UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

FOOD, BEVERAGE & TOBACCO - 0.0%
800	m	Marfrig Global Foods S.A.	1.000	07/15/15	36
		TOTAL FOOD, BEVERAGE & TOBACCO			36

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	19
		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			55
		(Cost $70)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	283
		TOTAL U.S. TREASURY SECURITIES			283

		TOTAL GOVERNMENT BONDS			283
		(Cost $303)

		TOTAL BONDS			338
		(Cost $373)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,064,698	*	Deutsche Bank, John Keells	0.000	07/05/19	1,848
		TOTAL DIVERSIFIED FINANCIALS			1,848

		TOTAL EQUITY LINKED NOTES			1,848
		(Cost $1,904)
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.3%
104,085		Actron Technology Corp	$459
25,400		Aisan Industry Co Ltd	194
647,355		Aisin Seiki Co Ltd	23,367
573,400	e	Akebono Brake Industry Co Ltd	2,563
100,247		Allison Transmission Holdings, Inc	3,001
649,980	*	American Axle & Manufacturing Holdings, Inc	12,038
211,675		Amtek Auto Ltd	565
404,706		Amtek India Ltd	574
765,335		Apollo Tyres Ltd	2,051
62,397	e	ARB Corp Ltd	697
17,561		AtlasBX Co Ltd	670
142,332	e	Autoliv, Inc	14,283
71,600		Autometal S.A.	508
10,193		Autoneum Holding AG.	2,346
131,117		Bajaj Holdings and Investment Ltd	4,577
251,449		Bayerische Motoren Werke AG.	31,775
2,669		Bayerische Motoren Werke AG. (Preference)	252
777,929		Bharat Forge Ltd	5,508
460,546		BorgWarner, Inc	28,310
101,376		Brembo S.p.A.	3,838
1,013,138		Bridgestone Corp	35,906
3,795,900		Brilliance China Automotive Holdings Ltd	5,807
581,000	*,e	Byd Co Ltd	3,604
711,000		Calsonic Kansei Corp	3,297
2,112,000	e	Chaowei Power Holdings Ltd	861
2,373,734		Cheng Shin Rubber Industry Co Ltd	6,787
373,100		China Motor Corp	334
1,082,662		Chongqing Changan Automobile Co Ltd	1,798
89,199	e	Cie Automotive S.A.	1,057
179,590		Compagnie Plastic-Omnium S.A.	6,659
289,243		Continental AG.	69,366
234,453		Cooper Tire & Rubber Co	5,697
57,080		Dae Won Kang Up Co Ltd	353
28,000		Daido Metal Co Ltd	294
218,304		Daihatsu Motor Co Ltd	3,855
1,864,895		Daimler AG. (Registered)	176,417
818,241		Dana Holding Corp	19,040
4,187,290		Delphi Automotive plc	284,150
925,925		Denso Corp	44,404
396,000		Depo Auto Parts Ind Co Ltd	1,544
5,760		Dong Ah Tire & Rubber Co Ltd	105
3,563,300		Dongfeng Motor Group Co Ltd	5,054
43,800		Dongyang Mechatronics Corp	423
79,691		Dorman Products, Inc	4,707
499,900		Double Coin Holdings Ltd	347
1,038,300		Drb-Hicom BHD	786
154,442		Drew Industries, Inc	8,371
27,000		Eagle Industry Co Ltd	417
37,221		ElringKlinger AG.	1,468
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,182		Exedy Corp	$1,236
496,347	*,e	Faurecia	20,965
111,700		FCC Co Ltd	1,989
886,945		Federal Corp	677
89,741	*	Federal Mogul Corp (Class A)	1,679
540,770	*	Fiat S.p.A.	6,304
4,351,208		Ford Motor Co	67,879
66,629		Ford Otomotiv Sanayi AS	680
25,819	*	Fox Factory Holding Corp	488
51,413	*	Fuel Systems Solutions, Inc	553
855,853		Fuji Heavy Industries Ltd	23,176
67,797	*	Futaba Industrial Co Ltd	295
6,073,900	e	Geely Automobile Holdings Ltd	2,395
722,689	*,e,m	General Motors Co	0	^
9,522,255		General Motors Co	327,756
35,983,677	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
777,425		Gentex Corp	24,512
103,117	*	Gentherm, Inc	3,580
3,601,533		GKN plc	23,467
9,064		Global & Yuasa Battery Co Ltd	421
4,267		Goodyear Lastikleri Turk AS.	107
1,100,013		Goodyear Tire & Rubber Co	28,743
35,364		Grammer AG.	1,731
3,366,800	e	Great Wall Motor Co Ltd	16,962
20,000		G-Tekt Corp	248
2,875,066		Guangzhou Automobile Group Co Ltd	3,031
122,050		Halla Climate Control Corp	5,591
19,290		Hanil E-Wha Co Ltd	376
78,337		Hankook Tire Co Ltd	4,458
413,672		Harley-Davidson, Inc	27,555
103,060		Hero Honda Motors Ltd	3,930
1,644,197		Honda Motor Co Ltd	57,854
1,595,140		Hota Industrial Manufacturing Co Ltd	2,795
79,199		Hu Lane Associate, Inc	247
21,260		Hwa Shin Co Ltd	247
95,904		Hyundai Mobis	28,455
333,818		Hyundai Motor Co	78,932
44,906		Hyundai Motor Co Ltd (2nd Preference)	6,421
38,144		Hyundai Motor Co Ltd (Preference)	4,879
16,267		Hyundai Wia Corp	2,622
46,900		Icahn Enterprises LP	4,818
250,133	*	IMMSI S.p.A.	238
1,065,792		Isuzu Motors Ltd	6,120
1,811,463		Johnson Controls, Inc	85,718
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,896		Kayaba Industry Co Ltd	$781
232,303		Keihin Corp	3,391
1,125,128		Kenda Rubber Industrial Co Ltd	2,690
653,004		Kia Motors Corp	36,491
66,000		Kinugawa Rubber Industrial Co Ltd	274
110,989		Koito Manufacturing Co Ltd	1,882
134,810	*	Kumho Tire Co, Inc	1,692
679,310		Lear Corp	56,872
40,554		Leoni AG.	2,966
103,830		Linamar Corp	4,790
101,500		Magna International, Inc - Class A (NY)	9,775
480,797		Magna International, Inc (Class A)	46,223
410,771		Mahindra & Mahindra Ltd	6,756
136,700		Mahle-Metal Leve S.A. Industria e Comercio	1,434
47,265		Mando Corp	6,015
104,582		Martinrea International, Inc	943
15,201,142	*	Mazda Motor Corp	67,533
160,194		Metair Investments Ltd	650
435,872		Michelin (C.G.D.E.) (Class B)	54,490
1,272,000		Minth Group Ltd	2,598
36,400		Mitsuba Corp	596
757,096		Mitsubishi Motors Corp	7,907
178,903	*	Modine Manufacturing Co	2,621
28,051		Montupet	2,273
558,056		Motherson Sumi Systems Ltd	2,390
37,940		Motonic Corp	392
5,745		MRF Ltd	2,097
26,000	e	Musashi Seimitsu Industry Co Ltd	536
387,948		Nan Kang Rubber Tire Co Ltd	472
1,317		Nexen Corp	98
41,427		Nexen Tire Corp	526
205,724		NGK Spark Plug Co Ltd	4,623
431,954		NHK Spring Co Ltd	4,017
99,451		Nifco, Inc	2,812
46,000		Nippon Seiki Co Ltd	786
3,586,504		Nissan Motor Co Ltd	31,968
102,941		Nissan Shatai Co Ltd	1,726
66,600		Nissin Kogyo Co Ltd	1,241
210,935		NOK Corp	3,433
14,206	e	Nokian Renkaat Oyj	575
52,800	*	Norstar Founders Group Ltd	3
13,594		Otokar Otobus Karoseri Sanayi AS	349
84,100		Pacific Industrial Co Ltd	564
319,689	*,e	Peugeot S.A.	6,022
180,127	e	Piaggio & C S.p.A.	645
8,800		Piolax Inc	321
53,844		Pirelli & C S.p.A.	847
55,774		Porsche AG.	5,734
126,000		Press Kogyo Co Ltd	458
22,624,600		PT Astra International Tbk	14,799
4,602,500		PT Gajah Tunggal Tbk	867
17,963		Pyeong Hwa Automotive Co Ltd	373
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,162,000		Qingling Motors Co Ltd	$2,788
54,725		Remy International, Inc	1,293
1,209,316		Renault S.A.	117,466
109,000		Riken Corp	441
32,780		S&T Daewoo Co Ltd	829
119,053	*	SAF-Holland S.A.	1,853
180,000	e	Sanden Corp	804
27,700		Sanoh Industrial Co Ltd	174
777,920		Sanyang Industry Co Ltd	1,292
29,010		Sejong Industrial Co Ltd	466
24,433		Shiloh Industries, Inc	433
111,000		Showa Corp	1,218
41,230		SL Corp	740
7,139	*	Societe Fonciere Financiere et de Participations FFP	466
148,468		Sogefi S.p.A.	970
1,054,625		Somboon Advance Technology PCL	520
129,503		Spartan Motors, Inc	666
1,939,500		Sri Trang Agro-Industry PCL (Foreign)	916
48,450	*	Ssangyong Motor Co	399
86,142		Standard Motor Products, Inc	3,081
242,653		Stanley Electric Co Ltd	5,385
152,619	*	Stoneridge, Inc	1,714
429,321		Sumitomo Rubber Industries, Inc	5,461
26,745		Sungwoo Hitech Co Ltd	426
108,615		Superior Industries International, Inc	2,226
233,719		Suzuki Motor Corp	6,094
2,326,653		T RAD Co Ltd	6,581
24,000		Tachi-S Co Ltd	394
15,400		Taiho Kogyo Co Ltd	146
42,300	*	Takata Corp	1,061
247,400		TAN Chong Motor Holdings BHD	419
2,129,460		Tata Motors Ltd	14,389
22,200		Teikoku Piston Ring Co Ltd	338
420,740	*	Tenneco, Inc	24,432
146,798	*,e,z	Tesla Motors, Inc	30,600
138,100		Thai Stanley Electric PCL (ADR)	864
44,213		Thor Industries, Inc	2,700
2,750,000		Tianneng Power International Ltd	930
293,306		Tofas Turk Otomobil Fabrik	1,666
213,163		Tokai Rika Co Ltd	3,582
40,600		Tokai Rubber Industries, Inc	416
617,699		Tong Yang Industry Co Ltd	903
42,500		Topre Corp	454
111,880	*	Tower International, Inc	3,045
314,000		Toyo Tire & Rubber Co Ltd	2,226
102,177		Toyoda Gosei Co Ltd	1,956
48,644	e	Toyota Boshoku Corp	492
165,021		Toyota Industries Corp	7,931
6,443,237		Toyota Motor Corp	363,359
303,714	*	TRW Automotive Holdings Corp	24,789
120,600		TS Tech Co Ltd	3,651
14,700		Tube Investments Of India	44
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,089		Tung Thih Electronic Co Ltd	$546
574,066		TVS Motor Co Ltd	933
528,482		UMW Holdings BHD	1,779
50,200		Unipres Corp	904
342,832		Valeo S.A.	48,282
121,275	*	Visteon Corp	10,726
146,248		Volkswagen AG.	37,104
125,478		Volkswagen AG. (Preference)	32,536
127,443	*	Winnebago Industries, Inc	3,491
1,285,400	*,e	Xinchen China Power Holdings Ltd	798
1,112,000		Xingda International Holdings Ltd	557
2,158,785	e	Xinyi Glass Holdings Co Ltd	1,761
262,110		Yamaha Motor Co Ltd	4,182
1,030,000		Yokohama Rubber Co Ltd	9,687
247,300		Yorozu Corp	4,063
804,558		Yulon Motor Co Ltd	1,332
		TOTAL AUTOMOBILES & COMPONENTS	2,935,101

BANKS - 7.9%
57,124		1st Source Corp	1,833
115,513		1st United Bancorp, Inc	885
714,030		77 Bank Ltd	3,207
145,732	*	Aareal Bank AG.	6,419
26,182		Access National Corp	424
58,217,000		Agricultural Bank of China	25,450
8,600		Aichi Bank Ltd	444
2,225,554		Akbank TAS	7,073
590,880	*	Albaraka Turk Katilim Bankasi AS	423
122,002	*	Alior Bank S.A.	3,542
313,883		Allahabad Bank	479
1,003,400		Alliance Financial Group BHD	1,356
1,843,055	*	Alpha Bank S.A.	1,809
315,270	*,m	Amagerbanken AS	0	^
31,218		American National Bankshares, Inc	734
90,762	*	Ameris Bancorp	2,115
35,465	e	Ames National Corp	782
2,957,605		AMMB Holdings BHD	6,507
180,854		Andhra Bank	194
11,489,576		Aozora Bank Ltd	32,713
121,880		Apollo Residential Mortgage	1,978
43,733	e	Arrow Financial Corp	1,156
79,669		Associated Banc-Corp	1,439
335,516		Astoria Financial Corp	4,637
514,415	*	Asya Katilim Bankasi AS	339
3,548,952		Australia & New Zealand Banking Group Ltd	109,176
409,721		Awa Bank Ltd	2,179
58,882	e	Banc of California, Inc	722
2,092,294	*,e	Banca Carige S.p.A.	1,802
12,733,719		Banca Intesa S.p.A.	43,208
1,464,024	*	Banca Monte dei Paschi di Siena S.p.A.	536
433,288	*	Banca Popolare dell’Emilia Romagna Scrl	5,464
3,270,527	*,e	Banca Popolare di Milano	3,294
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
413,832	e	Banca Popolare di Sondrio SCARL	$2,812
30,813	e	Bancfirst Corp	1,745
1,099,351		Banche Popolari Unite Scpa	10,372
66,697		Banco ABC Brasil S.A.	372
1,797	*	Banco ABC Brasil S.A. (ADR)	10
2,344,171		Banco Bilbao Vizcaya Argentaria S.A.	28,187
1,326,904	*,e	Banco BPI S.A.	3,473
783,360		Banco Bradesco S.A.	11,604
3,203,586		Banco Bradesco S.A. (Preference)	44,037
18,794,837	*	Banco Comercial Portugues S.A.	5,875
91,435		Banco Davivienda S.A.	1,181
43,500		Banco Daycoval S.A.	173
54,484,878		Banco de Chile	6,856
61,767		Banco de Credito e Inversiones	3,551
4,050,942		Banco de Oro Universal Bank	7,694
551,378		Banco de Sabadell S.A.	1,705
1,205,822		Banco do Brasil S.A.	12,117
280,581		Banco do Estado do Rio Grande do Sul	1,622
14,419,925	*,e	Banco Espirito Santo S.A.	27,004
58,300		Banco Industrial e Comercial S.A.	204
4,757,220		Banco Itau Holding Financeira S.A.	71,075
110,181		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,910
114,800	*	Banco Panamericano S.A.	190
27,907		Banco Pine S.A.	107
544,124	*,e	Banco Popolare SC	11,856
913,374		Banco Popular Espanol S.A.	6,906
1,462,344		Banco Santander Brasil S.A.	8,101
4,695,235		Banco Santander Central Hispano S.A.	44,821
133,742,772		Banco Santander Chile S.A.	7,829
334,020		BanColombia S.A.	4,563
855,710		BanColombia S.A. (Preference)	11,907
362,683		Bancorpsouth, Inc	9,053
95,000		Bangkok Bank PCL	524
655,700		Bangkok Bank PCL (ADR)	3,615
1,333,700		Bangkok Bank PCL (Foreign)	7,393
65,732		Bank Handlowy w Warszawie S.A.	2,474
876,045		Bank Hapoalim Ltd	5,001
625,747	*	Bank Leumi Le-Israel	2,442
876,235	*	Bank Millennium S.A.	2,597
180,152		Bank Mutual Corp	1,142
44,680,388	z	Bank of America Corp	768,503
166,348		Bank of Baroda	2,013
133,319,000		Bank of China Ltd	59,230
21,328,472		Bank of Communications Co Ltd	13,974
4,349,184	*,m	Bank of Cyprus Public Co Ltd	60
2,405,150		Bank of East Asia Ltd	9,418
94,305		Bank of Georgia Holdings plc	3,923
56,802	e	Bank of Hawaii Corp	3,443
4,659		Bank of India	18
26,984,896	*	Bank of Ireland	11,492
17,500	e	Bank of Iwate Ltd	846
794,226		Bank of Kaohsiung	251
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,278		Bank of Kentucky Financial Corp	$986
419,505		Bank of Kyoto Ltd	3,458
25,581	e	Bank of Marin Bancorp	1,152
1,166,420	e	Bank of Montreal (Toronto)	78,036
202,000		Bank of Nagoya Ltd	788
1,839,977	e	Bank of Nova Scotia	106,571
24,000		Bank of Okinawa Ltd	1,013
328,985		Bank of Queensland Ltd	3,931
169,541		Bank of Saga Ltd	368
104,769		Bank of the Ozarks, Inc	7,131
1,086,578		Bank of the Philippine Islands	2,083
211,900		Bank of the Ryukyus Ltd	2,817
1,430,763		Bank of Yokohama Ltd	7,137
158,538		Bank Pekao S.A.	10,320
31,187,800		Bank Rakyat Indonesia	26,515
31,979		Bank Zachodni WBK S.A.	4,369
81,474		BankFinancial Corp	813
313,990	*	Bankia S.A.	664
1,225,839		Bankinter S.A.	9,870
625,451		BankUnited	21,747
75,801		Banner Corp	3,124
3,991		Banque Cantonale Vaudoise	2,329
428,800	e	Banregio Grupo Financiero SAB de C.V.	2,485
15,681		Bar Harbor Bankshares	601
505,911	e	Barclays Africa Group Ltd	7,165
43,705,458		Barclays plc	170,079
863,014		BB&T Corp	34,667
306,728		BBCN Bancorp, Inc	5,257
25,082	*	BBX Capital Corp	488
308,650		Bendigo Bank Ltd	3,261
139,271	*	Beneficial Mutual Bancorp, Inc	1,837
106,912		Berkshire Hills Bancorp, Inc	2,767
657,060		BIMB Holdings BHD	873
71,493	e	BNC Bancorp	1,239
2,908,775		BNP Paribas	224,264
6,124,037	e	BOC Hong Kong Holdings Ltd	17,487
38,138	*	BofI Holding, Inc	3,270
25,298		BOK Financial Corp	1,747
313,041		Boston Private Financial Holdings, Inc	4,235
15,457		BRE Bank S.A.	2,758
39,126		Bridge Bancorp, Inc	1,045
37,018	*	Bridge Capital Holdings	880
269,322		Brookline Bancorp, Inc	2,537
52,327		Bryn Mawr Bank Corp	1,503
478,127		BS Financial Group	6,784
5,937,613		Bumiputra-Commerce Holdings BHD	13,018
13,612		C&F Financial Corp	451
7,454,446		CaixaBank, S.A.	47,985
30,066		Camden National Corp	1,239
906,427	e	Canadian Imperial Bank of Commerce/Canada	78,098
103,576	e	Canadian Western Bank	3,486
3,601		Canara Bank	16
89,231	*	Capital Bank Financial Corp	2,241
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,791		Capital City Bank Group, Inc	$621
564,876		CapitalSource, Inc	8,242
606,002		Capitol Federal Financial	7,605
137,764		Cardinal Financial Corp	2,456
14,093	*,e	Cascade Bancorp	79
300,567		Cathay General Bancorp	7,571
47,692	e	Center Bancorp, Inc	906
112,316		Centerstate Banks of Florida, Inc	1,226
200,000		Central Bank Of India	167
82,208		Central Pacific Financial Corp	1,661
14,233		Century Bancorp, Inc	485
5,409,559		Chang Hwa Commercial Bank	3,210
92,325		Charter Financial Corp	998
108,288		Chemical Financial Corp	3,514
13,340	e	Chemung Financial Corp	362
763,189		Chiba Bank Ltd	4,698
39,000	*	Chiba Kogyo Bank Ltd	270
11,444,000	e	China Citic Bank	6,610
114,383,791		China Construction Bank	80,291
15,859,770		China Development Financial Holding Corp	4,546
9,463,622		China Merchants Bank Co Ltd	17,215
12,969,600	e	China Minsheng Banking Corp Ltd	13,037
33,113,705		Chinatrust Financial Holding Co	20,745
11,433,500	e	Chongqing Rural Commercial Bank	5,026
53,728		Chugoku Bank Ltd	716
652,658		CIT Group, Inc	31,993
12,650,654	z	Citigroup, Inc	602,171
47,483	e	Citizens & Northern Corp	936
61,041	e	City Holding Co	2,738
62,030		City National Corp	4,883
37,943		Clifton Savings Bancorp, Inc	445
49,490		CNB Financial Corp	875
136,379		CoBiz, Inc	1,571
197,686		Columbia Banking System, Inc	5,638
75,619		Comdirect Bank AG.	903
290,440		Comerica, Inc	15,045
98,342		Commerce Bancshares, Inc	4,565
1,813,229		Commercial International Bank	9,283
798,853	*	Commerzbank AG.	14,694
1,389,443		Commonwealth Bank of Australia	100,025
154,247	e	Community Bank System, Inc	6,019
54,306		Community Trust Bancorp, Inc	2,253
32,798	*,e	CommunityOne Bancorp	368
5,405	*,e	ConnectOne Bancorp, Inc	265
20,000		Corp Bank	93
164,135,124		CorpBanca S.A.	1,930
107,374		Credicorp Ltd (NY)	14,809
1,809,603	*	Credit Agricole S.A.	28,520
216,497		Credito Emiliano S.p.A.	2,156
35,891	*	CU Bancorp	660
66,353	e	Cullen/Frost Bankers, Inc	5,144
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
92,823	*	Customers Bancorp, Inc	$1,937
355,963		CVB Financial Corp	5,660
1,128,782	e	Dah Sing Banking Group Ltd	1,781
315,456	e	Dah Sing Financial Holdings Ltd	1,484
603,000		Daishi Bank Ltd	2,212
868,355		Danske Bank AS	24,162
2,358,803		DBS Group Holdings Ltd	30,391
4,022,608	*	Development Credit Bank Ltd	4,132
77,445		Dewan Housing Finance Corp Ltd	284
149,810		DGB Financial Group Co Ltd	2,172
1,940,892	*	Dhanalakshmi Bank Ltd	1,174
131,401		Dime Community Bancshares	2,231
1,663,420		DNB NOR Holding ASA	28,904
28,056	*,e	Doral Financial Corp	244
5,426,154		E.Sun Financial Holding Co Ltd	3,274
99,618	*	Eagle Bancorp, Inc	3,596
1,083,437		East West Bancorp, Inc	39,545
410,000	*	EastWest Banking Corp	262
327,000		Eighteenth Bank Ltd	717
27,603		Enterprise Bancorp, Inc	561
72,480		Enterprise Financial Services Corp	1,455
582,866		Erste Bank der Oesterreichischen Sparkassen AG.	19,940
49,778		ESB Financial Corp	651
31,234		ESSA Bancorp, Inc	340
810,539	*,e	Essent Group Ltd	18,205
387,909		EverBank Financial Corp	7,653
2,238,566		Far Eastern International Bank	795
30,775	*	Farmers Capital Bank Corp	691
37,869		Federal Agricultural Mortgage Corp (Class C)	1,259
1,800,000		Federal Bank Ltd	2,889
54,804		Fidelity Southern Corp	766
5,266,565		Fifth Third Bancorp	120,868
54,639	e	Financial Institutions, Inc	1,258
75,851		First Bancorp (NC)	1,441
291,923	*,e	First Bancorp (Puerto Rico)	1,588
34,712		First Bancorp, Inc	566
283,888		First Busey Corp	1,647
3,282		First Citizens Bancshares, Inc (Class A)	790
389,535		First Commonwealth Financial Corp	3,521
72,055		First Community Bancshares, Inc	1,179
66,346		First Connecticut Bancorp	1,039
39,367		First Defiance Financial Corp	1,068
9,104	*,e	First Federal Bancshares of Arkansas, Inc	83
223,539		First Financial Bancorp	4,019
107,501	e	First Financial Bankshares, Inc	6,642
43,505		First Financial Corp	1,465
8,016,427		First Financial Holding Co Ltd	4,771
89,484		First Financial Holdings, Inc	5,603
68,799		First Financial Northwest, Inc	698
760,957		First Gulf Bank PJSC	3,378
116,707		First Horizon National Corp	1,440
21,640		First International Bank Of Israel Ltd	358
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
68,161		First Interstate Bancsystem, Inc	$1,923
127,605		First Merchants Corp	2,761
288,614		First Midwest Bancorp, Inc	4,930
25,288	*	First NBC Bank Holding Co	882
170,878		First Niagara Financial Group, Inc	1,615
31,306		First of Long Island Corp	1,271
292,422		First Republic Bank	15,788
254,449	*,e	First Security Group, Inc	529
632,650		FirstMerit Corp	13,178
83,159	*	Flagstar Bancorp, Inc	1,848
129,874		Flushing Financial Corp	2,736
580,899		FNB Corp	7,784
49,319		Fox Chase Bancorp, Inc	831
41,469	e	Franklin Financial Corp	811
1,871,540		Fukuoka Financial Group, Inc	7,688
125,007		Fulton Financial Corp	1,573
107,040	e	Genworth MI Canada, Inc	3,652
50,398	e	German American Bancorp, Inc	1,456
1,359,147	*	Get Bank S.A.	1,435
695,591		Getin Holding S.A.	749
281,123		Glacier Bancorp, Inc	8,172
41,338		Great Southern Bancorp, Inc	1,241
30,620		Gruh Finance Ltd	151
1,332,333		Grupo Aval Acciones y Valores	882
4,188,089		Grupo Financiero Banorte S.A. de C.V.	28,175
5,641,832		Grupo Financiero Inbursa S.A.	14,520
4,204,000	e	Grupo Financiero Santander Mexico SAB de C.V.	10,301
59,729		Guaranty Bancorp	851
396,218		Gunma Bank Ltd	2,155
357,116		Hachijuni Bank Ltd	2,029
123,689	*,e	Hampton Roads Bankshares, Inc	197
335,013		Hana Financial Group, Inc	12,281
323,185		Hancock Holding Co	11,845
1,957,588		Hang Seng Bank Ltd	31,229
120,187		Hanmi Financial Corp	2,800
1,707,208		HDFC Bank Ltd	21,538
56,318	e	Heartland Financial USA, Inc	1,520
85,722		Heritage Commerce Corp	691
60,345	e	Heritage Financial Corp	1,021
77,469	*	Heritage Oaks Bancorp	626
169,000		Higashi-Nippon Bank Ltd	416
189,331		Higo Bank Ltd	1,009
4,389		Hingham Institution for Savings	345
74,809		Hiroshima Bank Ltd	312
590,000		Hokkoku Bank Ltd	2,064
507,000		Hokuetsu Bank Ltd	1,060
173,000		Hokuhoku Financial Group, Inc	332
27,209	*	Home Bancorp, Inc	571
166,891		Home Bancshares, Inc	5,744
155,848	e	Home Capital Group, Inc	6,295
59,255		Home Federal Bancorp, Inc	922
269,059	e	Home Loan Servicing Solutions Ltd	5,812
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,524	e	HomeStreet, Inc	$1,085
83,196	*	HomeTrust Bancshares, Inc	1,313
538,240		Hong Leong Bank BHD	2,332
123,112		Hong Leong Credit BHD	592
32,850		Horizon Bancorp	732
2,155,124		Housing Development Finance Corp	31,938
20,222,177		HSBC Holdings plc	204,758
6,177,596		Hua Nan Financial Holdings Co Ltd	3,504
257,720		Hudson City Bancorp, Inc	2,533
70,642	e	Hudson Valley Holding Corp	1,346
6,817,659		Huntington Bancshares, Inc	67,972
308,692		Hyakugo Bank Ltd	1,268
326,000		Hyakujushi Bank Ltd	1,117
112,860		IBERIABANK Corp	7,917
450,812		ICICI Bank Ltd	9,442
21,469		ICICI Bank Ltd (ADR)	940
87,077		Independent Bank Corp	3,428
18,971		Independent Bank Group, Inc	1,115
137,833,366		Industrial & Commercial Bank of China	84,971
564,030		Industrial Bank of Korea	7,173
214,103		ING Vysya Bank Ltd	2,276
204,251		International Bancshares Corp	5,123
68,837	*	Intervest Bancshares Corp	513
216,225		Investors Bancorp, Inc	5,976
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,015,998	*	Israel Discount Bank Ltd	1,865
48,340		Iyo Bank Ltd	461
15,922		Jammu & Kashmir Bank Ltd	411
103,763		JB Financial Group Co Ltd	701
345,100		Jimoto Holdings Inc	727
460,485		Joyo Bank Ltd	2,295
15,203,498		JPMorgan Chase & Co	923,004
386,555		Juroku Bank Ltd	1,348
96,970	*	Jyske Bank	5,315
172,000		Kagoshima Bank Ltd	1,090
842,535		Kansai Urban Banking Corp	1,003
104,000		Kanto Tsukuba Bank Ltd	401
625,757		Karnataka Bank Ltd	1,231
22,505	*	Karur Vysya Bank Ltd	142
503,500		Kasikornbank PCL	2,771
474,300		Kasikornbank PCL - NVDR	2,610
1,775,700		Kasikornbank PCL (Foreign)	10,164
718,234		KB Financial Group, Inc	25,201
59,909		KBC Groep NV	3,690
57,931	*	Kearny Financial Corp	856
742,000		Keiyo Bank Ltd	3,160
7,896,887		Keycorp	112,452
696,432		Kiatnakin Bank PCL	914
1,218,000		King’s Town Bank	1,132
78,000		Kiyo Bank Ltd	999
54,431		Komercni Banka AS	13,007
464,572		Kotak Mahindra Bank Ltd	6,088
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,860,400		Krung Thai Bank PCL (Foreign)	$2,810
25,559	*	Ladder Capital Corp	483
127,420		Lakeland Bancorp, Inc	1,433
71,284		Lakeland Financial Corp	2,867
33,052		Laurentian Bank of Canada	1,412
23,470	e	LCNB Corp	406
5,251,200		LH Financial Group PCL	199
501,641	*,e	Liberbank S.A.	622
813,999	*	LIC Housing Finance Ltd	3,224
87,042,056	*	Lloyds TSB Group plc	108,891
67,307	e	M&T Bank Corp	8,164
97,484	e	Macatawa Bank Corp	491
78,445		MainSource Financial Group, Inc	1,341
5,993,376		Malayan Banking BHD	17,789
1,268,850		Malaysia Building Society	848
5,646,074	*	Marfin Popular Bank Public Co Ltd	78
212,787		MB Financial, Inc	6,588
23,662,968		Mega Financial Holding Co Ltd	18,364
35,093		Mercantile Bank Corp	724
23,240		Merchants Bancshares, Inc	758
37,624	*	Meridian Interstate Bancorp, Inc	962
21,251		Meta Financial Group, Inc	953
2,162,320		Metropolitan Bank & Trust	3,734
1,115,024	*	MGIC Investment Corp	9,500
17,430		Middleburg Financial Corp	307
33,904		Midsouth Bancorp, Inc	571
26,810		MidWestOne Financial Group, Inc	677
128,000		Mie Bank Ltd	286
436,000		Minato Bank Ltd	759
15,016,064		Mitsubishi UFJ Financial Group, Inc	82,690
4,524,494		Mitsui Trust Holdings, Inc	20,471
214,000		Miyazaki Bank Ltd	651
105,922		Mizrahi Tefahot Bank Ltd	1,449
50,621,152	e	Mizuho Financial Group, Inc	100,324
72,168		Musashino Bank Ltd	2,392
326,928		Nanto Bank Ltd	1,233
13,108	e	NASB Financial, Inc	330
2,034,236		National Australia Bank Ltd	67,069
173,618		National Bank Holdings Corp	3,484
788,909	e	National Bank of Canada	31,613
4,057,972	*	National Bank of Greece S.A.	22,203
28,487	e	National Bankshares, Inc	1,040
454,737		National Penn Bancshares, Inc	4,752
44,955	*,e	Nationstar Mortgage Holdings, Inc	1,459
2,424,372		Natixis	17,805
169,122		NBT Bancorp, Inc	4,137
228,755	e	Nedbank Group Ltd	4,862
212,190	e	New York Community Bancorp, Inc	3,410
98,613	*	NewBridge Bancorp	704
121,225		Nishi-Nippon City Bank Ltd	272
27,175	*	NOMOS-BANK (GDR)	335
3,680,975	*	Nordea Bank AB	52,217
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
408,800		North Pacific Bank Ltd	$1,657
236,607		Northfield Bancorp, Inc	3,043
25,863		Northrim BanCorp, Inc	664
361,381		Northwest Bancshares, Inc	5,276
55,077		OceanFirst Financial Corp	974
414,284	*	Ocwen Financial Corp	16,232
176,700	e	OFG Bancorp	3,037
753,000		Ogaki Kyoritsu Bank Ltd	2,054
387,000		Oita Bank Ltd	1,503
394,849		Old National Bancorp	5,887
54,275		OmniAmerican Bancorp, Inc	1,237
180,097		Oriental Bank of Commerce	674
165,041		Oritani Financial Corp	2,609
489,286		OTP Bank	9,375
1,698,551		Oversea-Chinese Banking Corp	12,841
72,080		Pacific Continental Corp	992
69,638	*	Pacific Premier Bancorp, Inc	1,124
147,806	e	PacWest Bancorp	6,357
10,894	*	Palmetto Bancshares, Inc	153
516,163		Paragon Group of Cos plc	3,549
43,903	e	Park National Corp	3,376
173,284		Park Sterling Bank	1,152
43,446		Peapack Gladstone Financial Corp	956
16,842	e	Penns Woods Bancorp, Inc	822
56,601	*	Pennsylvania Commerce Bancorp, Inc	1,197
46,415	*,e	PennyMac Financial Services, Inc	772
42,489		Peoples Bancorp, Inc	1,051
149,513	e	People’s United Financial, Inc	2,223
493,626	*	Philippine National Bank	904
1,433,902	e	Piccolo Credito Valtellinese Scarl	3,040
135,966		Pinnacle Financial Partners, Inc	5,097
29,052,631	*	Piraeus Bank S.A.	79,616
1,501,019		PNC Financial Services Group, Inc	130,589
280,933	*	Popular, Inc	8,706
1,370,506		Powszechna Kasa Oszczednosci Bank Polski S.A.	19,273
45,737	*	Preferred Bank	1,187
251,797		PrivateBancorp, Inc	7,682
277,051		Prosperity Bancshares, Inc	18,327
36,305		Provident Financial Holdings, Inc	560
231,760		Provident Financial Services, Inc	4,257
25,586,000		PT Bank Bukopin Tbk	1,445
13,305,900		PT Bank Central Asia Tbk	12,497
3,887,535		PT Bank Danamon Indonesia Tbk	1,495
8,714,500		PT Bank Jabar Banten Tbk	804
10,107,448		PT Bank Mandiri Persero Tbk	8,513
21,940,650		PT Bank Negara Indonesia	9,667
27,300,000	*	PT Bank Pan Indonesia Tbk	1,809
7,641,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	321
13,825,194		PT Bank Tabungan Negara Tbk	1,575
78,946		Public Bank BHD	464
1,538,311		Public Bank BHD (Foreign)	9,045
630,919	e	Radian Group, Inc	9,483
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
992,521		Raiffeisen International Bank Holding AG.	$33,120
8,703,421		Regions Financial Corp	96,695
113,237		Renasant Corp	3,290
39,510		Republic Bancorp, Inc (Class A)	893
7,897,240		Resona Holdings, Inc	38,164
803,523		RHB Capital BHD	2,074
335,000		Rizal Commercial Banking Corp	351
103,762	e	Rockville Financial, Inc	1,410
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	8,948
2,429,761		Royal Bank of Canada (Toronto)	160,204
1,070,701	*	Royal Bank of Scotland Group plc	5,555
115,468		S&T Bancorp, Inc	2,737
58,090		S.Y. Bancorp, Inc	1,838
106,029		Sandy Spring Bancorp, Inc	2,649
280,000		San-In Godo Bank Ltd	1,894
4,510,313		Sberbank of Russian Federation (ADR)	43,916
59,571	*	Seacoast Banking Corp of Florida	655
465,036	*	Sekerbank TAS	417
236,380	e	Senshu Ikeda Holdings, Inc	1,078
309,646		Seven Bank Ltd	1,215
276,000		Shiga Bank Ltd	1,498
1,012,542		Shinhan Financial Group Co Ltd	44,801
3,837,823	e	Shinsei Bank Ltd	7,535
661,559		Shizuoka Bank Ltd	6,447
3,314,700		Siam Commercial Bank PCL (Foreign)	16,135
47,941		Sierra Bancorp	763
527,286	*	Signature Bank	66,222
63,428		Simmons First National Corp (Class A)	2,364
7,728,454		SinoPac Financial Holdings Co Ltd	3,728
3,926,999	e	Skandinaviska Enskilda Banken AB (Class A)	53,946
1,670,327		Societe Generale	102,818
69,109	e	Southside Bancshares, Inc	2,169
72,768		Southwest Bancorp, Inc	1,285
290,261	e	Sparebanken Midt-Norge	2,608
4,960		St Galler Kantonalbank	2,062
1,911,313	e	Standard Bank Group Ltd	25,181
1,589,572		Standard Chartered plc	33,239
125,915		State Bank & Trust Co	2,227
7,332		State Bank of Bikaner & Jaip	40
63,043		State Bank of India Ltd	2,028
114,524		State Bank of India Ltd (GDR)	7,301
2,543		State Bank of Travancore	18
318,528		Sterling Bancorp/DE	4,033
129,767		Sterling Financial Corp	4,325
21,584	*,e	Stonegate Mortgage Corp	321
47,049	*	Suffolk Bancorp	1,049
3,048,471		Sumitomo Mitsui Financial Group, Inc	130,669
154,095	*,e	Sun Bancorp, Inc	518
1,948,877		SunTrust Banks, Inc	77,546
736,789		Suruga Bank Ltd	12,979
725,934		Susquehanna Bancshares, Inc	8,268
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
175,974	*	SVB Financial Group	$22,662
288,151	*,e	Svenska Handelsbanken (A Shares)	14,480
1,174,880		Swedbank AB (A Shares)	31,540
83,226	*	Sydbank AS	2,128
313,579		Syndicate Bank	505
1,733,046		Synovus Financial Corp	5,875
2,345,059	*	Ta Chong Bank Co Ltd	783
2,280,794		Taichung Commercial Bank	773
7,441,463		Taishin Financial Holdings Co Ltd	3,377
2,056,769	*	Taiwan Business Bank	608
6,575,091		Taiwan Cooperative Financial Holding	3,524
5,390	*	Talmer Bancorp Inc	79
71,410	*	Taylor Capital Group, Inc	1,708
4,585,012		TCF Financial Corp	76,386
656,872	*	TCS Group Holding plc (ADR)	5,321
42,084		Territorial Bancorp, Inc	909
206,303	*,e	Texas Capital Bancshares, Inc	13,397
74,530	*	TFS Financial Corp	926
1,848,300		Thanachart Capital PCL	2,055
124,004	*	The Bancorp, Inc	2,333
1,395,180		Tisco Bank PCL	1,757
10,590,300		TMB Bank PCL (Foreign)	805
140,000		Tochigi Bank Ltd	594
468,000		Toho Bank Ltd	1,523
78,000	e	Tokyo Tomin Bank Ltd	806
349,600		Tomony Holdings, Inc	1,454
55,777		Tompkins Trustco, Inc	2,731
2,988,190	e	Toronto-Dominion Bank	140,098
1,162,000		Towa Bank Ltd	1,138
104,571	e	TowneBank	1,622
21,690		Tree.com, Inc	673
62,473		Trico Bancshares	1,620
22,258	*	Tristate Capital Holdings, Inc	316
362,827		Trustco Bank Corp NY	2,554
254,990		Trustmark Corp	6,464
2,858,783		Turkiye Garanti Bankasi AS	9,772
1,207,768		Turkiye Halk Bankasi AS	7,481
2,896,921		Turkiye Is Bankasi (Series C)	6,432
1,311,623		Turkiye Sinai Kalkinma Bankasi AS	1,122
889,800		Turkiye Vakiflar Bankasi Tao	1,680
937,248		UCO Bank	1,148
161,362		UMB Financial Corp	10,440
436,329	e	Umpqua Holdings Corp	8,133
3,472,390		UniCredit S.p.A	31,741
1,867,049	*	Union Bank Of Taiwan	666
160,280		Union Bankshares Corp	4,074
253,145	e	United Bankshares, Inc	7,751
169,541	*,e	United Community Banks, Inc	3,291
163,572	*	United Community Financial Corp	641
72,561		United Financial Bancorp, Inc	1,334
1,126,679	e	United Overseas Bank Ltd	19,435
63,208		Univest Corp of Pennsylvania	1,297
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,621,113		US Bancorp	$198,061
14,770		UTI Bank Ltd	362
33,864		Valiant Holding	3,409
94,395	e	Valley National Bancorp	983
34,991	*,e	VantageSouth Bancshares, Inc	246
153,894		ViewPoint Financial Group	4,440
436,660		Vijaya Bank	292
3,042,809	e	VTB Bank OJSC (GDR)	6,700
78,642	*	Walker & Dunlop, Inc	1,286
65,778		Washington Banking Co	1,170
97,131		Washington Federal, Inc	2,263
60,093		Washington Trust Bancorp, Inc	2,252
27,684	*	Waterstone Financial, Inc	288
374,082		Webster Financial Corp	11,619
25,457,176		Wells Fargo & Co	1,266,240
99,846		WesBanco, Inc	3,178
59,260		West Bancorporation, Inc	900
103,776	e	Westamerica Bancorporation	5,612
281,820	*	Western Alliance Bancorp	6,933
86,438		Westfield Financial, Inc	644
4,127,933	*	Westpac Banking Corp	132,724
250,468		Wilshire Bancorp, Inc	2,780
333,659		Wing Hang Bank Ltd	5,291
149,554	e	Wintrust Financial Corp	7,277
410,470		Woori Finance Holdings Co Ltd	4,684
29,568		WSFS Financial Corp	2,112
18,100		Yachiyo Bank Ltd	495
57,119	*	Yadkin Financial Corp	1,223
191,000		Yamagata Bank Ltd	812
67,492		Yamaguchi Financial Group, Inc	609
232,000		Yamanashi Chuo Bank Ltd	1,048
2,039,963		Yapi ve Kredi Bankasi	3,871
2,096,857		Yes Bank Ltd	14,587
311,845		Zions Bancorporation	9,661
		TOTAL BANKS	9,958,078

CAPITAL GOODS - 8.3%
2,822,401		3M Co	382,887
303,344		A.O. Smith Corp	13,960
209,860		Aalberts Industries NV	7,310
88,032		Aaon, Inc	2,453
156,947		AAR Corp	4,073
1,502,313		ABB Ltd	38,806
602,626	e	Abengoa S.A.	3,374
219,180	e	Abengoa S.A. (B Shares)	1,020
3,551,272		Aboitiz Equity Ventures, Inc	4,441
1,468,000		AcBel Polytech, Inc	2,031
120,992	*	Accuride Corp	536
110,823		Aceto Corp	2,226
396,335		ACS Actividades Construccion y Servicios S.A.	15,583
86,970		Acter Co Ltd	357
283,136		Actuant Corp (Class A)	9,669
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,584		Acuity Brands, Inc	$23,145
166,849		Adani Enterprises Ltd	1,030
35,639		Aditya Birla Nuvo Ltd	652
139,500		Advan Co Ltd	1,625
312,760	*	Aecom Technology Corp	10,061
173,855		Aecon Group, Inc	2,707
150,195	*	Aegion Corp	3,801
72,627	*	Aerovironment, Inc	2,923
19,137	*	AFG Arbonia-Forster Hldg	632
41,900	e	AG Growth International Inc	1,774
62,874		AGCO Corp	3,468
60,299		Aica Kogyo Co Ltd	1,345
40,500		Aichi Corp	180
180,300		Aida Engineering Ltd	1,718
211,180		Air Lease Corp	7,875
238,785		Aircastle Ltd	4,628
426,508		Airtac International Group	4,427
136,146		Akfen Holding AS.	254
25,885		Alamo Group, Inc	1,406
142,467		Alarko Holding AS	308
121,731		Albany International Corp (Class A)	4,326
205,870		Alfa Laval AB	5,577
5,085,040		Alfa S.A. de C.V. (Class A)	12,861
2,125,567		Allegion plc	110,891
7,562,600		Alliance Global Group, Inc	4,818
226,110		Alliant Techsystems, Inc	32,142
179,979		Allied Electronics Corp Ltd (Preference)	401
24,862		Alstom Projects India Ltd	175
42,351		Alstom RGPT	1,156
84,151		Altra Holdings, Inc	3,004
343,822		Amada Co Ltd	2,419
6,208		Amara Raja Batteries Ltd	41
71,045	*	Ameresco, Inc	537
35,964	e	American Railcar Industries, Inc	2,519
39,890		American Science & Engineering, Inc	2,679
137,192	*,e	American Superconductor Corp	221
57,516	*	American Woodmark Corp	1,936
639,011		Ametek, Inc	32,903
32,675		Ampco-Pittsburgh Corp	617
34,000	*,m	Amrep Corp	0	^
8,993	e	Andritz AG.	556
15,000		Antarchile S.A.	200
98,887	*,e	API Technologies Corp	290
97,780		Apogee Enterprises, Inc	3,249
141,851		Applied Industrial Technologies, Inc	6,843
92,506		Arcadis NV	3,555
150,888	*	Arcam AB	4,593
63,830		Argan, Inc	1,898
183,808	*	Armstrong World Industries, Inc	9,788
374,622	*	ArvinMeritor, Inc	4,589
57,600		Asahi Diamond Industrial Co Ltd	733
445,042		Asahi Glass Co Ltd	2,575
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,385,608		Ashok Leyland Ltd	$550
2,626,691		Ashtead Group plc	41,716
590,167		Assa Abloy AB (Class B)	31,436
189,245	e	Astaldi S.p.A.	1,952
78,222		Astec Industries, Inc	3,435
48,531	*	Astronics Corp	3,077
1,410	*	Astronics Corp (Class B)	87
728,016		Asunaro Aoki Construction Co Ltd	4,151
280,569		Atlas Copco AB (A Shares)	8,100
294,384		Atlas Copco AB (B Shares)	8,064
108,119	*	ATS Automation Tooling Systems, Inc	1,403
335,067	e	Ausdrill Ltd	249
1,892,675	*,e	Austal Ltd	1,711
45,233		Austin Engineering Ltd	96
553,397		Aveng Ltd	1,189
6,524,000	*	AVIC International Holding HK Ltd	257
2,681,300	e	AviChina Industry & Technology Co	1,497
83,257		AZZ, Inc	3,720
50,933		B&B Tools AB	936
184,551		Babcock & Wilcox Co	6,127
77,400	e	Badger Daylighting Ltd	2,909
2,364,980		BAE Systems plc	16,430
815,236		Balfour Beatty plc	4,076
193,000		Bando Chemical Industries Ltd	793
524,000		Baoye Group Co Ltd	291
249,870		Barloworld Ltd	2,617
208,048		Barnes Group, Inc	8,004
27,091		Bauer AG.	716
33,060		BayWa AG.	1,881
394,564	*	BE Aerospace, Inc	34,244
57	*	Beacon Power Corp	0	^
150,993	*	Beacon Roofing Supply, Inc	5,837
987,800		Beijing Enterprises Holdings Ltd	8,861
242,800		Benalec Holdings BHD	67
2,180,700		Berjaya Corp BHD	354
801,000		BES Engineering Corp	225
528,759		Besalco S.A.	507
1,235,855		Bharat Heavy Electricals	4,063
8,821		BHI Co Ltd	143
363,258		Bidvest Group Ltd	9,598
87,170	e	Bird Construction Income Fund	1,113
151,103	*	Blount International, Inc	1,798
104,676	*,e	Bluelinx Holdings, Inc	136
402,846		Bodycote plc	5,423
2,823,687		Boeing Co	354,344
598,000		Boer Power Holdings Ltd	806
1,742,000		Bolina Holding Co Ltd	674
1,883,963	e	Bombardier, Inc	7,004
12,673		Boskalis Westminster	698
5,593		Bossard Holding AG.	1,605
1,172,461	e	Bouygues S.A.	48,856
221,722		Bradken Ltd	898
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
179,428		Brady Corp (Class A)	$4,871
42,500		Brenntag AG.	7,893
187,888	e	Briggs & Stratton Corp	4,181
14,698		Bucher Industries AG.	4,997
18,806		Budimex S.A.	857
135,494	*,e	Builders FirstSource, Inc	1,234
166,000		Bunka Shutter Co Ltd	1,020
186,676		Bunzl plc	4,977
50,756		Burckhardt Compression Holding AG.	26,410
514,302		CAE, Inc	6,769
363,900		Cahya Mata Sarawak BHD	1,093
58,849	*	CAI International, Inc	1,452
906,349	*,e	Capstone Turbine Corp	1,931
13,795		Carbone Lorraine	466
186,758	e	Cardno Ltd	1,249
41,771	e	Cargotec Corp (B Shares)	1,799
533,532		Carillion plc	3,218
296,503		Carlisle Cos, Inc	23,525
1,264,273		Caterpillar, Inc	125,631
267,900		CB Industrial Product Holding BHD	364
1,049,327		Central Glass Co Ltd	3,409
9,491		CENTROTEC Sustainable AG.	246
370,551	*	Cersanit Krasnystaw S.A.	193
97,000		Champion Building Materials Co Ltd	39
218,500		Changchai Co Ltd	135
5,368,440	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	3,748
2,898,000	*	Charisma Energy Services Ltd	136
96,942	*,e	Chart Industries, Inc	7,712
227,615		Chemring Group plc	987
614,592		Chicago Bridge & Iron Co NV	53,562
574,050		Chien Kuo Construction Co Ltd	266
10,819,000		China Automation Group Ltd	1,817
14,001,700		China Communications Construction Co Ltd	9,793
230,000	*	China Conch Venture Holdings Ltd	588
51,000		China Ecotek Corp	128
570,000		China Electric Manufacturing Corp	253
3,854,000	*	China Energine International Holdings Ltd	279
531,050		China Fangda Group Co Ltd	234
882,000	*	China Glass Holdings Ltd	111
1,566,000	*,e	China High Speed Transmission Equipment Group Co Ltd	1,170
588,070		China International Marine Containers Group Co Ltd	1,367
2,537,200	e	China Railway Construction Corp	2,151
13,933,100		China Railway Group Ltd	6,510
715,400		China Singyes Solar Technologies Holdings Ltd	1,130
6,270,028	e	China South Locomotive and Rolling Stock Corp	5,283
3,316,000		China State Construction International Holdings Ltd	5,629
163,000		China Steel Structure Co Ltd	182
4,810,000	*	China WindPower Group Ltd	392
494,000		Chip Eng Seng Corp Ltd	289
61,939	e	Chiyoda Corp	799
41,700		Chiyoda Integre Co Ltd	762
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,942,000		Chongqing Machinery & Electric Co Ltd	$2,256
65,100		Chudenko Corp	1,125
94,989		Chugai Ro Co Ltd	214
1,172,000		Chung Hsin Electric & Machinery Manufacturing Corp	817
369,107		Cintra Concesiones de Infraestructuras de Transporte S.A.	8,001
548,239	*	CIR-Compagnie Industriali Riunite S.p.A.	827
90,547		CIRCOR International, Inc	6,640
1,813,814	e	Citic Pacific Ltd	3,218
5,487,000	*	Citic Resources Holdings Ltd	730
183,000		Civmec Ltd	108
15,209		CJ Corp	1,948
155,900		CKD Corp	1,485
203,252		Clarcor, Inc	11,657
189,984	*	CNH Industrial NV	2,187
403,866		Coastal Contracts BHD	625
196,931		Cobham plc	983
459,368	*	Cofide S.p.A.	339
509,969	*	Colfax Corp	36,376
70,930	*	Columbus McKinnon Corp	1,900
170,394		Comfort Systems USA, Inc	2,597
76,729	*	Commercial Vehicle Group, Inc	700
3,318,816		Compagnie de Saint-Gobain	200,371
7,985		Compagnie d’Entreprises CFE	868
254,400		COMSYS Holdings Corp	3,983
78,532	e	Concentric AB	1,092
2,263		Construcciones y Auxiliar de Ferrocarriles S.A.	1,161
12,902	*	Continental Building Products Inc	243
827,000		Continental Engineering Corp	294
1,190,000	e	Cosco Corp Singapore Ltd	678
1,452,000		Cosco International Holdings Ltd	583
23,385		Cosel Co Ltd	273
104,580	e	Costain Group plc	506
85,286		Cramo Oyj (Series B)	1,793
356,524		Crane Co	25,367
1,084,590		CSBC Corp Taiwan	677
714,300		CTCI Corp	1,072
75,029		Cubic Corp	3,832
515,810		Cummins, Inc	76,851
180,905		Curtiss-Wright Corp	11,495
556,000		DA CIN Construction Co Ltd	518
34,845		Daelim Industrial Co	2,842
19,970		Daesang Holdings Co Ltd	218
10,207		Daetwyler Holding AG.	1,604
129,415	*	Daewoo Engineering & Construction Co Ltd	969
54,388		Daewoo International Corp	1,983
119,511		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,609
98,500		Daifuku Co Ltd	1,217
206,641		Daihen Corp	823
52,000		Daiichi Jitsugyo Co Ltd	232
305,778		Daikin Industries Ltd	17,148
45,000		Daiwa Industries Ltd	309
190,200		Dalian Refrigeration Co Ltd	171
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,699,978		Danaher Corp	$202,498
13,791		Danieli & Co S.p.A.	460
45,871		Danieli & Co S.p.A. (RSP)	1,056
209,188		DCC plc	11,369
376,831		Decmil Group Ltd	726
295,413		Deere & Co	26,824
12,900		Denyo Co Ltd	217
105,282	*	Deutz AG.	888
1,848,900		Dialog Group BHD	2,035
281,233	*	DigitalGlobe, Inc	8,159
97,729	*	Discount Investment Corp	917
932,460		DMCI Holdings, Inc	1,456
738,308	*	Dogan Sirketler Grubu Holdings	231
108,726		Donaldson Co, Inc	4,610
19,100		Dongfang Electric Co Ltd	30
26,169		Dongkuk Structures & Construction Co Ltd	108
32,930		Doosan Corp	4,288
50,330	*	Doosan Engine Co Ltd	450
95,313		Doosan Heavy Industries and Construction Co Ltd	3,160
156,230	*	Doosan Infracore Co Ltd	2,019
70,963		Douglas Dynamics, Inc	1,236
246,555		Dover Corp	20,156
38,078	*	Ducommun, Inc	954
84,020		Duerr AG.	6,489
70,881	e	Duro Felguera S.A.	485
46,841	*	DXP Enterprises, Inc	4,447
121,150	*	Dycom Industries, Inc	3,830
54,751		Dynamic Materials Corp	1,042
423,900		Dynasty Ceramic PCL	687
1,756,151		Eaton Corp	131,922
581,828	e	Ebara Corp	3,645
44,697		Eczacibasi Yatirim Holding	105
863,100		EEI Corp	221
3,287		Eicher Motors Ltd	328
45,931		Eiffage S.A.	3,436
56,227		Elbit Systems Ltd	3,425
3,196		Electra Israel Ltd	490
294,950		EMCOR Group, Inc	13,801
1,477,982		Emerson Electric Co	98,729
772,982		Empresa Brasileira de Aeronautica S.A.	6,895
951,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,582
77,838	e	Encore Wire Corp	3,776
10,400	e	Endo Lighting Corp	194
156,962	*,e	Energy Recovery, Inc	835
216,683		EnerSys	15,014
66,570	*	Engility Holdings, Inc	2,999
490,961		Enka Insaat ve Sanayi AS	1,466
52,251	*,e	Enphase Energy, Inc	385
73,518	*,e	EnPro Industries, Inc	5,343
722,000	e	Enric Energy Equipment Holdings Ltd	1,021
13,050	*,e	Erickson Air-Crane, Inc	252
97,011		ESCO Technologies, Inc	3,414
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
222,499	*	Esterline Technologies Corp	$23,705
1,316,583		European Aeronautic Defence and Space Co	94,295
1,292,000		EVA Precision Industrial Holdings Ltd	202
721,800		Eversendai Corp BHD	228
902,157		Exelis, Inc	17,150
7,419		Faiveley S.A.	538
108,788		Fanuc Ltd	19,233
3,734,949		Far Eastern Textile Co Ltd	3,975
645,649	e	Fastenal Co	31,843
218,334	*	Federal Signal Corp	3,253
227,099		Fenner plc	1,511
1,330,180		Ferreyros S.A.	714
668,410	*	Finmeccanica S.p.A.	6,601
516,638		Finning International, Inc	14,628
1,516,000	e	First Tractor Co	827
248,364	*	Flowserve Corp	19,457
64,169	e	FLSmidth & Co AS	3,235
701,780		Fluor Corp	54,549
51,961	*	Fomento de Construcciones y Contratas S.A.	1,185
148,919	e,m	Forge Group Ltd	1
1,597,598		Fortune Brands Home & Security, Inc	67,227
867,100		Foshan Electrical and Lighting Co Ltd	807
156,000	*	Foster Wheeler AG.	5,058
175,345		Franklin Electric Co, Inc	7,456
44,923		Freightcar America, Inc	1,044
16,394	*	Frigoglass S.A.	106
542,942		FSP Technology, Inc	561
183,200		Fudo Tetra Corp	335
502,639	*,e	FuelCell Energy, Inc	1,247
2,419,587		Fuji Electric Holdings Co Ltd	10,817
81,692		Fuji Machine Manufacturing Co Ltd	719
438,978		Fujikura Ltd	2,004
81,000		Fujitec Co Ltd	1,095
114,386	*	Furmanite Corp	1,123
379,000		Furukawa Co Ltd	683
1,972,000		Furukawa Electric Co Ltd	4,906
36,419	*	Futaba Corp/Chiba	628
197,744		Galliford Try plc	4,381
243,690	e	Gamesa Corp Tecnologica S.A.	2,649
2,117,125		Gamuda BHD	3,056
124,228		GATX Corp	8,433
22,198		GEA Group AG.	1,014
62,777		Geberit AG.	20,571
205,768	*,e	GenCorp, Inc	3,759
179,552		Generac Holdings, Inc	10,588
186,558		General Cable Corp	4,778
1,442,146		General Dynamics Corp	157,079
39,853,011		General Electric Co	1,031,794
10,441	*	Georg Fischer AG.	8,102
3,226		Gesco AG.	338
119,703	*	Gibraltar Industries, Inc	2,259
152,221		Giken Seisakusho Co, Inc	1,376
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
91,609		Gildemeister AG.	$2,813
46,655		Global Brass & Copper Holdings, Inc	736
70,037	e	Global Power Equipment Group, Inc	1,393
127,156		Glory Ltd	3,487
960,000		GMR Infrastructure Ltd	352
68,406		Gorman-Rupp Co	2,175
181,452		Graco, Inc	13,562
445,505	*,e	GrafTech International Ltd	4,865
1,439,001		Grafton Group plc	15,511
33,910		Graham Corp	1,080
69,163		Grana y Montero S.A.	241
34,525	*	Grana y Montero S.A. (ADR)	596
351,715		Granite Construction, Inc	14,044
9,950		Graphite India Ltd	15
214,663		Great Lakes Dredge & Dock Corp	1,960
22,415		Greaves Cotton Ltd	30
93,101	*	Greenbrier Cos, Inc	4,245
184,571		Griffon Corp	2,204
58,821	*	Grontmij (ADR)	296
197,536		Group Five Ltd	830
1,051,937		Grupo Carso S.A. de C.V. (Series A1)	5,535
42,899		GS Engineering & Construction Corp	1,464
10,060		GS Global Corp	80
425,000	e	GS Yuasa Corp	2,252
224,800	e	Guangzhou Shipyard International Co Ltd	375
284,209		GWA International Ltd	771
91,069		H&E Equipment Services, Inc	3,684
799,000	e	Haitian International Holdings Ltd	1,604
41,692		Haldex AB	488
6,670		Halla Engineering & Construction Corp	42
835,580		Hangzhou Steam Turbine Co	964
53,291	*	Hanjin Heavy Industries & Construction Co Ltd	679
792,395		Hanwa Co Ltd	3,072
1,110,600		HAP Seng Consolidated BHD	1,024
2,466,000		Harbin Power Equipment	1,400
47,734		Hardinge, Inc	687
43,410	*	Harsco Corp	1,017
262,027		Havells India Ltd	4,103
329,300		Hazama Ando Corp	1,231
127,056	*	HD Supply Holdings, Inc	3,323
214,317		Heico Corp	12,893
259,276	*,e	Heidelberger Druckmaschinen	800
212,000	*	Hellenic Technodomiki Tev S.A.	1,185
2,804,000		Henderson Investment Ltd	221
630,304	*	Hexcel Corp	27,443
21,400		Hibiya Engineering Ltd	309
503,527		Hills Industries Ltd	796
1,637,581		Hino Motors Ltd	24,253
19,000		Hisaka Works Ltd	184
41,791	e	Hitachi Construction Machinery Co Ltd	803
55,000		Hitachi Koki Co Ltd	430
176,900		Hitachi Zosen Corp	844
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
217,935		Hiwin Technologies Corp	$2,117
4,838,000	e	HKC Holdings Ltd	141
8,608		Hochtief AG.	783
446,735		Hock Seng Lee BHD	241
17,322		Homag Group AG.	454
5,901,916		Honeywell International, Inc	547,462
159,000		Hong Leong Asia Ltd	181
718,831		Hopewell Holdings	2,473
69,000		Hoshizaki Electric Co Ltd	2,606
72,707		Hosken Consolidated Investments Ltd	1,032
30,000		Hosokawa Micron Corp	169
67,709		Houston Wire & Cable Co	889
2,370,000		Hsin Chong Construction Group Ltd	340
1,418,000		HUA ENG Wire & Cable	543
40,547		Hubbell, Inc (Class B)	4,860
18,477		Huber & Suhner AG.	1,002
32,797		Hudaco Industries Ltd	326
171,112		Huntington Ingalls	17,498
25,575		Hurco Cos, Inc	682
3,373,961		Hutchison Whampoa Ltd	44,779
17,644		Hy-Lok Corp	511
44,627		Hyster-Yale Materials Handling, Inc	4,351
40,020		Hyundai Corp	1,194
68,196		Hyundai Development Co	1,929
89,468		Hyundai Engineering & Construction Co Ltd	4,720
50,503		Hyundai Heavy Industries	10,046
12,350		Hyundai Mipo Dockyard	1,806
26,700		Idec Corp	250
406,644		IDEX Corp	29,640
669,019	*	Ihlas Holding	122
196,490	*	II-VI, Inc	3,032
1,307,207		IJM Corp BHD	2,461
623,096		Illinois Tool Works, Inc	50,676
107,760		IMARKETKOREA,Inc	3,333
188,601		IMI plc	4,589
36,197		Implenia AG.	2,705
26,422		IMS-Intl Metal Service	572
417,195	*,e	Imtech NV	1,143
63,010		Inaba Denki Sangyo Co Ltd	2,034
132,084		Inabata & Co Ltd	1,346
51,196		Indus Holding AG.	2,256
41,146		Industria Macchine Automatiche S.p.A.	2,040
39,000		Industrias Romi S.A.	88
27,123		Indutrade AB	1,296
2,543,892		Ingersoll-Rand plc	145,612
40,422		Innovative Solutions & Support, Inc	304
91,575	e	Insteel Industries, Inc	1,801
5,360,000	*	Interchina Holdings Co	284
217,714		Interpump Group S.p.A.	3,357
278,224		Interserve plc	3,401
23,564		Invicta Holdings Ltd	258
323,500		Iochpe-Maxion S.A.	3,208
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
537,231		IRB Infrastructure Developers Ltd	$931
12,320	*	IS Dongseo Co Ltd	274
225,000	e	Iseki & Co Ltd	595
181,000		I-Sheng Electric Wire & Cable Co Ltd	281
4,676,417		Ishikawajima-Harima Heavy Industries Co Ltd	19,676
1,912,350	*	Italian-Thai Development PCL	210
2,446,372		Itochu Corp	28,624
599,218		ITT Corp	25,623
64,128	*	IVRCL Infrastructures & Projects Ltd	14
446,000		Iwatani International Corp	2,912
323,135	*	Jacobs Engineering Group, Inc	20,519
263,792		Jain Irrigation Systems Ltd	290
1,209,281		Jaiprakash Associates Ltd	1,090
125,500	*,e	Japan Bridge Corp	180
172,604		Japan Pulp & Paper Co Ltd	585
165,823	e	Japan Steel Works Ltd	745
2,718,300		JG Summit Holdings (Series B)	3,001
79,481		JGC Corp	2,761
7,060,000	*,e	Jia Sheng Holdings Ltd	520
4,279,000	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	680
326,000		Jingwei Textile Machinery	278
136,770		John Bean Technologies Corp	4,226
4,663,500		Johnson Electric Holdings Ltd	4,314
1,203,666	e	Joy Global, Inc	69,813
787,454		JTEKT Corp	11,690
179,000	*,e	Juki Corp	361
21,486		Jungheinrich AG.	1,629
7,506	*	JVM Co Ltd	406
41,590		Kadant, Inc	1,517
196,941		Kajima Corp	689
91,383		Kaman Corp	3,717
26,000		Kamei Corp	194
29,000		Kanamoto Co Ltd	849
238,000		Kandenko Co Ltd	1,205
1,310,000		Kanematsu Corp	2,031
23,600		Katakura Industries Co Ltd	299
56,000		Kato Works Co Ltd	303
1,083,909		Kawasaki Heavy Industries Ltd	3,993
2,249,214		KBR, Inc	60,009
19,517		KCC Corp	10,019
55,785	e	KCI Konecranes Oyj	1,777
144,926		Keller Group plc	2,597
10,657		Kendrion NV	365
1,315,780		Kennametal, Inc	58,289
290,647		Kentz Corp Ltd	3,650
128,800		Kepler Weber S.A.	2,095
2,860,707		Keppel Corp Ltd	24,818
109,885	*,e	KEYW Holding Corp	2,056
46,099		KHD Humboldt Wedag International AG.	394
160,000	*	KI Holdings Co Ltd	386
63,825		Kier Group plc	1,760
98,730		Kinden Corp	955
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
157,000		King Slide Works Co Ltd	$2,144
220,573		Kingspan Group plc	4,196
49,000		Kinik Co	156
50,000		Kinki Sharyo Co Ltd	188
49,077	*	KION Group AG.	2,301
112,600		Kitz Corp	550
126,891	*,e	Kloeckner & Co AG.	1,873
1,677,546		KOC Holding AS	7,072
19,790	*	Kolon Engineering & Construction Co Ltd	47
1,493,081		Komatsu Ltd	31,302
3,954		Komax Holding AG.	602
203,060	*	Kombassan Holdings AS	223
63,390		Komori Corp	791
580,980	e	Kone Oyj (Class B)	24,394
269,445	e	Koninklijke BAM Groep NV	1,613
1,145,507		Koninklijke Philips Electronics NV	40,298
98,525		Kopex S.A.	432
48,180		Korea Aerospace Industries Ltd	1,540
12,090		Korea Electric Terminal Co Ltd	502
149,262	*	Kratos Defense & Security Solutions, Inc	1,125
15,652		Krones AG.	1,496
868,863		Kubota Corp	11,548
31,211	e	KUKA AG.	1,529
257,000	*,e	Kumagai Gumi Co Ltd	635
5,000		Kumho Electric Co Ltd	113
7,795	*	Kumho Industrial Co Ltd	96
69,198		Kurita Water Industries Ltd	1,502
127,679	e	Kuroda Electric Co Ltd	2,069
98,900		Kyokuto Kaihatsu Kogyo Co Ltd	1,428
117,000		Kyosan Electric Manufacturing Co Ltd	396
314,700		Kyowa Exeo Corp	4,041
102,000		Kyudenko Corp	817
619,889		L-3 Communications Holdings, Inc	73,240
1,074		Lakshmi Machine Works Ltd	55
1,161,918	*	Lanco Infratech Ltd	138
602,443		Larsen & Toubro Ltd	12,857
74,009	*,e	Layne Christensen Co	1,346
43,226		LB Foster Co (Class A)	2,025
83,980		Legrand S.A.	5,217
884,989	e	Leighton Holdings Ltd	17,348
287,147		Lennox International, Inc	26,105
117,223		LG Corp	6,390
27,787		LG Hausys Ltd	4,165
79,170		LG International Corp	2,104
282,990		Lincoln Electric Holdings, Inc	20,378
67,733	*,e	Lindab International AB	815
40,681	e	Lindsay Manufacturing Co	3,587
4,131	e	LISI	681
521,891		LIXIL Group Corp	14,401
42,837	*,e	LMI Aerospace, Inc	604
548,044		Lockheed Martin Corp	89,463
3,040,000	*,e	Lonking Holdings Ltd	598
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,649		LS Cable Ltd	$1,483
16,994		LS Industrial Systems Co Ltd	1,075
79,907		LSI Industries, Inc	654
75,857	*	Lydall, Inc	1,735
15,918		Mabuchi Motor Co Ltd	1,044
124,623		MACA Ltd	254
44,125		MacDonald Dettwiler & Associates Ltd	3,485
147,000		Maeda Corp	924
15,600	*,e	Maeda Kosen Co Ltd	257
79,541		Maeda Road Construction Co Ltd	1,107
126,640	*,e	Maire Tecnimont S.p.A	475
110,748		Makino Milling Machine Co Ltd	781
46,999		Makita Corp	2,587
24,900		Malaysia Marine and Heavy Engineering Sdn BHD	29
2,224,300		Malaysian Resources Corp BHD	1,118
7,526		MAN AG.	959
42,904	*	Manitex International, Inc	699
10,434		Manitou BF S.A.	180
99,422		Manitowoc Co, Inc	3,127
495,300		Marcopolo S.A.	993
2,463,333	e	Marubeni Corp	16,537
4,288,307		Masco Corp	95,243
184,489	*,e	Mastec, Inc	8,014
37,000		Max Co Ltd	411
137,165		MAX India Ltd	478
943,803		Meggitt plc	7,569
223,000		Meidensha Corp	985
893,556		Melrose Industries plc	4,428
29,491		Metka S.A.	552
15,100	e	Metso Oyj	494
99,654	*	Meyer Burger Technology AG.	1,619
66,003		Micron Machinery Co Ltd	1,602
63,285	*	Middleby Corp	16,721
45,228		Miller Industries, Inc	883
348,900		Mills Estruturas e Servicos de	4,306
1,362,000		Minebea Co Ltd	12,128
274,600		Miraito Holdings Corp	2,405
102,300		MISUMI Group, Inc	2,835
2,344,443		Mitsubishi Corp	43,489
1,632,874		Mitsubishi Electric Corp	18,381
3,292,696		Mitsubishi Heavy Industries Ltd	19,053
31,000	e	Mitsubishi Nichiyu Forklift Co Ltd	218
121,700		Mitsuboshi Belting Co Ltd	690
3,661,965		Mitsui & Co Ltd	51,757
1,262,300		Mitsui Engineering & Shipbuilding Co Ltd	2,665
158,000		Mitsui Matsushima Co Ltd	243
31,600		Miura Co Ltd	869
3,934,674		MMC Corp BHD	3,397
265,739	e	Monadelphous Group Ltd	4,152
57,500	*,e	MonotaRO Co Ltd	1,458
179,075	*	Moog, Inc (Class A)	11,731
334,679		Morgan Crucible Co plc	1,998
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
57,368		Morgan Sindall plc	$731
117,800	e	Mori Seiki Co Ltd	1,490
76,000		Morita Holdings Corp	648
70,298		Mota Engil SGPS S.A.	571
532,618	*	MRC Global, Inc	14,359
139,794		MSC Industrial Direct Co (Class A)	12,095
71,361		MTU Aero Engines Holding AG.	6,625
852,166		Mudajaya Group BHD	705
240,546		Mueller Industries, Inc	7,214
842,041		Mueller Water Products, Inc (Class A)	7,999
267,700		Muhibbah Engineering M BHD	237
648,379	*,e	Murray & Roberts Holdings Ltd	1,515
77,291	*	MYR Group, Inc	1,957
26,840		Nabtesco Corp	620
209,332		Nachi-Fujikoshi Corp	1,378
252,200		Nagase & Co Ltd	3,114
130,000	e	Namura Shipbuilding Co Ltd	1,216
18,357	e	National Presto Industries, Inc	1,433
1,317,718	*,e	Navistar International Corp	44,631
14,053		NCC AB	506
252,661	e	NCC AB (B Shares)	9,150
70,053	*	NCI Building Systems, Inc	1,223
62,100	e	NEC Capital Solutions Ltd	1,294
454,351	*	Neo-Neon Holdings Ltd	100
34,812	e	Nexans S.A.	1,824
649,954		NGK Insulators Ltd	13,559
174,663		Nibe Industrier AB (Series B)	4,493
123,000		Nichias Corp	789
6,700		Nichiden Corp	159
105,700		Nichiha Corp	1,217
244,568	e	Nidec Corp	14,996
5,100	e	Nihon Trim Co Ltd	301
181,000		Nippo Corp	2,497
155,000		Nippon Carbon Co Ltd	294
92,000		Nippon Densetsu Kogyo Co Ltd	1,237
186,000	*	Nippon Koei Co Ltd	927
255,000		Nippon Road Co Ltd	1,163
323,730	e	Nippon Sharyo Ltd	1,343
1,099,000	*	Nippon Sheet Glass Co Ltd	1,567
598,450		Nippon Steel Trading Co Ltd	1,924
75,000		Nippon Thompson Co Ltd	369
358,000		Nishimatsu Construction Co Ltd	1,156
38,500		Nishio Rent All Co Ltd	1,429
530,000		Nisshinbo Industries, Inc	4,528
146,000		Nissin Electric Co Ltd	753
20,400		Nitta Corp	381
212,000	*	Nitto Boseki Co Ltd	989
95,847		Nitto Kogyo Corp	2,012
11,573		Nitto Kohki Co Ltd	213
29,382	e	NKT Holding AS	1,702
67,395		NN, Inc	1,328
3,510,071		Noble Group Ltd	3,318
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,446	*	Norcraft Cos, Inc	$329
62,246	*	Nordex AG.	1,006
218,997		Nordson Corp	15,437
134,919		Noritake Co Ltd	342
32,000		Noritz Corp	597
67,313		NORMA Group	3,568
32,555	*	Nortek, Inc	2,676
649,211		Northrop Grumman Corp	80,100
36,583	*	Northwest Pipe Co	1,323
999,799	e	NRW Holdings Ltd	989
145,573		NSK Ltd	1,493
704,000		NTN Corp	2,382
3,218,807	e	NWS Holdings Ltd	5,432
22,500		Obara Corp	845
644,888		Obayashi Corp	3,635
142,444	e	Obrascon Huarte Lain S.A.	6,197
678,046		OC Oerlikon Corp AG.	11,431
95,419	*	OCI NV	4,329
19,100		Odelic Co Ltd	511
10,302		OHB AG.	287
117,500		Oiles Corp	2,514
68,300		Okabe Co Ltd	982
159,641	e	Okuma Holdings, Inc	1,286
209,000	e	Okumura Corp	931
6,456		Omega Flex, Inc	138
37,600	e	Onoken Co Ltd	449
231,693	*	Orbital Sciences Corp	6,464
46,000		Organo Corp	214
101,826	*	Orion Marine Group, Inc	1,280
64,681		Ormat Industries	491
82,400		OSG Corp	1,427
378,260		Oshkosh Truck Corp	22,268
435,130	*	Osram Licht AG.	28,215
198,296	e	Outotec Oyj	2,198
3,941,096	*	Owens Corning, Inc	170,137
340,474		Paccar, Inc	22,962
14,733		Palfinger AG.	573
277,909		Pall Corp	24,865
222,918		Parker Hannifin Corp	26,686
32,568	*	Patrick Industries, Inc	1,444
215,189		Peab AB (Series B)	1,522
535,878		Pentair Ltd	42,517
405,500		Penta-Ocean Construction Co Ltd	1,377
423,487	*	Perini Corp	12,141
21,440		Pfeiffer Vacuum Technology AG.	2,616
304,461	*,e	Pgt, Inc	3,504
107,000		Phihong Technology Co Ltd	72
121,881		Pike Electric Corp	1,311
15,495	*	Pinguely-Haulotte	328
46,589		Pkc Group Oyj	1,452
7,490		Plasson	291
51,723	*,e	Ply Gem Holdings, Inc	653
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,153	*,e	PMFG, Inc	$502
112,300		Polyplex PCL	35
144,766	*,e	Polypore International, Inc	4,952
20,000		Portobello S.A.	44
35,089		Powell Industries, Inc	2,274
6,772	*	Power Solutions International, Inc	509
65,525	*,e	PowerSecure International, Inc	1,536
644,625		Precision Castparts Corp	162,935
9,738		Preformed Line Products Co	668
165,054		Primoris Services Corp	4,948
610,900	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	8,239
151,075	*,e	Proto Labs, Inc	10,223
24,278		Prysmian S.p.A.	604
1,290,000		PT Adhi Karya Persero Tbk	343
3,899,000		PT AKR Corporindo Tbk	1,672
8,114,000		PT Arwana Citramulia Tbk	677
564,500		PT Hexindo Adiperkasa Tbk	195
4,416,500		PT Pembangunan Perumahan Tbk	721
8,778,500		PT Surya Semesta Internusa Tbk	746
1,914,500		PT Total Bangun Persada Tbk	143
2,777,184		PT United Tractors Tbk	5,102
11,125,500		PT Waskita Karya Persero Tbk	752
4,093,000		PT Wijaya Karya	870
830,974		QinetiQ plc	3,139
176,975		Quanex Building Products Corp	3,660
557,116	*	Quanta Services, Inc	20,558
5,869		R Stahl AG.	281
54,800		Raito Kogyo Co Ltd	458
152,382	e	Ramirent Oyj	1,671
166,400		Randon Participacoes S.A.	623
7,276		Rational AG.	2,593
256,939		Raubex Group Ltd	542
112,321		Raven Industries, Inc	3,679
1,076,825		Raytheon Co	106,380
70,143	*	RBC Bearings, Inc	4,468
321,660		RCR Tomlinson Ltd	834
553,172		Rechi Precision Co Ltd	597
100,419		Regal-Beloit Corp	7,301
180,082		Reunert Ltd	1,103
100,771	*,e	Revolution Lighting Technologies, Inc	317
2,854,348		Rexel S.A.	74,890
134,032	*	Rexnord Corp	3,884
113,388		Rheinmetall AG.	7,983
334,583		Rich Development Co Ltd	157
3,773		Rieter Holding AG.	841
782,301		Rockwell Automation, Inc	97,436
594,400		Rockwell Collins, Inc	47,356
8,160		Rockwool International AS (B Shares)	1,584
1,941,070		Rolls-Royce Group plc	34,748
1,188,673		Roper Industries, Inc	158,700
331,000		Rotary Engineering Ltd	182
189,414		Rotork plc	8,372
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,000		Ruentex Engineering & Construction Co	$155
121,899	*	Rush Enterprises, Inc (Class A)	3,959
77,933	e	Russel Metals, Inc	2,123
492,000		Ryobi Ltd	1,503
29,820		S&T Dynamics Co Ltd	341
75,407		Saab AB (Class B)	2,305
156,053	*	Sacyr Vallehermoso S.A.	1,038
846,560		Safran S.A.	58,649
29,132		Saft Groupe S.A.	1,018
813,199		Salfacorp S.A.	744
12,880		Sam Yung Trading Co Ltd	254
138,090		Samsung Corp	8,029
75,710		Samsung Engineering Co Ltd	5,109
195,546		Samsung Heavy Industries Co Ltd	5,878
39,462		Samsung Techwin Co Ltd	2,153
24,860		San Miguel Corp	42
2,486	*	San Miguel Corp (New)	5
198,220		San Shing Fastech Corp	589
3,219,838	e	Sandvik AB	45,542
70,000		Sanki Engineering Co Ltd	443
74,000		Sankyo Tateyama, Inc	1,448
373,000		Sanwa Shutter Corp	2,418
1,348,000	e	Sany Heavy Equipment International	303
111,000		Sanyo Denki Co Ltd	716
63,499		Scania AB (B Shares)	1,869
10,737		Schindler Holding AG.	1,583
7,287		Schindler Holding AG. (Registered)	1,070
685,903		Schneider Electric S.A.	60,789
1,836		Schweiter Technologies AG.	1,359
131,000		Sekisui Jushi Corp	1,774
2,174,701		SembCorp Industries Ltd	9,513
1,892,780	e	SembCorp Marine Ltd	6,103
20,039		Semperit AG. Holding	1,077
815,923		Senior plc	4,172
508	*	Sensata Technologies Holding BV	22
37,412	e	SGL Carbon AG.	1,272
385,308	*	SGSB Group Co Ltd	219
144,200	*	Shanghai Automation Instrumentation Co Ltd	96
754,880		Shanghai Diesel Engine Co Ltd	525
11,230,500		Shanghai Electric Group Co Ltd	3,993
746,600		Shanghai Erfangji Co Ltd	424
605,800		Shanghai Highly Group Co Ltd	333
1,623,000	e	Shanghai Industrial Holdings Ltd	5,420
218,200	*	Shanghai Lingyun Industries Development Co Ltd	124
646,020		Shanghai Mechanical and Electrical Industry Co Ltd	1,231
584,000		Shihlin Electric & Engineering Corp	712
525,546		Shikun & Binui Ltd	1,294
34,600	e	Shima Seiki Manufacturing Ltd	533
1,437,536		Shimizu Corp	7,445
184,000		Shin Zu Shing Co Ltd	447
124,000		Shinko Electric Co Ltd	195
176,590		Shinmaywa Industries Ltd	1,614
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,300		SHO-BOND Holdings Co Ltd	$1,161
16,000	e	Showa Aircraft Industry Co Ltd	183
709,762		Siam Future Development PCL	122
668,956		Siemens AG.	90,217
71,276		Siemens India Ltd	922
716,587		SIG plc	2,406
3,407,073		Sime Darby BHD	9,720
155,374		Simpson Manufacturing Co, Inc	5,489
1,834,000		Singamas Container Holdings Ltd	421
506,987		Singapore Technologies Engineering Ltd	1,542
1,526,557		Sino Thai Engineering & Construction PCL	761
1,321,000		Sinopec Engineering Group Co Ltd	1,433
652,500	e	Sinotruk Hong Kong Ltd	353
113,600		Sintokogio Ltd	868
27,892		SK Corp	5,066
306,010		SK Networks Co Ltd	2,724
366,675	e	Skanska AB (B Shares)	8,644
3,498,665	e	SKF AB (B Shares)	89,583
6,197		SKF India Ltd	84
217,210		SM Investments Corp	3,418
29,677		SMC Corp	7,827
781,985		Smiths Group plc	16,615
208,904		Snap-On, Inc	23,706
138,863		SNC-Lavalin Group, Inc	6,072
366,016		SOCAM Development Ltd	331
137,600		Sodick Co Ltd	518
1,727,233		Sojitz Holdings Corp	2,945
14,037		Solar Holdings AS (B Shares)	1,052
50,157	*,e	SolarCity Corp	3,141
38,137	*	Sparton Corp	1,117
691,329		Speedy Hire plc	687
158,246		Spirax-Sarco Engineering plc	7,634
247,873	*	Spirit Aerosystems Holdings, Inc (Class A)	6,988
329,971		SPX Corp	32,439
52,513		Standex International Corp	2,814
313,494		Stanley Works	25,468
40,300		Star Micronics Co Ltd	487
76,723		Stefanutti Stocks Holdings Ltd	67
62,605	*	Sterling Construction Co, Inc	543
20,475	*	Stock Building Supply Holdings, Inc	416
349,200		STP & I PCL	234
706,000	*,e	STX OSV Holdings Ltd	563
19,583	*,m	STX Shipbuilding Co Ltd	51
4,885		Sulzer AG.	672
1,799,520	e	Sumitomo Corp	22,882
16,300		Sumitomo Densetsu Co Ltd	203
675,904		Sumitomo Electric Industries Ltd	10,090
5,496,913		Sumitomo Heavy Industries Ltd	22,357
730,300	*	Sumitomo Mitsui Construction C	765
43,000		Sumitomo Precision Products Co Ltd	154
77,331		Sun Hydraulics Corp	3,349
36,077	*	Sung Jin Geotec Co Ltd	149
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,330		Sung Kwang Bend Co Ltd	$488
148,000		Sunspring Metal Corp	427
648,661	*	Suzlon Energy Ltd	121
329,000	e	SWCC Showa Holdings Co Ltd	332
285,995		Swisslog Holding AG.	333
199,000		Syncmold Enterprise Corp	345
126,000		Tadano Ltd	1,634
10,658	*	Taewoong Co Ltd	277
99,266		Taeyoung Engineering & Construction	555
87,929	*	Taihan Electric Wire Co Ltd	174
40,000		Taihei Dengyo Kaisha Ltd	248
60,000		Taihei Kogyo Co Ltd	208
75,000		Taikisha Ltd	1,629
3,151,561	e	Taisei Corp	14,065
904,872		Taiwan Glass Industrial Corp	874
28,900		Takaoka Toko Holdings Co Ltd	556
95,929		Takara Standard Co Ltd	736
179,400		Takasago Thermal Engineering Co Ltd	1,839
27,400		Takeuchi Manufacturing Co Ltd	700
82,000		Takuma Co Ltd	586
118,823	e	TAL International Group, Inc	5,094
496,206	*	Taser International, Inc	9,076
326,000	e	Tat Hong Holdings Ltd	197
46,000		Tatsuta Electric Wire and Cable Co Ltd	239
300,600	*	Tebrau Teguh BHD	113
2,308,133		Teco Electric and Machinery Co Ltd	2,583
74,384	*	Tecumseh Products Co (Class A)	513
287,090		Tekfen Holding AS	655
130,000	*,e	Tekken Corp	351
312,595	*	Teledyne Technologies, Inc	30,425
96,835		Tennant Co	6,354
142,620		Terex Corp	6,318
75,931	e	Textainer Group Holdings Ltd	2,906
3,366,972		Textron, Inc	132,288
165,103		Thales S.A.	10,948
21,249	*,e	The ExOne Company	761
22,707		Thermax Ltd	284
153,326	*	Thermon Group Holdings	3,554
64,361		THK Co Ltd	1,443
918,000	*	Tianjin Development Hldgs	634
165,734	e	Timken Co	9,742
180,154	e	Titan International, Inc	3,421
66,407	*,e	Titan Machinery, Inc	1,041
24,093	*	TK Corp	448
38,322		TKH Group NV	1,338
246,000		Toa Corp/Tokyo	503
14,000		Tocalo Co Ltd	222
255,000		Toda Corp	837
79,000		Toenec Corp	434
93,600	e	Tokai Corp	318
84,760	e	Tokyu Construction Co Ltd	359
55,057		Tong-Tai Machine & Tool Co Ltd	59
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,500	e	Torishima Pump Manufacturing Co Ltd	$229
48,104		Toro Co	3,040
169,342		Toromont Industries Ltd	3,909
8,705,371		Toshiba Corp	36,898
138,964		Toshiba Machine Co Ltd	659
45,000		Toshiba Plant Systems & Services Corp	671
25,400		Totetsu Kogyo Co Ltd	470
862,677	e	Toto Ltd	11,958
76,000	e	Toyo Construction Co Ltd	267
152,000	e	Toyo Engineering Corp	697
15,900	e	Toyo Tanso Co Ltd	353
217,599		Toyota Tsusho Corp	5,519
342,618		Trakya Cam Sanayi AS	338
323,620		TransDigm Group, Inc	59,934
763,816		Travis Perkins plc	24,051
1,504,306		Trelleborg AB (B Shares)	30,361
39,981		Trevi Finanziaria S.p.A.	449
97,386	*	Trex Co, Inc	7,125
206,517	*	Trimas Corp	6,856
345,220		Trinity Industries, Inc	24,880
41,889		Triumph Group, Inc	2,705
39,962		Trusco Nakayama Corp	921
351,000		Tsubakimoto Chain Co	2,515
70,000	e	Tsugami Corp	420
52,000		Tsukishima Kikai Co Ltd	582
518,497		Turk Sise ve Cam Fabrikalari AS	562
31,477		Twin Disc, Inc	829
91,480		Ultra Electronics Holdings	2,731
380,000		Union Mosaic Industry PCL	100
11,700		Union Tool Co	268
21,172	*	Unison Co Ltd	40
487,000	e	United Engineers Ltd	802
510,132	e	United Group Ltd	3,328
791,000		United Integrated Services Co Ltd	996
344,209	*	United Rentals, Inc	32,679
1,151,454		United Technologies Corp	134,536
92,831		Universal Forest Products, Inc	5,137
116,706	e	Uponor Oyj	2,127
89,110		URS Corp	4,194
4,251,536	*,e	USG Corp	139,110
1,096,100		Ushio, Inc	14,160
12,893		Vallourec	699
129,365	e	Valmet Corp	1,387
56,601	e	Valmont Industries, Inc	8,424
578,608	*	Vestas Wind Systems AS	23,199
394,301		Vesuvius plc	2,864
73,337	*	Vicor Corp	748
1,393,869		Vinci S.A.	103,466
229,975		Voltas Ltd	621
7,196,481	e	Volvo AB (B Shares)	114,398
91,793	*	Von Roll Holding AG.	177
5,291		Vossloh AG.	500
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,729		W.W. Grainger, Inc	$54,759
260,003	*	Wabash National Corp	3,578
723,974	*	WABCO Holdings, Inc	76,423
27,660		Wacker Construction Equipment AG.	478
19,238	e	Wajax Income Fund	638
55,000		Wakita & Co Ltd	644
3,860,250	*	Walsin Lihwa Corp	1,232
3,238		Walter Meier AG.	189
25,926		Wartsila Oyj (B Shares)	1,409
115,835		Watsco, Inc	11,573
108,078		Watts Water Technologies, Inc (Class A)	6,343
1,423,700		WCT Berhad	947
243,100		Weg S.A.	3,396
670,900	e	Weichai Power Co Ltd	2,547
35,233		Weir Group plc	1,490
199,520		Well Shin Technology Co Ltd	408
81,826	*,e	WESCO International, Inc	6,810
618,401		Westinghouse Air Brake Technologies Corp	47,926
65,305	*,e	Westport Innovations, Inc	948
3,680,436		Wienerberger AG.	70,510
115,496		Wilson Bayly Holmes-Ovcon Ltd	1,513
317,201		Wolseley plc	18,073
276,554		Woodward Governor Co	11,485
98,000	e	WSP Global, Inc	3,167
49,056	*	Xerium Technologies, Inc	787
127,137		Xxentria Technology Materials Corp	350
513,249		Xylem, Inc	18,693
11,360		Y G-1 Co Ltd	109
102,100		Yahagi Construction Co Ltd	1,003
25,800		YAMABIKO Corp	1,050
62,700		Yamazen Corp	414
6,291,449	e	Yangzijiang Shipbuilding	5,413
79,858		Yazicilar Holding AS	676
132,404	e	YIT Oyj	1,410
34,000		Yokogawa Bridge Holdings Corp	375
717,000	e	Yoma Strategic Holdings Ltd	425
2,164,000		Yuanda China Holdings Ltd	190
544,000		Yuasa Trading Co Ltd	1,114
488,000		Yungtay Engineering Co Ltd	1,403
53,000		Yurtec Corp	204
10,300		Yushin Precision Equipment Co Ltd	300
56,995	e	Zardoya Otis S.A.	971
21,000		Zehnder Group AG.	922
3,408,500	e	Zhuzhou CSR Times Electric Co Ltd	11,508
231,054		Zodiac S.A.	8,163
3,600	e	Zuiko Corp	215
31,286		Zumtobel AG.	776
		TOTAL CAPITAL GOODS	10,458,202

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
16,000	*,e	51job, Inc (ADR)	1,140
72,852		Aangpanneforeningen AB (B Shares)	2,706
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
210,783		ABM Industries, Inc	$6,058
181,055	e	Acacia Research (Acacia Technologies)	2,767
429,241	*	ACCO Brands Corp	2,644
70,708	e	Acorn Energy, Inc	240
3,193		Adcorp Holdings Ltd	10
1,217,200		Adecco S.A.	101,303
98,675		Administaff, Inc	3,057
749,079	e	ADT Corp	22,435
110,185	*	Advisory Board Co	7,079
22,200		Aeon Delight Co Ltd	418
46,207		Aggreko plc	1,158
15,599		Akka Technologies S.A.	560
313,515	e	ALS Ltd	2,141
12,841		Amadeus Fire AG	1,124
137,425		American Banknote S.A.	2,120
88,003		American Ecology Corp	3,267
150,605	*	ARC Document Solutions, Inc	1,120
29,921		Assystem	917
219,872		Atkins WS plc	5,107
605,125		Babcock International Group	13,589
43,863		Barrett Business Services, Inc	2,613
21,000		Benefit One, Inc	189
11,857		Bertrandt AG.	1,816
143,750	e	BFI Canada Ltd	3,638
62,492		Bilfinger Berger AG.	7,941
49,200	e	Black Diamond Group Ltd	1,524
314,229		Blue Label Telecoms Ltd	260
986,000	*,e	Blumont Group Ltd	47
1,953,232		Brambles Ltd	16,806
246,362		Brink’s Co	7,034
28,707		Brunel International	2,011
168,635		Bureau Veritas S.A.	5,172
300,657	e	Cabcharge Australia Ltd	1,130
162,785		Cape plc	848
1,252,654		Capita Group plc	22,905
132,657	*	Casella Waste Systems, Inc (Class A)	678
131,141		Caverion Corp	1,410
135,721	*	CBIZ, Inc	1,243
57,250		CDI Corp	982
54,801	e	Ceco Environmental Corp	909
154,331	*,e	Cenveo, Inc	469
12,195		Cewe Color Holding AG.	938
7,891,200		China Everbright International Ltd	10,835
254,734		Cintas Corp	15,185
45,769	*,e	Clean Harbors, Inc	2,508
70,000		Cleanaway Co Ltd	428
299,349	*,e	CNH Industrial NV (NYSE)	3,442
2,271		Compx International, Inc	23
261,189	*	Copart, Inc	9,505
145,066		Corporate Executive Board Co	10,768
396,147		Corrections Corp of America	12,407
46,012		Courier Corp	709
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
197,781		Covanta Holding Corp	$3,570
42,409	*	CRA International, Inc	932
95,642		Credit Corp Group Ltd	763
417,740		Dai Nippon Printing Co Ltd	3,995
41,500		Daiseki Co Ltd	718
361,962		Davis Service Group plc	6,752
125,679		De La Rue plc	1,708
169,916		Deluxe Corp	8,915
270,012		Derichebourg	910
31,900	e	DirectCash Payments, Inc	422
771,565		Downer EDI Ltd	3,609
84,482		Dun & Bradstreet Corp	8,393
52,898		Duskin Co Ltd	1,015
1,139,755	*	Eastern Media International Corp	565
2,261,339	e	Edenred	70,937
133,580	*	EnerNOC, Inc	2,976
15,200		en-japan, Inc	272
100,894		Ennis, Inc	1,672
256,531		Equifax, Inc	17,452
972,502		Experian Group Ltd	17,549
70,214		Exponent, Inc	5,270
29,488	*	Franklin Covey Co	583
152,222	*	FTI Consulting, Inc	5,075
15,463,000		Fung Choi Media Group Ltd	1,229
72,867		G & K Services, Inc (Class A)	4,457
76,471	*	Gategroup Holding AG.	2,249
267,573		Geo Group, Inc	8,627
18,496		GL Events	421
43,904	*	GP Strategies Corp	1,195
675,872		Group 4 Securicor plc	2,727
60,817	e	Gunnebo AB	360
6,142,431		Hays plc	14,865
219,128	e	Healthcare Services Group	6,368
71,165		Heidrick & Struggles International, Inc	1,428
29,222	*,e	Heritage-Crystal Clean, Inc	530
180,657		Herman Miller, Inc	5,804
171,279		HNI Corp	6,262
446,546		Homeserve plc	2,345
281,800		Horizon North Logistics, Inc	2,131
96,132	*	Huron Consulting Group, Inc	6,093
75,866	*	ICF International, Inc	3,020
648,664	*	ICO Global Communications Holdings Ltd	1,187
150,849	*	IHS, Inc (Class A)	18,328
135,728	*,e	Innerworkings, Inc	1,040
1,158,000	*	Integrated Waste Solutions Group Holdings Ltd	75
186,328		Interface, Inc	3,829
39,665		Intersections, Inc	234
130,726		Intertek Group plc	6,712
338,173		Intrum Justitia AB	9,229
361,465		Iron Mountain, Inc	9,966
523,888		ITE Group plc	1,668
119,200		Itoki Corp	748
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,721		Kaba Holding AG.	$1,777
45,147		KAR Auction Services, Inc	1,370
28,000		KD Holding Corp	165
102,620		Kelly Services, Inc (Class A)	2,435
19,358		KEPCO Plant Service & Engineering Co Ltd	1,234
98,011		Kforce, Inc	2,090
705,800		K-Green Trust	584
153,014		Kimball International, Inc (Class B)	2,771
177,738		Knoll, Inc	3,233
212,700		Kokuyo Co Ltd	1,553
188,488	*	Korn/Ferry International	5,611
105,000		Kyodo Printing Co Ltd	297
487,000		L&K Engineering Co Ltd	440
129,133		Loomis AB	3,329
285,260		Manpower, Inc	22,487
13,662		Matsuda Sangyo Co Ltd	165
85,827		McGrath RentCorp	3,000
85,431	e	McMillan Shakespeare Ltd	786
152,238		Mears Group plc	1,327
34,400	e	Meitec Corp	976
335,263		Michael Page International plc	2,751
458,123		Mineral Resources Ltd	4,887
63,395	*	Mistras Group, Inc	1,443
924,760		Mitie Group	5,019
20,072		Mitsubishi Pencil Co Ltd	576
145,845		Mobile Mini, Inc	6,324
138,091	*,e	Moleskine S.p.A	233
92,560	e	Morneau Sobeco Income Fund	1,256
48,500		Moshi Moshi Hotline, Inc	445
133,749		MSA Safety, Inc	7,624
42,045		Multi-Color Corp	1,472
196,765	*	Navigant Consulting, Inc	3,672
57,207		Newalta, Inc	1,042
1,050,451	e	Nielsen Holdings NV	46,882
39,900		Nihon M&A Center, Inc	1,068
4,700		Nippon Kanzai Co Ltd	95
35,560	*,e	Nissha Printing Co Ltd	469
24,718	e	NL Industries, Inc	268
42,600		Nomura Co Ltd	332
243,204	*,e	Odyssey Marine Exploration, Inc	557
163,000		Okamura Corp	1,428
235,274	*	On Assignment, Inc	9,079
58,168		Oyo Corp	793
134,400		Park24 Co Ltd	2,554
92,200		Pasona Group, Inc	543
1,546	*	Paylocity Holding Corp	37
43,800		PayPoint plc	838
174,115	*	Performant Financial Corp	1,576
17,600		Pilot Corp	724
2,234,164	e	Pitney Bowes, Inc	58,066
49,138	*	Poyry Oyj	286
79,293		Proffice AB	300
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
335,368		Programmed Maintenance Services Ltd	$904
29,900		PRONEXUS, Inc	221
236,814	e	Prosegur Cia de Seguridad S.A.	1,524
6,670,500	*	PT Hanson International Tbk	395
95,322	e	Quad	2,235
1,241,912	e	R.R. Donnelley & Sons Co	22,230
155,442		Randstad Holdings NV	9,098
405,040	*	Recall Holdings Ltd	1,746
921,041		Regus plc	3,386
2,281,530		Rentokil Initial plc	4,687
333,016		Republic Services, Inc	11,376
158,998		Resources Connection, Inc	2,240
124,500	e	Ritchie Bros Auctioneers, Inc	3,009
883,353		Robert Half International, Inc	37,057
269,255		Rollins, Inc	8,142
418,654		RPS Group plc	2,189
221,341	*	RPX Corp	3,603
19,564		S1 Corp (Korea)	1,639
275,831	e	SAI Global Ltd (New)	1,051
29,000	*,e	Sanix, Inc	314
30,752	e	Sato Corp	712
52,502		Schawk, Inc (Class A)	1,049
3,453		Seche Environnement S.A.	173
263,683		Secom Co Ltd	15,158
1,356,292		Securitas AB (B Shares)	15,708
286,065		Seek Ltd	4,677
1,817,120		Serco Group plc	12,754
4,360		SGS S.A.	10,753
289,500	*	Shanghai Youngsun Investment C	309
587,808		Shanks Group plc	1,090
26,700		Shenzhen Dongjiang Environmental Co Ltd	92
182,433		Skilled Group Ltd	468
28,326		Societe BIC S.A.	3,721
148,094		Sohgo Security Services Co Ltd	3,099
54,480	*	SP Plus Corp	1,431
152,752		Sporton International, Inc	734
102,293		Stantec, Inc	6,252
398,933		Steelcase, Inc (Class A)	6,626
643,414	*	Stericycle, Inc	73,105
453,080	*,e	Swisher Hygiene, Inc	204
319,000		Taiwan Secom Co Ltd	818
238,000		Taiwan-Sogo Shinkong Security Corp	328
62,684	*	Team, Inc	2,687
267,171		Teleperformance	15,482
48,100		Temp Holdings Co Ltd	1,275
248,013	*	Tetra Tech, Inc	7,339
486,000		Tianjin Capital Environmental Protection Group Co Ltd	232
225,147	e	Tomra Systems ASA	2,162
59,400		Toppan Forms Co Ltd	552
400,829		Toppan Printing Co Ltd	2,866
121,231		Towers Watson & Co	13,826
149,096		Tox Free Solutions Ltd	464
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
188,230	e	Transcontinental, Inc	$2,726
1,845,726		Transfield Services Ltd	1,437
1,869,502	*	Transpacific Industries Group Ltd	1,992
53,213	*	TRC Cos, Inc	354
235,390	*	TrueBlue, Inc	6,887
3,422,311		Tyco International Ltd	145,106
59,950		Unifirst Corp	6,591
387,000	e	United Envirotech Ltd	458
156,660		United Stationers, Inc	6,434
74,489		USG People NV	1,202
1,118,562	*	Verisk Analytics, Inc	67,069
79,379		Viad Corp	1,908
17,594		VSE Corp	927
133,525	*	WageWorks, Inc	7,492
162,416		Waste Connections, Inc	7,124
704,195	e	Waste Management, Inc	29,625
5,200	e	Weathernews, Inc	138
70,884		West Corp	1,696
520,624		Yem Chio Co Ltd	391
22,100	*	Yumeshin Holdings Co Ltd	196
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,445,727

CONSUMER DURABLES & APPAREL - 2.1%
1,492,000	e	361 Degrees International Ltd	341
816,000		Ability Enterprise Co Ltd	522
35,431	*	Accell Group NV	732
286,716		Adidas-Salomon AG.	31,002
176,574		Aksa Akrilik Kimya Sanayii	563
1,845,735		Alok Industries Ltd	201
163,300		Alpine Electronics, Inc	2,136
592,940		Altek Corp	666
157,226		Amer Sports Oyj (A Shares)	3,342
239,117	*,e	American Apparel, Inc	120
2,123,949		AmTRAN Technology Co Ltd	1,359
4,077,900	e	Anta Sports Products Ltd	6,807
563,541		Arcelik AS	3,148
57,973		Arctic Cat, Inc	2,771
68,600		Arezzo Industria e Comercio S.A.	831
220,700	e	Aruze Corp	4,026
749,950		Arvind Ltd	2,189
123,651		Asics Corp	2,431
216,000		Atsugi Co Ltd	245
2,501,741		Avermedia Technologies	1,110
39,460	*,e	Bang & Olufsen AS (B Shares)	460
1,460,971		Barratt Developments plc	10,070
15,040		Basic House Co Ltd	315
43,437		Bassett Furniture Industries, Inc	645
47,290		Bata India Ltd	905
84,680	*,e	Beazer Homes USA, Inc	1,700
159,251		Bellway plc	4,409
52,989	*,e	Beneteau S.A.	855
299,527		Berkeley Group Holdings plc	13,105
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,494		Bijou Brigitte AG.	$865
57,000		Bizlink Holdings Inc	304
78,679	*,e	Black Diamond, Inc	962
31,771	e	Blyth, Inc	341
289,945		Bombay Dyeing & Manufacturing Co Ltd	269
3,107,300	e	Bosideng International Holdings Ltd	470
167,313		Bovis Homes Group plc	2,503
405,192	*	Brookfield Incorporacoes S.A.	261
29,200	*	BRP, Inc	765
69,348	e	Brunello Cucinelli S.p.A	1,837
301,960		Brunswick Corp	13,676
199,621		Burberry Group plc	4,641
159,580	*	BWG Homes ASA	288
278,263	e	Callaway Golf Co	2,844
250,922		Carter’s, Inc	19,484
31,619		Casio Computer Co Ltd	374
21,811	*	Cavco Industries, Inc	1,711
380,200	*	Chengde Nanjiang Co Ltd	136
2,296,000	*	Chigo Holding Ltd	55
3,160,400		China Dongxiang Group Co	629
3,848,000	*,e	China Haidian Holdings Ltd	448
1,466,000		China Lilang Ltd	1,048
20,400		Chofu Seisakusho Co Ltd	525
47,356		Christian Dior S.A.	9,095
22,600		Cia Providencia Industria e Comercio S.A.	80
829,494		Cie Financiere Richemont S.A.	79,248
165,000	*,e	Clarion Co Ltd	259
52,000		Cleanup Corp	521
977,614		Coach, Inc	48,548
58,323	e	Columbia Sportswear Co	4,820
1,372,700	*,e	Consorcio ARA, S.A. de C.V.	615
17,000		Corona Corp	175
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	0	^
424,285		Crest Nicholson Holdings plc	2,782
490,579	*	CROCS, Inc	7,653
32,672		CSS Industries, Inc	882
26,398		Culp, Inc	521
1,658,481		Cyrela Brazil Realty S.A.	9,985
30,200		Daidoh Ltd	188
6,800		Daikoku Denki Co Ltd	147
158,450	*,e	Deckers Outdoor Corp	12,633
43,270	e	De’Longhi S.p.A.	975
54,590		Descente Ltd	430
247,600		Direcional Engenharia S.A.	1,092
35,533		Dorel Industries, Inc (Class B)	1,189
3,031,058		DR Horton, Inc	65,622
439,940		Eclat Textile Co Ltd	5,101
1,353,530	e	Electrolux AB (Series B)	29,636
248,000		Embry Holdings Ltd	149
78,100	e	Ethan Allen Interiors, Inc	1,988
565,600		Even Construtora e Incorporadora S.A.	1,894
434,000		Evergreen International Holdin	53
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,198	*,e	EveryWare Global, Inc	$147
157,900		Ez Tec Empreendimentos e Participacoes S.A.	1,959
292,271		Feng TAY Enterprise Co Ltd	858
20,500		Fields Corp	299
12,823		Fila Korea Ltd	1,061
55,300		Fiyta Holdings Ltd	44
16,736		Flexsteel Industries, Inc	630
4,038		Forbo Holding AG.	4,239
677,020		Formosa Taffeta Co Ltd	757
81,034		Forus S.A.	360
221,207	*	Fossil Group, Inc	25,795
80,710		Foster Electric Co Ltd	982
160,000		France Bed Holdings Co Ltd	299
94,000	e	Fujibo Holdings Inc	247
142,000		Fujitsu General Ltd	1,373
24,800	*,e	Funai Electric Co Ltd	247
696,000		Gafisa S.A.	1,095
165,535	e	Garmin Ltd	9,147
113,353	e	Geox S.p.A.	511
29,496	e	Gerry Weber International AG.	1,459
301,949		Giant Manufacturing Co Ltd	2,058
56,116	*,e	G-III Apparel Group Ltd	4,017
165,165		Gildan Activewear, Inc	8,323
32,000	e	Goldwin, Inc	160
98,272	e	GUD Holdings Ltd	497
1,000,000		Gunze Ltd	2,652
1,350,000		Haier Electronics Group Co Ltd	3,664
18,240		Handsome Co Ltd	453
803,665		Hanesbrands, Inc	61,464
38,499		Hansae Co Ltd	814
54,837		Hanssem Co Ltd	3,608
284,958		Harman International Industries, Inc	30,320
2,565,485	e	Hasbro, Inc	142,692
958,400	*	Haseko Corp	5,993
234,248		Hefei Meiling Co Ltd	151
48,500		Heiwa Corp	831
388,050		Helbor Empreendimentos S.A.	1,356
124,071	*	Helen of Troy Ltd	8,589
36,000		Higashi Nihon House Co Ltd	162
1,031,000	*	Hisense Kelon Electrical Holdings Co Ltd	1,267
43,983	e	Hooker Furniture Corp	689
25,700	e	Hoosiers Holdings Co Ltd	150
880,000		Hosa International Ltd	263
479,043	*,e	Hovnanian Enterprises, Inc (Class A)	2,266
72,165		Hugo Boss AG.	9,609
312,135		Husqvarna AB (B Shares)	2,179
64,270		Huvis Corp	632
8,644		IC Companys AS	260
172,344	*	Iconix Brand Group, Inc	6,768
100,782	*	Iida Group Holdings Co Ltd	1,396
47,239		Indesit Co S.p.A.	723
2,440	*	Installed Building Products Inc	34
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
910,000		International Taifeng Holdings Ltd	$142
95,164	*,e	iRobot Corp	3,906
79,700	e	Jakks Pacific, Inc	575
98,000		Japan Vilene Co Ltd	555
70,000		Japan Wool Textile Co Ltd	542
2,511,876	*	Jarden Corp	150,286
203,699	*	Jinshan Development & Construction Co Ltd	119
199,932		JM AB	6,566
78,680		Johnson Health Tech Co Ltd	189
20,817		Johnson Outdoors, Inc	529
302,716		Jones Apparel Group, Inc	4,532
404,100		JVC KENWOOD Holdings, Inc	974
555,904	*	Kate Spade & Co	20,618
258,284	e	KB Home	4,388
1,931,000		Kinpo Electronics	750
47,150		KMC Kuei Meng International In	201
983,500		Konka Group Co Ltd	372
505,000		Kurabo Industries Ltd	910
472,800		Kwong Fong Industries	323
2,052		Kyungbang Ltd	267
428,820		Lao Feng Xiang Co Ltd	1,096
224,643		La-Z-Boy, Inc	6,088
864,000		Le Saunda Holdings	412
812,112		Lealea Enterprise Co Ltd	291
240,881	*,e	Leapfrog Enterprises, Inc	1,807
270,120	e	Leggett & Platt, Inc	8,817
153,256	e	Lennar Corp (Class A)	6,072
116,424		LG Electronics, Inc	7,117
38,760		LG Fashion Corp	1,017
23,985	*	LGI Homes, Inc	414
1,467,750	*,e	Li Ning Co Ltd	994
381,356	*	Li Peng Enterprise Co Ltd	178
63,495	*	Libbey, Inc	1,651
39,051		Lifetime Brands, Inc	697
352	*,e	Lululemon Athletica, Inc	19
3,232,000	*	Lung Cheong International Holdings Ltd	416
691,000		Luthai Textile Co Ltd	928
666,732		Luxottica Group S.p.A.	38,524
317,663		LVMH Moet Hennessy Louis Vuitton S.A.	57,564
84,798	*	M/I Homes, Inc	1,901
4,054		Maisons France Confort	205
267,000		Makalot Industrial Co Ltd	1,485
2,320	*	Malibu Boats Inc	52
1,006,800	e	Man Wah Holdings Ltd	1,704
6,442	*,m	Mariella Burani S.p.A.	0	^
31,557	e	Marine Products Corp	237
8,300	e	Mars Engineering Corp	156
1,467,047		Matsushita Electric Industrial Co Ltd	16,685
295,440		Mattel, Inc	11,850
424,400		MC Group PCL	211
2,413,300		MC Group PCL (ADR)	1,200
144,423		MDC Holdings, Inc	4,084
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,100	*,e	Mega Brands, Inc	$514
3,648,900	*	Megawide Construction Corp	971
202,500		Merida Industry Co Ltd	1,347
126,182	*	Meritage Homes Corp	5,285
1,538,688	*	Michael Kors Holdings Ltd	143,513
28,500		Misawa Homes Co Ltd	368
80,000		Mitsui Home Co Ltd	375
126,000	e	Mizuno Corp	707
312,423	*	Mohawk Industries, Inc	42,483
72,278	*,e	Moncler S.p.A	1,236
103,121	e	Movado Group, Inc	4,697
376,798		MRV Engenharia e Participacoes S.A.	1,343
34,678	e	Mulberry Group plc	413
17,074		Nacco Industries, Inc (Class A)	926
5,200	e	Nagawa Co Ltd	122
908,922		Namco Bandai Holdings, Inc	21,559
52,000		Nan Liu Enterprise Co Ltd	280
88,519	*	Nautilus, Inc	852
2,640	*	New Home Co Inc	38
54,573	e	New Wave Group AB (B Shares)	384
1,981,159		Newell Rubbermaid, Inc	59,237
72,861		Nexity	3,123
478,129		Nien Hsing Textile Co Ltd	487
2,455,368		Nike, Inc (Class B)	181,353
122,049	e	Nikon Corp	1,966
183,461		Nobia AB	1,623
60,576	*	NVR, Inc	69,481
691,531	e	Onward Kashiyama Co Ltd	4,785
54,362		Oriental Weavers	367
42,242		Oxford Industries, Inc	3,303
1,125,637		Pacific Textile Holdings Ltd	1,477
4,000		Page Industries Ltd	435
214,000		PanaHome Corp	1,470
232,585		Pandora AS	15,350
1,823,198		PDG Realty S.A.	1,157
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	424
15,000		Pegas Nonwovens S.A.	454
49,096		Perry Ellis International, Inc	675
371,916		Persimmon plc	8,354
388,580		Phillips-Van Heusen Corp	48,483
332,000	*	PIK Group (GDR)	748
356,300	*,e	Pioneer Corp	764
8,204,857		Playmates Holdings Ltd	11,225
556,000	*	Playmates Toys Ltd	261
282,698		Polaris Industries, Inc	39,496
71,428	*	Poltrona Frau S.p.A.	291
147,742		Pool Corp	9,060
661,000		Ports Design Ltd	346
6,570,170		Pou Chen Corp	9,298
246,500		Prada S.p.A	1,930
6,100	e	Pressance Corp	158
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,210,200	e	Prime Success International Group Ltd	$494
7,930,000	*	PT Sri Rejeki Isman Tbk	156
6,084,634		Pulte Homes, Inc	116,764
454,118	*	Quiksilver, Inc	3,410
267,001		Rajesh Exports Ltd	395
57,982	e	Ralph Lauren Corp	9,331
130,103		Raymond Ltd	660
316,256		Redrow plc	1,717
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	417
38,512		RG Barry Corp	727
38,666		Rinnai Corp	3,401
30,800		Rodobens Negocios Imobiliarios S.A.	160
22,400		Roland Corp	310
344,556	*	Rossi Residencial S.A.	275
529,217		Ruentex Industries Ltd	1,267
173,034		Ryland Group, Inc	6,909
40,054	*	Safilo Group S.p.A.	849
49,421		Salvatore Ferragamo Italia S.p.A	1,454
1,045,000		Sampo Corp	435
1,227,000		Samson Holding Ltd	166
443,900	e	Samsonite International	1,375
32,976		Sangetsu Co Ltd	865
91,421		Sankyo Co Ltd	3,848
122,400		Sanyo Electric Taiwan Co Ltd	157
283,000		Sanyo Shokai Ltd	826
26,614		SEB S.A.	2,297
1,001,221		Sega Sammy Holdings, Inc	22,476
305,000	e	Seiko Holdings Corp	1,218
1,132,330		Seiren Co Ltd	9,323
1,481,469		Sekisui Chemical Co Ltd	15,387
2,512,571		Sekisui House Ltd	31,076
481,900	*	Shanghai Haixin Group Co	238
327,202	*,e	Sharp Corp	996
655,000	e	Shenzhou International Group Holdings Ltd	2,082
72,691		Shimano, Inc	7,312
221,000		Shinkong Textile Co Ltd	286
174,000		Sitoy Group Holdings Ltd	99
158,585	*	Skechers U.S.A., Inc (Class A)	5,795
94,189	*	Skullcandy, Inc	865
2,557,702		Skyworth Digital Holdings Ltd	1,408
292,961	*,e	Smith & Wesson Holding Corp	4,283
876,666		Socovesa S.A.	203
5,351,267	e	Sony Corp	101,927
33,400		SRI Sports Ltd	405
574,196	*	Standard-Pacific Corp	4,772
47,000		Starts Corp, Inc	597
4,007,315	e	Steinhoff International Holdings Ltd	19,381
962,000		Stella International Holdings Ltd	2,302
291,138	*	Steven Madden Ltd	10,475
62,624	e	Sturm Ruger & Co, Inc	3,745
366,254		Sumitomo Forestry Co Ltd	3,675
35,000		Sun Corp	343
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,933		Swatch Group AG.	$25,051
264,803		Swatch Group AG. (Registered)	30,708
121,000	*,e	Sxl Corp	134
97,000		Tainan Enterprises Co Ltd	108
727,755		Tainan Spinning Co Ltd	551
192,600		Taiwan Paiho Ltd	232
20,400		Taiwan Sakura Corp	16
142,093	e	Takamatsu Corp	2,523
23,000	*,e	Tama Home Co Ltd	190
18,500	e	Tamron Co Ltd	437
1,787,298	*	Tatung Co Ltd	558
19,246	*	Taylor Morrison Home Corp	452
6,199,340		Taylor Woodrow plc	12,186
792,000	e	TCL Multimedia Technology Holdings Ltd	306
39,000		Technos S.A.	258
3,009,617		Techtronic Industries Co	8,403
151,800	*	Tecnisa S.A.	532
340,682	*	Tempur-Pedic International, Inc	17,262
668,000	e	Texhong Textile Group Ltd	787
852,000		Texwinca Holdings Ltd	916
332,161	*	Thomson	2,396
3,108,000		Time Watch Investments Ltd	430
203,365		Titan Industries Ltd	896
14,445	e	Tod’s S.p.A.	1,875
8,290		Token Corp	377
399,184	*	Toll Brothers, Inc	14,331
126,426	*,e	TomTom NV	853
72,168		Tomy Co Ltd	334
74,000		Toung Loong Textile Manufacturing	243
605,520	*,e	TRI Pointe Homes, Inc	9,828
10,988	*	Trigano S.A.	301
1,198,000	e	Trinity Ltd	313
232,000		TSI Holdings Co Ltd	1,533
17,056		TTK Prestige Ltd	871
304,168	*	Tumi Holdings, Inc	6,883
181,902		Tupperware Corp	15,236
21,233	*	UCP, Inc (Class A)	320
83,971	*	Under Armour, Inc (Class A)	9,626
65,300		UNICASA Industria de Moveis S.A.	111
55,291	*	Unifi, Inc	1,276
624,000	*,e	Unitika Ltd	344
60,582	*	Universal Electronics, Inc	2,326
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	53
1,476		Vardhman Textiles Ltd	9
67,046	*,e	Vera Bradley, Inc	1,810
201,118	*	Vestel Beyaz Esya Sanayi ve Ticaret AS	287
179,066	*	Vestel Elektronik Sanayi	142
1,470,543		VF Corp	90,997
36,082	*,e	Vince Holding Corp	951
288,627		Wacoal Holdings Corp	2,948
29,115	*,e	WCI Communities, Inc	575
131,500	e	Weiqiao Textile Co	73
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,780,000	e	Welling Holding Ltd	$1,152
16,200	e	West Holdings Corp	195
23,801		Weyco Group, Inc	643
356,690		Whirlpool Corp	53,311
28,254	*	Whirlpool of India Ltd	109
65,769	*	William Lyon Homes, Inc	1,816
812,554	e	Wolverine World Wide, Inc	23,198
26,618	*	Woongjin Chemical Co Ltd	350
196,847		Woongjin Coway Co Ltd	13,796
323,131		Wuxi Little Swan Co Ltd	363
2,228,500	e	XTEP International Holdings	955
30,188		Yamaha Corp	388
83,000		YGM Trading Ltd	171
20,800		Yondoshi Holdings, Inc	357
31,260		Youngone Corp	1,163
10,670		Youngone Holdings Co Ltd	667
1,934,907		Yue Yuen Industrial Holdings	6,305
134,012	*	Zagg, Inc	619
46,764		Zeng Hsing Industrial Co Ltd	251
11,000		Zhonglu Co Ltd	9
250,596		Zig Sheng Industrial Co Ltd	82
		TOTAL CONSUMER DURABLES & APPAREL	2,654,274

CONSUMER SERVICES - 2.3%
482,856		888 Holdings plc	1,213
39,300		Abril Educacao S.A.	482
3,353,749		Accor S.A.	171,635
216,900		Accordia Golf Co Ltd	2,436
262,926		Advtech Ltd	190
5,100	e	Aeon Fantasy Co Ltd	65
249,310		Ainsworth Game Technology Ltd	843
711,000	e	Ajisen China Holdings Ltd	643
1,064,402		Alsea SAB de C.V.	3,873
255,000		Ambassador Hotel	239
55,568	*,e	American Public Education, Inc	1,949
739,700		Anhanguera Educacional Participacoes S.A.	4,564
393,999	*	Apollo Group, Inc (Class A)	13,491
1,596,418	e	ARAMARK Holdings Corp	46,168
1,243,906		Aristocrat Leisure Ltd	6,215
52,403	*	Ascent Media Corp (Series A)	3,959
58,300	e	Atom Corp	292
147,266		Autogrill S.p.A.	1,509
248,280	*	Bally Technologies, Inc	16,454
81,267		Benesse Corp	3,108
658,451		Berjaya Sports Toto BHD	800
17,800	e	Best Bridal Inc	104
90,492		BETFAIR Group Ltd	1,669
44,851		Betsson AB	1,634
311,334	*	BHG S.A.-Brazil Hospitality Group	2,079
79,654	*	BJ’s Restaurants, Inc	2,605
14,030,800	*	Bloomberry Resorts Corp	3,145
248,683	*,e	Bloomin’ Brands, Inc	5,993
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
92,821		Bob Evans Farms, Inc	$4,644
218,713	*	Boyd Gaming Corp	2,887
62,490	*	Bravo Brio Restaurant Group, Inc	882
64,277	*,e	Bridgepoint Education, Inc	957
34,313	*	Bright Horizons Family Solutions	1,342
417,489		Brinker International, Inc	21,897
59,842	*	Buffalo Wild Wings, Inc	8,910
3,210,984	e	Burger King Worldwide, Inc	85,252
128,794	*,e	Caesars Entertainment Corp	2,448
744,000		Cafe de Coral Holdings Ltd	2,252
74,306		Capella Education Co	4,692
218,535	*	Career Education Corp	1,630
2,206,939		Carnival Corp	83,555
89,052		Carnival plc	3,402
46,206	e	Carriage Services, Inc	843
96,100	*	Carrols Restaurant Group, Inc	689
85,087		CBRL Group, Inc	8,274
1,107,900		Central Plaza Hotel PCL	1,037
1,514,040		Century City International	109
181,861		Cheesecake Factory	8,662
5,750,000		China Travel International Inv HK	1,150
149,252	*	Chipotle Mexican Grill, Inc (Class A)	84,783
13,708	e	Choice Hotels International, Inc	631
42,318		Churchill Downs, Inc	3,864
496,077	*,e	Chuy’s Holdings, Inc	21,401
11,133		Cie des Alpes	248
66,425	e	City Lodge Hotels Ltd	738
31,761	*	Club Mediterranee S.A.	778
70,548		ClubCorp Holdings, Inc	1,333
70,000	e	Colowide Co Ltd	713
692,994		Compass Group plc	10,581
127,525	e	Consumers’ Waterheater Income Fund	1,313
298,705	*,e	Corinthian Colleges, Inc	412
77,087		Corporate Travel Management Lt	454
63,279		Cox & Kings India Ltd	170
2,888		Credu Corp	131
230,564		Crown Ltd	3,566
9,000	e	Daisyo Corp	108
2,158,766		Darden Restaurants, Inc	109,579
635,801	*	Del Frisco’s Restaurant Group, Inc	17,739
466,902	*	Denny’s Corp	3,002
117,035		DeVry, Inc	4,961
75,465	*	Diamond Resorts International, Inc	1,279
70,551	*	Dignity plc	1,725
60,035		DineEquity, Inc	4,687
35,277	*,e	Diversified Restaurant Holdings, Inc	176
76,259		Domino’s Pizza Enterprises Ltd	1,415
177,441		Domino’s Pizza UK & IRL plc	1,633
197,464		Domino’s Pizza, Inc	15,199
33,400		Doutor Nichires Holdings Co Ltd	588
82,212		Dunkin Brands Group, Inc	4,125
2,885,400	e	Dynam Japan Holdings Co Ltd	8,631
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,636,892		Echo Entertainment Group Ltd	$53,803
84,427	*,e	Education Management Corp	411
67,227		EIH Ltd	82
27,000		Einstein Noah Restaurant Group, Inc	444
1,445,000		Emperor Entertainment Hotel Ltd	577
1,950,848		Enjoy S.A.	199
619,582	*	Enterprise Inns plc	1,513
1,474,000		Erawan Group PCL	177
302,800		Estacio Participacoes S.A.	3,051
31,247	*	Euro Disney SCA	180
3,216,349		Extended Stay America, Inc	73,236
97,333		Famous Brands Ltd	918
98,982	*	Fiesta Restaurant Group, Inc	4,513
367,633		First Hotel	234
150,131	e	Flight Centre Ltd	7,325
119,037		Formosa International Hotels Corp	1,413
79,000		Fortuna Entertainment Group NV	523
78,000	e	Fuji Kyuko Co Ltd	800
69,000		Fujita Kanko, Inc	221
775,476	e	G8 Education Ltd	3,667
3,298,155	*	Galaxy Entertainment Group Ltd	28,787
4,854,856		Genting BHD	14,890
80,672,628	e	Genting International plc	85,796
229,000		Gourmet Master Co Ltd	1,778
14,929		Graham Holdings Co	10,506
140,901	*	Grand Canyon Education, Inc	6,580
64,500		Grand Korea Leisure Co Ltd	2,659
97,157	*	Great Canadian Gaming Corp	1,255
297,078		Greene King plc	4,476
226,992		GTECH S.p.A.	6,896
663,000	e	GuocoLeisure Ltd	488
1,260,259		H&R Block, Inc	38,047
12,020		Hana Tour Service, Inc	835
218,527		Hillenbrand, Inc	7,065
79,854	*	Hilton Worldwide Holdings, Inc	1,776
26,500	e	Hiramatsu Inc	173
115,097		HIS Co Ltd	6,554
456,000		Hotel Properties Ltd	1,074
48,006		Hotel Shilla Co Ltd	3,888
61,699	*,e	Houghton Mifflin Harcourt Co	1,254
254,050		Huangshan Tourism Development Co Ltd	307
102,209	*	Hyatt Hotels Corp	5,500
7,700		Ichibanya Co Ltd	317
23,767	*,e	Ignite Restaurant Group, Inc	334
245,919		Indian Hotels Co Ltd	300
47,175		InterContinental Hotels Group plc	1,519
192,564		International Game Technology	2,707
72,000		International Meal Co Holdings S.A.	546
105,025		International Speedway Corp (Class A)	3,570
598,187		Interval Leisure Group, Inc	15,637
112,262		Intralot S.A.-Integrated Lottery Systems & Services	357
40,001	*	Intrawest Resorts Holdings Inc	522
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
122,071	e	Invocare Ltd	$1,227
81,276	*	Isle of Capri Casinos, Inc	623
73,719	*,e	ITT Educational Services, Inc	2,114
201,387	*,e	Jack in the Box, Inc	11,870
96,088	*	Jamba, Inc	1,153
449,400		Jollibee Foods Corp	1,716
54,500	e	JP-Holdings Inc/Japan	245
15,464	*,e	JTH Holding, Inc	429
85,686	*,e	K12, Inc	1,941
104,130		Kangwon Land, Inc	3,038
31,300	*,e	Kappa Create Co Ltd	299
23,300	e	Kisoji Co Ltd	427
13,900		Koshidaka Holdings Co Ltd	359
815,333		Kosmopolito Hotels International Ltd	155
334,673	*,e	Krispy Kreme Doughnuts, Inc	5,934
371,200		Kroton Educacional S.A.	8,163
3,916		Kuoni Reisen Holding	1,759
12,400		Kura Corp	249
32,000		Kyoritsu Maintenance Co Ltd	1,079
7,216,355		Ladbrokes plc	16,256
356,500	*	Landmarks BHD	110
3,717,969		Las Vegas Sands Corp	300,338
147,925	*,e	Life Time Fitness, Inc	7,115
324,807	*	LifeLock, Inc	5,557
78,617		Lincoln Educational Services Corp	296
81,055	*	Luby’s, Inc	499
2,776,000	*,e	Macau Legend Development Ltd	2,317
1,111,680		Macquarie Leisure Trust Group	2,579
73,281		Marcus Corp	1,224
1,465,609		Marriott International, Inc (Class A)	82,103
112,007	*	Marriott Vacations Worldwide Corp	6,262
726,257		Marston’s plc	1,744
24,100	e	Matsuya Foods Co Ltd	419
95,408		Matthews International Corp (Class A)	3,894
1,869,911		McDonald’s Corp	183,307
8,164	e	McDonald’s Holdings Co Japan Ltd	219
14,858		MegaStudy Co Ltd	996
15,400		Meiko Network Japan Co Ltd	165
7,889,600	*	Melco Crown Philippines Resorts Corp	2,291
1,059,000		Melco International Development	3,561
52,300	*	Melco PBL Entertainment Macau Ltd (ADR)	2,021
1,130,000	*,g	Merlin Entertainments plc	7,102
2,084,400		MGM China Holdings Ltd	7,364
807,859	*	MGM Mirage	20,891
228,103		Millennium & Copthorne Hotels plc	2,152
4,855,890		Minor International PCL (Foreign)	3,724
244,500	*	Mitchells & Butlers plc	1,859
300,000	*	MK Restaurants Group PCL	497
9,783		Modetour Network, Inc	226
43,281	*	Monarch Casino & Resort, Inc	802
99,134	*	Morgans Hotel Group Co	797
32,000		MOS Food Services, Inc	644
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
222,827	*	Multimedia Games, Inc	$6,471
2,374,000		NagaCorp Ltd	2,478
9,232	*	Nathan’s Famous, Inc	452
244,709		Navitas Ltd	1,658
252,771		NET Holding AS	274
193,580	*	NH Hoteles S.A.	1,377
19,759	*,e	Noodles & Co	780
70,990	*	Norwegian Cruise Line Holdings Ltd	2,291
30,000	e	Ohsho Food Service Corp	1,009
815,826		OPAP S.A.	13,099
11,582	*	Orascom Development Holding AG.	185
207,081	e	Oriental Land Co Ltd	31,481
2,390,495	*	Orient-Express Hotels Ltd (Class A)	34,447
362,000	e	Overseas Union Enterprise Ltd	645
24,500	e	Pacific Golf Group International Holdings KK	236
128,393		Paddy Power plc	10,173
506,436		Paliburg Holdings Ltd	160
41,809	*	Panera Bread Co (Class A)	7,378
168,025		Papa John’s International, Inc	8,756
52,500		Paradise Co Ltd	1,605
822,625	e	PartyGaming plc	1,740
102,899	*	Penn National Gaming, Inc	1,268
657,720		Philweb Corp	75
187,237	*	Pinnacle Entertainment, Inc	4,438
77,400		Plenus Co Ltd	1,798
125,848	*	Popeyes Louisiana Kitchen, Inc	5,114
22,860	*,e	Potbelly Corp	409
952,398	e	Raffles Education Corp Ltd	220
46,360	*	Red Robin Gourmet Burgers, Inc	3,323
621,000		Regal Hotels International Holdings Ltd	308
181,506		Regis Corp	2,487
3,159,800		Resorts World BHD	4,066
180,500		Resorttrust, Inc	2,796
407,212		Restaurant Group plc	4,843
118,308		Retail Food Group Ltd	480
26,577,466	e	REXLot Holdings Ltd	3,091
100,634	*	Rezidor Hotel Group AB	683
19,200	e	Ringer Hut Co Ltd	275
23,344	*,e	Riso Kyoiku Co Ltd	58
75,200		Round One Corp	644
704,059		Royal Caribbean Cruises Ltd	38,413
81,000		Royal Holdings Co Ltd	1,165
230,127	*,e	Ruby Tuesday, Inc	1,291
193,175		Ruth’s Chris Steak House, Inc	2,336
32,200	e	Saizeriya Co Ltd	399
4,685,979		Sands China Ltd	35,145
236,546	*	Scientific Games Corp (Class A)	3,248
81,033		SeaWorld Entertainment, Inc	2,450
602,007		Service Corp International	11,968
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	323
2,168,000		Shanghai Jinjiang International Hotels Group Co Ltd	552
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
107,249		Shanghai Jinjiang International Travel Co Ltd	$191
226,120		Shangri-La Asia Ltd	371
2,859		Shinsegae Food Co Ltd	230
544,321		Six Flags Entertainment Corp	21,855
4,855,813		SJM Holdings Ltd	13,680
24,771		SkiStar AB (Series B)	318
1,252,114		Sky City Entertainment Group Ltd	4,273
30,012	*	SM Culture & Contents Co Ltd	108
11,428		Sodexho Alliance S.A.	1,198
53,463	e	Sol Melia S.A.	689
322,542	*	Sonic Corp	7,351
219,045		Sotheby’s (Class A)	9,539
43,750		Speedway Motorsports, Inc	819
1,079,781		Spirit Pub Co plc	1,463
53,000		Spur Corp Ltd	144
8,200		St Marc Holdings Co Ltd	403
944,000		Stamford Land Corp Ltd	439
37,000	e	Starbucks Coffee Japan Ltd	409
3,366,247		Starbucks Corp	247,015
880,104		Starwood Hotels & Resorts Worldwide, Inc	70,056
5,608	*	Steak N Shake Co	2,734
66,714	*	Steiner Leisure Ltd	3,086
77,108	*,e	Strayer Education, Inc	3,580
160,417		Sun International Ltd	1,442
1,506,300		Ta Enterprise BHD	379
112,026		Tabcorp Holdings Ltd	355
206,238		Tattersall’s Ltd	555
197,497		Texas Roadhouse, Inc (Class A)	5,151
1,992,476	*	Thomas Cook Group plc	5,996
238,634		Tim Hortons, Inc (Toronto)	13,198
6,502	*	Tipp24 SE	508
215,000		Tokyo Dome Corp	1,101
169,000	e	Tokyotokeiba Co Ltd	503
18,100	e	Toridoll.corp	172
90,690		Town Sports International Holdings, Inc	770
1,786,000	e	Tsui Wah Holdings Ltd	1,038
409,023		TUI AG.	6,824
535,995		TUI Travel plc	3,917
36,549		Unibet Group plc (ADR)	1,835
82,823		Universal Technical Institute, Inc	1,073
111,597	e	Vail Resorts, Inc	7,778
23,700	e	Watami Co Ltd	346
49,285	e	Weight Watchers International, Inc	1,012
138,211	e	Wendy’s	1,261
133,299		Wetherspoon (J.D.) plc	1,905
61,100		Whistler Blackcomb Holdings, Inc	839
628,275		Whitbread plc	43,609
143,308	*	William Hill plc	815
86,000		Wowprime Corp	1,250
635,201		Wyndham Worldwide Corp	46,516
3,973,490	e	Wynn Macau Ltd	16,538
71,096		Wynn Resorts Ltd	15,794
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,000		Xiao Nan Guo Restaurants Holdings Ltd	$4
325,000		YBM Sisa.com, Inc	1,208
50,000		Yomiuri Land Co Ltd	230
138,700	e	Yoshinoya D&C Co Ltd	1,768
713,574		Yum! Brands, Inc	53,796
78,600	e	Zensho Co Ltd	769
		TOTAL CONSUMER SERVICES	2,861,192

DIVERSIFIED FINANCIALS - 3.8%
832,558		3i Group plc	5,529
33,714	e	ABC Arbitrage	237
5,372,017		Aberdeen Asset Management plc	35,013
30,064		Ackermans & Van Haaren	3,801
319,200	*,e	Acom Co Ltd	1,020
54,490	e	Aeon Credit Service Co Ltd	1,229
20,000		Aeon Credit Service M BHD	90
832,943	*	Affiliated Managers Group, Inc	166,630
665,825		AFP Habitat S.A.	887
1,694,257	e	African Bank Investments Ltd	1,730
198,669	e	AGF Management Ltd	2,302
394,100	*,e	Aiful Corp	1,204
29,377		Aker ASA (A Shares)	948
96,725	e	Alaris Royalty Corp	2,616
65,346		Altamir Amboise	977
555,101	*	American Capital Ltd	8,765
3,453,078		American Express Co	310,881
1,738,463		Ameriprise Financial, Inc	191,353
875,206		Apollo Investment Corp	7,273
256,420		Apollo Management LP	8,154
715,649		ARA Asset Management Ltd	1,051
544,808		Ares Capital Corp	9,600
60,258		Artisan Partners Asset Management, Inc	3,872
417,704	e	Ashmore Group plc	2,315
12,981	*,m	Asia Pacific Investment Partners Limited	99
1,387,200		Asia Plus Securities PCL	146
6,685,000	e	Asian Pay Television Trust	3,933
134,200		Asset Managers Co Ltd	472
59,321		Aurelius AG.	2,255
199,555		Australian Stock Exchange Ltd	6,687
24,694		Avanza AB	948
286,507		Ayala Corp	3,700
2,215	*,m	Ayala Corp Preferred	0^
303,620		Azimut Holding S.p.A.	10,846
5,332		Bajaj Auto Finance Ltd	160
190,787		Banca Generali S.p.A	6,300
79,448		Banca IFIS S.p.A.	1,752
319,925	e	Banca Profilo S.p.A.	203
1,700,086		Bank of New York Mellon Corp	59,996
571,197		BGC Partners, Inc (Class A)	3,736
60,986		BinckBank NV	721
283,630	e	BlackRock Kelso Capital Corp	2,601
263,163		BlackRock, Inc	82,759
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,325,799		Blackstone Group LP	$44,083
2,228,411		BM&F Bovespa S.A.	11,049
17,844,073		Bolsa de Valores de Colombia	196
612,700	e	Bolsa Mexicana de Valores S.A. de C.V.	1,208
90,213		Bolsas y Mercados Espanoles	3,672
31,677	*	Boursorama	528
721,587	*	Brait S.A.	3,647
391,343		Brewin Dolphin Holdings plc	2,208
161,394		BT Investment Management Ltd	1,095
85,021		Bure Equity AB	362
287,000		Bursa Malaysia BHD	664
81,500		Calamos Asset Management, Inc (Class A)	1,054
5,804		California First National Bancorp	89
99,782		Canaccord Financial, Inc	740
1,145,136		Capital One Financial Corp	88,359
1,293,300		Capital Securities Corp	477
54,006		Capital Southwest Corp	1,875
8,881	e	Capitala Finance Corp	171
110,535	e	Cash America International, Inc	4,280
317,200		CBOE Holdings, Inc	17,954
167,699	*	Cembra Money Bank AG.	11,425
84,001		Century Leasing System, Inc	2,355
222,707		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,699
913,070		Chailease Holding Co Ltd	2,202
1,348,118		Challenger Financial Services Group Ltd	8,021
2,890,324		Charles Schwab Corp	78,993
1,130,000		China Bills Finance Corp	438
4,109,000	*,e	China Cinda Asset Management Co Ltd	2,339
1,313,200		China Everbright Ltd	1,681
4,800,000	*,e	China Galaxy Securities Co Ltd	2,926
144,665	e	China Merchants China Direct Investments Ltd	177
3,236		Cholamandalam DBS Finance Ltd	16
253,852	e	CI Financial Corp	8,007
731,895	*	Citadel Capital Corp	481
1,720,700	e	CITIC Securities Co Ltd	3,599
384,033		Close Brothers Group plc	9,053
1,098,731		CME Group, Inc	81,317
58,970	e	Cohen & Steers, Inc	2,350
3,347,300	e	Compartamos SAB de C.V.	6,117
961,275	*	Concord Securities Corp	265
56,256	*	Consumer Portfolio Services, Inc	385
430,310		Coronation Fund Managers Ltd	4,044
25,734		Corp Financiera Alba	1,536
79,504		Corp Financiera Colombiana S.A.	1,509
359,935	*	Cowen Group, Inc	1,587
36,143	*,e	Credit Acceptance Corp	5,138
1,953,600		Credit China Holdings Ltd	457
73,968		Credit Saison Co Ltd	1,471
2,616,475		Credit Suisse Group	84,690
1,230,300		Credito Real SAB de C.V.	2,024
198,971		Daewoo Securities Co Ltd	1,538
64,400		Daishin Securities Co Ltd	541
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,200		Daishin Securities Co Ltd PF	$204
5,160,135		Daiwa Securities Group, Inc	44,833
130,557	*,e	DeA Capital S.p.A.	238
18,353	e	Deerfield Capital Corp	149
792,842		Deutsche Bank AG.	35,534
20,800	*	Deutsche Beteiligungs AG.	579
166,313		Deutsche Boerse AG.	13,241
10,430		Diamond Hill Investment Group, Inc	1,371
2,215,864		Discover Financial Services	128,941
152,734	*	Dollar Financial Corp	1,349
48,713	*	Dundee Corp	695
570,916	*	E*Trade Financial Corp	13,142
30,650	*	East Capital Explorer AB	239
257,725		Eaton Vance Corp	9,835
3,322		EFG Financial Products Holding AG.	689
74,481	e	EFG International	969
692,917		Egypt Kuwait Holding Co	734
1,004,992	*	Egyptian Financial Group-Hermes Holding	1,778
231,300	*	Element Financial Corp	3,115
83,277	*,e	Encore Capital Group, Inc	3,806
14,977		Eurazeo	1,345
162,663		Evercore Partners, Inc (Class A)	8,987
68,099		Exor S.p.A.	3,056
196,911	*	Ezcorp, Inc (Class A)	2,125
507,342		F&C Asset Management plc	1,032
2,109,200		Far East Horizon Ltd	1,553
38,207	*	FBR & Co	987
89,316	e	Federated Investors, Inc (Class B)	2,728
49,993	e	Fidus Investment Corp	965
519,499	*	Fifth Street Finance Corp	4,914
262,956		Financial Engines, Inc	13,353
14,200	e	Financial Products Group Co Ltd	151
96,741	*	First Cash Financial Services, Inc	4,882
29,631	*,e	First Marblehead Corp	179
2,830,785		First Pacific Co	2,822
32,789	e	Firsthand Technology Value Fund, Inc	700
6,165,695	e	FirstRand Ltd	21,140
256,583		FlexiGroup Ltd	859
133,250		Fonterra Shareholders’ Fund	701
431,367		Franklin Resources, Inc	23,371
61,515	e	Friedman Billings Ramsey Group, Inc (Class A)	1,629
11,812,834		Fubon Financial Holding Co Ltd	16,061
24,594,634		Fuhwa Financial Holdings Co Ltd	12,430
39,200		Fuyo General Lease Co Ltd	1,410
116,889	e	FXCM, Inc	1,726
36,658		Gain Capital Holdings, Inc	396
24,892		GAMCO Investors, Inc (Class A)	1,933
19,828	e	Garrison Capital, Inc	280
11,700		GCA Savvian Group Corp	101
267,469		GFI Group, Inc	950
25,342		Gimv NV	1,296
81,809	e	Gladstone Capital Corp	825
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,120	e	Gladstone Investment Corp	$811
188,722	*	Global Infratech & Finance Ltd	128
73,595		Gluskin Sheff + Associates, Inc	2,126
72,466		GMP Capital, Inc	487
1,671,658		Goldman Sachs Group, Inc	273,901
131,811	e	Golub Capital BDC, Inc	2,351
98,367	*	Green Dot Corp	1,921
91,747	e	Greenhill & Co, Inc	4,769
70,102		Groupe Bruxelles Lambert S.A.	7,003
883	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
12,441	*	Grupo de Inversiones Suramericana S.A.	232
128,000	e	Grupo Financiero Interacciones S.A. de C.V.	766
72,474	*,e	GSV Capital Corp	735
198,840		GT Capital Holdings, Inc	3,490
568,000	e	Guotai Junan International Hol	306
1,438,784		Haci Omer Sabanci Holding AS	5,584
3,800,800	e	Haitong Securities Co Ltd	5,058
6,863		Hankook Tire Worldwide Co Ltd	136
84,290	*	Hanwha Securities Co	292
286,331		Hargreaves Lansdown plc	6,965
104,233		Hellenic Exchanges S.A.	1,302
2,406,652		Henderson Group plc	10,585
235,998	e	Hercules Technology Growth Capital, Inc	3,320
205,966		HFF, Inc (Class A)	6,923
183,300		Hitachi Capital Corp	3,915
8,930		HMC Investment Securities Co Ltd	85
896,086		Hong Kong Exchanges and Clearing Ltd	13,609
33,366	e	Horizon Technology Finance Corp	417
138,937		Hyundai Securities Co	846
30,500		IBJ Leasing Co Ltd	768
130,820		ICAP plc	824
142,100		Ichiyoshi Securities Co Ltd	1,897
2,454,586		IFCI Ltd	1,094
856,027		IG Group Holdings plc	8,963
150,483	e	IGM Financial, Inc	7,097
105,440	e	IMF Australia Ltd	174
68,224	*,e	Imperial Holdings, Inc	392
167,436		India Infoline Ltd	219
357,737		Indiabulls Housing Finance Ltd	1,427
18,736		Indiabulls Securities Ltd	6
30,521		Industrivarden AB	592
947,571		Infrastructure Development Finance Co Ltd	1,944
15,389,547	*	ING Groep NV	218,865
508,943	*,e	ING Groep NV (ADR)	7,252
258,141		ING US, Inc	9,363
90,020		Interactive Brokers Group, Inc (Class A)	1,951
179,983	*,m	Interbolsa S.A.	0	^
508,482		IntercontinentalExchange Group, Inc	100,593
963,871		Intermediate Capital Group plc	6,656
52,828	*,e	International Assets Holding Corp	994
306,254		International Personal Finance plc	2,618
144,255	*	Internet Capital Group, Inc	2,946
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
92,596		Inversiones La Construccion S.A.	$1,249
1,167,075		Invesco Ltd	43,182
282,672		Investec Ltd	2,275
148,426		Investec plc	1,202
145,493	*	Investment Technology Group, Inc	2,939
519,366		Investor AB (B Shares)	18,813
269,921		IOOF Holdings Ltd	2,221
14,984		Is Finansal Kiralama AS.	6
180,117		Is Yatirim Menkul Degerler AS	104
47,319	e	iShares China Large-Cap ETF	1,693
205,595	e	iShares MSCI Canada Index Fund	6,075
1,036,331	e	iShares MSCI EAFE Index Fund	69,610
481,133	e	iShares MSCI Emerging Markets	19,722
149,069	e	iShares Russell 2000 Index Fund	17,343
61,069	*,m	Itausa-Investimentos Itau S.A. (ADR)	249
57,200		Iwai Securities Co Ltd	623
74,000	e	J Trust Co Ltd	934
160,000		Jaccs Co Ltd	671
88,817	*,e	Jafco Co Ltd	3,979
574,316	e	Janus Capital Group, Inc	6,243
1,518,700		Japan Securities Finance Co Ltd	8,805
25,896	*	JGWPT Holdings, Inc	473
2,324,930		Jih Sun Financial Holdings Co Ltd	642
54,833		JMP Group, Inc	390
236,561		JSE Ltd	2,141
213,483		Julius Baer Group Ltd	9,481
266,296		Julius Baer Holding AG.	4,807
671,064		Jupiter Investment Management Group Ltd	4,490
1,537,000	e	K1 Ventures Ltd	239
93,800		kabu.com Securities Co Ltd	445
9,920,000	*	Kai Yuan Holdings Ltd	219
507,397	*	Kailash Auto Finance Ltd	348
41,429	*,e	KBC Ancora	1,592
103,211	e	KCAP Financial, Inc	894
248,459	*	KCG Holdings, Inc	2,964
602,414		Kinnevik Investment AB (Series B)	22,254
20,933		KIWOOM Securities Co Ltd	1,052
45,480		Korea Investment Holdings Co Ltd	1,577
38,000	*,e	Kosei Securities Co Ltd	90
48,900		Krungthai Card PCL	52
82,410	*	KTB Securities Co Ltd	197
47,580		Kyobo Securities Co	266
21,900	e	Kyokuto Securities Co Ltd	366
323,895	*	Ladenburg Thalmann Financial Services, Inc	978
395,310		Lazard Ltd (Class A)	18,615
1,007,546		Legg Mason, Inc	49,410
560,896		Leucadia National Corp	15,705
84,574		London Stock Exchange Group plc	2,780
124,129		LPL Financial Holdings, Inc	6,522
47,919		Lundbergs AB (B Shares)	2,267
317,692	e	Macquarie Group Ltd	17,131
148,871	e	Magellan Financial Group Ltd	1,898
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
255,653		Mahindra & Mahindra Financial Services Ltd	$1,081
146,335	*,e	Main Street Capital Corp	4,809
31,000,792		Man Group plc	52,332
441,436		Manappuram General Finance & Leasing Ltd	159
65,016		Manning & Napier, Inc	1,090
25,816	*,e	Marcus & Millichap, Inc	461
238,000	*	Marfin Investment Group S.A	173
182,485		MarketAxess Holdings, Inc	10,807
31,481		Marlin Business Services Corp	655
210,600		Marusan Securities Co Ltd	1,720
1,973,000		Masterlink Securities Corp	659
656,500	e	Matsui Securities Co Ltd	6,666
283,770		MCG Capital Corp	1,075
71,544		Medallion Financial Corp	945
5,845,457	*	Mediobanca S.p.A.	66,910
155,424	e	Medley Capital Corp	2,115
149,004		Meritz finance Holdings Co Ltd	1,097
619,540		Meritz Securities Co Ltd	1,330
12,181,000		Metro Pacific Investments Corp	1,288
29,791		Mirae Asset Securities Co Ltd	1,162
258,000	e	Mito Securities Co Ltd	1,118
331,960	*	Mitsubishi UFJ Lease & Finance Co Ltd	1,630
67,199		MLP AG.	446
1,997,800	e	Monex Beans Holdings, Inc	7,765
1,432,226		Moody’s Corp	113,604
8,719,241		Morgan Stanley	271,779
326,500	*	MPHB Capital BHD	182
237,604	*	MSCI, Inc (Class A)	10,222
1,531,700	*	Mulpha International BHD	195
1,164,600		Multi-Purpose Holdings BHD	1,066
89,590	e	MVC Capital, Inc	1,214
315,949		NASDAQ OMX Group, Inc	11,671
85,968		Nelnet, Inc (Class A)	3,516
168,357		New Mountain Finance Corp	2,450
104,214	*	NewStar Financial, Inc	1,444
86,053	e	NGP Capital Resources Co	582
76,683		NH Investment & Securities Co Ltd	378
4,010		NICE Holdings Co Ltd	52
40,312		Nicholas Financial, Inc	634
3,111,372		Nomura Holdings, Inc	19,959
146,920		Nordnet AB (Series B)	617
155,823		Northern Trust Corp	10,216
4,867,866	e	NZX Ltd	5,417
36,341		Oaktree Capital Group LLC	2,114
202,000	e	Okasan Holdings, Inc	1,702
58,285	e	OKO Bank (Class A)	1,298
92,052		Onex Corp	5,111
38,778		Oppenheimer Holdings, Inc	1,088
18,269	*	Oresund Investment AB	558
351,000	*,e	Orient Corp	706
4,506,100	*	ORIX Corp	63,509
324,800	e	Osaka Securities Exchange Co Ltd	7,939
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
720,575		OSK Holdings BHD	$369
10,010		Pargesa Holding S.A.	867
3,836		Partners Group	1,077
54,754	e	PennantPark Floating Rate Capital Ltd	757
255,437	e	PennantPark Investment Corp	2,823
517,000	*,m	Peregrine Investment Holdings	0	^
129,509	e	Perpetual Trustees Australia Ltd	6,021
332,453	*,e	PHH Corp	8,591
82,264		Philippine Stock Exchange, Inc	541
99,868	*	Pico Holdings, Inc	2,596
378,585	*	Pioneers Holding	613
65,195	*	Piper Jaffray Cos	2,986
419,702		Platinum Asset Mangement Ltd	2,912
18,600		Pocket Card Co Ltd	102
161,836	*	Portfolio Recovery Associates, Inc	9,364
625,012		Power Finance Corp Ltd	2,025
66,000	e	PowerShares QQQ Trust Series	5,787
1,686,509		President Securities Corp	949
1,128,887	e	Prospect Capital Corp	12,192
201,954		Provident Financial plc	6,681
50,093		Pzena Investment Management, Inc (Class A)	590
5,134		Rathbone Brothers	155
226,916	e	Ratos AB (B Shares)	2,105
669,610		Raymond James Financial, Inc	37,451
9,075	e	RCS Capital Corp (Class A)	353
50,425	*,e	Regional Management Corp	1,243
331,860		Reliance Capital Ltd	1,926
590,272		Remgro Ltd	11,482
38,266		Resource America, Inc (Class A)	328
159,362	*	RHJ International	801
17,700		Ricoh Leasing Co Ltd	421
849,679		RMB Holdings Ltd	3,867
561,967		Rural Electrification Corp Ltd	2,166
79,763	*,e	Safeguard Scientifics, Inc	1,769
182,619		Samsung Card Co	5,949
76,961		Samsung Securities Co Ltd	2,831
56,735	*	Santander Consumer USA Holdings, Inc	1,366
300,100	*,e	Sawada Holdings Co Ltd	2,466
43,827		SBI Holdings, Inc	528
115,736		Schroders plc	5,019
26,309		SE Investments Ltd	161
822,093		SEI Investments Co	27,631
5	*,m	SFCG Co Ltd	0	^
200,211		Shriram Transport Finance Co Ltd	2,576
12,100		Silvercrest Asset Management Group, Inc	221
985,356		Singapore Exchange Ltd	5,445
126,570	*	SK Securities Co Ltd	86
80,955	*	SKS Microfinance Pvt Ltd	277
975,937		SLM Corp	23,891
768,475	*,e,m	SNS Reaal	11
202,095		Solar Capital Ltd	4,402
49,608	e	Solar Senior Capital Ltd	849
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
124,900	e	Sparx Group Co Ltd	$248
87,641	e	SPDR S&P MidCap 400 ETF Trust	21,960
953,001	e	SPDR Trust Series 1	178,249
83,712	*,e	Springleaf Holdings, Inc	2,105
63,868		Sprott, Inc	209
409,246		SREI Infrastructure Finance Ltd	186
2,852,730		State Street Corp	198,407
46,223	e	Stellus Capital Investment Corp	665
248,172	*	Stifel Financial Corp	12,349
5,354		Sundaram Finance Ltd	59
569,360		Suramericana de Inversiones S.A.	10,539
10,731		Swissquote Group Holding S.A.	443
113,610	*	SWS Group, Inc	850
1,279,287		T Rowe Price Group, Inc	105,349
451,088	e	Tai Fook Securities Group Ltd	237
416,000		Taiwan Acceptance Corp	1,094
170,000	*	Takagi Securities Co Ltd	517
121,971	e	TCP Capital Corp	2,019
374,401		TD Ameritrade Holding Corp	12,711
239,511		Tetragon Financial Group Ltd	2,472
124,185	e	THL Credit, Inc	1,714
200,831	e	TICC Capital Corp	1,964
22,000		TMX Group Ltd	1,074
478,880		Tokai Tokyo Securities Co Ltd	4,016
61,642		Tong Yang Investment Bank	141
272,000		Toyo Securities Co Ltd	930
125,333		Transpac Industrial Holdings Ltd	161
105,550		Triangle Capital Corp	2,733
90,800	e	Tricon Capital Group, Inc	658
305,076		Tullett Prebon plc	1,436
10,769,711		UBS AG.	222,861
957,565		UOB-Kay Hian Holdings Ltd	1,271
142,337	*,e	Uranium Participation Corp	720
897,000	e	Value Partners Group Ltd	544
36,888	*	Virtus Investment Partners, Inc	6,388
30,606		Vontobel Holding AG.	1,211
181,952		Vostok Nafta Investment Ltd (ADR)	1,420
254,912		Waddell & Reed Financial, Inc (Class A)	18,767
141,375	*,e	Walter Investment Management Corp	4,217
79,492		Warsaw Stock Exchange	1,033
3,677,611		Waterland Financial Holdings	1,137
29,809		Wendel	4,634
25,043		Westwood Holdings Group, Inc	1,570
23,888	e	WhiteHorse Finance, Inc	336
586,251	*,e	WisdomTree Investments, Inc	7,692
16,707		Woori Financial Co Ltd	341
143,783		Woori Investment & Securities Co Ltd	1,197
27,327	*,e	World Acceptance Corp	2,052
618,554		Zeder Investments Ltd	245
51,400	e	Zenkoku Hosho Co Ltd	1,355
		TOTAL DIVERSIFIED FINANCIALS	4,743,953
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
ENERGY - 8.9%
264,204	*	Abraxas Petroleum Corp	$1,046
1,046,418		Acergy S.A.	19,451
9,965		Adams Resources & Energy, Inc	577
17,261,727		Adaro Energy Tbk	1,502
218,307	*	Advantage Oil & Gas Ltd	1,078
8,843,606	*	Afren plc	20,837
20,157		Aker Kvaerner ASA	314
273,100		Alam Maritim Resources BHD	118
145,165		Alliance Holdings GP LP	9,018
190,167	e	Alon USA Energy, Inc	2,841
964,508	*,e	Alpha Natural Resources, Inc	4,099
158,649	e	AltaGas Income Trust	6,501
382,294		AMEC plc	7,160
1,104,678	*,e	Amerisur Resources plc	1,018
89,406	*,e	Amyris Biotechnologies, Inc	333
2,178,112		Anadarko Petroleum Corp	184,617
213,782		Anglo Pacific Group plc	642
567,368	*,e	Antero Resources Corp	35,517
1,276,000	e	Anton Oilfield Services Group	814
75,300		AOC Holdings, Inc	196
1,050,356		Apache Corp	87,127
28,703	*,e	APCO Argentina, Inc	415
122,486	*,e	Approach Resources, Inc	2,561
1,448,752	e	ARC Energy Trust	39,905
823,140	e	Arch Coal, Inc	3,968
256,739	*,e	Archer Ltd	335
548,964	*	Athabasca Oil Corp	3,953
129,630	*	Athlon Energy, Inc	4,595
175,745	*	Atwood Oceanics, Inc	8,856
472,198	*	Aurora Oil and Gas Ltd	1,797
1,610,704	*	Australian Worldwide Exploration Ltd	2,266
1,584,992		Baker Hughes, Inc	103,056
266,700		Bangchak Petroleum PCL	258
807,401	*	Bankers Petroleum Ltd	3,929
6,539,800	*	Banpu PCL (Foreign)	5,642
118,417	*	Basic Energy Services, Inc	3,246
197,443	e	Baytex Energy Trust	8,130
3,747,021		Beach Petroleum Ltd	5,946
470,731	*	Bellatrix Exploration Ltd	3,981
3,935,206		BG Group plc	73,468
269,672		Bharat Petroleum Corp Ltd	2,083
176,724	*,e	Bill Barrett Corp	4,524
117,699	*	Birchcliff Energy Ltd	1,171
437,200	*	BlackPearl Resources, Inc	1,040
34,646		Bolt Technology Corp	685
92,950	*	Bonanza Creek Energy, Inc	4,127
220,600	e	Bonavista Energy Trust	3,227
27,826	e	Bonterra Oil & Gas Ltd	1,348
90,097	e	Bourbon S.A.	2,960
343,096	e	Boustead Singapore Ltd	510
626,799	*	BowLeven plc	307
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,285,431		BP plc	$122,819
1,408,782		BP plc (ADR)	67,762
410,510	*,e	BPZ Energy, Inc	1,305
5,465,000	*,e	Brightoil Petroleum Holdings Ltd	1,719
139,611		Bristow Group, Inc	10,543
2,189,100		Bumi Armada BHD	2,623
65,049	*	BUMI plc	250
274,423	*,e	Buru Energy Ltd	325
977,382		BW Offshore Ltd	1,265
174,761	*,e	C&J Energy Services, Inc	5,096
2,724,135		Cabot Oil & Gas Corp	92,294
677,397	*	Cairn Energy plc	1,886
1,073,253		Cairn India Ltd	5,993
358,857	*,e	Cal Dive International, Inc	610
64,743	e	Calfrac Well Services Ltd	2,060
148,486	*	Callon Petroleum Co	1,243
224,937		Caltex Australia Ltd	4,603
819,136	e	Cameco Corp	18,758
339,172	e	Cameco Corp (Toronto)	7,765
257,026	*	Cameron International Corp	15,877
76,200	*	Canacol Energy Ltd	481
69,200		Canadian Energy Services & Technology Corp	1,795
2,021,759		Canadian Natural Resources Ltd (Canada)	77,487
1,296,813	e	Canadian Oil Sands Trust	27,203
161,459		Canyon Services Group, Inc	1,999
310,000		Capital Product Partners LP	3,395
69,683	e	CARBO Ceramics, Inc	9,616
146,821	*	Carrizo Oil & Gas, Inc	7,849
116,143		CAT Oil AG.	2,430
601,934		Cenovus Energy, Inc (Toronto)	17,407
137,400	*	Cequence Energy Ltd	318
59,490	*	CHC Group Ltd	440
1,910,512	*	Cheniere Energy, Inc	105,747
1,524,240		Chesapeake Energy Corp	39,051
7,484,625		Chevron Corp	889,997
11,691,900	e	China Coal Energy Co	6,609
4,316,470		China Oilfield Services Ltd	10,177
8,857,399		China Shenhua Energy Co Ltd	25,647
1,441,000		China Suntien Green Energy Cor	478
1,749,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	503
481,747		Cimarex Energy Co	57,381
29,212	*	Clayton Williams Energy, Inc	3,301
211,134	*,e	Clean Energy Fuels Corp	1,888
238,648	*	Cloud Peak Energy, Inc	5,045
38,638,700		CNOOC Ltd	58,500
1,030,280		Coal India Ltd	4,979
1,147,561	*	Cobalt International Energy, Inc	21,023
20,071	*,e	Compagnie Generale de Geophysique S.A.	322
187,873	e	Comstock Resources, Inc	4,293
546,542	*	Concho Resources, Inc	66,951
4,020,206		ConocoPhillips	282,822
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,444,902		Consol Energy, Inc	$57,724
72,523		Contango Oil & Gas Co	3,462
289,396	*,e	Continental Resources, Inc	35,963
35,216		Core Laboratories NV	6,988
210,174		Cosan SA Industria e Comercio	3,266
653,000	e	Cosmo Oil Co Ltd	1,181
263,604	e	Crescent Point Energy Corp	9,621
136,728	*	Crew Energy, Inc	1,087
49,052		CropEnergies AG.	349
34,106	e	CVR Energy, Inc	1,441
31,089		Dawson Geophysical Co	871
868,650		Dayang Enterprise Holdings BHD	999
205,866	*	Deep Sea Supply plc	333
90,300	*	DeeThree Exploration Ltd	774
14,889		Delek Group Ltd	5,947
248,386		Delek US Holdings, Inc	7,213
1,485,560		Denbury Resources, Inc	24,363
395,408	*,e	Denison Mines Corp	583
81,995	*,e	Det Norske Oljeselskap ASA	861
835,496		Devon Energy Corp	55,920
33,959	e	Diamond Offshore Drilling, Inc	1,656
89,699	*	Diamondback Energy, Inc	6,038
720,345	*	DNO International ASA	2,748
874,616	*,e	Dolphin Group AS.	819
1,102,597		Dragon Oil plc	10,413
371,469	*	Dresser-Rand Group, Inc	21,698
1,115,890	*,e	Drillsearch Energy Ltd	1,731
259,428	*	Dril-Quip, Inc	29,082
719,000		Dyna-Mac Holdings Ltd	220
7,916,475		Ecopetrol S.A.	16,179
15,308	e	Ecopetrol S.A. (ADR)	624
207,938	*,e	Electromagnetic GeoServices AS	256
205,694	*,e	Emerald Oil, Inc	1,382
1,014,761		Empresas COPEC S.A.	13,259
102,011		Enbridge Income Fund	2,445
698,844	e	Enbridge, Inc	31,740
692,400	e	EnCana Corp	14,787
169,078	*,e	Endeavour International Corp	550
155,018	e	Enerflex Ltd	2,468
250,762		Energen Corp	20,264
1,110,000		Energy Absolute PCL	340
769,200		Energy Earth PCL	140
1,003,961	*,e	Energy Resources of Australia Ltd	1,243
278,662	e	Energy XXI Bermuda Ltd	6,568
296,242	e	Enerplus Resources Fund	5,922
3,463,623		ENI S.p.A.	86,855
1,623,123	*	Enquest plc (London)	3,358
24,510		Ensco plc	1,294
258,693		Ensign Energy Services, Inc	3,824
1,483,734		EOG Resources, Inc	291,064
1,464,025	*,e	EP Energy Corp	28,651
165,979	*,e	EPL Oil & Gas, Inc	6,407
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
139,198	e	Equal Energy Ltd	$638
788,733		Equitable Resources, Inc	76,483
76,350	*	Era Group, Inc	2,238
63,657		ERG S.p.A.	1,030
411,996	*,e	Essar Energy plc	466
293,100	e	Essential Energy Services Ltd	724
4,782		Esso SA Francaise	260
1,545,400		Esso Thailand PCL (Foreign)	291
113,849		Etablissements Maurel et Prom	1,751
97,692		Eurasia Drilling Co Ltd (GDR)	2,504
47,837	*	Euronav NV	561
53,217		Evolution Petroleum Corp	677
2,344,875	e	EXCO Resources, Inc	13,131
83,653		Exmar NV	1,374
225,007	e	Exterran Holdings, Inc	9,873
16,189,345	z	Exxon Mobil Corp	1,581,375
2,849,800	e	Ezion Holdings Ltd	4,903
858,200	e	Ezra Holdings Ltd	746
190,854	*	Faroe Petroleum plc	368
1,000,505	*	FMC Technologies, Inc	52,316
451,376	*	Forest Oil Corp	862
1,783,680		Formosa Petrochemical Corp	4,548
134,138	*	Forum Energy Technologies, Inc	4,156
136,747	e	Frank’s International NV	3,389
103,633		Fred Olsen Energy ASA	3,455
130,513	e	Freehold Royalty Trust	2,748
206,955	*,e	Frontline Ltd	813
139,399		Fugro NV	8,565
177,218	*,e	FX Energy, Inc	592
186,367		Galp Energia SGPS S.A.	3,217
100,834		GasLog Ltd	2,348
261,122	*	Gastar Exploration, Inc	1,428
9,852,879		Gazprom OAO (ADR)	76,008
58,995		Gazpromneft OAO (ADR)	1,218
8,880,000	*,e	Genesis Energy Holdings Ltd	258
361,000	*,e	Geo Energy Resources Ltd	90
41,482	*,e	Geospace Technologies Corp	2,745
417,809	e	Gibson Energy, Inc	10,835
82,046	e	Golar LNG Ltd	3,421
95,171	*,e	Goodrich Petroleum Corp	1,506
95,325		Green Plains Renewable Energy, Inc	2,856
103,186	*	Grupa Lotos S.A.	1,297
201,101		GS Holdings Corp	9,127
118,398		Gujarat Mineral Development Corp Ltd	261
58,597		Gulf Island Fabrication, Inc	1,266
1,014,809	*,e	Gulf Keystone Petroleum Ltd	1,461
100,859		Gulfmark Offshore, Inc	4,533
212,970	*	Gulfport Energy Corp	15,159
884,460	*,e	Halcon Resources Corp	3,830
24,020	e	Hallador Petroleum Co	205
4,159,164		Halliburton Co	244,933
1,924		Hankook Shell Oil Co Ltd	839
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,992		Hargreaves Services plc	$540
402,960	*	Helix Energy Solutions Group, Inc	9,260
126,310		Hellenic Petroleum S.A.	1,264
560,702		Helmerich & Payne, Inc	60,309
595,635	*	Hercules Offshore, Inc	2,734
204,744	*	Heritage Oil Ltd	811
1,455,480		Hess Corp	120,630
190,900	*	Hibiscus Petroleum BHD	110
1,888,000	*,e	Hidili Industry International Development Ltd	220
5,183,000	e	Hilong Holding Ltd	2,854
45,851	*	Hoegh LNG Holdings Ltd	415
377,337		Holly Corp	17,954
1,549,000	e	Honghua Group Ltd	383
1,241,663	*,e	Horizon Oil Ltd	357
136,892	*	Hornbeck Offshore Services, Inc	5,723
242,659		Hunting plc	3,491
1,153,865	e	Husky Energy, Inc	34,611
86,200		Idemitsu Kosan Co Ltd	1,773
418,019	e	Imperial Oil Ltd	19,466
2,962,846		Inner Mongolia Yitai Coal Co	3,573
1,904,700		Inpex Holdings, Inc	24,733
294,160	e	Inter Pipeline Ltd	7,767
105,046	*,e	Iofina plc	89
801,421	*	ION Geophysical Corp	3,374
149,020	*	Ipek Matbacilik Sanayi Ve Ticaret AS	169
18,559,600		IRPC PCL (Foreign)	1,971
3,133	*,e	Isramco, Inc	415
364,700	*	Ithaca Energy, Inc	907
144,453		Itochu Enex Co Ltd	831
6,100	e	Japan Drilling Co Ltd	261
3,544		Japan Petroleum Exploration Co	118
824,568		John Wood Group plc	10,556
45,052	*	Jones Energy, Inc (Class A)	682
1,292,491		JX Holdings, Inc	6,231
278,350	*	Karoon Gas Australia Ltd	661
243,655	*	Kelt Exploration Ltd	2,832
588,490	*	Key Energy Services, Inc	5,438
353,371	e	Keyera Facilities Income Fund	22,404
384	*	Kinder Morgan Management LLC	28
1,367,293		Kinder Morgan, Inc	44,423
168,256	*,e	KiOR, Inc (Class A)	96
103,575		Knightsbridge Tankers Ltd	1,403
1,722,637	*	KNM Group BHD	410
2,126,564	*	Kodiak Oil & Gas Corp	25,816
54,173	e	Koninklijke Vopak NV	3,024
216,792	*	Kosmos Energy LLC	2,385
1,226,000	*,e	KrisEnergy Ltd	727
195,625	e	Kumba Resources Ltd	2,599
527,368		Kvaerner ASA	1,126
125,526	*,e,m	L&L Energy, Inc	105
389,760	*,e	Laredo Petroleum Holdings, Inc	10,079
180,800	*	Legacy Oil & Gas, Inc	1,189
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
251,207	e	Lightstream Resources Ltd	$1,277
58,600	e	Longview Oil Corp	291
74,939		Lubelski Wegiel Bogdanka S.A.	3,108
923,129	e	LUKOIL (ADR)	51,343
27,156	*	Lundin Petroleum AB	559
202,693		Magellan Midstream Partners LP	14,136
621,871	*,e	Magnum Hunter Resources Corp	5,286
3,054,138		Marathon Oil Corp	108,483
1,642,562		Marathon Petroleum Corp	142,969
254,291	*	Maridive & Oil Services SAE	267
982,964	*	Matador Resources Co	24,073
192,832	*	Matrix Service Co	6,514
105,932	e	Maurel & Prom Nigeria	693
152,731	*,e	Maverick Drilling & Exploration Ltd	46
431,398	*,e	McDermott International, Inc	3,374
80,494	*	MEG Energy Corp	2,720
121,397	*,e	Midstates Petroleum Co, Inc	651
3,850,000	e	MIE Holdings Corp	725
112,163	*,e	Miller Petroleum, Inc	660
52,585	*	Mitcham Industries, Inc	733
28,500		Modec, Inc	721
58,106		MOL Hungarian Oil and Gas plc	3,270
4,993,117	*	Mongolia Energy Co ltd	139
41,423		Motor Oil Hellas Corinth Refineries S.A.	542
225,667	e	Mullen Group Ltd	5,665
834,510		Murphy Oil Corp	52,457
2,449,503		Nabors Industries Ltd	60,380
48,350	*	Naphtha Israel Petroleum Corp Ltd	361
1,314,564		National Oilwell Varco, Inc	102,365
53,204	*	Natural Gas Services Group, Inc	1,604
335,707	e	Neste Oil Oyj	6,845
1,474,366		New Zealand Oil & Gas Ltd	979
299,943	*	Newfield Exploration Co	9,406
2,808,000	e	Newocean Energy Holdings Ltd	2,179
370,285	*	Newpark Resources, Inc	4,240
77,600	*,e	Niko Resources Ltd	151
266,000		Nippon Coke & Engineering Co Ltd	319
90,879		Noble Corp plc	2,975
1,526,515		Noble Energy, Inc	108,444
267,141	e	Nordic American Tanker Shipping	2,629
134,286		North Atlantic Drilling Ltd	1,187
248,837	*,e	Northern Oil And Gas, Inc	3,638
203,998		NovaTek OAO (GDR)	22,475
53,871	*,e	Nuverra Environmental Solutions, Inc	1,093
140,779	*	NuVista Energy Ltd	1,220
213,582	*	Oasis Petroleum, Inc	8,913
3,302,688		Occidental Petroleum Corp	314,713
47,514		Ocean Yield ASA	291
341,870		Oceaneering International, Inc	24,567
318,027		Oil India Ltd	2,578
1,511,614	*	Oil Refineries Ltd	418
1,834,118		Oil Search Ltd	14,397
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
111,995	*	Oil States International, Inc	$11,043
388,888		OMV AG.	17,652
1,329,165		Oneok, Inc	78,753
945,134	*	Ophir Energy plc	3,787
1,181,085		Origin Energy Ltd	15,687
1,903,000	*,e	Pacific Radiance Ltd	1,599
498,251		Pacific Rubiales Energy Corp (Toronto)	8,973
995,999	*,e	Paladin Resources Ltd	431
23,404		Panhandle Oil and Gas, Inc (Class A)	1,021
73,589	*	Paramount Resources Ltd (Class A)	3,175
137,100	*	Parex Resources, Inc	1,178
444,220	*	Parker Drilling Co	3,150
204,286	e	Parkland Income Fund	3,947
145,326	e	Pason Systems, Inc	3,676
925,004		Patterson-UTI Energy, Inc	29,304
5,276		Paz Oil Co Ltd	797
244,434	e	PBF Energy, Inc	6,306
137,826	*	PDC Energy, Inc	8,581
246,670		Peabody Energy Corp	4,031
681,339	e	Pembina Pipeline Income Fund	25,873
488,499	e	Pengrowth Energy Trust	2,956
215,359	*,e	Penn Virginia Corp	3,767
353,949	e	Penn West Energy Trust	2,958
376,880	*	Perdana Petroleum BHD	220
592,200	*	Perisai Petroleum Teknologi BHD	280
41,975		Petrofac Ltd	1,006
4,444,476		Petroleo Brasileiro S.A.	29,303
390,800	e	Petroleo Brasileiro S.A. (ADR)	5,139
7,074,582		Petroleo Brasileiro S.A. (Preference)	49,201
265,125	e	Petroleum Geo-Services ASA	3,226
747,518		Petronas Dagangan BHD	7,033
170,619	*	Petroquest Energy, Inc	973
1,516,154	e	Peyto Energy Trust	51,732
50,000	*,m	Peyto Exploration & Development Corp	1,706
48,236	*	PHI, Inc	2,134
132,300	*	Philex Petroleum Corp	24
2,866,925		Phillips 66	220,925
265,717	*	Pioneer Energy Services Corp	3,441
680,068		Pioneer Natural Resources Co	127,268
163,345		Plains GP Holdings LP	4,570
1,391,876	*,e	Polarcus Ltd	1,081
2,472,444		Polish Oil & Gas Co	3,632
385,299		Polski Koncern Naftowy Orlen S.A.	5,510
100,100	*,m	Poseidon Concepts Corp	1
280,700		Precision Drilling Trust	3,362
656,098		Premier Oil plc	3,229
286,541		ProSafe ASA	2,291
13,068,000	*	PT Benakat Petroleum Energy	135
17,070,000	*	PT Bumi Resources Minerals Tbk	357
588,200		PT Bumi Resources Tbk	14
73,392,000	*	PT Energi Mega Persada Tbk	645
595,000	*	PT Golden Eagle Energy Tbk	316
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,810,500		PT Harum Energy Indonesia Tbk	$351
2,943,000		PT Indika Energy Tbk	153
525,400		PT Indo Tambangraya Megah	1,133
1,520,000		PT Medco Energi Internasional Tbk	366
401,000		PT Resource Alam Indonesia Tbk	62
19,026,500	*	PT Sugih Energy Tbk	749
1,563,634		PT Tambang Batubara Bukit Asam Tbk	1,291
3,450,630		PTT Exploration & Production PCL (Foreign)	16,706
1,328,850		PTT PCL (Foreign)	12,084
256,200		QGEP Participacoes S.A.	917
432,666		Questar Market Resources, Inc	12,738
477,537	*,e	Quicksilver Resources, Inc	1,256
192,100	*	Raging River Exploration, Inc	1,547
878,228		Range Resources Corp	72,867
308,610	*,e	Red Fork Energy Ltd	30
1,142,564		Refineria La Pampilla S.A. Relapasa	98
2,538,388		Reliance Industries Ltd	39,641
221,538	*,e	Renewable Energy Group, Inc	2,654
1,701,531		Repsol YPF S.A.	43,456
256,344	*,e	Resolute Energy Corp	1,846
138,823	*	Rex Energy Corp	2,597
297,000	*	Rex International Holding Ltd	142
28,817	*	Rex Stores Corp	1,644
30,161	*	Rice Energy, Inc	796
37,215	*	RigNet, Inc	2,003
118,200	*	RMP Energy Inc	800
1,431,309	*	Roc Oil Co Ltd	619
355,101	*,e	Rockhopper Exploration plc	589
228,737	*	Rosetta Resources, Inc	10,655
1,482,815	e	Rosneft Oil Co (GDR)	9,888
529,143	*	Rowan Cos plc	17,822
6,886,529		Royal Dutch Shell plc (A Shares)	251,618
3,839,716		Royal Dutch Shell plc (B Shares)	149,904
691,306	e	RPC, Inc	14,116
414,645	*	RSP Permian, Inc	11,979
32,183		Saipem S.p.A.	786
333,027	*	Salamander Energy plc	564
153,000		San-Ai Oil Co Ltd	937
141,115	*,e	Sanchez Energy Corp	4,181
912,944	*,e	SandRidge Energy, Inc	5,605
419,899		Santos Ltd	5,264
5,010,300	*	Sapurakencana Petroleum BHD	6,920
325,925	*	Saras S.p.A.	569
1,168,294		Sasol Ltd	65,338
212,138	e	Savanna Energy Services Corp	1,485
230,664	*	SBM Offshore NV	4,197
5,550,875		Schlumberger Ltd	541,210
24,100	e	Schoeller-Bleckmann Oilfield Equipment AG.	2,819
569,500	*	Scomi Group BHD	76
700,473		Scorpio Tankers, Inc	6,984
114,318		SEACOR Holdings, Inc	9,879
748,977	e	Seadrill Ltd	26,334
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
175,045	e	Seadrill Ltd (Oslo Exchange)	$6,163
126,500	e	Secure Energy Services, Inc	2,173
149,092		SemGroup Corp	9,792
12,670,060	*,e	Senex Energy Ltd	8,865
50	*,m	Serval Integrated Energy Services	0	^
352,100	*,e	Sevan Drilling AS.	211
219,200		Shandong Molong Petroleum Machinery Co Ltd	57
72,053		ShawCor Ltd	3,005
96,900		Shinko Plantech Co Ltd	750
209,707	e	Ship Finance International Ltd	3,768
440,254		Showa Shell Sekiyu KK	3,931
828,800		Siamgas & Petrochemicals PCL(Foreign)	504
61,000		Sinanen Co Ltd	233
8,240,000	*,e	Sino Union Energy Investment Group Ltd	426
1,220,000	e	Sinopec Kantons Holdings Ltd	1,212
72,717		SK Energy Co Ltd	8,365
7,504		SK Gas Co Ltd	569
63,462	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR)	635
441,382		Soco International plc	2,917
64,051		S-Oil Corp	3,717
148,942	*,e	Solazyme, Inc	1,729
371,295	*	Songa Offshore SE	173
446,700	*	Southern Pacific Resource Corp	133
1,518,741	*	Southwestern Energy Co	69,877
3,812,615		Spectra Energy Corp	140,838
109,222		Sprott Resource Corp	246
816,000	e	SPT Energy Group, Inc	403
159,028	e	Spyglass Resources Corp	262
199,990		St. Mary Land & Exploration Co	14,257
1,587,832		Statoil ASA	44,800
194,301	*	Stone Energy Corp	8,155
2,362,681		Suncor Energy, Inc	82,518
247,978		Suncor Energy, Inc (NY)	8,669
373,194	*	Sundance Energy Australia Ltd	333
463,288		Superior Energy Services	14,251
178,200	e	Surge Energy, Inc	990
1,891,108		Surgutneftegaz (ADR)	13,959
316,700		Surgutneftegaz (ADR) (London)	2,306
635,000	e	Swiber Holdings Ltd	337
165,982	*,e	Swift Energy Co	1,786
156,663	*	Synergy Resources Corp	1,684
70,300	*,e	TAG Oil Ltd	193
5,567,521		Talisman Energy, Inc	55,564
4,292,031	e	Talisman Energy, Inc (Toronto)	42,784
368,277		Targa Resources Investments, Inc	36,555
399,880	e	Tatneft (GDR)	13,731
76,751		Technip S.A.	7,912
51,591	e	Tecnicas Reunidas S.A.	2,916
70,954		Teekay Corp	3,990
232,547	e	Teekay Tankers Ltd (Class A)	823
607,658		Tenaris S.A.	13,428
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
227,000	*	Termbray Petro-King Oilfield Services Ltd	$88
158,154	*	Tesco Corp	2,926
648,030		Tesoro Corp	32,784
113,404	*	Tethys Oil AB	1,327
301,149	*	Tetra Technologies, Inc	3,855
51,431	e	TGC Industries, Inc	306
293,225	e	TGS Nopec Geophysical Co ASA	9,600
1,377,000		Thai Oil PCL (Foreign)	2,254
94,945	e	Tidewater, Inc	4,616
63,379	e	TMK OAO (GDR)	555
234,335		TonenGeneral Sekiyu KK	2,068
85,500		TORC Oil & Gas Ltd	936
45,006		Total Energy Services, Inc	786
4,181,093	e	Total S.A.	275,218
597,684	*	Tourmaline Oil Corp	28,254
142,000		Toyo Kanetsu K K	362
1,256,728	e	TransCanada Corp	57,124
173,133	*	TransGlobe Energy Corp	1,320
213,327		Transocean Ltd	8,795
40,000	e	Transocean Ltd (NYSE)	1,654
243,795	*,e	Triangle Petroleum Corp	2,009
182,000		Trican Well Service Ltd	2,303
254,146	e	Trilogy Energy Corp	6,232
346,166		Trinidad Drilling Ltd	3,629
1,294,891		Tullow Oil plc	16,182
187,440		Tupras Turkiye Petrol Rafine	3,965
74,343		Turcas Petrolculuk AS	79
742,600	e	Twin Butte Energy Ltd	1,518
872,771	*,e	Ultra Petroleum Corp	23,469
575,600		Ultrapar Participacoes S.A.	13,930
160,604	*	Unit Corp	10,500
264,324	*,e	Uranium Energy Corp	349
487,023	*,e	Ur-Energy, Inc	755
328,387	*	Vaalco Energy, Inc	2,808
2,756,573		Valero Energy Corp	146,374
751,777	*,e	Vantage Drilling Co	1,286
426,000	e	Veresen, Inc	6,428
252,115	e	Vermilion Energy Trust	15,747
134,557	e	W&T Offshore, Inc	2,329
5,016,515		Wah Seong Corp BHD	2,932
283,136	*	Warren Resources, Inc	1,359
1,724,670	*	Weatherford International Ltd	29,940
68,800	e	Western Energy Services Corp	622
352,382	e	Western Refining, Inc	13,602
105,574	e	Westfire Energy Ltd	506
44,529	*,e	Westmoreland Coal Co	1,326
208,600	e	Whitecap Resources, Inc	2,328
850,318	e	Whitehaven Coal Ltd	1,309
424,749	*	Whiting Petroleum Corp	29,473
147,200	*	Willbros Group, Inc	1,858
3,544,341		Williams Cos, Inc	143,829
1,398,000	m	Wison Engineering Services Co Ltd	178
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
978,400		Woodside Petroleum Ltd	$35,427
139,419		World Fuel Services Corp	6,148
72,424		WorleyParsons Ltd	1,020
372,892	*	WPX Energy, Inc	6,723
295,238	*,e	Xcite Energy Ltd	297
3,174,900	e	Yanzhou Coal Mining Co Ltd	2,395
555,801		Z Energy Ltd	1,880
146,361	*,e	ZaZa Energy Corp	110
		TOTAL ENERGY	11,140,611

FOOD & STAPLES RETAILING - 1.5%
166,902		Aeon Co Ltd	1,879
14,200		Ain Pharmaciez Inc	657
398,522		Alimentation Couche Tard, Inc	32,231
370,240		Almacenes Exito S.A.	5,573
151,094		Andersons, Inc	8,951
66,679		Arcs Co Ltd	1,303
45,287	e	Axfood AB	2,505
377,631		BIM Birlesik Magazalar AS	8,506
39,862		Bizim Toptan Satis Magazalari AS	382
2,488,343		Booker Group plc	6,854
306,928		Brazil Pharma S.A.	521
733,983		Carrefour S.A.	28,394
124,197		Casey’s General Stores, Inc	8,394
14,058		Casino Guichard Perrachon S.A.	1,671
14,800		Cawachi Ltd	281
1,328,403		Centros Comerciales Sudamericanos S.A.	4,397
51,232	*,e	Chefs’ Warehouse Holdings, Inc	1,096
1,450,800		China Resources Enterprise	4,102
396,006		Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,409
7,493		CJ Freshway Corp	199
355,451	e	Clicks Group Ltd	2,213
20,860		Cocokara Fine Holdings, Inc	603
42,356		Colruyt S.A.	2,335
1,046,200	e	Controladora Comercial Mexicana S.A. de C.V.	4,349
1,661,400	*	Cosco Capital, Inc	353
10,500		Cosmos Pharmaceutical Corp	1,226
1,144,276		Costco Wholesale Corp	127,793
5,345,800		CP Seven Eleven PCL (Foreign)	7,177
11,100		Create SD Holdings Co Ltd	375
4,468,766		CVS Corp	334,532
5,900		Daikokutenbussaan Co Ltd	162
534,883	e	Delhaize Group	39,117
139,324		Distribuidora Internacional de Alimentacion S.A.	1,274
39,926		Dongsuh Co, Inc	594
56,849		E-Mart Co Ltd	13,053
56,158		Empire Co Ltd	3,438
172,114		Eurocash S.A.	2,275
58,231	*,e	Fairway Group Holdings Corp	445
82,581		FamilyMart Co Ltd	3,632
56,418	*,e	Fresh Market, Inc	1,896
55,131		George Weston Ltd	4,106
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
117,776		Greggs plc	$993
10,330		Growell Holdings Co Ltd	583
350,200	e	Grupo Comercial Chedraui S.a. DE C.V.	1,025
106,839	*	Hakon Invest AB	3,879
88,400		Heiwado Co Ltd	1,242
3,032		Indiabulls Wholesale Service	1
42,536		Ingles Markets, Inc (Class A)	1,013
8,800		Itochu-Shokuhin Co Ltd	301
72,741		Izumiya Co Ltd	366
4,290,680	e	J Sainsbury plc	22,627
211,561		Jean Coutu Group PJC, Inc	4,181
575,412	e	Jeronimo Martins SGPS S.A.	9,656
98,600		Kasumi Co Ltd	667
25,900		Kato Sangyo Co Ltd	551
170,624	e	Kesko Oyj (B Shares)	7,440
2,291,091		Koninklijke Ahold NV	46,019
2,083,240		Kroger Co	90,933
3,300		Kusuri No Aoki Co Ltd	213
83,119		Lawson, Inc	5,881
334,705	*,e	Lenta Ltd (ADR)	3,247
1,414,000	e	Lianhua Supermarket Holdings Co Ltd	806
28,100	e	Liquor Stores Income Fund	312
147,007	e	Loblaw Cos Ltd	6,237
484,847	e	Magnit OAO (GDR)	26,549
86,339	e	Majestic Wine plc	603
335,700	*	Marfrig Alimentos S.A.	649
37,770		MARR S.p.A.	741
77,233		Maruetsu, Inc	276
123,234	e	Massmart Holdings Ltd	1,606
97,300		Matsumotokiyoshi Holdings Co Ltd	3,105
1,495,902	e	Metcash Ltd	3,635
274,307		Metro AG.	11,189
226,083	e	Metro, Inc	13,273
47,200		Ministop Co Ltd	763
27,565	*,e	Natural Grocers by Vitamin C	1,203
69,571	e	North West Co Fund	1,543
19,000		Okuwa Co Ltd	170
774,810	e	Olam International Ltd	1,372
135,862	*	Pantry, Inc	2,084
442,251		Pick’n Pay Holdings Ltd	943
260,894	e	Pick’n Pay Stores Ltd	1,278
1,268,420		President Chain Store Corp	8,949
60,766		Pricesmart, Inc	6,133
244,972		Raia Drogasil S.A.	2,119
55,106		Rallye S.A.	2,572
8,059		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	467
7,056,709	*	Rite Aid Corp	44,246
3,158,020	*	Robinsons Retail Holdings, Inc	4,789
189,709	e	Roundy’s, Inc	1,305
14,479		Ryoshoku Ltd	328
27,000	e	S Foods, Inc	287
309,515		Safeway, Inc	11,433
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,400		San-A Co Ltd	$513
1,328,619		Seven & I Holdings Co Ltd	50,626
533,000		Sheng Siong Group Ltd	252
186,711		Shoppers Drug Mart Corp	10,274
783,653		Shoprite Holdings Ltd	11,825
101,941		Shufersal Ltd	408
3,598,326		Sonae SPGS S.A.	6,756
418,317		Spar Group Ltd	4,825
142,278	e	Spartan Stores, Inc	3,302
463,898	*,e	Sprouts Farmers Market, Inc	16,714
46,700		Sugi Pharmacy Co Ltd	2,076
3,168,900	e	Sun Art Retail Group Ltd	3,983
57,100		Sundrug Co Ltd	2,610
666,770	*,e	Supervalu, Inc	4,561
55,520	*,e	Susser Holdings Corp	3,468
1,163,362		Sysco Corp	42,032
474,000	*	Taiwan TEA Corp	387
7,589,265		Tesco plc	37,431
19,688		Tsuruha Holdings, Inc	1,940
206,986	*	United Natural Foods, Inc	14,679
524,300		UNY Co Ltd	3,115
43,800		Valor Co Ltd	551
28,290		Village Super Market (Class A)	747
2,821,089		Walgreen Co	186,277
6,294,021	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	14,935
3,521,251		Wal-Mart Stores, Inc	269,129
45,910		Weis Markets, Inc	2,261
908,734		Wesfarmers Ltd	34,819
1,291,074		Whole Foods Market, Inc	65,470
4,061,918		WM Morrison Supermarkets plc	14,443
978,218		Woolworths Ltd	32,440
1,166,799	*	Wumart Stores, Inc	1,142
17,700		Yaoko Co Ltd	841
94,000		Yokohama Reito Co Ltd	782
		TOTAL FOOD & STAPLES RETAILING	1,893,650

FOOD, BEVERAGE & TOBACCO - 4.5%
31,253		AarhusKarlshamn AB	2,052
562,862	*	AGV Products Corp	185
101,260		Ajinomoto Co, Inc	1,449
9,603	e	Alico, Inc	362
452,262		Alicorp S.A.	1,287
45,216		Alliance Grain Traders, Inc	718
326,486	*	Alliance One International, Inc	953
9,605,173		Altria Group, Inc	359,522
9,322,680		AMBEV S.A.	69,643
28,907		Amsterdam Commodities NV	710
423,292		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,711
95,017		Anheuser-Busch InBev NV (ADR)	10,005
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
321,700		Anhui Gujing Distillery Co Ltd	689
44,753	*,e	Annie’s, Inc	1,799
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,655	*	AquaChile S.A.	$49
2,367,707		Archer Daniels Midland Co	102,735
20,300		Ariake Japan Co Ltd	471
58,922		Aryzta AG.	5,210
473,061		Asahi Breweries Ltd	13,263
1,040,624	e	Asian Citrus Holdings Ltd	222
413,076		Associated British Foods plc	19,168
91,133	e	Astral Foods Ltd	745
23,481		Atria Group plc	266
771,000	*,m	Ausnutria Dairy Corp Ltd	1
227,435		Austevoll Seafood ASA	1,347
530,164	*	Australian Agricultural Co Ltd	615
589,264		AVI Ltd	3,163
167,564		B&G Foods, Inc (Class A)	5,045
50,070		Bakkafrost P	827
213,659		Balrampur Chini Mills Ltd	200
2,160		Barry Callebaut AG.	2,913
298,781		Beam, Inc	24,888
28,181	*	Belvedere S.A.	352
7,807		Binggrae Co Ltd	676
338,500	e	Biostime Internatonal Holdings Ltd	2,326
212,945	*,e	Black Earth Farming Ltd	189
26,315	e	Bonduelle S.C.A.	779
26,355	*,e	Boston Beer Co, Inc (Class A)	6,450
187,977	*	Boulder Brands, Inc	3,312
36,569		Britannia Industries Ltd	517
262,500		British American Tobacco Malaysia BHD	4,752
2,808,879		British American Tobacco plc	156,695
3,761,879		Britvic plc	46,565
563,162		Brown-Forman Corp (Class B)	50,510
679,000	e	Bumitama Agri Ltd	561
704,070		Bunge Ltd	55,981
430,192		C&C Group plc	2,803
38,859		Calavo Growers, Inc	1,383
144,700		Calbee, Inc	3,410
47,698		Cal-Maine Foods, Inc	2,994
530,783	e	Campbell Soup Co	23,822
15,092		Carlsberg AS (Class B)	1,500
160,000		Carlsberg Brewery-Malay BHD	638
68,465		Casa Grande S.A.	150
48,154		Cermaq ASA	535
592,000	e	Changshouhua Food Co Ltd	642
3,100,200		Charoen Pokphand Foods PCL	2,683
4,346,110		China Agri-Industries Holdings Ltd	1,699
967,500	*	China Huiyuan Juice Group Ltd	704
2,439,900		China Mengniu Dairy Co Ltd	12,245
10,059,000	*,e	China Modern Dairy Holdings	4,330
7,365,000		China Starch Holdings Ltd	190
1,762,000	*,e	China Yurun Food Group Ltd	910
174,959	*	Chiquita Brands International, Inc	2,178
278,602		Cia Cervecerias Unidas S.A.	3,126
9,425		CJ CheilJedang Corp	2,547
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,016		Clover Industries Ltd	$123
286,931		Coca-Cola Amatil Ltd	2,940
26,564		Coca-Cola Bottling Co Consolidated	2,257
58,098		Coca-Cola Central Japan Co Ltd	1,461
11,703,937		Coca-Cola Co	452,474
64,505		Coca-Cola Embonor S.A.	116
1,472,961		Coca-Cola Enterprises, Inc	70,349
502,787		Coca-Cola Femsa S.A. de C.V.	5,291
280,252		Coca-Cola HBC AG.	6,987
182,874		Coca-Cola Icecek AS	4,400
62,327	e	Coca-Cola West Japan Co Ltd	1,089
10,295,700	*,e	Cofco International Ltd	3,708
1,334,198		ConAgra Foods, Inc	41,400
1,274,480	*	Constellation Brands, Inc (Class A)	108,293
88,676		Corbion NV	2,094
156,242		Cott Corp	1,326
33,232	*	Craft Brewers Alliance, Inc	507
1,787		Crown Confectionery Co Ltd	556
3,160		Dae Han Flour Mills Co Ltd	429
56,460		Daesang Corp	2,171
162,676		Dairy Crest Group plc	1,313
696,180	*	Darling International, Inc	13,938
343,174		Davide Campari-Milano S.p.A.	2,812
493,174		Dean Foods Co	7,624
193,346		Devro plc	761
1,644,315		Diageo plc	51,071
85,616	*,e	Diamond Foods, Inc	2,991
4,710		Dongwon F&B Co Ltd	814
3,650		Dongwon Industries Co Ltd	1,113
496,566		Dr Pepper Snapple Group, Inc	27,043
10,000		Dutch Lady Milk Industries BHD	145
12,700		Dydo Drinco, Inc	529
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
7,000	*	East Asiatic Co Ltd AS	114
249,503	*,e	Ebro Puleva S.A.	5,773
253,099		Embotelladora Andina S.A.	916
371,658	e	Embotelladoras Arca SAB de C.V.	2,220
4,745		Emmi AG.	1,709
5,622,100	*	Emperador, Inc	1,464
6,408,492		Empresas Iansa S.A.	233
138,464		Ezaki Glico Co Ltd	1,836
22,044	*	Farmer Bros Co	434
2,302,000		Felda Global Ventures Holdings BHD	3,278
2,785,500		First Resources Ltd	5,188
451,437		Flowers Foods, Inc	9,683
3,855,433		Fomento Economico Mexicano S.A. de C.V.	35,913
483,000	e	Fraser and Neave Ltd	1,212
143,096		Fresh Del Monte Produce, Inc	3,945
77,773		Fuji Oil Co Ltd	996
33,832		Fujicco Co Ltd	408
150,000	e	Fujiya Co Ltd	282
1,970,808		General Mills, Inc	102,127
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
259,520		Genting Plantations BHD	$858
1,941,500		GFPT PCL (Foreign)	867
171,185		Glanbia plc	2,627
9,251		GlaxoSmithKline Consumer Healthcare Ltd	666
2,566,000	*,e	Global Bio-Chem Technology Group Co Ltd	106
3,608,000		GMG Global Ltd	273
12,530,354		Golden Agri-Resources Ltd	5,733
2,338,475		Goodman Fielder Ltd	1,339
220,946		GrainCorp Ltd-A	1,727
890,517		Great Wall Enterprise Co	881
1,379,823		Greencore Group plc	6,342
8,711		Griffin Land & Nurseries, Inc (Class A)	263
1,223,787		Groupe Danone	86,457
1,930,228		Grupo Bimbo S.A. de C.V. (Series A)	5,210
362,000		Grupo Herdez SAB de C.V.	1,075
90,000		Grupo Lala SAB de C.V.	187
1,022,000		Guangdong Land Holdings Ltd	236
330,526	*	Hain Celestial Group, Inc	30,233
118,175	*	Harim & Co Ltd	690
15,161		Heineken Holding NV	979
47,917		Heineken NV	3,334
1,261,748		Hershey Co	131,726
618,250		Hey Song Corp	669
927,772		Hillshire Brands Co	34,569
16,320		Hite Holdings Co Ltd	220
72,333		HKScan Oyj	432
24,200		Hokuto Corp	504
486,538		Hormel Foods Corp	23,972
73,952	e	House Foods Corp	1,228
327,371		Illovo Sugar Ltd	871
1,011,378		Imperial Tobacco Group plc	40,898
496,624		InBev NV	52,302
785,978		Indofood Agri Resources Ltd	610
1,203,100		Indofood CBP Sukses Makmur Tbk	1,073
307,493		Ingredion, Inc	20,934
70,285	*	Inventure Foods, Inc	983
3,365,976		IOI Corp BHD	4,945
3,076,951		ITC Ltd	18,200
62,700	e	Ito En Ltd	1,402
383,000	e	Itoham Foods, Inc	1,745
75,981		J&J Snack Foods Corp	7,292
213,016		J.M. Smucker Co	20,714
1,759,130		Japan Tobacco, Inc	55,215
2,774,921		JBS S.A.	9,490
54,720		Jinro Ltd	1,210
32,308		John B. Sanfilippo & Son, Inc	744
148,000	e	J-Oil Mills, Inc	395
708,125		Juhayna Food Industries	1,316
87,573	e	Kagome Co Ltd	1,484
12,200		Kameda Seika Co Ltd	362
577,781		Kellogg Co	36,233
55,871	*	Kernel Holding S.A.	540
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
655,024		Kerry Group plc (Class A)	$50,002
927,045	e	Keurig Green Mountain, Inc	97,887
20,200	e	KEY Coffee, Inc	311
1,972,000		Khon Kaen Sugar Industry PCL (Foreign)	852
42,671		Kikkoman Corp	806
1,194,865		Kirin Brewery Co Ltd	16,536
94,664		Koninklijke Wessanen NV	538
2,823,300		Kraft Foods Group, Inc	158,387
234,180		KT&G Corp	17,638
511,173		Kuala Lumpur Kepong BHD	3,791
2,685		KWS Saat AG.	973
700,000	e,m	Labixiaoxin Snacks Group Ltd	135
56,837		Lancaster Colony Corp	5,651
178,293		Lance, Inc	5,026
50,019		Leroy Seafood Group ASA	1,623
342,987		Lien Hwa Industrial Corp	220
15,883	e	Lifeway Foods, Inc	233
32,140	e	Limoneira Co	729
1,605		Lindt & Spruengli AG.	7,956
43		Lindt & Spruengli AG. (Registered)	2,532
982,400		Lorillard, Inc	53,128
916		Lotte Chilsung Beverage Co Ltd	1,284
706		Lotte Confectionery Co Ltd	1,209
2,073		Lotte Samkang Co Ltd	1,541
62,400		M Dias Branco S.A.	2,514
7,627		Maeil Dairy Industry Co Ltd	315
285,000		Malayan Flour Mills BHD	135
117,269	e	Maple Leaf Foods, Inc	1,868
135,000		Marudai Food Co Ltd	400
512,000	m	Maruha Nichiro Holdings, Inc	854
353,110	*	Masan Group Corp	1,625
293,290		McCormick & Co, Inc	21,041
75,219		McLeod Russel India Ltd	386
797,600		Mead Johnson Nutrition Co	66,312
61,900	e	Megmilk Snow Brand Co Ltd	807
80,920		MEIJI Holdings Co Ltd	5,101
251,600	*	Minerva S.A.	1,120
111,000		Mitsui Sugar Co Ltd	423
272,711		Molson Coors Brewing Co (Class B)	16,052
5,004,621		Mondelez International, Inc	172,910
1,688,165	*	Monster Beverage Corp	117,243
517,302		Morinaga & Co Ltd	1,134
574,000	e	Morinaga Milk Industry Co Ltd	1,845
17,533		Muhak Co Ltd	387
1,728,489	*	Multiexport Foods S.A.	375
426,000		Namchow Chemical Industrial Ltd	881
1,019		Namyang Dairy Products Co Ltd	830
35,929		National Beverage Corp	701
5,664		Naturex	501
21,197		Nestle India Ltd	1,785
3,292,827		Nestle S.A.	247,850
582,000		Nichirei Corp	2,456
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
291,000		Nippon Beet Sugar Manufacturing Co Ltd	$564
366,000		Nippon Flour Mills Co Ltd	2,004
370,705		Nippon Meat Packers, Inc	5,518
314,766		Nippon Suisan Kaisha Ltd	661
422,000	e	Nisshin Oillio Group Ltd	1,374
56,100	e	Nisshin Seifun Group, Inc	616
15,795		Nissin Food Products Co Ltd	713
3,995		Nong Shim Co Ltd	1,122
3,126		Nong Shim Holdings Co Ltd	302
8,225		Nong Woo Bio Co Ltd	197
84,879		Nutreco NV	3,772
363,625		Oldtown BHD	221
109,902	*	Omega Protein Corp	1,327
4,330		Orion Corp	3,339
92,780		Orkla ASA	791
45,304		Osem Investments Ltd	1,065
3,359		Ottogi Corp	1,181
814,714		PAN Fish ASA	9,213
6,409,021		PepsiCo, Inc	535,153
1,247,000		Pepsi-Cola Products Philippine	136
803,871		Perdigao S.A.	16,049
49,949		Pernod-Ricard S.A.	5,813
72,987	*,m	Pescanova S.A.	1
877,000	e	Petra Foods Ltd	2,573
1,400		Philip Morris CR	800
5,837,989		Philip Morris International, Inc	477,956
767,548	*	Pilgrim’s Pride Corp	16,057
47,539		Pinar SUT Mamulleri Sanayii AS	393
66,680		Pinnacle Foods, Inc	1,991
125,607	*	Post Holdings, Inc	6,923
814,920		PPB Group BHD	4,155
234,186	*,e	Premier Foods plc	261
34,900		Premium Brands Holdings Corp	662
180,000		Prima Meat Packers Ltd	376
1,351,524		PT Astra Agro Lestari Tbk	3,105
5,712,200	*,m	PT Austindo Nusantara Jaya	815
2,761,000		PT Bisi International	162
3,839,500		PT BW Plantation Tbk	447
7,838,000		PT Charoen Pokphand Indonesia Tbk	2,777
518,200		PT Gudang Garam Tbk	2,268
10,101,200		PT Indofood Sukses Makmur Tbk	6,536
9,196,500		PT Japfa Comfeed Indonesia Tbk	1,148
1,050,000		PT Malindo Feedmill Tbk	305
6,202,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,214
10,448,500		PT Salim Ivomas Pratama Tbk	846
1,512,500		PT Sampoerna Agro Tbk	285
239,600		Q.P. Corp	3,298
135,000		QAF Ltd	92
1,279,050		QL Resources BHD	1,270
19,517		Radico Khaitan Ltd	48
414,456		Remy Cointreau S.A.	33,245
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,274,844		Reynolds American, Inc	$68,102
276,500		Rimbunan Sawit BHD	69
11,139		Royal UNIBREW AS	1,854
2,629,093		SABMiller plc	131,461
73,896		SABMiller plc (Johannesburg)	3,690
32,655		Sakata Seed Corp	449
2,750		Samyang Corp	113
7,031		Samyang Holdings Corp	472
79,460		San Miguel Pure Foods Co Inc	471
115,822		Sanderson Farms, Inc	9,091
123,500		Sao Martinho S.A.	1,687
2,109,000		Sapporo Holdings Ltd	8,284
172,530		Saputo, Inc	8,691
29,013		Schouw & Co	1,420
1,172		Seaboard Corp	3,072
32,633	*	Seneca Foods Corp	1,027
612,700	*	Shanghai Dajiang Group	227
1,280,000	e	Shenguan Holdings Group Ltd	531
99,000		Showa Sangyo Co Ltd	323
1,216,268		Shree Renuka Sugars Ltd	439
21,700		Silla Co Ltd	578
97,400		SLC Agricola S.A.	755
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	104
446,264	*	SOS Cuetara S.A.	267
445,355		Souza Cruz S.A.	4,043
329,362		Standard Foods Corp	899
86,646		Strauss Group Ltd	1,567
393,452		Suedzucker AG.	11,221
215,300		Suntory Beverage & Food Ltd	7,418
294,000	e	Super Coffeemix Manufacturing Ltd	815
155,581		Swedish Match AB	5,093
77,994	*	Synlait Milk Ltd	250
55,848	*,e	Synutra International, Inc	374
19,096	*	Taisun Enterprise Co Ltd	9
56,096		Taiyen Biotech Co Ltd	52
192,000		Takara Holdings, Inc	1,462
287,855		Tassal Group Ltd	1,033
156,384	*	TAT Konserve	138
488,928		Tata Tea Ltd	1,231
6,453,081		Tate & Lyle plc	71,872
770,400		TDM BHD	217
164,900		Tereos Internacional S.A.	126
499,680		TH Plantations BHD	308
1,003,200		Thai Union Frozen Products PCL (ADR)	2,129
753,000		Thai Union Frozen Products PCL(Foreign)	1,598
915,200		Thai Vegetable Oil PCL	641
2,165,000	e	Tibet 5100 Water Resources Holdings Ltd	886
2,038,000		Tiga Pilar Sejahtera Food Tbk	372
192,297		Tiger Brands Ltd	4,968
2,374,900		Tingyi Cayman Islands Holding Corp	6,822
178,516		Tongaat Hulett Ltd	1,928
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
62,141	e	Tootsie Roll Industries, Inc	$1,861
83,259		Toyo Suisan Kaisha Ltd	2,782
141,884		Treasury Wine Estates Ltd	466
166,500	*	TreeHouse Foods, Inc	11,986
5,510		TS Corp	155
453,700		Tsingtao Brewery Co Ltd	3,328
50,000		Ttet Union Corp	111
2,147,432		Tyson Foods, Inc (Class A)	94,508
215,454		Ulker Biskuvi Sanayi AS	1,515
2,523,392		Unilever NV	103,799
2,535,840		Unilever plc	108,457
1,424,800	e	Uni-President China Holdings Ltd	1,198
4,896,832		Uni-President Enterprises Corp	8,531
67,974		United Breweries Ltd	939
3,606		United International Enterprises	729
96,379		United Spirits Ltd	4,279
88,715	e	Universal Corp	4,958
3,518,643		Universal Robina	11,165
237,344	*	Vanguarda Agro S.A.	314
151,000		Ve Wong Corp	118
208,903	e	Vector Group Ltd	4,500
10,094		Vilmorin & Cie	1,416
2,151,902		Vina Concha y Toro S.A.	4,434
55,252	e	Viscofan S.A.	2,891
3,158		Vranken - Pommery Monopole	105
10,973,800	e	Want Want China Holdings Ltd	16,418
34,100		Warabeya Nichiyo Co Ltd	645
443,000		Wei Chuan Food Corp	669
702,155	*	WhiteWave Foods Co (Class A)	20,040
3,544,067		Wilmar International Ltd	9,766
69,269		Yakult Honsha Co Ltd	3,477
75,735		Yamazaki Baking Co Ltd	895
324,453		Yantai Changyu Pioneer Wine Co	790
2,303,000		Yashili International	1,041
6,000,000	*	YuanShengTai Dairy Farm Ltd	1,016
		TOTAL FOOD, BEVERAGE & TOBACCO	5,709,516

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
71,831	e	Abaxis, Inc	2,793
6,081,663		Abbott Laboratories	234,205
168,649	*,e	Abiomed, Inc	4,392
203,011	*,e	Acadia Healthcare Co, Inc	9,160
230,490	*,e	Accuray, Inc	2,213
73,070	*	Addus HomeCare Corp	1,684
479,124		Advanced Medical Solutions Group plc	1,002
2,113,407		Aetna, Inc	158,442
237,884	*	AGFA-Gevaert NV	806
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
123,466	e	Air Methods Corp	6,597
257,958		Al Noor Hospitals Group plc	4,619
143,784		Alfresa Holdings Corp	9,376
376,721	*	Align Technology, Inc	19,510
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,813	*	Alliance HealthCare Services, Inc	$966
786,026	*	Allscripts Healthcare Solutions, Inc	14,172
32,950		Almost Family, Inc	761
231,972	*	Alphatec Holdings, Inc	348
121,173	*	Amedisys, Inc	1,804
745,482		AmerisourceBergen Corp	48,896
332,084	*	AMN Healthcare Services, Inc	4,563
101,232		Amplifon S.p.A.	683
178,689	*	Amsurg Corp	8,413
43,449		Analogic Corp	3,568
111,538	*	Angiodynamics, Inc	1,757
97,130	*	Anika Therapeutics, Inc	3,992
196,968		Ansell Ltd	3,365
345,799	*,e	Antares Pharma, Inc	1,210
155,954		Apex Biotechnology Corp	350
82,575		Apollo Hospitals Enterprise Ltd	1,269
575,975		Arseus NV	31,067
167,832	*	Arthrocare Corp	8,088
27,400	e	Asahi Intecc Co Ltd	1,098
127,180	*,e	athenahealth, Inc	20,379
66,077	*	AtriCure, Inc	1,243
5,374		Atrion Corp	1,645
49,966	e	Balda AG.	232
2,635,250		Bangkok Chain Hospital PCL	578
393,900		Bangkok Dusit Medical Services PCL (Foreign)	1,618
487,833		Bard (C.R.), Inc	72,190
1,215,140		Baxter International, Inc	89,410
537,293		Becton Dickinson & Co	62,906
105,507	*,e	Biolase Technology, Inc	254
78,504	*,e	Bio-Reference Labs, Inc	2,173
223,281	*,e	BioScrip, Inc	1,559
1,132,000	e	Biosensors International Group Ltd	842
27,100		BML, Inc	1,019
5,611,378	*	Boston Scientific Corp	75,866
77,240	*	Brookdale Senior Living, Inc	2,588
516,100		Bumrungrad Hospital PCL	1,537
134,053		Cantel Medical Corp	4,520
86,571	*	Capital Senior Living Corp	2,250
1,199,350		Cardinal Health, Inc	83,931
90,567	*	Cardiovascular Systems, Inc	2,879
1,578,258	*	CareFusion Corp	63,478
41,594		Carl Zeiss Meditec AG.	1,169
1,246	*,e	Carmat	151
702	*,e	Castlight Health, Inc	15
844,006	*,e	Catamaran Corp	37,778
265,055	*	Catamaran Corp (Toronto)	11,859
5,802	*	Cegedim S.A.	223
114,134		Celesio AG.	3,901
276,355	*	Centene Corp	17,203
1,117,601	*	Cerner Corp	62,865
208,200	*,e	Cerus Corp	999
65,766	*	CHA Bio & Diostech Co Ltd	797
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
117,333		CHC Healthcare Group	$297
58,071	e	Chemed Corp	5,194
1,600,000	*,e	China Pioneer Pharma Holdings Ltd	845
44,327	*,e	Chindex International, Inc	846
1,141,619		Cigna Corp	95,588
52,503	e	Cochlear Ltd	2,779
268,030		Coloplast AS	21,671
339,533		Community Health Systems, Inc	13,300
35,488	e	Computer Programs & Systems, Inc	2,293
106,639		Conmed Corp	4,633
15,100		Consort Medical plc	236
47,297		Cooper Cos, Inc	6,497
800,000	e	Cordlife Group Ltd	745
65,795	*	Corvel Corp	3,274
2,394,337		Covidien plc	176,367
99,933	*	Cross Country Healthcare, Inc	806
220,845		Cruz Blanca Salud S.A.	185
108,212		CryoLife, Inc	1,078
58,487	*	Cutera, Inc	654
136,531	*	Cyberonics, Inc	8,909
66,535	*	Cynosure, Inc (Class A)	1,949
819,576	*	DaVita, Inc	56,428
204,029		Dentsply International, Inc	9,394
51,962	*,e	Derma Sciences, Inc	659
220,338	*	DexCom, Inc	9,113
50,000		Diagnosticos da America S.A.	334
26,093	e	DiaSorin S.p.A.	1,120
7,351		Draegerwerk AG.	904
6,019		Draegerwerk AG. & Co KGaA	622
259,373	*,e	Edwards Lifesciences Corp	19,238
16,400		Eiken Chemical Co Ltd	284
76,619	e	Elekta AB (B Shares)	1,020
192,986	*	Emeritus Corp	6,067
196,106	*	Endologix, Inc	2,524
71,269		Ensign Group, Inc	3,110
100,831	*	Envision Healthcare Holdings, Inc	3,411
465,678		Essilor International	46,995
34,480	*	Exactech, Inc	778
95,837	*	ExamWorks Group, Inc	3,355
327,000		Excelsior Medical Co Ltd	650
3,198,856	*	Express Scripts Holding Co	240,202
202,831	e	Extendicare, Inc	1,268
739,800		Faber Group BHD	653
1,270,663		Fisher & Paykel Healthcare Corp	4,687
157,433	*	Five Star Quality Care, Inc	765
198,200		Fleury S.A.	1,684
109,104		Fresenius Medical Care AG.	7,634
45,637		Fresenius SE	7,164
10,440	e	Galenica AG.	10,103
106,870	*,e	GenMark Diagnostics, Inc	1,062
141,489	*	Gentiva Health Services, Inc	1,290
39,795		Getinge AB (B Shares)	1,124
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,000		Ginko International Co Ltd	$1,089
185,264	*	Globus Medical, Inc	4,926
257,883		GN Store Nord	6,402
18,033,986	e	Golden Meditech Co Ltd	1,791
93,816	*	Greatbatch, Inc	4,308
46,500		Green Hospital Supply, Inc	1,782
11,928		Guerbet	524
162,804	*	Haemonetics Corp	5,306
122,978	*	Hanger Orthopedic Group, Inc	4,142
674,000		Hartalega Holdings BHD	1,414
1,162,870	*	HCA Holdings, Inc	61,051
171,191	*	Health Net, Inc	5,822
546,017		Healthsouth Corp	19,618
70,922	*	HealthStream, Inc	1,894
116,605	*,e	Healthways, Inc	1,999
50,742	*	HeartWare International, Inc	4,759
278,406	*	Henry Schein, Inc	33,233
168,042		Hill-Rom Holdings, Inc	6,476
273,152	*	HMS Holdings Corp	5,204
14,600		Hogy Medical Co Ltd	748
2,105,782	*	Hologic, Inc	45,274
613,576		Humana, Inc	69,162
57,531	*	ICU Medical, Inc	3,445
134,838	*,e	Idexx Laboratories, Inc	16,369
2,894,400	*	IHH Healthcare BHD	3,413
18,903	*	Infinitt Healthcare Co Ltd	140
1,610	*	Inogen Inc	27
349,900	*	Insulet Corp	16,592
86,127	*	Integra LifeSciences Holdings Corp	3,961
570,000	*	International Healthway Corp Ltd	145
98,719	*	Intuitive Surgical, Inc	43,238
121,321		Invacare Corp	2,314
151,338	*	Inverness Medical Innovations, Inc	5,198
25,315	*	Ion Beam Applications	314
52,760	*	IPC The Hospitalist Co, Inc	2,589
6,075	*	i-SENS Inc	304
237,000		Jeol Ltd	898
213,118		Kindred Healthcare, Inc	4,991
60,921	*	Korian-Medica	2,337
1,205,200		Kossan Rubber Industries	1,573
1,282,473		KPJ Healthcare BHD	1,174
190,620	*	Laboratory Corp of America Holdings	18,721
29,559		Landauer, Inc	1,340
14,992	*,e	LDR Holding Corp	515
32,900	e	Leisureworld Senior Care Corp	362
46,393	*	LHC Group, Inc	1,023
1,305,166		Life Healthcare Group Holdings Pte Ltd	4,769
86,989	*	LifePoint Hospitals, Inc	4,745
102,026	*	Magellan Health Services, Inc	6,055
6,400	e	Mani, Inc	265
151,840	e	Masimo Corp	4,147
1,177,604		McKesson Corp	207,930
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
315,625	*	MedAssets, Inc	$7,799
47,423	*,e	Medical Action Industries, Inc	331
62,000	e	Medical Facilities Corp	1,141
490,636		Mediceo Paltac Holdings Co Ltd	7,513
418,605		Mediclinic International Ltd	2,972
271,552	*	Medidata Solutions, Inc	14,756
29,630	*	Medipost Co Ltd	1,952
3,200,730		Medtronic, Inc	196,973
205,084	*	Merge Healthcare, Inc	500
130,422	e	Meridian Bioscience, Inc	2,842
161,985	*	Merit Medical Systems, Inc	2,316
14,600		Message Co Ltd	466
137,091	e	Metlifecare Ltd	484
210,500		Microlife Corp	593
719,000	e	Microport Scientific Corp	497
71,006		Miraca Holdings, Inc	3,111
91,428	*	Molina Healthcare, Inc	3,434
41,230	*	MWI Veterinary Supply, Inc	6,416
21,136		Nagaileben Co Ltd	451
44,880		National Healthcare Corp	2,503
31,288	*	National Research Corp	519
210,266	*	Natus Medical, Inc	5,425
115,690	*	Neogen Corp	5,200
2,597,205		Network Healthcare Holdings Ltd	5,763
49,100		Nichii Gakkan Co	456
63,900		Nihon Kohden Corp	2,545
81,867		Nikkiso Co Ltd	911
422,500	e	Nipro Corp	3,795
221,232		NMC Health plc	1,861
226,057		Nobel Biocare Holding AG.	3,248
201,532	*	NuVasive, Inc	7,741
183,481	*	NxStage Medical, Inc	2,338
309,800		Odontoprev S.A.	1,232
2,229,298	*	Olympus Corp	71,183
452,665		Omnicare, Inc	27,011
158,809	*	Omnicell, Inc	4,545
203,817	*	OraSure Technologies, Inc	1,624
144,018		Oriola-KD Oyj (B Shares)	499
82,520		Orpea	5,460
75,496	*	Orthofix International NV	2,276
15,294	*	Osstem Implant Co Ltd	332
231,711	e	Owens & Minor, Inc	8,117
15,980	*,e	Oxford Immunotec Global plc	321
57,490		Pacific Hospital Supply Co Ltd	153
56,177		Paramount Bed Holdings Co Ltd	1,756
184,013		Patterson Cos, Inc	7,684
449,633	*	Pediatrix Medical Group, Inc	27,868
93,475	m	Pharmaniaga BHD	128
124,252	*	PharMerica Corp	3,477
19,545		Phonak Holding AG.	2,859
47,934	*,e	PhotoMedex, Inc	759
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	328
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
851,849	*	Premier, Inc	$28,068
1,067,427		Primary Health Care Ltd	4,673
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	34
73,504	*	Providence Service Corp	2,079
221,900	*	Qualicorp S.A.	2,244
127,270		Quality Systems, Inc	2,148
285,178	e	Quest Diagnostics, Inc	16,518
86,918	*,e	Quidel Corp	2,373
522,797	e	Raffles Medical Group Ltd	1,334
166,255		Ramsay Health Care Ltd	7,429
305,637	e	Resmed, Inc	13,659
123,271		Rhoen Klinikum AG.	3,948
142,600	*,e	Rockwell Medical Technologies, Inc	1,805
217,889	*	RTI Biologics, Inc	889
830,162	e	Ryman Healthcare Ltd	6,312
10,694		Sartorius AG.	1,462
5,600		Sartorius Stedim Biotech	1,124
425,311		Selcuk Ecza Deposu Ticaret ve Sanayi AS	404
183,311		Select Medical Holdings Corp	2,282
2,081,200	e	Shandong Weigao Group Medical Polymer Co Ltd	2,377
1,007,200		Shanghai Pharmaceuticals Holding Co Ltd	2,291
172,581		Shenzhen Accord Pharmaceutical Co Ltd	867
1,557,496		Sigma Pharmaceuticals Ltd	963
1,177,500	e	Sinopharm Group Co	3,237
117,219	*,e	Sirona Dental Systems, Inc	8,753
118,202	*	Skilled Healthcare Group, Inc (Class A)	623
1,532,556		Smith & Nephew plc	23,276
471,200		So-net M3, Inc	7,727
458,456		Sonic Healthcare Ltd	7,345
342,858	*	Sorin S.p.A.	1,025
168,142	*	Spectranetics Corp	5,096
1,443,193		St. Jude Medical, Inc	94,370
63,000		St. Shine Optical Co Ltd	1,408
115,039	*	Staar Surgical Co	2,163
203,430		STERIS Corp	9,714
6,676		Stratec Biomedical Systems AG.	290
11,579		Straumann Holding AG.	2,465
847,989		Stryker Corp	69,086
6,610		Suheung Capsule Co Ltd	238
433,446	e	Summerset Group Holdings Ltd	1,352
1,339,600		Supermax Corp BHD	1,067
52,399	*	Surgical Care Affiliates, Inc	1,611
78,250	*,e	SurModics, Inc	1,768
77,793		Suzuken Co Ltd	3,009
164,105	*	Symmetry Medical, Inc	1,651
76,417		Synergy Healthcare plc	1,758
63,004		Sysmex Corp	2,009
24,351	*	Tandem Diabetes Care, Inc	538
280,712	*	Team Health Holdings, Inc	12,562
89,091	*,e	TearLab Corp	602
27,007		Teleflex, Inc	2,896
221,750	*	Tenet Healthcare Corp	9,493
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
89,400		Terumo Corp	$1,947
275,190	*	Thoratec Corp	9,855
67,000		Toho Pharmaceutical Co Ltd	1,414
10,100		Tokai Corp (GIFU)	288
625,400		Top Glove Corp BHD	949
99,123	*	Tornier BV	2,103
94,882	*	Triple-S Management Corp (Class B)	1,531
28,400	e	Tsuki Corp	277
290,625	*,e	Unilife Corp	1,183
313,892		United Drug plc	1,837
3,815,847		UnitedHealth Group, Inc	312,861
147,494		Universal American Corp	1,043
768,240		Universal Health Services, Inc (Class B)	63,049
56,898		US Physical Therapy, Inc	1,967
2,686	*,e	USMD Holdings, Inc	34
10,963		Utah Medical Products, Inc	634
8,215		Value Added Technologies Co Lt	107
232,353	*	Varian Medical Systems, Inc	19,515
60,344	*	Vascular Solutions, Inc	1,580
439,885	*	VCA Antech, Inc	14,177
29,960	*,e	Veeva Systems, Inc	800
12,447	*	Veracyte, Inc	213
655,600		Vibhavadi Medical Center PCL	201
94,196	*	Virtus Health Ltd	637
68,100		VITAL KSK Holdings, Inc	514
81,974	*,e	Vocera Communications, Inc	1,339
170,116	*,e	Volcano Corp	3,353
315,982	*	WellCare Health Plans, Inc	20,071
1,164,626		WellPoint, Inc	115,939
297,824	e	West Pharmaceutical Services, Inc	13,119
8,879	*,e	William Demant Holding	759
205,816	*	Wright Medical Group, Inc	6,395
57,044	*,e	Zeltiq Aesthetics, Inc	1,119
723,627		Zimmer Holdings, Inc	68,441
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,174,962

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
12,414		Able C&C Co Ltd	383
23,300		Aderans Co Ltd	266
3,501		Amorepacific Corp	4,144
2,447,417		Avon Products, Inc	35,830
2,004,000	*	BaWang International Group Holding Ltd	106
1,488,870		Beiersdorf AG.	145,215
12,004		Bioland Ltd	156
160,070	*	Central Garden and Pet Co (Class A)	1,324
940,116		Church & Dwight Co, Inc	64,934
286,421	e	Clorox Co	25,208
3,941,833	*	Colgate-Palmolive Co	255,707
14,641	m	Cosmax, Inc	825
185,939	e	Coty, Inc	2,785
231,276		Dabur India Ltd	697
17,800		Dr Ci:Labo Co Ltd	550
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
82,054	*	Elizabeth Arden, Inc	$2,421
138,772		Energizer Holdings, Inc	13,980
1,161,581		Estee Lauder Cos (Class A)	77,687
55,400	*,e	Euglena Co Ltd	544
154,500		Fancl Corp	1,833
73,153	e	Female Health Co	568
157,374		Godrej Consumer Products Ltd	2,265
158,000		Grape King Industrial Co	684
125,828	*,e	Harbinger Group, Inc	1,539
877,500		Hengan International Group Co Ltd	9,110
109,571		Henkel KGaA	11,019
484,822		Henkel KGaA (Preference)	52,187
480,489	e	Herbalife Ltd	27,518
1,029,303		Hindustan Lever Ltd	10,441
560,325		Hypermarcas S.A.	4,052
24,371		Inter Parfums S.A.	1,146
118,177		Inter Parfums, Inc	4,279
283,430	*	Jyothy Laboratories Ltd	984
631,004		Kao Corp	22,346
967,940		Kimberly-Clark Corp	106,715
2,130,037		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	5,704
32,500		Kobayashi Pharmaceutical Co Ltd	1,875
22,114		Korea Kolmar Co Ltd	625
8,390		Korea Kolmar Holdings Co Ltd	132
64,100		Kose Corp	2,108
11,535		LG Household & Health Care Ltd	4,987
381,550	*,e	Lifevantage Corp	500
266,000		Lion Corp	1,574
656,763		L’Oreal S.A.	108,353
880,600		Magic Holdings international Ltd	714
20,779		Mandom Corp	749
86,553	*	Medifast, Inc	2,518
548,924		Microbio Co Ltd	564
12,300		Milbon Co Ltd	409
196,038		Natura Cosmeticos S.A.	3,294
43,906		Nature’s Sunshine Products, Inc	605
33,700	*	Noevir Holdings Co Ltd	636
351,752	e	Nu Skin Enterprises, Inc (Class A)	29,143
33,027		Nutraceutical International Corp	858
7,102,000		NVC Lighting Holdings Ltd	1,998
15,701		Oil-Dri Corp of America	542
17,826	e	Orchids Paper Products Co	545
48,935	e	Oriflame Cosmetics S.A.	1,187
7,790		Pacific Corp	3,751
61,300		Pigeon Corp	2,762
26,900		Pola Orbis Holdings, Inc	1,073
599,000	e	Prince Frog International Holdings Ltd	177
9,803,415	z	Procter & Gamble Co	790,155
2,771,500		PT Unilever Indonesia Tbk	7,191
764,235		Reckitt Benckiser Group plc	62,365
44,584	*	Revlon, Inc (Class A)	1,139
2,179,000	e	Ruinian International Ltd	489
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
429,568		Shiseido Co Ltd	$7,568
66,770		Spectrum Brands, Inc	5,322
17,200		ST Corp	166
510,483	*,e	Star Scientific, Inc	401
1,072,650		Svenska Cellulosa AB (B Shares)	31,591
98,405		Uni-Charm Corp	5,251
18,818	*,e	USANA Health Sciences, Inc	1,418
265,000	e	Vinda International Holdings Ltd	386
72,305		WD-40 Co	5,609
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,985,882

INSURANCE - 4.2%
3,341,449		ACE Ltd	331,004
117,964		Admiral Group plc	2,809
910,523		Aegon NV	8,387
1,164,138		Aflac, Inc	73,387
649,113		Ageas	28,944
19,024,807		AIA Group Ltd	90,485
92,511		Aksigorta AS	125
13,914	*	Alleghany Corp	5,668
1,045,541		Allianz AG.	176,716
98,033		Allied World Assurance Co Holdings Ltd	10,116
4,180,937		Allstate Corp	236,557
88,520	*	Alm Brand AS	432
194,015	*,e	AMBAC Financial Group, Inc	6,020
239,734		American Equity Investment Life Holding Co	5,663
456,943		American Financial Group, Inc	26,370
5,371,130		American International Group, Inc	268,610
7,654		American National Insurance Co	865
81,137		Amerisafe, Inc	3,563
1,006,229		Amlin plc	8,123
3,358,311		AMP Ltd	15,544
100,563	e	Amtrust Financial Services, Inc	3,782
188,325		Anadolu Hayat Emeklilik AS	411
450,254	*	Anadolu Sigorta	296
581,346		Aon plc	48,996
24,130		April Group	586
262,099	*	Arch Capital Group Ltd	15,081
96,663		Argo Group International Holdings Ltd	4,437
132,418		Arthur J. Gallagher & Co	6,300
342,608		Aspen Insurance Holdings Ltd	13,602
1,010,969		Assicurazioni Generali S.p.A.	22,534
351,968		Assurant, Inc	22,864
269,928		Assured Guaranty Ltd	6,835
2,455,385		Aviva plc	19,591
3,144,992		AXA S.A.	81,703
2,294,231		Axis Capital Holdings Ltd	105,190
4,146		Bajaj Finserv Ltd	55
35,380		Baldwin & Lyons, Inc (Class B)	930
45,422		Baloise Holding AG.	5,718
982,300		BB Seguridade Participacoes S.A.	10,871
1,168,675		Beazley plc	5,151
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,471,191	*	Berkshire Hathaway, Inc (Class B)	$683,735
16,270	*,e	Blue Capital Reinsurance Holdings Ltd	283
94,700		Brazil Insurance Participco	476
324,912		Brown & Brown, Inc	9,994
11,971,260		Cathay Financial Holding Co Ltd	17,499
512,299		Catlin Group Ltd	4,596
293,363		Chesnara plc	1,501
1,024,308	*	China Insurance International Holdings Co Ltd	1,838
11,539,124		China Life Insurance Co Ltd	32,628
2,628,706		China Life Insurance Co Ltd (Taiwan)	2,420
3,411,000		China Pacific Insurance Group Co Ltd	12,212
284,961		Chubb Corp	25,447
200,481		Cincinnati Financial Corp	9,755
171,564	*,e	Citizens, Inc (Class A)	1,270
38,054		Clal Insurance	756
4,234,389		ClearView Wealth Ltd	2,895
54,197		CNA Financial Corp	2,315
310,593		CNP Assurances	6,578
842,820		Conseco, Inc	15,255
4,565,522		Corp Mapfre S.A.	19,264
86,428	e	Crawford & Co (Class B)	943
2,786,000		Dai-ichi Mutual Life Insurance Co	40,528
86,197		Delta Lloyd NV	2,390
1,083,438		Direct Line Insurance Group plc	4,290
360,290		Discovery Holdings Ltd	2,886
24,266		Donegal Group, Inc (Class A)	354
46,991		Dongbu Insurance Co Ltd	2,439
59,725	*	eHealth, Inc	3,034
21,353		EMC Insurance Group, Inc	759
104,926		Employers Holdings, Inc	2,123
41,094		Endurance Specialty Holdings Ltd	2,212
36,752	*	Enstar Group Ltd	5,010
37,320		Erie Indemnity Co (Class A)	2,603
625,828		esure Group plc.	2,929
17,542		Euler Hermes S.A.	2,215
269,718		Everest Re Group Ltd	41,280
13,657		Fairfax Financial Holdings Ltd	5,930
31,907		FBD Holdings plc	813
34,452		FBL Financial Group, Inc (Class A)	1,492
3,350		Fidelity & Guaranty Life	79
1,126,527		Fidelity National Title Group, Inc (Class A)	35,418
412,270		First American Financial Corp	10,946
684,670	*,e	Fondiaria-Sai S.p.A	2,625
17,951	*	Fortegra Financial Corp	126
1,220,091	*	Genworth Financial, Inc (Class A)	21,632
886,412		Gjensidige Forsikring BA	17,998
503,491	e	Great-West Lifeco, Inc	13,877
102,469	*,e	Greenlight Capital Re Ltd (Class A)	3,361
55,421	e	Grupo Catalana Occidente S.A.	2,255
48,801	*	Hallmark Financial Services	406
225,708		Hannover Rueckversicherung AG.	20,190
183,213		Hanover Insurance Group, Inc	11,257
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,041	*	Hanwha Non-Life Insurance Co Ltd	$295
142,220		Harel Insurance Investments & Finances Ltd	862
4,764,157		Hartford Financial Services Group, Inc	168,032
152,628		HCC Insurance Holdings, Inc	6,943
31,016	e	HCI Group, Inc	1,129
12,036	*,e	Health Insurance Innovations, Inc	124
13,955		Helvetia Holding AG.	7,159
786,954	*	Hilltop Holdings, Inc	18,722
440,751		Hiscox Ltd	5,011
153,956		Horace Mann Educators Corp	4,465
180,320		Hyundai Marine & Fire Insurance Co Ltd	5,210
26,310		Independence Holding Co	353
94,998		Industrial Alliance Insurance and Financial Services, Inc	3,906
53,416		Infinity Property & Casualty Corp	3,613
112,292		ING Canada, Inc	6,988
5,227,782		Insurance Australia Group Ltd	27,038
4,387		Investors Title Co	333
262,667		Jardine Lloyd Thompson Group plc	4,665
16,159		Kansas City Life Insurance Co	779
36,007		Kemper Corp	1,410
484,120		Korea Life Insurance Co Ltd	3,178
235,339		Korean Reinsurance Co	2,283
227,277		Lancashire Holdings Ltd	2,592
21,716,985		Legal & General Group plc	74,144
291,874		Liberty Holdings Ltd	3,443
18,500	*	Lifenet Insurance Co	76
103,190		LIG Insurance Co Ltd	3,035
1,031,055		Lincoln National Corp	52,244
240,759		Loews Corp	10,605
44,101	*	Lotte Non-Life Insurance Co Ltd	146
253,293		Maiden Holdings Ltd	3,161
2,441,508		Manulife Financial Corp	47,085
10,440	*	Markel Corp	6,223
4,009,426		Marsh & McLennan Cos, Inc	197,665
274,075	*	MBIA, Inc	3,834
184,549	e	Meadowbrook Insurance Group, Inc	1,076
633,997		Mediolanum S.p.A.	5,984
50,851		Menorah Mivtachim Holdings Ltd	627
430,360	*	Mercuries Life Insurance Co Lt	257
19,235		Mercury General Corp	867
159,555		Meritz Fire & Marine Insurance Co Ltd	2,233
6,755,474		Metlife, Inc	356,689
1,287,013		Metropolitan Holdings Ltd	3,010
352,760		Migdal Insurance Holdings Ltd	604
911,288		Millea Holdings, Inc	27,330
880,191		Mitsui Sumitomo Insurance Group Holdings, Inc	20,149
162,303		Montpelier Re Holdings Ltd	4,830
213,733		Muenchener Rueckver AG.	46,704
24,259	e	National Interstate Corp	650
9,182		National Western Life Insurance Co (Class A)	2,245
48,619	*	Navigators Group, Inc	2,985
1,158,200		New China Life insurance Co Ltd	3,508
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,214,733		NKSJ Holdings, Inc	$31,188
2,154,895		Old Mutual plc	7,234
695,116		Old Republic International Corp	11,400
96,154		OneBeacon Insurance Group Ltd (Class A)	1,487
250,036		PartnerRe Ltd	25,879
234,219	*	Partnership Assurance Group plc	541
13,445,400		People’s Insurance Co Group of China Ltd	5,560
22,615	*,e	Phoenix Cos, Inc	1,170
372,454		Phoenix Group Holdings	4,097
79,180		Phoenix Holdings Ltd	314
4,273,831	e	PICC Property & Casualty Co Ltd	5,866
3,711,200		Ping An Insurance Group Co of China Ltd	30,843
104,787		Platinum Underwriters Holdings Ltd	6,298
402,731		Porto Seguro S.A.	5,653
538,819	e	Power Corp Of Canada	14,729
414,275	e	Power Financial Corp	12,827
136,069		Powszechny Zaklad Ubezpieczen S.A.	19,336
216,267		Primerica, Inc	10,188
825,246		Principal Financial Group	37,953
118,756		ProAssurance Corp	5,288
599,081		Progressive Corp	14,510
605,407		Protective Life Corp	31,838
1,695,890		Prudential Financial, Inc	143,557
7,024,640		Prudential plc	148,743
39,356,000		PT Panin Insurance Tbk	2,336
90,425,000	*	PT Panin Life Tbk	2,084
1,537,828		QBE Insurance Group Ltd	18,275
345,560		Reinsurance Group of America, Inc (Class A)	27,517
141,609		RenaissanceRe Holdings Ltd	13,821
1,654,708		Resolution Ltd	8,244
164,684	e	RLI Corp	7,286
760,068		RMI Holdings	2,075
5,560,747		Royal & Sun Alliance Insurance Group plc	8,302
54,651		Safety Insurance Group, Inc	2,943
984,686		Sampo Oyj (A Shares)	51,115
60,649		Samsung Fire & Marine Insurance Co Ltd	13,661
170,535		Samsung Life Insurance Co Ltd	16,119
3,728,473	e	Sanlam Ltd	20,367
13,887		Schweizerische National-Versicherungs-Gesellschaft	949
284,418		SCOR	9,962
238,711		Selective Insurance Group, Inc	5,567
15,987,630		Shin Kong Financial Holding Co Ltd	5,060
265,000		Shinkong Insurance Co Ltd	207
57,959		Societa Cattolica di Assicurazioni SCRL	1,488
420,734		Sony Financial Holdings, Inc	6,880
821,482		St. James’s Place plc	11,320
147,308		Stancorp Financial Group, Inc	9,840
1,973,994		Standard Life plc	12,437
59,456		State Auto Financial Corp	1,267
665,950		Steadfast Group Ltd	971
83,033	e	Stewart Information Services Corp	2,917
527,424	*	Storebrand ASA	3,037
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
142,533		Sul America SA	$952
988,664	e	Sun Life Financial, Inc	34,234
2,053,074		Suncorp-Metway Ltd	24,570
16,856		Swiss Life Holding	4,145
1,180,838		Swiss Re Ltd	109,598
113,700		Syarikat Takaful Malaysia BHD	416
311,775		Symetra Financial Corp	6,179
1,214,934		T&D Holdings, Inc	14,460
444,000		Taiwan Fire & Marine Insurance Co	352
757,409	*	Taiwan Life Insurance Co Ltd	618
1,828,458	*,e	Third Point Reinsurance Ltd	28,981
76,640		Tong Yang Life Insurance	734
111,028	*	Topdanmark AS	3,231
453,530		Torchmark Corp	35,693
156,942	e	Tower Group International Ltd	424
668,787		Travelers Cos, Inc	56,914
68,939		TrygVesta AS	6,819
454,200	*	Tune Ins Holdings BHD	274
837,964		Unipol Gruppo Finanziario S.p.A	6,561
941,308		Unipol Gruppo Finanziario S.p.A (Priv)	6,526
37,116	*,e	United America Indemnity Ltd	978
78,239		United Fire & Casualty Co	2,375
93,356		Universal Insurance Holdings, Inc	1,186
748,244		UnumProvident Corp	26,421
785,298		Validus Holdings Ltd	29,614
28,771		Vittoria Assicurazioni S.p.A.	421
133,737		W.R. Berkley Corp	5,566
5,175		White Mountains Insurance Group Ltd	3,104
32,787		Wiener Staedtische Allgemeine Versicherung AG.	1,620
581		Willis Group Holdings plc	26
896,864		XL Capital Ltd	28,027
155,471		Zurich Financial Services AG.	47,747
		TOTAL INSURANCE	5,277,249

MATERIALS - 5.3%
115,252	e	A. Schulman, Inc	4,179
406,624	e	Acerinox S.A.	6,537
524,083		ACHEM Technology Corp	441
214,000		Achilles Corp	297
50,000		Acron JSC (GDR)	147
161,581		Adana Cimento	291
259,500		ADEKA Corp	2,986
1,021,364		Adelaide Brighton Ltd	3,806
162,570	*	Advanced Emissions Solutions, Inc	3,989
29,781	*	Advanced Metallurgical Group NV	293
171,379		Aeci Ltd	2,067
13,811	*	AEP Industries, Inc	512
145,516		African Barrick Gold Ltd	638
296,063	*,e	African Minerals Ltd	773
163,870		African Oxygen Ltd	308
119,414		African Rainbow Minerals Ltd	2,362
135,567		Agnico-Eagle Mines Ltd	4,104
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
165,000		Agrium, Inc	$16,091
309,460	e	Agrium, Inc (Toronto)	30,157
387,000		Aichi Steel Corp	1,525
245,100	*,e	Ainsworth Lumber Co Ltd	882
149,222		Air Liquide	20,208
114,140		Air Products & Chemicals, Inc	13,587
151,422		Air Water, Inc	2,090
50,227		Airgas, Inc	5,350
4,000		AK Holdings, Inc	214
525,812	*,e	AK Steel Holding Corp	3,796
73,539		Akcansa Cimento AS	380
861,982		Akzo Nobel NV	70,304
389,570		Alamos Gold, Inc	3,520
113,138		Albemarle Corp	7,515
1,669,483		Alcoa, Inc	21,486
402,756		Alent plc	2,129
14,000		Alexandria Mineral Oils Co	138
223,421		Allegheny Technologies, Inc	8,419
395,526	*,e	Allied Nevada Gold Corp	1,705
1,129,200	e	Alpek SAB de C.V.	2,013
378,962		Altri SGPS S.A.	1,377
361,518	*	Alumina Ltd	403
11,631,300	*,e	Aluminum Corp of China Ltd	4,007
13,707	f	AMAG Austria Metall AG. (purchased 5/31/12, cost $313)	455
1,058,240		Ambuja Cements Ltd	3,591
99,768		AMCOL International Corp	4,567
2,078,734		Amcor Ltd	20,085
92,054	e	American Vanguard Corp	1,993
4,707,000		AMVIG Holdings Ltd	1,802
316,997		Anadolu Cam Sanayii AS	248
673,500	e	Anatolia Minerals Development Ltd	1,706
57,800	*,e	Angang New Steel Co Ltd	36
741,255		Anglo American plc (London)	18,943
131,319	*,e	Anglo Platinum Ltd	5,892
924,717		AngloGold Ashanti Ltd	15,839
2,429,094	e	Anhui Conch Cement Co Ltd	10,448
158,000		ANN JOO Resources BHD	54
2,377,154		Antofagasta plc	33,165
231,347	*,e	APERAM	6,136
129,801		Aptargroup, Inc	8,580
920,990	*	Aquarius Platinum Ltd	555
236,538	*	Aquila Resources Ltd	515
77,392	*,e	Arabian American Development Co	840
450,883		ArcelorMittal	7,277
185,000	*	Argonaut Gold, Inc	807
7,589		Arkema	859
27,574	e	Asahi Holdings, Inc	447
1,495,529		Asahi Kasei Corp	10,141
94,000		Asahi Organic Chemicals Industry Co Ltd	212
236,600	*,e	Asanko Gold, Inc	492
127,375		Ashland, Inc	12,671
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,750,000	e	Asia Cement China Holdings Corp	$1,388
2,489		Asia Cement Co Ltd	233
4,771,693		Asia Cement Corp	5,963
59,639		Asia Plastic Recycling Holding Ltd	172
369,500		Asia Polymer	281
353,639		Asian Paints Ltd	3,247
41,752		Associated Cement Co Ltd	979
90,000		Assore Ltd	3,488
677,200		Atlas Consolidated Mining & Development	211
3,770,396	e	Atlas Iron Ltd	3,428
16,480	*	Auriga Industries (Class B)	584
412,844		Avery Dennison Corp	20,919
855,955		Axiall Corp	38,449
451,078		AZ Electronic Materials S.A.	3,029
745,635	*	B2Gold Corp	2,023
8,789		Bagfas Bandirma Gubre Fabrik	137
130,261		Balchem Corp	6,789
192,639		Ball Corp	10,559
1,313,988		Barrick Gold Corp (Canada)	23,391
1,317,316		BASF AG.	146,581
2,138		BASF India Ltd	31
67,077		Baticim Bati Anadolu Cimento Sanayii AS	181
5,096		Bayer CropScience Ltd	129
3,849,100		BBMG Corp	3,002
389,230		BC Iron Ltd	1,714
751,278	*,e	Beadell Resources Ltd	421
99,557		Bekaert S.A.	4,057
61,976		Bemis Co, Inc	2,432
362,200		Bengang Steel Plates Co	108
49,361		Berger Paints India Ltd	190
5,292,661	*	Berry Plastics Group, Inc	122,525
4,992,384		BHP Billiton Ltd	169,218
6,196,130		BHP Billiton plc	191,328
187,681		Billerud AB	2,598
759,783	*	BlueScope Steel Ltd	4,330
40,427	*	Boise Cascade Co	1,158
461,802		Boliden AB	7,033
1,353,424		Boral Ltd	7,113
5,340,000	*	Borneo Lumbung Energi & Metal	58
251,429		Borregaard ASA	1,683
54,715		Borusan Mannesmann Boru Sanayi	144
7,968,246	*,m	Boryszew S.A.	1,239
258,693		Bradespar S.A.	2,244
505,728	*	Braskem S.A.	3,965
71,962		Brush Engineered Materials, Inc	2,442
95,165	e	Buzzi Unicem S.p.A.	1,776
94,237		Buzzi Unicem S.p.A. RSP	992
5,600	e	C Uyemura & Co Ltd	277
206,721		Cabot Corp	12,209
174,782	*	Calgon Carbon Corp	3,815
466,400	e	Canexus Corp	2,114
366,468	*	Canfor Corp	8,652
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,900		Canfor Pulp Products, Inc	$775
157,322		CAP S.A.	2,547
29,150		Capro Corp	130
372,811	*	Capstone Mining Corp	985
78,083		Carclo plc	229
285,878		Carpenter Technology Corp	18,879
145,552		Cascades, Inc	994
65,900	*,e	Castle (A.M.) & Co	968
123,004		Celanese Corp (Series A)	6,828
73,088		Cementir S.p.A.	693
952,807		Cementos Argos S.A.	4,870
781,931	*	Cemex Latam Holdings S.A.	6,511
22,052,974	*	Cemex S.A. de C.V.	27,871
2,211,574	*	Centamin plc	1,867
511,600		Centerra Gold, Inc	2,383
195,318	*	Century Aluminum Co	2,580
120,538		Century Textile & Industries Ltd	735
565,553		CF Industries Holdings, Inc	147,406
457,166		Chambal Fertilizers & Chemicals Ltd	306
20,949		Chase Corp	661
52,265		Cheil Industries, Inc	3,528
405,785	*	Chemtura	10,262
2,191,560		Cheng Loong Corp	1,005
832,925	*	Chia Hsin Cement Corp	435
5,393,100		China BlueChemical Ltd	2,782
270,620		China General Plastics Corp	141
171,000		China Hi-ment Corp	388
670,000	*	China Manmade Fibers Corp	257
375,777		China Metal Products	487
3,613,200	e,m	China Metal Recycling Holdings Ltd	5
3,781,578	e	China National Building Material Co Ltd	3,803
2,627,000	e	China National Materials Co Ltd	472
5,260,175		China Petrochemical Development Corp	2,179
3,306,000	*,e	China Precious Metal Resources Holdings Co Ltd	401
1,422,000		China Rare Earth Holdings Ltd	189
8,065,056		China Resources Cement Holdings Ltd	6,372
1,950,000		China Sanjiang Fine Chemicals	944
5,094,200		China Shanshui Cement Group Ltd	2,153
216,000		China Steel Chemical Corp	1,236
12,755,228		China Steel Corp	10,754
937,000		China Synthetic Rubber Corp	874
663,000	*	China Vanadium Titano-Magnetite Mining Co Ltd	74
720,000	*	Chongqing Iron & Steel Co Ltd	95
224,078		Christian Hansen Holding	8,893
66,000		Chugoku Marine Paints Ltd	469
1,398,328		Chun Yuan Steel	565
1,344,720	*	Chung Hung Steel Corp	357
169,950	*	Chung Hwa Pulp Corp	50
211,661		Cia de Minas Buenaventura S.A. (ADR) (Series B)	2,661
1,744,536		Cia Siderurgica Nacional S.A.	7,566
103,930	*	Ciech S.A.	1,124
169,669		Cimsa Cimento Sanayi Ve Tica	884
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,208,000		Citic Dameng Holdings	$89
2,202,136		Clariant AG.	42,822
80,895	*	Clearwater Paper Corp	5,070
2,366,323	e	Cliffs Natural Resources, Inc	48,415
63,833	*	CNK International Co Ltd	204
539,546	*	Coeur d’Alene Mines Corp	5,012
443,947		Commercial Metals Co	8,382
86,132	*,m	Companhia Vale do Rio Doce	0
871,363	e	Companhia Vale do Rio Doce (ADR)	12,051
156,381		Compass Minerals International, Inc	12,905
1,435,348	*	Constellium NV	42,127
221,000	*,e	Corp Durango SAB de C.V.	467
3,420,000	e	CPMC Holdings Ltd	2,720
1,063,548		CRH plc	29,760
131,290		Croda International plc	5,583
145,100	*	Cronus Resources Ltd	501
302,709	*	Crown Holdings, Inc	13,543
374,600		CSC Steel Holdings BHD	151
2,338,926		CSR Ltd	7,636
25,040,000	*	CST Mining Group Ltd	181
140,972	*,e	Cudeco Ltd	224
451,182		Cytec Industries, Inc	44,040
1,502,300		D&L Industries Inc	279
144,000		Dai Nippon Toryo Co Ltd	230
681,689		Daicel Chemical Industries Ltd	5,589
59,530		Daido Steel Co Ltd	298
162,000		Daiken Corp	440
147,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	686
1,099,845		Dainippon Ink and Chemicals, Inc	2,886
258,872	e	Daio Paper Corp	3,112
90,000		Daiso Co Ltd	319
225,400	*	Danhua Chemical Technology Co Ltd	100
20,822		DC Chemical Co Ltd	3,483
35,680		Deltic Timber Corp	2,327
1,546,000		Denki Kagaku Kogyo KK	5,296
158,132	*	Detour Gold Corp	1,369
107,814	*	Dominion Diamond Corp	1,448
250,693		Domtar Corp	28,133
67,414		Dongjin Semichem Co Ltd	239
67,948		Dongkuk Industries Co Ltd	218
35,800		Dongkuk Steel Mill Co Ltd	421
21,542		Dongsung Finetec Co Ltd	247
1,644,000	e	Dongyue Group	671
7,336,085		Dow Chemical Co	356,460
442,000	e	Dowa Holdings Co Ltd	3,688
807,447		DRDGOLD Ltd	303
1,341,820		DS Smith plc	7,272
24,454		DSM NV	1,677
1,646,240		Du Pont (E.I.) de Nemours & Co	110,463
448,920		DuluxGroup Ltd	2,390
124,100	*	Dundee Precious Metals, Inc	448
38,526		Eagle Materials, Inc	3,416
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,600		Earth Chemical Co Ltd	$568
204,973		Eastman Chemical Co	17,671
235,042		Ecolab, Inc	25,382
15,074		EID Parry India Ltd	34
590,824		El Ezz Steel Co	1,429
1,048,816		Eldorado Gold Corp	5,835
1,481,414		Elementis plc	7,094
2,484,119		Empresas CMPC S.A.	5,695
24,001		EMS-Chemie Holding AG.	9,070
292,538	*	Endeavour Mining Corp	209
153,139	*	Endeavour Mining Corp (ADR)	113
238,100	*	Endeavour Silver Corp	1,027
56,903	e	Eramet	6,845
5,108,399		Eregli Demir ve Celik Fabrikalari TAS	6,589
1,189,000		Eternal Chemical Co Ltd	1,243
137,900		Eternit S.A.	507
95,300		Eucatex S.A. Industria e Comercio	226
33,492		Eugene Corp	112
599,098		Everlight Chemical Industrial Corp	539
601,009	e	Evolution Mining Ltd	479
384,753	*	Evonik Industries AG.	15,000
342,224	*,e	Evraz plc	456
513,750		Feng Hsin Iron & Steel Co	865
101,400		Ferbasa-Ferro Ligas DA Bahia	572
690,265		Ferrexpo plc	1,782
231,115	*	Ferro Corp	3,157
44,100	*	Fertilizantes Heringer S.A.	125
418,363	*	Fibria Celulose S.A.	4,652
2,228,378		Filtrona plc	32,476
137,200	*	First Majestic Silver Corp	1,323
750,672		First Quantum Minerals Ltd	13,873
1,854,737	e	Fletcher Building Ltd	15,343
153,225	*,e	Flotek Industries, Inc	4,267
445,521		FMC Corp	34,109
75,040	*	Foosung Co Ltd	281
4,082,400		Formosa Chemicals & Fibre Corp	9,887
5,233,088		Formosa Plastics Corp	13,120
405,000		Formosan Rubber Group, Inc	397
960,432		Formosan Union Chemical	467
14,988,930	e	Fortescue Metals Group Ltd	73,384
164,400	*	Fortuna Silver Mines, Inc	605
5,397,600	e	Fosun International	6,799
28,600	e	FP Corp	909
211,969		Franco-Nevada Corp	9,740
2,307,462		Freeport-McMoRan Copper & Gold, Inc (Class B)	76,308
810,947		Fresnillo plc	11,432
43,401		Frutarom Industries Ltd	1,043
155,661		Fuchs Petrolub AG. (Preference)	15,639
2,630,200	e	Fufeng Group Ltd	1,002
27,852		Fuji Seal International, Inc	947
16,300		Fujimi, Inc	203
26,900		Fujimori Kogyo Co Ltd	697
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,562,000		Furukawa-Sky Aluminum Corp	$6,446
9,045,000	e	Fushan International Energy Group Ltd	2,755
80,476		FutureFuel Corp	1,634
34,782,600	*,m	G J Steel PCL	32
14,545,600	*,m	G Steel PCL	34
311,670	*	Gabriel Resources Ltd	254
333,342		Gammon Gold, Inc	1,453
135,877	*	Gem Diamonds Ltd	392
192,339	*,e	General Moly, Inc	190
1,174,102		Gerdau S.A. (Preference)	7,513
15,424		Givaudan S.A.	23,857
138,573		Glatfelter	3,772
750,300	*	Gleichen Resources Ltd	726
6,172,614		Glencore Xstrata plc	31,840
247,629		Globe Specialty Metals, Inc	5,156
486,192		Gloria Material Technology Corp	383
175,000		Godo Steel Ltd	245
78,783		Godrej Industries Ltd	417
804,137		Gold Fields Ltd	3,042
98,135	*,e	Gold Resource Corp	469
813,014		Goldcorp, Inc	19,834
8,356,418		Goldsun Development & Construction Co Ltd	3,243
6,187		Goltas Cimento	137
2,041,000		Grand Pacific Petrochemical	1,242
1,155,425		Grange Resources Ltd	279
2,508,933	*	Graphic Packaging Holding Co	25,491
605,755	*,m	Great Basin Gold Ltd	5
148,000		Great China Metal Industry	189
5,230,000	e	Greatview Aseptic Packaging Co	2,778
15,620		Greif, Inc (Class A)	820
52,733,560	*,e	G-Resources Group Ltd	1,559
556,456		Grupo Argos S.A.	5,836
162,630		Grupo Argos S.A.(Preference)	1,699
464,592	e	Grupo Empresarial Ence S.A.	1,402
5,593,149	e	Grupo Mexico S.A. de C.V. (Series B)	17,663
158,400	*	Grupo Simec SAB de C.V.	609
132,352	*	Gubre Fabrikalari TAS	234
41,946		Gujarat Flourochemicals	225
125,675		Gujarat State Fertilisers & Chemicals Ltd	119
3,179,452	*,e,m	Gunns Ltd	29
1,584	*,m	Gunns Ltd (Forest)	0	^
105,742	*	Guyana Goldfields, Inc	234
13,925		H&R WASAG AG.	150
171,282		H.B. Fuller Co	8,269
2,488	*	Hadera Paper Ltd	131
23,210		Han Kuk Carbon Co Ltd	172
7,020		Hanil Cement Manufacturing	853
17,730		Hansol Chemical Co Ltd	513
83,710		Hansol Paper Co	955
101,495		Hanwha Chemical Corp	1,851
137,147		Hanwha Corp	4,145
421,927		Harmony Gold Mining Co Ltd	1,288
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,056		Hawkins, Inc	$1,104
48,276		Haynes International, Inc	2,607
454,024	*	Headwaters, Inc	5,998
1,230,675	e	Hecla Mining Co	3,778
19,515		HeidelbergCement AG.	1,673
58,391		Hexpol AB (Series B)	5,160
375,616		Highland Gold Mining Ltd	448
138,838		Hill & Smith Holdings plc	1,260
1,229,792		Hindalco Industries Ltd	2,925
125,782		Hitachi Chemical Co Ltd	1,711
74,830		Hitachi Metals Ltd	1,066
674,131		Ho Tung Chemical Corp	314
224,595		Hochschild Mining plc	633
120,929	e	Hokuetsu Paper Mills Ltd	606
1,027,441		Holcim Ltd	85,154
1,867,000		Holcim Philippines, Inc	549
132,964		Holmen AB (B Shares)	4,879
21,404		Honam Petrochemical Corp	3,798
2,160,000	*	Honbridge Holdings Ltd	437
182,013	*,e	Horsehead Holding Corp	3,061
49,000		Hsin Kuang Steel Co Ltd	32
2,865,700	e	Huabao International Holdings Ltd	1,315
615,800		Hubei Sanonda Co Ltd	700
38,250		Huchems Fine Chemical Corp	775
201,892	e	HudBay Minerals, Inc	1,576
219,417		Huhtamaki Oyj	6,017
532,000	*	Huili Resources Group Ltd	106
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	472
1,497,044		Huntsman Corp	36,558
56,312		Hyosung Corp	4,074
18,648		Hyundai Hysco	969
78,381		Hyundai Steel Co	5,084
1,134,600		IAMGOLD Corp	3,992
37,000		Ihara Chemical Industry Co Ltd	298
532,620	e	Iluka Resources Ltd	4,905
31,969		Imerys S.A.	2,842
591,986		Impala Platinum Holdings Ltd	6,726
63,900	*	Imperial Metals Corp	822
2,663,058		Incitec Pivot Ltd	7,324
243,031		Independence Group NL	884
267,893		India Cements Ltd	274
1,571,778		Indorama Ventures PCL (Foreign)	1,110
189,600	*	Industrias CH SAB de C.V.	1,053
146,365		Industrias Penoles S.A. de C.V.	3,825
721,570		Inner Mongolia Eerduosi Resourses Co Ltd	624
82,077		Innophos Holdings, Inc	4,654
101,354		Innospec, Inc	4,584
78,165		International Flavors & Fragrances, Inc	7,478
74,700	*	International Forest Products Ltd	1,112
1,522,244		International Paper Co	69,841
149,605	e	Intertape Polymer Group, Inc	1,683
210,976	e	Intrepid Potash, Inc	3,262
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,354,000	*	IRC Ltd	$129
441,000	*	Ishihara Sangyo Kaisha Ltd	407
575,007		Israel Chemicals Ltd	5,030
1,075	*	Israel Corp Ltd	600
22,220		ISU Chemical Co Ltd	278
78,622	e	Italcementi S.p.A.	970
162,344		Italcementi S.p.A. RNC	1,276
7,057	*,e	Italmobiliare S.p.A.	283
33,412	*	Italmobiliare S.p.A. RSP	930
365,900	*	Ivanhoe Mines Ltd	569
42,897	*	Izmir Demir Celik Sanayi AS	52
743,256		James Hardie Industries NV	9,928
28,400	e	Japan Pile Corp	231
59,778		Jastrzebska Spolka Weglowa S.A.	907
285,711		JFE Holdings, Inc	5,369
7,169,900	e	Jiangxi Copper Co Ltd	12,082
99,092		Jindal Saw Ltd	94
414,907		Jindal Steel & Power Ltd	2,034
209,900	*	Jinshan Gold Mines, Inc	522
374,375		Johnson Matthey plc	20,440
16,500		JSP Corp	254
267,955		JSR Corp	4,957
103,350		JSW Steel Ltd	1,795
620,152		K&S AG.	20,365
2,571,394	*,e,m	Kagara Zinc Ltd	24
72,353		Kaiser Aluminum Corp	5,167
229,715		Kaneka Corp	1,390
316,424		Kansai Paint Co Ltd	4,505
260,196		Kapstone Paper and Packaging Corp	7,504
80,636	*	Kardemir Karabuk Demir Celik S	101
153,308	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	153
337,549		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	204
1,215		Kartonsan Karton Sanayi	127
341,144		Kazakhmys plc	1,502
125,695	e	Kemira Oyj	1,834
287,782		KGHM Polska Miedz S.A.	10,378
908,400		Kian Joo Can Factory BHD	917
1,013,699	e	Kingsgate Consolidated Ltd	940
1,616,942	*	Kinross Gold Corp	6,684
13,620		KISCO Corp	351
12,588		KISWIRE Ltd	451
40,000		Klabin S.A.	205
2,832,775		Klabin S.A. (Preference)	2,909
27,461		KMG Chemicals, Inc	431
35,000		Koatsu Gas Kogyo Co Ltd	193
1,118,680	*	Kobe Steel Ltd	1,485
8,750		Kolon Corp	173
44,694		Kolon Industries, Inc	2,291
39,500		Konishi Co Ltd	699
956		Konya Cimento Sanayii	104
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,638		Koppers Holdings, Inc	$4,479
14,300		Korea Kumho Petrochemical	1,184
4,109		Korea Petrochemical Ind Co Ltd	297
15,723		Korea Zinc Co Ltd	4,916
42,230		Koza Altin Isletmeleri AS	365
251,951	*	Koza Anadolu Metal Madencilik Isletmeleri AS	258
3,822		KPX Chemical Co Ltd	227
127,951	*	Kraton Polymers LLC	3,345
38,979	e	Kronos Worldwide, Inc	650
57,000		Krosaki Harima Corp	125
16,391		Kukdo Chemical Co Ltd	761
214,142	e	Kumba Iron Ore Ltd	7,673
54,000		Kumiai Chemical Industry Co Ltd	344
193,385		Kuraray Co Ltd	2,213
252,000		Kureha CORP	1,193
109,000		Kurimoto Ltd	241
16,900		Kyoei Steel Ltd	299
143,400	e	Labrador Iron Ore Royalty Corp	3,899
456,420		Lafarge Malayan Cement BHD	1,264
27,854		Lafarge S.A.	2,174
83,087	*	Landec Corp	927
846,071		Lanxess AG.	63,863
6,210,700	e	Lee & Man Paper Manufacturing Ltd	3,869
575,193		LEE Chang Yung Chem IND Corp	672
9,146	e	Lenzing AG.	504
84,056		LG Chem Ltd	20,114
13,739		LG Chem Ltd (Preference)	1,919
58,672		Linde AG.	11,748
249,000		Lingbao Gold Co Ltd	43
57,300		Lintec Corp	1,092
674,300		Lion Industries Corp BHD	126
28,854		Lock & Lock Co Ltd	432
137,345	*,e	London Mining plc	155
2,313,560		Long Chen Paper Co Ltd	1,092
571,657	*,e	Lonmin plc	2,731
3,460,757	*	Louisiana-Pacific Corp	58,383
67,194	*	LSB Industries, Inc	2,514
76,000		Luks Group Vietnam Holdings Ltd	23
646,381	*	Lundin Mining Corp	2,970
2,530,962	*,e	Lynas Corp Ltd	495
4,771,199	e	LyondellBasell Industries AF S.C.A	424,350
14,285		Madras Cements Ltd	51
61,469	*	MAG. Silver Corp	426
220,000		Magnesita Refratarios S.A.	487
4,905		Maharashtra Seamless Ltd	16
193,712		Major Drilling Group International	1,500
111,393		Mardin Cimento Sanayii	227
13,045	*,e	Marrone Bio Innovations, Inc	182
83,097	e	Martin Marietta Materials, Inc	10,665
12,624		Maruichi Steel Tube Ltd	327
2,946,333		Masisa S.A.	161
17,938	e	Mayr-Melnhof Karton AG.	2,244
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
246,003		MeadWestvaco Corp	$9,260
80,024	*,e	Mechel Steel Group OAO (ADR)	166
258,732	*	Medusa Mining Ltd	498
2,964,930	*	Merafe Resources Ltd	301
549,742	*	Metals X Ltd	102
585,400		Metalurgica Gerdau S.A.	4,492
385,579	e	Methanex Corp	24,673
52,471		Methanex Corp (New)	3,355
1,245,609	e	Mexichem SAB de C.V.	4,408
1,086,000	e	Midas Holdings Ltd	381
328,861	*,e	Midway Gold Corp	345
745,738	*,e	Minera Frisco SAB de C.V.	1,447
108,873	*	Mineral Deposits Ltd	219
131,991		Minerals Technologies, Inc	8,521
2,164,400	*,e	Minmetals Resources Ltd	451
3,829,337	*,e,m	Mirabela Nickel Ltd	28
2,545,106		Mitsubishi Chemical Holdings Corp	10,570
316,158		Mitsubishi Gas Chemical Co, Inc	1,782
2,663,060		Mitsubishi Materials Corp	7,547
400,000		Mitsubishi Paper Mills Ltd	356
173,000		Mitsubishi Steel Manufacturing Co Ltd	372
688,402	e	Mitsui Chemicals, Inc	1,685
1,763,000		Mitsui Mining & Smelting Co Ltd	4,069
220,057	*	Mittal Steel South Africa Ltd	700
1,038,315		MMC Norilsk Nickel (ADR)	17,301
37,185		MNTech Co Ltd	239
552,744	*,e	Molycorp, Inc	2,592
161,994		Mondi Ltd	2,837
995,406		Mondi plc	17,443
1,965,254		Monsanto Co	223,587
53,400		Moorim P&P Co Ltd	256
197,087		Mosaic Co	9,854
4,706,260		Mount Gibson Iron Ltd	3,987
267,267		Mpact Ltd	690
408,714		M-real Oyj (B Shares)	1,881
173,457		Myers Industries, Inc	3,455
191,551	*	Mytilineos Holdings S.A.	1,842
531,194	*,m	Nagarjuna Fertilizers & Chemicals	70
187,000	*,e	Nakayama Steel Works Ltd	152
50,510		Namhae Chemical Corp	418
721,327		Nampak Ltd	2,465
5,947,813		Nan Ya Plastics Corp	12,630
737,418		Nantex Industry Co Ltd	456
83,098		Neenah Paper, Inc	4,298
39,100		Neturen Co Ltd	250
258,800	e	Nevsun Resources Ltd	876
698,922	*	New Gold, Inc	3,458
112,930	*,e	New World Resources plc (A Shares)	64
1,864,406		Newcrest Mining Ltd	17,060
59,546		NewMarket Corp	23,269
595,299		Newmont Mining Corp	13,954
167,200	*	NGEx Resources, Inc	257
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,481,250		Nickel Asia Corp	$654
124,700		Nihon Nohyaku Co Ltd	1,876
54,874		Nihon Parkerizing Co Ltd	1,267
116,000		Nihon Yamamura Glass Co Ltd	205
5,110,800	e	Nine Dragons Paper Holdings Ltd	3,994
70,000	e	Nippon Carbide Industries Co I	156
146,000		Nippon Denko Co Ltd	389
194,800		Nippon Kayaku Co Ltd	2,190
1,995,800	e	Nippon Light Metal Holdings Co Ltd	2,609
367,000		Nippon Paint Co Ltd	5,557
229,800	e	Nippon Paper Industries Co Ltd	4,333
156,000	e	Nippon Shokubai Co Ltd	1,847
163,000		Nippon Soda Co Ltd	883
3,978,870		Nippon Steel Corp	10,857
48,810		Nippon Synthetic Chemical Industry Co Ltd	351
215,000		Nippon Valqua Industries Ltd	596
165,000	*,e	Nippon Yakin Kogyo Co Ltd	528
145,800		Nissan Chemical Industries Ltd	2,183
146,200		Nisshin Steel Holdings Co Ltd	1,252
60,000		Nittetsu Mining Co Ltd	235
189,196		Nitto Denko Corp	9,073
326,921		NOF Corp	2,365
138,216		Noranda Aluminium Holding Corp	568
305,084	e	Norbord, Inc	8,039
39,802		Norddeutsche Affinerie AG.	2,162
1,044,648		Norsk Hydro ASA	5,201
155,822	*,e	North American Palladium Ltd	76
13,010,000	*	North Mining Shares Co Ltd	622
678,979	*	Northam Platinum Ltd	2,510
1,134,279		Northern Star Resources Ltd	1,190
344,582	*	Novagold Resources, Inc	1,256
19,822	e	Novolipetsk Steel (GDR)	251
670,416		Nucor Corp	33,883
1,116,318	e	Nufarm Ltd	4,132
401,890		Nuplex Industries Ltd	1,208
459,253	e	Nyrstar	1,709
86,450	*,m	Nyrstar (Strip VVPR)	0	^
245,000	*	Ocean Plastics Co Ltd	356
337,500	*	OceanaGold Corp	714
1,060,259		OJI Paper Co Ltd	4,742
94,000		Okamoto Industries, Inc	316
268,552	e	Olin Corp	7,415
33,007		Olympic Steel, Inc	947
181,075		OM Group, Inc	6,015
350,588	*	OM Holdings Ltd	101
64,257		Omnia Holdings Ltd	1,288
149,564	*	Omnova Solutions, Inc	1,552
3,142,929		OneSteel Ltd	3,954
669,134		Orica Ltd	13,616
753,600		Oriental Union Chemical Corp	739
1,706,742	*	Orora Ltd	2,176
11,800		Osaka Steel Co Ltd	207
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,359,537	*	Osisko Mining Corp	$20,908
1,215,665	*,e	Outokumpu Oyj	323
4,862,660	*	Outokumpu Oyj-New	1,229
1,066,980	*	Owens-Illinois, Inc	36,096
385,537		Oxiana Ltd	1,275
187,507	e	Pacific Metals Co Ltd	697
14,800		Pack Corp	283
997,111		Packaging Corp of America	70,167
2,553,405	e	Pan African Resources plc	616
200,100		Pan American Silver Corp	2,572
644,626		Pan Australian Resources Ltd	944
44,074		Papeles y Cartones de Europa S.A.	238
308,118	*,e	Papillon Resources Ltd	379
402,630	*,e	Paramount Gold and Silver Corp	495
242,400	*	Paranapanema S.A.	394
87,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	144
26,622	*	Penford Corp	382
663,688	*	Perseus Mining Ltd	267
211,115	e	Peter Hambro Mining plc	272
506,462	*	Petra Diamonds Ltd	1,260
3,479,500		Petronas Chemicals Group BHD	7,369
264,041	*,m	Pike River Coal Ltd	0	^
623,518		PolyOne Corp	22,858
11,560		Poongsan	341
58,210		Poongsan Corp	1,398
422,114		Portucel Empresa Produtora de Pasta e Papel S.A.	1,921
132,109		POSCO	36,884
48,800		POSCO M-Tech Co Ltd	272
8,231		POSCO Refractories & Environment Co Ltd	992
50,000	*	Potash Corp of Saskatchewan	1,811
1,312,982	e	Potash Corp of Saskatchewan (Toronto)	47,495
1,090,272		PPC Ltd	3,024
846,898		PPG Industries, Inc	163,841
310,258		Praxair, Inc	40,634
160,400	*,e	Premier Gold Mines Ltd	274
488,300		Press Metal BHD	339
100,200	*,e	Pretium Resources, Inc	582
110,000	*	Primero Mining Corp	797
2,726,500		PT Aneka Tambang Tbk	274
2,378,600		PT Indocement Tunggal Prakarsa Tbk	4,925
13,687,700		PT International Nickel Indonesia Tbk	3,419
11,168,500		PT Krakatau Steel Tbk	508
3,675,000		PT Semen Gresik Persero Tbk	5,166
6,735,000		PT Timah Tbk	1,163
6,907,587		PTT Global Chemical PCL (Foreign)	15,401
49,189		Quaker Chemical Corp	3,878
424,638	*,e	Qualipak International Holdings Ltd	47
17,540		Rallis India Ltd	51
161,900		Randgold Resources Ltd	12,153
98,361		Rautaruukki Oyj	1,091
461,656		Regis Resources Ltd	972
404,872		Reliance Steel & Aluminum Co	28,608
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
250,767		Rengo Co Ltd	$1,343
709,348		Rentech, Inc	1,348
267,376	*,e	Resolute Forest Products	5,372
846,969		Resolute Mining Ltd	467
132,782		Rexam plc	1,079
58,011		RHI AG.	1,867
81,738	*	Rio Alto Mining Ltd	162
361,296		Rio Tinto Ltd	21,310
1,624,761		Rio Tinto plc	90,609
200,319		Rock-Tenn Co (Class A)	21,148
273,963		Rockwood Holdings, Inc	20,383
673,700	*	Romarco Minerals, Inc	427
116,000		Rotam Global Agrosciences Ltd	245
81,850	*	Royal Bafokeng Platinum Ltd	507
123,129		Royal Gold, Inc	7,710
344,482		RPC Group plc	3,628
532,187		RPM International, Inc	22,267
120,890	*	RTI International Metals, Inc	3,358
349,400	*,e	Rubicon Minerals Corp	370
20,397		Sa des Ciments Vicat	1,719
221,000		Sakai Chemical Industry Co Ltd	686
99,400		Sakata INX Corp	942
49,281	e	Salzgitter AG.	1,951
2,833		Sam Kwang Glass Ind Co Ltd	136
25,546		Samsung Fine Chemicals Co Ltd	1,177
246,040		San Fang Chemical Industry Co Ltd	244
107,267	*	Sandfire Resources NL	581
117,700	*,e	Sandstorm Gold Ltd	660
174,000		Sanyo Chemical Industries Ltd	1,116
207,000	*	Sanyo Special Steel Co Ltd	868
619,294	*	Sappi Ltd	2,177
655,520		Satipel Industrial S.A.	3,337
552,309	*	Schmolz + Bickenbach AG.	770
97,490	e	Schnitzer Steel Industries, Inc (Class A)	2,813
165,519		Schweitzer-Mauduit International, Inc	7,049
196,831		Scotts Miracle-Gro Co (Class A)	12,062
46,200	*,e	Seabridge Gold, Inc	328
47,606		Seah Besteel Corp	1,223
2,498		SeAH Holdings Corp	254
11,868		SeAH Steel Corp	1,202
2,026,605		Sealed Air Corp	66,615
1,652,000		Sekisui Plastics Co Ltd	4,407
535,820		SEMAFO, Inc	1,890
120,269		Semapa-Sociedade de Investimento e Gestao	1,765
189,612		Sensient Technologies Corp	10,696
11,828	*,e	Sequana S.A.	110
1,323,945		Sesa Goa Ltd	4,181
17,850		Sesoda Corp	19
236,604	e	Severstal (GDR)	1,799
1,363,000		Shandong Chenming Paper Holdings Ltd	613
951,050		Shandong Chenming Paper Holdings Ltd (Class B)	470
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	71
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
246,300	m	Shanghai Yaohua Pilkington Glass Co Ltd	$155
201,000		Sheng Yu Steel Co Ltd	152
597,000	e	Sherritt International Corp	2,085
489,680		Sherwin-Williams Co	96,531
218,000	*	Shihlin Paper Corp	324
38,000		Shikoku Chemicals Corp	274
11,529	*	Shine Co Ltd	146
512,612		Shin-Etsu Chemical Co Ltd	29,222
60,200		Shin-Etsu Polymer Co Ltd	225
3,316,032		Shinkong Synthetic Fibers Corp	1,113
259,000		Shiny Chemical Industrial Co Ltd	485
6,362,000	*,e	Shougang Concord International Enterprises Co Ltd	308
1,509,723	e	Showa Denko KK	2,137
5,800		Siam Cement PCL	75
196,300		Siam Cement PCL (ADR)	2,536
384,100		Siam Cement PCL (Foreign)	4,942
1,289,804		Sibanye Gold Ltd	2,742
209,368		Sigma-Aldrich Corp	19,551
1,131,000	m	Sijia Group Co	1
1,800		Sika AG.	7,363
191,443		Silgan Holdings, Inc	9,480
368,662	*	Silver Lake Resources Ltd	147
100,842	*	Silver Standard Resources, Inc	1,001
755,684		Silver Wheaton Corp	17,144
362,577	e	Silvercorp Metals, Inc	708
278,386	*,e	Sims Group Ltd	2,537
1,852,000	e	Sinochem Hong Kong Holding Ltd	239
1,116,000		Sinon Corp	620
4,802,850		Sinopec Shanghai Petrochemical Co Ltd	1,241
248,160	*,e	Sirius Resources NL	562
35,402		SK Chemicals Co Ltd	2,098
24,767		SKC Co Ltd	722
580,826		Smurfit Kappa Group plc	14,086
113,130		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,585
2,028		Societe Internationale de Plantations d’Heveas S.A.	130
9,872		SODIFF Advanced Materials Co Ltd	343
1,056,478		Solar Applied Materials Technology Co	935
274,200		Solvay S.A.	43,073
15,770		Songwon Industrial Co Ltd	156
275,491		Sonoco Products Co	11,301
259,351	*	South Valley Cement	243
385,000		Southeast Cement Co Ltd	215
1,989,245	e	Southern Copper Corp (NY)	57,907
211,521	e	Ssab Svenskt Stal AB (Series A)	1,634
97,178	e	Ssab Svenskt Stal AB (Series B)	652
44,540	*	Ssangyong Cement Industrial Co Ltd	383
620,881	*,e	St Barbara Ltd	158
679,875		Steel Dynamics, Inc	12,095
12,700		Stella Chemifa Corp	181
64,666		Stepan Co	4,175
457,602	*,e	Stillwater Mining Co	6,777
5,036		STO AG.	1,041
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,787,552		Stora Enso Oyj (R Shares)	$29,833
1,338,221		Sumitomo Bakelite Co Ltd	5,148
1,557,329		Sumitomo Chemical Co Ltd	5,742
1,714,618		Sumitomo Metal Mining Co Ltd	21,491
1,341,193		Sumitomo Osaka Cement Co Ltd	5,542
46,000	e	Sumitomo Seika Chemicals Co Ltd	310
25,412	e	Sumitomo Titanium Corp	441
270,261	*	SunCoke Energy, Inc	6,173
3,011,979	*	Sundance Resources Ltd	269
13,211		Supreme Industries Ltd	111
592,100		Suzano Papel e Celulose S.A.	2,187
160,410		Symrise AG.	8,014
37,980		Syngenta AG.	14,418
1,457,655		Synthos S.A.	2,354
73,389	*	Syrah Resources Ltd	261
94,100		Ta Ann Holdings BHD	120
1,200,320		TA Chen Stainless Pipe	574
1,037		Taekwang Industrial Co Ltd	1,335
161,403	*,e	Tahoe Resources, Inc	3,414
102,700	*	Tahoe Resources, Inc (Toronto)	2,171
1,777,916		Taiheiyo Cement Corp	6,403
9,527,988		Taiwan Cement Corp	14,737
1,065,600		Taiwan Fertilizer Co Ltd	2,236
335,345		Taiwan Hon Chuan Enterprise Co Ltd	728
155,000		Taiwan Prosperity Chemical Corp	156
795,980	*	Taiwan Styrene Monomer	461
18,800		Taiyo Ink Manufacturing Co Ltd	556
172,464		Taiyo Nippon Sanso Corp	1,357
103,000		Takasago International Corp	595
104,000		Takiron Co Ltd	428
49,592	*	Taminco Corp	1,042
120,154	*,e	Tanzanian Royalty Exploration Corp	291
258,359	*	Taseko Mines Ltd	512
1,154,956		Tata Steel Ltd	7,629
972,000		TCC International Holdings Ltd	489
13,231		Technosemichem Co Ltd	478
838,952	e	Teck Cominco Ltd	18,107
6,827,713		Teijin Ltd	16,917
32,119		Ten Cate NV	988
38,600		Tenma Corp	534
70,884		Ternium S.A. (ADR)	2,097
26,395	e	Tessenderlo Chemie NV	761
70,008	*,e	Texas Industries, Inc	6,274
201,381	*,e	Thompson Creek Metals Co, Inc (Toronto)	439
331,075		Thye Ming Industrial Co Ltd	384
53,162	*	ThyssenKrupp AG.	1,426
2,586,000	e	Tiangong International Co Ltd	625
1,865,808	*	Tiger Resources Ltd	634
399,236	*	Timmins Gold Corp	502
61,257	*	Titan Cement Co S.A.	2,143
295,000		Toagosei Co Ltd	1,260
34,900	e	Toho Titanium Co Ltd	209
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
169,000		Toho Zinc Co Ltd	$512
701,000		Tokai Carbon Co Ltd	2,375
1,018,000	e	Tokuyama Corp	3,326
107,700		Tokyo Ohka Kogyo Co Ltd	2,378
152,796	*,e	Tokyo Rope Manufacturing Co Ltd	236
115,400		Tokyo Steel Manufacturing Co Ltd	618
1,317,750		Ton Yi Industrial Corp	1,501
100,625		Topco Technologies Corp	257
246,000		Topy Industries Ltd	434
593,534		Toray Industries, Inc	3,916
962,005		Tosoh Corp	3,706
485,000		Toyo Ink Manufacturing Co Ltd	1,957
164,000		Toyo Kohan Co Ltd	803
118,750		Toyo Seikan Kaisha Ltd	1,927
1,896,676		Toyobo Co Ltd	2,972
1,555,500		TPI Polene PCL	533
88,117		Tredegar Corp	2,028
728,335		TSRC Corp	1,090
108,975	e	Tubacex S.A.	502
127,313	e	Tubos Reunidos S.A.	361
815,900		Tung Ho Steel Enterprise Corp	694
1,170,571	*	Turquoise Hill Resources Ltd	3,918
1,407,136		UBE Industries Ltd	2,592
19,357	*	UFP Technologies, Inc	472
64,641		Ultra Tech Cement Ltd	2,371
221,802		Umicore	11,311
34,600		Uniao de Industrias Petroquimicas S.A.	7
9,791		Unid Co Ltd	556
471,629		United Phosphorus Ltd	1,460
11,878		United States Lime & Minerals, Inc	669
829,695	e	United States Steel Corp	22,908
619,000		Universal Cement Corp	622
25,829	*	Universal Stainless & Alloy	872
1,566,632		UPC Technology Corp	701
1,187,524	e	UPM-Kymmene Oyj	20,317
338,228		Uralkali (GDR)	8,012
44,658	*	US Concrete, Inc	1,049
71,203	e	US Silica Holdings Inc	2,718
2,515,987		USI Corp	1,630
930,862	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	4,197
2,509,518		Vale S.A.	34,751
3,556,806		Vale S.A. (Preference)	44,440
67,609		Valspar Corp	4,876
158,219	e	Vedanta Resources plc	2,385
251		Vetropack Holding AG.	464
180,636		Victrex plc	6,067
143,684	*,e	Viohalco S.A.	932
251,596		Voestalpine AG.	11,072
170,173		Vulcan Materials Co	11,308
86,171	e	Wacker Chemie AG.	10,518
2,981,382	e	Walter Energy, Inc	22,539
158,378	e	Wausau Paper Corp	2,016
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,694,000	e	West China Cement Ltd	$528
415,974		West Fraser Timber Co Ltd	19,002
190,590	e	Western Areas NL	589
287,718	*,e	Western Desert Resources Ltd	136
999,100		Western Forest Products, Inc	2,178
347,768		Westlake Chemical Corp	23,015
16,860	*	WHX Corp	371
1,975,000	*	Winsway Coking Coal Holding Ltd	93
278,090		Worthington Industries, Inc	10,637
881,028	*	WR Grace & Co	87,372
1,118,000	*,e	Xinjiang Xinxin Mining Industry Co Ltd	150
500,000		Xiwang Special Steel Co Ltd	59
963,355	e	Yamana Gold, Inc	8,435
4,612		Yamato Kogyo Co Ltd	145
312,017		Yara International ASA	13,820
570,000		Yeun Chyang Industrial Co Ltd	510
1,895,670	*	Yieh Phui Enterprise	588
1,710,600		Yingde Gases	1,632
582,000	e	Yip’s Chemical Holdings Ltd	403
145,000		Yodogawa Steel Works Ltd	601
42,970		Youlchon Chemical Co Ltd	602
1,380,500		Youyuan International Holdings Ltd	392
1,537,285		Yuen Foong Yu Paper Manufacturing Co Ltd	698
387,457		Yule Catto & Co plc	1,830
99,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	255
40,189		Zaklady Azotowe w Tarnowie-Moscicach S.A.	804
40,165		Zaklady Chemiczne Police S.A.	279
361,512		Zeon Corp	3,269
90,489		Zep, Inc	1,602
46,000	e	Zhaojin Mining Industry Co Ltd	27
44,894		Zignago Vetro S.p.A.	388
22,869,800	e	Zijin Mining Group Co Ltd	4,854
		TOTAL MATERIALS	6,631,543

MEDIA - 3.5%
1,500,000		ABS-CBN Holdings Corp (ADR)	1,072
19,200	*,e	Adways, Inc	290
82,762		AH Belo Corp (Class A)	958
208,160	e	Aimia, Inc	3,342
100,615	*	AMC Entertainment Holdings, Inc	2,440
904,788	*	AMC Networks, Inc	66,131
194,366		Antena 3 de Television S.A.	2,995
575,901	*	APN News & Media Ltd	319
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	340
34,900		Asatsu-DK, Inc	719
2,774,100		Astro Malaysia Holdings BHD	2,722
92,059		Avex Group Holdings, Inc	1,619
46,781		Axel Springer AG.	2,994
10,390		Beasley Broadcasting Group, Inc	95
1,264,200		BEC World PCL (Foreign)	2,128
16,228,600		Benpres Holdings Corp	1,685
159,895		Borussia Dortmund GmbH & Co KGaA	865
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,056,776		British Sky Broadcasting plc	$183,517
150,637	e	Cablevision Systems Corp (Class A)	2,541
113,371		Cairo Communication S.p.A.	1,054
95,005	*	Carmike Cinemas, Inc	2,837
2,487,412		CBS Corp (Class B)	153,722
61,000	*	Central European Media Enterprises Ltd (Class A)	181
286,073	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	841
164,382	*	Charter Communications, Inc	20,252
95,010	*	Cheil Communications, Inc	2,143
108,066		Chime Communications plc	616
6,520,000	*	ChinaVision Media Group Ltd	1,462
247,473		Cinemark Holdings, Inc	7,179
157,669	e	Cineplex Galaxy Income Fund	6,000
254,456		Cineworld Group plc	1,318
436,000	*	City Telecom (HK) Ltd	130
14,500		CJ CGV Co Ltd	710
25,844	*	CJ E&M Corp	1,088
33,070		Clear Channel Outdoor Holdings, Inc (Class A)	301
20,182		Cogeco Cable, Inc	1,047
13,745,344		Comcast Corp (Class A)	687,542
1,672		Comcast Corp (Special Class A)	82
17,300	*,e	COOKPAD, Inc	411
191,511	*,e	Corus Entertainment, Inc	4,229
130,247	*	Crown Media Holdings, Inc (Class A)	500
48,980		CTS Eventim AG.	3,269
280,543	*,e	Cumulus Media, Inc (Class A)	1,939
71,200		CyberAgent, Inc	2,726
379,972	*	Cyfrowy Polsat S.A.	2,683
33,110		Daekyo Co Ltd	206
65,300		Daiichikosho Co Ltd	1,973
3,025	*,e	Daily Journal Corp	523
666,279	e	Daily Mail & General Trust	9,657
4,190,747	*	DEN Networks Ltd	13,440
239,170		Dentsu, Inc	9,057
62,960	*,e	Dex Media, Inc	579
79,200	e	DHX Media Ltd	324
2,827,304	*	DIRECTV	216,063
530,455	*	Discovery Communications, Inc (Class A)	43,869
294,383	*	Discovery Communications, Inc (Class C)	22,685
2,026,883	*	DISH Network Corp (Class A)	126,092
772,072	*	Dogan Yayin Holding	180
37,144	*,e	DreamWorks Animation SKG, Inc (Class A)	986
100,846	*	Eniro AB	904
92,110	*	Entercom Communications Corp (Class A)	928
231,973	*	Entertainment One Ltd	1,276
240,562		Entravision Communications Corp (Class A)	1,612
1,261,991		Eros International Media Ltd	3,580
888,200	*,e	Eros International plc	14,273
104,360		Eutelsat Communications	3,542
121,928	*	EW Scripps Co (Class A)	2,161
4,845		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	91
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
358,000		Fuji Television Network, Inc	$6,569
67,000		Gakken Co Ltd	186
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	58
561,406		Gannett Co, Inc	15,495
191,882	*,e	Gestevision Telecinco S.A.	2,236
70,520	*,e	Global Sources Ltd	632
183,408	*	Gray Television, Inc	1,902
4,682,427		Grupo Televisa S.A.	31,228
55,000		Grupo Televisa SAB (ADR)	1,831
174,408	*	Gruppo Editoriale L’Espresso S.p.A.	403
274,800	*	Hakuhodo DY Holdings, Inc	1,914
166,868		Harte-Hanks, Inc	1,475
30,909	*	Hathway Cables and Datacom Pvt Ltd	126
313,942		Havas S.A.	2,348
182,000	*,e	HC International, Inc	467
27,907	*,e	Hemisphere Media Group, Inc	351
32,450		Hyundai Hy Communications & Network Co	159
1,069,882	*	IBN18 Broadcast Ltd	455
859,008		Informa plc	7,576
2,970,970		Interpublic Group of Cos, Inc	50,922
39,840		IPSOS	1,615
9,079,733		ITV plc	29,010
11,561		Jagran Prakashan Ltd	20
677,555		JC Decaux S.A.	29,654
23,182	*	Jcontentree Corp	85
14,955,170		John Fairfax Holdings Ltd	12,719
159,624		John Wiley & Sons, Inc (Class A)	9,201
170,379	*	Journal Communications, Inc (Class A)	1,510
321,310	*,e	Juventus Football Club S.p.A.	107
2,661		Kabel Deutschland Holding AG.	366
82,681	e	Kadokawa Holdings, Inc	2,639
6,184		Kinepolis	1,210
27,180		KT Skylife Co Ltd	610
77,610		Lagardere S.C.A.	3,080
61,061	*	Lamar Advertising Co (Class A)	3,114
980,424	*,e	Liberty Global plc	39,913
979,228	*	Liberty Global plc (Class A)	40,736
196,686	*	Liberty Media Corp	25,713
516,962	e	Lions Gate Entertainment Corp	13,818
545,518	*	Live Nation, Inc	11,865
4,837		Loen Entertainment, Inc	102
40,187		Loral Space & Communications, Inc	2,842
67,357		M6-Metropole Television	1,465
176,533	*	Madison Square Garden, Inc	10,024
666,400		Major Cineplex Group PCL	389
91,255	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	413
190,439	*,e	McClatchy Co (Class A)	1,223
877,538		McGraw-Hill Cos, Inc	66,956
454,600		MCOT PCL	410
176,847		MDC Partners, Inc	4,036
1,202,800		Media Chinese International Ltd	336
76,854	*,e	Media General, Inc (Class A)	1,412
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,310,100		Media Prima BHD	$947
9,744,751	*	Mediaset S.p.A.	54,500
250,000		Megacable Holdings SAB de C.V.	1,015
136,108	e	Meredith Corp	6,319
139,345		Modern Times Group AB (B Shares)	6,507
50,680		Morningstar, Inc	4,005
80,900		Multiplus S.A.	891
648,541		Naspers Ltd (N Shares)	71,465
264,519		National CineMedia, Inc	3,968
490,770	e	New York Times Co (Class A)	8,402
346,664	*	News Corp	5,970
91,748	e	Nexstar Broadcasting Group, Inc (Class A)	3,442
69,900	e	Next Co Ltd	540
618,900	*,e	Nine Entertainment Co Holdings Ltd	1,342
135,599	*,e	Numericable SAS	5,330
402,978		Omnicom Group, Inc	29,256
169,654	*,e	PagesJaunes Groupe S.A.	435
255,595		Pearson plc	4,538
557,962	*	Perform Group plc	2,279
3,070,000		Phoenix Satellite Television Holdings Ltd	1,034
1,076,000		Pico Far East Holdings Ltd	312
929,245	*	Premiere AG.	8,019
365,953	*,e	Promotora de Informaciones S.A.	212
791,567		ProSiebenSat. Media AG.	36,309
11,600		Proto Corp	162
33,655,000		PT Bhakti Investama Tbk	1,022
7,214,400		PT Global MediaCom Tbk	1,502
4,422,000		PT Media Nusantara Citra Tbk	1,034
5,388,600		PT MNC Sky Vision Tbk	1,137
208,121		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,633
4,300,300		PT Surya Citra Media Tbk	1,216
7,765,500	*	PT Visi Media Asia Tbk	224
71,723		Publicis Groupe S.A.	6,475
100,572	e	Quebecor, Inc	2,456
190,696		REA Group Ltd	8,641
34,162	*,e	ReachLocal, Inc	336
56,847	*	Reading International, Inc	417
2,525,116		Reed Elsevier NV	54,635
5,060,343		Reed Elsevier plc	77,330
327,086	e	Regal Entertainment Group (Class A)	6,110
32,228	*	Rentrak Corp	1,943
274,666		Rightmove plc	12,087
388,552		RTL Group	44,252
17,741		Saga Communications, Inc	882
33,270		Salem Communications	332
96,021	e	Sanoma-WSOY Oyj	669
56,500		Saraiva S.A. Livreiros Editores	400
60,420		SBS Media Holdings Co Ltd	268
104,838		Schibsted ASA	6,500
101,343		Scholastic Corp	3,494
534,421		Scripps Networks Interactive (Class A)	40,568
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,190		SES Global S.A.	$3,850
53,320	*,e	SFX Entertainment, Inc	376
547,678	e	Shaw Communications, Inc (B Shares)	13,079
99,000		Shochiku Co Ltd	845
212,507	e	Sinclair Broadcast Group, Inc (Class A)	5,757
227,101	e	Singapore Press Holdings Ltd	759
540,000	e	SinoMedia Holding Ltd	453
17,001,609	*	Sirius XM Holdings, Inc	54,405
85,831	*	Sizmek, Inc	912
1,426,345		Sky Network Television Ltd	7,745
482,000		Sky Perfect Jsat Corp	2,583
21,961	*	SM Entertainment Co	978
2,680,000	*	SMI Corp Ltd	102
548,700		Smiles S.A.	8,766
1,073,743		Societe Television Francaise 1	17,751
705,424		Southern Cross Media Group	898
512,499	*	Starz-Liberty Capital	16,543
21,867	*	Stroer Out-of-Home Media AG.	394
391,763		STW Communications Group Ltd	510
47,000	*	T4F Entretenimento S.A.	99
123,353		Telenet Group Holding NV	7,604
1,973,643	e	Television Broadcasts Ltd	11,834
8,041,430	*,e	Ten Network Holdings Ltd	2,056
693,113	e	Thomson Corp	23,704
373,146	e	Thomson Corp (Toronto)	12,755
941,015		Time Warner Cable, Inc	129,088
3,524,263		Time Warner, Inc	230,240
181,600	e	Toei Animation Co Ltd	4,580
709,885		Toei Co Ltd	4,262
82,005		Toho Co Ltd	1,644
22,600		Tohokushinsha Film Corp	160
58,700		Tokyo Broadcasting System, Inc	678
848,963	*	Tribune Co	67,620
329,170	*	Trinity Mirror plc	1,059
21,800		TV Asahi Corp	395
2,690,463		TV Azteca S.A. de C.V.	1,642
398,606		TVN S.A.	2,186
4,544,748		Twenty-First Century Fox, Inc	145,296
1,524		Twenty-First Century Fox, Inc (Class B)	47
391,100		United Business Media Ltd	4,446
143,246	*,e	Usen Corp	449
18,400	e	ValueCommerce Co Ltd	183
1,508,000		VGI Global Media PCL	532
3,226,532		Viacom, Inc (Class B)	274,223
1,909,600	*	Viva China Holdings Ltd	110
7,698,797		Walt Disney Co	616,442
781,230		West Australian Newspapers Holdings Ltd	1,439
1,333,000	*	Wisdom Holdings Group	899
36,448		Wolters Kluwer NV	1,028
29,600	*	Woongjin Thinkbig Co Ltd	196
106,315	e	World Wrestling Entertainment, Inc (Class A)	3,070
2,847,048		WPP plc	58,826
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,100		YG Entertainment, Inc	$483
8,405,838	*	Zee Entertainment Enterprises Ltd	7,351
489,581		ZEE Telefilms Ltd	2,227
28,800	e	Zenrin Co Ltd	290
		TOTAL MEDIA	4,386,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
13,600	*,e	3-D Matrix Ltd	551
18,156	*,e	AB Science S.A.	318
6,152,571		AbbVie, Inc	316,242
206,934		Abcam plc	1,342
48,168	*	Ablynx NV	637
336,607	*,e	Acadia Pharmaceuticals, Inc	8,190
37,830	*,e	Accelerate Diagnostics, Inc	825
31,641	*,e	Acceleron Pharma, Inc	1,092
70,447	*,e	AcelRx Pharmaceuticals, Inc	846
302,946	*,e	Achillion Pharmaceuticals, Inc	997
184,709	*	Acorda Therapeutics, Inc	7,002
509,318		Acrux Ltd	815
954,336	*	Actavis plc	196,450
265,065		Actelion Ltd	25,120
49,050	*,e	Active Biotech AB	219
452,434		Adcock Ingram Holdings Ltd	2,543
87,000	*	Adimmune Corp	114
97,179	*,e	Aegerion Pharmaceuticals, Inc	4,482
20,069	*	Aerie Pharmaceuticals, Inc	425
266,941	*,e	Affymetrix, Inc	1,903
1,131,750		Agilent Technologies, Inc	63,287
22,732	*,e	Agios Pharmaceuticals, Inc	890
186,945	*,e	Akorn, Inc	4,113
83,738	*,e	Albany Molecular Research, Inc	1,557
876,941	*	Alexion Pharmaceuticals, Inc	133,409
54,579	*,e	Alimera Sciences, Inc	431
6,865		ALK-Abello AS	830
2,261,932	*	Alkermes plc	99,729
1,857,691		Allergan, Inc	230,539
206,859	*	Alnylam Pharmaceuticals, Inc	13,888
106,962	*,e	AMAG Pharmaceuticals, Inc	2,070
2,935,298		Amgen, Inc	362,040
100,632	*,e	Amicus Therapeutics, Inc	208
100,676	*,e	Ampio Pharmaceuticals, Inc	639
77,296	*,e	Anacor Pharmaceuticals, Inc	1,547
31,600	*,e	AnGes MG, Inc	148
16,692	*,e	Aratana Therapeutics, Inc	310
837,852	*,e	Arena Pharmaceuticals, Inc	5,278
113,770	*,e	Ariad Pharmaceuticals, Inc	917
204,259	*	Arqule, Inc	419
380,032	*	Array Biopharma, Inc	1,786
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
74,000		ASKA Pharmaceutical Co Ltd	$744
510,121		Aspen Pharmacare Holdings Ltd	13,614
2,234,485		Astellas Pharma, Inc	26,529
1,376,458		AstraZeneca plc	89,232
258,680		AstraZeneca plc (ADR)	16,783
255,585		Aurobindo Pharma Ltd	2,190
23,834	*	Auspex Pharmaceuticals Inc	733
155,525	*,e	Auxilium Pharmaceuticals, Inc	4,227
453,005	*	AVANIR Pharmaceuticals, Inc	1,663
205,518	*,e	AVEO Pharmaceuticals, Inc	307
28,874		Basilea Pharmaceutica	3,299
32,332	*	Bavarian Nordic AS	588
2,716,562		Bayer AG.	367,887
14,274	*,e	BIND Therapeutics, Inc	171
104,811		Biocon Ltd	746
94,685	*,e	BioDelivery Sciences International, Inc	799
31,227		Biogaia AB (B Shares)	1,025
1,458,220	*	Biogen Idec, Inc	446,026
303,271	*	BioMarin Pharmaceuticals, Inc	20,686
240,000	*	Bioneer Corp	3,545
67,101	*	Bio-Rad Laboratories, Inc (Class A)	8,597
6,511		Biotest AG. (Preference)	842
139,378	*,e	Biotime, Inc	459
213,959	*	Biovail Corp	28,206
518,089	*	Biovail Corp (Toronto)	68,160
7,635,749	*	Biovitrum AB	83,787
18,501	*,e	Bluebird Bio, Inc	421
13,987		Boiron S.A.	1,137
7,762,474		Bristol-Myers Squibb Co	403,260
235,918	*	Bruker BioSciences Corp	5,377
429,753	*	BTG plc	3,895
61,498		Bukwang Pharmaceutical Co Ltd	834
180,693	*	Cambrex Corp	3,410
19,752	*	Cara Therapeutics Inc	368
2,385,901	*	Celgene Corp	333,072
397,968	*,e	Cell Therapeutics, Inc	1,353
16,586	*	Celladon Corp	198
323,739	*,e	Celldex Therapeutics, Inc	5,720
12,283	*	Celltrion Pharm Inc	130
176,940		Celltrion, Inc	7,314
9,535	*,e	Cellular Dynamics International, Inc	142
76,086	*,e	Cempra, Inc	879
109,000	*	Center Laboratories, Inc	255
210,292	*,e	Cepheid, Inc	10,847
209,142	*	Charles River Laboratories International, Inc	12,620
243,517	*,e	Chelsea Therapeutics International, Inc	1,344
79,472	*,e	ChemoCentryx, Inc	527
26,564	*,e	Chimerix, Inc	607
67,000		China Chemical & Pharmaceutical Co Ltd	52
4,627,000	e	China Medical System Holdings Ltd	5,248
5,590,000	e	China Pharmaceutical Group Ltd	4,952
891,000	e	China Shineway Pharmaceutical Group Ltd	1,553
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,400	*,e	Chiome Bioscience Inc	$461
14,234		Chong Kun Dang Pharm Corp	761
5,775		Chong Kun Dang Pharmaceutical Corp	428
8,359		Choongwae Pharma Corp	133
332,660		Chugai Pharmaceutical Co Ltd	8,497
423,675		Cipla Ltd	2,717
5,770,093		CK Life Sciences International Holdings, Inc	596
127,182	e	Clinigen Group plc	1,146
79,408	*	Clovis Oncology, Inc	5,501
8,600		CMIC Co Ltd	143
17,164	*	Concert Pharmaceuticals Inc	231
10,927	*,e	Contatus Pharmaceuticals, Inc	89
146,742	*,e	Corcept Therapeutics, Inc	640
79,197	*,e	Coronado Biosciences, Inc	157
4,718	*	Cosmo Pharmaceuticals S.p.A	569
211,359	*	Covance, Inc	21,960
742,487		CSL Ltd	47,958
16,000	*	CTC BIO, Inc	277
164,833	*	Cubist Pharmaceuticals, Inc	12,058
251,695	*,e	Curis, Inc	710
251,503	*,e	Cytokinetics, Inc	2,389
196,184	*,e	Cytori Therapeutics, Inc	530
17,647		Daewoong Pharmaceutical Co Ltd	1,165
1,003,378		Daiichi Sankyo Co Ltd	16,907
316,194		Dainippon Sumitomo Pharma Co Ltd	5,019
1,136,000		Dawnrays Pharmaceutical Holdings Ltd	808
487,231	*,e	Dendreon Corp	1,457
232,606	*	Depomed, Inc	3,373
8,749	*	Dicerna Pharmaceuticals Inc	247
50,720		Divi S Laboratories Ltd	1,160
9,720		Dong-A Pharmaceutical Co Ltd	1,098
6,061		Dong-A ST Co Ltd	668
7,195		DongKook Pharmaceutical Co Ltd	234
216,495		Dr Reddy’s Laboratories Ltd	9,348
40,502	*,e	Durata Therapeutics, Inc	545
473,732	*	Dyax Corp	4,254
814,738	*,e	Dynavax Technologies Corp	1,467
197,342		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	198
289,216	e	Eisai Co Ltd	11,242
11,424	*	Eleven Biotheraputics Inc	185
2,616,873		Eli Lilly & Co	154,029
158,746	*	Emergent Biosolutions, Inc	4,011
69,564	*,e	Enanta Pharmaceuticals, Inc	2,782
999,182	*,e	Endo International plc	68,594
94,634	*,e	Endocyte, Inc	2,253
135,404		Enzon Pharmaceuticals, Inc	139
18,241	*,e	Epizyme, Inc	415
25,400		EPS Co Ltd	277
9,758	*,e	Esperion Thereapeutics, Inc	148
10,001		Eurofins Scientific	2,990
159,707	*,e	Evolutec Group plc	288
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
122,030	*,e	Evotec AG.	$651
217,692	*,e	Exact Sciences Corp	3,085
582,534	*,e	Exelixis, Inc	2,062
3,060,000	*,e	Extrawell Pharmaceutical Holdings Ltd	164
293,154		Faes Farma S.A.	1,009
11,152		FDC Ltd	24
70,256	*,e	Fibrocell Science, Inc	367
15,150	*,e	Five Prime Therapeutics, Inc	298
1,350	*	Flexion Therapeutics Inc	22
80,017	*,e	Fluidigm Corp	3,526
734,992	*	Forest Laboratories, Inc	67,818
55,620	*,m	Forest Laboratories, Inc CVR	53
27,493	*,e	Foundation Medicine, Inc	890
44,000		Fuji Pharma Co Ltd	863
20,746	*	Furiex Pharmaceuticals Inc	1,805
105,000		Fuso Pharmaceutical Industries Ltd	371
27,178	*,e	Galapagos NV	600
742,267	*,e	Galena Biopharma, Inc	1,856
47,942	*	Genmab AS	1,944
1,230	*	Genocea Biosciences Inc	22
93,378	*,e	Genomic Health, Inc	2,460
2,428,000	*,e	Genomma Lab Internacional S.A. de C.V.	6,243
88,311		Genus plc	1,461
550,649	*,e	Geron Corp	1,145
138,738		Gerresheimer AG.	9,006
9,079,587	*	Gilead Sciences, Inc	643,379
5,405,537		GlaxoSmithKline plc	144,140
26,143	*	GlycoMimetics Inc	427
47,000		GlycoNex, Inc	157
110,000	*,e	GNI Group Ltd	354
59,486	*,e	Golf Trust Of America, Inc	318
10,537		Green Cross Corp	1,250
24,000		Green Cross Holdings Corp	362
420,792		Grifols S.A.	23,060
241		Grifols S.A. (Class B)	10
72,709	*,e	GTx, Inc	111
260,000	*,e	H Lundbeck AS	8,010
287,360	*,e	Halozyme Therapeutics, Inc	3,649
25,910	*	Han All Pharmarceutical Co	100
27,825	*	Hanmi Holdings Co Ltd	355
7,468	*	Hanmi Pharm Co Ltd	803
25,167	*,e	Harvard Apparatus Regenerative Technology, Inc	228
100,669	*	Harvard Bioscience, Inc	477
12,816	e	Haw Par Corp Ltd	85
326,878		Hikma Pharmaceuticals plc	9,050
64,791		Hisamitsu Pharmaceutical Co, Inc	2,924
38,235		Hi-Tech Pharmacal Co, Inc	1,657
182,094	*,e	Horizon Pharma, Inc	2,753
144,655	*	Hospira, Inc	6,256
2,868,480		Hua Han Bio-Pharmaceutical Holdings Ltd	632
6,945		Huons Co Ltd	265
26,363	*,e	Hyperion Therapeutics, Inc	680
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
314,198	*,e	Idenix Pharmaceuticals, Inc	$1,895
11,900		Il Dong Pharmaceutical Co Ltd	150
836,421	*,e	Illumina, Inc	124,342
18,415		Ilyang Pharmaceutical Co Ltd	450
276,289	*,e	Immunogen, Inc	4,125
224,354	*,e	Immunomedics, Inc	945
266,691	*	Impax Laboratories, Inc	7,046
219,918	*	Incyte Corp	11,770
149,092	*,e	Infinity Pharmaceuticals, Inc	1,773
6,863	*	Innocell Corp	171
2,765,701	*,e	Inovio Biomedical Corp	9,210
143,258	*	Insmed, Inc	2,728
26,313	*,e	Insys Therapeutics, Inc	1,090
32,797	*	Intercept Pharmaceuticals, Inc	10,816
343,550	*,e	InterMune, Inc	11,499
38,497	*,e	Intrexon Corp	1,012
36,132		Ipsen	1,480
325,463	*	Ironwood Pharmaceuticals, Inc	4,010
477,542	*,e	Isis Pharmaceuticals, Inc	20,635
16,400	*,e	Japan Tissue Engineering Co Lt	246
426,485	*	Jazz Pharmaceuticals plc	59,145
10,300	e	JCR Pharmaceuticals Co Ltd	236
10,950		Jeil Pharmaceutical Co	174
13,121,637		Johnson & Johnson	1,288,938
83,521		Kaken Pharmaceutical Co Ltd	1,320
17,951	*	KaloBios Pharmaceuticals, Inc	49
29,176	*	Kamada Ltd	418
23,759	*,e	Karyopharm Therapeutics, Inc	734
271,488	*,e	Keryx Biopharmaceuticals, Inc	4,626
22,177	*	Kindred Biosciences Inc	411
112,500		Kissei Pharmaceutical Co Ltd	2,788
4,780		Kolon Life Science, Inc	255
56,785	*	Komipharm International Co Ltd	433
137,230		Kwang Dong Pharmaceutical Co Ltd	1,037
126,236		Kyorin Co Ltd	2,406
947,091		Kyowa Hakko Kogyo Co Ltd	10,092
44,123	*,e	KYTHERA Biopharmaceuticals, Inc	1,754
69,322		Laboratorios Almirall S.A.	1,185
25,509		Laboratorios Farmaceuticos Rovi S.A	343
125,387	*	Lannett Co, Inc	4,479
731,902	*,e	Lexicon Pharmaceuticals, Inc	1,266
18,990	*	LG Life Sciences Ltd	682
165,733	*,e	Ligand Pharmaceuticals, Inc (Class B)	11,147
2,938,000		Lijun International Pharmaceutical Holding Ltd	1,201
175,900	*	Livzon Pharmaceutical Group, Inc	1,068
466,369		Lonza Group AG.	47,586
139,716	*	Luminex Corp	2,530
234,835	*	Lupin Ltd	3,669
18,671	*,e	MacroGenics, Inc	520
123,373	*	Mallinckrodt plc	7,823
528,996	*,e	MannKind Corp	2,127
533,833	*	Mayne Pharma Group Ltd	469
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
793,972		Meda AB (A Shares)	$12,217
273,167	*	Medicines Co	7,763
124,918	*	Medigen Biotechnology Corp	1,055
105,900	*,e	Medinet Co Ltd	286
129,819	*,e	Medivation, Inc	8,356
28,097	*,e	Medivir AB	497
5,369		Medy-Tox, Inc	732
35,308	*,e	MEI Pharma, Inc	393
11,094,548		Merck & Co, Inc	629,837
157,558		Merck KGaA	26,534
388,301	*,e	Merrimack Pharmaceuticals, Inc	1,957
208,063	*,e	Mesoblast Ltd	1,058
126,761	*	Mettler-Toledo International, Inc	29,875
287,175	*,e	MiMedx Group, Inc	1,760
14,100		Mochida Pharmaceutical Co Ltd	1,010
229,707	*	Momenta Pharmaceuticals, Inc	2,676
106,803	*	Morphosys AG.	9,933
22,167,242	*,m	MPM Bioventures II	1,886
2,310,350	*	Mylan Laboratories, Inc	112,814
60,070	*,e	Myriad Genetics, Inc	2,054
42,900	*,e	NanoCarrier Co Ltd	589
171,261	*,e	Nanosphere, Inc	368
369,044	*,e	Navidea Biopharmceuticals, Inc	683
412,155	*	Nektar Therapeutics	4,995
110,393	*,e	NeoGenomics, Inc	383
242,858	*	Neurocrine Biosciences, Inc	3,910
53,017	*,e	NewLink Genetics Corp	1,506
173,400		Nichi-iko Pharmaceutical Co Ltd	2,674
207,000		Nippon Shinyaku Co Ltd	3,933
5,183,457		Novartis AG.	440,117
213,441		Novartis AG. (ADR)	18,147
573,428	*,e	Novavax, Inc	2,598
3,171,496		Novo Nordisk AS	144,405
166,910		Novozymes AS	7,337
747,058	*	NPS Pharmaceuticals, Inc	22,359
93,774	*,e	Omeros Corp	1,132
17,790	*,m	Omthera Pharmaceuticals, Inc	11
45,877	*,e	OncoGenex Pharmaceutical, Inc	540
12,680	*,e	OncoMed Pharmaceuticals, Inc	427
16,310	*,e	Onconova Therapeutics, Inc	103
99,000	*,e	OncoTherapy Science, Inc	160
122,000		Oneness Biotech Co Ltd	196
179,595	e	Ono Pharmaceutical Co Ltd	15,613
27,454	*,e	Ophthotech Corp	981
578,451	*,e	Opko Health, Inc	5,391
396,478	*,e	Orexigen Therapeutics, Inc	2,577
17,414	*,e	Orexo AB	353
111,345	e	Orion Oyj (Class B)	3,361
59,578	*,e	Osiris Therapeutics, Inc	782
760,369		Otsuka Holdings KK	22,747
29,737	*,e	OvaScience, Inc	266
181,752	*,e	Pacific Biosciences of California, Inc	972
86,740	*,e	Pacira Pharmaceuticals, Inc	6,071
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
810,000	*	Paion AG.	$3,720
249,243	*	Parexel International Corp	13,482
462,668	e	PDL BioPharma, Inc	3,845
5,600	*,e	PeptiDream, Inc	438
478,903	*,e	Peregrine Pharmaceuticals, Inc	910
333,757		PerkinElmer, Inc	15,039
766,599		Perrigo Co plc	118,562
25,590,397		Pfizer, Inc	821,964
342,006	*,e	Pharmacyclics, Inc	34,276
46,861	*	PharmaEngine Inc	370
45,580	*	Pharmicell Co Ltd	165
76,000	*,e	Pharmstandard (GDR)	661
227,865	*	Phytohealth Corp	310
129,103		Piramal Healthcare Ltd	1,188
77,444	*,e	Portola Pharmaceuticals, Inc	2,006
105,331	e	Pozen, Inc	843
264,557	*	Prestige Brands Holdings, Inc	7,209
184,706	*,e	Progenics Pharmaceuticals, Inc	755
51,595	*,e	Prothena Corp plc	1,977
23,888,800		PT Kalbe Farma Tbk	3,099
31,218	*,e	PTC Therapeutics, Inc	816
91,316	*	Puma Biotechnology, Inc	9,510
41,695	*	Qiagen NV	876
483,203	*,e	Qiagen NV (NASDAQ)	10,191
1,493,806		Questcor Pharmaceuticals, Inc	96,993
54,546	*	Quintiles Transnational Holdings, Inc	2,769
157,131	*	Ranbaxy Laboratories Ltd	960
186,123	*,e	Raptor Pharmaceutical Corp	1,861
73,175	*	Receptos, Inc	3,069
248,372		Recordati S.p.A.	4,346
246,678	*	Regeneron Pharmaceuticals, Inc	74,072
32,089	*,e	Regulus Therapeutics, Inc	289
19,553	*	Relypsa, Inc	583
148,295	*	Repligen Corp	1,907
28,800	*,e	ReproCELL, Inc	252
70,383	*,e	Repros Therapeutics, Inc	1,249
56,517	*	Retrophin, Inc	1,202
16,778	*	Revance Therapeutics, Inc	528
141,182		Richter Gedeon Rt	2,463
317,574	*	Rigel Pharmaceuticals, Inc	1,232
992,688		Roche Holding AG.	298,564
104,000		Rohto Pharmaceutical Co Ltd	1,836
63,838	*	Sagent Pharmaceuticals	1,492
757,741	*	Salix Pharmaceuticals Ltd	78,510
189,984	*,e	Sangamo Biosciences, Inc	3,435
2,039,952		Sanofi-Aventis	213,173
78,656		Santen Pharmaceutical Co Ltd	3,480
116,195	*,e	Sarepta Therapeutics, Inc	2,792
77,500		Sawai Pharmaceutical Co Ltd	4,748
220,898	*	Sciclone Pharmaceuticals, Inc	1,005
248,088		Scinopharm Taiwan Ltd	665
214,201	*,e	Seattle Genetics, Inc	9,759
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,361	*	Seegene, Inc	$1,822
267,100		Seikagaku Corp	3,563
343,275	*,e	Sequenom, Inc	841
510,000		Shandong Luoxin Pharmacy Stock Co Ltd	657
179,000	m	Shanghai Dingli Technology Dev	112
1,061,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	3,700
17,000	*,e	Shin Nippon Biomedical Laboratories Ltd	172
776,343		Shionogi & Co Ltd	14,352
1,043,007		Shire Ltd	51,634
7,078		Siegfried Holding AG.	1,337
121,545	*,e	SIGA Technologies, Inc	377
9,798,400		Sihuan Pharmaceutical Holdings	11,837
5,484,000		Sino Biopharmaceutical	4,681
91,000		Sinphar Pharmaceutical Co Ltd	150
81,341		Sirtex Medical Ltd	1,173
4,254,176	*,m	Skyline Venture Fund II Ltd	245
976,029	*,m	Skyline Venture Fund III Ltd	47
15,400	*	Sosei Group	396
239,298	e	Spectrum Pharmaceuticals, Inc	1,876
144,315		Stada Arzneimittel AG.	6,182
3,732		Stallergenes	303
246,100		Standard Chemical & Pharma	329
273,260	*,e	Starpharma Holdings Ltd	193
29,041	*,e	Stemline Therapeutics, Inc	591
46,710	*,e	Sucampo Pharmaceuticals, Inc (Class A)	334
127,373	*	Sun Pharma Advanced Research Company Ltd	312
1,540,200		Sun Pharmaceutical Industries Ltd	14,849
101,195	*,e	Sunesis Pharmaceuticals, Inc	669
72,730	*,e	Supernus Pharmaceuticals, Inc	650
65,943	*	Synageva BioPharma Corp	5,471
250,930	*,e	Synergy Pharmaceuticals, Inc	1,332
157,101	*,e	Synta Pharmaceuticals Corp	677
39,669		Taisho Pharmaceutical Holdings Co Ltd	3,195
57,339	*	Taiwan Liposome Co Ltd	487
61,200	e	Takara Bio, Inc	830
720,020		Takeda Pharmaceutical Co Ltd	34,080
351,777		Tanabe Seiyaku Co Ltd	4,922
109,762	*	Targacept, Inc	521
12,618		Tecan Group AG.	1,516
94,306		Techne Corp	8,051
8,900	*,e	tella, Inc	136
94,224	*,e	TESARO, Inc	2,778
37,004	*	Tetraphase Pharmaceuticals, Inc	403
1,094,769		Teva Pharmaceutical Industries Ltd	57,695
149,533		Teva Pharmaceutical Industries Ltd (ADR)	7,901
50,104	*,e	TG Therapeutics, Inc	346
268,291	*,e	TherapeuticsMD, Inc	1,693
63,347	*,e	Theravance, Inc	1,960
1,524,505		Thermo Electron Corp	183,306
277,283	*,e	Threshold Pharmaceuticals, Inc	1,320
59,568	*,e	ThromboGenics NV	1,688
472,000	e	Tong Ren Tang Technologies Co Ltd	1,517
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,400		Torii Pharmaceutical Co Ltd	$402
19,200		Torrent Pharmaceuticals Ltd	169
26,300	e	Towa Pharmaceutical Co Ltd	1,135
19,359	*,e	Transgene S.A.	316
216,393	e	Tsumura & Co	5,200
224,485		TTY Biopharm Co Ltd	731
133,228		UCB S.A.	10,688
19,097	*	Ultragenyx Pharmaceutical, Inc	934
6,000	*,e	UMN Pharma, Inc	124
6,460		Unichem Laboratories Ltd	25
721,500	*,e	United Laboratories Ltd	432
53,940	*	United Therapeutics Corp	5,072
401,449	*,e	Vanda Pharmaceuticals, Inc	6,524
445,681	*	Vectura Group plc	1,139
52,454	*,e	Verastem, Inc	566
619,424	*	Vertex Pharmaceuticals, Inc	43,806
249,172	*,e	Vical, Inc	321
5,367		Virbac S.A.	1,197
16,713	*	ViroMed Co Ltd	792
316,871	*,e	Vivus, Inc	1,882
211,718	*	Waters Corp	22,952
1,024,000	*	Winteam Pharmaceutical Group Ltd	462
103,123		Wockhardt Ltd	788
37,388	*	Xencor Inc	439
186,615	*,e	Xenoport, Inc	965
604,304	*,e	XOMA Corp	3,148
8,832		Yuhan Corp	1,509
214,410	*	Yungjin Pharmaceutical Co Ltd	373
170,000		YungShin Global Holding Corp	305
9,259	*,e	Zealand Pharma AS	118
215,313	*	Zeltia S.A.	792
25,300		Zeria Pharmaceutical Co Ltd	515
242,661	*,e	ZIOPHARM Oncology, Inc	1,111
3,971,094		Zoetis Inc	114,923
290,179	*,e	Zogenix, Inc	826
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,639,017

REAL ESTATE - 3.2%
748,510		Abacus Property Group	1,632
208,393		Acadia Realty Trust	5,497
1,563		Activia Properties Inc	12,571
393,928		Acucap Properties Ltd	1,495
4,450	e	Advance Residence Investment Corp	9,470
31,242		Aeon Mall Co Ltd	800
126,968	*	Africa Israel Investments Ltd	293
14,138	*	Africa Israel Properties Ltd	255
109,531		AG Mortgage Investment Trust	1,918
6,352,500	e	Agile Property Holdings Ltd	5,220
54,577		Agree Realty Corp	1,660
1,472,459	e	AIMS AMP Capital Industrial REIT	1,572
63,604	*	Airport City Ltd	660
24,600		Airport Facilities Co Ltd	182
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	$370
163,487		Alexander & Baldwin, Inc	6,958
7,144		Alexander’s, Inc	2,579
118,605		Alexandria Real Estate Equities, Inc	8,606
146,500		Aliansce Shopping Centers S.A.	1,154
1,661,364		Allan Gray Property Trust	1,188
11,249,943		Allco Commercial Real Estate Investment Trust	11,242
42,217		Allied Properties Real Estate Investment Trust	1,318
19,872		Allreal Holding AG.	2,866
170,748		Alony Hetz Properties & Investments Ltd	1,175
4,850	*	AL-ROV Israel Ltd	201
6,102	*	Alrov Properties and Lodgings Ltd	186
154,129		Alstria Office REIT-AG.	2,066
209,095	e	Altisource Residential Corp	6,599
4,729,600		Amata Corp PCL (Foreign)	2,165
130,165		American Assets Trust,Inc	4,392
65,552		American Campus Communities, Inc	2,448
781,904		American Capital Agency Corp	16,803
200,720		American Capital Mortgage, Inc	3,768
94,015		American Homes 4 Rent	1,571
1,737,981		American Realty Capital Properties, Inc	24,367
54,853	*,e	American Residential Properties, Inc	986
699,949		American Tower Corp	57,305
131,596		Amot Investments Ltd	425
1,502,835		AMP NZ Office Trust	1,304
65,910		AmREIT, Inc (Class B)	1,092
1,593,392		Anant Raj Industries Ltd	1,524
8,096		ANF Immobilier	267
1,846,966		Annaly Capital Management, Inc	20,261
563,535		Anworth Mortgage Asset Corp	2,795
1,182,600	*	AP Thailand PCL (Foreign)	190
174,579		Apartment Investment & Management Co (Class A)	5,276
142,059	e	Apollo Commercial Real Estate Finance, Inc	2,362
76,737		Ares Commercial Real Estate Corp	1,029
1,419,122		Argosy Property Ltd	1,121
71,711		Armada Hoffler Properties, Inc	720
1,430,073	*,e	ARMOUR Residential REIT, Inc	5,892
347,176		Arrowhead Properties Ltd	231
201,051		Artis Real Estate Investment Trust	2,861
1,109,000	e	Ascendas Hospitality Trust	649
1,464,000		Ascendas India Trust	897
444,587		Ascendas REIT	800
1,157,302	e	Ascott Residence Trust	1,101
60,809		Ashford Hospitality Prime, Inc	919
229,694		Ashford Hospitality Trust, Inc	2,589
216,943		Associated Estates Realty Corp	3,675
426,950	e	Australand Property Group	1,673
36,824	*	AV Homes, Inc	666
412,678		AvalonBay Communities, Inc	54,193
622,003	e	Aveo Group	1,167
43,483	e	Aviv REIT, Inc	1,063
6,828,323		Ayala Land, Inc	4,570
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
123,809		Babcock & Brown Japan Property Trust	$430
12,663,700		Bangkokland PCL	603
873		Bayside Land Corp	229
23,532		Befimmo SCA Sicafi	1,668
2,738,000	e	Beijing Capital Land Ltd	1,006
1,222,000		Beijing North Star Co	281
2,722,000	*	Beijing Properties Holdings Ltd	324
3,893,950	*	Belle Corp	487
1,430,859	e	Beni Stabili S.p.A.	1,234
4,761,352	*,m	BGP Holdings plc	0	^
305,424		Big Yellow Group plc	2,783
93,721		BioMed Realty Trust, Inc	1,920
243,445	e	Blackstone Mortgage Trust, Inc	6,999
1,036	*	BLife Investment Corp	4,166
43,659		Boardwalk Real Estate Investment Trust	2,395
701,896		Boston Properties, Inc	80,388
472,356		BR Malls Participacoes S.A.	4,076
210,300		BR Properties S.A.	1,727
148,576		Brandywine Realty Trust	2,148
206,000		Brasil Brokers Participacoes S.A.	463
84,457		BRE Properties, Inc (Class A)	5,302
621,361		British Land Co plc	6,780
306,384	e	Brixmor Property Group, Inc	6,535
592,572	e	Brookfield Asset Management, Inc	24,137
18,100		Brookfield Canada Office Properties	458
7,964	*	Brookfield Multiplex Group	616
40,000	e	Brookfield Office Properties, Inc	774
72,332	e	Brookfield Office Properties, Inc (Toronto)	1,385
1,188		Brookfield Property Partners LP	22
1,147,549		Bunnings Warehouse Property Trust	2,479
27,698,188		C C Land Holdings Ltd	6,126
87,304	e	CA Immobilien Anlagen AG.	1,579
816,000		Cache Logistics Trust	737
87,975		Calloway Real Estate Investment Trust	2,050
1,521,835		Cambridge Industrial Trust	872
78,445		Camden Property Trust	5,282
246,920	e	Campus Crest Communities, Inc	2,143
69,991		Canadian Apartment Properties REIT	1,350
44,856		Canadian Real Estate Investment Trust	1,829
3,469,400	e	CapitaCommercial Trust	4,107
880,542		Capital & Counties Properties	5,145
3,054,565		Capital Property Fund	3,034
2,630,880	e	CapitaLand Ltd	6,059
6,424,181		CapitaMall Trust	9,666
3,601,273		CapitaMalls Asia Ltd	5,134
770,500		CapitaMalls Malaysia Trust	347
1,115,015		CapitaRetail China Trust	1,242
375,327	e	Capstead Mortgage Corp	4,752
409,712	e	Castellum AB	6,807
23,213	*	CatchMark Timber Trust Inc	326
1,206,000		Cathay Real Estate Development Co Ltd	740
95,744		CBL & Associates Properties, Inc	1,699
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,452,118	*	CBRE Group, Inc	$39,832
809,000	e	CDL Hospitality Trusts	1,066
268,903		Cedar Shopping Centers, Inc	1,643
1,723,000		Central China Real Estate Ltd	452
1,608,100		Central Pattana PCL (Foreign)	2,342
10,000,000		Century Properties Group, Inc	317
1,605,523		CFS Gandel Retail Trust	2,817
1,238,000		CH Karnchang PCL	625
136,122		Challenger Diversified Property Group	324
894,962	e	Chambers Street Properties	6,954
5,995,636		Champion Real Estate Investment Trust	2,741
588,463		Charter Hall Group	2,183
219,000		Chartwell Retirement Residences	2,062
94,489		Chatham Lodging Trust	1,911
183,632		Chesapeake Lodging Trust	4,725
5,000,340		Cheuk Nang Holdings Ltd	4,564
1,446,607		Cheung Kong Holdings Ltd	24,054
1,965,079		Chimera Investment Corp	6,013
2,589,500		China Aoyuan Property Group Ltd	469
9,385,021	*,e	China New Town Development Co Ltd	789
11,080,994	e	China Overseas Land & Investment Ltd	28,792
652,000	*	China Properties Group Ltd	143
4,858,994		China Resources Land Ltd	10,691
2,773,200	e	China SCE Property Holdings Ltd	601
5,442,000	e	China South City Holdings Ltd	2,484
3,668,714		China Vanke Co Ltd	6,116
335,500		Chinese Estates Holdings Ltd	822
50,800		Choice Properties REIT	491
332,080		Chong Hong Construction Co	1,009
5,400,000	e	CIFI Holdings Group Co Ltd	1,060
125,428	e	City Developments Ltd	1,009
389,608		Citycon Oyj	1,385
21,268		Cofinimmo	2,534
26,001	*	Colonia Real Estate AG.	164
290,021		Colony Financial, Inc	6,366
114	*,e	Comforia Residential REIT, Inc	769
212,898		Cominar Real Estate Investment Trust	3,563
1,017,905	m	Commonwealth Property Office Fund	1,184
549,900		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	928
21,877		Consolidated-Tomoka Land Co	881
80,674		Conwert Immobilien Invest AG.	1,068
66,322		Coresite Realty	2,056
15,856		Corio NV	724
392,436	e	Corp Inmobiliaria Vesta SAB de C.V.	795
51,624		Corporate Office Properties Trust	1,375
5,960,882	e	Country Garden Holdings Co Ltd	2,488
366,892		Countrywide plc	4,003
634,908		Cousins Properties, Inc	7,282
2,481	e	Crescendo Investment Corp	1,930
36,900		Crombie Real Estate Investment Trust	445
1,527,000		Cromwell Group	1,361
453,307		Crown Castle International Corp	33,445
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,858,943		CSI Properties Ltd	$244
733,403		CubeSmart	12,585
72,450		CyrusOne, Inc	1,509
621,644		CYS Investments, Inc	5,135
1,470	*,e	DA Office Investment Corp	7,114
109,100		Daibiru Corp	1,161
755,000	e	Daikyo, Inc	1,514
3,395,900		Daiman Development BHD	2,996
13,803		Daito Trust Construction Co Ltd	1,279
1,508,671		Daiwa House Industry Co Ltd	25,615
492	*,e	Daiwa House REIT Investment Corp	1,973
11,563,418		DB RREEF Trust	11,403
1,500,684		DCT Industrial Trust, Inc	11,825
1,198,345	e	DDR Corp	19,749
510,763		Delta Corp Ltd	849
149,900		Derwent London plc	6,776
122,927		Deutsche Euroshop AG.	5,597
267,438		Deutsche Wohnen AG.	5,736
53,549	*	Deutsche Wohnen AG. (New)	1,118
759,891		DiamondRock Hospitality Co	8,929
96,758		DIC Asset AG.	895
323,359	e	Digital Realty Trust, Inc	17,164
10,553,653		DLF Ltd	31,295
44,854	*	Dogus Gayrimenkul Yatirim Ortakligi AS	101
199,999		Douglas Emmett, Inc	5,428
54,213	*	Dream Unlimited Corp	742
428,773		Duke Realty Corp	7,238
23,700		Dundee Industrial Real Estate Investment Trust	202
51,700		Dundee International Real Estate Investment Trust	434
136,374		Dundee Real Estate Investment Trust	3,585
217,224	e	DuPont Fabros Technology, Inc	5,229
211,407		Dynex Capital, Inc	1,892
1,169,800		Eastern & Oriental BHD	761
120,787		EastGroup Properties, Inc	7,599
479,177		Education Realty Trust, Inc	4,729
24,163		Ellington Residential Mortgage REIT	409
1,401,441		Emaar Properties PJSC	3,806
390,918		Emira Property Fund	521
4,912,216		Emlak Konut Gayrimenkul Yatiri	5,784
1,741,333		Emperor International Holdings	423
300,775	e	Empire State Realty Trust, Inc	4,545
194,085		Entertainment Properties Trust	10,362
339,421		Equity Lifestyle Properties, Inc	13,797
227,628		Equity One, Inc	5,085
817,071		Equity Residential	47,382
246,004	e	Essex Property Trust, Inc	41,833
24,053	*	Eurobank Properties Real Estate Investment Co	302
45,433		Eurocommercial Properties NV	1,995
8,562,000	e	Evergrande Real Estate Group	4,052
202,814		Excel Trust, Inc	2,572
1,026,798		Extra Space Storage, Inc	49,810
191,341	e	Fabege AB	2,496
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,869,500	e	Fantasia Holdings Group Co Ltd	$1,022
1,060,802		Far East Consortium	370
1,397,000		Far East Hospitality Trust	912
317,605		Farglory Land Development Co Ltd	542
102,075	*,e	Fastighets AB Balder	1,239
116,222	e	Federal Realty Investment Trust	13,333
2,934,090		Federation Centres	6,432
595,290	*	FelCor Lodging Trust, Inc	5,381
3,485,100		Fibra Uno Administracion S.A. de C.V.	11,273
12,000,000		Filinvest Development Corp	1,342
35,839,000		Filinvest Land, Inc	1,154
79,615		First Capital Realty, Inc	1,264
408,447		First Industrial Realty Trust, Inc	7,891
224,712		First Potomac Realty Trust	2,903
596,292		First Real Estate Investment Trust	511
47,710		FirstService Corp	2,266
3,396		Fonciere Des Regions	315
738,565	*	Forest City Enterprises, Inc (Class A)	14,107
133,152	*	Forestar Real Estate Group, Inc	2,370
277,931		Fortress Income Fund Ltd	374
398,743		Franklin Street Properties Corp	5,024
9,137,800	e	Franshion Properties China Ltd	3,056
637,000		Frasers Centrepoint Trust	903
780		Frontier Real Estate Investment Corp	4,154
725	*	Fukuoka REIT Corp	1,167
4,070,000		Future Land Development Holdin	431
108,749	*	GAGFAH S.A.	1,653
560,309	e	Gaming and Leisure Properties, Inc	20,429
207,980		Gazit Globe Ltd	2,684
16,408		Gazit, Inc	447
2,744		Gecina S.A.	365
2,556,000	*	Gemdale Properties and Investm	163
2,488,787		General Growth Properties, Inc	54,753
69,900	*	General Shopping Brasil S.A.	246
111,662		Getty Realty Corp	2,109
56,633		Gladstone Commercial Corp	982
654,141		Glimcher Realty Trust	6,561
7,756,991		Global Logistic Properties	16,371
670	*	Global One Real Estate Investment Corp	1,970
36,000,000	*	Global-Estate Resorts, Inc	1,482
361,795	*	Globe Trade Centre S.A.	863
280,100		Glomac BHD	93
4,690,895	*	Glorious Property Holdings Ltd	642
3,391	*,e	GLP J-Reit	3,409
178,949		Gold Wheaton Gold Corp (GDR)	492
33,080		Goldcrest Co Ltd	697
1,539,119		Goodman Property Trust	1,283
212,709	e	Government Properties Income Trust	5,360
3,088,581		GPT Group (ASE)	10,497
613,930		Grainger plc	2,469
232,430	e	Gramercy Property Trust, Inc	1,199
34,200		Granite Real Estate Investment Trust	1,258
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
294,652		Great Eagle Holdings Ltd	$1,109
938,496		Great Portland Estates plc	9,880
210,400	*	Greattown Holdings Ltd	80
4,836,347	*,e	Green REIT plc	7,995
382,000		Greenland Hong Kong Holdings Ltd	184
722,900	e	Greentown China Holdings Ltd	782
2,083,927		Growthpoint Properties Ltd	4,825
6,901,300		Guangzhou Investment Co Ltd	1,427
3,450,136	e	Guangzhou R&F Properties Co Ltd	4,995
1,198,000		GZI Real Estate Investment Trust	594
221,342		H&R Real Estate Investment Trust	4,577
3,909		Haesung Industrial Co Ltd	210
597,747	*	Halk Gayrimenkul Yatrm Ortakli	302
48,508		Hamborner AG.	514
3,014,743		Hammerson plc	27,870
1,991,016	e	Hang Lung Group Ltd	10,037
17,097,071		Hang Lung Properties Ltd	49,326
127		Hankyu Reit, Inc	643
48,924	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	702
1,462,953		Hansteen Holdings plc	2,663
181,833		Hatteras Financial Corp	3,428
825,434		HCP, Inc	32,019
565,916		Health Care REIT, Inc	33,729
386,924		Healthcare Realty Trust, Inc	9,344
294,541	e	Healthcare Trust of America, Inc	3,355
106,700		Heiwa Real Estate Co Ltd	1,700
158,653		Helical Bar plc	989
14,816		Heliopolis Housing	63
6,261,800		Hemaraj Land and Development PCL	605
2,058,279		Henderson Land Development Co Ltd	12,045
776,342		Hersha Hospitality Trust	4,526
19,410,600	*,a	Hibernia REIT plc	28,292
319,500		Highwealth Construction Corp	755
370,808		Highwoods Properties, Inc	14,243
1,032,000		HKR International Ltd	410
288,000	e	Ho Bee Investment Ltd	500
44,992		Home Properties, Inc	2,705
261,000		Hong Fok Corp Ltd	153
260,994		Hongkong Land Holdings Ltd	1,690
1,042,000	*,e	Hopson Development Holdings Ltd	973
83,016		Hospitality Properties Trust	2,384
3,586,656		Host Marriott Corp	72,594
871,431	*	Housing Development & Infrastruture Ltd	844
99,260	*	Howard Hughes Corp	14,165
58,328		HRPT Properties Trust	1,534
517,235		Huaku Development Co Ltd	1,269
154,000		Huang Hsiang Construction Co	263
208,275		Hudson Pacific Properties	4,805
256,098	e	Hufvudstaden AB (Series A)	3,613
11,464	*	Hulic Reit, Inc	15,661
430,362		Hung Poo Real Estate Development Corp	397
553,000		Hung Sheng Construction Co Ltd	422
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
444,559		Hyprop Investments Ltd	$3,241
439,125		Hysan Development Co Ltd	1,916
9,699		Icade	959
3,915	e	Ichigo Real Estate Investment Corp	2,386
409,900	*	IDU Co	383
1,444,790		IGB Corp BHD	1,199
1,253,600		IGB Real Estate Investment Trust	438
116,600		Iguatemi Empresa de Shopping Centers S.A.	1,118
1,054,600		IJM Land BHD	956
193,672		Immobiliare Grande Distribuzione	346
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
145,417		Immofinanz Immobilien Anlagen AG.	682
693,635		Indiabulls Real Estate Ltd	635
224	e	Industrial & Infrastructure Fund Investment Corp	1,843
1,841,939		ING Office Fund	5,548
331,835		Inland Real Estate Corp	3,501
181,400		InnVest Real Estate Investment Trust	868
26,900		InterRent Real Estate Investment Trust	137
1,135		Intershop Holdings	443
15,710		Intervest Offices	476
60,893	*	Intu Properties plc	96
480,398		Invesco Mortgage Capital, Inc	7,912
445,524		Investors Real Estate Trust	4,001
1,547,292	*	IOI Properties Group Sdn BHD	1,260
974,468		Is Gayrimenkul Yatirim Ortakligi AS	592
332,180	*	iStar Financial, Inc	4,903
3,579	*,e	Japan Excellent, Inc	4,566
7,086	*	Japan Hotel REIT Investment Corp	3,231
3,160	*	Japan Logistics Fund Inc	7,104
390		Japan Prime Realty Investment Corp	1,263
273		Japan Real Estate Investment Corp	1,374
3,464		Japan Rental Housing Investments, Inc	2,097
940		Japan Retail Fund Investment Corp	1,853
45,265	*,e	JAVELIN Mortgage Investment Corp	607
17,724		Jerusalem Economy Ltd	183
11,792	*	Jerusalem Oil Exploration	553
378,600		JHSF Participacoes S.A.	664
1,959,050		Jiangsu Future Land Co Ltd	984
2,765	e	Joint Reit Investment Corp	2,753
62,565		Jones Lang LaSalle, Inc	7,414
10,100	e	Jowa Holdings Co Ltd	333
1,561,750		K Wah International Holdings Ltd	1,050
5,479,000	*,e	Kaisa Group Holdings Ltd	1,976
228,480		KEE TAI Properties Co Ltd	161
1,893		Kenedix Realty Investment Corp	9,387
859	*	Kenedix Residential Investment Corp	1,849
426,800	*,e	Kenedix, Inc	1,381
245,909	e	Kennedy-Wilson Holdings, Inc	5,535
1,610,419	e	Keppel Land Ltd	4,311
2,316,640	e	Kerry Properties Ltd	7,726
58,900	e	Killam Properties, Inc	543
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
211,199		Kilroy Realty Corp	$12,372
681,532		Kimco Realty Corp	14,912
246,000		Kindom Construction Co	256
476,280	*	King’s Town Construction Co Ltd	420
491,934		Kite Realty Group Trust	2,952
1,852,964		Kiwi Income Property Trust	1,793
79,600		KLCC Property Holdings BHD	155
34,321		Klepierre	1,535
244,792		Klovern AB	1,310
3,250	*	Klovern AB (Preference)	77
110,636		Korea Real Estate Investment Trust Co	215
3,438,130		Kowloon Development Co Ltd	4,161
2,595,026	e	K-REIT Asia	2,356
336,173		Kungsleden AB	2,780
516,185		Kuoyang Construction Co Ltd	284
14,806,000		KWG Property Holding Ltd	8,166
80,346,000		Lai Fung Holdings Ltd	1,745
11,088,250	*	Lai Sun Development	261
548,938		Land Securities Group plc	9,356
4,385,000	*	Langham Hospitality Investments Ltd	2,196
396,959		LaSalle Hotel Properties	12,429
267,400		LBS Bina Group BHD	142
205,110	*	LC Corp S.A.	125
125,774		LEG Immobilien AG.	8,248
382,355		Lend Lease Corp Ltd	4,211
269,011	*	Leopalace21 Corp	1,290
696,456	e	Lexington Corporate Properties Trust	7,598
213,129	e	Liberty International plc	1,003
371,462		Liberty Property Trust	13,729
1,618,281		Link REIT	7,980
1,868,000		Lippo-Mapletree Indonesia Retail Trust	594
724,280		London & Stamford Property plc	1,712
391,000		Long Bon International Co Ltd	239
1,893,400		Longfor Properties Co Ltd	2,616
1,950,000		LPN Development PCL	966
202,400		LPS Brasil Consultoria de Imoveis S.A.	1,151
182,828		LTC Properties, Inc	6,880
85,869		Macerich Co	5,352
491,012		Mack-Cali Realty Corp	10,208
343,727		Macquarie CountryWide Trust	1,142
844,541		Macquarie Goodman Group	3,714
3,132,590	e	Macquarie MEAG Prime REIT	1,970
1,992,878		Mah Sing Group BHD	1,332
5,600	*	Mainstreet Equity Corp	187
35,779	*,e,m	Mapeley Ltd	64
1,516,186	e	Mapletree Commercial Trust	1,474
3,978,000	e	Mapletree Greater China Commercial Trust	2,581
3,060,190		Mapletree Industrial Trust	3,327
3,751,150		Mapletree Logistics Trust	3,119
260,000		Matrix Concepts Holdings BHD	303
100,000		MBK PCL	445
625,368		Medical Properties Trust, Inc	7,998
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,472	*	Medinet Nasr Housing	$75
44,139,200		Megaworld Corp	4,137
31,425		Melisron Ltd	829
54,861		Mercialys S.A	1,149
773,100		Mexico Real Estate Management S.A. de C.V.	1,450
1,271,774		MFA Mortgage Investments, Inc	9,856
587	*	MID Reit, Inc	1,327
167,726		Mid-America Apartment Communities, Inc	11,451
1,792,929	e	Midland Holdings Ltd	958
2,744,000	e	Minmetals Land Ltd	312
1,747,426		Mirvac Group	2,761
782,837		Mitsubishi Estate Co Ltd	18,589
1,873,022		Mitsui Fudosan Co Ltd	57,143
116,000		MKH BHD	172
7,899		Mobimo Holding AG.	1,677
180,613		Monmouth Real Estate Investment Corp (Class A)	1,723
13,500		Morguard North American Reside	119
36,221		Morguard Real Estate Investment Trust	557
2,130	*	Mori Hills REIT Investment Corp	2,816
1,455		Mori Trust Sogo Reit, Inc	2,196
202,109		Multiplan Empreendimentos Imobiliarios S.A.	4,313
383,600		Naim Holdings BHD	402
120,655	e	National Health Investors, Inc	7,295
370,033	e	National Retail Properties, Inc	12,700
113,255,000	*	Natural Park PCL	209
1,718,000	*	Neo-China Land Group Holdings Ltd	330
968,846		New Residential Investment Corp	6,268
4,114,666	e	New World China Land Ltd	3,475
13,463,667		New World Development Co Ltd	13,582
291,788	e	New York Mortgage Trust, Inc	2,270
152,935		Nieuwe Steen Investments NV	927
568	e	Nippon Accommodations Fund, Inc	1,904
428		Nippon Building Fund, Inc	2,240
3,303		Nippon ProLogis REIT, Inc	6,667
35,588	*	Nitsba Holdings 1995 Ltd	571
579,029		Nomura Real Estate Holdings, Inc	11,087
5,059	*	Nomura Real Estate Master Fund, Inc	5,201
493		Nomura Real Estate Office Fund, Inc	2,154
192		Nomura Real Estate Residential Fund, Inc	985
49,669		Northern Property Real Estate Investment Trust	1,245
1,191,107		NorthStar Realty Finance Corp	19,224
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	170
766,783		Norwegian Property ASA	928
123,100		NTT Urban Development Corp	1,159
256,688	e	Omega Healthcare Investors, Inc	8,604
47,087	e	One Liberty Properties, Inc	1,004
1,200,000	*	Orbit Corp Ltd	347
107,558	*	Orco Property Group	147
4,003	*	Orix JREIT, Inc	4,998
1,462,333	e	OUE Hospitality Trust	982
1,856,805	*	Palm Hills Developments SAE	981
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
140,920		Paramount Corp BHD	$72
728,000	e	Parkway Life Real Estate Investment Trust	1,412
453,782		Parkway Properties, Inc	8,282
1,836,862		Parque Arauco S.A.	3,508
42,824	*	Patrizia Immobilien AG.	494
330,900		Pavilion Real Estate Investment Trust	133
233,138		Pebblebrook Hotel Trust	7,873
265,903		Pennsylvania Real Estate Investment Trust	4,800
267,655		Pennymac Mortgage Investment Trust	6,397
800,000	e	Perennial China Retail Trust	334
998,959		Phoenix Mills Ltd	4,164
79,436	e	Physicians Realty Trust	1,106
79,964	e	Piedmont Office Realty Trust, Inc	1,371
136,111		Plum Creek Timber Co, Inc	5,722
10,000	*	Polski Holding Nieruchomosci S.A.	104
2,785,300	e	Poly Hong Kong Investment Ltd	1,234
7,091,160		Polytec Asset Holdings Ltd	1,097
33,052		Post Properties, Inc	1,623
292,906		Potlatch Corp	11,333
2,048,000		Powerlong Real Estate Holdings Ltd	317
1,091	*,e	Premier Investment Co	4,232
6,189		Prestige Estates Projects Ltd	18
1,936,400		Preuksa Real Estate PCL (Foreign)	1,218
107,591	e	Primary Health Properties plc	619
146,892	*	Prime Office AG.	586
1,466,220		Prince Housing & Development Corp	714
1,623,218		Prologis, Inc	66,276
1,679		Property & Building Corp	116
2,737,000	e	Prosperity REIT	791
107,650		PS Business Parks, Inc	9,002
61,328		PSP Swiss Property AG.	5,764
8,067,500		PT Agung Podomoro Land Tbk	203
16,780,000		PT Alam Sutera Realty Tbk	890
9,639,500		PT Bekasi Fajar Industrial Estate Tbk	484
7,544,400		PT Bumi Serpong Damai	1,097
29,434,500		PT Ciputra Development Tbk	3,032
17,321,000		PT Ciputra Property Tbk	1,277
3,949,000		PT Ciputra Surya Tbk	841
5,923,500	*	PT Gading Development Tbk	26
9,451,500		PT Intiland Development Tbk	380
102,439,149		PT Kawasan Industri Jababeka Tbk	2,323
575,500	*	PT Lippo Cikarang Tbk	384
41,930,500		PT Lippo Karawaci Tbk	4,026
2,493,500		PT Metropolitan Land Tbk	108
9,753,000	*	PT Modernland Realty Tbk	385
5,881,000	*	PT Nirvana Development Tbk	138
16,872,000		PT Pakuwon Jati Tbk	523
37,811,500	*	PT Sentul City Tbk	608
16,646,000		PT Summarecon Agung Tbk	1,574
820,082		Public Storage, Inc	138,176
3,871,806	*	Puravankara Projects Ltd	4,429
72,500		Pure Industrial Real Estate Trust	314
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,251	e	QTS Realty Trust, Inc	$1,261
14,466,432		Quality House PCL	1,355
712,992	*	Quintain Estates & Development plc	1,224
783,167		Radium Life Tech Co Ltd	676
268,191	e	RAIT Investment Trust	2,277
245,787		Ramco-Gershenson Properties	4,006
144,553		Rayonier, Inc	6,636
15,000	*,e	Raysum Co Ltd	151
42,227	*,e	Re/Max Holdings, Inc	1,217
2,153,105	*	Realogy Holdings Corp	93,552
111,401	e	Realty Income Corp	4,552
342,977		Rebosis Property Fund Ltd	368
6,288,686		Redefine Income Fund Ltd	5,704
1,846,360	e	Redefine International plc	1,701
313,080	e	Redwood Trust, Inc	6,349
26,524,000		Regal Real Estate Investment Trust	7,424
614,978		Regency Centers Corp	31,401
3,259,000	e	Religare Health Trust	2,202
19,700		Relo Holdings, Inc	1,074
14,811,500	*,e	Renhe Commercial Holdings Co Ltd	917
433,608		Resilient Property Income Fund Ltd	2,341
505,494		Resource Capital Corp	2,816
300,171		Retail Opportunities Investment Corp	4,485
300,053		Retail Properties of America, Inc	4,063
62,805		Rexford Industrial Realty, Inc	891
580,721		RioCan Real Estate Investment Trust	13,989
558,116		RLJ Lodging Trust	14,924
2,744,300		Robinsons Land Corp	1,344
86,429	e	Rouse Properties, Inc	1,490
615,294		Ruentex Development Co Ltd	1,128
147,754	e	Ryman Hospitality Properties	6,283
3,354,288		S.A. Corporate Real Estate Fund	1,274
678,000	e	Sabana Shari’ah Compliant Industrial REIT	555
136,281		Sabra Healthcare REIT, Inc	3,801
265,259		Saf Gayrimenkul Yatirim Ortakligi AS	128
120,000		Saizen REIT	85
19,839,232		Sansiri PCL	1,162
40,800		Sao Carlos Empreendimentos e Participacoes S.A.	593
43,971		Saul Centers, Inc	2,082
180,255		Savills plc	2,006
1,699,200		SC Asset Corp PCL	168
264,457		Segro plc	1,465
97,096		Select Income REIT	2,939
22,199	*	Selvaag Bolig ASA	63
151,671		Senior Housing Properties Trust	3,408
576,909		Shaftesbury plc	6,333
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	545
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	108
24,843,429	*	Shanghai Real Estate Ltd	697
957,000	e	Shell Electric MFG	630
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,168,650	e	Shenzhen Investment Ltd	$1,350
1,868,500	e	Shimao Property Holdings Ltd	4,113
760,254	*	Shining Building Business Co Ltd	630
468,000		Shoei Co Ltd	6,424
1,605,819		Shopping Centres Australasia Property Group	2,476
4,320,293		Shui On Land Ltd	1,206
60,167	e	Silver Bay Realty Trust Corp	934
1,879,332		Simon Property Group, Inc	308,210
12,600	e	Singapore Land Ltd	95
992,600	*,e	SingHaiyi Group Ltd	137
2,709,981		Sino Land Co	3,994
2,132,000	*	Sinolink Worldwide Holdings Ltd	174
9,531,218	e	Sino-Ocean Land Holdings Ltd	5,223
128,367		Sinpas Gayrimenkul Yatirim Ortakligi AS	44
398,778		Sinyi Realty Co	740
66,083	*	Six of October Development & Investment	244
698,304		SL Green Realty Corp	70,263
11,920,715		SM Prime Holdings	3,895
872,805		Sobha Developers Ltd	5,484
7,712		Societe de la Tour Eiffel	529
6,445,500	e	Soho China Ltd	5,303
714,000	e	Soilbuild Business Space REIT	443
80,600		Sonae Sierra Brasil S.A.	670
98,000		Soundwill Holdings Ltd	180
139,108		Sovran Self Storage, Inc	10,217
67,678		Sparkassen Immobilien AG.	500
1,481,000	e	SPH REIT	1,154
1,973,129		Spirit Realty Capital, Inc	21,665
562,406	e	Sponda Oyj	2,666
403,297		ST Modwen Properties plc	2,689
34,748	*,e	St. Joe Co	669
159,528		STAG Industrial, Inc	3,845
1,241,351	e	Starwood Property Trust, Inc	29,283
72,356	*	Starwood Waypoint Residential Trust	2,083
2,926,825		Stockland Trust Group	10,195
1,707,088	*	Strategic Hotels & Resorts, Inc	17,395
23,100		Sumitomo Real Estate Sales Co Ltd	729
761,321		Sumitomo Realty & Development Co Ltd	29,797
290,467		Summit Hotel Properties, Inc	2,696
132,311		Sun Communities, Inc	5,966
24,200	e	Sun Frontier Fudousan Co Ltd	334
3,344,635		Sun Hung Kai Properties Ltd	41,070
1,741,000	e	Sunac China Holdings Ltd	1,013
1,390,000		Sunlight Real Estate Investment Trust	520
1,026,240		Sunstone Hotel Investors, Inc	14,090
2,717,298	e	Suntec Real Estate Investment Trust	3,592
1,845,222	*	Sunteck Realty Ltd	8,429
1,732,058		Sunway BHD	1,612
1,253,200		Sunway Real Estate Investment	522
3,689,000		Supalai PCL	2,035
901,193		Swire Pacific Ltd (Class A)	10,526
1,170,901	e	Swire Properties Ltd	3,342
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
49,565		Swiss Prime Site AG.	$4,215
238,288		Sycom Property Fund	521
1,256,600		TA Global BHD	119
317,528		TAG Tegernsee Immobilien und Beteiligungs AG.	3,940
415,852	*	Taiwan Land Development Corp	156
95,600	e	Takara Leben Co Ltd	295
1,652,454	*	Talaat Moustafa Group	1,814
470,063		Tanger Factory Outlet Centers, Inc	16,452
84,399		Taubman Centers, Inc	5,975
202,966		Technopolis plc	1,178
41,440	*,e	Tejon Ranch Co	1,402
113,818		Terreno Realty Corp	2,152
326,700		TF Administradora Industrial S de RL de C.V.	653
1,481,400		Ticon Industrial Connection PCL	788
81,700		TOC Co Ltd	586
888,079		Tokyo Tatemono Co Ltd	7,609
977,235	*	Tokyu Fudosan Holdings Corp	7,287
1,290	*	Tokyu REIT, Inc	1,560
236	*	Top REIT Inc	1,071
319,778		Torunlar Gayrimenkul Yatirim Ortakligi AS	417
877,800	e	Tosei Corp	5,889
301,000		Tropicana Corp BHD	145
702,880	e	Tuan Sing Holdings Ltd	187
1,261,402		Two Harbors Investment Corp	12,929
165,391		UDR, Inc	4,272
1,545,730		UEM Land Holdings BHD	1,043
74,395	e	UMH Properties, Inc	728
95,204		Unibail-Rodamco	24,708
431,554		Unite Group plc	3,126
6,958,291	*	Unitech Corporate Parks plc	4,495
69,445,608	*	Unitech Ltd	16,334
802,519		United Overseas Land Ltd	4,002
4,503		United Urban Investment Corp	6,626
989,000		Univentures PCL	254
46,164		Universal Health Realty Income Trust	1,950
931,148		UOA Development BHD	619
102,817		Urstadt Biddle Properties, Inc (Class A)	2,124
49,444	*	Vakif Gayrimenkul Yatirim Ortakligi AS	211
22,414		Vastned Retail NV	1,103
1,148,437		Ventas, Inc	69,561
9,057,000		Vista Land & Lifescapes, Inc	1,066
1,043,029		Vornado Realty Trust	102,801
840,163		Vukile Property Fund Ltd	1,335
206,774	e	Wallenstam Byggnads AB (B Shares)	3,391
25,278		Warehouses De Pauw SCA	1,899
238,755		Washington Real Estate Investment Trust	5,701
293,982		Weingarten Realty Investors	8,819
26,467		Wereldhave NV	2,252
100,051	e	Western Asset Mortgage Capital Corp	1,565
4,443,091		Westfield Group	42,322
7,558,759		Westfield Retail Trust	20,927
613,064		Weyerhaeuser Co	17,993
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
352,950		WHA Corp PCL	$340
5,614,413	e	Wharf Holdings Ltd	36,009
1,142,064		Wheelock & Co Ltd	4,476
413,097	e	Wheelock Properties S Ltd	542
76,518		Whitestone REIT	1,105
147,402		Wihlborgs Fastigheter AB	2,871
492,832	e	Wing Tai Holdings Ltd	719
136,460		Winthrop Realty Trust	1,582
176,322		Workspace Group plc	1,742
43,511	e	WP Carey, Inc	2,614
5,825,000	e	Yanlord Land Group Ltd	4,966
1,197,000	*,e	Ying Li International Real Estate Ltd	281
11,753		YNH Property BHD	7
1,133,600	*	YTL Land & Development BHD	307
2,204,320	e	Yuzhou Properties Co	489
21,472		ZAIS Financial Corp	358
608,000		Zall Development Group Ltd	211
2,826,800	*	Zhong An Real Estate Ltd	805
377		Zug Estates Holding AG	507
		TOTAL REAL ESTATE	4,079,016

RETAILING - 3.8%
109,311	*	1-800-FLOWERS.COM, Inc (Class A)	615
85,332		Aaron’s, Inc	2,580
25,691		ABC-Mart, Inc	1,115
86,195	e	Abercrombie & Fitch Co (Class A)	3,319
133,215		Advance Auto Parts, Inc	16,852
618,855	*,e	Aeropostale, Inc	3,107
17,600		Alpen Co Ltd	317
1,521,181	*	Amazon.com, Inc	511,908
421,138	e	American Eagle Outfitters, Inc	5,155
25,656	*	America’s Car-Mart, Inc	942
413,934	*	Ann Taylor Stores Corp	17,170
49,500		AOKI Holdings, Inc	702
171,241		Aoyama Trading Co Ltd	4,496
42,200		Arc Land Sakamoto Co Ltd	805
15,200		Asahi Co Ltd	206
99,018	*	Asbury Automotive Group, Inc	5,477
323,162	*	Ascena Retail Group, Inc	5,584
20,400	e	ASKUL Corp	643
344,813	*	ASOS plc	29,806
73,737	*	Audiovox Corp (Class A)	1,009
434,000		Aurora Corp	791
71,288		Autobacs Seven Co Ltd	1,099
29,800	e	AutoCanada, Inc	1,658
208,828	e	Automotive Holdings Group	756
89,344	*	Autonation, Inc	4,756
130,183	*	AutoZone, Inc	69,921
90,900	*	B2W Companhia Global Do Varejo	1,109
290,766	*	Barnes & Noble, Inc	6,077
2,771,113		Beauty Community PCL (ADR)	1,687
127,082		Bebe Stores, Inc	778
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
637,311	*	Bed Bath & Beyond, Inc	$43,847
5,946,400	e	Belle International Holdings Ltd	5,945
135,000		Belluna Co Ltd	670
3,650,546		Best Buy Co, Inc	96,411
228,300	e	BIC CAMERA, Inc	1,376
73,568		Big 5 Sporting Goods Corp	1,181
74,496	*	Big Lots, Inc	2,821
48,471		Bilia AB (A Shares)	1,553
64,874	*,e	Blue Nile, Inc	2,258
66,312	*,e	Body Central Corp	71
4,502,000		Bonjour Holdings Ltd	803
43,966	e	Bon-Ton Stores, Inc	483
1,287,000	*,e,m	Boshiwa International Holding	2
47,982	*	Boyner Buyuk Magazacilik	125
98,088		Breville Group Ltd	870
201,335		Brown Shoe Co, Inc	5,343
87,753	e	Buckle, Inc	4,019
51,696	*	Burlington Stores, Inc	1,526
130,934	e	Byggmax Group AB	1,027
101,884	*,e	Cabela’s, Inc	6,674
109,463		Canadian Tire Corp Ltd	10,321
67,400		Canon Marketing Japan, Inc	925
1,853,813	*	Carmax, Inc	86,758
275,398	e	Cash Converters International Ltd	244
22,690		Cashbuild Ltd	293
102,902		Cato Corp (Class A)	2,782
106,941	*,e	CDON Group AB	387
598,000		Century Ginwa Retail Holdings Ltd	131
221,697		Chico’s FAS, Inc	3,554
280,005		Children’s Place Retail Stores, Inc	13,947
347,500	e	China Yongda Automobiles Services Holdings Ltd	314
10,399,900	*,e	China ZhengTong Auto Services Holdings Ltd	5,797
29,700		Chiyoda Co Ltd	644
11,000		Chori Co Ltd	120
741,000	e	Chow Sang Sang Holding	1,759
1,564,000	e	Chow Tai Fook Jewellery Group Ltd	2,463
160,424	*	Christopher & Banks Corp	1,060
157,700		Cia Hering	1,903
73,665	*	Citi Trends, Inc	1,200
18,340		CJ O Shopping Co Ltd	6,289
96,796		Clas Ohlson AB (B Shares)	2,048
134,606	*,e	Conn’s, Inc	5,229
185,659	*,e	Container Store Group, Inc	6,303
51,944		Core-Mark Holding Co, Inc	3,771
152,000	e	Courts Asia Ltd	70
337,154	e	CST Brands, Inc	10,533
90,000	*,e	Ctrip.com International Ltd (ADR)	4,538
1,739,000	e	Dah Chong Hong Holdings Ltd	1,131
112,300	*	Daiei, Inc	370
1,271,395	e	David Jones Ltd	3,847
202,600		DCM Japan Holdings Co Ltd	1,356
6,586,736		Debenhams plc	8,781
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,417		Delek Automotive Systems Ltd	$702
6,250		Delticom AG.	306
52,752		Destination Maternity Corp	1,445
162,472	*,e	Destination XL Group, Inc	916
135,622		Dick’s Sporting Goods, Inc	7,406
888,486		Dickson Concepts International Ltd	514
52,355		Dieteren S.A.	2,457
111,313	e	Dillard’s, Inc (Class A)	10,285
70,073		Dogus Otomotiv Servis ve Ticaret AS	258
448,062	*	Dollar General Corp	24,858
294,375	*	Dollar Tree, Inc	15,360
148,338		Dollarama, Inc	11,301
40,110		Don Quijote Co Ltd	2,071
24,500		Doshisha Co Ltd	378
4,310,421	*	DSG International plc	3,542
96,899		DSW, Inc (Class A)	3,475
33,811	*	Dufry Group	5,817
177,346		Dunelm Group plc	2,798
417,483	e	EDION Corp	2,326
214,020		El Puerto de Liverpool SAB de C.V.	2,343
270,000		E-LIFE MALL Corp	566
9,550,000	e	Emperor Watch & Jewellery Ltd	728
431,675		Empresas Hites S.A.	259
3,823,482	*	Empresas La Polar S.A.	333
3,708,000	*	Esprit Holdings Ltd	6,178
1,047,277		Expedia, Inc	75,928
409,336	*	Express Parent LLC	6,500
132,774		Family Dollar Stores, Inc	7,702
1,036,715		Far Eastern Department Stores Co Ltd	915
40,589		Fast Retailing Co Ltd	14,681
274,969		Finish Line, Inc (Class A)	7,449
102,601	*,e	Five Below, Inc	4,358
33,939	*	Folli Follie SA	1,253
1,024,257		Foot Locker, Inc	48,120
369,868	e	Foschini Ltd	3,758
139,134	*,e	Francesca’s Holdings Corp	2,524
139,991		Fred’s, Inc (Class A)	2,521
73,137	*	FTD Cos, Inc	2,326
20,600		Fuji Co Ltd	379
1,893,888	e	GameStop Corp (Class A)	77,839
1,084,423		Gap, Inc	43,442
100,927	*	Genesco, Inc	7,526
357,064		Genuine Parts Co	31,011
49,800		Geo Corp	439
1,480,000	e	Giordano International Ltd	956
436,381		GNC Holdings, Inc	19,209
17,694,600	e	Golden Eagle Retail Group Ltd	24,469
464,000		Goldlion Holdings Ltd	215
23,974,608	e	GOME Electrical Appliances Holdings Ltd	4,057
30,678		Gordmans Stores, Inc	168
84,461		Group 1 Automotive, Inc	5,546
12,877	*	Groupe Fnac	665
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,886,450	*,e	Groupon, Inc	$22,630
316,500	*	Grupo Famsa SAB de C.V.	483
2,414		GS Home Shopping, Inc	538
4,097,000	*	GSH Corp Ltd	261
65,412		Guess?, Inc	1,805
58,700		Gulliver International Co Ltd	457
1,048		GwangjuShinsegae Co Ltd	238
93,500		Hai-O Enterprise BHD	70
514,805		Halfords Group plc	3,967
511,825	e	Hankyu Department Stores, Inc	4,081
135,109	e	Harvey Norman Holdings Ltd	414
69,575		Haverty Furniture Cos, Inc	2,066
12,201,227	e	Hengdeli Holdings Ltd	2,337
1,005,210		Hennes & Mauritz AB (B Shares)	42,872
51,201	*,e	HHgregg, Inc	492
81,552	*,e	Hibbett Sports, Inc	4,312
8,162,226		Home Depot, Inc	645,877
2,880,317		Home Product Center PCL (Foreign)	867
2,126,800		Home Retail Group	7,686
739,990	*	HomeAway, Inc	27,875
15,910	e	Honeys Co Ltd	154
270,900		Hotai Motor Co Ltd	3,276
132,074		HSN, Inc	7,889
60,200	e	Hudson’s Bay Co	986
17,748		Hyundai Department Store Co Ltd	2,371
70,180		Hyundai H&S Co Ltd	1,136
8,372		Hyundai Home Shopping Network Corp	1,231
19,800	e	Ikyu	224
294,086		Imperial Holdings Ltd	5,260
1,297,371		Inchcape plc	13,984
132,096		Inditex S.A.	19,818
48,125		Interpark Corp	553
14,314,700		Intime Retail Group Co Ltd	15,388
291,971		Isetan Mitsukoshi Holdings Ltd	3,602
578,000		IT Ltd	152
59,100		Izumi Co Ltd	1,747
2,419,366		J Front Retailing Co Ltd	16,650
38,609	e	Jardine Cycle & Carriage Ltd	1,393
306,552	e	JB Hi-Fi Ltd	5,328
724,400	*,e	JC Penney Co, Inc	6,244
102,990	e	JD Group Ltd	265
31,600	e	Jin Co Ltd	943
56,315		John Menzies plc	615
105,769	*	JOS A Bank Clothiers, Inc	6,801
67,000		Joshin Denki Co Ltd	536
203,858		JUMBO S.A.	3,651
144,361	*	KappAhl Holding AB	896
237,116		Kathmandu Holdings Ltd	791
37,987	e	Keiyo Co Ltd	172
881,085	e	Kesa Electricals plc	1,724
2,830,661		Kingfisher plc	19,902
82,279	*	Kirkland’s, Inc	1,521
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
644,236	e	Kohl’s Corp	$36,593
39,900	e	Kohnan Shoji Co Ltd	403
39,967		Kolao Holdings	932
38,300		Komeri Co Ltd	1,045
26,900		Konaka Co Ltd	187
118,663		K’s Holdings Corp	3,292
409,705		L Brands, Inc	23,259
13,722		LES Enphants Co Ltd	10
265,368	e	Lewis Group Ltd	1,460
4,920,377	e	Li & Fung Ltd	7,291
2,143,836	*	Liberty Interactive Corp	61,893
161,056	*	Liberty Ventures	20,990
2,181,400	e	Lifestyle International Holdings Ltd	4,438
81,137	*,e	Lifestyle Properties Development Ltd	13
70,971		Lithia Motors, Inc (Class A)	4,717
442,714	*	LKQ Corp	11,666
114,900		Lojas Americanas S.A.	721
446,963		Lojas Americanas S.A.(Preference)	3,296
145,350		Lojas Renner S.A.	4,114
532,357		Lookers plc	1,329
30,809		Lotte Shopping Co Ltd	9,704
2,498,568		Lowe’s Companies, Inc	122,180
1,031,000		Luk Fook Holdings International Ltd	3,259
92,482	*,e	Lumber Liquidators, Inc	8,675
3,427,590		Macy’s, Inc	203,222
194,500		Magazine Luiza S.A.	555
1,211,000	e	Maoye International Holdings Ltd	181
81,978	*	MarineMax, Inc	1,245
53,000		Marisa Lojas S.A.	360
1,805,845		Marks & Spencer Group plc	13,594
678,174		Marui Co Ltd	5,819
38,637	*	Matas A.S.	1,084
37,800		Matsuya Co Ltd	313
40,805	*,e	Mattress Firm Holding Corp	1,952
412,300		MBM Resources BHD	410
71,709	e	Mekonomen AB	1,980
183,252		Men’s Wearhouse, Inc	8,976
898,465		Mercuries & Associates Ltd	585
2,196,998		MFI Furniture plc	13,644
66,672		Mobilezone Holding AG.	738
99,125	e	Monro Muffler, Inc	5,638
94,114	*,e	Mothercare plc	295
404,391		Mr Price Group Ltd	6,044
196,721	*	Murphy USA, Inc	7,985
756,379	e	Myer Holdings Ltd	1,567
199,707		N Brown Group plc	1,905
341,000		National Petroleum Co Ltd	309
300,499	*	NetFlix, Inc	105,785
575,000		New Carphone Warehouse plc	3,117
1,094,000	e	New World Department Store China Ltd	523
143,689	*	New York & Co, Inc	631
524,511		Next plc	57,723
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,000	e	Nice Holdings, Inc	$208
64,600	e	Nishimatsuya Chain Co Ltd	469
40,500	*	Nissen Holdings Co Ltd	165
85,500		Nitori Co Ltd	3,710
550,329		Nordstrom, Inc	34,368
91,621	e	Nutri/System, Inc	1,381
3,650,363	*	Ocado Ltd	28,042
1,871,850	*,e	Office Depot, Inc	7,731
110,000		OfficeMate PCL	122
346,609	*	Orbitz Worldwide, Inc	2,717
483,226	*	O’Reilly Automotive, Inc	71,706
12,859		OrotonGroup Ltd	47
789,000	e	OSIM International Ltd	1,628
26,000		Otsuka Kagu Ltd	230
66,607	*,e	Outerwall, Inc	4,829
110,922	*,e	Overstock.com, Inc	2,185
1,191,285		Pacific Brands Ltd	586
122,980	*	Pacific Sunwear Of California, Inc	365
737,200		Padini Holdings BHD	431
11,900		Pal Co Ltd	229
86,374		Paltac Corp	985
150,000		Pantaloon Retail India Ltd	207
36,800		Paris Miki, Inc	178
497,992		Parkson Holdings BHD	458
1,736,000		Parkson Retail Asia Ltd	1,305
1,425,000	e	Parkson Retail Group Ltd	449
192,694		PC Jeweller Ltd	314
184,086		Penske Auto Group, Inc	7,872
207,746	*	PEP Boys - Manny Moe & Jack	2,643
61,705	e	PetMed Express, Inc	827
878,808	e	Petsmart, Inc	60,541
456,931		Pier 1 Imports, Inc	8,627
16,910		Point, Inc	424
2,647,500	*	Pou Sheng International Holdings Ltd	121
465,818	*	Poundland Group plc	2,951
72,720		Poya Co Ltd	474
10,297		PPR	2,100
113,907		Premier Investments Ltd	1,042
238,803	*	Priceline.com, Inc	284,627
11,798,500		PT ACE Hardware Indonesia Tbk	782
4,917,971	*	PT Matahari Department Store Tbk	6,046
1,292,000		PT Matahari Putra Prima Tbk	307
1,112,000		PT Mitra Adiperkasa Tbk	614
2,578,000	*	PT Mitra Pinasthika Mustika Tbk	266
17,100,500		PT Multipolar Corp Tbk	679
5,671,500		PT Ramayana Lestari Sentosa Tbk	698
5,312,000		PT Tiphone Mobile Indonesia Tbk	388
34,500	*,e	Qunar Cayman Islands Ltd (ADR)	1,055
377,885	*,e	RadioShack Corp	801
1,416,600		Rakuten, Inc	18,922
147,737		Reitmans Canada Ltd	770
32,834	e	Reject Shop Ltd	309
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
201,291		Rent-A-Center, Inc	$5,354
300,401	*	Restoration Hardware Holdings, Inc	22,107
45,330	*	RetailMeNot, Inc	1,451
169,622		RONA, Inc	1,732
586,949		Ross Stores, Inc	41,996
34,600		Ryohin Keikaku Co Ltd	3,336
2,262,000	e	SA SA International Holdings Ltd	1,818
830,766		SACI Falabella	7,311
359,824	*	Sally Beauty Holdings, Inc	9,859
58,649	e	Sanrio Co Ltd	1,980
66,600		Sears Canada, Inc	994
47,431	*,e	Sears Holdings Corp	2,265
76,653	*,e	Sears Hometown and Outlet Stores, Inc	1,813
202,089	*	Select Comfort Corp	3,654
309,000		Senao International Co Ltd	852
76,200		Senshukai Co Ltd	622
26,129	*	Seobu Truck Terminal Co Ltd	446
44,700		Seria Co Ltd	1,653
57,000		Shimachu Co Ltd	1,240
24,703		Shimamura Co Ltd	2,138
7,857		Shinsegae Co Ltd	1,707
3,589		Shinsegae International Co Ltd	265
57,451		Shoe Carnival, Inc	1,324
129,167	*,e	Shutterfly, Inc	5,513
1,196,650		Siam Global House PCL	532
1,057,000		Sichuan Xinhua Winshare Chainstore Co Ltd	603
90,187		Signet Jewelers Ltd	9,547
25,000	e	Signet Jewelers Ltd (London)	2,651
591,425	e	Silver base Group Holdings Ltd	80
144,697		Sonic Automotive, Inc (Class A)	3,253
908,021	*	Sports Direct International plc	12,902
9,298,000	e	Springland International Holdings Ltd	4,129
127,951	e	Stage Stores, Inc	3,128
4,042,496	e	Staples, Inc	45,842
112,200	e	Start Today Co Ltd	2,870
96,705		Stein Mart, Inc	1,355
327,000		Stelux Holdings International	101
69,258	e	Stockmann Oyj Abp (B Share)	1,022
161,918		Super Cheap Auto Group Ltd	1,661
598,761	*	Super Group Ltd	1,630
309,156	*	SuperGroup plc	8,815
36,385		Systemax, Inc	542
226,799		Takashimaya Co Ltd	2,123
26,978		Takkt AG.	594
1,258,495		Target Corp	76,152
56,000		Telepark Corp	505
7,754,865		Test-Rite International Co	5,636
158,856		Thorn Group Ltd	317
212,713		Tiffany & Co	18,325
58,906	*,e	Tile Shop Holdings, Inc	910
50,106	*	Tilly’s, Inc	586
3,145,911		TJX Companies, Inc	190,800
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,100		Tokyo Derica Co Ltd	$108
19,706		Tom Tailor Holding AG.	361
535,700		Tractor Supply Co	37,836
470,224		Trade Me Ltd	1,664
14,732		Trans World Entertainment Corp	53
1,143		Trent Ltd	20
845,474	*	TripAdvisor, Inc	76,591
505,929	e	Truworths International Ltd	3,707
249,000		Tsann Kuen Enterprise Co Ltd	333
174,203		Tsutsumi Jewelry Co Ltd	4,180
162,918	*,e	Tuesday Morning Corp	2,305
1,362,150	*	Ulta Salon Cosmetics & Fragrance, Inc	132,782
23,099	e	United Arrows Ltd	856
1,803,994	*	Urban Outfitters, Inc	65,792
263,590		USS Co Ltd	3,703
3,169		Valora Holding AG.	890
163,767	*	Valuevision International, Inc (Class A)	796
75,889	*,e	Vitacost.com, Inc	538
127,253	*	Vitamin Shoppe, Inc	6,047
84,900	e	VT Holdings Co Ltd	469
148,214		Warehouse Group Ltd	414
63,389	e	Webjet Ltd	162
62,914	*	West Marine, Inc	715
271,877	*,e	Wet Seal, Inc (Class A)	359
124,154	*	WEX, Inc	11,801
347,747		WH Smith plc	6,976
185,919		Williams-Sonoma, Inc	12,390
7,229		Winmark Corp	547
1,707,999		Woolworths Holdings Ltd	11,886
144,463	*	World Duty Free S.p.A	2,026
157,290	e	Wotif.com Holdings Ltd	388
30,300		Xebio Co Ltd	527
125,170	e	Yamada Denki Co Ltd	417
41,800		Yellow Hat Ltd	838
448,561	*	Yoox S.p.A	15,348
119,362	*	Zale Corp	2,496
831,400	e	Zhongsheng Group Holdings Ltd	1,148
3,016	*	zooplus AG.	242
124,303	*,e	zulily, Inc	6,239
66,991	*,e	Zumiez, Inc	1,624
		TOTAL RETAILING	4,761,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
739,000		A-DATA Technology Co Ltd	1,881
176,838	*	Advanced Energy Industries, Inc	4,333
967,138	*,e	Advanced Micro Devices, Inc	3,878
35,223,668		Advanced Semiconductor Engineering, Inc	39,090
162,718	e	Advantest Corp	1,759
122,322	*,e	Aixtron AG.	2,004
544,000		ALI Corp	590
70,341	*	Alpha & Omega Semiconductor Ltd	518
857,275		Altera Corp	31,068
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
138,661	*,e	Ambarella, Inc	$3,704
242,929	*,e	Amkor Technology, Inc	1,666
305,036	*	Anadigics, Inc	519
690,262		Analog Devices, Inc	36,681
4,864,382		Applied Materials, Inc	99,331
223,917	*,e	Applied Micro Circuits Corp	2,217
442,503		Ardentec Corp	392
3,358,609		ARM Holdings plc	56,721
175,784		ARM Holdings plc (ADR)	8,960
97,637	*	Asia Pacific Systems, Inc	802
144,760		ASM International NV	5,804
227,523	e	ASM Pacific Technology	2,210
789,540		ASML Holding NV	73,493
699,644	*	Atmel Corp	5,849
122,766	*	ATMI, Inc	4,175
50,764	*	Atto Co Ltd	427
10,981		Austriamicrosystems AG.	1,542
2,190,949		Avago Technologies Ltd	141,119
418,914	*	Axcelis Technologies, Inc	901
6,700	e	Axell Corp	110
63,579		BE Semiconductor Industries NV	982
3,363,951		Broadcom Corp (Class A)	105,897
260,081		Brooks Automation, Inc	2,843
85,424	*	Cabot Microelectronics Corp	3,759
57,827		Capella Microsystems Taiwan, Inc	216
485,765	*	Cavium Networks, Inc	21,242
83,384	*	Ceva, Inc	1,464
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,760,000	*	China Ruifeng Renewable Energy Holdings Ltd	431
857,000		Chipbond Technology Corp	1,517
249,339		ChipMOS TECHNOLOGIES Bermuda Ltd	5,500
327,953	*,e	Cirrus Logic, Inc	6,516
101,656		Cohu, Inc	1,092
237,302	*	Cree, Inc	13,422
696,497		CSR plc	8,436
459,926	e	Cypress Semiconductor Corp	4,723
25,530	*	D.I Corp	308
245,616		Dainippon Screen Manufacturing Co Ltd	1,134
76,654	*,e	Dialog Semiconductor plc	1,895
120,013	*	Diodes, Inc	3,135
39,172	e	Disco Corp	2,438
28,380	*	Dongbu HiTek Co Ltd	179
77,174	*	DSP Group, Inc	667
20,687	*	Duksan Hi-Metal Co Ltd	354
488,000		Elan Microelectronics Corp	942
252,000		Elite Semiconductor Memory Technology, Inc	417
209,571		eMemory Technology, Inc	1,435
547,462	*	Entegris, Inc	6,630
328,527	*,e	Entropic Communications, Inc	1,344
13,875		Eo Technics Co Ltd	663
2,403,578		Epistar Corp	5,789
438,167	*	E-Ton Solar Tech Co Ltd	252
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,565		Eugene Technology Co Ltd	$381
444,000		Everlight Electronics Co Ltd	1,129
118,898	*	Exar Corp	1,421
35,664	*	EZchip Semiconductor Ltd	909
170,342	*	Fairchild Semiconductor International, Inc	2,349
416,101		Faraday Technology Corp	604
509,603	*	First Solar, Inc	35,565
878,000		Forhouse Corp	367
201,097	*	Formfactor, Inc	1,285
353,000		Formosa Advanced Technologies Co Ltd	224
523,000	*	Formosa Epitaxy, Inc	328
1,383,557	*,e	Freescale Semiconductor Holdings Ltd	33,773
24,551,800	e	GCL Poly Energy Holdings Ltd	8,882
29,927	*	GemVax & Kael Co Ltd	378
424,560	*	Genesis Photonics, Inc	338
70,909		Genius Electronic Optical Co Ltd	211
30,072		Giga Solar Materials Corp	657
446,850	*	Gintech Energy Corp	423
172,000		Global Mixed Mode Technology, Inc	572
117,000		Global Unichip Corp	341
211,100		Globetronics Technology BHD	223
330,000		Greatek Electronics, Inc	350
194,561	*	Green Energy Technology, Inc	166
83,707	*	GSI Technology, Inc	578
440,944	*,e	GT Solar International, Inc	7,518
719,700		Hana Microelectronics PCL (Foreign)	677
13,108,000	*,e	Hanergy Solar Group Ltd	2,062
32,950		Hanmi Semiconductor Co Ltd	408
12,651	*	Hansol LCD, Inc	253
45,600		Hermes Microvision, Inc	1,831
102,863		Hittite Microwave Corp	6,484
458,000		Holtek Semiconductor, Inc	939
1,462,000	*	Hynix Semiconductor, Inc	49,607
14,602	*	ICD Co Ltd	142
24,010		Iljin Display Co Ltd	361
247,620	*,e	Imagination Technologies Group plc	842
1,964,504		Infineon Technologies AG.	23,437
11,888	*	Innox Corp	250
1,903,000	*	Inotera Memories, Inc	1,497
88,133	*	Inphi Corp	1,418
478,927	*	Integrated Device Technology, Inc	5,857
68,175		Integrated Memory Logic Ltd	159
106,872	*	Integrated Silicon Solution, Inc	1,662
13,439,572		Intel Corp	346,875
63,354	*,e	Intermolecular, Inc	177
820,654	*	International Rectifier Corp	22,486
477,904		Intersil Corp (Class A)	6,174
635,648	*	IQE plc	247
94,260		IXYS Corp	1,070
37,876	*	Jusung Engineering Co Ltd	203
1,669,000		King Yuan Electronics Co Ltd	1,387
277,769		Kinsus Interconnect Technology Corp	1,032
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
405,337		Kla-Tencor Corp	$28,025
20,827		Koh Young Technology, Inc	420
71,130		Kontron AG.	488
267,090	*	Kopin Corp	1,010
5,389	*	Kulicke & Soffa Industries, Inc	68
953,888	*	Lam Research Corp	52,464
5,000,000	*	Landing International Development Ltd	472
474,450	*	Lattice Semiconductor Corp	3,720
16,892		LEENO Industrial Inc	472
292,726		Lextar Electronics Corp	318
1,520,846		Linear Technology Corp	74,050
142,000		Lingsen Precision Industries Ltd	98
655,000		Lite-On Semiconductor Corp	465
757,985		LSI Logic Corp	8,391
168,396	*	LTX-Credence Corp	1,500
446,632	*	Lumens Co Ltd	5,610
47,370	*	MA-COM Technology Solutions	973
4,930,400	*	Macronix International	1,024
2,472,851		Marvell Technology Group Ltd	38,947
622,983		Maxim Integrated Products, Inc	20,633
103,409	*,e	MaxLinear, Inc	980
4,310,154		MediaTek, Inc	63,798
21,900	*,e	Megachips Corp	257
49,685		Melexis NV	1,923
13,057		Melfas, Inc	124
147,070		Micrel, Inc	1,630
931,958	e	Microchip Technology, Inc	44,510
4,418,295	*	Micron Technology, Inc	104,537
43,259		Micronas Semiconductor Holdings, Inc	343
416,303	*	Microsemi Corp	10,420
21,900		Mimasu Semiconductor Industry Co Ltd	195
75,788		Mitsui High-Tec, Inc	508
222,036		MKS Instruments, Inc	6,637
118,856		Monolithic Power Systems, Inc	4,608
164,217	*,e	MoSys, Inc	746
452,000	*	Motech Industries, Inc	797
884,000		MPI Corp	2,869
77,787	*	Nanometrics, Inc	1,398
673,484	*	Neo Solar Power Corp	804
77,326	*	NeoPhotonics Corp Ltd	613
16,406		NEPES Corp	124
177,710	*	Nexolon Co Ltd	185
1,244,739	*,e	Nordic Semiconductor ASA	7,663
2,491,126		Novatek Microelectronics Corp Ltd	11,450
4,200	e	Nuflare Technology, Inc	277
21,852	*	NVE Corp	1,246
2,014,158		Nvidia Corp	36,074
1,361,221	*	NXP Semiconductors NV	80,053
203,808	*	Omnivision Technologies, Inc	3,607
4,369,786	*	ON Semiconductor Corp	41,076
1,366,000		Opto Technology Corp	715
129,000		Orise Technology Co Ltd	231
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
57,401		Parade Technologies Ltd	$473
77,039	*	PDF Solutions, Inc	1,400
80,258	*,e	Peregrine Semiconductor Corp	486
89,097	*	Pericom Semiconductor Corp	698
143,247		Phison Electronics Corp	924
228,035	*	Photronics, Inc	1,945
132,613		Pixart Imaging, Inc	295
136,652	*	PLX Technology, Inc	827
984,683	*	PMC - Sierra, Inc	7,493
125,872		Power Integrations, Inc	8,280
712,525		Powertech Technology, Inc	1,079
3,021,255		Radiant Opto-Electronics Corp	12,234
353,860	*	Rambus, Inc	3,804
500,240		Realtek Semiconductor Corp	1,511
1,529,000		Regent Manner International Ltd	259
2,163,385	*	Renewable Energy Corp AS	1,406
1,161,657	*	RF Micro Devices, Inc	9,154
291,200		Richtek Technology Corp	1,740
308,578		Rohm Co Ltd	13,779
65,747	*,e	Rubicon Technology, Inc	742
114,619	*	Rudolph Technologies, Inc	1,308
185,407		Samsung Electronics Co Ltd	234,386
32,889		Samsung Electronics Co Ltd (Preference)	32,763
133,000		Sanken Electric Co Ltd	943
25,890,000	*,e	Semiconductor Manufacturing International	1,950
311,139	*	Semtech Corp	7,884
123,419		Seoul Semiconductor Co Ltd	5,271
180,000		Shindengen Electric Manufacturing Co Ltd	793
309,721	e	Shinko Electric Industries	2,230
800,000	*,e	Shunfeng Photovoltaic International Ltd	937
127,185	*	Sigma Designs, Inc	605
30,680	*	Signetics Corp	59
233,000		Sigurd Microelectronics Corp	227
158,190	*	Silex Systems Ltd	309
347,863	*	Silicon Image, Inc	2,400
1,350,000	*	Silicon Integrated Systems Corp	407
66,061	*	Silicon Laboratories, Inc	3,452
56,655		Silicon Works Co Ltd	1,226
3,182,631		Siliconware Precision Industries Co	4,229
48,203		Simm Tech Co Ltd	286
669,000	*	Sino-American Silicon Products, Inc	1,174
352,000		Sitronix Technology Corp	633
451,827	*	Skyworks Solutions, Inc	16,953
11,413		SMA Solar Technology AG.	606
186,140	*,e	SOITEC	592
3,106,665	*	Solargiga Energy Holdings Ltd	149
317,616	*	Solartech Energy Corp	242
401,000		Sonix Technology Co Ltd	699
182,234	*	Spansion, Inc	3,174
508,033		STMicroelectronics NV	4,708
37,592	*	STS Semiconductor & Telecommunications	99
17,661		Sumco Corp	137
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
930,265	*	SunEdison, Inc	$17,526
1,407,000	*	Sunplus Technology Co Ltd	597
581,128	*,e	SunPower Corp	18,747
38,778		Supertex, Inc	1,279
2,906,100		SVI PCL	389
48,216,860		Taiwan Semiconductor Manufacturing Co Ltd	189,711
854,367		Taiwan Surface Mounting Technology Co Ltd	1,270
418,707	*,e	Teradyne, Inc	8,328
205,415		Tessera Technologies, Inc	4,854
2,720,299		Texas Instruments, Inc	128,262
30,661	*	Theragen Etex Co Ltd	204
179,390		Tokyo Electron Ltd	11,149
43,300		Tokyo Seimitsu Co Ltd	762
551,620		Topco Scientific Co Ltd	1,078
8,696		Toptec Co Ltd	111
153,608		Transcend Information, Inc	500
623,430	*	Triquint Semiconductor, Inc	8,348
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
18,613		U-Blox AG.	2,560
137,700		Ubright Optronics Corp	320
10,200		UKC Holdings Corp	176
114,602	*	Ultra Clean Holdings	1,507
87,997	*	Ultratech, Inc	2,569
73,000	*	Ulvac, Inc	1,491
2,008,000		Unisem M BHD	634
21,897,822		United Microelectronics Corp	9,296
3,822,000	*,e	United Photovoltaics Group Ltd	400
408,029		Unity Opto Technology Co Ltd	493
745,000		Vanguard International Semiconductor Corp	1,114
145,827	*,e	Veeco Instruments, Inc	6,115
413,500	*	Via Technologies, Inc	331
321,425		Visual Photonics Epitaxy Co Ltd	309
298,833	*	Wafer Works Corp	164
429,000	*	Walton Advanced Engineering, Inc	165
814,737		Win Semiconductors Corp	705
3,587,000	*	Winbond Electronics Corp	941
2,650,597		Xilinx, Inc	143,848
4,288,785	*	Xinyi Solar Holdings Ltd	1,287
101,313		Youngtek Electronics Corp	218
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,950,541

SOFTWARE & SERVICES - 7.9%
210,288	*	Accelrys, Inc	2,620
2,840,750		Accenture plc	226,465
40,400	*,e	Access Co Ltd	244
124,295	*	ACI Worldwide, Inc	7,357
1,426,032		Activision Blizzard, Inc	29,148
6,394	*	Actoz Soft Co Ltd	224
191,555	*	Actuate Corp	1,153
274,439	*	Acxiom Corp	9,439
2,095,066	*	Adobe Systems, Inc	137,730
101,274		Advent Software, Inc	2,973
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,356,000	*,e	AGTech Holdings Ltd	$1,674
9,267		Ahnlab, Inc	449
542,187	*	Akamai Technologies, Inc	31,561
591,784	*	Alliance Data Systems Corp	161,232
295,047		Alpha Systems, Inc	4,426
51,799		Alten	2,782
172,504		Altran Technologies S.A.	1,949
689,226		Amadeus IT Holding S.A.	28,641
679,076	e	Amdocs Ltd	31,550
72,664		American Software, Inc (Class A)	739
144,031	*,e	Angie’s List, Inc	1,754
345,389		Anite plc	456
209,905	*	Ansys, Inc	16,167
343,814		AOL, Inc	15,049
1,100,000	*	ASG Group Ltd	388
536,030	*	Aspen Technology, Inc	22,706
122,836		Asseco Poland S.A.	1,906
323,325		Atos Origin S.A.	29,218
845,096	*	Autodesk, Inc	41,562
1,286,932		Automatic Data Processing, Inc	99,428
186,762		Aveva Group plc	6,524
166,870	*	AVG Technologies NV	3,498
9,810		Axway Software S.A.	304
31,764		Babylon Ltd	50
178,456	*	Bankrate, Inc	3,023
10,977	*,e	Barracuda Networks, Inc	373
162,427	*	Bazaarvoice, Inc	1,186
39,381		Bechtle AG.	3,390
16,490	*,e	Benefitfocus, Inc	775
17,800	e	Bit-isle, Inc	106
145,125		Blackbaud, Inc	4,542
37,533	*,e	Blackhawk Network Holdings, Inc	915
2,102,028	*,e	Blinkx plc	3,956
140,030	*	Blucora, Inc	2,757
64,993		Booz Allen Hamilton Holding Co	1,430
120,109	*,e	Bottomline Technologies, Inc	4,222
106,987	*	Brightcove, Inc	1,052
27,800		Broadleaf Co Ltd	433
362,855		Broadridge Financial Solutions, Inc	13,476
88,235	*,e	BroadSoft, Inc	2,359
1,071,577		CA, Inc	33,187
88,650	*	CACI International, Inc (Class A)	6,542
604,672	*	Cadence Design Systems, Inc	9,397
119,960	*	Callidus Software, Inc	1,502
14,807		CANCOM SE	703
474,579		Cap Gemini S.A.	35,929
52,086	e	Capcom Co Ltd	988
41,787	*,e	Carbonite, Inc	426
210,811	*	Cardtronics, Inc	8,190
11,457	*	Care.com, Inc	190
222,724		carsales.com.au Ltd	2,247
31,887		Cass Information Systems, Inc	1,644
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
150,713	*	CD Projekt Red S.A.	$764
11,554		Cegid Group	473
321,172	*	CGI Group, Inc	9,916
19,169	*	ChannelAdvisor Corp	723
44,121	*,e	Chegg, Inc	309
21,732,000	*	China Public Procurement Ltd	1,305
1,420,000	*,e	Chinasoft International Ltd	456
25,000		Chinese Gamer International Corp	57
322,876	*	Ciber, Inc	1,479
820,444		Cielo S.A.	26,146
902,858	*	Citrix Systems, Inc	51,851
1,831,484	*	Cognizant Technology Solutions Corp (Class A)	92,691
53,900	*,e	COLOPL, Inc	1,424
6,994	*	Com2uSCorp	185
283,692	*,e	Commvault Systems, Inc	18,426
164,300		Computacenter plc	1,804
777,739		Computer Sciences Corp	47,302
47,447		Computer Task Group, Inc	806
809,533		Computershare Ltd	9,104
1,506,777		Compuware Corp	15,821
195,550	*	comScore, Inc	6,412
86,870	*	Comverse, Inc	3,004
116,341	*,e	Concur Technologies, Inc	11,526
96,408	*	Constant Contact, Inc	2,358
38,433		Constellation Software, Inc	9,317
394,804		Convergys Corp	8,650
283,151	*,e	Conversant, Inc	7,971
133,919	*	Cornerstone OnDemand, Inc	6,411
96,891	*	CoStar Group, Inc	18,093
19,206	*,e	Covisint Corp	141
6,100	*,e	CROOZ, Inc	273
1,077,869	e	CSE Global Ltd	506
119,750		CSG Systems International, Inc	3,118
31,253	*	Cvent, Inc	1,130
31,433	*,e	Cyan, Inc	134
164,567		Cyberlink Corp	501
15,785	*	Danal Co Ltd	174
41,050		Daou Technology, Inc	553
61,429		Dassault Systemes S.A.	7,188
56,999	*	Datalink Corp	794
17,205		Daum Communications	1,265
103,616	e	Davis & Henderson Income Fund	2,898
142,430	*	DealerTrack Holdings, Inc	7,006
141,197	*,e	Demand Media, Inc	685
65,672	*	Demandware, Inc	4,207
818,066	e	Dena Co Ltd	14,777
124,679	*,e	Dice Holdings, Inc	930
40,200	e	Digital Garage, Inc	686
133,171	*	Digital River, Inc	2,321
75,169	*,e	Diligent Board Member Services	271
21,750		DMRC Corp	683
280,496		DST Systems, Inc	26,588
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,500		DTS Corp	$376
11,080		DuzonBIzon Co Ltd	118
36,100	e	Dwango Co Ltd	1,204
47,348	*,e	E2open, Inc	1,116
397,421		EarthLink Holdings Corp	1,435
4,489,648	*	eBay, Inc	248,008
12,147	e	Ebix, Inc	207
57,688	e	Econocom Group	663
90,108	*,e	eGain Corp	636
999,875	*	Electronic Arts, Inc	29,006
102,561	*,e	Ellie Mae, Inc	2,958
169,020		Ementor ASA	1,857
67,599	*,e	Endurance International Group Holdings, Inc	879
10,194		Engineering Ingegneria Informatica S.p.A.	744
110,201	*	Envestnet, Inc	4,428
118,601		EOH Holdings Ltd	929
73,401	*	EPAM Systems, Inc	2,415
121,592		EPIQ Systems, Inc	1,657
13,838		ePlus, Inc	772
92,308	*	Equinix, Inc	17,062
155,377	*	Euronet Worldwide, Inc	6,462
152,482		EVERTEC, Inc	3,766
163,248	*	ExlService Holdings, Inc	5,046
91,200	e	F@N Communications, Inc	1,628
8,433,560	*,z	Facebook, Inc	508,038
202,334	e	Factset Research Systems, Inc	21,814
158,317		Fair Isaac Corp	8,758
924,150		Fidelity National Information Services, Inc	49,396
57,802		Fidessa Group plc	2,445
36,360	*,e	FireEye, Inc	2,239
762,729	*	First American Corp	22,912
729,823	*	Fiserv, Inc	41,374
654,273	*	FleetCor Technologies, Inc	75,307
54,270	*,e	FleetMatics Group plc	1,815
43,474		Forrester Research, Inc	1,559
1,430,399	*	Fortinet, Inc	31,512
197,767	e	F-Secure Oyj	655
44,300		FUJI SOFT, Inc	942
5,339,048	*	Fujitsu Ltd	32,272
39,300		Future Architect, Inc	236
13,393	*	GameHi Co Ltd	103
163,139	*,e	GameLoft	1,728
4,843	*	Gamevil, Inc	309
198,993	*	Gartner, Inc	13,818
418,894		Genpact Ltd	7,297
141,205	*,m	Gerber Scientific, Inc	0	^
74,020	*	Gigamon, Inc	2,249
251,820	*	Global Cash Access, Inc	1,727
73,185	*	Global Eagle Entertainment, Inc	1,155
310,446		Global Payments, Inc	22,076
929,897	*,e	Globo plc	701
208,736	*,e	Glu Mobile, Inc	989
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,800		GMO internet, Inc	$765
90,000		GMO Payment Gateway, Inc	3,835
35,052	*,e	Gogo, Inc	720
18,501		Golfzon Co Ltd	367
1,209,085	*	Google, Inc (Class A)	1,347,537
34,000		Gourmet Navigator, Inc	477
650,000	*,e	Gravity Co Ltd (ADR)	650
127,878	e	Gree, Inc	1,414
36,189		Groupe Steria SCA	730
55,325	*,e	Guidance Software, Inc	612
246,505	*	Guidewire Software, Inc	12,091
1,072,900	e	GungHo Online Entertainment Inc	5,832
14,999		Haansoft, Inc	331
96,894		Hackett Group, Inc	579
452,590		HCL Technologies Ltd	10,546
116,084	e	Heartland Payment Systems, Inc	4,812
256,627		Hexaware Technologies Ltd	648
102,513	*,e	Higher One Holdings, Inc	741
67,702		HIQ International AB	413
526,576		IAC/InterActiveCorp	37,592
194,146	*	iGate Corp	6,123
67,221	*	Imperva, Inc	3,744
498,333	*	Indian Infotech & Software Ltd.	49
115,818		Indra Sistemas S.A.	2,327
34,777		Industrial & Financial Systems	982
600,393		Ines Corp	4,125
283,230	*	Infoblox, Inc	5,682
592,200	*	Infomart Corp	9,895
490,255	*	Informatica Corp	18,522
202,400		Information Development Co	1,258
18,000		Information Services International-Dentsu Ltd	219
776,764		Infosys Technologies Ltd	42,512
82,205	*	Infraware, Inc	675
10,680		Init Innovation In Traffic Sys	345
1,176,680	*	Innovation Group plc	682
49,826	*	Interactive Intelligence, Inc	3,612
205,324	*	Internap Network Services Corp	1,454
3,267,347		International Business Machines Corp	628,932
42,300	e	Internet Initiative Japan, Inc	1,019
1,712,589		Intuit, Inc	133,120
534,146		Iress Market Technology Ltd	4,264
162,660		IT Holdings Corp	2,669
29,011	e	Itochu Techno-Science Corp	1,225
145,982	e	j2 Global, Inc	7,306
181,335		Jack Henry & Associates, Inc	10,111
7,374		JCEntertainment Corp	179
125,076	*,e	Jive Software, Inc	1,002
4,799	*	Joymax Co Ltd	126
555,251	*	Just Dial Ltd	14,437
27,200	*	Justsystems Corp	210
353,700	*,e	Kakaku.com, Inc	5,750
11,067		Kginicis Co Ltd	178
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
223,142	*	King Digital Entertainment plc	$4,059
2,704,000	*,e	Kingdee International Software Group Co Ltd	1,039
904,000	e	Kingsoft Corp Ltd	3,580
109,805	*	Knot, Inc	1,113
184,317	e	Konami Corp	4,253
34,112	*	KT Hitel Co Ltd	267
146,346	e	Leidos Holdings, Inc	5,176
217,989	*	Limelight Networks, Inc	475
285,698	*	LinkedIn Corp	52,837
171,200		Linx S.A.	3,366
180,281	*	Lionbridge Technologies	1,210
79,123	*,e	Liquidity Services, Inc	2,061
254,760	*	Liveperson, Inc	3,075
14,000	*,e	Livesense, Inc	169
76,152	*	LogMeIn, Inc	3,418
25,571	*	Luxoft Holding, Inc	897
54,860	*,e	magicJack VocalTec Ltd	1,165
76,620		Mail.ru (GDR)	2,717
363,233	*	Manhattan Associates, Inc	12,724
89,610	e	Mantech International Corp (Class A)	2,635
88,868		Marchex, Inc (Class B)	934
30,732	*,e	Marin Software, Inc	325
26,030	*,e	Marketo, Inc	850
5,816,855		Mastercard, Inc (Class A)	434,519
42,075		Matrix IT Ltd	243
15,794	*,e	Mavenir Systems, Inc	283
311,105		MAXIMUS, Inc	13,956
363,837		Mentor Graphics Corp	8,012
200,529		Micro Focus International plc	2,778
162,882	*	Micros Systems, Inc	8,621
34,412,133	z	Microsoft Corp	1,410,553
43,567	*	MicroStrategy, Inc (Class A)	5,027
107,458	*,e	Millennial Media, Inc	744
14,399		MindTree Ltd	319
83,188	*,e	Mitek Systems, Inc	322
6,900		Mitsubishi Research Institute, Inc	139
100,000	e	Mitsui Knowledge Industry Co Ltd	149
26,908	*,e	Model N, Inc	272
141,655	*,e	ModusLink Global Solutions, Inc	599
92,849	*	MoneyGram International, Inc	1,639
640,409		Moneysupermarket.com Group plc	1,999
8,996,806	*	Monitise plc	10,662
903,200		Mono Technology PCL	231
140,735		Monotype Imaging Holdings, Inc	4,242
377,463	*	Monster Worldwide, Inc	2,823
123,925	*	Move, Inc	1,433
420,800		My EG Services BHD	365
50,792		Naver Corp	37,112
39,199		NCsoft	8,047
32,400		NEC Networks & System Integration Corp	658
10,877		Nemetschek AG.	898
15,903	*	Neowiz Games Corp	245
1,447	*,e	Net Element International, Inc	5
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,617		Net Entertainment NE AB	$800
104,600	e	NET One Systems Co Ltd	710
268,500		NetDragon Websoft, Inc	486
43,500	e	Netease.com (ADR)	2,928
177,822	*	Netscout Systems, Inc	6,683
154,369	*	NetSuite, Inc	14,639
302,021	*,e	NeuStar, Inc (Class A)	9,819
455,400		Nexon Co Ltd	3,825
14,223	*	NHN Entertainment Corp	1,287
300,603		NIC, Inc	5,805
51,647		Nice Systems Ltd	2,303
11,300		NIFTY Corp	127
182,400		Nihon Unisys Ltd	1,779
17,491		NIIT Technologies Ltd	118
91,561		Nintendo Co Ltd	10,945
46,100		Nippon System Development Co Ltd	577
166,211		Nomura Research Institute Ltd	5,243
17,400		NS Solutions Corp	395
180,200		NTT Data Corp	6,993
588,367	*,e	Nuance Communications, Inc	10,102
11,500		OBIC Business Consultants Ltd	388
120,200		Obic Co Ltd	3,793
349,041		Open Text Corp	16,677
105,054	*,e	OpenTable, Inc	8,082
314,120		Opera Software ASA	4,090
196,330	*	Optimal Payments plc	1,178
13,057,724		Oracle Corp	534,191
47,960		Oracle Corp Japan	2,175
41,732		Otsuka Corp	5,443
930,700	e	Pacific Online	577
1,248,005	*	Pandora Media, Inc	37,840
683,991		Paychex, Inc	29,138
94,832		PC Home Online	712
270,000	e	PCA Corp	3,213
118,116		Pegasystems, Inc	4,172
140,429	*	Perficient, Inc	2,545
137,347	*	Planet Payment, Inc	376
387,765		Playtech Ltd	4,378
116,000		Polaris Software Lab Ltd	375
104,914		POSDATA Co Ltd	877
105,867	*	PRG-Schultz International, Inc	734
185,891	*	Progress Software Corp	4,052
96,994	*,e	Proofpoint, Inc	3,597
74,234	*	PROS Holdings, Inc	2,339
28,564		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	533
503,088	*	PTC, Inc	17,824
24,749		QAD, Inc (Class A)	506
632,105	*	QLIK Technologies, Inc	16,808
84,672	*	Qualys, Inc	2,153
5,538,403	*,e	Quindell Portfolio plc	3,393
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
124,752	*,e	QuinStreet, Inc	$828
552,867	*,e	Rackspace Hosting, Inc	18,145
22,463	*	Rally Software Development Corp	301
92,717	*,e	RealNetworks, Inc	703
146,840	*,e	RealPage, Inc	2,667
1,369,199	*	Red Hat, Inc	72,540
101,000	*,e	Redknee Solutions, Inc	504
27,151	*	Reis, Inc	490
13,066		Reply S.p.A.	1,161
15,649	*,e	Rocket Fuel, Inc	671
33,641	*,e	Rosetta Stone, Inc	377
389,394	*	Rovi Corp	8,870
1,134,110		Sage Group plc	7,910
2,965,935	*	Salesforce.com, Inc	169,325
1,404,100		Samart Corp PCL	794
1,085,057		SAP AG.	88,015
56,599		Sapiens International Corp NV	459
541,517	*	Sapient Corp	9,238
20,016		SBSi Co Ltd	344
181,607		Science Applications International Corp	6,790
68,455	*	Sciquest, Inc	1,849
89,276		SDL plc	508
127,362	*	Seachange International, Inc	1,330
259,832	*	ServiceNow, Inc	15,569
190,251	*,e	ServiceSource International LLC	1,606
479,630		Shanghai Baosight Software Co Ltd	889
25,493	*,e	Shutterstock, Inc	1,851
22,365	*,e	Silver Spring Networks, Inc	389
55,731		SimCorp AS	2,259
76,419	*	Sina Corp	4,616
27,347		SK C&C Co Ltd	3,850
14,948	*	SK Communications Co Ltd	101
11,200	*,e	SMS Co Ltd	218
160,210		SMS Management & Technology Ltd	529
79,295		Software AG.	2,877
108,540		Soft-World International Corp	363
531,181	*	SolarWinds, Inc	22,644
183,311		Solera Holdings, Inc	11,611
816,667		Sonda S.A.	1,980
11,938		Sopra Group S.A.	1,424
64,495	*,e	Spark Networks, Inc	337
509,037	*	Splunk, Inc	36,391
49,531	*,e	SPS Commerce, Inc	3,044
81,227	e	Square Enix Co Ltd	1,672
244,401	*	SS&C Technologies Holdings, Inc	9,781
55,069	*	Stamps.com, Inc	1,848
57,442		Sumisho Computer Systems Corp	1,549
1,475,000	e	SUNeVision Holdings Ltd	484
154,408	*	SupportSoft, Inc	394
154,090	*	Sykes Enterprises, Inc	3,062
1,522,209		Symantec Corp	30,399
93,559	*	Synchronoss Technologies, Inc	3,208
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
337,840	*	Synopsys, Inc	$12,976
90,414	*	Syntel, Inc	8,128
19,800		Systena Corp	142
356,000		Systex Corp	835
145,423	*	TA Indigo Holding Corp	1,488
153,979	*	Tableau Software, Inc	11,715
617,708	*	Take-Two Interactive Software, Inc	13,546
100,153	*,e	Tangoe, Inc	1,862
739,391		Tata Consultancy Services Ltd	26,419
158,267		Tech Mahindra Ltd	4,764
27,963	*	TechTarget, Inc	202
218,375		Tecmo Koei Holdings Co Ltd	2,956
253,691		Telecity Group plc	2,956
154,883	*,e	TeleCommunication Systems, Inc (Class A)	356
72,839	*	TeleNav, Inc	434
80,477	*	TeleTech Holdings, Inc	1,972
83,111		Temenos Group AG.	2,928
2,157,400	e	Tencent Holdings Ltd	150,587
349,510	*	Teradata Corp	17,192
1,943		Tessi S.A.	234
17,424	*,e	Textura Corp	439
351,759	*	TIBCO Software, Inc	7,148
77,857	e	Tietoenator Oyj	2,000
746,772	*	TiVo, Inc	9,880
545,857		Total System Services, Inc	16,600
132,400		Totvus S.A.	2,077
26,300	*	Trans Cosmos, Inc/Japan	545
2,277,999		Travelsky Technology Ltd	2,023
62,907	*	Travelzoo, Inc	1,441
16,158	*,e	Tremor Video, Inc	67
182,660		Trend Micro, Inc	5,644
87,502	*,e	Trulia, Inc	2,905
194,345	*,e	Twitter, Inc	9,070
142,281	*	Tyler Technologies, Inc	11,906
295,855	*	Ubisoft Entertainment	5,291
91,055	*	Ultimate Software Group, Inc	12,475
167,346	*	Unisys Corp	5,097
72,257		United Internet AG.	3,389
124,498		United Online, Inc	1,439
12,100	*,e	UNITED, Inc	179
319,040	*,e	Unwired Planet, Inc	692
283,145		UXC Ltd	225
786,226	*	Vantiv, Inc	23,760
1,670	*	Varonis Systems, Inc	60
114,946	*	Vasco Data Security International	867
201,492	*	VeriFone Systems, Inc	6,814
245,880	*	Verint Systems, Inc	11,539
627,326	*,e	VeriSign, Inc	33,819
132,103	*,e	VirnetX Holding Corp	1,873
78,434	*	Virtusa Corp	2,628
2,625,439	e	Visa, Inc (Class A)	566,727
396,949	*,e	VistaPrint Ltd	19,538
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
941,214	*,e	VMware, Inc (Class A)	$101,670
67,112	*	Vocus, Inc	895
4,114,000	*,e	VODone Ltd	447
263,300	*,e	Vringo, Inc	914
36,297	*	WANdisco plc	629
87,852	*,e	WebMD Health Corp (Class A)	3,637
131,227	*	Website Pros, Inc	4,466
17,589	*	Webzen, Inc	108
70,004	*	WeMade Entertainment Co Ltd	3,154
1,388,778	e	Western Union Co	22,720
969,338		Wipro Ltd	8,885
191,880		Wirecard AG.	7,967
22,057	*,e	Wix.com Ltd	507
652,912	*	Workday, Inc	59,696
529,295		Xchanging plc	1,465
107,705	*,e	Xero Ltd	3,690
4,882,625		Xerox Corp	55,174
2,938		XING AG.	422
34,500		X-Legend Entertainment Co Ltd	216
25,203	*	Xoom Corp	492
1,843,600		Yahoo! Japan Corp	9,032
4,890,509	*	Yahoo!, Inc	175,569
88,741	*,e	Yandex NV	2,679
278,569	*	Yelp, Inc	21,430
14,950	*,e	YuMe, Inc	109
72,609	*,e	Zillow, Inc	6,397
200,107	*	Zix Corp	828
5,996,603	*,e	Zynga, Inc	25,785
		TOTAL SOFTWARE & SERVICES	9,998,702

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
247,171	*,e	3D Systems Corp	14,620
55,933	*	3S Korea Co Ltd	319
911,000	e	AAC Technologies Holdings, Inc	4,729
1,171,292		Accton Technology Corp	655
2,738,274	*	Acer, Inc	1,617
78,320	*	Acme Electronics Corp	131
252,370		Adlink Technology, Inc	491
223,822		Adtran, Inc	5,463
52,403	*	ADVA AG. Optical Networking	240
49,000		Advanced Ceramic X Corp	248
304,475		Advantech Co Ltd	1,978
58,835	*	Agilysys, Inc	788
49,300		Ai Holdings Corp	871
6,692,585	*,e	Alcatel S.A.	26,357
7,119,102		Alcatel-Lucent (ADR)	27,764
50,846	e	Alliance Fiber Optic Products, Inc	736
1,786,000		Alpha Networks, Inc	1,524
274,700	*	Alps Electric Co Ltd	3,270
77,500		Amano Corp	800
450,226		Amphenol Corp (Class A)	41,263
102,145		Anixter International, Inc	10,370
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
160,900		Anritsu Corp	$1,846
3,799,018		Apple, Inc	2,039,085
11,181	*	Applied Optoelectronics, Inc	276
193,676		Arcadyan Technology Corp	343
76,218		Arima Communications Corp	40
463,774	*	ARRIS Group, Inc	13,069
429,468	*	Arrow Electronics, Inc	25,493
524,301	*,e	Aruba Networks, Inc	9,831
119,223		Ascom Holding AG.	2,450
135,000	*	Asia Optical Co, Inc	143
3,804,464		Asia Vital Components Co Ltd	2,771
100,000		ASROCK, Inc	401
2,244,461		Asustek Computer, Inc	22,240
118,000		Aten International Co Ltd	387
9,560,153	*	AU Optronics Corp	3,385
40,142	*	Audience, Inc	502
19,295		Austria Technologie & Systemtechnik AG.	233
235,000		AV Tech Corp	649
35,100	*	Avigilon Corp	908
245,102		Avnet, Inc	11,405
89,101		AVX Corp	1,174
78,404	*	AX Holding Corp	652
48,927	e	Axis Communications AB	1,679
46,962		Badger Meter, Inc	2,588
26,801		Barco NV	2,147
40,389		Bel Fuse, Inc (Class B)	885
143,804		Belden CDT, Inc	10,009
261,141	*	Benchmark Electronics, Inc	5,915
2,325,000	*	Benq Corp	773
62,056		Black Box Corp	1,510
416,106	*,e	Blackberry Ltd	3,362
176,031	*	Blackberry Ltd (New)	1,425
288,000		Boardtek Electronics Corp	346
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	423
2,177,731	*	Brocade Communications Systems, Inc	23,106
176,932		Brother Industries Ltd	2,474
103,024	*,e	Bull S.A.	509
1,509,500	*,e	BYD Electronic International Co Ltd	885
200,024	*	CalAmp Corp	5,575
1,422,928		CalComp Electronics Thailand PCL	120
355,435	*	Calix Networks, Inc	2,996
26,100	*	Canon Electronics, Inc	455
1,669,583		Canon, Inc	51,817
372,000		Career Technology Co Ltd	413
2,773,853		Catcher Technology Co Ltd	20,141
266,000	*	Catic Shenzhen Holdings Ltd	100
101,620		CDW Corp	2,788
381,285	*	Celestica, Inc	4,173
267,156		Chang Wah Electromaterials, Inc	736
155,249	*	Checkpoint Systems, Inc	2,083
1,525,402		Cheng Uei Precision Industry Co Ltd	3,238
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
491,949		Chicony Electronics Co Ltd	$1,278
1,042,108		Chimei Materials Technology Corp	1,203
3,714,000	e	China Aerospace International Holdings Ltd	379
1,434,000	e	China All Access Holdings Ltd	633
1,631,000	e	China ITS Holdings Co Ltd	295
868,000		Chin-Poon Industrial Co	1,583
533,840		Chroma ATE, Inc	1,275
2,466,440	*,e	Ciena Corp	56,087
17,478,911		Cisco Systems, Inc	391,703
407,779		Citizen Watch Co Ltd	3,066
530,073		Clevo Co	1,050
2,783,000	*	CMC Magnetics Corp	439
395,098		Cognex Corp	13,378
90,215		Coherent, Inc	5,896
1,280,299	*,e	Comba Telecom Systems Holdings Ltd	336
82,657	*	CommScope Holding Co, Inc	2,040
4,535,948		Compal Electronics, Inc	3,218
2,650,000		Compeq Manufacturing Co	1,580
65,272		Comtech Telecommunications Corp	2,080
11,530	*,e	Control4 Corp	245
4,028,000		Coolpad Group Ltd	1,985
2,115,000		Coretronic Corp	2,532
3,112,526		Corning, Inc	64,803
161,000		Coxon Precise Industrial Co Ltd	286
135,738	*	Cray, Inc	5,066
461,185	*	CrucialTec Co Ltd	5,503
127,308		CTS Corp	2,658
315,000		CyberTAN Technology, Inc	335
123,380		Daeduck Electronics Co	856
16,040		Daeduck GDS Co Ltd	249
7,800	e	Dai-ichi Seiko Co Ltd	93
1,111,000		Daiwabo Co Ltd	1,937
136,251		Daktronics, Inc	1,961
266,000		Darfon Electronics Corp	194
8,795		Datalogic S.p.A.	112
309,143		DataTec Ltd	1,433
1,656,500		Delta Electronics Thai PCL	3,021
2,725,464		Delta Electronics, Inc	16,879
148,000		Denki Kogyo Co Ltd	902
40,832		Dialight plc	618
117,580		Diebold, Inc	4,690
97,324	*	Digi International, Inc	988
1,181,000	e	Digital China Holdings Ltd	1,193
10,758		Digital Multimedia Technologies S.p.A.	637
228,832		Diploma plc	2,739
744,000		D-Link Corp	530
64,323	e	Dolby Laboratories, Inc (Class A)	2,862
176,189		Domino Printing Sciences	2,313
57,982	*,e	DTS, Inc	1,146
476,000		Dynapack International Technology Corp	1,259
320,900		Eastern Communications Co Ltd	165
95,256	*	EchoStar Corp (Class A)	4,530
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,971		Eizo Nanao Corp	$445
65,375		Electro Rent Corp	1,150
86,827		Electro Scientific Industries, Inc	855
947,695		Electrocomponents plc	4,486
229,347	*	Electronics for Imaging, Inc	9,933
68,654		Elite Material Co Ltd	63
703,080		Elitegroup Computer Systems Co Ltd	524
551,066		Ellies Holdings Ltd	224
6,642,180		EMC Corp	182,062
315,787	*	Emulex Corp	2,334
9,200		Enplas Corp	516
168,900	*	Entire Technology Co Ltd	187
5,953,403	e	Ericsson (LM) (B Shares)	79,403
32,407		Esprinet S.p.A.	339
14,420		EVS Broadcast Equipment S.A.	935
31,663	*,e	Exfo Electro Optical Engineering, Inc	157
340,181	*	Extreme Networks, Inc	1,973
1,378,052	*	F5 Networks, Inc	146,942
107,751	*,e	Fabrinet	2,238
76,608	*	FARO Technologies, Inc	4,060
169,235		FEI Co	17,435
4,685,000	*	FIH Mobile Ltd	2,589
410,837	*,e	Fingerprint Cards AB	3,435
817,481	*,e	Finisar Corp	21,671
169,799		Firich Enterprises Co Ltd	963
11,221	*	Flexcom Inc	121
256,034		FLEXium Interconnect, Inc	764
2,124	*	Flextronics International Ltd	20
293,184		Flir Systems, Inc	10,555
165,508		Flytech Technology Co Ltd	681
936,126		Foxconn Technology Co Ltd	2,212
1,377,582		Fujifilm Holdings Corp	36,977
266,295	*,e	Fusion-io, Inc	2,801
247,153		G Tech Optoelectronics Corp	316
72,262	e	Gemalto NV	8,422
1,168,913		Gemtek Technology Corp	1,166
67,252		GeoVision, Inc	452
319,000		Getac Technology Corp	179
1,782,000		Gigabyte Technology Co Ltd	2,632
228,986	*	Gigastorage Corp	281
547,613	*	Global Brands Manufacture Ltd	195
28,800		Global Display Co Ltd	317
532,000	*	Great Wall Technology Co Ltd	207
119,916	*	GSI Group, Inc	1,566
12,900		Hakuto Co Ltd	121
487,068		Halma plc	4,682
16,841		Hamamatsu Photonics KK	760
102,838		Hannstar Board Corp	38
3,693,000	*	HannStar Display Corp	1,392
401,624	*	Harmonic, Inc	2,868
429,031		Harris Corp	31,388
244,750	*	Harris Stratex Networks, Inc (Class A)	389
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,552,251		Hewlett-Packard Co	$309,111
30,039		Hexagon AB (B Shares)	1,021
783,904		High Tech Computer Corp	3,946
9,100		Hioki EE Corp	136
323,000		Hi-P International Ltd	141
48,804		Hirose Electric Co Ltd	6,710
51,390		Hitachi High-Technologies Corp	1,197
242,000		Hitachi Kokusai Electric, Inc	2,909
11,834,000		Hitachi Ltd	87,596
787,100		Holystone Enterprise Co Ltd	1,144
22,773,673		Hon Hai Precision Industry Co, Ltd	64,671
43,095		Horiba Ltd	1,628
90,900		Hosiden Corp	447
698,396		Hoya Corp	21,847
13,090		Humax Co Ltd	162
97,066	*	Hutchinson Technology, Inc	275
314,801		Ibiden Co Ltd	6,211
155,000		Ichia Technologies, Inc	120
9,500		Icom, Inc	218
203,280		ICP Electronics, Inc	402
27,360	*	Iljin Materials Co Ltd	318
145,369	*	Imation Corp	839
166,624	*	Immersion Corp	1,758
3,964		Inficon Holding AG.	1,468
371,960	*,e	Infinera Corp	3,377
404,000		Infortrend Technology, Inc	280
48,636	e	Ingenico	4,546
689,495	*	Ingram Micro, Inc (Class A)	20,381
7,540,539	*	InnoLux Display Corp	2,596
191,973	*	Insight Enterprises, Inc	4,820
869,000		Inspur International Ltd	166
23,123		Intelligent Digital Integrated Securities Co Ltd	406
126,993	e	InterDigital, Inc	4,205
8,269	*	Interflex Co Ltd	160
3,206	*,e	Intevac, Inc	31
18,822		INTOPS Co Ltd	389
179,312	*,e	InvenSense, Inc	4,244
2,580,023		Inventec Co Ltd	2,547
112,140	e	IPG Photonics Corp	7,971
13,100		Iriso Electronics Co Ltd	707
34,930		IsuPetasys Co Ltd	174
18,800	e	ITC Networks Corp	149
682,357		ITEQ Corp	772
149,517	*,e	Itron, Inc	5,314
21,751		Ituran Location and Control Ltd	541
178,829	*	Ixia	2,235
364,040		Jabil Circuit, Inc	6,553
37,610		Jahwa Electronics Co Ltd	638
93,493		Japan Aviation Electronics Industry Ltd	1,393
15,100	e	Japan Cash Machine Co Ltd	268
22,000		Japan Digital Laboratory Co Ltd	317
140,000	*	Japan Display, Inc	978
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
170,535	*	Japan Radio Co Ltd	$652
648,200		JCY International BHD	144
6,485,726	*	JDS Uniphase Corp	90,800
105,701		Jenoptik AG.	1,919
62,700		Jentech Precision Industrial Co Ltd	247
153,528		Jess-Link Products Co Ltd	161
1,266,000	e	Ju Teng International Holdings Ltd	898
1,754,216	*	Juniper Networks, Inc	45,189
62,600		Kaga Electronics Co Ltd	866
10,700		Kanematsu Electronics Ltd	150
5,713	e	Kapsch TrafficCom AG.	315
230,300		KCE Electronics PCL	219
163,886	*	Kemet Corp	952
20,037		Keyence Corp	8,255
13,359		KH Vatec Co Ltd	256
1,643,400		Kingboard Chemical Holdings Ltd	3,213
1,940,500	e	Kingboard Laminates Holdings Ltd	712
118,000		Kinko Optical Co Ltd	113
11,443	*	KMW Co Ltd	170
221,586	*	Knowles Corp	6,995
63,800		Koa Corp	712
10,243		KONA I Co Ltd	347
977,000		Konica Minolta Holdings, Inc	9,140
13,862		Korea Circuit Co Ltd	159
99,500		Kudelski S.A.	1,444
50,582	*	KVH Industries, Inc	666
187,700		Kyocera Corp	8,459
356,415		Laird Group plc	1,786
446,762		Largan Precision Co Ltd	21,236
954		LEM Holding S.A.	759
7,011,400	e	Lenovo Group Ltd	7,755
241,881		Lexmark International, Inc (Class A)	11,197
10,939	*	LG Innotek Co Ltd	1,061
254,872	*	LG.Philips LCD Co Ltd	6,409
2,230,168		Lite-On Technology Corp	3,334
102,735		Littelfuse, Inc	9,620
177,925		Logitech International S.A.	2,658
189,000		Lotes Co Ltd	661
92,649		LPKF Laser & Electronics AG.	2,170
347,575		Lumax International Corp Ltd	878
30,800		Macnica, Inc	914
145,000		Marubun Corp	756
11,200		Maruwa Co Ltd	436
85,789	*,e	Maxwell Technologies, Inc	1,108
49,268	*	Measurement Specialties, Inc	3,343
12,100	e	Melco Holdings, Inc	178
126,283	*	Mercury Computer Systems, Inc	1,668
179,882		Merry Electronics Co Ltd	987
11,208		Mesa Laboratories, Inc	1,012
130,763		Methode Electronics, Inc	4,009
2,496,000		Micro-Star International Co Ltd	2,475
211,000		MIN AIK Technology Co Ltd	1,268
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
865,500	*	Mitac Holdings Corp	$806
113,100		Mitsumi Electric Co Ltd	819
395,396		Motorola, Inc	25,420
49,827		MTS Systems Corp	3,413
35,367	*	Multi-Fineline Electronix, Inc	453
613,808		Murata Manufacturing Co Ltd	58,018
327,000	*	Nan Ya Printed Circuit Board Corp	392
1,150,000		Nanjing Panda Electronics	505
206,499		National Instruments Corp	5,924
605,284	*	NCR Corp	22,123
2,113,382		NEC Corp	6,492
89,900	*,e	Neonode, Inc	512
41,168	e	Neopost S.A.	3,253
2,322,144		NetApp, Inc	85,687
142,637	*	Netgear, Inc	4,811
86,526	*	Newmax Technology Co Ltd	217
173,764	*	Newport Corp	3,593
237,826		Nichicon Corp	1,881
46,500		Nidec Copal Electronics Corp	302
187	*	Nimble Storage, Inc	7
17,100	e	Nippon Ceramic Co Ltd	294
152,000	*	Nippon Chemi-Con Corp	475
244,318	e	Nippon Electric Glass Co Ltd	1,259
53,700		Nippon Signal Co Ltd	469
31,000		Nohmi Bosai Ltd	391
3,597,435	*,e	Nokia Corp	26,405
7,345,729	*	Nokia Oyj	54,046
56,700		Nolato AB (B Shares)	1,427
37,027		Nortel Networks Netas Telekomunikasyon AS	93
55,173	*,e	Numerex Corp	603
1,106,000	e	Oki Electric Industry Co Ltd	2,361
728,072		Omron Corp	30,125
77,807	*	Oplink Communications, Inc	1,397
17,052	*	OPTRON-TEC Inc	125
34,000		Osaki Electric Co Ltd	197
63,390	*	OSI Systems, Inc	3,795
74,152		Oxford Instruments plc	1,570
747,601		Pace plc	5,618
102,969	*	Palo Alto Networks, Inc	7,064
815,059		Pan-International Industrial	600
81,030		Park Electrochemical Corp	2,420
282,991	*,e	Parkervision, Inc	1,358
8,171	*	Parrot S.A.	248
65,412		Partron Co Ltd	816
577,000	*	PAX Global Technology Ltd	295
48,312		PC Connection, Inc	982
74,389		PC-Tel, Inc	649
1,736,317		Pegatron Technology Corp	2,590
340,258	e	Pinnacle Holdings Ltd	461
185,881		Plantronics, Inc	8,262
132,547	*	Plexus Corp	5,311
440,705	*	Polycom, Inc	6,046
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
206,000	*	Power Quotient International Co Ltd	$103
796,216		Premier Farnell plc	3,110
1,320,000		Primax Electronics Ltd	1,423
1,003,100	*	Prime View International Co Ltd	583
74,199	*,e	Procera Networks, Inc	771
6,913,000	*	PT Agis Tbk	284
5,024,500		PT Erajaya Swasembada Tbk	610
432,829	*	QLogic Corp	5,519
6,827,252		Qualcomm, Inc	538,397
3,359,032		Quanta Computer, Inc	9,056
1,100,000		Quanta Storage, Inc	1,409
784,069	*,e	Quantum Corp	957
94,441	*	Radisys Corp	339
125,382	*,e	RealD, Inc	1,401
37,087		Redington India Ltd	49
43,677		Renishaw plc	1,420
48,160		Richardson Electronics Ltd	518
977,478		Ricoh Co Ltd	11,332
40,700		Riso Kagaku Corp	1,010
3,588,000	*	Ritek Corp	575
329,610	*	Riverbed Technology, Inc	6,497
109,185	*,e	Rofin-Sinar Technologies, Inc	2,616
62,539	*	Rogers Corp	3,904
11,200		Roland DG Corp	443
165,825	*	Ruckus Wireless, Inc	2,016
82,700	e	Ryosan Co Ltd	1,747
86,600		Ryoyo Electro Corp	1,113
26,440		Sam Young Electronics Co Ltd	258
64,524		Samsung Electro-Mechanics Co Ltd	4,216
37,362		Samsung SDI Co Ltd	5,674
962,999		SanDisk Corp	78,186
335,513	*	Sandvine Corp	947
327,502	*	Sanmina Corp	5,715
33,200		Sanshin Electronics Co Ltd	222
96,933	*	Sapphire Technology Co Ltd	4,186
127,604	*	Scansource, Inc	5,202
1,781,815		Seagate Technology, Inc	100,067
51,500		Seiko Epson Corp	1,609
795,000		Sercomm Corp	1,828
12,421		SFA Engineering Corp	514
308,800		Shanghai Potevio Co Ltd	220
370,300	*	Shenzhen SEG Co Ltd	141
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	196
57,876		Shimadzu Corp	514
45,000		Shinko Shoji Co Ltd	410
297,073	*,e	ShoreTel, Inc	2,555
37,711	*	Sierra Wireless, Inc	823
43,700		Siix Corp	716
102,108	*,e	Silicon Graphics International Corp	1,254
73,395		Silitech Technology Corp	85
299,112		Simplo Technology Co Ltd	1,427
787,000		Sinbon Electronics Co Ltd	1,196
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,498		Sindoh Co Ltd	$389
1,089,000	*	Sintek Photronic Corp	333
329,000		Sirtec International Co Ltd	642
17,642		S-MAC Co Ltd/Korea	174
350,000		SMK Corp	1,324
785,314	*	Sonus Networks, Inc	2,646
183,839		Spectris plc	7,112
153,879	*	Speed Commerce, Inc	560
837,437		Spirent Communications plc	1,380
235,759	*,e	Stratasys Ltd	25,012
1,336,000	e	Sunny Optical Technology Group Co Ltd	1,303
124,824	*	Super Micro Computer, Inc	2,168
14,356	*	Suprema, Inc	325
656,686	*	SVA Electron Co Ltd	325
279,097	*,e	Synaptics, Inc	16,751
119,025	*	SYNNEX Corp	7,214
2,182,523		Synnex Technology International Corp	3,518
203,972		Taiflex Scientific Co Ltd	388
904,577		Taiwan PCB Techvest Co Ltd	1,214
123,503	e	Taiyo Yuden Co Ltd	1,523
1,031,000	*	TCL Communication Technology Holdings Ltd	1,212
155,344		TDK Corp	6,478
159,797		TE Connectivity Ltd	9,621
85,068	*	Tech Data Corp	5,186
1,354,000	*	Tech Pro Technology Development Ltd	679
20,880		Tessco Technologies, Inc	780
354,095		Test Research, Inc	575
350,773	*,e	Thin Film Electronics ASA	281
107,000	e	Toko, Inc	337
185,625		Tong Hsing Electronic Industries Ltd	962
7,860,000		Tongda Group Holdings Ltd	1,110
81,200		Topcon Corp	1,329
168,000		Toshiba TEC Corp	957
27,400		Toyo Corp/Chuo-ku	282
252,688		TPK Holding Co Ltd	1,503
1,292,000		Tpv Technology Ltd	220
2,234,000	e	Trigiant Group Ltd	622
414,376	*	Trimble Navigation Ltd	16,107
501,932		Tripod Technology Corp	990
5,454,566	e	Truly International Holdings	3,679
235,784		TT electronics plc	841
204,418	*	TTM Technologies, Inc	1,727
512,039		TXC Corp	686
131,518	e	Ubiquiti Networks, Inc	5,980
211,200		Uchi Technologies BHD	89
11,326		Uju Electronics Co Ltd	167
1,387,256		Unimicron Technology Corp	1,119
29,927	*,e	Uni-Pixel, Inc	229
253,937		Unitech Printed Circuit Board Corp	103
125,462	*,e	Universal Display Corp	4,003
408,795	e	Venture Corp Ltd	2,427
126,518	*	Viasat, Inc	8,735
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,673	*	Viasystems Group, Inc	$134
44,675	*,e	Violin Memory, Inc	179
1,062,923		Vishay Intertechnology, Inc	15,816
47,943	*	Vishay Precision Group, Inc	833
61,257		Vivotek, Inc	350
1,830,800		VST Holdings Ltd	473
278,800	e	Vtech Holdings Ltd	3,584
176,800	e	Wacom Co Ltd	1,239
556,000		Wah Lee Industrial Corp	1,115
476,769	*	Walsin Technology Corp	139
1,016,000	e	Wasion Group Holdings Ltd	725
589,800		Weikeng Industrial Co Ltd	482
167,540	*	Westell Technologies, Inc	618
1,250,070		Western Digital Corp	114,781
142,800	e	Wi-Lan, Inc	426
97,536		Wincor Nixdorf AG.	7,010
2,238,500	*	Wintek Corp	737
2,414,523		Wistron Corp	1,989
642,265		Wistron NeWeb Corp	1,450
1,476,283		WPG Holdings Co Ltd	1,784
912,679		WT Microelectronics Co Ltd	1,172
150,000		Xaar plc	2,346
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
1,549,100	*	Yageo Corp	711
74,993		Yamatake Corp	1,854
131,190	e	Yaskawa Electric Corp	1,812
99,585		Yokogawa Electric Corp	1,610
193,000		Young Fast Optoelectronics Co Ltd	194
44,000		Young Optics, Inc	92
110,627	*	Zebra Technologies Corp (Class A)	7,679
224,855		Zhen Ding Technology Holding Ltd	579
229,000		Zinwell Corp	269
750,447	*,e	ZTE Corp	1,462
68,292	*	Zygo Corp	1,037
411,000	*	Zyxel Communications	247
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,050,100

TELECOMMUNICATION SERVICES - 2.7%
375,674	*	8x8, Inc	4,061
1,590,700		Advanced Info Service PCL (Foreign)	11,109
119,196		AFK Sistema (GDR)	2,685
469,648		Amcon Telecommunications Ltd	907
57,250,030		America Movil S.A. de C.V. (Series L)	56,744
200,000		APT Satellite Holdings Ltd	236
6,222,000		Asia Pacific Telecom Co Ltd	2,926
13,664,837	e	AT&T, Inc	479,226
28,400		Atlantic Tele-Network, Inc	1,872
102,797	*,e	Avanti Communications Group plc	522
2,451,000	*,e	Axtel SAB de C.V.	837
567,053	e	BCE, Inc	24,426
129,110		Belgacom S.A.	4,045
192,427	e	Bell Aliant Regional Communications Income Fund	4,707
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,745,512		Bezeq Israeli Telecommunication Corp Ltd	$17,372
868,672		Bharti Airtel Ltd	4,623
75,956	*,e	Boingo Wireless, Inc	515
12,811,005		BT Group plc	81,475
6,474,146		Cable & Wireless plc	5,681
165,295	*	Cbeyond Communications, Inc	1,198
153,408		Cellcom Israel Ltd	2,103
1,348,101	e	CenturyTel, Inc	44,272
3,093,421	e	China Communications Services Corp Ltd	1,433
10,043,390		China Mobile Hong Kong Ltd	92,213
18,259,289		China Telecom Corp Ltd	8,426
5,529,301	e	China Unicom Ltd	7,296
1,059,100	e	Chorus Ltd	1,578
4,221,137		Chunghwa Telecom Co Ltd	12,989
780,963	*	Cincinnati Bell, Inc	2,702
2,064,000	e	Citic 1616 Holdings Ltd	773
4,142,000	*	Citic 21CN Co Ltd	3,050
146,069		Cogent Communications Group, Inc	5,190
527,425	*	Colt Telecom Group S.A.	1,300
121,458	e	Consolidated Communications Holdings, Inc	2,430
1,969,434		Deutsche Telekom AG.	31,955
8,980,300		Digi.Com BHD	14,835
189,435		Drillisch AG.	6,880
17,476	e	Elisa Oyj (Series A)	503
224,999		Empresa Nacional de Telecomunicaciones S.A.	2,750
81,352	*,e	Fairpoint Communications, Inc	1,106
1,768,919		Far EasTone Telecommunications Co Ltd	3,744
1,122,273		France Telecom S.A.	16,578
270,878		Freenet AG.	9,481
3,721,696	e	Frontier Communications Corp	21,214
102,903	*	General Communication, Inc (Class A)	1,174
33,300		Globe Telecom, Inc	1,237
35,307	*,e	Hawaiian Telcom Holdco, Inc	1,006
1,536,534	*	Hellenic Telecommunications Organization S.A.	25,362
42,705		HickoryTech Corp	546
2,343,593		HKT Trust and HKT Ltd	2,479
2,062,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	687
1,031,869		Idea Cellular Ltd	2,378
107,031		IDT Corp (Class B)	1,783
139,922	e	iiNET Ltd	963
26,821		Iliad S.A.	7,734
168,143	*	inContact, Inc	1,614
153,915		Inmarsat plc	1,866
201,609		Inteliquent, Inc	2,929
44,400	*	Intelsat S.A.	831
239,670	*,e	Iridium Communications, Inc	1,800
5,225,500		Jasmine International PCL	1,277
156,700		Jaymart PCL	94
517,592	*	Jazztel plc	7,875
789,578		Kcom Group plc	1,304
492,750	*	KDDI Corp	28,612
273,892		KT Corp	7,624
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
252,212		Let’s GOWEX SA	$8,645
1,699,328	*	Level 3 Communications, Inc	66,512
254,646		LG Telecom Ltd	2,501
50,575		Lumos Networks Corp	676
188,488	e	M2 Telecommunications Group Ltd	1,051
466,800	e	Magyar Telekom	634
25,600		Manitoba Telecom Services, Inc	702
2,406,800		Maxis BHD	5,132
79,207	e	MegaFon OAO (GDR)	2,233
1,076,424	*	Midas S.A.	242
51,644		Millicom International Cellular S.A.	5,260
587,381		Mobile TeleSystems (ADR)	10,273
910,809		MobileOne Ltd	2,517
40,222		Mobistar S.A.	759
3,109,614	e	MTN Group Ltd	63,644
780,341	*	Netia S.A.	1,315
160,920	*	NEXTDC Ltd	296
796,711		Nippon Telegraph & Telephone Corp	43,295
102,740	e	NTELOS Holdings Corp	1,387
1,080,600		NTT DoCoMo, Inc	17,028
1,628,485		Oi S.A.(Preference)	2,239
3,175,656	*	Orascom Telecom Holding SAE	2,019
9,950,036		Orascom Telecom Media And Technology Holding SAE	1,797
141,748	*	Orbcomm, Inc	971
99,318		Partner Communications	903
9,555,161		PCCW Ltd	4,792
46,707		Philippine Long Distance Telephone Co	2,843
1,029,059	e	Portugal Telecom SGPS S.A.	4,380
172,776	*	Premiere Global Services, Inc	2,084
2,524,400		PT Excelcomindo Pratama	981
55,076		PT Indosat Tbk	19
67,997,105		PT Telekomunikasi Indonesia Persero Tbk	13,291
109,837	e	QSC AG.	548
634,430		Reliance Communication Ventures Ltd	1,369
31,401	*,e	RingCentral, Inc	568
377,218	e	Rogers Communications, Inc (Class B)	15,631
166,808	e	Rostelecom (ADR)	2,410
1,277,269	*	Royal KPN NV	4,509
150,000		Samart Telcoms PCL	64
1,050,235	*	SBA Communications Corp (Class A)	95,529
76,260		Shenandoah Telecom Co	2,462
7,654,773		Singapore Telecommunications Ltd	22,250
185,866	*	SK Broadband Co Ltd	735
62,841		SK Telecom Co Ltd	12,753
473,966	e	SmarTone Telecommunications Holding Ltd	528
2,158,132		Softbank Corp	163,086
3,567,799	*,e	Sprint Corp	32,788
436,924	e	StarHub Ltd	1,462
45,279	*	Straight Path Communications, Inc	333
51,411		Swisscom AG.	31,586
1,884,543		Taiwan Mobile Co Ltd	5,918
656,168		TalkTalk Telecom Group plc	3,511
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,928,057		TDC AS	$36,314
288,742		Tele2 AB	3,585
1,823,476	e	Telecom Corp of New Zealand Ltd	3,867
443,658		Telecom Egypt	1,078
6,495,774		Telecom Italia RSP	6,096
6,410,811		Telecom Italia S.p.A.	7,577
546,917		Telefonica Brasil S.A.	11,577
855,166		Telefonica Deutschland Holding AG.	6,825
262,313		Telefonica O2 Czech Republic AS	3,936
3,220,708		Telefonica S.A.	51,038
26,901		Telekom Austria AG.	268
4,287,100		Telekom Malaysia BHD	7,734
1,245,948		Telekomunikacja Polska S.A.	4,265
1,133,908		Telenor ASA	25,097
700,970		Telephone & Data Systems, Inc	18,372
4,702,819	e	TeliaSonera AB	35,518
305,847	*	Telkom S.A. Ltd	980
9,565,789		Telstra Corp Ltd	45,107
398,739	*	TELUS Corp	14,294
625,000		Thaicom PCL	796
982,008		Tim Participacoes S.A.	5,129
754,720		Time dotCom BHD	890
2,760,300		TM International BHD	5,643
5,449,159	*	T-Mobile US, Inc	179,986
1,561,100		Tower Bersama Infrastructure	828
210,326	*,e	Towerstream Corp	494
923,936	e	TPG Telecom Ltd	5,704
5,820,600	*	True Corp PCL (Foreign)	1,243
524,732		Turk Telekomunikasyon AS	1,457
930,016	*	Turkcell Iletisim Hizmet AS	5,210
111,341	*	tw telecom inc (Class A)	3,481
24,414		US Cellular Corp	1,001
98,439		USA Mobility, Inc	1,789
17,389,701		Verizon Communications, Inc	827,228
404,691		Verizon Communications, Inc (New)	19,247
2,594,643		Vivendi Universal S.A.	72,216
627,215	e	Vodacom Group Pty Ltd	7,740
42,722,121		Vodafone Group plc	157,103
316,053		Vodafone Group plc (ADR)	11,634
601,896	*	Vonage Holdings Corp	2,570
631,225	e	Windstream Holdings, Inc	5,201
33,432		Ziggo NV	1,485
		TOTAL TELECOMMUNICATION SERVICES	3,371,207

TRANSPORTATION - 2.7%
475,698	e	Abertis Infraestructuras S.A. (Continuous)	10,872
150,545		Aeroports de Paris	18,763
53,088	*,e	Air Berlin plc	128
2,203,300	e	Air China Ltd	1,305
184,836	*,e	Air France-KLM	2,776
2,590,624	e	Air New Zealand Ltd	4,603
196,900	*	Air Transport Services Group, Inc	1,546
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,613,800		AirAsia BHD	$2,043
1,527,300	*	AirAsia X BHD	365
1,004,100		Airports of Thailand PCL (Foreign)	6,021
303,500		Alaska Air Group, Inc	28,320
528,852		All America Latina Logistica S.A.	1,764
606,831	e	All Nippon Airways Co Ltd	1,310
46,666		Allegiant Travel Co	5,223
53,573		Amerco, Inc	12,435
1,933,278	*,e	American Airlines Group, Inc	70,758
634,771	*,m	AMR Corp (Escrow)	6,310
624,000		Anhui Expressway Co	321
2,361,529		Ansaldo STS S.p.A.	27,695
1,682	e	AP Moller - Maersk AS (Class A)	19,357
3,313	e	AP Moller - Maersk AS (Class B)	39,652
97,794		Arkansas Best Corp	3,613
703,301		Asciano Group	3,403
255,710	*	Asiana Airlines	1,214
100,523	*	Atlas Air Worldwide Holdings, Inc	3,545
2,036,836	*	Auckland International Airport Ltd	6,739
80,073		Autostrada Torino-Milano S.p.A.	1,359
1,524,938		Autostrade S.p.A.	39,183
215,000		Avianca Holdings S.A.	460
25,000	*	Avianca Holdings S.A. (ADR)	426
265,957	*	Avis Budget Group, Inc	12,952
726,100		Bangkok Expressway PCL	740
7,400,000	*	Bangkok Metro PCL	203
622,724		BBA Aviation plc	3,446
2,254,400		Beijing Capital International Airport Co Ltd	1,552
71,058		bpost S.A.	1,591
1,042,128	*	Brockman Mining Ltd	54
29,155,700		BTS Group Holdings PCL (Foreign)	7,565
1,326,879	e	Canadian National Railway Co	74,548
140,688		Canadian Pacific Railway Ltd	21,164
959,791	e	Canadian Pacific Railway Ltd (Toronto)	143,817
2,506,830		Cathay Pacific Airways Ltd	4,682
240,240		Cebu Air, Inc	257
73,373	*	Celadon Group, Inc	1,764
246,109		Central Japan Railway Co	28,748
161,834		CH Robinson Worldwide, Inc	8,478
1,663,715	*	China Airlines	550
1,046,000	*	China Dredging Environment Protection Holdings Ltd	452
1,371,324		China Merchants Holdings International Co Ltd	4,728
4,901,000	*,e	China Shipping Container Lines Co Ltd	1,116
3,613,000	*,e	China Shipping Development Co Ltd	2,067
95,500	e	China Southern Airlines Co Ltd	31
13,300,000	*	China Timber Resources Group Ltd	704
254,000		Chinese Maritime Transport Ltd	325
1,028,648		Cia de Concessoes Rodoviarias	7,897
69,200		Cia de Locacao das Americas	105
20,368		Clarkson plc	833
2,694,710		ComfortDelgro Corp Ltd	4,263
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,985		Compagnie Maritime Belge S.A.	$406
8,170,245	*	Compania SudAmericana de Vapores S.A.	400
572,433		Con-Way, Inc	23,516
90,449		Copa Holdings S.A. (Class A)	13,132
3,262,575	*,e	COSCO Holdings	1,353
4,726,707		COSCO Pacific Ltd	6,050
350,000		Costamare, Inc	7,525
1,741,718		CSX Corp	50,458
459,000		CWT Ltd	537
33,566		D/S Norden	1,431
173,000	*,e	Daiichi Chuo Kisen Kaisha	156
266,938		Dart Group plc	1,239
892,050		Dazhong Transportation Group Co Ltd	566
5,758,949		Delta Air Lines, Inc	199,548
1,098,200	*	Deutsche Lufthansa AG.	28,794
2,083,081		Deutsche Post AG.	77,444
18,836		Dfds AS	1,539
150,633	e	DSV AS	4,857
496,525		East Japan Railway Co	36,573
2,122,555		easyJet plc	60,745
57,354	*	Echo Global Logistics, Inc	1,051
177,734		EcoRodovias Infraestrutura e Logistica S.A.	1,065
1,020,519	*	Eva Airways Corp	514
294,000		Evergreen International Storage & Transport Corp	196
1,709,222	*	Evergreen Marine Corp Tawain Ltd	1,001
7,300	e	Exchange Income Corp	136
218,621		Expeditors International of Washington, Inc	8,664
1,696,215		FedEx Corp	224,850
1,459,329		Firstgroup plc	3,553
23,842		Flughafen Wien AG.	2,362
4,711		Flughafen Zuerich AG.	3,032
148,268		Forward Air Corp	6,837
32,429		Fraport AG. Frankfurt Airport Services Worldwide	2,423
278,083		Freightways Ltd	1,169
163,000	e	Fukuyama Transporting Co Ltd	979
6,917		Gateway Distriparks Ltd	19
114,847	*	Genesee & Wyoming, Inc (Class A)	11,177
15,967		GLOVIS Co Ltd	3,631
91,745		Go-Ahead Group plc	2,852
161,706	*	Gol Linhas Aereas Inteligentes S.A.	780
373,470	e	Golden Ocean Group Ltd	739
570,602	e	Grindrod Ltd	1,382
523,455		Groupe Eurotunnel S.A.	6,682
537,500	*,e	Grupo Aeromexico SAB de C.V.	863
429,900		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,562
911,191		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,320
471,400		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,782
303,560		Guangdong Provincial Expressway Development Co Ltd	95
2,353,042	*	GVK Power & Infrastructure Ltd	436
1,214,000	e	GZI Transportation Ltd	626
132,000		Hainan Meilan International Airport Co Ltd	125
33,821		Hamburger Hafen und Logistik AG.	814
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
160,412	*	Hanjin Kal Corp	$3,553
119,890	*	Hanjin Shipping Co Ltd	726
4,330		Hanjin Transportation Co Ltd	109
209,000		Hankyu Hanshin Holdings, Inc	1,137
197,148	*,e	Hawaiian Holdings, Inc	2,752
153,276	e	Heartland Express, Inc	3,478
4,069,608	*	Hertz Global Holdings, Inc	108,414
52,200		Hitachi Transport System Ltd	849
1,496,327	e	Hopewell Highway Infrastructure Ltd	725
158,229	*	Hub Group, Inc (Class A)	6,328
4,898,040	e	Hutchison Port Holdings Trust	3,185
69,371	*	Hyundai Merchant Marine Co Ltd	671
96,857		Iino Kaiun Kaisha Ltd	485
1,254	*	Integer.pl S.A.	120
3,502,612	*	International Consolidated Airlines Group S.A.	24,441
4,716,507	*	International Consolidated Airlines Group S.A. (London)	32,814
1,994,770		International Container Term Services, Inc	4,809
21,426		International Shipholding Corp	631
33,636		Irish Continental Group plc	1,411
334,021		J.B. Hunt Transport Services, Inc	24,023
231,800		Japan Airlines Co Ltd	11,408
43,155		Japan Airport Terminal Co Ltd	1,119
106,137	*	Jet Airways India Ltd	441
880,976	*,e	JetBlue Airways Corp	7,656
3,471,800	e	Jiangsu Express	3,958
166,000		Jinzhou Port Co Ltd	64
99,500		Julio Simoes Logistica S.A.	623
515,587		Kamigumi Co Ltd	5,009
706,801		Kansas City Southern Industries, Inc	72,136
2,514,400		Kawasaki Kisen Kaisha Ltd	5,432
386,555	e	Keihin Electric Express Railway Co Ltd	3,260
106,107		Keio Corp	739
45,032		Keisei Electric Railway Co Ltd	390
961,480	*	Kerry Logistics Network Ltd	1,410
1,479,185	e	Kintetsu Corp	5,260
19,400		Kintetsu World Express, Inc	862
155,752	*	Kirby Corp	15,770
188,509		Knight Transportation, Inc	4,360
27,510	*	Korean Air Lines Co Ltd	1,001
21,031		Kuehne & Nagel International AG.	2,943
352,298		Lan Airlines S.A.	5,332
150,995		Landstar System, Inc	8,942
227,000	e	Latam Airlines Group S.A. (ADR)	3,416
1,329,232	*	LLX Logistica S.A.	586
153,271		Localiza Rent A Car	2,243
42,200	*	Log-in Logistica Intermodal S.A.	150
957,574	e	Macquarie Atlas Roads Group	2,638
153,014		Mainfreight Ltd	1,760
680,727		Malaysia Airports Holdings BHD	1,668
9,180,300	*	Malaysian Airline System BHD	593
246,800		Malaysian Bulk Carriers BHD	155
87,793		Marten Transport Ltd	1,889
68,000		Maruzen Showa Unyu Co Ltd	229
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
204,049		Matson, Inc	$5,038
348,775		Mermaid Marine Australia Ltd	763
2,707,700	*	MISC BHD	5,728
20,349		Mitsubishi Logistics Corp	283
1,599,358		Mitsui OSK Lines Ltd	6,221
439,610		Mitsui-Soko Co Ltd	1,751
1,180,108		MTR Corp	4,373
1,216,181		Mundra Port and Special Economic Zone Ltd	3,825
618,362		National Express Group plc	2,891
1,221,718	*,e	Neptune Orient Lines Ltd	968
435,641		Nippon Express Co Ltd	2,131
104,300		Nippon Konpo Unyu Soko Co Ltd	1,839
4,231,669		Nippon Yusen Kabushiki Kaisha	12,290
96,000		Nissin Corp	273
253,400		Nok Airlines PCL	147
1,087,478		Norfolk Southern Corp	105,670
194,782		Northgate plc	1,689
31,311	*,e	Norwegian Air Shuttle AS	1,322
129,942	e	Odakyu Electric Railway Co Ltd	1,119
75,859		Oesterreichische Post AG.	3,823
1,991,500	*,e	OHL Mexico SAB de CV	5,167
367,522	*	Old Dominion Freight Line	20,853
302,500	e	Orient Overseas International Ltd	1,393
366,412	*	Pacer International, Inc	3,283
2,203,290	*	Pacific Basin Shipping Ltd	1,410
14,713		Panalpina Welttransport Holding AG.	2,261
31,461	*	Park-Ohio Holdings Corp	1,767
24,954	*	Patriot Transportation Holding, Inc	900
922,800		Pos Malaysia & Services Holdings BHD	1,350
550,600		Precious Shipping PCL	481
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
6,069,500		PT Cardig Aero Services Tbk	497
9,680,800		PT Express Transindo Utama Tbk	1,242
9,555,000	*	PT Garuda Indonesia Tbk	419
2,305,100		PT Jasa Marga Tbk	1,225
6,339,000	*	PT Nusantara Infrastructure Tbk	135
7,139,000	*	PT Trada Maritime Tbk	1,083
1,154,049	*	Qantas Airways Ltd	1,186
2,019,029		QR National Ltd	9,644
160,956	*	Quality Distribution, Inc	2,091
1,223,520	e	Qube Logistics Holdings Ltd	2,537
237,605	*	Republic Airways Holdings, Inc	2,172
458,000		Road King Infrastructure	423
63,924	*	Roadrunner Transportation Services Holdings, Inc	1,613
9,515,974	*	Royal Mail plc	89,447
46,434	*	Ryanair Holdings plc	489
284,279	*	Ryanair Holdings plc (ADR)	16,718
209,964		Ryder System, Inc	16,780
498,000		Sagami Railway Co Ltd	1,824
86,482	*	Saia, Inc	3,304
96	*,m	SAir Group	0	^
334,000		Sankyu, Inc	1,255
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,300		Santos Brasil Participacoes S.A.	$475
184,067	*,e	SAS AB	408
13,108		SAVE S.p.A.	239
344,188	*	Scorpio Bulkers, Inc	3,480
7,680		Sebang Co Ltd	134
483,287		Seino Holdings Corp	4,611
274,000	e	Senko Co Ltd	1,189
229,100		Shanghai Jinjiang International Investment Holdings Co	208
141,400		Shenzhen Chiwan Petroleum	285
259,100		Shenzhen Chiwan Wharf Holdings Ltd	420
876,000		Shenzhen Expressway Co Ltd	396
1,554,500	e	Shenzhen International Holdings Ltd	1,950
58,000		Shibusawa Warehouse Co Ltd	216
388,006		Shih Wei Navigation Co Ltd	263
118,000	e	Shinwa Kaiun Kaisha Ltd	280
4,633,097		Shun TAK Holdings Ltd	2,389
2,054,000	e	Sichuan Expressway Co Ltd	562
480,000		Sincere Navigation	442
191,590		Singapore Airlines Ltd	1,596
1,171,000	e	Singapore Airport Terminal Services Ltd	2,832
3,303,419		Singapore Post Ltd	3,575
4,872,000		Sinotrans Ltd	2,453
2,700,000		Sinotrans Shipping Ltd	805
1,402,000		SITC International Co Ltd	677
39,187		Sixt AG.	1,563
42,243		Sixt AG. (Preference)	1,330
54,827	*	Skymark Airlines, Inc	154
198,351		Skywest, Inc	2,531
979,000	e	SMRT Corp Ltd	794
12,065,075		Sociedad Matriz SAAM S.A.	1,041
79,483		Societa Iniziative Autostradali e Servizi S.p.A.	956
3,510,175		Southwest Airlines Co	82,875
377,903	*	Spirit Airlines, Inc	22,447
979,865		Stagecoach Group plc	6,455
460,411	e	Stobart Group Ltd	1,011
58,496		Stolt-Nielsen S.A.	1,695
77,400	e	Student Transportation, Inc	479
157,767		Sumitomo Warehouse Co Ltd	768
469,021	*,e	Swift Transportation Co, Inc	11,608
1,392,226		Sydney Airport	5,417
328,000		T.Join Transportation Co	447
214,000		Taiwan Navigation Co Ltd	169
649,487		TAV Havalimanlari Holding AS	5,227
55,000		Tegma Gestao Logistica	463
1,473,300		Thai Airways International PCL	637
126,854		Thoresen Thai Agencies PCL	83
6,720,000		Tianjin Port Development Holdings Ltd	1,085
696,000	*,e	Tiger Airways Holdings Ltd	224
506,679		TNT Express NV	4,971
524,566	*	TNT NV	2,390
360,629		Tobu Railway Co Ltd	1,741
1,749,058		Tokyu Corp	10,688
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
601,966		Toll Holdings Ltd	$2,911
138,500		TPI-Triunfo Participacoes e Investimentos S.A.	516
208,000		Transasia Airways Corp	83
453,049	e	TransForce, Inc	9,647
1,107,721		Transurban Group	7,468
1,835,057		Turk Hava Yollari	5,651
2,202,682	*	UAL Corp	98,306
55,023	*,e	Ultrapetrol Bahamas Ltd	171
438,800		U-Ming Marine Transport Corp	743
2,926,041		Union Pacific Corp	549,101
2,405,133		United Parcel Service, Inc (Class B)	234,212
20,701		Universal Truckload Services, Inc	598
647,183	e	UTI Worldwide, Inc	6,854
1,220,317	*	Virgin Australia Holdings Ltd	419
67,336	*,m	Virgin Australia Int Holdings	0	^
23,321		VTG AG.	467
277,357		Wan Hai Lines Ltd	134
164,067		Werner Enterprises, Inc	4,185
159,918	*,e	Wesco Aircraft Holdings, Inc	3,520
369,441		West Japan Railway Co	15,079
130,200	e	Westshore Terminals Investment Corp	3,898
75,774		Wilh. Wilhelmsen ASA	718
364,927		Wisdom Marine Lines Co Ltd	420
6,934,000		Xiamen International Port Co Ltd	940
165,985	*,e	XPO Logistics, Inc	4,882
213,031		Yamato Transport Co Ltd	4,585
1,291,515	*	Yang Ming Marine Transport	544
131,329	*,e	YRC Worldwide, Inc	2,955
17,900		Yusen Air & Sea Service Co Ltd	226
4,311,400		Zhejiang Expressway Co Ltd	3,928
		TOTAL TRANSPORTATION	3,384,618

UTILITIES - 2.8%
1,698,254		A2A S.p.A.	2,199
3,805,431		Aboitiz Power Corp	3,159
30,516	e	Acciona S.A.	2,646
143,644		ACEA S.p.A.	2,125
78,161		Actelios S.p.A.	160
1,643,325		AES Corp	23,467
2,838,484		AES Gener S.A.	1,552
122,044		AES Tiete S.A.	970
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
571,410		AGL Energy Ltd	8,058
167,520		AGL Resources, Inc	8,202
2,747,487		Aguas Andinas S.A.	1,703
42,810	*	Akenerji Elektrik Uretim AS	20
192,025	e	Algonquin Power & Utilities Corp	1,355
176,868	e	Allete, Inc	9,271
382,744		Alliant Energy Corp	21,744
100,000	*	Alupar Investimento S.A.	790
591,070		Ameren Corp	24,352
2,035,276		American Electric Power Co, Inc	103,107
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
213,738		American States Water Co	$6,902
1,070,141		American Water Works Co, Inc	48,584
683,128	e	APA Group	4,071
178,610	e	Aqua America, Inc	4,478
31,088		Artesian Resources Corp	698
294,091		Ascopiave S.p.A.	920
177,552	*	Atco Ltd	8,530
469,811	e	Atlantic Power Corp	1,362
322,679	e	Atlantic Power Corp (Toronto)	934
287,540		Atmos Energy Corp	13,552
231,875		Avista Corp	7,107
4,330,000	e	Beijing Enterprises Water Group Ltd	3,036
2,324,000	*	Binhai Investment Co Ltd	134
27,565		BKW S.A.	976
168,492		Black Hills Corp	9,714
30,295		Boralex, Inc	356
211,458		California Water Service Group	5,062
4,904,350	*	Calpine Corp	102,550
160,734	e	Canadian Utilities Ltd	5,980
158,300	e	Capital Power Corp	3,683
3,853,747		Centerpoint Energy, Inc	91,295
321,341		Centrais Eletricas Brasileiras S.A.	935
272,324		Centrais Eletricas Brasileiras S.A. (Preference)	1,306
16,900		Centrais Eletricas de Santa Catarina S.A.	123
3,549,216		Centrica plc	19,526
36,864		CESC Ltd	310
209,086		CEZ AS	6,001
42,209		Chesapeake Utilities Corp	2,666
864,344	e	Cheung Kong Infrastructure Holdings Ltd	5,528
3,390,000	e	China Datang Corp Renewable Power Co Ltd	539
6,724,100		China Gas Holdings Ltd	10,518
3,627,500		China Longyuan Power Group Corp	3,655
5,300,000	e	China Oil and Gas Group Ltd	903
7,298,000	e	China Power International Development Ltd	2,535
8,540,000	*,e	China Power New Energy Development Co Ltd	585
2,354,800		China Resources Gas Group Ltd	7,507
3,214,899		China Resources Power Holdings Co	8,398
2,302,000		China Water Affairs Group Ltd	731
1,046,386		Chubu Electric Power Co, Inc	12,311
514,456		Chugoku Electric Power Co, Inc	7,159
861,719		Cia de Saneamento Basico do Estado de Sao Paulo	8,013
68,000		Cia de Saneamento de Minas Gerais-COPASA	1,089
899,218		Cia Energetica de Minas Gerais	6,044
495,171		Cia Energetica de Sao Paulo (Class B)	5,816
20,104		Cia Energetica do Ceara	329
277,119		Cia Paranaense de Energia	3,641
227,524		Cleco Corp	11,508
1,717,859		CLP Holdings Ltd	12,964
675,445		CMS Energy Corp	19,777
9,189,139		Colbun S.A.	2,265
41,961		Connecticut Water Service, Inc	1,434
474,365		Consolidated Edison, Inc	25,450
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,577		Consolidated Water Co, Inc	$746
2,721,316	e	Contact Energy Ltd	12,569
275,340		CPFL Energia S.A.	2,257
6,994,900		Datang International Power Generation Co Ltd	2,554
28,233		Delta Natural Gas Co, Inc	585
1,824,451		Dominion Resources, Inc	129,518
1,877,346		Drax Group plc	24,004
376,652		DTE Energy Co	27,981
2,074,182		DUET Group	4,003
2,757,428		Duke Energy Corp	196,384
380,932	*,e	Dynegy, Inc	9,500
3,170,954		E.ON AG.	61,929
3,799		E1 Corp	254
1,713,867		Edison International	97,022
666,401		EDP - Energias do Brasil S.A.	3,025
155,962		El Paso Electric Co	5,573
201,961		Electric Power Development Co	5,680
1,659,073		Electricite de France	65,601
34,680		Elia System Operator S.A.	1,752
192,376	e	Empire District Electric Co	4,679
675,213		Empresa Electrica del Norte Grande S.A.	908
4,291,703		Empresa Nacional de Electricidad S.A.	6,203
134,828		Enagas	4,101
941,680		Endesa S.A.	33,902
238,259		Enea S.A.	1,258
1,410,581		Enel Green Power S.p.A	3,962
8,658,177		Enel S.p.A.	48,972
433,601	*	Energa S.A.	2,559
2,535,345	e	Energias de Portugal S.A.	11,771
1,024,060	*	Energy World Corp Ltd	310
43,213,640		Enersis S.A.	13,430
275,526	*	Eneva S.A.	198
220,191		Entergy Corp	14,720
2,342,457		Envestra Ltd	2,448
227,030		Equatorial Energia S.A.	2,046
64,317	e	EVN AG.	905
5,156,072		Exelon Corp	173,038
3,769,200		First Gen Corp	1,580
731,930		First Philippine Holdings Corp	1,184
932,938		FirstEnergy Corp	31,748
317,859	e	Fortis, Inc	9,063
428,081	e	Fortum Oyj	9,731
435,671		GAIL India Ltd	2,746
797,400		Gas Malaysia BHD	910
1,459,084		Gas Natural SDG S.A.	41,049
3,846,417		Gaz de France	105,219
55,449	*	Genie Energy Ltd	553
721,100		Glow Energy PCL (Foreign)	1,695
437,531		Great Plains Energy, Inc	11,831
140,000		Great Taipei Gas Co Ltd	107
9,043,100		Guangdong Investments Ltd	8,646
2,050		Gujarat Gas Co Ltd	9
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
194,239		Gujarat State Petronet Ltd	$226
41,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	393
74,007	e	Hawaiian Electric Industries, Inc	1,881
1,508,470		Hera S.p.A.	4,406
130,671	*	Hokkaido Electric Power Co, Inc	1,101
325,490		Hokuriku Electric Power Co	4,220
4,784,276		Hong Kong & China Gas Ltd	10,452
3,227,319		Hong Kong Electric Holdings Ltd	28,012
1,137,130	*	Huadian Energy Co Ltd	329
9,918,000	e	Huadian Fuxin Energy Corp Ltd	5,422
7,424,000	e	Huadian Power International Co	3,610
9,338,200		Huaneng Power International, Inc	8,963
10,510,000		Huaneng Renewables Corp Ltd	3,572
681,000	e	Hyflux Ltd	663
4,290,032		Iberdrola S.A.	30,019
191,023		Idacorp, Inc	10,596
71,572	*	Indiabulls Infrastructure and Power Ltd	4
63,672		Indraprastha Gas Ltd	319
1,828,612		Infratil Ltd	3,587
215,423	e	Innergex Renewable Energy, Inc	1,943
63,390		Integrys Energy Group, Inc	3,781
661,851		Interconexion Electrica S.A.	2,950
907,247		Inversiones Aguas Metropolitanas S.A.	1,472
1,413,720		Iride S.p.A.	2,552
861,473		Isagen S.A. ESP	1,411
187,739		ITC Holdings Corp	7,012
167,325	e	Just Energy Income Fund	1,346
20,000	*	K&O Energy Group, Inc	275
1,692,504	*	Kansai Electric Power Co, Inc	17,349
3,193		Korea District Heating Corp	204
372,690		Korea Electric Power Corp	12,793
29,186		Korea Gas Corp	1,711
4,902		KyungDong City Gas Co Ltd	502
348,105	*	Kyushu Electric Power Co, Inc	4,256
125,121		Laclede Group, Inc	5,899
221,400		Light S.A.	1,830
189,571	e	Macquarie Power & Infrastructure Income Fund	689
1,428,200		Manila Water Co, Inc	762
661,365		MDU Resources Group, Inc	22,691
139,011		MGE Energy, Inc	5,453
66,089		Middlesex Water Co	1,442
1,486,414		Mighty River Power Ltd	2,827
242,358		National Fuel Gas Co	16,975
6,244,277		National Grid plc	85,806
196,727		New Jersey Resources Corp	9,797
2,472,696		NextEra Energy, Inc	236,439
783,170		NiSource, Inc	27,826
965,010		Northeast Utilities	43,908
128,959	e	Northland Power Income Fund	2,030
104,430	e	Northwest Natural Gas Co	4,596
146,696		NorthWestern Corp	6,958
1,477,957		NRG Energy, Inc	46,999
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
335,504	e	NRG Yield, Inc	$13,262
1,626,649		NTPC Ltd	3,271
1,321,881		OGE Energy Corp	48,592
126,600		Okinawa Electric Power Co, Inc	4,289
53,458	*	ONE Gas, Inc	1,921
67,237	e	Ormat Technologies, Inc	2,018
2,506,440		Osaka Gas Co Ltd	9,473
138,289		Otter Tail Corp	4,258
70,659	e	Pattern Energy Group, Inc	1,917
763,320		Pennon Group plc	9,465
194,642	e	Pepco Holdings, Inc	3,986
736,600		Petronas Gas BHD	5,373
1,380,095		PG&E Corp	59,620
335,246		Piedmont Natural Gas Co, Inc	11,864
348,617		Pinnacle West Capital Corp	19,055
302,047		PNM Resources, Inc	8,164
9,007,750		PNOC Energy Development Corp	1,139
1,810,792		Polska Grupa Energetyczna S.A.	11,314
287,626		Portland General Electric Co	9,302
1,867,901		Power Grid Corp of India Ltd	3,291
1,023,394		PPL Corp	33,915
19,107,700		PT Perusahaan Gas Negara	8,672
435,227		PTC India Ltd	494
249,773		Public Power Corp	4,128
1,221,916		Public Service Enterprise Group, Inc	46,604
803,200		Puncak Niaga Holding BHD	702
57,670	*,e	Pure Cycle Corp	349
283,167		Questar Corp	6,734
45,161		Red Electrica de Espana	3,672
157,984	e	Redes Energeticas Nacionais S.A.	622
153,552		Reliance Energy Ltd	1,118
787,214	*	Reliance Power Ltd	933
36,795		Rubis	2,648
1,418,289		RusHydro (ADR)	2,156
271,151		RWE AG.	11,003
551		RWE AG. (Preference)	18
3,832		Samchully Co Ltd	504
120,848		SCANA Corp	6,202
298,088		Scottish & Southern Energy plc	7,301
41,478		Sechilienne-Sidec	1,113
1,712,458		Sempra Energy	165,697
388,084		Severn Trent plc	11,795
129,578	*	Shikoku Electric Power Co, Inc	1,757
59,000		Shizuoka Gas Co Ltd	360
64,664		SJW Corp	1,911
2,220,323		Snam Rete Gas S.p.A.	13,006
119,087		South Jersey Industries, Inc	6,680
853,359		Southern Co	37,497
177,324		Southwest Gas Corp	9,478
2,174,405		SP AusNet	2,647
1,584,296		Spark Infrastructure Group	2,517
323,100	*	SPCG PCL	191
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
581,093		Suez Environnement S.A.	$11,804
301,434	e	Superior Plus Corp	3,321
1,085,450		Taiwan Cogeneration Corp	676
1,557,480		Tata Power Co Ltd	2,226
2,335,259		Tauron Polska Energia S.A.	4,049
169,113	e	TECO Energy, Inc	2,900
88,702		Telecom Plus plc	2,646
7,471,118		Tenaga Nasional BHD	27,361
838,822		Terna Rete Elettrica Nazionale S.p.A.	4,489
3,045,800	*	Thai Tap Water Supply	913
366,223	e	Toho Gas Co Ltd	1,990
458,032	*	Tohoku Electric Power Co, Inc	4,710
1,404,309	*	Tokyo Electric Power Co, Inc	5,650
6,360,285		Tokyo Gas Co Ltd	32,251
1,289,000		Towngas China Co Ltd	1,577
191,320		Tractebel Energia S.A.	2,960
265,215	e	TransAlta Corp	3,080
27,200		TransAlta Renewables, Inc	283
115,400		Transmissora Alianca de Energia Eletrica S.A.	979
433,097		UGI Corp	19,754
254,134		UIL Holdings Corp	9,355
690,545		United Utilities Group plc	9,084
63,341		Unitil Corp	2,080
158,845		UNS Energy Corp	9,535
44,100		Valener, Inc	621
269,675		Vectren Corp	10,622
769,671	e	Veolia Environnement	15,253
361,416	e	Westar Energy, Inc	12,707
196,449		WGL Holdings, Inc	7,870
609,984	e	Wisconsin Energy Corp	28,395
3,238	*,m	WM Technologie AG.	77
1,040,768		Xcel Energy, Inc	31,598
1,585,800		Xinao Gas Holdings Ltd	11,063
4,770		YESCO Co Ltd	168
41,556		York Water Co	848
10,657,182		YTL Corp BHD	4,996
4,343,333	*	YTL Power International BHD	2,089
16,000		Zespol Elektrowni Patnow Adamow Konin S.A.	126
1,207,253	*	Zorlu Enerji Elektrik Uretim AS	633
		TOTAL UTILITIES	3,541,784
		TOTAL COMMON STOCKS	125,033,112
		(Cost $103,554,043)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
500		Tesla Motors, Inc	0	^
		TOTAL AUTOMOBILES & COMPONENTS	0	^

BANKS - 0.0%
30,000		Bank of America Corp	25
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,000		Bank of America Corp	$32
16,000		Citigroup, Inc	21
		TOTAL BANKS	78

ENERGY - 0.0%
10,000		Exxon Mobil Corp	39
		TOTAL ENERGY	39
		TOTAL PURCHASED OPTIONS	117
		(Cost $111)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
4,209,234	*	ITAUSA Investimentos Itau PR	17,160
		TOTAL BANKS	17,160
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,482
		TOTAL DIVERSIFIED FINANCIALS	1,482
MEDIA - 0.0%
10,281,201	*	Zee Entertainment Enterprises Ltd	122
		TOTAL MEDIA	122
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	18,783
		(Cost $23,530)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
2,344,171		Banco Bilbao Vizcaya Argentaria S.A.	549
719,551		Banco Popolare SC	6,126
2,254,408		Piraeus Bank S.A.	3,385
		TOTAL BANKS	10,060

CAPITAL GOODS - 0.0%
82,398	m	Mota-Engil Africa	45
		TOTAL CAPITAL GOODS	45

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,487,889	m	New World Development Co Ltd	940
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	940

CONSUMER DURABLES & APPAREL - 0.0%
716	m	YG Entertainment, Inc	13
		TOTAL CONSUMER DURABLES & APPAREL	13

DIVERSIFIED FINANCIALS - 0.0%
47,320	m	Deutsche Bank, John Keells	11
47,320	m	Deutsche Bank, John Keells	15
		TOTAL DIVERSIFIED FINANCIALS	26
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
ENERGY - 0.0%
112,581	m	Egyptian Kuwaiti Company	$29
123,722		Etablissements Maurel et Prom CW14	12
64,082	m	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	41

FOOD, BEVERAGE & TOBACCO - 0.0%
15,482		Olam International Ltd	8
374,698		Premier Foods plc	100
		TOTAL FOOD, BEVERAGE & TOBACCO	108

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
355,724		Community Health Systems, Inc	21
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	21

INSURANCE - 0.0%
2,085,279		RSA Insurance Group plc	1,165
		TOTAL INSURANCE	1,165

MATERIALS - 0.0%
217,220	m	Kingsgate Consolidated Ltd	0	^
1,558	*	Kinross Gold Corp	0	^
6,712		Royal Bafokeng Platinum Ltd	7
		TOTAL MATERIALS	7

MEDIA - 0.0%
4,978	m	Central European Media Enterprises Ltd	2
976	m	Central European Media Enterprises Ltd (Class A)	0	^
		TOTAL MEDIA	2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
13,858		Cubist Pharmaceuticals, Inc	9
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	39

REAL ESTATE - 0.0%
555		Tejon Ranch Co	2
		TOTAL REAL ESTATE	2

SOFTWARE & SERVICES - 0.0%
27,905	m	Samart Corp PCL	0	^
		TOTAL SOFTWARE & SERVICES	0	^

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	494

TRANSPORTATION - 0.0%
9,758		Thoresen Thai Agencies PCL	2
		TOTAL TRANSPORTATION	2
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY			VALUE (000)
UTILITIES - 0.0%
117,916	m	AES Gener S.A.			$10
218,047	m	Tata Power Co Ltd			93
		TOTAL UTILITIES			103

		TOTAL RIGHTS / WARRANTS			13,068
		(Cost $6,654)

PRINCIPAL	ISSUER		RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 4.5%
GOVERNMENT AGENCY DEBT - 0.2%
$16,000,000		Federal Home Loan Bank (FHLB)	0.060%	04/02/14	16,000
31,000,000		FHLB	0.075	05/16/14	30,997
22,000,000		FHLB	0.060	06/27/14	21,998
36,500,000		FHLB	0.095	07/16/14	36,496
50,000,000		FHLB	0.101	08/01/14	49,992
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	06/16/14	14,999
33,000,000		FHLMC	0.090	09/24/14	32,992
23,300,000		Federal National Mortgage Association (FNMA)	0.088	08/25/14	23,295
15,000,000		FNMA	0.100	09/22/14	14,996
		TOTAL GOVERNMENT AGENCY DEBT			241,765

TREASURY DEBT - 0.2%
3,500,000		United States Treasury Bill	0.071	04/03/14	3,500
8,900,000		United States Treasury Bill	0.051	04/24/14	8,900
8,000,000		United States Treasury Bill	0.045	05/08/14	8,000
1,000,000		United States Treasury Bill	0.088	05/29/14	1,000
8,000,000		United States Treasury Bill	0.050	06/26/14	7,999
4,000,000		United States Treasury Bill	0.101-0.103	07/24/14	4,000
11,800,000		United States Treasury Bill	0.065	08/14/14	11,797
83,000,000		United States Treasury Bill	0.060	08/21/14	82,981
71,000,000		United States Treasury Bill	0.080	09/04/14	70,982
23,800,000		United States Treasury Bill	0.073	11/13/14	23,790
30,000,000		United States Treasury Note	0.250	04/30/14	30,005
		TOTAL TREASURY DEBT			252,954

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
CERTIFICATE OF DEPOSIT - 0.4%
275,000,000		Bank of Montreal	0.030	04/01/14	275,000
185,000,000		CIBC Bank & Trust Company	0.010	04/01/14	185,000
		TOTAL CERTIFICATE OF DEPOSIT			460,000

REPURCHASE AGREEMENT - 2.8%
400,000,000	n	Barclays	0.060	04/01/14	400,000
350,000,000	o	Barclays	0.040	04/03/14	350,000
344,000,000	p	BNP	0.050	04/01/14	344,000
463,000,000	q	Calyon	0.050	04/01/14	463,000
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$975,000,000	r	HSBC	0.040%	04/03/14	$975,000
1,000,000,000	s	Royal Bank of Scotland	0.050	04/02/14	1,000,000
		TOTAL REPURCHASE AGREEMENT			3,532,000

TREASURY DEBT - 0.7%
445,000,000		United States Treasury Bill	0.037	04/10/14	444,996
101,000,000		United States Treasury Bill	0.104-0.109	04/24/14	100,993
100,000,000		United States Treasury Bill	0.097-0.102	05/15/14	99,987
100,000,000		United States Treasury Bill	0.050-0.051	06/26/14	99,992
100,000,000		United States Treasury Bill	0.103-0.108	08/14/14	99,977
100,000,000		United States Treasury Bill	0.079	09/25/14	99,970
		TOTAL TREASURY DEBT			945,915

VARIABLE RATE SECURITIES - 0.2%
10,225,543	i	Granite Master Issuer plc 2006	0.357	12/20/50	10,124
8,085,313	i	Granite Master Issuer plc 2007	0.357	12/20/50	8,005
4,675,440	i	Medallion Trust 2005	0.276	08/22/36	4,665
2,709,208	i	Nelnet Student Loan Trust 2007	0.483	09/25/18	2,710
8,393,450	i	Puma Finance Ltd	0.374	02/21/38	8,323
170,000,000	i	SLM Student Loan Trust 2007	0.279	01/25/19	168,142
16,452,869	i	SLM Student Loan Trust 2008	0.589	10/25/16	16,457
		TOTAL VARIABLE RATE SECURITIES			218,426

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,156,341

		TOTAL SHORT-TERM INVESTMENTS			5,651,060
		(Cost $5,652,300)
		TOTAL INVESTMENTS - 103.9%			130,718,326
		(Cost $109,238,915)
		OTHER ASSETS & LIABILITIES, NET - (3.9)%			(4,931,135)
		NET ASSETS - 100.0%			$125,787,191

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,368,287,000.
f	Restricted security. At 3/31/2014, the aggregate value of these securities amounted to $455,000 or 0.0% of net assets.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $7,102,000, or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.06% dated 3/31/14 to be repurchased at $400,000,000 on 4/1/14, collateralized by U.S. Government Agency Securities valued at $407,773,000.
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

o	Agreement with Barclays, 0.04% dated 3/31/14 to be repurchased at $350,002,000 on 4/3/14, collateralized by U.S. Government Agency Securities valued at $357,000,000.
p	Agreement with BNP, 0.05% dated 3/31/14 to be repurchased at $344,002,000 on 4/1/14, collateralized by U.S. Government Agency Securities valued at $350,880,000.
q	Agreement with Calyon, 0.05% dated 3/31/14 to be repurchased at $463,001,000 on 4/1/14, collateralized by U.S. Government Agency Securities valued at $472,260,000.
r	Agreement with HSBC, 0.04%-0.05% dated 3/31/14 to be repurchased at $975,005,000 on 4/3/14, collateralized by U.S. Government Agency Securities valued at $994,505,000.
s	Agreement with Royal Bank of Scotland, 0.05% dated 3/31/14 to be repurchased at $1,000,005,000 on 4/2/14, collateralized by U.S. Government Agency Securities valued at $1,020,005,000.
z	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

Cost amounts are in thousands.
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2014

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$92,049,260	70.4%
TOTAL DOMESTIC	92,049,260	70.4

FOREIGN

ARGENTINA	2,097	0.0
AUSTRALIA	1,678,636	1.3
AUSTRIA	180,491	0.1
BELGIUM	293,403	0.2
BERMUDA	40,120	0.0
BRAZIL	791,994	0.6
CAMBODIA	2,478	0.0
CANADA	2,816,814	2.2
CAYMAN ISLANDS	30,501	0.0
CHILE	117,465	0.1
CHINA	1,528,155	1.2
COLOMBIA	86,523	0.1
CYPRUS	138	0.0
CZECH REPUBLIC	24,422	0.0
DENMARK	402,579	0.3
EGYPT	26,617	0.0
FAROE ISLANDS	827	0.0
FINLAND	281,567	0.2
FRANCE	3,216,349	2.5
GEORGIA	3,923	0.0
GERMANY	2,428,493	1.9
GIBRALTAR	1,740	0.0
GREECE	175,193	0.1
GUERNSEY, C.I.	2,472	0.0
HONG KONG	863,016	0.7
HUNGARY	15,741	0.0
INDIA	626,643	0.5
INDONESIA	214,883	0.2
IRELAND	313,357	0.2
ISLE OF MAN	5,674	0.0
ISRAEL	141,099	0.1
ITALY	699,887	0.5
JAPAN	5,439,942	4.2
JERSEY, C.I.	17,062	0.0
KOREA, REPUBLIC OF	1,273,609	1.0
LUXEMBOURG	35,951	0.0
MACAU	26,219	0.0
MALAYSIA	285,938	0.2
MEXICO	381,211	0.3
MONACO	2,348	0.0
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NETHERLANDS	$1,257,398	1.0%
NEW ZEALAND	101,409	0.1
NORWAY	257,285	0.2
PANAMA	16,042	0.0
PERU	21,189	0.0
PHILIPPINES	109,147	0.1
POLAND	136,150	0.1
PORTUGAL	80,065	0.1
PUERTO RICO	14,247	0.0
ROMANIA	635	0.0
RUSSIA	334,784	0.3
SINGAPORE	404,098	0.3
SOUTH AFRICA	574,177	0.4
SPAIN	556,416	0.4
SWEDEN	1,029,790	0.8
SWITZERLAND	2,360,346	1.8
TAIWAN	1,082,518	0.8
THAILAND	208,828	0.2
TURKEY	126,921	0.1
UKRAINE	540	0.0
UNITED ARAB EMIRATES	25,157	0.0
UNITED KINGDOM	5,494,722	4.2
VIETNAM	1,625	0.0
TOTAL FOREIGN	38,669,066	29.6

TOTAL PORTFOLIO	$130,718,326	100.0%
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.8%

AUSTRALIA - 2.2%
167,503		AGL Energy Ltd	$2,362
56,129	e	ALS Ltd	383
938,241	*	Alumina Ltd	1,045
506,847		Amcor Ltd	4,897
1,047,726		AMP Ltd	4,850
122,011	e	APA Group	727
262,749		Asciano Group	1,271
1,246,419		Australia & New Zealand Banking Group Ltd	38,343
59,331		Australian Stock Exchange Ltd	1,988
47,247		Bank of Queensland Ltd	565
60,838		Bendigo Bank Ltd	643
681,005	*,m	BGP Holdings plc	0	^
2,188,800		BHP Billiton Ltd	74,190
126,480	*	BlueScope Steel Ltd	721
114,669		Boral Ltd	603
447,285		Brambles Ltd	3,848
19,177		Caltex Australia Ltd	392
312,938		CFS Gandel Retail Trust	549
800,000		Challenger Financial Services Group Ltd	4,760
189,166		Coca-Cola Amatil Ltd	1,938
8,461	e	Cochlear Ltd	448
446,083		Commonwealth Bank of Australia	32,113
154,497		Computershare Ltd	1,738
420,941		Crown Ltd	6,510
153,516		CSL Ltd	9,916
799,457	e	David Jones Ltd	2,419
744,146		DB RREEF Trust	734
70,491		DuluxGroup Ltd	375
4,411,057		Echo Entertainment Group Ltd	10,041
206,623		Federation Centres	453
157,733	e	Flight Centre Ltd	7,695
228,983	e	Fortescue Metals Group Ltd	1,121
254,397		GPT Group (ASE)	865
73,749	e	Harvey Norman Holdings Ltd	226
62,072		Iluka Resources Ltd	572
338,303		Incitec Pivot Ltd	930
687,700		Insurance Australia Group Ltd	3,557
2,993,669		John Fairfax Holdings Ltd	2,546
57,149	e	Leighton Holdings Ltd	1,120
200,029		Lend Lease Corp Ltd	2,203
257,747		Macquarie Goodman Group	1,134
118,691		Macquarie Group Ltd	6,400
124,769	e	Metcash Ltd	303
1,214,495		Mirvac Group	1,919
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,074,368		National Australia Bank Ltd	$35,422
498,596		Newcrest Mining Ltd	4,562
321,889		OneSteel Ltd	405
121,350		Orica Ltd	2,469
388,451		Origin Energy Ltd	5,159
328,034	*	Orora Ltd	418
72,671		Oxiana Ltd	240
151,507	*	Qantas Airways Ltd	156
480,088		QBE Insurance Group Ltd	5,705
297,102		QR National Ltd	1,419
19,348		Ramsay Health Care Ltd	865
7,784		REA Group Ltd	353
43,305	*	Recall Holdings Ltd	187
203,856		Rio Tinto Ltd	12,024
327,093		Santos Ltd	4,101
47,723		Seek Ltd	780
39,943		Shopping Centres Australasia Property Group	62
55,872		Sonic Healthcare Ltd	895
240,978		SP AusNet	293
850,842		Stockland Trust Group	2,964
474,556		Suncorp-Metway Ltd	5,679
239,402		Sydney Airport	932
105,707		Tabcorp Holdings Ltd	335
207,107		Tattersall’s Ltd	558
1,639,604		Telstra Corp Ltd	7,731
263,059		Toll Holdings Ltd	1,272
405,253		Transurban Group	2,732
94,841		Treasury Wine Estates Ltd	312
388,529		Wesfarmers Ltd	14,887
2,027,119		Westfield Group	19,309
1,459,690		Westfield Retail Trust	4,041
796,247	*	Westpac Banking Corp	25,601
225,096		Woodside Petroleum Ltd	8,151
384,114		Woolworths Ltd	12,738
44,823		WorleyParsons Ltd	631
		TOTAL AUSTRALIA	422,801

AUSTRIA - 0.2%
102,256	e	Andritz AG.	6,323
24,981		Erste Bank der Oesterreichischen Sparkassen AG.	854
65,989	*,m	Immoeast AG.	0^
92,212		Immofinanz Immobilien Anlagen AG.	432
170,000		Oesterreichische Post AG.	8,568
14,339		OMV AG.	651
490,438		Raiffeisen International Bank Holding AG.	16,366
24,475		Telekom Austria AG.	244
10,930		Voestalpine AG.	481
3,531		Wiener Staedtische Allgemeine Versicherung AG.	174
		TOTAL AUSTRIA	34,093

BELGIUM - 0.4%
21,782		Ageas	971
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
201,254		Anheuser-Busch InBev NV (ADR)	$21,192
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
334,737		Arseus NV	18,055
14,134		Belgacom S.A.	443
7,423		Colruyt S.A.	409
9,988		Delhaize Group	731
7,599		Groupe Bruxelles Lambert S.A.	759
477	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0^
77,831		InBev NV	8,197
24,229		KBC Groep NV	1,492
5,766		Solvay S.A.	906
5,052		Telenet Group Holding NV	311
263,830	e	UCB S.A.	21,166
10,869		Umicore	554
		TOTAL BELGIUM	75,186

BRAZIL - 0.1%
244,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,757
		TOTAL BRAZIL	10,757

CANADA - 3.5%
27,995		Agnico-Eagle Mines Ltd	848
38,181	e	Agrium, Inc (Toronto)	3,721
299,586		Alimentation Couche Tard, Inc	24,230
62,715	e	AltaGas Income Trust	2,570
332,248	e	ARC Energy Trust	9,151
17,806	*	Atco Ltd	855
269,589	*,e	Athabasca Oil Corp	1,941
249,700	e	Bank of Montreal (Toronto)	16,705
452,575	e	Bank of Nova Scotia	26,213
576,135		Barrick Gold Corp (Canada)	10,256
80,042	e	Baytex Energy Trust	3,296
191,768	e	BCE, Inc	8,261
60,948	e	Bell Aliant Regional Communications Income Fund	1,491
27,443	*	Blackberry Ltd (New)	222
732,144	e	Bombardier, Inc	2,722
165,644	e	Brookfield Asset Management, Inc	6,747
150,122		CAE, Inc	1,976
90,233	e	Cameco Corp (Toronto)	2,066
207,161	e	Canadian Imperial Bank of Commerce/Canada	17,849
654,877	e	Canadian National Railway Co	36,793
462,672		Canadian Natural Resources Ltd (Canada)	17,733
237,397		Canadian Oil Sands Trust	4,980
156,976	e	Canadian Pacific Railway Ltd (Toronto)	23,522
89,848		Canadian Tire Corp Ltd	8,471
19,942	e	Canadian Utilities Ltd	742
200,000	*	Canfor Corp	4,722
390,000	*	Celestica, Inc	4,269
223,208		Cenovus Energy, Inc (Toronto)	6,455
70,532	*	CGI Group, Inc	2,178
37,282	e	CI Financial Corp	1,176
101,993	e	Crescent Point Energy Corp	3,723
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
203,482		Dollarama, Inc	$15,502
442,874		Eldorado Gold Corp	2,464
8,620		Empire Co Ltd	528
250,406	e	Enbridge, Inc	11,373
199,042		EnCana Corp	4,251
31,421	e	Enerplus Resources Fund	628
3,640		Fairfax Financial Holdings Ltd	1,580
103,594		Finning International, Inc	2,933
19,778		First Capital Realty, Inc	314
275,331		First Quantum Minerals Ltd	5,088
122,582	e	Fortis, Inc	3,495
77,653		Franco-Nevada Corp	3,568
10,482		George Weston Ltd	781
67,414		Gildan Activewear, Inc	3,397
242,702	e	Goldcorp, Inc	5,921
151,854		Great-West Lifeco, Inc	4,185
19,466		H&R Real Estate Investment Trust	403
165,535	e	Husky Energy, Inc	4,965
21,052	e	IGM Financial, Inc	993
134,451	e	Imperial Oil Ltd	6,261
20,097		Industrial Alliance Insurance and Financial Services, Inc	826
25,452		ING Canada, Inc	1,584
42,956	e	Inter Pipeline Ltd	1,134
73,275	e	Keyera Facilities Income Fund	4,646
674,248	*	Kinross Gold Corp	2,787
130,000		Linamar Corp	5,997
25,847	e	Loblaw Cos Ltd	1,097
16,568	*,e	Lululemon Athletica, Inc	871
80,000		Magna International, Inc - Class A (NY)	7,705
66,963		Magna International, Inc (Class A)	6,438
592,184		Manulife Financial Corp	11,420
23,400	*	MEG Energy Corp	791
15,070		Methanex Corp	964
136,673	e	Metro, Inc	8,024
149,322	e	National Bank of Canada	5,984
278,986	*	New Gold, Inc	1,380
21,285		Onex Corp	1,182
190,162		Open Text Corp	9,086
147,375	e	Pembina Pipeline Income Fund	5,596
118,202	e	Pengrowth Energy Trust	715
85,729	e	Penn West Energy Trust	717
672,774	e	Peyto Energy Trust	22,955
320,531	e	Potash Corp of Saskatchewan (Toronto)	11,595
174,273	e	Power Corp Of Canada	4,764
123,003	e	Power Financial Corp	3,809
98,488		RioCan Real Estate Investment Trust	2,372
96,692	e	Rogers Communications, Inc (Class B)	4,007
522,633		Royal Bank of Canada (Toronto)	34,459
65,830		Saputo, Inc	3,316
82,981	e	Shaw Communications, Inc (B Shares)	1,982
47,555		Shoppers Drug Mart Corp	2,617
177,475		Silver Wheaton Corp	4,026
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
28,757		SNC-Lavalin Group, Inc	$1,257
179,289		Sun Life Financial, Inc	6,208
1,015,201		Suncor Energy, Inc	35,456
728,358		Talisman Energy, Inc (Toronto)	7,261
140,502	e	Teck Cominco Ltd	3,032
114,003	*	TELUS Corp	4,087
77,049		Tim Hortons, Inc (Toronto)	4,261
1,079,716	e	Toronto-Dominion Bank	50,621
253,888	*	Tourmaline Oil Corp	12,002
67,768	e	TransAlta Corp	787
430,804	e	TransCanada Corp	19,582
360,365	e	TransForce, Inc	7,673
417,320	*	Turquoise Hill Resources Ltd	1,397
48,788	e	Vermilion Energy Trust	3,047
180,000		Westjet Airlines Ltd	3,952
253,244		Yamana Gold, Inc	2,217
		TOTAL CANADA	672,200

CAYMAN ISLANDS - 0.0%
54,464	e	Herbalife Ltd	3,119
		TOTAL CAYMAN ISLANDS	3,119

CHINA - 0.9%
8,651	*,e	58.COM, Inc (ADR)	360
6,712,000		Agile Property Holdings Ltd	5,515
794,000		Agricultural Bank of China	347
2,708,700		Bank of Communications Co Ltd	1,775
2,370,948		BOC Hong Kong Holdings Ltd	6,770
1,122,000		China Aoyuan Property Group Ltd	203
14,266,800		China Everbright International Ltd	19,589
4,734,000		China Gas Holdings Ltd	7,405
4,100,000		China Medical System Holdings Ltd	4,650
1,119,500		China Merchants Bank Co Ltd	2,036
3,875,000	*,e	China Modern Dairy Holdings	1,668
1,300,255	*	China New Town Development Co Ltd	109
12,000,000		China Railway Group Ltd	5,607
1,818,900	e	China South Locomotive and Rolling Stock Corp	1,533
2,738,000		China State Construction International Holdings Ltd	4,647
7,000,000	e	Chongqing Rural Commercial Bank	3,077
203,000		CNOOC Ltd	307
7,000,000		Country Garden Holdings Co Ltd	2,922
5,121,000		Dah Chong Hong Holdings Ltd	3,332
209,000	*	Glorious Property Holdings Ltd	29
5,142,000	e	Golden Eagle Retail Group Ltd	7,111
1,450,000	e	Great Wall Motor Co Ltd	7,305
2,250,000		Guangzhou R&F Properties Co Ltd	3,257
1,000,000	*	Hisense Kelon Electrical Holdings Co Ltd	1,229
10,000,000		Huadian Fuxin Energy Corp Ltd	5,467
15,000,000		Huadian Power International Co	7,295
16,910,000		Huaneng Renewables Corp Ltd	5,747
8,556,000		Industrial & Commercial Bank of China	5,275
12,008,500		KWG Property Holding Ltd	6,623
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
227,800	*,e	Qunar Cayman Islands Ltd (ADR)	$6,968
1,471,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	5,130
37,500	*	Sina Corp	2,265
2,259,948		Sino-Ocean Land Holdings Ltd	1,238
267,800		Tencent Holdings Ltd	18,692
950,000		Xinao Gas Holdings Ltd	6,628
268,000	e	Yangzijiang Shipbuilding	231
8,057,000	e	Yanlord Land Group Ltd	6,869
2,111,000		Zhuzhou CSR Times Electric Co Ltd	7,127
		TOTAL CHINA	176,338

COLOMBIA - 0.0%
199,372		Pacific Rubiales Energy Corp (Toronto)	3,591
		TOTAL COLOMBIA	3,591

DENMARK - 0.5%
51	e	AP Moller - Maersk AS (Class A)	587
127	e	AP Moller - Maersk AS (Class B)	1,520
10,402		Carlsberg AS (Class B)	1,034
203,300		Christian Hansen Holding	8,069
10,783		Coloplast AS	872
64,310		Danske Bank AS	1,789
18,124	e	DSV AS	584
300,000		GN Store Nord	7,447
80,000	*,e	H Lundbeck AS	2,464
1,186,457		Novo Nordisk AS	54,022
22,136		Novozymes AS	973
779,790		TDC AS	7,209
300,000	*	Topdanmark AS	8,729
2,201		TrygVesta AS	218
2,605	*,e	William Demant Holding	223
		TOTAL DENMARK	95,740

FINLAND - 0.4%
13,702	e	Elisa Oyj (Series A)	394
43,209	e	Fortum Oyj	982
30,350		Kone Oyj (Class B)	1,274
11,931	e	Metso Oyj	391
12,044	e	Neste Oil Oyj	246
5,615,869	*	Nokia Oyj	41,318
10,644	e	Nokian Renkaat Oyj	431
413,752	e	OKO Bank (Class A)	9,211
9,585	e	Orion Oyj (Class B)	289
305,238		Sampo Oyj (A Shares)	15,845
52,381		Stora Enso Oyj (R Shares)	561
51,726	e	UPM-Kymmene Oyj	885
17,125		Wartsila Oyj (B Shares)	931
		TOTAL FINLAND	72,758

FRANCE - 4.2%
378,990		Accor S.A.	19,396
2,905		Aeroports de Paris	362
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
30,304		Air Liquide	$4,104
270,522	*	Alcatel S.A.	1,065
594,900		Alcatel-Lucent (ADR)	2,320
20,779		Alstom RGPT	567
6,210		Arkema	703
279,689		Atos Origin S.A.	25,275
173,492		AXA S.A.	4,507
1,124,295		BNP Paribas	86,682
18,674	e	Bouygues S.A.	778
21,495		Bureau Veritas S.A.	659
13,973		Cap Gemini S.A.	1,058
59,537		Carrefour S.A.	2,303
5,396		Casino Guichard Perrachon S.A.	642
1	*	CGG (ADR)	0	^
5,301		Christian Dior S.A.	1,018
16,439		CNP Assurances	348
352,426		Compagnie de Saint-Gobain	21,277
15,939	*,e	Compagnie Generale de Geophysique S.A.	255
96,673	*	Credit Agricole S.A.	1,524
5,975		Dassault Systemes S.A.	699
607,723		Edenred	19,064
774,213		Electricite de France	30,613
19,955		Essilor International	2,014
3,073		Eurazeo	276
890,703		European Aeronautic Defence and Space Co	63,793
13,507		Eutelsat Communications	458
596,229	*	Faurecia	25,184
2,551		Fonciere Des Regions	236
180,295		France Telecom S.A.	2,663
678,301	*	GameLoft	7,185
278,016		Gaz de France	7,605
2,129		Gecina S.A.	283
55,117	e	Groupe Danone	3,894
52,851		Groupe Eurotunnel S.A.	675
3,682		Icade	364
2,459		Iliad S.A.	709
3,092		Imerys S.A.	275
734,816		JC Decaux S.A.	32,160
9,806		Klepierre	439
18,168		Lafarge S.A.	1,418
10,987		Lagardere S.C.A.	436
25,471		Legrand S.A.	1,582
144,468		L’Oreal S.A.	23,834
49,627		LVMH Moet Hennessy Louis Vuitton S.A.	8,993
18,148		Michelin (C.G.D.E.) (Class B)	2,269
89,811		Natixis	660
297,405	*	Numericable SAS	11,689
20,689		Pernod-Ricard S.A.	2,408
7,373		PPR	1,503
17,549		Publicis Groupe S.A.	1,584
99,645	e	Remy Cointreau S.A.	7,993
389,586		Renault S.A.	37,842
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,067,591		Rexel S.A.	$28,011
25,766		Safran S.A.	1,785
663,022		Sanofi-Aventis	69,285
53,180		Schneider Electric S.A.	4,713
154,426		SCOR	5,409
2,794		Societe BIC S.A.	367
654,507		Societe Generale	40,289
9,152		Sodexho Alliance S.A.	959
287,324		Suez Environnement S.A.	5,837
9,888		Technip S.A.	1,019
314,852		Teleperformance	18,245
8,909		Thales S.A.	591
1,192,199	e	Total S.A.	78,476
9,584		Unibail-Rodamco	2,487
157,018		Valeo S.A.	22,113
10,641		Vallourec	577
34,004		Veolia Environnement	674
46,412		Vinci S.A.	3,445
1,364,782		Vivendi Universal S.A.	37,986
3,061		Wendel	476
16,413		Zodiac S.A.	580
		TOTAL FRANCE	798,967

GERMANY - 4.0%
20,379		Adidas-Salomon AG.	2,204
500,963		Allianz AG.	84,672
3,869		Axel Springer AG.	248
88,895		BASF AG.	9,892
702,028		Bayer AG.	95,071
117,215		Bayerische Motoren Werke AG.	14,812
3,035		Bayerische Motoren Werke AG. (Preference)	287
698,503		Beiersdorf AG.	68,128
4,912		Brenntag AG.	912
6,456		Celesio AG.	221
94,415	*	Commerzbank AG.	1,737
158,533		Continental AG.	38,019
755,646		Daimler AG. (Registered)	71,483
588,423		Deutsche Bank AG.	26,372
18,848		Deutsche Boerse AG.	1,501
191,522	*	Deutsche Lufthansa AG.	5,022
1,748,365		Deutsche Post AG.	65,000
281,115		Deutsche Telekom AG.	4,561
28,582		Deutsche Wohnen AG.	613
65,000		Duerr AG.	5,020
174,348		E.ON AG.	3,405
3,304		Fraport AG. Frankfurt Airport Services Worldwide	247
180,000		Freenet AG.	6,300
20,943		Fresenius Medical Care AG.	1,465
12,174		Fresenius SE	1,911
3,408		Fuchs Petrolub AG. (Preference)	342
17,496		GEA Group AG.	799
75,691		Hannover Rueckversicherung AG.	6,771
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,731		HeidelbergCement AG.	$1,177
12,630		Henkel KGaA	1,270
17,368		Henkel KGaA (Preference)	1,869
3,157		Hochtief AG.	287
2,991		Hugo Boss AG.	398
105,260		Infineon Technologies AG.	1,256
17,287		K&S AG.	568
2,146		Kabel Deutschland Holding AG.	295
117,569		Lanxess AG.	8,874
17,896		Linde AG.	3,583
3,370		MAN AG.	430
6,297		Merck KGaA	1,060
12,412		Metro AG.	506
101,156	*	Morphosys AG.	9,407
47,374		Muenchener Rueckver AG.	10,352
357,334	*	Osram Licht AG.	23,170
14,814		Porsche AG.	1,523
816,976	*	Premiere AG.	7,050
685,293		ProSiebenSat. Media AG.	31,434
189,575		RTL Group	21,591
46,911		RWE AG.	1,904
897		RWE AG. (Preference)	29
107,322		SAP AG.	8,705
299,935		Siemens AG.	40,450
7,913		Suedzucker AG.	226
27,680		Telefonica Deutschland Holding AG.	221
43,511	*	ThyssenKrupp AG.	1,167
10,211		United Internet AG.	479
56,779		Volkswagen AG.	14,405
122,493		Volkswagen AG. (Preference)	31,762
300,046		Wirecard AG.	12,458
		TOTAL GERMANY	754,921

GREECE - 0.2%
475,000	*	National Bank of Greece S.A.	2,599
381,000		OPAP S.A.	6,118
9,590,678	*	Piraeus Bank S.A.	26,282
		TOTAL GREECE	34,999

HONG KONG - 1.2%
7,731,500		AIA Group Ltd	36,772
33,358	e	ASM Pacific Technology	324
184,646		Bank of East Asia Ltd	723
166,237		Cathay Pacific Airways Ltd	311
634,111		Cheung Kong Holdings Ltd	10,544
90,661		Cheung Kong Infrastructure Holdings Ltd	580
593,456		CLP Holdings Ltd	4,479
1,370,331	*	Esprit Holdings Ltd	2,283
348,567		First Pacific Co	347
311,000	*	Galaxy Entertainment Group Ltd	2,714
1,811,517		Hang Lung Group Ltd	9,132
7,534,337		Hang Lung Properties Ltd	21,737
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
404,870		Hang Seng Bank Ltd	$6,459
434,290		Henderson Land Development Co Ltd	2,541
321,000		HKT Trust and HKT Ltd	340
2,164,144		Hong Kong & China Gas Ltd	4,728
374,279		Hong Kong Electric Holdings Ltd	3,249
314,039		Hong Kong Exchanges and Clearing Ltd	4,769
78,903		Hopewell Holdings	272
822,416		Hutchison Whampoa Ltd	10,915
94,519		Hysan Development Co Ltd	412
6,006,000		Intime Retail Group Co Ltd	6,456
4,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	4,270
7,250	*	Kerry Logistics Network Ltd	11
1,571,927		Kerry Properties Ltd	5,242
1,928,638	e	Li & Fung Ltd	2,858
5,512,000		Lifestyle International Holdings Ltd	11,214
343,147		Link REIT	1,692
518,415		MTR Corp	1,921
1,371,266		New World Development Co Ltd	1,383
627,750		Noble Group Ltd	594
211,771		NWS Holdings Ltd	357
568,749		PCCW Ltd	285
34,932,400	e	REXLot Holdings Ltd	4,063
1,701,000		Samsonite International	5,270
922,200		Sands China Ltd	6,916
2,770,286	*	Shanghai Real Estate Ltd	78
225,345		Shangri-La Asia Ltd	370
3,000,000	e	Shimao Property Holdings Ltd	6,604
440,371		Sino Land Co	649
288,000		SJM Holdings Ltd	811
1,317,775		Sun Hung Kai Properties Ltd	16,181
196,793		Swire Pacific Ltd (Class A)	2,299
239,556		Swire Properties Ltd	684
3,658,000	*,e	United Photovoltaics Group Ltd	383
2,732,662		Wharf Holdings Ltd	17,526
135,780		Wheelock & Co Ltd	532
4,500,000	e	Xinyi Glass Holdings Co Ltd	3,671
104,589		Yue Yuen Industrial Holdings	341
		TOTAL HONG KONG	226,292

INDIA - 0.3%
2,006,779	*	DEN Networks Ltd	6,436
1,530,483	*	Dhanalakshmi Bank Ltd	926
5,036,983		DLF Ltd	14,936
110,200		Dr Reddy’s Laboratories Ltd	4,758
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,557
38,021		ING Vysya Bank Ltd	404
283,431	*	Jyothy Laboratories Ltd	984
454,322	*	LIC Housing Finance Ltd	1,799
410,000	*	Lupin Ltd	6,406
90,834		Prestige Estates Projects Ltd	260
1,371,039	*	Puravankara Projects Ltd	1,568
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
800,000		Sun Pharmaceutical Industries Ltd	$7,713
813,513	*	Sunteck Realty Ltd	3,716
27,975,619	*	Unitech Ltd	6,580
721,230		Yes Bank Ltd	5,017
3,190,700	*	Zee Entertainment Enterprises Ltd	2,791
		TOTAL INDIA	65,851

INDONESIA - 0.0%
41,374,500		PT Express Transindo Utama Tbk	5,310
		TOTAL INDONESIA	5,310

IRELAND - 0.9%
2,185,479	*	Bank of Ireland	931
1,292,130		CRH plc	36,156
6,125		CRH plc (Ireland)	171
60,000		DCC plc	3,261
2,163,653	*	Green REIT plc	3,577
4,159,400	*	Hibernia REIT plc	6,063
147,992	*,m	Irish Bank Resolution Corp Ltd	0^
65,510		James Hardie Industries NV	875
323,978		Kerry Group plc (Class A)	24,731
149,817	*,e	King Digital Entertainment plc	2,725
14,350	*	Ryanair Holdings plc	151
472,342	*	Ryanair Holdings plc (ADR)	27,778
698,096		Shire Ltd	34,559
977,088		Smurfit Kappa Group plc	23,697
75,453		XL Capital Ltd	2,358
		TOTAL IRELAND	167,033

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,346
		TOTAL ISLE OF MAN	2,346

ISRAEL - 0.1%
101,610		Bank Hapoalim Ltd	580
118,509	*	Bank Leumi Le-Israel	463
185,897		Bezeq Israeli Telecommunication Corp Ltd	331
376		Delek Group Ltd	150
44,057		Israel Chemicals Ltd	386
289	*	Israel Corp Ltd	161
12,174		Mizrahi Tefahot Bank Ltd	167
5,615		Nice Systems Ltd	250
82,714		Teva Pharmaceutical Industries Ltd	4,359
195,146		Teva Pharmaceutical Industries Ltd (ADR)	10,312
		TOTAL ISRAEL	17,159

ITALY - 1.2%
4,000,000		A2A S.p.A.	5,179
114,054		Assicurazioni Generali S.p.A.	2,542
35,748		Autostrade S.p.A.	918
200,000		Azimut Holding S.p.A.	7,145
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,292,513		Banca Intesa S.p.A.	$45,104
617,286	*,e	Banca Monte dei Paschi di Siena S.p.A.	226
383,466		Banche Popolari Unite Scpa	3,618
9,800	*	Banco Popolare SC	214
290,124	e	Brunello Cucinelli S.p.A	7,685
162,316		Enel Green Power S.p.A	456
639,650		Enel S.p.A.	3,618
631,165		ENI S.p.A.	15,827
119,290		Exor S.p.A.	5,354
85,271	*	Fiat S.p.A.	994
39,390	*	Finmeccanica S.p.A.	389
88,402	*	Fondiaria-Sai S.p.A	339
591,785		GTECH S.p.A.	17,979
394,807		Luxottica Group S.p.A.	22,812
4,711,537	*	Mediaset S.p.A.	26,350
2,850,376	*	Mediobanca S.p.A.	32,627
600,000		Mediolanum S.p.A.	5,663
17,934	*,e	Moncler S.p.A	307
23,828		Pirelli & C S.p.A.	375
20,054		Prysmian S.p.A.	499
26,295		Saipem S.p.A.	642
192,092		Snam Rete Gas S.p.A.	1,125
550,167		Telecom Italia RSP	516
967,951		Telecom Italia S.p.A.	1,144
142,509		Terna Rete Elettrica Nazionale S.p.A.	763
420,386		UniCredit S.p.A	3,843
424,209	*	Yoox S.p.A	14,514
		TOTAL ITALY	228,767

JAPAN - 7.5%
3,200		ABC-Mart, Inc	139
45,800	*,e	Acom Co Ltd	146
400		Activia Properties Inc	3,217
2,090		Advance Residence Investment Corp	4,448
17,343	e	Advantest Corp	188
222,109		Aeon Co Ltd	2,500
11,303	e	Aeon Credit Service Co Ltd	255
13,400		Aeon Mall Co Ltd	343
19,000		Air Water, Inc	262
298,942		Aisin Seiki Co Ltd	10,791
72,529		Ajinomoto Co, Inc	1,038
4,957		Alfresa Holdings Corp	323
135,435	e	All Nippon Airways Co Ltd	292
43,744		Amada Co Ltd	308
2,638,848		Aozora Bank Ltd	7,513
86,000	e	Aruze Corp	1,569
216,007		Asahi Breweries Ltd	6,056
124,773		Asahi Glass Co Ltd	722
674,134		Asahi Kasei Corp	4,571
19,200		Asics Corp	377
910,705		Astellas Pharma, Inc	10,812
40,105		Bank of Kyoto Ltd	331
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
443,971		Bank of Yokohama Ltd	$2,215
8,553		Benesse Corp	327
547,604		Bridgestone Corp	19,407
28,685		Brother Industries Ltd	401
48,500		Calbee, Inc	1,143
267,497		Canon, Inc	8,302
28,223		Casio Computer Co Ltd	334
55,000		Central Japan Railway Co	6,425
277,323		Chiba Bank Ltd	1,707
124,100	e	Chiyoda Corp	1,601
79,066		Chubu Electric Power Co, Inc	930
82,458		Chugai Pharmaceutical Co Ltd	2,106
20,100		Chugoku Bank Ltd	268
36,353		Chugoku Electric Power Co, Inc	506
31,342		Citizen Watch Co Ltd	236
7,471		Coca-Cola West Japan Co Ltd	130
19,355		Credit Saison Co Ltd	385
1,200		Crescendo Investment Corp	933
69,076		Dai Nippon Printing Co Ltd	661
37,630		Daicel Chemical Industries Ltd	309
32,698		Daido Steel Co Ltd	164
263,190		Daihatsu Motor Co Ltd	4,647
104,500		Dai-ichi Mutual Life Insurance Co	1,520
96,997		Daiichi Sankyo Co Ltd	1,634
84,546		Daikin Industries Ltd	4,741
1,600,000		Dainippon Ink and Chemicals, Inc	4,199
19,163		Dainippon Sumitomo Pharma Co Ltd	304
18,911		Daito Trust Construction Co Ltd	1,752
258,556		Daiwa House Industry Co Ltd	4,390
1,727,400		Daiwa Securities Group, Inc	15,008
12,500	e	Dena Co Ltd	226
312,245		Denso Corp	14,974
26,255		Dentsu, Inc	994
6,400		Don Quijote Co Ltd	330
157,352		East Japan Railway Co	11,590
94,717	e	Eisai Co Ltd	3,682
41,093		Electric Power Development Co	1,156
6,944		FamilyMart Co Ltd	305
23,543		Fanuc Ltd	4,162
19,718		Fast Retailing Co Ltd	7,132
45,300		Fields Corp	660
1,220,822		Fuji Electric Holdings Co Ltd	5,458
728,442		Fuji Heavy Industries Ltd	19,726
60,000		Fuji Television Network, Inc	1,101
490,284		Fujifilm Holdings Corp	13,160
2,021,091	*	Fujitsu Ltd	12,217
97,663		Fukuoka Financial Group, Inc	401
136,100		Glory Ltd	3,732
79,700		GMO Payment Gateway, Inc	3,396
12,700	e	Gree, Inc	140
41,000	e	GungHo Online Entertainment Inc	223
45,879		Gunma Bank Ltd	250
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
49,842		Hachijuni Bank Ltd	$283
28,800	*	Hakuhodo DY Holdings, Inc	201
8,937		Hamamatsu Photonics KK	403
141,000		Hankyu Hanshin Holdings, Inc	767
700,000	*	Haseko Corp	4,377
90,982		Hino Motors Ltd	1,347
10,587		Hirose Electric Co Ltd	1,456
63,000		Hiroshima Bank Ltd	263
7,467		Hisamitsu Pharmaceutical Co, Inc	337
12,952		Hitachi Chemical Co Ltd	176
13,422	e	Hitachi Construction Machinery Co Ltd	258
23,100		Hitachi High-Technologies Corp	538
200,000		Hitachi Kokusai Electric, Inc	2,404
4,908,285		Hitachi Ltd	36,331
23,000		Hitachi Metals Ltd	328
21,084	*	Hokkaido Electric Power Co, Inc	178
143,000		Hokuhoku Financial Group, Inc	274
19,631		Hokuriku Electric Power Co	255
699,168		Honda Motor Co Ltd	24,601
582,153		Hoya Corp	18,210
158	*	Hulic Reit, Inc	216
13,866		Ibiden Co Ltd	274
3,052		Ichigo Real Estate Investment Corp	1,860
79,000		Idemitsu Kosan Co Ltd	1,625
15,700	*	Iida Group Holdings Co Ltd	217
100	e	Industrial & Infrastructure Fund Investment Corp	823
143,700	*	Infomart Corp	2,401
126,000		Inpex Holdings, Inc	1,636
174,581		Isetan Mitsukoshi Holdings Ltd	2,154
1,868,878		Ishikawajima-Harima Heavy Industries Co Ltd	7,863
146,169		Isuzu Motors Ltd	839
1,067,970		Itochu Corp	12,496
12,962	e	Itochu Techno-Science Corp	547
31,752		Iyo Bank Ltd	303
617,750		J Front Retailing Co Ltd	4,251
34,000		Japan Airlines Co Ltd	1,673
3,400		Japan Petroleum Exploration Co	113
255,500		Japan Pile Corp	2,080
92		Japan Prime Realty Investment Corp	298
146		Japan Real Estate Investment Corp	735
767		Japan Retail Fund Investment Corp	1,512
37,560		Japan Steel Works Ltd	169
473,400		Japan Tobacco, Inc	14,859
175,204		JFE Holdings, Inc	3,292
76,978		JGC Corp	2,674
122,900	e	Jin Co Ltd	3,669
84,624		Joyo Bank Ltd	422
21,753		JSR Corp	402
424,903		JTEKT Corp	6,308
870,100		JX Holdings, Inc	4,195
102,372		Kajima Corp	358
17,800	*	Kakaku.com, Inc	289
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
211,252		Kamigumi Co Ltd	$2,053
25,000		Kanamoto Co Ltd	732
33,900		Kaneka Corp	205
86,474	*	Kansai Electric Power Co, Inc	886
29,480		Kansai Paint Co Ltd	420
63,753		Kao Corp	2,258
575,212		Kawasaki Heavy Industries Ltd	2,119
208,700	*	KDDI Corp	12,118
172,622	e	Keihin Electric Express Railway Co Ltd	1,456
211,910		Keio Corp	1,475
34,426		Keisei Electric Railway Co Ltd	298
1,454		Kenedix Realty Investment Corp	7,210
13,305		Keyence Corp	5,481
18,795		Kikkoman Corp	355
16,131		Kinden Corp	156
404,914	e	Kintetsu Corp	1,440
105,849		Kirin Brewery Co Ltd	1,465
343,084	*	Kobe Steel Ltd	455
11,000		Koito Manufacturing Co Ltd	187
215,622		Komatsu Ltd	4,520
12,073		Konami Corp	279
58,613		Konica Minolta Holdings, Inc	548
901,258		Kubota Corp	11,978
41,874		Kuraray Co Ltd	479
13,245		Kurita Water Industries Ltd	288
113,200		Kyocera Corp	5,102
28,045		Kyowa Hakko Kogyo Co Ltd	299
52,684	*	Kyushu Electric Power Co, Inc	644
21,551		Lawson, Inc	1,525
561,323		LIXIL Group Corp	15,489
51,316		Mabuchi Motor Co Ltd	3,365
58,136		Makita Corp	3,201
1,206,872		Marubeni Corp	8,102
27,809		Marui Co Ltd	239
5,696		Maruichi Steel Tube Ltd	147
790,700	e	Matsui Securities Co Ltd	8,029
522,155		Matsushita Electric Industrial Co Ltd	5,939
6,703,950	*	Mazda Motor Corp	29,783
7,800	e	McDonald’s Holdings Co Japan Ltd	210
16,812		Mediceo Paltac Holdings Co Ltd	257
7,349		MEIJI Holdings Co Ltd	463
632,364		Millea Holdings, Inc	18,965
19,600		Miraca Holdings, Inc	859
167,019		Mitsubishi Chemical Holdings Corp	694
493,495		Mitsubishi Corp	9,154
925,814		Mitsubishi Electric Corp	10,422
152,705		Mitsubishi Estate Co Ltd	3,626
304,160		Mitsubishi Gas Chemical Co, Inc	1,715
1,193,150		Mitsubishi Heavy Industries Ltd	6,904
15,262		Mitsubishi Logistics Corp	212
137,293		Mitsubishi Materials Corp	389
65,700		Mitsubishi Motors Corp	686
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,294,254		Mitsubishi UFJ Financial Group, Inc	$29,154
72,400	*	Mitsubishi UFJ Lease & Finance Co Ltd	355
608,304		Mitsui & Co Ltd	8,597
1,013,087	e	Mitsui Chemicals, Inc	2,480
1,281,700		Mitsui Engineering & Shipbuilding Co Ltd	2,706
525,437		Mitsui Fudosan Co Ltd	16,030
2,000,499		Mitsui OSK Lines Ltd	7,781
259,507		Mitsui Sumitomo Insurance Group Holdings, Inc	5,940
1,395,918		Mitsui Trust Holdings, Inc	6,316
8,037,956		Mizuho Financial Group, Inc	15,930
110,000	e	Monex Beans Holdings, Inc	428
215,300	*,e	MonotaRO Co Ltd	5,461
168,020		Murata Manufacturing Co Ltd	15,881
13,700		Nabtesco Corp	316
21,506		Namco Bandai Holdings, Inc	510
303,615		NEC Corp	933
13,900		Nexon Co Ltd	117
427,200	e	Next Co Ltd	3,300
55,179		NGK Insulators Ltd	1,151
20,988		NGK Spark Plug Co Ltd	472
18,338		NHK Spring Co Ltd	171
75,170	e	Nidec Corp	4,609
704,400		Nihon Nohyaku Co Ltd	10,596
91,281	e	Nikon Corp	1,471
36,258		Nintendo Co Ltd	4,334
487		Nippon Building Fund, Inc	2,548
47,184	e	Nippon Electric Glass Co Ltd	243
97,441		Nippon Express Co Ltd	477
116,200		Nippon Kayaku Co Ltd	1,306
98,900		Nippon Konpo Unyu Soko Co Ltd	1,744
21,944		Nippon Meat Packers, Inc	327
21,000		Nippon Paint Co Ltd	318
2,635		Nippon ProLogis REIT, Inc	5,319
2,759,606		Nippon Steel Corp	7,530
279,830		Nippon Telegraph & Telephone Corp	15,206
570,308		Nippon Yusen Kabushiki Kaisha	1,656
79,721		Nishi-Nippon City Bank Ltd	179
1,169,343		Nissan Motor Co Ltd	10,423
26,100		Nisshin Seifun Group, Inc	287
7,335		Nissin Food Products Co Ltd	331
242,400		Nissin Kogyo Co Ltd	4,517
8,400		Nitori Co Ltd	365
152,837		Nitto Denko Corp	7,329
40,800		NKSJ Holdings, Inc	1,048
12,151		NOK Corp	198
1,315,163		Nomura Holdings, Inc	8,437
15,074		Nomura Real Estate Holdings, Inc	289
16		Nomura Real Estate Office Fund, Inc	70
308,064		Nomura Research Institute Ltd	9,718
56,911		NSK Ltd	584
85,500		NTT Data Corp	3,318
560,700		NTT DoCoMo, Inc	8,835
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,400		NTT Urban Development Corp	$136
78,259		Obayashi Corp	441
228,098	e	Odakyu Electric Railway Co Ltd	1,963
96,797		OJI Paper Co Ltd	433
263,100		Okabe Co Ltd	3,782
15,100		Okinawa Electric Power Co, Inc	512
487,900	*	Olympus Corp	15,579
75,202		Omron Corp	3,112
212,898	e	Ono Pharmaceutical Co Ltd	18,508
4,703		Oracle Corp Japan	213
77,617		Oriental Land Co Ltd	11,799
2,193,400	*	ORIX Corp	30,914
1,165,581		Osaka Gas Co Ltd	4,405
30,300		Osaka Securities Exchange Co Ltd	741
3,087		Otsuka Corp	403
154,900		Otsuka Holdings KK	4,634
93,300		Park24 Co Ltd	1,773
307,900		Rakuten, Inc	4,113
2,157,730		Resona Holdings, Inc	10,427
81,581		Ricoh Co Ltd	946
4,299		Rinnai Corp	378
20,824		Rohm Co Ltd	930
6,680		Sankyo Co Ltd	281
267,000	e	Sanrio Co Ltd	9,013
8,987		Santen Pharmaceutical Co Ltd	398
212,000		Sapporo Holdings Ltd	833
144,800		Sawai Pharmaceutical Co Ltd	8,871
24,280		SBI Holdings, Inc	293
25,834		Secom Co Ltd	1,485
247,443		Sega Sammy Holdings, Inc	5,555
9,600		Seiko Epson Corp	300
270,551		Sekisui Chemical Co Ltd	2,810
247,020		Sekisui House Ltd	3,055
381,281		Seven & I Holdings Co Ltd	14,529
73,000		Seven Bank Ltd	286
172,106	*,e	Sharp Corp	524
21,319	*	Shikoku Electric Power Co, Inc	289
29,982		Shimadzu Corp	266
2,597		Shimamura Co Ltd	225
9,581		Shimano, Inc	964
72,062		Shimizu Corp	373
196,600		Shin-Etsu Chemical Co Ltd	11,207
198,649		Shinsei Bank Ltd	390
36,833		Shionogi & Co Ltd	681
44,485		Shiseido Co Ltd	784
70,301		Shizuoka Bank Ltd	685
594,000		Shoei Co Ltd	8,154
188,654	e	Showa Denko KK	267
22,973		Showa Shell Sekiyu KK	205
6,388		SMC Corp	1,685
813,560		Softbank Corp	61,479
2,556,836		Sojitz Holdings Corp	4,359
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
77,400		So-net M3, Inc	$1,269
1,204,182	e	Sony Corp	22,936
22,100		Sony Financial Holdings, Inc	361
315,915		Stanley Electric Co Ltd	7,011
14,476		Sumco Corp	112
183,883		Sumitomo Chemical Co Ltd	678
396,163	e	Sumitomo Corp	5,037
108,576		Sumitomo Electric Industries Ltd	1,621
1,417,625		Sumitomo Heavy Industries Ltd	5,766
64,464		Sumitomo Metal Mining Co Ltd	808
1,181,679		Sumitomo Mitsui Financial Group, Inc	50,651
289,996		Sumitomo Realty & Development Co Ltd	11,350
21,363		Sumitomo Rubber Industries, Inc	272
16,100		Suntory Beverage & Food Ltd	555
239,654		Suruga Bank Ltd	4,222
8,987		Suzuken Co Ltd	348
45,022		Suzuki Motor Corp	1,174
49,200		Sysmex Corp	1,569
71,500		T&D Holdings, Inc	851
142,000		Taiheiyo Cement Corp	511
1,091,143	e	Taisei Corp	4,869
4,023		Taisho Pharmaceutical Holdings Co Ltd	324
29,357		Taiyo Nippon Sanso Corp	231
32,718		Takashimaya Co Ltd	306
113,248		Takeda Pharmaceutical Co Ltd	5,360
80,181		Tanabe Seiyaku Co Ltd	1,122
43,827		TDK Corp	1,828
1,266,613		Teijin Ltd	3,138
37,452		Terumo Corp	816
59,976		THK Co Ltd	1,344
331,878		Tobu Railway Co Ltd	1,602
14,275		Toho Co Ltd	286
52,000	e	Toho Gas Co Ltd	283
55,715	*	Tohoku Electric Power Co, Inc	573
178,260	*	Tokyo Electric Power Co, Inc	717
50,010		Tokyo Electron Ltd	3,108
1,996,924		Tokyo Gas Co Ltd	10,126
367,300		Tokyo Tatemono Co Ltd	3,147
574,852		Tokyu Corp	3,513
63,900	*	Tokyu Fudosan Holdings Corp	476
372,126		TonenGeneral Sekiyu KK	3,283
70,427		Toppan Printing Co Ltd	504
555,664		Toray Industries, Inc	3,666
1,503,481		Toshiba Corp	6,373
900,000		Tosoh Corp	3,467
34,681	e	Toto Ltd	481
20,439		Toyo Seikan Kaisha Ltd	332
41,099		Toyo Suisan Kaisha Ltd	1,373
187,997		Toyoda Gosei Co Ltd	3,599
7,900	e	Toyota Boshoku Corp	80
19,961		Toyota Industries Corp	959
2,084,148		Toyota Motor Corp	117,533
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,194		Toyota Tsusho Corp	$664
12,728		Trend Micro, Inc	393
120,000		TS Tech Co Ltd	3,633
6,923	e	Tsumura & Co	166
133,932		UBE Industries Ltd	247
90,151		Uni-Charm Corp	4,810
294		United Urban Investment Corp	433
26,430		USS Co Ltd	371
40,500		West Japan Railway Co	1,653
541,700		Yahoo! Japan Corp	2,654
10,777		Yakult Honsha Co Ltd	541
111,190	e	Yamada Denki Co Ltd	371
25,406		Yamaguchi Financial Group, Inc	229
19,888		Yamaha Corp	256
33,983		Yamaha Motor Co Ltd	542
5,200		Yamato Kogyo Co Ltd	163
45,455		Yamato Transport Co Ltd	978
13,553		Yamazaki Baking Co Ltd	160
376,384	e	Yaskawa Electric Corp	5,200
26,010		Yokogawa Electric Corp	420
26,000		Yokohama Rubber Co Ltd	245
		TOTAL JAPAN	1,436,801

JERSEY, C.I. - 0.0%
8,555		Randgold Resources Ltd	642
		TOTAL JERSEY, C.I.	642

KOREA, REPUBLIC OF - 0.2%
150,000		Halla Climate Control Corp	6,871
174,800	*	Hynix Semiconductor, Inc	5,931
73,131		KB Financial Group, Inc	2,566
7,637		Samsung Electronics Co Ltd	9,655
179,000		Seoul Semiconductor Co Ltd	7,644
50,000		Woongjin Coway Co Ltd	3,504
		TOTAL KOREA, REPUBLIC OF	36,171

LUXEMBOURG - 0.0%
96,815	e	ArcelorMittal	1,562
6,378		Millicom International Cellular S.A.	650
29,213		SES Global S.A.	1,090
45,859		Tenaris S.A.	1,013
		TOTAL LUXEMBOURG	4,315

MACAU - 0.1%
137,600		MGM China Holdings Ltd	486
3,029,300		Wynn Macau Ltd	12,609
		TOTAL MACAU	13,095

MALAYSIA - 0.0%
1,151,800		Public Bank BHD	6,764
33,959		YNH Property BHD	19
		TOTAL MALAYSIA	6,783
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
MEXICO - 0.1%
18,350		Fresnillo plc	$259
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	4,628
700,000	*,e	Gruma SAB de C.V.	5,790
		TOTAL MEXICO	10,677

NETHERLANDS - 1.8%
200,000		Aalberts Industries NV	6,966
174,502		Aegon NV	1,607
273,049		Akzo Nobel NV	22,270
528,361		ASML Holding NV	49,182
44,600	e	ASML Holding NV (ADR)	4,164
7,389		Boskalis Westminster	407
90,895	*	CNH Industrial NV	1,046
6,783		Corio NV	310
18,621		Delta Lloyd NV	516
14,983		DSM NV	1,028
6,960	e	Fugro NV	428
100,661	e	Gemalto NV	11,732
10,030		Heineken Holding NV	648
22,527		Heineken NV	1,568
5,718,588	*	ING Groep NV	81,328
1,089,079	*,e	ING Groep NV (ADR)	15,519
460,247		Koninklijke Ahold NV	9,244
92,932		Koninklijke Philips Electronics NV	3,269
6,589	e	Koninklijke Vopak NV	368
432,929	*	NXP Semiconductors NV	25,460
8,921	*	OCI NV	405
22,506	*	Qiagen NV	473
11,683		Randstad Holdings NV	684
399,818		Reed Elsevier NV	8,651
1,882,997		Royal Dutch Shell plc (A Shares)	68,800
429,558		Royal Dutch Shell plc (B Shares)	16,770
311,465	*	Royal KPN NV	1,099
37,374		TNT Express NV	367
158,218		Unilever NV	6,508
29,010		Wolters Kluwer NV	818
14,302		Ziggo NV	635
		TOTAL NETHERLANDS	342,270

NEW ZEALAND - 0.1%
3,000,000		Air New Zealand Ltd	5,330
152,027	*	Auckland International Airport Ltd	503
52,220		Contact Energy Ltd	241
100,963		Fletcher Building Ltd	835
55,126		Ryman Healthcare Ltd	419
270,144	e	Telecom Corp of New Zealand Ltd	573
228,591	*	Xero Ltd	7,831
		TOTAL NEW ZEALAND	15,732
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
NORWAY - 0.3%
16,317		Aker Kvaerner ASA	$254
1,075,238		DNB NOR Holding ASA	18,684
18,623		Gjensidige Forsikring BA	378
400,000	*	Nordic Semiconductor ASA	2,462
125,689		Norsk Hydro ASA	626
72,817	e	Orkla ASA	621
36,097	e	Seadrill Ltd (Oslo Exchange)	1,271
785,253		Statoil ASA	22,156
66,434		Telenor ASA	1,470
17,666		Yara International ASA	782
		TOTAL NORWAY	48,704

PANAMA - 0.0%
40,000		Copa Holdings S.A. (Class A)	5,808
		TOTAL PANAMA	5,808

PHILIPPINES - 0.1%
3,603,093		Metropolitan Bank & Trust	6,222
5,171,850	*	Robinsons Retail Holdings, Inc	7,842
		TOTAL PHILIPPINES	14,064

PORTUGAL - 0.1%
8,848,890	*,e	Banco Espirito Santo S.A.	16,571
192,843		Energias de Portugal S.A.	895
32,209		Galp Energia SGPS S.A.	556
24,847	e	Jeronimo Martins SGPS S.A.	417
64,107	e	Portugal Telecom SGPS S.A.	273
		TOTAL PORTUGAL	18,712

RUSSIA - 0.1%
105,700		Magnit OAO (GDR)	5,788
550,000		Sberbank of Russian Federation (ADR)	5,355
		TOTAL RUSSIA	11,143

SINGAPORE - 0.6%
300,473		Ascendas REIT	541
294,000	e	CapitaCommercial Trust	348
913,082	e	CapitaLand Ltd	2,103
777,362		CapitaMall Trust	1,170
196,000		CapitaMalls Asia Ltd	279
158,868	e	City Developments Ltd	1,279
295,028	e	ComfortDelgro Corp Ltd	467
677,025	e	DBS Group Holdings Ltd	8,723
637,243	*	Flextronics International Ltd	5,888
31,530,784	e	Genting International plc	33,533
4,658,500	e	Global Logistic Properties	9,831
1,043,497		Golden Agri-Resources Ltd	477
514,000		Hotel Properties Ltd	1,211
786,700	e	Hutchison Port Holdings Trust	512
16,082	e	Jardine Cycle & Carriage Ltd	580
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
495,425	e	Keppel Corp Ltd	$4,298
753,000		Keppel Land Ltd	2,016
26,000		K-Green Trust	22
78,567	e	K-REIT Asia	71
208,155	e	Olam International Ltd	369
1,174,699	e,m	Oversea-Chinese Banking Corp	8,881
145,609		SembCorp Industries Ltd	637
406,857	e	SembCorp Marine Ltd	1,312
182,492		Singapore Airlines Ltd	1,520
317,560	e	Singapore Exchange Ltd	1,755
607,963	e	Singapore Press Holdings Ltd	2,032
562,896		Singapore Technologies Engineering Ltd	1,713
3,201,704	e	Singapore Telecommunications Ltd	9,306
84,274	e	StarHub Ltd	282
353,022	e	United Overseas Bank Ltd	6,089
1,065,965	e	United Overseas Land Ltd	5,316
283,230		Wilmar International Ltd	780
		TOTAL SINGAPORE	113,341

SPAIN - 0.8%
38,353	e	Abertis Infraestructuras S.A. (Continuous)	877
15,774		ACS Actividades Construccion y Servicios S.A.	620
625,877		Amadeus IT Holding S.A.	26,008
563,183		Banco Bilbao Vizcaya Argentaria S.A.	6,772
329,008		Banco de Sabadell S.A.	1,017
146,709		Banco Popular Espanol S.A.	1,109
1,131,960		Banco Santander Central Hispano S.A.	10,806
234,480	*	Bankia S.A.	496
2,744,498		CaixaBank, S.A.	17,666
39,954		Cintra Concesiones de Infraestructuras de Transporte S.A.	866
103,214		Corp Mapfre S.A.	435
1,880,729		Distribuidora Internacional de Alimentacion S.A.	17,199
18,836		Enagas	573
445,101		Endesa S.A.	16,024
234,671		Gas Natural SDG S.A.	6,602
14,697		Grifols S.A.	805
234		Grifols S.A. (Class B)	10
467,039		Iberdrola S.A.	3,268
21,349		Inditex S.A.	3,203
104,390		Let’s GOWEX SA	3,578
110,000		Obrascon Huarte Lain S.A.	4,786
10,712		Red Electrica de Espana	871
744,245		Repsol YPF S.A.	19,008
711,369		Telefonica S.A.	11,273
15,814	e	Zardoya Otis S.A.	270
		TOTAL SPAIN	154,142

SWEDEN - 1.1%
31,054		Alfa Laval AB	841
75,000	*	Arcam AB	2,283
107,356		Assa Abloy AB (Class B)	5,718
65,003		Atlas Copco AB (A Shares)	1,877
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
37,962		Atlas Copco AB (B Shares)	$1,040
677,200	*	Biovitrum AB	7,431
25,042		Boliden AB	381
669,784	e	Electrolux AB (Series B)	14,665
36,682	e	Elekta AB (B Shares)	488
2,099,234	e	Ericsson (LM) (B Shares)	27,998
838,900	*,e	Fingerprint Cards AB	7,015
19,455	e	Getinge AB (B Shares)	549
444,375		Hennes & Mauritz AB (B Shares)	18,953
22,654		Hexagon AB (B Shares)	770
39,746	e	Husqvarna AB (B Shares)	278
11,608		Industrivarden AB	225
613,283		Intrum Justitia AB	16,737
44,111		Investor AB (B Shares)	1,598
100,000		JM AB	3,284
1,114,994		Kinnevik Investment AB (Series B)	41,189
22,047	*	Lundin Petroleum AB	454
330,000		Meda AB (A Shares)	5,078
200,000	e	NCC AB (B Shares)	7,243
294,688	*	Nordea Bank AB	4,180
103,155		Sandvik AB	1,459
31,194		Scania AB (B Shares)	918
29,594		Securitas AB (B Shares)	343
147,293	e	Skandinaviska Enskilda Banken AB (Class A)	2,023
36,435		Skanska AB (B Shares)	859
38,412	e	SKF AB (B Shares)	984
740,821		Svenska Cellulosa AB (B Shares)	21,818
48,755	*,e	Svenska Handelsbanken (A Shares)	2,450
287,470		Swedbank AB (A Shares)	7,717
20,036		Swedish Match AB	656
31,381	e	Tele2 AB	390
227,532	e	TeliaSonera AB	1,718
447,038		Volvo AB (B Shares)	7,106
		TOTAL SWEDEN	218,716

SWITZERLAND - 3.9%
212,889		ABB Ltd	5,499
70,926		Actelion Ltd	6,722
330,815		Adecco S.A.	27,532
8,185		Aryzta AG.	724
56,636		Baloise Holding AG.	7,129
211		Barry Callebaut AG.	285
425,285		Cie Financiere Richemont S.A.	40,631
19,514		Coca-Cola HBC AG.	487
1,052,592		Credit Suisse Group	34,070
797		EMS-Chemie Holding AG.	301
3,661		Geberit AG.	1,200
8,000	*	Georg Fischer AG.	6,207
844		Givaudan S.A.	1,305
1,027,938		Glencore Xstrata plc	5,302
10,000		Helvetia Holding AG.	5,130
468,223		Holcim Ltd	38,806
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
21,872		Julius Baer Group Ltd	$971
5,279		Kuehne & Nagel International AG.	739
84		Lindt & Spruengli AG.	416
10		Lindt & Spruengli AG. (Registered)	589
307,870		Lonza Group AG.	31,413
1,022,537		Nestle S.A.	76,966
1,656,850		Novartis AG.	140,680
2,460		Pargesa Holding S.A.	213
1,651		Partners Group	464
4,792		Phonak Holding AG.	701
450,783		Roche Holding AG.	135,579
4,538		Schindler Holding AG.	669
1,954		Schindler Holding AG. (Registered)	287
534		SGS S.A.	1,317
204		Sika AG.	834
62,770	e	STMicroelectronics NV	582
2,439		Sulzer AG.	336
3,151		Swatch Group AG.	1,977
3,455		Swatch Group AG. (Registered)	401
3,054		Swiss Life Holding	751
5,321		Swiss Prime Site AG.	452
535,895		Swiss Re Ltd	49,739
2,265		Swisscom AG.	1,392
9,046		Syngenta AG.	3,434
591,041		TE Connectivity Ltd	35,587
34,863		Transocean Ltd	1,437
3,638,648		UBS AG.	75,296
14,386		Zurich Financial Services AG.	4,418
		TOTAL SWITZERLAND	748,970

TAIWAN - 0.3%
5,253,000		Advanced Semiconductor Engineering, Inc	5,830
3,200,000		Cathay Financial Holding Co Ltd	4,678
346,120		Eclat Textile Co Ltd	4,013
364,000		Ginko International Co Ltd	6,289
3,873,685		Hota Industrial Manufacturing Co Ltd	6,788
861,000		King Slide Works Co Ltd	11,758
125,000		Largan Precision Co Ltd	5,942
374,000		MediaTek, Inc	5,536
1,080,000		Radiant Opto-Electronics Corp	4,373
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,416
		TOTAL TAIWAN	56,623

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	5,471
		TOTAL THAILAND	5,471

TURKEY - 0.0%
1,177,700		TAV Havalimanlari Holding AS	9,478
		TOTAL TURKEY	9,478
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
UNITED ARAB EMIRATES - 0.0%
1,235,000		First Gulf Bank PJSC	$5,482
		TOTAL UNITED ARAB EMIRATES	5,482

UNITED KINGDOM - 7.6%
92,661		3i Group plc	615
90,884		Aberdeen Asset Management plc	592
25,295		Acergy S.A.	470
19,130		Admiral Group plc	456
26,031		Aggreko plc	652
28,266		AMEC plc	529
134,995		Anglo American plc (London)	3,450
38,326		Antofagasta plc	535
75,616		Aon plc	6,373
1,667,004		ARM Holdings plc	28,153
1,957,405		Ashtead Group plc	31,087
447,435	*	ASOS plc	38,676
139,400		Associated British Foods plc	6,468
569,282		AstraZeneca plc	36,905
6,851		AstraZeneca plc (ADR)	444
367,990		Aveva Group plc	12,854
287,505		Aviva plc	2,294
34,125		Babcock International Group	766
311,238		BAE Systems plc	2,162
22,828,124		Barclays plc	88,835
1,308,122		BG Group plc	24,422
364,515		BHP Billiton plc	11,256
4,458,991		BP plc	35,828
183,979		British American Tobacco plc	10,263
441,262		British Land Co plc	4,815
3,125,029		British Sky Broadcasting plc	47,566
2,339,173		Britvic plc	28,954
765,797		BT Group plc	4,870
32,000		Bunzl plc	853
43,182		Burberry Group plc	1,004
64,049		Capita Group plc	1,171
496,029		Centrica plc	2,729
104,953		Cobham plc	524
574,886		Compass Group plc	8,778
136,700		Consort Medical plc	2,135
1,261,296		Countrywide plc	13,763
12,877		Croda International plc	548
200,000		CSR plc	2,422
400,000	e	Daily Mail & General Trust	5,798
709,113		Delphi Automotive plc	48,120
243,083		Diageo plc	7,550
106,715		Direct Line Insurance Group plc	423
1,664,151		easyJet plc	47,626
97,888		Experian Group Ltd	1,766
156,711		GKN plc	1,021
1,126,706		GlaxoSmithKline plc	30,044
153,535		Group 4 Securicor plc	619
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
67,761		Hammerson plc	$626
21,506		Hargreaves Lansdown plc	523
5,072,751		Hays plc	12,277
3,716,684		HSBC Holdings plc	37,633
55,012		ICAP plc	347
26,764		IMI plc	651
93,695		Imperial Tobacco Group plc	3,789
44,842		Inmarsat plc	544
25,706		InterContinental Hotels Group plc	827
97,703	*	International Consolidated Airlines Group S.A.	682
8,921,918	*	International Consolidated Airlines Group S. A. (London)	62,072
400,000		International Personal Finance plc	3,419
15,384		Intertek Group plc	790
17,481	*	Intu Properties plc	28
53,998		Investec plc	437
362,444		ITV plc	1,158
117,386		J Sainsbury plc	619
19,908		Johnson Matthey plc	1,087
230,516		Kingfisher plc	1,621
76,341		Land Securities Group plc	1,301
11,022,032		Legal & General Group plc	37,631
121,861	*	Liberty Global plc	4,961
71,789	*	Liberty Global plc (Class A)	2,986
61,185	e	Liberty International plc	288
38,529,056	*	Lloyds TSB Group plc	48,201
17,319		London Stock Exchange Group plc	569
3,573,424		Man Group plc	6,032
156,925		Marks & Spencer Group plc	1,181
75,926		Meggitt plc	609
102,483		Melrose Industries plc	508
600,000		MFI Furniture plc	3,726
540,000		Mondi plc	9,463
13,130,554	*	Monitise plc	15,561
361,153		National Grid plc	4,963
750,000		New Carphone Warehouse plc	4,065
398,678		Next plc	43,875
477,540		Old Mutual plc	1,603
79,802		Pearson plc	1,417
29,696		Persimmon plc	667
25,719		Petrofac Ltd	617
772,255	*	Poundland Group plc	4,892
3,080,711		Prudential plc	65,232
62,601		Reckitt Benckiser Group plc	5,109
113,702		Reed Elsevier plc	1,738
132,723		Resolution Ltd	661
75,504		Rexam plc	614
264,462		Rightmove plc	11,638
728,318		Rio Tinto plc	40,617
182,069		Rolls-Royce Group plc	3,259
365,827		Royal & Sun Alliance Insurance Group plc	546
210,983	*	Royal Bank of Scotland Group plc	1,095
5,250,977	*	Royal Mail plc	49,358
495,723		SABMiller plc	24,787
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
107,385		Sage Group plc	$749
9,850		Schroders plc	427
93,586		Scottish & Southern Energy plc	2,292
73,376		Segro plc	407
50,992		Serco Group plc	358
23,591		Severn Trent plc	717
87,043		Smith & Nephew plc	1,322
169,648		Smiths Group plc	3,605
881,939	*	Sports Direct International plc	12,531
951,539		Standard Chartered plc	19,897
232,150		Standard Life plc	1,463
271,600	*	SuperGroup plc	7,744
43,975		Tate & Lyle plc	490
3,706,649		Taylor Woodrow plc	7,286
780,863		Tesco plc	3,851
1,319,085		Travis Perkins plc	41,535
1,143,207		TUI Travel plc	8,354
88,776		Tullow Oil plc	1,109
367,730		Unilever plc	15,728
66,833		United Utilities Group plc	879
17,706,748		Vodafone Group plc	65,114
187,900	*	WANdisco plc	3,258
20,944		Weir Group plc	886
230,000		WH Smith plc	4,614
346,764		Whitbread plc	24,069
82,629	*	William Hill plc	470
217,471		WM Morrison Supermarkets plc	773
527,055		Wolseley plc	30,030
2,252,849		WPP plc	46,549
200,000		Xaar plc	3,128
		TOTAL UNITED KINGDOM	1,445,719

UNITED STATES - 53.8%
165,118		3M Co	22,400
90,000		A.O. Smith Corp	4,142
1,471,103		Abbott Laboratories	56,652
1,002,553		AbbVie, Inc	51,531
27,878	e	Abercrombie & Fitch Co (Class A)	1,073
209,571		Accenture plc	16,707
301,565		ACE Ltd	29,873
177,133	*	Actavis plc	36,463
119,946		Activision Blizzard, Inc	2,452
267,682	*	Adobe Systems, Inc	17,597
122,179	e	ADT Corp	3,659
18,852		Advance Auto Parts, Inc	2,385
250,000	*	AerCap Holdings NV	10,548
303,798		AES Corp	4,338
275,424		Aetna, Inc	20,649
56,676	*	Affiliated Managers Group, Inc	11,338
72,396		Aflac, Inc	4,564
89,888		AGCO Corp	4,958
51,983		Agilent Technologies, Inc	2,907
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
32,578		Air Products & Chemicals, Inc	$3,878
10,170		Airgas, Inc	1,083
46,645	*	Akamai Technologies, Inc	2,715
64,200		Alaska Air Group, Inc	5,991
12,745		Albemarle Corp	847
167,355		Alcoa, Inc	2,154
176,134	*	Alexion Pharmaceuticals, Inc	26,795
2,613	*	Alleghany Corp	1,064
326,283		Allegion plc	17,022
168,120		Allergan, Inc	20,864
78,546	*	Alliance Data Systems Corp	21,400
61,904		Alliant Energy Corp	3,517
26,380		Allied World Assurance Co Holdings Ltd	2,722
369,660		Allstate Corp	20,915
49,453		Altera Corp	1,792
1,325,822		Altria Group, Inc	49,626
165,774	*	Amazon.com, Inc	55,786
27,790	*	AMC Entertainment Holdings, Inc	674
90,000	*	AMC Networks, Inc	6,578
9,878		Amerco, Inc	2,293
63,544		Ameren Corp	2,618
356,344	*	American Airlines Group, Inc	13,042
60,014		American Capital Agency Corp	1,290
126,074		American Electric Power Co, Inc	6,387
476,463		American Express Co	42,896
113,900		American Financial Group, Inc	6,573
360,974		American International Group, Inc	18,052
101,769		American Realty Capital Properties, Inc	1,427
101,673		American Tower Corp	8,324
87,677		American Water Works Co, Inc	3,981
170,064		Ameriprise Financial, Inc	18,719
84,926		AmerisourceBergen Corp	5,570
99,023		Ametek, Inc	5,099
324,368		Amgen, Inc	40,008
68,197		Amphenol Corp (Class A)	6,250
410,754		Anadarko Petroleum Corp	34,816
48,740		Analog Devices, Inc	2,590
369,833	*	Ann Taylor Stores Corp	15,341
147,196		Annaly Capital Management, Inc	1,615
14,178	*	Ansys, Inc	1,092
72,208		Apache Corp	5,990
519,296		Apple, Inc	278,727
444,491		Applied Materials, Inc	9,077
36,184	*	Arch Capital Group Ltd	2,082
232,411		Archer Daniels Midland Co	10,084
27,519	*	Arrow Electronics, Inc	1,634
11,497		Ashland, Inc	1,144
20,288		Assurant, Inc	1,318
1,219,999		AT&T, Inc	42,785
159,791	*	Autodesk, Inc	7,859
24,948	e	Autoliv, Inc	2,504
101,181		Automatic Data Processing, Inc	7,817
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,479	*	AutoZone, Inc	$12,611
527,971		Avago Technologies Ltd	34,007
18,933		AvalonBay Communities, Inc	2,486
25,940		Avery Dennison Corp	1,314
21,084		Avnet, Inc	981
111,053		Avon Products, Inc	1,626
166,701		Axiall Corp	7,488
222,188		Axis Capital Holdings Ltd	10,187
398,486		Baker Hughes, Inc	25,910
35,206		Ball Corp	1,930
90,000	*	Bally Technologies, Inc	5,964
5,708,788		Bank of America Corp	98,191
179,059		Bank of New York Mellon Corp	6,319
17,422		Bard (C.R.), Inc	2,578
113,232		Baxter International, Inc	8,332
108,888		BB&T Corp	4,374
69,730	*	BE Aerospace, Inc	6,052
22,431		Beam, Inc	1,869
66,339		Becton Dickinson & Co	7,767
81,152	*	Bed Bath & Beyond, Inc	5,583
289,004	*	Berkshire Hathaway, Inc (Class B)	36,117
306,322	*	Berry Plastics Group, Inc	7,091
456,548		Best Buy Co, Inc	12,057
229,586	*	Biogen Idec, Inc	70,224
21,961	*	BioMarin Pharmaceuticals, Inc	1,498
14,237	*	Biovail Corp	1,877
194,070	*	Biovail Corp (Toronto)	25,532
51,632		BlackRock, Inc	16,237
218,000		Blackstone Group LP	7,249
39,255		Blackstone Mortgage Trust, Inc	1,129
147,234		Boeing Co	18,476
59,353		BorgWarner, Inc	3,648
39,088		Boston Properties, Inc	4,477
342,973	*	Boston Scientific Corp	4,637
48,900		Brinker International, Inc	2,565
666,719		Bristol-Myers Squibb Co	34,636
743,870		Broadcom Corp (Class A)	23,417
160,000		Broadridge Financial Solutions, Inc	5,942
500,000	*	Brocade Communications Systems, Inc	5,305
12,863	e	Brookfield Office Properties, Inc (Toronto)	246
99,494		Brown-Forman Corp (Class B)	8,924
246,116		Bunge Ltd	19,569
755,434	e	Burger King Worldwide, Inc	20,057
189,247		CA, Inc	5,861
29,115	e	Cablevision Systems Corp (Class A)	491
214,288		Cabot Oil & Gas Corp	7,260
97,000	*	CACI International, Inc (Class A)	7,159
229,146	*	Calpine Corp	4,791
12,998		Camden Property Trust	875
37,874	*	Cameron International Corp	2,339
31,466	e	Campbell Soup Co	1,412
103,674		Capital One Financial Corp	7,999
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
94,507		Cardinal Health, Inc	$6,614
250,719	*	CareFusion Corp	10,084
23,380		Carlisle Cos, Inc	1,855
188,288	*	Carmax, Inc	8,812
480,241		Carnival Corp	18,182
17,952		Carnival plc	686
755	*,e	Castlight Health, Inc	16
36,253	*	Catamaran Corp	1,623
74,372	*	Catamaran Corp (Toronto)	3,327
119,510		Caterpillar, Inc	11,876
60,000		CBOE Holdings, Inc	3,396
726,601	*	CBRE Group, Inc	19,931
215,400		CBS Corp (Class B)	13,312
24,710		Celanese Corp (Series A)	1,372
443,150	*	Celgene Corp	61,864
265,653		Centerpoint Energy, Inc	6,293
156,658	e	CenturyTel, Inc	5,145
48,377	*	Cerner Corp	2,721
91,210		CF Industries Holdings, Inc	23,773
29,948		CH Robinson Worldwide, Inc	1,569
298,122		Charles Schwab Corp	8,148
9,812	*	Charter Communications, Inc	1,209
207,539	*	Cheniere Energy, Inc	11,487
83,993		Chesapeake Energy Corp	2,152
884,995		Chevron Corp	105,235
66,543		Chicago Bridge & Iron Co NV	5,799
16,971	*	Chipotle Mexican Grill, Inc (Class A)	9,640
39,609		Chubb Corp	3,537
151,141		Church & Dwight Co, Inc	10,439
592,060	*,e	Ciena Corp	13,463
220,982		Cigna Corp	18,503
22,437		Cimarex Energy Co	2,672
24,933		Cincinnati Financial Corp	1,213
26,744		Cintas Corp	1,594
2,363,672		Cisco Systems, Inc	52,970
29,533		CIT Group, Inc	1,448
1,709,528		Citigroup, Inc	81,374
28,846	*	Citrix Systems, Inc	1,657
173,900		Cliffs Natural Resources, Inc	3,558
20,007	e	Clorox Co	1,761
49,725		CME Group, Inc	3,680
130,034		CMS Energy Corp	3,807
101,191		Coach, Inc	5,025
67,921	*	Cobalt International Energy, Inc	1,244
1,214,229		Coca-Cola Co	46,942
144,118		Coca-Cola Enterprises, Inc	6,883
686,039	*	Cognizant Technology Solutions Corp (Class A)	34,720
338,059	*	Colgate-Palmolive Co	21,930
2,328,644		Comcast Corp (Class A)	116,479
174,802		Comcast Corp (Special Class A)	8,523
48,740		Comerica, Inc	2,525
140,219		Computer Sciences Corp	8,528
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
565,857		ConAgra Foods, Inc	$17,559
324,087	*	Concho Resources, Inc	39,701
366,840		ConocoPhillips	25,807
300,000		Conseco, Inc	5,430
416,152		Consol Energy, Inc	16,625
45,657		Consolidated Edison, Inc	2,450
43,407	*	Constellation Brands, Inc (Class A)	3,688
26,981	*,e	Continental Resources, Inc	3,353
11,928		Core Laboratories NV	2,367
273,046		Corning, Inc	5,685
141,314		Costco Wholesale Corp	15,782
506,465		Covidien plc	37,306
70,000		Crane Co	4,981
18,365	*	Cree, Inc	1,039
51,698		Crown Castle International Corp	3,814
21,908	*	Crown Holdings, Inc	980
158,564		CSX Corp	4,594
137,885		Cummins, Inc	20,543
891,268		CVS Corp	66,720
148,034		Cytec Industries, Inc	14,450
579,977		Danaher Corp	43,498
193,470		Darden Restaurants, Inc	9,821
46,497	*	DaVita, Inc	3,201
56,760		Deere & Co	5,154
741,542		Delta Air Lines, Inc	25,694
110,000		Deluxe Corp	5,772
549,426		Denbury Resources, Inc	9,011
21,857		Dentsply International, Inc	1,006
68,222		Devon Energy Corp	4,566
10,539	e	Diamond Offshore Drilling, Inc	514
15,599		Dick’s Sporting Goods, Inc	852
19,452	e	Digital Realty Trust, Inc	1,033
412,365	*	DIRECTV	31,513
379,008		Discover Financial Services	22,054
50,021	*	Discovery Communications, Inc (Class A)	4,137
26,205	*	Discovery Communications, Inc (Class C)	2,019
86,082	*	DISH Network Corp (Class A)	5,355
57,874	*	Dollar General Corp	3,211
34,670	*	Dollar Tree, Inc	1,809
150,464		Dominion Resources, Inc	10,681
26,526		Dover Corp	2,169
1,327,313		Dow Chemical Co	64,494
169,538		DR Horton, Inc	3,671
44,672		Dr Pepper Snapple Group, Inc	2,433
70,652		DTE Energy Co	5,249
178,757		Du Pont (E.I.) de Nemours & Co	11,995
225,644		Duke Energy Corp	16,070
86,843		Duke Realty Corp	1,466
5,932		Dun & Bradstreet Corp	589
123,999		East West Bancorp, Inc	4,526
23,669		Eastman Chemical Co	2,041
445,375		Eaton Corp	33,457
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,646		Eaton Vance Corp	$750
1,018,397	*	eBay, Inc	56,256
115,193		Ecolab, Inc	12,440
79,768		Edison International	4,516
17,633	*	Edwards Lifesciences Corp	1,308
79,093	*	Electronic Arts, Inc	2,294
244,233		Eli Lilly & Co	14,376
1,548,613		EMC Corp	42,447
110,037		Emerson Electric Co	7,350
338,771	*,e	Endo International plc	23,257
18,531		Energen Corp	1,498
49,687		Energizer Holdings, Inc	5,005
1,784	*	Engility Holdings, Inc	80
36,471		Ensco plc	1,925
31,956		Entergy Corp	2,136
120,666		EOG Resources, Inc	23,671
636,409	*,e	EP Energy Corp	12,455
18,599		Equifax, Inc	1,265
7,657	*	Equinix, Inc	1,415
65,795		Equitable Resources, Inc	6,380
52,717		Equity Residential	3,057
37,445		Estee Lauder Cos (Class A)	2,504
50,000	*	Esterline Technologies Corp	5,327
30,300		Everest Re Group Ltd	4,637
280,000		Exelis, Inc	5,323
989,815		Exelon Corp	33,218
275,534		Expedia, Inc	19,976
31,889		Expeditors International of Washington, Inc	1,264
200,000	*	Express Parent LLC	3,176
180,994	*	Express Scripts Holding Co	13,591
730,752		Extended Stay America, Inc	16,639
1,821,213	d	Exxon Mobil Corp	177,896
226,641	*	F5 Networks, Inc	24,167
872,726	*	Facebook, Inc	52,573
15,953		Family Dollar Stores, Inc	925
43,984	e	Fastenal Co	2,169
16,894		Federal Realty Investment Trust	1,938
83,570		FedEx Corp	11,078
75,037		Fidelity National Information Services, Inc	4,011
800,826		Fidelity National Title Group, Inc (Class A)	25,178
225,754		Fifth Third Bancorp	5,181
150,000	*	First American Corp	4,506
24,877		First Republic Bank	1,343
65,328		FirstEnergy Corp	2,223
112,963	*	Fiserv, Inc	6,404
71,372	*	FleetCor Technologies, Inc	8,215
21,952		Flir Systems, Inc	790
58,575	*	Flowserve Corp	4,589
42,213		Fluor Corp	3,281
324,826		FMC Corp	24,869
36,561	*	FMC Technologies, Inc	1,912
887,514		Ford Motor Co	13,845
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
62,740	*	Forest Laboratories, Inc	$5,789
91,400		Fortune Brands Home & Security, Inc	3,846
13,098	*	Fossil Group, Inc	1,527
63,750		Franklin Resources, Inc	3,454
160,862		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,320
153,348	e	Frontier Communications Corp	874
302,043	e	GameStop Corp (Class A)	12,414
231,843		Gaming and Leisure Properties, Inc	8,453
108,521		Gap, Inc	4,347
17,749	e	Garmin Ltd	981
100,000		Generac Holdings, Inc	5,897
46,433		General Dynamics Corp	5,057
5,490,673		General Electric Co	142,154
80,266		General Growth Properties, Inc	1,766
113,761		General Mills, Inc	5,895
530,757	*,m	General Motors Co	0	^
579,726		General Motors Co	19,954
18,159,000	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
40,360		Genuine Parts Co	3,505
1,149,439	*	Gilead Sciences, Inc	81,449
120,000		Global Payments, Inc	8,533
130,900		GNC Holdings, Inc	5,762
415,578		Goldman Sachs Group, Inc	68,092
403,900		Goodyear Tire & Rubber Co	10,554
182,166	*	Google, Inc (Class A)	203,026
71,291		H&R Block, Inc	2,152
1		H.B. Fuller Co	0	^
353,463		Halliburton Co	20,815
135,000		Hanesbrands, Inc	10,325
84,800		Harley-Davidson, Inc	5,649
28,866		Harris Corp	2,112
662,418		Hartford Financial Services Group, Inc	23,363
143,446		Hasbro, Inc	7,978
117,044	*	HCA Holdings, Inc	6,145
70,481		HCP, Inc	2,734
44,894		Health Care REIT, Inc	2,676
160,000	*	Health Net, Inc	5,442
170,000		Healthsouth Corp	6,108
55,736		Helmerich & Payne, Inc	5,995
22,468	*	Henry Schein, Inc	2,682
105,125		Hershey Co	10,975
783,243	*	Hertz Global Holdings, Inc	20,866
111,958		Hess Corp	9,279
1,603,266		Hewlett-Packard Co	51,882
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
90,000		Hillshire Brands Co	$3,353
29,474		Holly Corp	1,402
41,734	*	Hologic, Inc	897
1,301,725		Home Depot, Inc	103,006
1,002,908		Honeywell International, Inc	93,030
37,352		Hormel Foods Corp	1,840
25,669	*	Hospira, Inc	1,110
1,068,299		Host Marriott Corp	21,622
71,808		Hudson City Bancorp, Inc	706
114,442		Humana, Inc	12,900
1,016,300		Huntington Bancshares, Inc	10,133
135,900		IAC/InterActiveCorp	9,702
60,000		Icahn Enterprises LP	6,164
12,996	*	IHS, Inc (Class A)	1,579
96,608		Illinois Tool Works, Inc	7,857
73,053	*,e	Illumina, Inc	10,860
284,273		Ingersoll-Rand plc	16,272
12,157		Integrys Energy Group, Inc	725
1,530,999		Intel Corp	39,515
3,500	*	Intercept Pharmaceuticals, Inc	1,154
17,746		IntercontinentalExchange Group, Inc	3,511
266,170		International Business Machines Corp	51,235
12,349		International Flavors & Fragrances, Inc	1,181
40,400		International Game Technology	568
203,915		International Paper Co	9,356
203,646		Interpublic Group of Cos, Inc	3,491
433,184		Intuit, Inc	33,671
10,156	*	Intuitive Surgical, Inc	4,448
268,977		Invesco Ltd	9,952
21,816		Iron Mountain, Inc	601
150,000	e	iShares China Large-Cap ETF	5,367
238,086	e	iShares MSCI Canada Index Fund	7,035
1,042,560		iShares MSCI EAFE Index Fund	70,029
140,000		ITT Corp	5,986
14,351		J.B. Hunt Transport Services, Inc	1,032
16,364		J.M. Smucker Co	1,591
34,341	*	Jacobs Engineering Group, Inc	2,181
656,145	*	Jarden Corp	39,257
70,000	*	Jazz Pharmaceuticals plc	9,708
1,288,400	*	JDS Uniphase Corp	18,038
1,741,274		Johnson & Johnson	171,045
566,416		Johnson Controls, Inc	26,803
157,893	e	Joy Global, Inc	9,158
1,697,887		JPMorgan Chase & Co	103,079
663,931	*	Juniper Networks, Inc	17,103
211,115		Kansas City Southern Industries, Inc	21,546
521,335		KBR, Inc	13,909
39,771		Kellogg Co	2,494
50,000		Kennametal, Inc	2,215
32,458	e	Keurig Green Mountain, Inc	3,427
237,603		Keycorp	3,383
98,711		Kimberly-Clark Corp	10,883
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
109,191		Kimco Realty Corp	$2,389
17,427	*	Kinder Morgan Management LLC	1,249
104,249		Kinder Morgan, Inc	3,387
25,763		Kla-Tencor Corp	1,781
13,262	*	Knowles Corp	419
351,168		Kohl’s Corp	19,946
487,174		Kraft Foods Group, Inc	27,330
190,673		Kroger Co	8,323
101,705		L Brands, Inc	5,774
37,841		L-3 Communications Holdings, Inc	4,471
14,118	*	Laboratory Corp of America Holdings	1,387
462,558	*	Lam Research Corp	25,441
272,235		Las Vegas Sands Corp	21,991
95,000		Lear Corp	7,953
366,117		Legg Mason, Inc	17,954
21,878	e	Leggett & Platt, Inc	714
10,754	e	Leidos Holdings, Inc	380
26,090	e	Lennar Corp (Class A)	1,034
47,655		Leucadia National Corp	1,334
39,619	*	Level 3 Communications, Inc	1,551
130,000		Lexmark International, Inc (Class A)	6,018
126,639	*	Liberty Interactive Corp	3,656
25,294	*	Liberty Media Corp	3,307
37,747		Liberty Property Trust	1,395
239,628		Lincoln National Corp	12,142
101,054		Linear Technology Corp	4,920
25,747	*	LinkedIn Corp	4,762
200,000	e	Lions Gate Entertainment Corp	5,346
45,415	*	LKQ Corp	1,197
59,207		Lockheed Martin Corp	9,665
50,713		Loews Corp	2,234
95,917		Lorillard, Inc	5,187
224,088		Lowe’s Companies, Inc	10,958
85,125		LSI Logic Corp	942
671,832		LyondellBasell Industries AF S.C.A	59,753
18,458	e	M&T Bank Corp	2,239
21,660		Macerich Co	1,350
686,020		Macy’s, Inc	40,674
1	*	Madison Square Garden, Inc	0	^
20,165		Manpower, Inc	1,590
286,313		Marathon Oil Corp	10,170
153,772		Marathon Petroleum Corp	13,384
599,107		Marriott International, Inc (Class A)	33,562
1,020,455		Marsh & McLennan Cos, Inc	50,308
117,092	e	Martin Marietta Materials, Inc	15,029
457,416		Marvell Technology Group Ltd	7,204
179,224		Masco Corp	3,981
120,000	*	Mastec, Inc	5,213
360,729		Mastercard, Inc (Class A)	26,946
52,646		Mattel, Inc	2,112
44,738		Maxim Integrated Products, Inc	1,482
19,199		McCormick & Co, Inc	1,377
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
227,319		McDonald’s Corp	$22,284
67,258		McGraw-Hill Cos, Inc	5,132
367,367		McKesson Corp	64,866
679		MDC Holdings, Inc	19
46,269		MDU Resources Group, Inc	1,588
31,442		Mead Johnson Nutrition Co	2,614
27,135		MeadWestvaco Corp	1,021
717,525		Medtronic, Inc	44,157
190,000		Mentor Graphics Corp	4,184
890,082		Merck & Co, Inc	50,530
818,925		Metlife, Inc	43,239
7,754	*	Mettler-Toledo International, Inc	1,827
102,411	*	MGM Mirage	2,648
159,843	*	Michael Kors Holdings Ltd	14,909
31,304	e	Microchip Technology, Inc	1,495
611,906	*	Micron Technology, Inc	14,478
4,672,580		Microsoft Corp	191,529
28,392	*	Mohawk Industries, Inc	3,861
23,269		Molson Coors Brewing Co (Class B)	1,370
502,931		Mondelez International, Inc	17,376
248,513		Monsanto Co	28,273
130,845	*	Monster Beverage Corp	9,087
51,208		Moody’s Corp	4,062
802,402		Morgan Stanley	25,011
46,097		Mosaic Co	2,305
37,224		Motorola, Inc	2,393
47,208		Murphy Oil Corp	2,968
468,421	*	Mylan Laboratories, Inc	22,873
76,159		Nabors Industries Ltd	1,877
29,989		NASDAQ OMX Group, Inc	1,108
124,905		National Oilwell Varco, Inc	9,726
211,176		NetApp, Inc	7,792
16,926	*	NetFlix, Inc	5,958
9,013	*	NetSuite, Inc	855
100,000	*,e	NeuStar, Inc (Class A)	3,251
68,460	e	New York Community Bancorp, Inc	1,100
807,196		Newell Rubbermaid, Inc	24,135
77,847		Newmont Mining Corp	1,825
59,039	*	News Corp	1,017
482,611		NextEra Energy, Inc	46,147
597,881		Nielsen Holdings NV	26,683
272,948		Nike, Inc (Class B)	20,160
132,108		NiSource, Inc	4,694
159,885		Noble Corp plc	5,235
137,572		Noble Energy, Inc	9,773
41,391		Nordstrom, Inc	2,585
77,538		Norfolk Southern Corp	7,534
123,544		Northeast Utilities	5,621
35,255		Northern Trust Corp	2,311
145,625		Northrop Grumman Corp	17,967
91,065		NRG Energy, Inc	2,896
40,296	*,e	Nuance Communications, Inc	692
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
98,644		Nucor Corp	$4,985
153,540		Nvidia Corp	2,750
8,045	*	NVR, Inc	9,228
42,193		Oaktree Capital Group LLC	2,454
645,691		Occidental Petroleum Corp	61,528
16,589		Oceaneering International, Inc	1,192
123,750	*	Ocwen Financial Corp	4,849
53,279		OGE Energy Corp	1,959
116,236		Omnicare, Inc	6,936
67,037		Omnicom Group, Inc	4,867
4,887	*	ONE Gas, Inc	176
132,649		Oneok, Inc	7,859
1,395,797		Oracle Corp	57,102
40,440	*	O’Reilly Automotive, Inc	6,001
361,043	*	Orient-Express Hotels Ltd (Class A)	5,203
130,000		Oshkosh Truck Corp	7,653
326,483	*	Owens Corning, Inc	14,094
39,927	*	Owens-Illinois, Inc	1,351
54,539		Paccar, Inc	3,678
90,000		Packaging Corp of America	6,333
17,022		Pall Corp	1,523
90,000	*	Parexel International Corp	4,868
38,390		Parker Hannifin Corp	4,596
15,607		PartnerRe Ltd	1,615
12,697		Patterson Cos, Inc	530
50,989		Paychex, Inc	2,172
1,653	*	Paylocity Holding Corp	40
59,004		Peabody Energy Corp	964
33,890	*	Penn National Gaming, Inc	418
125,620		Pentair Ltd	9,967
51,083		People’s United Financial, Inc	760
40,636		Pepco Holdings, Inc	832
915,126		PepsiCo, Inc	76,413
73,039		Perrigo Co plc	11,296
47,981	e	Petsmart, Inc	3,305
4,786,246		Pfizer, Inc	153,734
69,548		PG&E Corp	3,004
16,222	*	Pharmacyclics, Inc	1,626
550,196		Philip Morris International, Inc	45,045
517,532		Phillips 66	39,881
153,361		Phillips-Van Heusen Corp	19,135
400,000	*	Pilgrim’s Pride Corp	8,368
60,602		Pinnacle West Capital Corp	3,313
45,308		Pioneer Natural Resources Co	8,479
26,790		Plum Creek Timber Co, Inc	1,126
114,498		PNC Financial Services Group, Inc	9,961
35,692		Polaris Industries, Inc	4,987
75,000	*	Portfolio Recovery Associates, Inc	4,340
69,761		PPG Industries, Inc	13,496
96,900		PPL Corp	3,211
45,802		Praxair, Inc	5,999
68,003		Precision Castparts Corp	17,188
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
498,682	*	Premier, Inc	$16,432
18,418	*	Priceline.com, Inc	21,952
103,953		Principal Financial Group	4,781
1,380,353		Procter & Gamble Co	111,256
88,368		Progressive Corp	2,140
77,370		Prologis, Inc	3,159
199,773		Prudential Financial, Inc	16,911
77,997		Public Service Enterprise Group, Inc	2,975
59,382		Public Storage, Inc	10,005
588,666		Pulte Homes, Inc	11,297
807,669		Qualcomm, Inc	63,693
32,845	*	Quanta Services, Inc	1,212
23,220	e	Quest Diagnostics, Inc	1,345
48,103		Questar Market Resources, Inc	1,416
180,000		Questcor Pharmaceuticals, Inc	11,687
19,095	*	Rackspace Hosting, Inc	627
9,467		Ralph Lauren Corp	1,524
85,021		Range Resources Corp	7,054
198,294		Raymond James Financial, Inc	11,091
19,477		Rayonier, Inc	894
55,046		Raytheon Co	5,438
537,060	*	Realogy Holdings Corp	23,335
29,645	e	Realty Income Corp	1,211
29,585	*	Red Hat, Inc	1,567
14,171		Regency Centers Corp	724
20,065	*	Regeneron Pharmaceuticals, Inc	6,025
382,373		Regions Financial Corp	4,248
60,000		Reliance Steel & Aluminum Co	4,240
6,853		RenaissanceRe Holdings Ltd	669
44,743		Republic Services, Inc	1,528
21,773	e	Resmed, Inc	973
115,827		Reynolds American, Inc	6,187
615,400	*	Rite Aid Corp	3,859
36,573		Robert Half International, Inc	1,534
81,067		Rock-Tenn Co (Class A)	8,558
90,446		Rockwell Automation, Inc	11,265
34,146		Rockwell Collins, Inc	2,720
97,460		Roper Industries, Inc	13,012
38,913		Ross Stores, Inc	2,784
220,000	*	Rovi Corp	5,012
19,363	*	Rowan Cos plc	652
129,464		Royal Caribbean Cruises Ltd	7,064
38,682		Safeway, Inc	1,429
549,416	*	Salesforce.com, Inc	31,366
186,698		SanDisk Corp	15,158
272,915	*	SBA Communications Corp (Class A)	24,824
20,591		SCANA Corp	1,057
851,583		Schlumberger Ltd	83,029
46,114		Scripps Networks Interactive (Class A)	3,501
734,267		Seagate Technology, Inc	41,236
154,783		Sealed Air Corp	5,088
6,301	*,e	Sears Holdings Corp	301
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
38,054		SEI Investments Co	$1,279
310,742		Sempra Energy	30,067
21,504	*	Sensata Technologies Holding BV	917
400,000		Service Corp International	7,952
19,732	*	ServiceNow, Inc	1,182
32,358		Sherwin-Williams Co	6,379
18,859		Sigma-Aldrich Corp	1,761
101,774		Simon Property Group, Inc	16,691
482,660	*	Sirius XM Holdings, Inc	1,545
23,866		SL Green Realty Corp	2,401
114,342		SLM Corp	2,799
136,869		Southern Co	6,014
429,648		Southern Copper Corp (NY)	12,507
347,440		Southwest Airlines Co	8,203
120,741	*	Southwestern Energy Co	5,555
75,262	e	SPDR Trust Series 1	14,077
278,202		Spectra Energy Corp	10,277
120,000	*	Spirit Airlines, Inc	7,128
149,680	*	Sprint Corp	1,376
10,831		SPX Corp	1,065
81,842		St. Jude Medical, Inc	5,352
294,883		Stanley Works	23,956
172,755	e	Staples, Inc	1,959
356,321		Starbucks Corp	26,147
73,431		Starwood Hotels & Resorts Worldwide, Inc	5,845
120,000		Starwood Property Trust, Inc	2,831
145,000	*	Starz-Liberty Capital	4,681
338,319		State Street Corp	23,530
83,358	*	Stericycle, Inc	9,471
20,700	*	Stratasys Ltd	2,196
61,376		Stryker Corp	5,000
91,543		SunTrust Banks, Inc	3,643
24,977		Superior Energy Services	768
250,000	*,e	Swift Transportation Co, Inc	6,188
181,339		Symantec Corp	3,621
40,000	*,e	Synaptics, Inc	2,401
153,863	*	Synopsys, Inc	5,910
92,278		Sysco Corp	3,334
279,385		T Rowe Price Group, Inc	23,007
93,634		Target Corp	5,666
975,894		TCF Financial Corp	16,258
59,505		TD Ameritrade Holding Corp	2,020
100,000	*	Tenneco, Inc	5,807
25,216	*	Teradata Corp	1,240
33,388	*,e	Tesla Motors, Inc	6,960
69,147		Tesoro Corp	3,498
242,543		Texas Instruments, Inc	11,436
97,777		Textron, Inc	3,842
421,876		Thermo Electron Corp	50,726
94,710	e	Thomson Corp (Toronto)	3,238
35,929		Tiffany & Co	3,095
131,551		Time Warner Cable, Inc	18,046
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
510,872		Time Warner, Inc	$33,375
268,064		TJX Companies, Inc	16,258
229,621	*	T-Mobile US, Inc	7,584
43,078	*	Toll Brothers, Inc	1,547
57,554		Torchmark Corp	4,530
25,889		Total System Services, Inc	787
10,091		Towers Watson & Co	1,151
91,544		Tractor Supply Co	6,466
101,537		TransDigm Group, Inc	18,805
55,000	e	Transocean Ltd (NYSE)	2,274
57,616		Travelers Cos, Inc	4,903
133,395	*,e	TRI Pointe Homes, Inc	2,165
62,500	*	Tribune Co	4,978
39,931	*	Trimble Navigation Ltd	1,552
120,000		Trinity Industries, Inc	8,648
67,866	*	TripAdvisor, Inc	6,148
122,312	*	TRW Automotive Holdings Corp	9,983
271,465	*	Tumi Holdings, Inc	6,143
37,900		Tupperware Corp	3,175
512,146		Twenty-First Century Fox, Inc	16,373
68,939		Twenty-First Century Fox, Inc (Class B)	2,145
7,895	*,e	Twitter, Inc	368
1,123,829		Tyco International Ltd	47,650
369,438		Tyson Foods, Inc (Class A)	16,259
24,112	*	UAL Corp	1,076
38,880		UDR, Inc	1,004
87,288	*	Ulta Salon Cosmetics & Fragrance, Inc	8,509
37,614	*	Under Armour, Inc (Class A)	4,312
440,072		Union Pacific Corp	82,584
203,104		United Parcel Service, Inc (Class B)	19,778
132,000	*	United Rentals, Inc	12,532
482,831		United Technologies Corp	56,414
607,966		UnitedHealth Group, Inc	49,847
23,484		Universal Health Services, Inc (Class B)	1,927
69,504		UnumProvident Corp	2,454
18,397	*	Urban Outfitters, Inc	671
40,000		URS Corp	1,882
423,154		US Bancorp	18,136
620,608	*,e	USG Corp	20,306
354,577		Valero Energy Corp	18,828
141,980		Validus Holdings Ltd	5,354
21,061	*	Vantiv, Inc	636
16,751	*	Varian Medical Systems, Inc	1,407
120,504		Ventas, Inc	7,299
90,000	*	Verint Systems, Inc	4,224
37,270	*,e	VeriSign, Inc	2,009
145,808	*	Verisk Analytics, Inc	8,743
2,383,872		Verizon Communications, Inc	113,401
187,872		Verizon Communications, Inc (New)	8,935
59,974	*	Vertex Pharmaceuticals, Inc	4,241
234,353		VF Corp	14,502
542,554		Viacom, Inc (Class B)	46,112
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
438,596		Visa, Inc (Class A)	$94,675
200,000		Vishay Intertechnology, Inc	2,976
70,000	*	Visteon Corp	6,191
79,066	*,e	VMware, Inc (Class A)	8,541
321,884		Vornado Realty Trust	31,725
33,342		Vulcan Materials Co	2,216
29,747		W.R. Berkley Corp	1,238
16,369		W.W. Grainger, Inc	4,136
159,247		Walgreen Co	10,515
341,901		Wal-Mart Stores, Inc	26,132
1,363,494		Walt Disney Co	109,175
354,000	e	Walter Energy, Inc	2,676
69,982		Waste Management, Inc	2,944
22,188	*	Waters Corp	2,405
1,016,878	*	Weatherford International Ltd	17,653
27,899	*	WellCare Health Plans, Inc	1,772
209,392		WellPoint, Inc	20,845
4,064,782		Wells Fargo & Co	202,182
184,808		Western Digital Corp	16,969
86,511	e	Western Union Co	1,415
100,000		Westlake Chemical Corp	6,618
90,389		Weyerhaeuser Co	2,653
96,519		Whirlpool Corp	14,426
30,546	*	Whiting Petroleum Corp	2,120
158,550		Whole Foods Market, Inc	8,040
281,520		Williams Cos, Inc	11,424
26,018		Willis Group Holdings plc	1,148
89,617	e	Windstream Holdings, Inc	738
100,802	e	Wisconsin Energy Corp	4,692
100,000	e	Wolverine World Wide, Inc	2,855
89,766	*	Workday, Inc	8,207
50,000	*	WR Grace & Co	4,959
70,955		Wyndham Worldwide Corp	5,196
12,663		Wynn Resorts Ltd	2,813
135,066		Xcel Energy, Inc	4,101
1,013,621		Xerox Corp	11,454
394,336		Xilinx, Inc	21,401
625,869		Xylem, Inc	22,794
958,475	*	Yahoo!, Inc	34,409
79,422		Yum! Brands, Inc	5,988
48,079		Zimmer Holdings, Inc	4,547
532,121		Zoetis Inc	15,400
650,000	*	Zynga, Inc	2,795
		TOTAL UNITED STATES	10,255,209
		TOTAL COMMON STOCKS	18,846,296
		(Cost $15,541,645)

RIGHTS / WARRANTS - 0.0%
HONG KONG - 0.0%
457,089	m	New World Development Co Ltd	96
		TOTAL HONG KONG	96
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
SINGAPORE - 0.0%
14,354	Olam International Ltd	$7
	TOTAL SINGAPORE	7

SPAIN - 0.0%
563,183	Banco Bilbao Vizcaya Argentaria S.A.	132
	TOTAL SPAIN	132

UNITED KINGDOM - 0.0%
137,184	RSA Insurance Group plc	76
	TOTAL UNITED KINGDOM	76

UNITED STATES - 0.0%
21,280	Kinder Morgan, Inc	38
	TOTAL UNITED STATES	38

	TOTAL RIGHTS / WARRANTS	349
	(Cost $171)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 0.0%
		Federal Home Loan Bank (FHLB)
$3,250,000		FHLB	0.065%	04/23/14	3,250
		TOTAL GOVERNMENT AGENCY DEBT			3,250

TREASURY DEBT - 1.0%
1,900,000		United States Treasury Bill	0.071	04/03/14	1,900
2,950,000		United States Treasury Bill	0.075	04/10/14	2,950
17,400,000	d	United States Treasury Bill	0.040-0.057	04/24/14	17,399
10,000,000		United States Treasury Bill	0.049-0.088	05/29/14	9,999
24,700,000	d	United States Treasury Bill	0.050-0.098	06/26/14	24,698
21,000,000	d	United States Treasury Bill	0.055	07/17/14	20,997
33,000,000	d	United States Treasury Bill	0.060	07/31/14	32,995
16,200,000		United States Treasury Bill	0.050-0.065	08/14/14	16,197
54,000,000	d	United States Treasury Bill	0.078-0.103	08/21/14	53,988
1,900,000		United States Treasury Bill	0.080	09/04/14	1,900
4,000,000		United States Treasury Bill	0.073	11/13/14	3,998
2,600,000		United States Treasury Bill	0.091	12/11/14	2,599
		TOTAL TREASURY DEBT			189,620

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
CERTIFICATE OF DEPOSIT - 0.2%
25,000,000		Bank of Montreal	0.030	04/01/14	25,000
15,000,000		CIBC Bank and Trust Co	0.010	04/01/14	15,000
		TOTAL CERTIFICATE OF DEPOSIT			40,000

REPURCHASE AGREEMENT - 1.8%
125,000,000	n	Barclays	0.040	04/03/14	125,000
99,000,000	o	Calyon	0.050	04/01/14	99,000
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$50,000,000	p	Goldman Sachs	0.050%	04/03/14	$50,000
60,000,000	q	HSBC	0.040	04/03/14	60,000
		TOTAL REPURCHASE AGREEMENT			334,000

TREASURY DEBT - 0.5%
55,000,000		United States Treasury Bill	0.037	04/10/14	54,999
10,000,000		United States Treasury Bill	0.104-0.109	04/24/14	9,999
10,000,000		United States Treasury Bill	0.097-0.102	05/15/14	9,999
15,000,000		United States Treasury Bill	0.050-0.051	06/26/14	14,999
7,000,000		United States Treasury Bill	0.103	08/14/14	6,998
15,000,000		United States Treasury Bill	0.079	09/25/14	14,996
		TOTAL TREASURY DEBT			111,990

VARIABLE RATE SECURITIES - 0.2%
1,664,623	i	Granite Master Issuer plc 2006	0.357	12/20/50	1,648
1,426,820	i	Granite Master Issuer plc 2007	0.357	12/20/50	1,413
890,560	i	Medallion Trust 2005	0.276	08/22/36	889
301,023	i	Nelnet Student Loan Trust 2007	0.483	09/25/18	301
1,420,430	i	Puma Finance Ltd	0.374	02/21/38	1,408
30,000,000	i	SLM Student Loan Trust 2007	0.279	01/25/19	29,672
3,060,999	i	SLM Student Loan Trust 2008	0.589	10/25/16	3,062
		TOTAL VARIABLE RATE SECURITIES			38,393

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			524,383

		TOTAL SHORT-TERM INVESTMENTS			717,253
		(Cost $717,469)
		TOTAL INVESTMENTS - 102.5%			19,563,898
		(Cost $16,259,285)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%			(485,938)
		NET ASSETS - 100.0%			$19,077,960

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $722,962,000.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.01%-0.04% dated 3/31/14 to be repurchased at $125,000,000 on 4/3/14, collateralized by U.S. Government Agency Securities valued at $127,500,000.
o	Agreement with Calyon, 0.05% dated 3/31/14 to be repurchased at $99,000,000 on 4/1/14, collateralized by U.S. Government Agency Securities valued at $100,988,000.
p	Agreement with Goldman Sachs, 0.05% dated 3/31/14 to be repurchased at $50,000,000 on 4/3/14, collateralized by U.S. Government Agency Securities valued at $51,000,000.
q	Agreement with HSBC, 0.04%-0.05% dated 3/31/14 to be repurchased at $60,006,000 on 4/3/14, collateralized by U.S. Government Agency Securities valued at $61,206,000.

Cost amounts are in thousands.
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
March 31, 2014

	VALUE	% OF
SECTOR	(000)	NET ASSETS
FINANCIALS	$3,842,389	20.2%
CONSUMER DISCRETIONARY	3,054,000	16.0
INFORMATION TECHNOLOGY	2,618,482	13.7
INDUSTRIALS	2,426,812	12.7
HEALTH CARE	2,369,944	12.4
ENERGY	1,425,975	7.5
CONSUMER STAPLES	1,305,588	6.8
MATERIALS	892,624	4.7
TELECOMMUNICATION SERVICES	496,941	2.6
UTILITIES	413,890	2.2
SHORT - TERM INVESTMENTS	717,253	3.7
OTHER ASSETS & LIABILITIES, NET	(485,938)	(2.5)

NET ASSETS	$19,077,960	100.0%
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 2.4%
2,116		Allison Transmission Holdings, Inc	$63
542,064		BorgWarner, Inc	33,321
362,600		Dana Holding Corp	8,438
1,376,078		Delphi Automotive plc	93,381
580,610		Ford Motor Co	9,057
1,566,343	*	General Motors Co	53,913
591,179		Gentex Corp	18,640
1,099,736		Goodyear Tire & Rubber Co	28,736
295,076		Harley-Davidson, Inc	19,655
101,800		Icahn Enterprises LP	10,458
586,069		Lear Corp	49,066
220,400		Magna International, Inc - Class A (NY)	21,227
139,040		Renault S.A.	13,505
309,600	*	Tenneco, Inc	17,978
179,809	*,e	Tesla Motors, Inc	37,481
18,212		Thor Industries, Inc	1,112
158,700		Toyota Motor Corp	8,950
198,500	*	TRW Automotive Holdings Corp	16,202
201,212	*	Visteon Corp	17,795
		TOTAL AUTOMOBILES & COMPONENTS	458,978

BANKS - 0.4%
839,976		Citigroup, Inc	39,983
1,606,300		Huntington Bancshares, Inc	16,015
8,977	*,e	Nationstar Mortgage Holdings, Inc	292
44,571	*	Ocwen Financial Corp	1,746
2,079	*	Signature Bank	261
548,500		Wells Fargo & Co	27,282
		TOTAL BANKS	85,579

CAPITAL GOODS - 7.0%
990,248		3M Co	134,337
14,698		A.O. Smith Corp	676
402,718	*	Aecom Technology Corp	12,955
157,737		Allegion plc	8,229
67,500		Alliant Techsystems, Inc	9,595
104,958		Ametek, Inc	5,404
10,304	*	Armstrong World Industries, Inc	549
138,938		Babcock & Wilcox Co	4,613
39,155	*	BE Aerospace, Inc	3,398
1,099,402		Boeing Co	137,964
63,663		Carlisle Cos, Inc	5,051
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
50,861		Caterpillar, Inc	$5,054
113,487		Chicago Bridge & Iron Co NV	9,890
44,788	*	Colfax Corp	3,195
146,804		Crane Co	10,445
177,478		Cummins, Inc	26,443
51,605		Danaher Corp	3,870
165,575		Deere & Co	15,034
58,865		Donaldson Co, Inc	2,496
53,615		Dover Corp	4,383
228,971		Emerson Electric Co	15,295
214,880		European Aeronautic Defence and Space Co	15,390
127,316	e	Fastenal Co	6,279
60,930	*	Flowserve Corp	4,773
223,115		Fluor Corp	17,343
509,575		Fortune Brands Home & Security, Inc	21,443
94,200		General Dynamics Corp	10,260
983,825		General Electric Co	25,471
26,556		Graco, Inc	1,985
16,834	*	HD Supply Holdings, Inc	440
134,123	*	Hexcel Corp	5,840
1,217,482		Honeywell International, Inc	112,934
78,316		Hubbell, Inc (Class B)	9,388
199,318		Huntington Ingalls	20,382
32,953		IDEX Corp	2,402
56,751		Illinois Tool Works, Inc	4,616
466,563		Ingersoll-Rand plc	26,706
37,953		ITT Corp	1,623
264,934	e	Joy Global, Inc	15,366
43,000		L-3 Communications Holdings, Inc	5,081
105,005		Lennox International, Inc	9,546
329,968		Lincoln Electric Holdings, Inc	23,761
267,015		Lockheed Martin Corp	43,588
184,903		Manitowoc Co, Inc	5,815
770,178		Masco Corp	17,106
145,505	*	MRC Global, Inc	3,923
67,815		MSC Industrial Direct Co (Class A)	5,867
3,289	*,e	Navistar International Corp	111
27,144		Nordson Corp	1,913
39,500		Northrop Grumman Corp	4,874
203,300		Oshkosh Truck Corp	11,968
347,300	*	Owens Corning, Inc	14,993
19,649		Paccar, Inc	1,325
185,807		Pall Corp	16,624
380,667		Precision Castparts Corp	96,217
19,672	*	Quanta Services, Inc	726
203,208		Rockwell Automation, Inc	25,310
51,688		Rockwell Collins, Inc	4,118
384,985		Roper Industries, Inc	51,399
290,720		Safran S.A.	20,141
74,898		Snap-On, Inc	8,499
10,091	*,e	SolarCity Corp	632
5,459	*	Spirit Aerosystems Holdings, Inc (Class A)	154
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
6,075		Stanley Works	$494
670,200		Textron, Inc	26,332
75,651		Toro Co	4,780
22,516		TransDigm Group, Inc	4,170
196,400		Trinity Industries, Inc	14,155
4,718		Triumph Group, Inc	305
40,280	*	United Rentals, Inc	3,824
489,851		United Technologies Corp	57,234
113,600		URS Corp	5,346
318,600	*,e	USG Corp	10,425
65,809	e	Valmont Industries, Inc	9,795
386,676		W.W. Grainger, Inc	97,697
117,758	*	WABCO Holdings, Inc	12,431
41,594		Westinghouse Air Brake Technologies Corp	3,224
5,047		Xylem, Inc	184
		TOTAL CAPITAL GOODS	1,345,604

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
128,000	e	ADT Corp	3,834
11,203		Cintas Corp	668
25,169	*,e	Clean Harbors, Inc	1,379
649,228	*,e	CNH Industrial NV (NYSE)	7,466
47,413	*	Copart, Inc	1,725
31,764		Corrections Corp of America	995
16,216		Dun & Bradstreet Corp	1,611
51,127		Equifax, Inc	3,478
28,245	*	IHS, Inc (Class A)	3,432
65,652		Iron Mountain, Inc	1,810
12,084		KAR Auction Services, Inc	367
118,700		Manpower, Inc	9,357
2,338,093		Nielsen Holdings NV	104,349
3,358	*	Paylocity Holding Corp	81
348,502	e	Pitney Bowes, Inc	9,058
43,247		R.R. Donnelley & Sons Co	774
60,157		Robert Half International, Inc	2,524
27,431		Rollins, Inc	829
458,122	*	Stericycle, Inc	52,052
256,000		Tyco International Ltd	10,854
1,582,403	*	Verisk Analytics, Inc	94,881
49,919		Waste Connections, Inc	2,189
14,579		Waste Management, Inc	613
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	314,326

CONSUMER DURABLES & APPAREL - 3.3%
23,458		Carter’s, Inc	1,822
267,474		Coach, Inc	13,283
6,554	*,e	Deckers Outdoor Corp	523
242,304	*	Fossil Group, Inc	28,255
711,010		Hanesbrands, Inc	54,378
431,686		Hasbro, Inc	24,010
745,765	*	Jarden Corp	44,619
1,139,567		Luxottica Group S.p.A.	65,845
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
443,194		LVMH Moet Hennessy Louis Vuitton S.A.	$80,312
148,756		Mattel, Inc	5,967
658,678	*	Michael Kors Holdings Ltd	61,435
71,826		Newell Rubbermaid, Inc	2,148
1,505,389		Nike, Inc (Class B)	111,188
29,011	*	NVR, Inc	33,276
30,723		Phillips-Van Heusen Corp	3,833
45,954		Polaris Industries, Inc	6,420
2,292,334		Pulte Homes, Inc	43,990
25,769		Ralph Lauren Corp	4,147
8,437	*	Taylor Morrison Home Corp	198
24,234	*	Tempur-Pedic International, Inc	1,228
112,692		Tupperware Corp	9,439
35,407	*	Under Armour, Inc (Class A)	4,059
149,133		VF Corp	9,228
196,002		Whirlpool Corp	29,294
		TOTAL CONSUMER DURABLES & APPAREL	638,897

CONSUMER SERVICES - 3.1%
67,324		ARAMARK Holdings Corp	1,947
219,428	*	Bally Technologies, Inc	14,542
28,216		Brinker International, Inc	1,480
40,574		Burger King Worldwide, Inc	1,077
44,666	*	Chipotle Mexican Grill, Inc (Class A)	25,373
1,182		Choice Hotels International, Inc	54
36,078		Darden Restaurants, Inc	1,831
138,900		Domino’s Pizza, Inc	10,691
44,937		Dunkin Brands Group, Inc	2,255
449,731		Extended Stay America, Inc	10,240
116,158		H&R Block, Inc	3,507
32,400	*	Hilton Worldwide Holdings, Inc	721
286,960	*	Hyatt Hotels Corp	15,441
104,829		International Game Technology	1,474
534,672		Interval Leisure Group, Inc	13,976
2,169,502		Las Vegas Sands Corp	175,253
87,796		Marriott International, Inc (Class A)	4,918
758,992		McDonald’s Corp	74,404
4,041,385	*,g	Merlin Entertainments plc	25,401
11,358	*	Norwegian Cruise Line Holdings Ltd	367
87,333	*	Panera Bread Co (Class A)	15,412
13,574		SeaWorld Entertainment, Inc	410
69,336		Service Corp International	1,378
315,082		Six Flags Entertainment Corp	12,651
1,703,451		Starbucks Corp	124,999
35,782		Starwood Hotels & Resorts Worldwide, Inc	2,848
3,209	e	Weight Watchers International, Inc	66
55,038		Wyndham Worldwide Corp	4,031
45,614		Wynn Resorts Ltd	10,133
617,541		Yum! Brands, Inc	46,556
		TOTAL CONSUMER SERVICES	603,436
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 4.3%
334,983	*	Affiliated Managers Group, Inc	$67,013
903,997		American Express Co	81,387
951,197		Ameriprise Financial, Inc	104,698
2,120		Artisan Partners Asset Management, Inc	136
87,813		BlackRock, Inc	27,615
1,612,927		Blackstone Group LP	53,630
328,412		CBOE Holdings, Inc	18,588
605,740		Charles Schwab Corp	16,555
323,416		CME Group, Inc	23,936
587,000		Discover Financial Services	34,158
50,818		Eaton Vance Corp	1,939
30,625	e	Federated Investors, Inc (Class B)	935
174,937		Franklin Resources, Inc	9,478
155,452		Goldman Sachs Group, Inc	25,471
367,850		IntercontinentalExchange Group, Inc	72,772
401,800		Invesco Ltd	14,867
1,100,000	e	iShares Russell 1000 Growth Index Fund	95,194
56,452		Lazard Ltd (Class A)	2,658
17,875		Leucadia National Corp	500
41,483		LPL Financial Holdings, Inc	2,180
1,222,692		Moody’s Corp	96,984
372,500		Morgan Stanley	11,611
22,687	*	MSCI, Inc (Class A)	976
78,902		Oaktree Capital Group LLC	4,589
26,810	*	Santander Consumer USA Holdings, Inc	646
204,641		SEI Investments Co	6,878
345,800		State Street Corp	24,050
144,011		T Rowe Price Group, Inc	11,859
177,663		Waddell & Reed Financial, Inc (Class A)	13,080
		TOTAL DIVERSIFIED FINANCIALS	824,383

ENERGY - 3.4%
12,381		Anadarko Petroleum Corp	1,049
7,511	*	Antero Resources Corp	470
145,730	*	Atwood Oceanics, Inc	7,343
10,591		Baker Hughes, Inc	689
405,986		Cabot Oil & Gas Corp	13,755
244,151	*	Cameron International Corp	15,081
102,621	*	Cheniere Energy, Inc	5,680
105,015	*	Cobalt International Energy, Inc	1,924
244,709	*	Concho Resources, Inc	29,977
18,128	*,e	Continental Resources, Inc	2,253
75,014	e	CVR Energy, Inc	3,169
854,909		Denbury Resources, Inc	14,020
32,214	*	Dresser-Rand Group, Inc	1,882
84,171	*	Dril-Quip, Inc	9,436
849,074		EOG Resources, Inc	166,563
100,006		Equitable Resources, Inc	9,698
102,079	*	FMC Technologies, Inc	5,338
6,702		Frank’s International NV	166
29,708	*	Gulfport Energy Corp	2,115
447,650		Halliburton Co	26,362
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
120,000		Helmerich & Payne, Inc	$12,907
258,176		Kinder Morgan, Inc	8,388
44,885	*	Kosmos Energy LLC	494
13,971	*	Laredo Petroleum Holdings, Inc	361
137,000		Murphy Oil Corp	8,612
200,850		Noble Energy, Inc	14,268
43,249	*	Oasis Petroleum, Inc	1,805
189,501		Oceaneering International, Inc	13,618
83,414		Oneok, Inc	4,942
75,415		Pioneer Natural Resources Co	14,113
7,837		Questar Market Resources, Inc	231
69,899		Range Resources Corp	5,799
9,580	*	Rice Energy, Inc	253
183,943	e	RPC, Inc	3,756
1,708,612		Schlumberger Ltd	166,590
151,897	e	Seadrill Ltd	5,341
439,561	*	Southwestern Energy Co	20,224
148,345		St. Mary Land & Exploration Co	10,575
245,704		Suncor Energy, Inc (NY)	8,590
172,200		Valero Energy Corp	9,144
176,073	*	Whiting Petroleum Corp	12,218
554,445		Williams Cos, Inc	22,499
58,641		World Fuel Services Corp	2,586
		TOTAL ENERGY	664,284

FOOD & STAPLES RETAILING - 2.0%
1,139,817		Costco Wholesale Corp	127,295
559,875		CVS Corp	41,912
18,016	*	Fresh Market, Inc	605
1,562,622		Kroger Co	68,208
3,999,500	*	Rite Aid Corp	25,077
202,220		Safeway, Inc	7,470
6,258	*,e	Sprouts Farmers Market, Inc	226
89,550		Sysco Corp	3,235
723,310		Walgreen Co	47,760
582,189		Wal-Mart Stores, Inc	44,497
339,376		Whole Foods Market, Inc	17,210
		TOTAL FOOD & STAPLES RETAILING	383,495

FOOD, BEVERAGE & TOBACCO - 4.2%
3,038,592		Altria Group, Inc	113,735
372,477		Archer Daniels Midland Co	16,162
64,126		Brown-Forman Corp (Class B)	5,751
49,933	e	Campbell Soup Co	2,241
2,954,280		Coca-Cola Co	114,212
753,722		Coca-Cola Enterprises, Inc	35,998
165,849		ConAgra Foods, Inc	5,146
138,787	*	Constellation Brands, Inc (Class A)	11,793
327,092		Dr Pepper Snapple Group, Inc	17,813
73,490		Flowers Foods, Inc	1,576
274,551		General Mills, Inc	14,227
225,591		Hershey Co	23,552
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
53,702		Hillshire Brands Co	$2,001
221,237		Hormel Foods Corp	10,900
4,240		Ingredion, Inc	289
5,633		J.M. Smucker Co	548
101,585		Kellogg Co	6,370
378,352	e	Keurig Green Mountain, Inc	39,950
312,953		Kraft Foods Group, Inc	17,557
689,028		Lorillard, Inc	37,263
56,412		McCormick & Co, Inc	4,047
85,887		Mead Johnson Nutrition Co	7,141
929,131	*	Monster Beverage Corp	64,528
1,500,555		PepsiCo, Inc	125,296
1,016,881		Philip Morris International, Inc	83,252
699,600	*	Pilgrim’s Pride Corp	14,636
7,178		Pinnacle Foods, Inc	214
70,784	e	Remy Cointreau S.A.	5,678
101,010		Reynolds American, Inc	5,396
535,200		Suntory Beverage & Food Ltd	18,439
58,507	*	WhiteWave Foods Co (Class A)	1,670
		TOTAL FOOD, BEVERAGE & TOBACCO	807,381

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
444,487		Aetna, Inc	33,323
98,481		AmerisourceBergen Corp	6,459
108,931		Bard (C.R.), Inc	16,120
238,431		Baxter International, Inc	17,544
192,864		Becton Dickinson & Co	22,581
41,244	*	Brookdale Senior Living, Inc	1,382
336,600	*	CareFusion Corp	13,538
1,525	*,e	Castlight Health, Inc	32
257,950	*	Catamaran Corp	11,546
862,772	*	Cerner Corp	48,531
176,505		Cigna Corp	14,779
10,787		Community Health Systems, Inc	423
15,185		Cooper Cos, Inc	2,086
78,158	*	DaVita, Inc	5,381
17,953		Dentsply International, Inc	827
46,036	*,e	Edwards Lifesciences Corp	3,414
13,572	*	Envision Healthcare Holdings, Inc	459
328,671	*	Express Scripts Holding Co	24,680
260,743	*	HCA Holdings, Inc	13,689
248,900		Healthsouth Corp	8,943
37,204	*	Henry Schein, Inc	4,441
34,780	*	Hologic, Inc	748
88,200		Humana, Inc	9,942
112,028	*	Idexx Laboratories, Inc	13,600
16,434	*	Intuitive Surgical, Inc	7,198
36,812	*	Laboratory Corp of America Holdings	3,615
535,735		McKesson Corp	94,595
493,400	*	Olympus Corp	15,755
32,906		Patterson Cos, Inc	1,374
27,260	*	Pediatrix Medical Group, Inc	1,690
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
520,855	*	Premier, Inc	$17,162
3,289	e	Quest Diagnostics, Inc	190
60,111	e	Resmed, Inc	2,686
23,181	*	Sirona Dental Systems, Inc	1,731
304,286		St. Jude Medical, Inc	19,897
83,150		Stryker Corp	6,774
44,124	*	Tenet Healthcare Corp	1,889
245,360		Universal Health Services, Inc (Class B)	20,137
148,868	*	Varian Medical Systems, Inc	12,503
4,267	*,e	Veeva Systems, Inc	114
347,000		WellPoint, Inc	34,544
4,213		Zimmer Holdings, Inc	398
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	516,720

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
185,885		Avon Products, Inc	2,721
245,355		Church & Dwight Co, Inc	16,947
46,080		Clorox Co	4,056
476,510	*	Colgate-Palmolive Co	30,911
16,479	e	Coty, Inc	247
1,225,770		Estee Lauder Cos (Class A)	81,979
129,142	e	Herbalife Ltd	7,396
136,957		Kimberly-Clark Corp	15,100
61,936		L’Oreal S.A.	10,218
80,343		Nu Skin Enterprises, Inc (Class A)	6,656
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	176,231

INSURANCE - 0.8%
215,919		ACE Ltd	21,389
4,157		Allied World Assurance Co Holdings Ltd	429
240,800		Allstate Corp	13,624
4,781		American Financial Group, Inc	276
101,549		Aon plc	8,559
2,115	*	Arch Capital Group Ltd	122
53,388		Arthur J. Gallagher & Co	2,540
357,977		Axis Capital Holdings Ltd	16,413
24,225		Brown & Brown, Inc	745
15,998		Chubb Corp	1,429
6,245		Endurance Specialty Holdings Ltd	336
11,146		Erie Indemnity Co (Class A)	778
76,868		Fidelity National Title Group, Inc (Class A)	2,417
5,650		Hanover Insurance Group, Inc	347
10,594		Loews Corp	467
368,205		Marsh & McLennan Cos, Inc	18,152
277,900		Metlife, Inc	14,673
117,700		PartnerRe Ltd	12,182
208,682		Progressive Corp	5,054
200,144		Prudential Financial, Inc	16,942
186,685		Travelers Cos, Inc	15,887
2,566		Validus Holdings Ltd	97
		TOTAL INSURANCE	152,858
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
MATERIALS - 4.2%
27,719		Airgas, Inc	$2,952
13,607		Albemarle Corp	904
19,465		Aptargroup, Inc	1,287
269,107		Avery Dennison Corp	13,636
290,726		Axiall Corp	13,059
63,218		Ball Corp	3,465
20,292		Bemis Co, Inc	796
221,049	*	Berry Plastics Group, Inc	5,117
69,072		Celanese Corp (Series A)	3,834
50,145		CF Industries Holdings, Inc	13,070
14,742		Compass Minerals International, Inc	1,216
52,403	*	Crown Holdings, Inc	2,345
725,740		Dow Chemical Co	35,264
439,389		Du Pont (E.I.) de Nemours & Co	29,483
20,978		Eagle Materials, Inc	1,860
66,646		Eastman Chemical Co	5,746
111,698		Ecolab, Inc	12,062
58,346		FMC Corp	4,467
973,900	*	Graphic Packaging Holding Co	9,895
2,474		Greif, Inc (Class A)	130
34,646		International Flavors & Fragrances, Inc	3,315
616,932		International Paper Co	28,305
2,063,255		LyondellBasell Industries AF S.C.A	183,506
19,622		Martin Marietta Materials, Inc	2,518
1,636,216		Monsanto Co	186,152
3,886		NewMarket Corp	1,519
511,123	*	Owens-Illinois, Inc	17,291
392,035		Packaging Corp of America	27,587
185,906		PPG Industries, Inc	35,965
233,462		Praxair, Inc	30,577
284,159		Rock-Tenn Co (Class A)	29,999
22,889		Rockwood Holdings, Inc	1,703
6,776		Royal Gold, Inc	424
53,139		RPM International, Inc	2,223
18,771		Scotts Miracle-Gro Co (Class A)	1,150
357,074		Sealed Air Corp	11,737
118,708		Sherwin-Williams Co	23,401
47,848		Sigma-Aldrich Corp	4,468
17,611		Silgan Holdings, Inc	872
470,553		Southern Copper Corp (NY)	13,698
3,653	*	Tahoe Resources, Inc	77
37,471		Valspar Corp	2,702
149,600		West Fraser Timber Co Ltd	6,834
341,520		Westlake Chemical Corp	22,602
178,508	*	WR Grace & Co	17,703
		TOTAL MATERIALS	816,916

MEDIA - 5.5%
205,516	*	AMC Networks, Inc	15,021
82,357	e	Cablevision Systems Corp (Class A)	1,389
921,146		CBS Corp (Class B)	56,927
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
28,293	*	Charter Communications, Inc	$3,486
50,619		Cinemark Holdings, Inc	1,468
17,985		Clear Channel Outdoor Holdings, Inc (Class A)	164
6,307,897		Comcast Corp (Class A)	315,521
1,328,504	*	DIRECTV	101,524
927,544	*	Discovery Communications, Inc (Class A)	76,708
666,925	*	DISH Network Corp (Class A)	41,489
202,240		Grupo Televisa SAB (ADR)	6,733
86,575		Interpublic Group of Cos, Inc	1,484
33,632	*	Lamar Advertising Co (Class A)	1,715
181,410	*	Liberty Global plc	7,385
178,650	*	Liberty Global plc (Class A)	7,432
33,782	e	Lions Gate Entertainment Corp	903
25,914	*	Madison Square Garden, Inc	1,471
642,170		McGraw-Hill Cos, Inc	48,998
8,149		Morningstar, Inc	644
158,607	*	News Corp	2,731
110,063		Omnicom Group, Inc	7,991
6,395	e	Regal Entertainment Group (Class A)	120
47,336		Scripps Networks Interactive (Class A)	3,593
632,588	*	Sirius XM Holdings, Inc	2,024
947,199		Smiles S.A.	15,133
40,240	*	Starz-Liberty Capital	1,299
416,161		Time Warner Cable, Inc	57,089
329,700		Time Warner, Inc	21,539
494,665	*	Tribune Co	39,400
1,193,713		Twenty-First Century Fox, Inc	38,163
831,390		Viacom, Inc (Class B)	70,660
1,436,508		Walt Disney Co	115,021
		TOTAL MEDIA	1,065,225

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
1,526,278		AbbVie, Inc	78,451
520,470	*	Actavis plc	107,139
18,205		Agilent Technologies, Inc	1,018
480,682	*	Alexion Pharmaceuticals, Inc	73,126
598,063	*	Alkermes plc	26,369
1,249,514		Allergan, Inc	155,065
951,890		Amgen, Inc	117,406
60,000	*	Ariad Pharmaceuticals, Inc	484
562,662		Bayer AG.	76,198
906,351	*	Biogen Idec, Inc	277,226
60,396	*	BioMarin Pharmaceuticals, Inc	4,120
163,056	*	Biovail Corp	21,496
2,915,582		Bristol-Myers Squibb Co	151,464
111,146	*	Bruker BioSciences Corp	2,533
1,286,400	*	Celgene Corp	179,581
74,860	*	Charles River Laboratories International, Inc	4,517
123,615	*	Covance, Inc	12,844
62,793	*	Cubist Pharmaceuticals, Inc	4,593
449,568		Eli Lilly & Co	26,461
358,458	*,e	Endo International plc	24,608
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,293,428	*	Gilead Sciences, Inc	$375,092
185,624	*,e	Illumina, Inc	27,595
44,406	*	Incyte Corp	2,377
167,759	*	Jazz Pharmaceuticals plc	23,265
153,831		Johnson & Johnson	15,111
31,814	*	Medivation, Inc	2,048
12,651	*	Mettler-Toledo International, Inc	2,981
1,045,735	*	Mylan Laboratories, Inc	51,063
32,229	*,e	Myriad Genetics, Inc	1,102
1,501,017		Novo Nordisk AS	68,345
768,456	*	NPS Pharmaceuticals, Inc	23,000
804,383		Perrigo Co plc	124,406
342,605		Pfizer, Inc	11,004
49,288	*	Pharmacyclics, Inc	4,940
493,648		Questcor Pharmaceuticals, Inc	32,052
5,490	*	Quintiles Transnational Holdings, Inc	279
47,437	*	Regeneron Pharmaceuticals, Inc	14,244
225,604	*	Salix Pharmaceuticals Ltd	23,375
42,462	*,e	Seattle Genetics, Inc	1,934
22,850		Techne Corp	1,951
32,415	*,e	Theravance, Inc	1,003
19,734	*	United Therapeutics Corp	1,855
178,774	*	Vertex Pharmaceuticals, Inc	12,643
85,845	*	Waters Corp	9,306
3,147,524		Zoetis Inc	91,089
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,266,759

REAL ESTATE - 1.5%
335,695		American Tower Corp	27,483
35,901		Apartment Investment & Management Co (Class A)	1,085
6,473		Boston Properties, Inc	741
4,000	e	Brixmor Property Group, Inc	85
19,935		CBL & Associates Properties, Inc	354
1,219,724	*	CBRE Group, Inc	33,457
236,304		Crown Castle International Corp	17,435
43,401	e	Digital Realty Trust, Inc	2,304
24,382		Equity Lifestyle Properties, Inc	991
187,503		Extra Space Storage, Inc	9,096
17,990		Federal Realty Investment Trust	2,064
5,561,000		Global Logistic Properties	11,736
51,255	e	Omega Healthcare Investors, Inc	1,718
76,422		Plum Creek Timber Co, Inc	3,213
56,750		Public Storage, Inc	9,562
54,964		Rayonier, Inc	2,523
1,902,543	*	Realogy Holdings Corp	82,665
16,393		Regency Centers Corp	837
4,793		Senior Housing Properties Trust	108
387,069		Simon Property Group, Inc	63,479
30,833		Spirit Realty Capital, Inc	339
40,593		Tanger Factory Outlet Centers, Inc	1,421
5,319		Taubman Centers, Inc	377
56,227		Ventas, Inc	3,406
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
15,528		Vornado Realty Trust	$1,530
250,536		Weyerhaeuser Co	7,353
		TOTAL REAL ESTATE	285,362

RETAILING - 6.9%
5,148		Aaron’s, Inc	156
3,238	e	Abercrombie & Fitch Co (Class A)	125
138,861		Advance Auto Parts, Inc	17,566
959,210	*	Amazon.com, Inc	322,793
49,796		American Eagle Outfitters, Inc	609
8,239	*	Ascena Retail Group, Inc	142
53,088	*	ASOS plc	4,589
22,347	*	Autonation, Inc	1,190
50,097	*	AutoZone, Inc	26,907
92,822	*	Bed Bath & Beyond, Inc	6,386
364,819		Best Buy Co, Inc	9,635
6,980	*	Big Lots, Inc	264
19,811	*,e	Cabela’s, Inc	1,298
2,104,448	*	Carmax, Inc	98,488
65,810		Chico’s FAS, Inc	1,055
322,320	*,e	Ctrip.com International Ltd (ADR)	16,251
42,072		Dick’s Sporting Goods, Inc	2,298
110,579		Dillard’s, Inc (Class A)	10,217
139,180	*	Dollar General Corp	7,722
259,948	*	Dollar Tree, Inc	13,564
27,523		DSW, Inc (Class A)	987
1,281,637		Expedia, Inc	92,919
40,355		Family Dollar Stores, Inc	2,341
527,486		Foot Locker, Inc	24,781
271,900	e	GameStop Corp (Class A)	11,175
120,282		Gap, Inc	4,818
189,808		Genuine Parts Co	16,485
283,702		GNC Holdings, Inc	12,489
4,283,273	*,e	Groupon, Inc	33,581
2,406,043		Home Depot, Inc	190,390
25,122	*	HomeAway, Inc	946
1,491,522		Kingfisher plc	10,487
102,217		L Brands, Inc	5,803
1,759,539	*	Liberty Interactive Corp	50,798
15,349	*	Liberty Ventures	2,000
128,421	*	LKQ Corp	3,384
800,778		Lowe’s Companies, Inc	39,158
903,408		Macy’s, Inc	53,563
58,645	*	NetFlix, Inc	20,645
61,890		Nordstrom, Inc	3,865
198,919	*	O’Reilly Automotive, Inc	29,518
219,553	e	Petsmart, Inc	15,125
938,891	*	Poundland Group plc	5,948
33,915	*	Priceline.com, Inc	40,423
94,662		Ross Stores, Inc	6,773
72,588	*	Sally Beauty Holdings, Inc	1,989
1,988		Signet Jewelers Ltd	210
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
213,889		Target Corp	$12,942
48,087		Tiffany & Co	4,143
995,870		TJX Companies, Inc	60,399
59,912		Tractor Supply Co	4,232
105,096	*	TripAdvisor, Inc	9,521
27,422	*	Ulta Salon Cosmetics & Fragrance, Inc	2,673
158,227	*	Urban Outfitters, Inc	5,771
104,659		Williams-Sonoma, Inc	6,974
27,469	*,e	zulily, Inc	1,379
		TOTAL RETAILING	1,329,890

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
256,711	*,e	Advanced Micro Devices, Inc	1,029
298,438		Altera Corp	10,815
56,405		Analog Devices, Inc	2,997
341,723		Applied Materials, Inc	6,978
1,053,462		ARM Holdings plc (ADR)	53,695
178,836	*	Atmel Corp	1,495
355,753		Avago Technologies Ltd	22,914
944,711		Broadcom Corp (Class A)	29,740
49,890	*	Cree, Inc	2,822
241,277	*,e	Freescale Semiconductor Holdings Ltd	5,890
137,358		Intel Corp	3,545
407,063	*	Lam Research Corp	22,389
99,886		Linear Technology Corp	4,863
28,556		LSI Logic Corp	316
699,300		Marvell Technology Group Ltd	11,014
123,108		Maxim Integrated Products, Inc	4,077
84,096	e	Microchip Technology, Inc	4,016
459,300	*	Micron Technology, Inc	10,867
154,334		Nvidia Corp	2,764
791,304	*	NXP Semiconductors NV	46,537
186,752	*	ON Semiconductor Corp	1,756
16,046	*	Silicon Laboratories, Inc	838
67,688	*	Skyworks Solutions, Inc	2,540
538,196		Texas Instruments, Inc	25,376
1,952,294		Xilinx, Inc	105,951
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	385,224

SOFTWARE & SERVICES - 20.2%
736,392		Accenture plc	58,705
2,778,377	*	Adobe Systems, Inc	182,650
75,304	*	Akamai Technologies, Inc	4,383
174,808	*	Alliance Data Systems Corp	47,626
356,691		Amdocs Ltd	16,572
39,696	*	Ansys, Inc	3,057
374,600		AOL, Inc	16,396
349,906	*	Autodesk, Inc	17,208
207,002		Automatic Data Processing, Inc	15,993
12,389		Booz Allen Hamilton Holding Co	273
280,820		Broadridge Financial Solutions, Inc	10,430
404,400		CA, Inc	12,524
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
124,450	*	Cadence Design Systems, Inc	$1,934
79,685	*	Citrix Systems, Inc	4,576
913,098	*	Cognizant Technology Solutions Corp (Class A)	46,212
168,500		Computer Sciences Corp	10,248
20,075	*,e	Concur Technologies, Inc	1,989
39,936		DST Systems, Inc	3,786
3,288,168	*	eBay, Inc	181,638
269,518	*	Electronic Arts, Inc	7,819
21,401	*	Equinix, Inc	3,956
5,534,974	*	Facebook, Inc	333,427
18,843	e	Factset Research Systems, Inc	2,032
12,440		Fidelity National Information Services, Inc	665
5,653	*,e	FireEye, Inc	348
113,437	*	Fiserv, Inc	6,431
132,280	*	FleetCor Technologies, Inc	15,225
59,604	*	Fortinet, Inc	1,313
39,154	*	Gartner, Inc	2,719
70,112		Genpact Ltd	1,221
325,549		Global Payments, Inc	23,150
597,033	*	Google, Inc (Class A)	665,399
393,970		IAC/InterActiveCorp	28,126
243,249	*	Informatica Corp	9,190
907,630		International Business Machines Corp	174,710
2,903,083		Intuit, Inc	225,657
36,767		Jack Henry & Associates, Inc	2,050
192,259	*	King Digital Entertainment plc	3,497
171,899	*	LinkedIn Corp	31,791
4,187,065		Mastercard, Inc (Class A)	312,774
5,251	*	Micros Systems, Inc	278
10,193,699		Microsoft Corp	417,840
94,500	e	Netease.com (ADR)	6,360
15,346	*	NetSuite, Inc	1,455
381,435	*,e	NeuStar, Inc (Class A)	12,400
609,852	*,e	Nuance Communications, Inc	10,471
4,988,090		Oracle Corp	204,063
60,199	*	Pandora Media, Inc	1,825
125,035		Paychex, Inc	5,327
48,855	*	Rackspace Hosting, Inc	1,603
1,965,451	*	Red Hat, Inc	104,130
427,087	*	Rovi Corp	9,729
1,631,849	*	Salesforce.com, Inc	93,162
33,424	*	ServiceNow, Inc	2,003
171,340	*	Sina Corp	10,351
123,997	*	SolarWinds, Inc	5,286
28,940		Solera Holdings, Inc	1,833
47,960	*	Splunk, Inc	3,429
218,092		Symantec Corp	4,355
3,738	*	Tableau Software, Inc	284
211,800		Tencent Holdings Ltd	14,784
69,882	*	Teradata Corp	3,438
68,586	*	TIBCO Software, Inc	1,394
53,923		Total System Services, Inc	1,640
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
24,105	*	Twitter, Inc	$1,125
305,670	*	Vantiv, Inc	9,237
55,963	*,e	VeriSign, Inc	3,017
1,455,168		Visa, Inc (Class A)	314,112
359,935	*	VistaPrint Ltd	17,716
839,763	*,e	VMware, Inc (Class A)	90,711
239,659	e	Western Union Co	3,921
16,760	*	Workday, Inc	1,532
1,854,004	*	Yahoo!, Inc	66,559
62,400	*	Yelp, Inc	4,800
		TOTAL SOFTWARE & SERVICES	3,917,870

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
42,926	*,e	3D Systems Corp	2,539
4,079,945	*,e	Alcatel S.A.	16,068
4,701,818		Alcatel-Lucent (ADR)	18,337
68,146		Amphenol Corp (Class A)	6,246
1,307,624	d	Apple, Inc	701,854
4,089		CDW Corp	112
10,337	*	CommScope Holding Co, Inc	255
8,122	e	Dolby Laboratories, Inc (Class A)	361
445,794		EMC Corp	12,219
501,611	*	F5 Networks, Inc	53,487
41,583		Flir Systems, Inc	1,497
8,526		Harris Corp	624
593,400		Hewlett-Packard Co	19,202
13,886	e	IPG Photonics Corp	987
73,305	*	JDS Uniphase Corp	1,026
357,448	*	Juniper Networks, Inc	9,208
27,648	*	Knowles Corp	873
90,654		Motorola, Inc	5,828
40,600		National Instruments Corp	1,165
279,317	*	NCR Corp	10,209
736,064		NetApp, Inc	27,161
14,317	*,e	Palo Alto Networks, Inc	982
3,137,615		Qualcomm, Inc	247,433
66,520	*	Riverbed Technology, Inc	1,311
173,644		SanDisk Corp	14,098
371,700		Seagate Technology, Inc	20,875
196,635	*	Stratasys Ltd	20,861
110,410	*	Trimble Navigation Ltd	4,292
92,200	e	Ubiquiti Networks, Inc	4,192
385,100		Western Digital Corp	35,360
2,074	*	Zebra Technologies Corp (Class A)	144
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,238,806

TELECOMMUNICATION SERVICES - 1.2%
24,321	*	Level 3 Communications, Inc	952
54,840	*	SBA Communications Corp (Class A)	4,988
976,100		Softbank Corp	73,762
66,720	*	Sprint Corp	613
498,425	*	T-Mobile US, Inc	16,463
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
59,987	*	tw telecom inc (Class A)			$1,875
2,801,938		Verizon Communications, Inc			133,288
245,795	e	Windstream Holdings, Inc			2,026
		TOTAL TELECOMMUNICATION SERVICES			233,967

TRANSPORTATION - 3.4%
397,011		Alaska Air Group, Inc			37,045
33,804		Amerco, Inc			7,847
48,075	*	American Airlines Group, Inc			1,759
248,249	*	Avis Budget Group, Inc			12,090
65,490		CH Robinson Worldwide, Inc			3,431
7,080		Con-Way, Inc			291
56,621		Copa Holdings S.A. (Class A)			8,221
219,695		CSX Corp			6,364
3,064,322		Delta Air Lines, Inc			106,179
283,390		Expeditors International of Washington, Inc			11,231
211,600		FedEx Corp			28,050
73,121	*	Genesee & Wyoming, Inc (Class A)			7,116
2,216,135	*	Hertz Global Holdings, Inc			59,038
39,027		J.B. Hunt Transport Services, Inc			2,807
566,665		Kansas City Southern Industries, Inc			57,834
83,309	*	Kirby Corp			8,435
87,317		Landstar System, Inc			5,171
808,961	e	Latam Airlines Group S.A. (ADR)			12,175
24,184		Norfolk Southern Corp			2,350
89,651	*	Old Dominion Freight Line			5,087
1,940,000	*	Royal Mail plc			18,235
97,746		Ryder System, Inc			7,812
1,826,620		Southwest Airlines Co			43,126
241,000	*	Spirit Airlines, Inc			14,315
354,500	*,e	Swift Transportation Co, Inc			8,774
152,815	*	UAL Corp			6,820
681,312		Union Pacific Corp			127,855
405,534		United Parcel Service, Inc (Class B)			39,491
		TOTAL TRANSPORTATION			648,949

UTILITIES - 0.0%
65,479		Aqua America, Inc			1,642
133,172	*	Calpine Corp			2,785
66,319		ITC Holdings Corp			2,477
20,853	*	ONE Gas, Inc			749
11,399		Questar Corp			271
		TOTAL UTILITIES			7,924
		TOTAL COMMON STOCKS			19,169,064
		(Cost $14,736,790)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.3%
$5,000,000		Federal Home Loan Bank (FHLB)	0.065%	04/23/14	5,000
31,500,000	d	FHLB	0.070	04/30/14	31,498

248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$17,900,000		Federal National Mortgage Association (FNMA)	0.088%	08/25/14	$17,896
		TOTAL GOVERNMENT AGENCY DEBT			54,394

TREASURY DEBT - 0.5%
7,300,000	d	United States Treasury Bill	0.075	04/10/14	7,300
5,400,000	d	United States Treasury Bill	0.050-0.061	04/17/14	5,400
12,000,000	d	United States Treasury Bill	0.045-0.086	04/24/14	12,000
17,000,000	d	United States Treasury Bill	0.045	05/08/14	16,999
1,000,000	d	United States Treasury Bill	0.088	05/29/14	1,000
6,000,000	d	United States Treasury Bill	0.070	06/19/14	5,999
9,800,000	d	United States Treasury Bill	0.055	07/17/14	9,799
2,000,000	d	United States Treasury Bill	0.056	07/24/14	2,000
31,600,000	d	United States Treasury Bill	0.050-0.053	08/14/14	31,593
6,000,000		United States Treasury Bill	0.080	09/04/14	5,998
		TOTAL TREASURY DEBT			98,088

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
481,966,995	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			481,967
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			481,967

		TOTAL SHORT-TERM INVESTMENTS			634,449
		(Cost $634,446)
		TOTAL INVESTMENTS - 102.4%			19,803,513
		(Cost $15,371,236)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(455,495)
		NET ASSETS - 100.0%			$19,348,018

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $472,784,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $25,401,000, or 0.1% of net assets.

Cost amounts are in thousands.
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2014

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
26,243		Allison Transmission Holdings, Inc	$786
51,119	*	American Axle & Manufacturing Holdings, Inc	947
175,846		BorgWarner, Inc	10,809
49,248		Cooper Tire & Rubber Co	1,197
115,365		Dana Holding Corp	2,684
237,669		Delphi Automotive plc	16,128
18,792		Dorman Products, Inc	1,110
16,941		Drew Industries, Inc	918
14,344	*	Federal Mogul Corp (Class A)	268
2,937,048		Ford Motor Co	45,818
11,841	*	Fuel Systems Solutions, Inc	127
935,335	*	General Motors Co	32,194
109,188		Gentex Corp	3,443
27,497	*	Gentherm, Inc	955
186,602		Goodyear Tire & Rubber Co	4,876
170,283		Harley-Davidson, Inc	11,343
519,891		Johnson Controls, Inc	24,601
61,452		Lear Corp	5,145
36,302	*	Modine Manufacturing Co	532
7,549		Remy International, Inc	178
4,154		Shiloh Industries, Inc	74
30,024		Spartan Motors, Inc	154
15,087		Standard Motor Products, Inc	540
20,247	*	Stoneridge, Inc	227
17,815		Superior Industries International, Inc	365
46,120	*	Tenneco, Inc	2,678
63,754	*,e	Tesla Motors, Inc	13,289
33,978		Thor Industries, Inc	2,075
5,700	*	Tower International, Inc	155
81,067	*	TRW Automotive Holdings Corp	6,617
39,055	*	Visteon Corp	3,454
21,322	*	Winnebago Industries, Inc	584
		TOTAL AUTOMOBILES & COMPONENTS	194,271

BANKS - 6.2%
11,459		1st Source Corp	368
22,198		1st United Bancorp, Inc	170
5,520		Access National Corp	89
5,882		American National Bankshares, Inc	138
18,171	*	Ameris Bancorp	423
7,069	e	Ames National Corp	156
24,400		Apollo Residential Mortgage	396
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,201	e	Arrow Financial Corp	$190
127,805		Associated Banc-Corp	2,308
66,701		Astoria Financial Corp	922
14,648		Banc of California, Inc	180
5,016		Bancfirst Corp	284
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	567
73,283		Bancorpsouth, Inc	1,829
41,404		Bank Mutual Corp	262
8,191,619		Bank of America Corp	140,896
34,126		Bank of Hawaii Corp	2,068
4,416		Bank of Kentucky Financial Corp	166
3,864		Bank of Marin Bancorp	174
23,602		Bank of the Ozarks, Inc	1,606
17,629		BankFinancial Corp	176
48,968		BankUnited	1,703
14,911		Banner Corp	614
3,044		Bar Harbor Bankshares	117
531,229		BB&T Corp	21,339
59,137		BBCN Bancorp, Inc	1,014
5,242	*	BBX Capital Corp	102
23,421	*	Beneficial Mutual Bancorp, Inc	309
17,538		Berkshire Hills Bancorp, Inc	454
13,481		BNC Bancorp	234
9,275	*	BofI Holding, Inc	795
19,705		BOK Financial Corp	1,361
59,217		Boston Private Financial Holdings, Inc	801
6,664		Bridge Bancorp, Inc	178
7,190	*	Bridge Capital Holdings	171
54,590		Brookline Bancorp, Inc	514
10,466		Bryn Mawr Bank Corp	301
2,500		C&F Financial Corp	83
5,527		Camden National Corp	228
16,948	*	Capital Bank Financial Corp	426
9,158		Capital City Bank Group, Inc	122
149,432		CapitalSource, Inc	2,180
111,251		Capitol Federal Financial	1,396
22,480		Cardinal Financial Corp	401
60,166		Cathay General Bancorp	1,516
9,768		Center Bancorp, Inc	186
23,433		Centerstate Banks of Florida, Inc	256
16,733		Central Pacific Financial Corp	338
2,883		Century Bancorp, Inc	98
17,428		Charter Financial Corp	188
21,008		Chemical Financial Corp	682
2,792	e	Chemung Financial Corp	76
153,189		CIT Group, Inc	7,509
2,312,217		Citigroup, Inc	110,061
9,568		Citizens & Northern Corp	189
12,921	e	City Holding Co	580
35,413		City National Corp	2,788
10,007		Clifton Savings Bancorp, Inc	117
9,772		CNB Financial Corp	173
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,184		CoBiz, Inc	$302
38,948		Columbia Banking System, Inc	1,111
141,895		Comerica, Inc	7,350
61,862		Commerce Bancshares, Inc	2,872
32,481		Community Bank System, Inc	1,267
11,562		Community Trust Bancorp, Inc	480
7,261	*,e	CommunityOne Bancorp	81
1,351	*	ConnectOne Bancorp, Inc	66
5,720	*	CU Bancorp	105
39,527	e	Cullen/Frost Bankers, Inc	3,065
15,177	*	Customers Bancorp, Inc	317
67,239		CVB Financial Corp	1,069
23,810		Dime Community Bancshares	404
4,837	*,e	Doral Financial Corp	42
16,666	*	Eagle Bancorp, Inc	602
106,977		East West Bancorp, Inc	3,905
4,559		Enterprise Bancorp, Inc	93
11,656		Enterprise Financial Services Corp	234
10,062		ESB Financial Corp	132
9,325		ESSA Bancorp, Inc	101
17,600	*	Essent Group Ltd	395
58,626		EverBank Financial Corp	1,157
5,385	*	Farmers Capital Bank Corp	121
7,387		Federal Agricultural Mortgage Corp (Class C)	246
7,123		Fidelity Southern Corp	100
665,673		Fifth Third Bancorp	15,277
10,211		Financial Institutions, Inc	235
15,337		First Bancorp (NC)	291
54,501	*	First Bancorp (Puerto Rico)	296
6,485		First Bancorp, Inc	106
58,052		First Busey Corp	337
5,734		First Citizens Bancshares, Inc (Class A)	1,380
73,506		First Commonwealth Financial Corp	664
12,139		First Community Bancshares, Inc	199
13,926		First Connecticut Bancorp	218
7,726		First Defiance Financial Corp	210
44,691		First Financial Bancorp	804
24,075	e	First Financial Bankshares, Inc	1,488
8,954		First Financial Corp	302
18,506		First Financial Holdings, Inc	1,159
12,796		First Financial Northwest, Inc	130
191,562		First Horizon National Corp	2,364
11,762		First Interstate Bancsystem, Inc	332
26,538		First Merchants Corp	574
57,533		First Midwest Bancorp, Inc	983
3,196	*	First NBC Bank Holding Co	111
263,698		First Niagara Financial Group, Inc	2,492
5,749		First of Long Island Corp	233
88,590		First Republic Bank	4,783
45,823	*	First Security Group, Inc	95
125,914		FirstMerit Corp	2,623
12,395	*	Flagstar Bancorp, Inc	275
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,200		Flushing Financial Corp	$489
118,492		FNB Corp	1,588
11,394		Fox Chase Bancorp, Inc	192
10,443		Franklin Financial Corp	204
147,923		Fulton Financial Corp	1,861
8,476		German American Bancorp, Inc	245
54,526		Glacier Bancorp, Inc	1,585
7,809		Great Southern Bancorp, Inc	234
11,166		Guaranty Bancorp	159
66,139		Hancock Holding Co	2,424
23,963		Hanmi Financial Corp	558
10,342		Heartland Financial USA, Inc	279
15,254		Heritage Commerce Corp	123
11,990		Heritage Financial Corp	203
14,409	*	Heritage Oaks Bancorp	116
939		Hingham Institution for Savings	74
5,389	*	Home Bancorp, Inc	113
36,542		Home Bancshares, Inc	1,258
12,641		Home Federal Bancorp, Inc	197
54,100		Home Loan Servicing Solutions Ltd	1,169
6,988		HomeStreet, Inc	137
16,046	*	HomeTrust Bancshares, Inc	253
6,700		Horizon Bancorp	149
404,335		Hudson City Bancorp, Inc	3,975
11,015		Hudson Valley Holding Corp	210
638,291		Huntington Bancshares, Inc	6,364
22,669		IBERIABANK Corp	1,590
17,904		Independent Bank Corp	705
3,097		Independent Bank Group, Inc	182
40,567		International Bancshares Corp	1,017
14,254	*	Intervest Bancshares Corp	106
40,180		Investors Bancorp, Inc	1,111
2,872,200		JPMorgan Chase & Co	174,371
14,732	*	Kearny Financial Corp	218
704,870		Keycorp	10,037
20,622		Lakeland Bancorp, Inc	232
12,420		Lakeland Financial Corp	500
4,421		LCNB Corp	76
97,216	e	M&T Bank Corp	11,792
18,100		Macatawa Bank Corp	91
15,363		MainSource Financial Group, Inc	263
41,491		MB Financial, Inc	1,285
6,437		Mercantile Bank Corp	133
3,784		Merchants Bancshares, Inc	123
7,250	*	Meridian Interstate Bancorp, Inc	185
4,004		Meta Financial Group, Inc	180
245,646	*	MGIC Investment Corp	2,093
4,068		Middleburg Financial Corp	72
6,667		Midsouth Bancorp, Inc	112
5,257		MidWestOne Financial Group, Inc	133
2,927		NASB Financial, Inc	74
41,714		National Bank Holdings Corp	837
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,351		National Bankshares, Inc	$195
89,553		National Penn Bancshares, Inc	936
17,284	*,e	Nationstar Mortgage Holdings, Inc	561
34,107		NBT Bancorp, Inc	834
331,783	e	New York Community Bancorp, Inc	5,332
19,480	*	NewBridge Bancorp	139
43,923		Northfield Bancorp, Inc	565
4,751		Northrim BanCorp, Inc	122
76,438		Northwest Bancshares, Inc	1,116
10,808		OceanFirst Financial Corp	191
78,630	*	Ocwen Financial Corp	3,081
33,903		OFG Bancorp	583
76,288		Old National Bancorp	1,137
9,164		OmniAmerican Bancorp, Inc	209
37,788		Oritani Financial Corp	597
14,467		Pacific Continental Corp	199
12,060	*	Pacific Premier Bancorp, Inc	195
30,305	e	PacWest Bancorp	1,303
2,932	*	Palmetto Bancshares, Inc	41
9,233	e	Park National Corp	710
33,018		Park Sterling Bank	220
8,389		Peapack Gladstone Financial Corp	185
2,964		Penns Woods Bancorp, Inc	145
10,509	*	Pennsylvania Commerce Bancorp, Inc	222
9,540	*	PennyMac Financial Services, Inc	159
6,808		Peoples Bancorp, Inc	168
229,288		People’s United Financial, Inc	3,410
25,469		Pinnacle Financial Partners, Inc	955
402,602		PNC Financial Services Group, Inc	35,026
77,233	*	Popular, Inc	2,393
8,859	*	Preferred Bank	230
49,485		PrivateBancorp, Inc	1,510
45,722		Prosperity Bancshares, Inc	3,025
7,003		Provident Financial Holdings, Inc	108
45,191		Provident Financial Services, Inc	830
131,009	e	Radian Group, Inc	1,969
1,076,498		Regions Financial Corp	11,960
23,438		Renasant Corp	681
6,104		Republic Bancorp, Inc (Class A)	138
22,920	e	Rockville Financial, Inc	311
20,998		S&T Bancorp, Inc	498
10,870		S.Y. Bancorp, Inc	344
18,232		Sandy Spring Bancorp, Inc	455
11,148	*	Seacoast Banking Corp of Florida	123
8,919		Sierra Bancorp	142
35,982	*	Signature Bank	4,519
13,207		Simmons First National Corp (Class A)	492
12,795	e	Southside Bancshares, Inc	401
14,769		Southwest Bancorp, Inc	261
24,453		State Bank & Trust Co	433
67,412		Sterling Bancorp/DE	853
25,576		Sterling Financial Corp	852
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,140	*	Suffolk Bancorp	$159
29,193	*	Sun Bancorp, Inc	98
410,490		SunTrust Banks, Inc	16,333
141,602		Susquehanna Bancshares, Inc	1,613
34,283	*	SVB Financial Group	4,415
737,443		Synovus Financial Corp	2,500
12,643	*	Taylor Capital Group, Inc	302
122,960		TCF Financial Corp	2,049
9,400		Territorial Bancorp, Inc	203
32,020	*	Texas Capital Bancshares, Inc	2,079
53,268	*	TFS Financial Corp	662
26,827	*	The Bancorp, Inc	505
11,138		Tompkins Trustco, Inc	545
18,385	e	TowneBank	285
4,100		Tree.com, Inc	127
12,050		Trico Bancshares	312
5,095	*	Tristate Capital Holdings, Inc	72
72,196		Trustco Bank Corp NY	508
53,268		Trustmark Corp	1,350
28,301		UMB Financial Corp	1,831
85,518	e	Umpqua Holdings Corp	1,594
29,847		Union Bankshares Corp	759
49,477		United Bankshares, Inc	1,515
31,617	*	United Community Banks, Inc	614
30,361	*	United Community Financial Corp	119
15,445		United Financial Bancorp, Inc	284
12,704		Univest Corp of Pennsylvania	261
1,404,878		US Bancorp	60,213
153,040	e	Valley National Bancorp	1,593
9,171	*,e	VantageSouth Bancshares, Inc	64
29,696		ViewPoint Financial Group	857
11,958	*	Walker & Dunlop, Inc	196
12,184		Washington Banking Co	217
81,549		Washington Federal, Inc	1,900
10,818		Washington Trust Bancorp, Inc	405
6,109	*	Waterstone Financial, Inc	63
68,818		Webster Financial Corp	2,137
3,668,932		Wells Fargo & Co	182,493
19,012		WesBanco, Inc	605
11,970		West Bancorporation, Inc	182
23,501	e	Westamerica Bancorporation	1,271
56,653	*	Western Alliance Bancorp	1,394
23,121		Westfield Financial, Inc	172
44,266		Wilshire Bancorp, Inc	491
27,726		Wintrust Financial Corp	1,349
5,884		WSFS Financial Corp	420
10,983	*	Yadkin Financial Corp	235
139,772		Zions Bancorporation	4,330
		TOTAL BANKS	1,000,968
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 8.4%
524,382		3M Co	$71,138
58,296		A.O. Smith Corp	2,683
19,918		Aaon, Inc	555
29,552		AAR Corp	767
41,768	*	Accuride Corp	185
20,426		Aceto Corp	410
56,076		Actuant Corp (Class A)	1,915
32,751		Acuity Brands, Inc	4,342
78,523	*	Aecom Technology Corp	2,526
28,439	*	Aegion Corp	720
14,335	*	Aerovironment, Inc	577
72,289		AGCO Corp	3,987
52,613		Air Lease Corp	1,962
52,242		Aircastle Ltd	1,012
5,366		Alamo Group, Inc	292
23,047		Albany International Corp (Class A)	819
76,324		Allegion plc	3,982
24,535		Alliant Techsystems, Inc	3,488
20,492		Altra Holdings, Inc	732
13,776	*	Ameresco, Inc	104
7,032	e	American Railcar Industries, Inc	492
7,536		American Science & Engineering, Inc	506
35,994	*,e	American Superconductor Corp	58
8,518	*	American Woodmark Corp	287
186,300		Ametek, Inc	9,593
7,032		Ampco-Pittsburgh Corp	133
24,223	*,e	API Technologies Corp	71
25,458		Apogee Enterprises, Inc	846
32,556		Applied Industrial Technologies, Inc	1,570
9,512		Argan, Inc	283
18,986	*	Armstrong World Industries, Inc	1,011
73,992	*	ArvinMeritor, Inc	906
15,638		Astec Industries, Inc	687
11,879	*	Astronics Corp	753
1,935	*	Astronics Corp (Class B)	119
19,364		AZZ, Inc	865
85,193		Babcock & Wilcox Co	2,828
39,660		Barnes Group, Inc	1,526
75,123	*	BE Aerospace, Inc	6,520
37,178	*	Beacon Roofing Supply, Inc	1,437
35,059	*	Blount International, Inc	417
21,793	*	Bluelinx Holdings, Inc	28
576,548		Boeing Co	72,351
35,197		Brady Corp (Class A)	956
36,516	e	Briggs & Stratton Corp	812
33,815	*	Builders FirstSource, Inc	308
13,167	*	CAI International, Inc	325
274,193	*,e	Capstone Turbine Corp	584
48,667		Carlisle Cos, Inc	3,861
500,061		Caterpillar, Inc	49,691
23,360	*,e	Chart Industries, Inc	1,858
76,371		Chicago Bridge & Iron Co NV	6,656
12,832		CIRCOR International, Inc	941
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,827		Clarcor, Inc	$2,169
79,389	*	Colfax Corp	5,663
14,727	*	Columbus McKinnon Corp	395
33,040		Comfort Systems USA, Inc	503
18,507	*	Commercial Vehicle Group, Inc	169
36,855		Crane Co	2,622
15,215		Cubic Corp	777
144,344		Cummins, Inc	21,506
35,284		Curtiss-Wright Corp	2,242
454,918		Danaher Corp	34,119
294,421		Deere & Co	26,733
57,673	*	DigitalGlobe, Inc	1,673
112,137		Donaldson Co, Inc	4,755
21,128		Douglas Dynamics, Inc	368
129,296		Dover Corp	10,570
8,048	*	Ducommun, Inc	202
7,198	*	DXP Enterprises, Inc	683
25,816	*	Dycom Industries, Inc	816
11,541		Dynamic Materials Corp	220
360,401		Eaton Corp	27,073
50,074		EMCOR Group, Inc	2,343
546,408		Emerson Electric Co	36,500
15,305		Encore Wire Corp	742
34,170	*,e	Energy Recovery, Inc	182
35,662		EnerSys	2,471
12,394	*	Engility Holdings, Inc	558
11,300	*,e	Enphase Energy, Inc	83
15,889	*,e	EnPro Industries, Inc	1,155
2,980	*,e	Erickson Air-Crane, Inc	58
20,938		ESCO Technologies, Inc	737
23,350	*	Esterline Technologies Corp	2,488
141,494		Exelis, Inc	2,690
225,819	e	Fastenal Co	11,137
50,117	*	Federal Signal Corp	747
108,780	*	Flowserve Corp	8,522
123,894		Fluor Corp	9,630
126,637		Fortune Brands Home & Security, Inc	5,329
36,490		Franklin Electric Co, Inc	1,552
10,761		Freightcar America, Inc	250
126,167	*,e	FuelCell Energy, Inc	313
25,764	*	Furmanite Corp	253
35,871		GATX Corp	2,435
46,010	*,e	GenCorp, Inc	841
39,263		Generac Holdings, Inc	2,315
37,226		General Cable Corp	953
227,054		General Dynamics Corp	24,731
7,857,707		General Electric Co	203,436
22,869	*	Gibraltar Industries, Inc	432
6,109		Global Brass & Copper Holdings, Inc	96
12,250		Global Power Equipment Group, Inc	244
16,191		Gorman-Rupp Co	515
47,550		Graco, Inc	3,554
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
93,933	*,e	GrafTech International Ltd	$1,026
9,470		Graham Corp	302
29,395		Granite Construction, Inc	1,174
44,924		Great Lakes Dredge & Dock Corp	410
18,407	*	Greenbrier Cos, Inc	839
34,315		Griffon Corp	410
21,180		H&E Equipment Services, Inc	857
8,389		Hardinge, Inc	121
61,544	*	Harsco Corp	1,442
46,800	*	HD Supply Holdings, Inc	1,224
49,798		Heico Corp	2,996
75,795	*	Hexcel Corp	3,300
597,634		Honeywell International, Inc	55,437
12,024		Houston Wire & Cable Co	158
44,493		Hubbell, Inc (Class B)	5,333
37,789		Huntington Ingalls	3,864
4,796		Hurco Cos, Inc	128
7,224		Hyster-Yale Materials Handling, Inc	704
62,789		IDEX Corp	4,577
39,772	*	II-VI, Inc	614
268,610		Illinois Tool Works, Inc	21,846
213,373		Ingersoll-Rand plc	12,213
9,867		Innovative Solutions & Support, Inc	74
13,472		Insteel Industries, Inc	265
68,395		ITT Corp	2,925
98,921	*	Jacobs Engineering Group, Inc	6,281
21,706		John Bean Technologies Corp	671
80,876	e	Joy Global, Inc	4,691
9,545		Kadant, Inc	348
21,747		Kaman Corp	885
112,424		KBR, Inc	2,999
59,735		Kennametal, Inc	2,646
24,548	*,e	KEYW Holding Corp	459
40,842	*	Kratos Defense & Security Solutions, Inc	308
67,588		L-3 Communications Holdings, Inc	7,985
13,874	*,e	Layne Christensen Co	252
7,262		LB Foster Co (Class A)	340
38,323		Lennox International, Inc	3,484
62,365		Lincoln Electric Holdings, Inc	4,491
10,010	e	Lindsay Manufacturing Co	883
6,398	*,e	LMI Aerospace, Inc	90
196,904		Lockheed Martin Corp	32,143
12,960		LSI Industries, Inc	106
12,907	*	Lydall, Inc	295
8,938	*	Manitex International, Inc	146
100,071		Manitowoc Co, Inc	3,147
272,388		Masco Corp	6,050
48,078	*,e	Mastec, Inc	2,088
14,270	*	Middleby Corp	3,770
7,280		Miller Industries, Inc	142
34,691	*	Moog, Inc (Class A)	2,273
63,944	*	MRC Global, Inc	1,724
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,007		MSC Industrial Direct Co (Class A)	$3,115
42,636		Mueller Industries, Inc	1,279
118,277		Mueller Water Products, Inc (Class A)	1,124
14,064	*	MYR Group, Inc	356
3,938	e	National Presto Industries, Inc	307
44,159	*,e	Navistar International Corp	1,496
19,754	*	NCI Building Systems, Inc	345
12,459		NN, Inc	245
48,825		Nordson Corp	3,442
6,303	*	Nortek, Inc	518
168,039		Northrop Grumman Corp	20,733
8,845	*	Northwest Pipe Co	320
44,747	*	Orbital Sciences Corp	1,248
19,593	*	Orion Marine Group, Inc	246
66,818		Oshkosh Truck Corp	3,934
90,499	*	Owens Corning, Inc	3,907
265,512		Paccar, Inc	17,906
84,544		Pall Corp	7,564
112,712		Parker Hannifin Corp	13,493
4,350	*	Patrick Industries, Inc	193
155,297		Pentair Ltd	12,321
28,503	*	Perini Corp	817
24,429	*	Pgt, Inc	281
16,392		Pike Electric Corp	176
12,258	*	Ply Gem Holdings, Inc	155
13,529	*	PMFG, Inc	81
35,438	*,e	Polypore International, Inc	1,212
7,077		Powell Industries, Inc	459
1,587	*	Power Solutions International, Inc	119
14,420	*	PowerSecure International, Inc	338
111,354		Precision Castparts Corp	28,146
1,801		Preformed Line Products Co	123
26,671		Primoris Services Corp	800
12,975	*,e	Proto Labs, Inc	878
28,579		Quanex Building Products Corp	591
159,563	*	Quanta Services, Inc	5,888
27,582		Raven Industries, Inc	903
245,937		Raytheon Co	24,296
18,319	*	RBC Bearings, Inc	1,167
34,163		Regal-Beloit Corp	2,484
54,254	*,e	Revolution Lighting Technologies, Inc	171
21,768	*	Rexnord Corp	631
105,438		Rockwell Automation, Inc	13,132
102,927		Rockwell Collins, Inc	8,200
74,901		Roper Industries, Inc	10,000
26,334	*	Rush Enterprises, Inc (Class A)	855
31,268		Simpson Manufacturing Co, Inc	1,105
43,514		Snap-On, Inc	4,938
18,297	*,e	SolarCity Corp	1,146
7,959	*	Sparton Corp	233
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	2,559
35,604		SPX Corp	3,500
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,752		Standex International Corp	$522
123,315		Stanley Works	10,018
12,518	*	Sterling Construction Co, Inc	109
16,194		Sun Hydraulics Corp	701
26,344	e	TAL International Group, Inc	1,129
38,585	*	Taser International, Inc	706
13,992	*	Tecumseh Products Co (Class A)	97
28,168	*	Teledyne Technologies, Inc	2,742
14,645		Tennant Co	961
84,391		Terex Corp	3,738
15,040	e	Textainer Group Holdings Ltd	576
211,415		Textron, Inc	8,306
4,600	*,e	The ExOne Company	165
20,645	*	Thermon Group Holdings	479
65,723		Timken Co	3,863
41,571	e	Titan International, Inc	789
11,613	*,e	Titan Machinery, Inc	182
44,675		Toro Co	2,823
39,994		TransDigm Group, Inc	7,407
13,203	*	Trex Co, Inc	966
34,233	*	Trimas Corp	1,137
60,186		Trinity Industries, Inc	4,338
39,203		Triumph Group, Inc	2,532
6,504		Twin Disc, Inc	171
71,568	*	United Rentals, Inc	6,795
698,658		United Technologies Corp	81,631
14,766		Universal Forest Products, Inc	817
57,668		URS Corp	2,714
58,065	*,e	USG Corp	1,900
20,359	e	Valmont Industries, Inc	3,030
12,845	*	Vicor Corp	131
44,711		W.W. Grainger, Inc	11,297
52,045	*	Wabash National Corp	716
43,618	*	WABCO Holdings, Inc	4,604
19,517		Watsco, Inc	1,950
21,144		Watts Water Technologies, Inc (Class A)	1,241
33,347	*,e	WESCO International, Inc	2,775
73,575		Westinghouse Air Brake Technologies Corp	5,702
52,887		Woodward Governor Co	2,196
8,335	*	Xerium Technologies, Inc	134
140,768		Xylem, Inc	5,127
		TOTAL CAPITAL GOODS	1,349,654

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
41,289		ABM Industries, Inc	1,187
37,820	e	Acacia Research (Acacia Technologies)	578
87,875	*	ACCO Brands Corp	541
12,255	e	Acorn Energy, Inc	42
16,355		Administaff, Inc	507
135,978	e	ADT Corp	4,073
27,004	*	Advisory Board Co	1,735
14,202		American Ecology Corp	527
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,021	*	ARC Document Solutions, Inc	$194
6,166		Barrett Business Services, Inc	367
35,828		Brink’s Co	1,023
29,675	*	Casella Waste Systems, Inc (Class A)	152
35,493	*	CBIZ, Inc	325
10,344		CDI Corp	177
10,136	e	Ceco Environmental Corp	168
38,005	*,e	Cenveo, Inc	116
78,313		Cintas Corp	4,668
46,868	*,e	Clean Harbors, Inc	2,568
84,979	*	Copart, Inc	3,092
25,057		Corporate Executive Board Co	1,860
87,736		Corrections Corp of America	2,748
8,633		Courier Corp	133
80,750		Covanta Holding Corp	1,458
8,400	*	CRA International, Inc	185
37,676		Deluxe Corp	1,977
30,470		Dun & Bradstreet Corp	3,027
20,747	*	EnerNOC, Inc	462
20,052		Ennis, Inc	332
91,556		Equifax, Inc	6,229
11,236		Exponent, Inc	843
9,375	*	Franklin Covey Co	185
32,036	*	FTI Consulting, Inc	1,068
15,088		G & K Services, Inc (Class A)	923
54,016		Geo Group, Inc	1,741
12,104	*	GP Strategies Corp	330
51,852		Healthcare Services Group	1,507
14,300		Heidrick & Struggles International, Inc	287
5,613	*	Heritage-Crystal Clean, Inc	102
43,782		Herman Miller, Inc	1,407
33,809		HNI Corp	1,236
17,734	*	Huron Consulting Group, Inc	1,124
14,961	*	ICF International, Inc	596
114,792	*	ICO Global Communications Holdings Ltd	210
50,033	*	IHS, Inc (Class A)	6,079
33,730	*	Innerworkings, Inc	258
44,922		Interface, Inc	923
6,998		Intersections, Inc	41
129,308		Iron Mountain, Inc	3,565
60,101		KAR Auction Services, Inc	1,824
20,372		Kelly Services, Inc (Class A)	483
21,985		Kforce, Inc	469
25,171		Kimball International, Inc (Class B)	456
35,963		Knoll, Inc	654
38,704	*	Korn/Ferry International	1,152
58,657		Manpower, Inc	4,624
19,108		McGrath RentCorp	668
13,300	*	Mistras Group, Inc	303
28,189		Mobile Mini, Inc	1,222
21,996		MSA Safety, Inc	1,254
8,734		Multi-Color Corp	306
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,393	*	Navigant Consulting, Inc	$754
165,909		Nielsen Holdings NV	7,404
4,943		NL Industries, Inc	54
50,328	*,e	Odyssey Marine Exploration, Inc	115
34,971	*	On Assignment, Inc	1,350
17,073	*	Performant Financial Corp	154
152,067	e	Pitney Bowes, Inc	3,952
19,286		Quad	452
146,914		R.R. Donnelley & Sons Co	2,630
205,322		Republic Services, Inc	7,014
32,857		Resources Connection, Inc	463
105,944		Robert Half International, Inc	4,444
48,594		Rollins, Inc	1,469
24,429	*	RPX Corp	398
10,767		Schawk, Inc (Class A)	215
12,140	*	SP Plus Corp	319
64,080		Steelcase, Inc (Class A)	1,064
64,739	*	Stericycle, Inc	7,356
85,446	*,e	Swisher Hygiene, Inc	38
15,368	*	Team, Inc	659
47,935	*	Tetra Tech, Inc	1,418
49,471		Towers Watson & Co	5,642
13,579	*	TRC Cos, Inc	90
30,958	*	TrueBlue, Inc	906
10,503		Unifirst Corp	1,155
31,063		United Stationers, Inc	1,276
115,025	*	Verisk Analytics, Inc	6,897
15,178		Viad Corp	365
2,793		VSE Corp	147
18,889	*	WageWorks, Inc	1,060
93,921		Waste Connections, Inc	4,119
352,933		Waste Management, Inc	14,848
16,168		West Corp	387
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	154,905

CONSUMER DURABLES & APPAREL - 1.6%
40,872	*,e	American Apparel, Inc	20
9,523		Arctic Cat, Inc	455
8,829		Bassett Furniture Industries, Inc	131
21,459	*,e	Beazer Homes USA, Inc	431
23,174	*,e	Black Diamond, Inc	283
7,843	e	Blyth, Inc	84
68,196		Brunswick Corp	3,089
51,179		Callaway Golf Co	523
41,508		Carter’s, Inc	3,223
5,387	*	Cavco Industries, Inc	423
213,481		Coach, Inc	10,601
9,439	e	Columbia Sportswear Co	780
68,785	*	CROCS, Inc	1,073
5,480		CSS Industries, Inc	148
6,895		Culp, Inc	136
26,041	*,e	Deckers Outdoor Corp	2,076
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
214,302		DR Horton, Inc	$4,640
18,783	e	Ethan Allen Interiors, Inc	478
7,662	*,e	EveryWare Global, Inc	35
3,461		Flexsteel Industries, Inc	130
36,880	*	Fossil Group, Inc	4,301
93,303	e	Garmin Ltd	5,156
13,268	*	G-III Apparel Group Ltd	950
74,818		Hanesbrands, Inc	5,722
51,667		Harman International Industries, Inc	5,497
87,267		Hasbro, Inc	4,854
23,782	*	Helen of Troy Ltd	1,646
7,853		Hooker Furniture Corp	123
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	441
39,256	*	Iconix Brand Group, Inc	1,542
21,039	*,e	iRobot Corp	864
20,248	e	Jakks Pacific, Inc	146
96,831	*	Jarden Corp	5,793
3,583		Johnson Outdoors, Inc	91
63,176		Jones Apparel Group, Inc	946
91,288	*	Kate Spade & Co	3,386
63,287	e	KB Home	1,075
39,237		La-Z-Boy, Inc	1,063
52,779	*,e	Leapfrog Enterprises, Inc	396
108,175	e	Leggett & Platt, Inc	3,531
126,090	e	Lennar Corp (Class A)	4,996
16,013	*	Libbey, Inc	416
7,210		Lifetime Brands, Inc	129
16,714	*	M/I Homes, Inc	375
8,407		Marine Products Corp	63
264,203		Mattel, Inc	10,597
29,150		MDC Holdings, Inc	824
28,574	*	Meritage Homes Corp	1,197
153,320	*	Michael Kors Holdings Ltd	14,300
46,185	*	Mohawk Industries, Inc	6,280
12,667		Movado Group, Inc	577
4,424		Nacco Industries, Inc (Class A)	240
22,756	*	Nautilus, Inc	219
219,526		Newell Rubbermaid, Inc	6,564
537,727		Nike, Inc (Class B)	39,717
3,488	*	NVR, Inc	4,001
10,106		Oxford Industries, Inc	790
8,860		Perry Ellis International, Inc	122
61,650		Phillips-Van Heusen Corp	7,692
49,324		Polaris Industries, Inc	6,891
36,161		Pool Corp	2,217
294,920		Pulte Homes, Inc	5,660
101,655	*	Quiksilver, Inc	763
45,636		Ralph Lauren Corp	7,344
6,477		RG Barry Corp	122
35,106		Ryland Group, Inc	1,402
29,390	*	Skechers U.S.A., Inc (Class A)	1,074
12,508	*	Skullcandy, Inc	115
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,359	*,e	Smith & Wesson Holding Corp	$707
112,658	*	Standard-Pacific Corp	936
45,166	*	Steven Madden Ltd	1,625
14,503	e	Sturm Ruger & Co, Inc	867
24,241	*	Taylor Morrison Home Corp	570
45,528	*	Tempur-Pedic International, Inc	2,307
129,618	*	Toll Brothers, Inc	4,653
12,000	*,e	TRI Pointe Homes, Inc	195
36,378	*	Tumi Holdings, Inc	823
40,284		Tupperware Corp	3,374
63,714	*	Under Armour, Inc (Class A)	7,304
10,905	*	Unifi, Inc	252
11,370	*	Universal Electronics, Inc	436
19,269	*,e	Vera Bradley, Inc	520
264,676		VF Corp	16,378
9,200	*	Vince Holding Corp	243
5,600	*	WCI Communities, Inc	111
5,214		Weyco Group, Inc	141
59,919		Whirlpool Corp	8,955
8,350	*	William Lyon Homes, Inc	231
76,448	e	Wolverine World Wide, Inc	2,183
28,030	*	Zagg, Inc	130
		TOTAL CONSUMER DURABLES & APPAREL	253,910

CONSUMER SERVICES - 2.2%
13,862	*	American Public Education, Inc	486
74,107	*	Apollo Group, Inc (Class A)	2,537
25,000		ARAMARK Holdings Corp	723
11,587	*	Ascent Media Corp (Series A)	875
29,370	*	Bally Technologies, Inc	1,946
18,782	*	BJ’s Restaurants, Inc	614
42,020	*	Bloomin’ Brands, Inc	1,013
21,179		Bob Evans Farms, Inc	1,060
52,961	*	Boyd Gaming Corp	699
14,947	*	Bravo Brio Restaurant Group, Inc	211
13,548	*	Bridgepoint Education, Inc	202
9,000	*	Bright Horizons Family Solutions	352
50,290		Brinker International, Inc	2,638
14,166	*	Buffalo Wild Wings, Inc	2,109
76,511		Burger King Worldwide, Inc	2,031
32,600	*,e	Caesars Entertainment Corp	620
9,631		Capella Education Co	608
46,334	*	Career Education Corp	346
318,100		Carnival Corp	12,043
12,748	e	Carriage Services, Inc	233
18,871	*	Carrols Restaurant Group, Inc	135
14,608		CBRL Group, Inc	1,420
41,224		Cheesecake Factory	1,964
23,515	*	Chipotle Mexican Grill, Inc (Class A)	13,358
21,021	e	Choice Hotels International, Inc	967
10,504		Churchill Downs, Inc	959
12,474	*	Chuy’s Holdings, Inc	538
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,700		ClubCorp Holdings, Inc	$297
59,209	*,e	Corinthian Colleges, Inc	82
98,248		Darden Restaurants, Inc	4,987
7,863	*	Del Frisco’s Restaurant Group, Inc	219
75,312	*	Denny’s Corp	484
48,007		DeVry, Inc	2,035
12,000	*	Diamond Resorts International, Inc	203
12,442		DineEquity, Inc	971
8,223	*,e	Diversified Restaurant Holdings, Inc	41
42,657		Domino’s Pizza, Inc	3,283
81,221		Dunkin Brands Group, Inc	4,076
21,777	*,e	Education Management Corp	106
4,221		Einstein Noah Restaurant Group, Inc	69
14,961	*	Fiesta Restaurant Group, Inc	682
3,249		Graham Holdings Co	2,287
34,464	*	Grand Canyon Education, Inc	1,609
208,641		H&R Block, Inc	6,299
41,775		Hillenbrand, Inc	1,351
102,800	*	Hilton Worldwide Holdings, Inc	2,286
33,800	*	Hyatt Hotels Corp	1,819
4,863	*,e	Ignite Restaurant Group, Inc	68
197,900		International Game Technology	2,782
20,955		International Speedway Corp (Class A)	712
33,777		Interval Leisure Group, Inc	883
13,700	*	Intrawest Resorts Holdings Inc	179
15,534	*	Isle of Capri Casinos, Inc	119
18,743	*,e	ITT Educational Services, Inc	538
33,770	*	Jack in the Box, Inc	1,990
12,737	*	Jamba, Inc	153
3,365	*	JTH Holding, Inc	93
21,966	*,e	K12, Inc	498
51,222	*,e	Krispy Kreme Doughnuts, Inc	908
297,083		Las Vegas Sands Corp	23,998
32,744	*,e	Life Time Fitness, Inc	1,575
46,274	*	LifeLock, Inc	792
17,103		Lincoln Educational Services Corp	64
13,766	*	Luby’s, Inc	85
14,891		Marcus Corp	249
177,752		Marriott International, Inc (Class A)	9,958
22,417	*	Marriott Vacations Worldwide Corp	1,253
23,085		Matthews International Corp (Class A)	942
761,774		McDonald’s Corp	74,677
282,640	*	MGM Mirage	7,309
7,140	*	Monarch Casino & Resort, Inc	132
23,956	*	Morgans Hotel Group Co	193
22,035	*	Multimedia Games, Inc	640
2,018	*	Nathan’s Famous, Inc	99
4,600	*,e	Noodles & Co	182
20,600	*	Norwegian Cruise Line Holdings Ltd	665
71,477	*	Orient-Express Hotels Ltd (Class A)	1,030
21,333	*	Panera Bread Co (Class A)	3,765
24,166		Papa John’s International, Inc	1,259
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
51,524	*	Penn National Gaming, Inc	$635
43,980	*	Pinnacle Entertainment, Inc	1,042
18,260	*	Popeyes Louisiana Kitchen, Inc	742
10,662	*	Red Robin Gourmet Burgers, Inc	764
37,371		Regis Corp	512
124,741		Royal Caribbean Cruises Ltd	6,806
46,223	*	Ruby Tuesday, Inc	259
26,831		Ruth’s Chris Steak House, Inc	324
42,614	*	Scientific Games Corp (Class A)	585
21,338		SeaWorld Entertainment, Inc	645
161,096		Service Corp International	3,203
50,232		Six Flags Entertainment Corp	2,017
45,772	*	Sonic Corp	1,043
51,448		Sotheby’s (Class A)	2,241
9,984		Speedway Motorsports, Inc	187
569,701		Starbucks Corp	41,805
147,972		Starwood Hotels & Resorts Worldwide, Inc	11,779
1,149	*	Steak N Shake Co	560
11,970	*	Steiner Leisure Ltd	554
9,323	*,e	Strayer Education, Inc	433
48,004		Texas Roadhouse, Inc (Class A)	1,252
16,126		Town Sports International Holdings, Inc	137
15,190		Universal Technical Institute, Inc	197
27,599		Vail Resorts, Inc	1,924
20,024	e	Weight Watchers International, Inc	411
215,839	e	Wendy’s	1,968
96,319		Wyndham Worldwide Corp	7,053
61,484		Wynn Resorts Ltd	13,659
342,871		Yum! Brands, Inc	25,849
		TOTAL CONSUMER SERVICES	350,249

DIVERSIFIED FINANCIALS - 3.7%
40,110	*	Affiliated Managers Group, Inc	8,024
215,035	*	American Capital Ltd	3,395
719,781		American Express Co	64,802
146,226		Ameriprise Financial, Inc	16,095
172,494		Apollo Investment Corp	1,433
225,801		Ares Capital Corp	3,979
9,688		Artisan Partners Asset Management, Inc	622
882,053		Bank of New York Mellon Corp	31,128
97,553		BGC Partners, Inc (Class A)	638
54,667	e	BlackRock Kelso Capital Corp	501
99,408		BlackRock, Inc	31,262
16,951		Calamos Asset Management, Inc (Class A)	219
443,925		Capital One Financial Corp	34,253
10,188		Capital Southwest Corp	354
22,738	e	Cash America International, Inc	880
66,839		CBOE Holdings, Inc	3,783
836,494		Charles Schwab Corp	22,861
242,077		CME Group, Inc	17,916
14,207	e	Cohen & Steers, Inc	566
10,988	*	Consumer Portfolio Services, Inc	75
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
75,792	*	Cowen Group, Inc	$334
5,419	*	Credit Acceptance Corp	770
7,179		Deerfield Capital Corp	58
1,990		Diamond Hill Investment Group, Inc	262
371,983		Discover Financial Services	21,646
30,717	*	Dollar Financial Corp	271
216,676	*	E*Trade Financial Corp	4,988
91,544		Eaton Vance Corp	3,493
18,317	*,e	Encore Capital Group, Inc	837
23,860		Evercore Partners, Inc (Class A)	1,318
38,445	*	Ezcorp, Inc (Class A)	415
9,821	*	FBR & Co	254
69,691	e	Federated Investors, Inc (Class B)	2,128
10,455	e	Fidus Investment Corp	202
104,057	*	Fifth Street Finance Corp	984
37,325		Financial Engines, Inc	1,895
21,634	*	First Cash Financial Services, Inc	1,092
5,825	*,e	First Marblehead Corp	35
6,203		Firsthand Technology Value Fund, Inc	132
312,266		Franklin Resources, Inc	16,919
9,042	e	Friedman Billings Ramsey Group, Inc (Class A)	239
27,923	e	FXCM, Inc	412
7,000		Gain Capital Holdings, Inc	76
6,584		GAMCO Investors, Inc (Class A)	511
4,491	e	Garrison Capital, Inc	64
54,396		GFI Group, Inc	193
15,081	e	Gladstone Capital Corp	152
15,921		Gladstone Investment Corp	132
348,209		Goldman Sachs Group, Inc	57,054
26,497	e	Golub Capital BDC, Inc	473
19,596	*	Green Dot Corp	383
22,433	e	Greenhill & Co, Inc	1,166
14,431	*,e	GSV Capital Corp	146
46,985	e	Hercules Technology Growth Capital, Inc	661
25,335		HFF, Inc (Class A)	852
4,930	e	Horizon Technology Finance Corp	62
13,614	*,e	Imperial Holdings, Inc	78
57,175		ING US, Inc	2,074
35,381		Interactive Brokers Group, Inc (Class A)	767
86,996		IntercontinentalExchange Group, Inc	17,210
12,794	*	International Assets Holding Corp	241
32,107	*	Internet Capital Group, Inc	656
337,832		Invesco Ltd	12,500
28,315	*	Investment Technology Group, Inc	572
11,500	e	iShares Russell 2000 Index Fund	1,338
124,420	e	Janus Capital Group, Inc	1,352
11,011		JMP Group, Inc	78
20,819	e	KCAP Financial, Inc	180
54,281	*	KCG Holdings, Inc	648
73,441	*	Ladenburg Thalmann Financial Services, Inc	222
97,716		Lazard Ltd (Class A)	4,601
84,309		Legg Mason, Inc	4,135
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
225,092		Leucadia National Corp	$6,303
42,965		LPL Financial Holdings, Inc	2,257
30,028	*,e	Main Street Capital Corp	987
10,552		Manning & Napier, Inc	177
27,836		MarketAxess Holdings, Inc	1,648
6,533		Marlin Business Services Corp	136
53,786		MCG Capital Corp	204
14,534		Medallion Financial Corp	192
30,571	e	Medley Capital Corp	416
148,210		Moody’s Corp	11,756
1,157,124		Morgan Stanley	36,068
91,923	*	MSCI, Inc (Class A)	3,955
17,411		MVC Capital, Inc	236
84,624		NASDAQ OMX Group, Inc	3,126
17,569		Nelnet, Inc (Class A)	719
31,067		New Mountain Finance Corp	452
21,889	*	NewStar Financial, Inc	303
12,077	e	NGP Capital Resources Co	82
7,402		Nicholas Financial, Inc	116
182,080		Northern Trust Corp	11,937
7,363		Oppenheimer Holdings, Inc	207
7,560	e	PennantPark Floating Rate Capital Ltd	105
49,497		PennantPark Investment Corp	547
41,814	*,e	PHH Corp	1,081
17,372	*	Pico Holdings, Inc	452
13,978	*	Piper Jaffray Cos	640
39,048	*	Portfolio Recovery Associates, Inc	2,259
212,080	e	Prospect Capital Corp	2,291
9,591		Pzena Investment Management, Inc (Class A)	113
92,808		Raymond James Financial, Inc	5,191
4,005	*	Regional Management Corp	99
9,098		Resource America, Inc (Class A)	78
19,711	*	Safeguard Scientifics, Inc	437
60,000	*	Santander Consumer USA Holdings, Inc	1,445
109,665		SEI Investments Co	3,686
337,831		SLM Corp	8,270
34,070		Solar Capital Ltd	742
8,927	e	Solar Senior Capital Ltd	153
5,300		SPDR S&P MidCap 400 ETF Trust	1,328
84,000		SPDR Trust Series 1	15,711
18,800	*,e	Springleaf Holdings, Inc	473
325,965		State Street Corp	22,671
8,917	e	Stellus Capital Investment Corp	128
48,147	*	Stifel Financial Corp	2,396
26,347	*	SWS Group, Inc	197
197,360		T Rowe Price Group, Inc	16,253
26,893	e	TCP Capital Corp	445
177,302		TD Ameritrade Holding Corp	6,019
25,867		THL Credit, Inc	357
39,767	e	TICC Capital Corp	389
20,596		Triangle Capital Corp	533
5,194	*	Virtus Investment Partners, Inc	899
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
65,189		Waddell & Reed Financial, Inc (Class A)	$4,799
30,353	*,e	Walter Investment Management Corp	905
5,409		Westwood Holdings Group, Inc	339
5,336		WhiteHorse Finance, Inc	75
76,546	*,e	WisdomTree Investments, Inc	1,004
6,547	*,e	World Acceptance Corp	492
		TOTAL DIVERSIFIED FINANCIALS	594,326

ENERGY - 9.2%
70,225	*	Abraxas Petroleum Corp	278
1,730		Adams Resources & Energy, Inc	100
17,965	e	Alon USA Energy, Inc	268
172,068	*,e	Alpha Natural Resources, Inc	731
13,406	*,e	Amyris Biotechnologies, Inc	50
381,030		Anadarko Petroleum Corp	32,296
29,400	*	Antero Resources Corp	1,840
296,715		Apache Corp	24,613
6,580	*,e	APCO Argentina, Inc	95
25,857	*,e	Approach Resources, Inc	541
170,075	e	Arch Coal, Inc	820
13,800	*	Athlon Energy, Inc	489
42,045	*	Atwood Oceanics, Inc	2,119
335,887		Baker Hughes, Inc	21,839
23,122	*	Basic Energy Services, Inc	634
36,863	*,e	Bill Barrett Corp	944
6,457		Bolt Technology Corp	128
23,393	*	Bonanza Creek Energy, Inc	1,039
90,573	*,e	BPZ Energy, Inc	288
26,221		Bristow Group, Inc	1,980
34,352	*,e	C&J Energy Services, Inc	1,002
320,466		Cabot Oil & Gas Corp	10,857
79,978	*,e	Cal Dive International, Inc	136
30,407	*	Callon Petroleum Co	255
171,299	*	Cameron International Corp	10,581
15,028	e	CARBO Ceramics, Inc	2,074
30,645	*	Carrizo Oil & Gas, Inc	1,638
185,199	*	Cheniere Energy, Inc	10,251
440,764		Chesapeake Energy Corp	11,292
1,473,180		Chevron Corp	175,176
66,090		Cimarex Energy Co	7,872
4,602	*	Clayton Williams Energy, Inc	520
50,466	*,e	Clean Energy Fuels Corp	451
46,507	*	Cloud Peak Energy, Inc	983
208,263	*	Cobalt International Energy, Inc	3,815
36,545	e	Comstock Resources, Inc	835
79,401	*	Concho Resources, Inc	9,727
928,777		ConocoPhillips	65,339
173,265		Consol Energy, Inc	6,922
10,581		Contango Oil & Gas Co	505
32,408	*,e	Continental Resources, Inc	4,027
11,149	e	CVR Energy, Inc	471
6,271		Dawson Geophysical Co	176
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,844		Delek US Holdings, Inc	$838
283,577		Denbury Resources, Inc	4,651
309,448		Devon Energy Corp	20,711
50,196	e	Diamond Offshore Drilling, Inc	2,448
13,900	*	Diamondback Energy, Inc	936
57,836	*	Dresser-Rand Group, Inc	3,378
30,642	*	Dril-Quip, Inc	3,435
43,233	*,e	Emerald Oil, Inc	291
39,982	*,e	Endeavour International Corp	130
55,035		Energen Corp	4,447
60,585	e	Energy XXI Bermuda Ltd	1,428
206,835		EOG Resources, Inc	40,575
30,000	*	EP Energy Corp	587
21,960	*,e	EPL Oil & Gas, Inc	848
27,387		Equal Energy Ltd	125
114,287		Equitable Resources, Inc	11,082
16,143	*	Era Group, Inc	473
11,704		Evolution Petroleum Corp	149
130,558	e	EXCO Resources, Inc	731
43,775		Exterran Holdings, Inc	1,921
3,378,988	d	Exxon Mobil Corp	330,060
181,300	*	FMC Technologies, Inc	9,480
91,201	*	Forest Oil Corp	174
29,897	*	Forum Energy Technologies, Inc	926
26,300		Frank’s International NV	652
39,564	*,e	Frontline Ltd	156
36,931	*,e	FX Energy, Inc	123
17,507		GasLog Ltd	408
51,404	*	Gastar Exploration, Inc	281
9,836	*,e	Geospace Technologies Corp	651
34,474	e	Golar LNG Ltd	1,437
24,817	*,e	Goodrich Petroleum Corp	393
20,962		Green Plains Renewable Energy, Inc	628
11,124		Gulf Island Fabrication, Inc	240
20,444		Gulfmark Offshore, Inc	919
64,737	*	Gulfport Energy Corp	4,608
176,659	*,e	Halcon Resources Corp	765
3,710		Hallador Petroleum Co	32
643,704		Halliburton Co	37,908
81,306	*	Helix Energy Solutions Group, Inc	1,868
71,374		Helmerich & Payne, Inc	7,677
121,560	*	Hercules Offshore, Inc	558
221,036		Hess Corp	18,319
154,566		Holly Corp	7,354
27,723	*	Hornbeck Offshore Services, Inc	1,159
100,154	*	ION Geophysical Corp	422
823	*,e	Isramco, Inc	109
8,500	*	Jones Energy, Inc (Class A)	129
118,324	*	Key Energy Services, Inc	1,093
503,414		Kinder Morgan, Inc	16,356
33,098	*,e	KiOR, Inc (Class A)	19
18,775		Knightsbridge Tankers Ltd	254
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
211,347	*	Kodiak Oil & Gas Corp	$2,566
73,463	*	Kosmos Energy LLC	808
22,491	*,e,m	L&L Energy, Inc	19
32,948	*	Laredo Petroleum Holdings, Inc	852
128,410	*,e	Magnum Hunter Resources Corp	1,092
538,829		Marathon Oil Corp	19,139
229,669		Marathon Petroleum Corp	19,990
44,270	*	Matador Resources Co	1,084
23,922	*	Matrix Service Co	808
188,124	*,e	McDermott International, Inc	1,471
25,277	*,e	Midstates Petroleum Co, Inc	135
37,819	*,e	Miller Petroleum, Inc	222
9,855	*	Mitcham Industries, Inc	137
136,288		Murphy Oil Corp	8,567
223,659		Nabors Industries Ltd	5,513
324,337		National Oilwell Varco, Inc	25,256
9,713	*	Natural Gas Services Group, Inc	293
103,184	*	Newfield Exploration Co	3,236
69,133	*	Newpark Resources, Inc	792
272,567		Noble Energy, Inc	19,363
48,702	e	Nordic American Tanker Shipping	479
25,000		North Atlantic Drilling Ltd	221
48,403	*,e	Northern Oil And Gas, Inc	708
16,270	*,e	Nuverra Environmental Solutions, Inc	330
71,421	*	Oasis Petroleum, Inc	2,980
611,984		Occidental Petroleum Corp	58,316
82,172		Oceaneering International, Inc	5,905
42,049	*	Oil States International, Inc	4,146
158,189		Oneok, Inc	9,373
5,367		Panhandle Oil and Gas, Inc (Class A)	234
96,030	*	Parker Drilling Co	681
113,291		Patterson-UTI Energy, Inc	3,589
18,000	e	PBF Energy, Inc	464
27,088	*	PDC Energy, Inc	1,687
207,042		Peabody Energy Corp	3,383
42,828	*,e	Penn Virginia Corp	749
43,261	*	Petroquest Energy, Inc	247
9,723	*	PHI, Inc	430
443,135		Phillips 66	34,148
42,944	*	Pioneer Energy Services Corp	556
104,062		Pioneer Natural Resources Co	19,474
136,144		Questar Market Resources, Inc	4,008
106,368	*,e	Quicksilver Resources, Inc	280
124,202		Range Resources Corp	10,305
21,954	*,e	Renewable Energy Group, Inc	263
51,813	*,e	Resolute Energy Corp	373
36,039	*	Rex Energy Corp	674
5,384	*	Rex Stores Corp	307
25,000	*	Rice Energy, Inc	660
9,601	*	RigNet, Inc	517
45,950	*	Rosetta Resources, Inc	2,140
93,726	*	Rowan Cos plc	3,157
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
49,925	e	RPC, Inc	$1,019
17,500	*	RSP Permian, Inc	506
29,011	*,e	Sanchez Energy Corp	860
375,818	*,e	SandRidge Energy, Inc	2,308
1,010,308		Schlumberger Ltd	98,505
140,502		Scorpio Tankers, Inc	1,401
15,043		SEACOR Holdings, Inc	1,300
270,257	e	Seadrill Ltd	9,502
31,863		SemGroup Corp	2,093
40,831	e	Ship Finance International Ltd	734
36,371	*,e	Solazyme, Inc	422
266,793	*	Southwestern Energy Co	12,275
508,692		Spectra Energy Corp	18,791
49,940		St. Mary Land & Exploration Co	3,560
38,145	*	Stone Energy Corp	1,601
120,353		Superior Energy Services	3,702
39,048	*,e	Swift Energy Co	420
44,222	*	Synergy Resources Corp	475
24,801		Targa Resources Investments, Inc	2,462
27,666		Teekay Corp	1,556
48,134	e	Teekay Tankers Ltd (Class A)	170
23,351	*	Tesco Corp	432
104,350		Tesoro Corp	5,279
61,337	*	Tetra Technologies, Inc	785
11,511		TGC Industries, Inc	69
36,444		Tidewater, Inc	1,772
51,822	*,e	Triangle Petroleum Corp	427
117,937	*,e	Ultra Petroleum Corp	3,171
36,980	*	Unit Corp	2,418
76,523	*,e	Uranium Energy Corp	101
94,356	*,e	Ur-Energy, Inc	146
48,465	*	Vaalco Energy, Inc	414
414,910		Valero Energy Corp	22,032
169,150	*,e	Vantage Drilling Co	289
26,733	e	W&T Offshore, Inc	463
67,894	*	Warren Resources, Inc	326
41,371	e	Western Refining, Inc	1,597
7,723	*	Westmoreland Coal Co	230
89,390	*	Whiting Petroleum Corp	6,203
33,654	*	Willbros Group, Inc	425
519,114		Williams Cos, Inc	21,066
55,107		World Fuel Services Corp	2,430
151,612	*	WPX Energy, Inc	2,734
19,733	*,e	ZaZa Energy Corp	15
		TOTAL ENERGY	1,478,952

FOOD & STAPLES RETAILING - 2.0%
21,366		Andersons, Inc	1,266
29,135		Casey’s General Stores, Inc	1,969
14,374	*	Chefs’ Warehouse Holdings, Inc	308
331,185		Costco Wholesale Corp	36,987
930,242		CVS Corp	69,638
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,866	*,e	Fairway Group Holdings Corp	$91
31,233	*	Fresh Market, Inc	1,049
8,163		Ingles Markets, Inc (Class A)	194
393,071		Kroger Co	17,158
6,410	*,e	Natural Grocers by Vitamin C	280
16,292	*	Pantry, Inc	250
14,319		Pricesmart, Inc	1,445
553,974	*	Rite Aid Corp	3,473
19,881	e	Roundy’s, Inc	137
181,072		Safeway, Inc	6,689
28,394		Spartan Stores, Inc	659
15,500	*,e	Sprouts Farmers Market, Inc	559
154,781	*,e	Supervalu, Inc	1,059
13,980	*,e	Susser Holdings Corp	873
449,525		Sysco Corp	16,241
38,243	*	United Natural Foods, Inc	2,712
4,843		Village Super Market (Class A)	128
719,323		Walgreen Co	47,497
1,223,726		Wal-Mart Stores, Inc	93,529
8,834		Weis Markets, Inc	435
281,586		Whole Foods Market, Inc	14,279
		TOTAL FOOD & STAPLES RETAILING	318,905

FOOD, BEVERAGE & TOBACCO - 4.5%
2,319		Alico, Inc	87
68,179	*	Alliance One International, Inc	199
1,525,348		Altria Group, Inc	57,094
10,027	*,e	Annie’s, Inc	403
500,856		Archer Daniels Midland Co	21,732
40,577		B&G Foods, Inc (Class A)	1,222
122,773		Beam, Inc	10,227
6,146	*,e	Boston Beer Co, Inc (Class A)	1,504
44,670	*	Boulder Brands, Inc	787
114,934		Brown-Forman Corp (Class B)	10,308
111,586		Bunge Ltd	8,872
9,305		Calavo Growers, Inc	331
10,929		Cal-Maine Foods, Inc	686
133,322	e	Campbell Soup Co	5,984
35,476	*	Chiquita Brands International, Inc	442
3,512		Coca-Cola Bottling Co Consolidated	298
2,906,570		Coca-Cola Co	112,368
196,725		Coca-Cola Enterprises, Inc	9,396
316,741		ConAgra Foods, Inc	9,828
117,161	*	Constellation Brands, Inc (Class A)	9,955
7,653	*	Craft Brewers Alliance, Inc	117
121,494	*	Darling International, Inc	2,432
70,011		Dean Foods Co	1,082
16,103	*,e	Diamond Foods, Inc	562
155,039		Dr Pepper Snapple Group, Inc	8,443
5,320	*	Farmer Bros Co	105
128,238		Flowers Foods, Inc	2,751
27,620		Fresh Del Monte Produce, Inc	762
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
489,979		General Mills, Inc	$25,391
2,482		Griffin Land & Nurseries, Inc (Class A)	75
29,164	*	Hain Celestial Group, Inc	2,668
114,104		Hershey Co	11,912
93,510		Hillshire Brands Co	3,484
100,334		Hormel Foods Corp	4,943
59,068		Ingredion, Inc	4,021
10,713	*	Inventure Foods, Inc	150
11,326		J&J Snack Foods Corp	1,087
81,528		J.M. Smucker Co	7,928
5,780		John B. Sanfilippo & Son, Inc	133
196,254		Kellogg Co	12,307
113,862	e	Keurig Green Mountain, Inc	12,023
451,981		Kraft Foods Group, Inc	25,356
13,050		Lancaster Colony Corp	1,297
38,935		Lance, Inc	1,098
3,603	e	Lifeway Foods, Inc	53
6,464	e	Limoneira Co	147
287,111		Lorillard, Inc	15,527
100,712		McCormick & Co, Inc	7,225
153,886		Mead Johnson Nutrition Co	12,794
106,487		Molson Coors Brewing Co (Class B)	6,268
1,357,791		Mondelez International, Inc	46,912
102,054	*	Monster Beverage Corp	7,088
5,604		National Beverage Corp	109
15,084	*	Omega Protein Corp	182
1,175,168		PepsiCo, Inc	98,127
1,242,887		Philip Morris International, Inc	101,755
45,390	*	Pilgrim’s Pride Corp	950
25,540		Pinnacle Foods, Inc	763
24,973	*	Post Holdings, Inc	1,377
239,445		Reynolds American, Inc	12,791
17,484		Sanderson Farms, Inc	1,372
224		Seaboard Corp	587
6,106	*	Seneca Foods Corp	192
14,223	*,e	Synutra International, Inc	95
15,358	e	Tootsie Roll Industries, Inc	460
28,438	*	TreeHouse Foods, Inc	2,047
212,762		Tyson Foods, Inc (Class A)	9,364
17,708	e	Universal Corp	990
50,271	e	Vector Group Ltd	1,083
105,268	*	WhiteWave Foods Co (Class A)	3,004
		TOTAL FOOD, BEVERAGE & TOBACCO	723,112

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
15,924	e	Abaxis, Inc	619
1,186,165		Abbott Laboratories	45,679
29,721	*,e	Abiomed, Inc	774
26,970	*	Acadia Healthcare Co, Inc	1,217
52,299	*,e	Accuray, Inc	502
4,240	*	Addus HomeCare Corp	98
287,562		Aetna, Inc	21,558
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,433	e	Air Methods Corp	$1,573
55,710	*	Align Technology, Inc	2,885
4,207	*	Alliance HealthCare Services, Inc	141
133,589	*	Allscripts Healthcare Solutions, Inc	2,409
7,268		Almost Family, Inc	168
39,818	*	Alphatec Holdings, Inc	60
21,596	*	Amedisys, Inc	322
176,361		AmerisourceBergen Corp	11,567
34,893	*	AMN Healthcare Services, Inc	479
23,448	*	Amsurg Corp	1,104
9,253		Analogic Corp	760
18,523	*	Angiodynamics, Inc	292
8,891	*	Anika Therapeutics, Inc	365
91,526	*,e	Antares Pharma, Inc	320
20,843	*	Arthrocare Corp	1,004
27,901	*,e	athenahealth, Inc	4,471
15,737	*	AtriCure, Inc	296
1,165		Atrion Corp	357
61,206		Bard (C.R.), Inc	9,057
411,848		Baxter International, Inc	30,304
147,715		Becton Dickinson & Co	17,294
22,893	*,e	Biolase Technology, Inc	55
17,746	*,e	Bio-Reference Labs, Inc	491
44,213	*,e	BioScrip, Inc	309
1,025,414	*	Boston Scientific Corp	13,864
77,576	*	Brookdale Senior Living, Inc	2,600
27,942		Cantel Medical Corp	942
21,051	*	Capital Senior Living Corp	547
259,817		Cardinal Health, Inc	18,182
15,037	*	Cardiovascular Systems, Inc	478
166,970	*	CareFusion Corp	6,716
156,388	*	Catamaran Corp	7,000
41,366	*	Centene Corp	2,575
225,668	*	Cerner Corp	12,694
49,516	*,e	Cerus Corp	238
14,552	e	Chemed Corp	1,302
8,056	*	Chindex International, Inc	154
216,255		Cigna Corp	18,107
85,526		Community Health Systems, Inc	3,350
9,537		Computer Programs & Systems, Inc	616
22,053		Conmed Corp	958
37,072		Cooper Cos, Inc	5,092
12,032	*	Corvel Corp	599
358,006		Covidien plc	26,371
22,090	*	Cross Country Healthcare, Inc	178
19,963		CryoLife, Inc	199
10,626	*	Cutera, Inc	119
20,834	*	Cyberonics, Inc	1,359
12,860	*	Cynosure, Inc (Class A)	377
139,972	*	DaVita, Inc	9,637
109,051		Dentsply International, Inc	5,021
10,143	*,e	Derma Sciences, Inc	129
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
53,654	*	DexCom, Inc	$2,219
85,882	*,e	Edwards Lifesciences Corp	6,370
30,361	*	Emeritus Corp	955
47,927	*	Endologix, Inc	617
14,856		Ensign Group, Inc	648
36,800	*	Envision Healthcare Holdings, Inc	1,245
7,074	*	Exactech, Inc	160
23,160	*	ExamWorks Group, Inc	811
591,770	*	Express Scripts Holding Co	44,436
29,310	*	Five Star Quality Care, Inc	142
30,765	*,e	GenMark Diagnostics, Inc	306
22,160	*	Gentiva Health Services, Inc	202
41,537	*	Globus Medical, Inc	1,104
18,107	*	Greatbatch, Inc	831
38,562	*	Haemonetics Corp	1,257
25,502	*	Hanger Orthopedic Group, Inc	859
203,382	*	HCA Holdings, Inc	10,678
60,101	*	Health Net, Inc	2,044
66,457		Healthsouth Corp	2,388
14,864	*	HealthStream, Inc	397
28,116	*,e	Healthways, Inc	482
12,504	*	HeartWare International, Inc	1,173
66,261	*	Henry Schein, Inc	7,910
46,960		Hill-Rom Holdings, Inc	1,810
65,676	*	HMS Holdings Corp	1,251
204,404	*	Hologic, Inc	4,395
118,912		Humana, Inc	13,404
9,893	*	ICU Medical, Inc	592
41,103	*	Idexx Laboratories, Inc	4,990
39,836	*	Insulet Corp	1,889
16,089	*	Integra LifeSciences Holdings Corp	740
29,188	*	Intuitive Surgical, Inc	12,784
23,110		Invacare Corp	441
62,113	*	Inverness Medical Innovations, Inc	2,134
12,768	*	IPC The Hospitalist Co, Inc	627
38,766		Kindred Healthcare, Inc	908
66,472	*	Laboratory Corp of America Holdings	6,528
8,629		Landauer, Inc	391
11,927	*	LHC Group, Inc	263
36,120	*	LifePoint Hospitals, Inc	1,970
20,796	*	Magellan Health Services, Inc	1,234
38,810		Masimo Corp	1,060
172,760		McKesson Corp	30,504
44,883	*	MedAssets, Inc	1,109
10,881	*	Medical Action Industries, Inc	76
39,902	*	Medidata Solutions, Inc	2,168
773,143		Medtronic, Inc	47,579
43,385	*	Merge Healthcare, Inc	106
31,965		Meridian Bioscience, Inc	696
32,366	*	Merit Medical Systems, Inc	463
21,513	*	Molina Healthcare, Inc	808
9,533	*	MWI Veterinary Supply, Inc	1,483
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,081		National Healthcare Corp	$451
5,598	*	National Research Corp	93
22,829	*	Natus Medical, Inc	589
27,729	*	Neogen Corp	1,246
33,067	*	NuVasive, Inc	1,270
45,234	*	NxStage Medical, Inc	576
79,723		Omnicare, Inc	4,757
25,874	*	Omnicell, Inc	740
36,642	*	OraSure Technologies, Inc	292
14,876	*	Orthofix International NV	448
48,567	e	Owens & Minor, Inc	1,701
66,558		Patterson Cos, Inc	2,779
75,502	*	Pediatrix Medical Group, Inc	4,680
23,814	*	PharMerica Corp	666
9,836	*,e	PhotoMedex, Inc	156
24,800	*	Premier, Inc	817
8,598	*	Providence Service Corp	243
29,676		Quality Systems, Inc	501
110,089	e	Quest Diagnostics, Inc	6,376
21,781	*,e	Quidel Corp	595
108,952	e	Resmed, Inc	4,869
31,391	*,e	Rockwell Medical Technologies, Inc	397
38,631	*	RTI Biologics, Inc	158
36,584		Select Medical Holdings Corp	455
42,129	*	Sirona Dental Systems, Inc	3,146
15,881	*	Skilled Healthcare Group, Inc (Class A)	84
30,482	*	Spectranetics Corp	924
215,715		St. Jude Medical, Inc	14,106
26,141	*	Staar Surgical Co	491
44,285		STERIS Corp	2,115
252,822		Stryker Corp	20,597
8,600	*	Surgical Care Affiliates, Inc	264
13,627	*	SurModics, Inc	308
32,497	*	Symmetry Medical, Inc	327
52,336	*	Team Health Holdings, Inc	2,342
19,871	*,e	TearLab Corp	134
31,210		Teleflex, Inc	3,347
79,191	*	Tenet Healthcare Corp	3,390
44,951	*	Thoratec Corp	1,610
20,149	*	Tornier BV	428
20,300	*	Triple-S Management Corp (Class B)	328
77,329	*,e	Unilife Corp	315
774,715		UnitedHealth Group, Inc	63,519
28,773		Universal American Corp	203
68,958		Universal Health Services, Inc (Class B)	5,659
8,422		US Physical Therapy, Inc	291
697	*,e	USMD Holdings, Inc	9
2,349		Utah Medical Products, Inc	136
82,411	*	Varian Medical Systems, Inc	6,922
12,709	*	Vascular Solutions, Inc	333
66,310	*	VCA Antech, Inc	2,137
11,900	*,e	Veeva Systems, Inc	318
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,934	*	Vocera Communications, Inc	$260
44,457	*,e	Volcano Corp	876
32,655	*	WellCare Health Plans, Inc	2,074
212,479		WellPoint, Inc	21,152
52,696		West Pharmaceutical Services, Inc	2,321
33,963	*	Wright Medical Group, Inc	1,055
12,908	*	Zeltiq Aesthetics, Inc	253
127,984		Zimmer Holdings, Inc	12,105
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	734,305

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
332,448		Avon Products, Inc	4,867
39,882	*	Central Garden and Pet Co (Class A)	330
103,732		Church & Dwight Co, Inc	7,165
99,051	e	Clorox Co	8,717
708,931	*	Colgate-Palmolive Co	45,988
43,500	e	Coty, Inc	652
19,608	*	Elizabeth Arden, Inc	579
46,250		Energizer Holdings, Inc	4,659
174,866		Estee Lauder Cos (Class A)	11,695
15,213	e	Female Health Co	118
25,252	*,e	Harbinger Group, Inc	309
66,040	e	Herbalife Ltd	3,782
12,258		Inter Parfums, Inc	444
292,295		Kimberly-Clark Corp	32,225
74,599	*,e	Lifevantage Corp	98
9,661	*	Medifast, Inc	281
5,868		Nature’s Sunshine Products, Inc	81
44,175		Nu Skin Enterprises, Inc (Class A)	3,660
8,067		Nutraceutical International Corp	210
3,981		Oil-Dri Corp of America	137
4,547		Orchids Paper Products Co	139
2,082,839		Procter & Gamble Co	167,877
9,587	*	Revlon, Inc (Class A)	245
15,918		Spectrum Brands, Inc	1,269
110,286	*,e	Star Scientific, Inc	87
5,403	*,e	USANA Health Sciences, Inc	407
11,764		WD-40 Co	912
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	296,933

INSURANCE - 4.1%
258,666		ACE Ltd	25,623
354,301		Aflac, Inc	22,335
12,475	*	Alleghany Corp	5,082
26,404		Allied World Assurance Co Holdings Ltd	2,725
356,385		Allstate Corp	20,164
34,048	*	AMBAC Financial Group, Inc	1,056
48,474		American Equity Investment Life Holding Co	1,145
59,156		American Financial Group, Inc	3,414
1,121,029		American International Group, Inc	56,063
5,469		American National Insurance Co	618
13,065		Amerisafe, Inc	574
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,097	e	Amtrust Financial Services, Inc	$869
235,462		Aon plc	19,845
101,165	*	Arch Capital Group Ltd	5,821
20,783		Argo Group International Holdings Ltd	954
96,211		Arthur J. Gallagher & Co	4,578
50,374		Aspen Insurance Holdings Ltd	2,000
53,750		Assurant, Inc	3,492
129,363		Assured Guaranty Ltd	3,275
89,885		Axis Capital Holdings Ltd	4,121
6,904		Baldwin & Lyons, Inc (Class B)	181
1,367,659	*	Berkshire Hathaway, Inc (Class B)	170,916
89,066		Brown & Brown, Inc	2,740
187,959		Chubb Corp	16,785
124,217		Cincinnati Financial Corp	6,044
32,879	*	Citizens, Inc (Class A)	243
19,762		CNA Financial Corp	844
168,806		Conseco, Inc	3,055
19,001		Crawford & Co (Class B)	207
7,812		Donegal Group, Inc (Class A)	114
14,028	*	eHealth, Inc	713
4,503		EMC Insurance Group, Inc	160
24,104		Employers Holdings, Inc	488
31,468		Endurance Specialty Holdings Ltd	1,694
7,174	*	Enstar Group Ltd	978
20,774		Erie Indemnity Co (Class A)	1,449
38,034		Everest Re Group Ltd	5,821
9,829		FBL Financial Group, Inc (Class A)	426
209,065		Fidelity National Title Group, Inc (Class A)	6,573
80,939		First American Financial Corp	2,149
4,187	*	Fortegra Financial Corp	29
375,048	*	Genworth Financial, Inc (Class A)	6,650
20,683	*	Greenlight Capital Re Ltd (Class A)	678
7,438	*	Hallmark Financial Services	62
33,724		Hanover Insurance Group, Inc	2,072
345,892		Hartford Financial Services Group, Inc	12,200
75,001		HCC Insurance Holdings, Inc	3,412
6,789	e	HCI Group, Inc	247
2,870	*,e	Health Insurance Innovations, Inc	30
49,340	*	Hilltop Holdings, Inc	1,174
29,235		Horace Mann Educators Corp	848
5,951		Independence Holding Co	80
10,249		Infinity Property & Casualty Corp	693
862		Investors Title Co	65
2,854		Kansas City Life Insurance Co	138
37,633		Kemper Corp	1,474
203,899		Lincoln National Corp	10,332
233,503		Loews Corp	10,286
34,934		Maiden Holdings Ltd	436
10,287	*	Markel Corp	6,132
418,052		Marsh & McLennan Cos, Inc	20,610
108,070	*	MBIA, Inc	1,512
42,189		Meadowbrook Insurance Group, Inc	246
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,342		Mercury General Corp	$917
680,250		Metlife, Inc	35,917
35,141		Montpelier Re Holdings Ltd	1,046
7,244		National Interstate Corp	194
1,551		National Western Life Insurance Co (Class A)	379
8,338	*	Navigators Group, Inc	512
195,723		Old Republic International Corp	3,210
17,609		OneBeacon Insurance Group Ltd (Class A)	272
41,191		PartnerRe Ltd	4,263
4,932	*	Phoenix Cos, Inc	255
24,214		Platinum Underwriters Holdings Ltd	1,455
43,301		Primerica, Inc	2,040
223,115		Principal Financial Group	10,261
46,842		ProAssurance Corp	2,086
460,432		Progressive Corp	11,152
61,341		Protective Life Corp	3,226
353,108		Prudential Financial, Inc	29,891
54,915		Reinsurance Group of America, Inc (Class A)	4,373
34,135		RenaissanceRe Holdings Ltd	3,332
32,282		RLI Corp	1,428
10,041		Safety Insurance Group, Inc	541
42,211		Selective Insurance Group, Inc	984
33,695		Stancorp Financial Group, Inc	2,251
9,480		State Auto Financial Corp	202
16,046		Stewart Information Services Corp	564
62,336		Symetra Financial Corp	1,235
19,300	*	Third Point Reinsurance Ltd	306
70,622		Torchmark Corp	5,558
21,406	e	Tower Group International Ltd	58
267,583		Travelers Cos, Inc	22,771
6,929	*	United America Indemnity Ltd	182
16,961		United Fire & Casualty Co	515
22,242		Universal Insurance Holdings, Inc	282
202,943		UnumProvident Corp	7,166
79,239		Validus Holdings Ltd	2,988
82,061		W.R. Berkley Corp	3,415
4,646		White Mountains Insurance Group Ltd	2,787
221,856		XL Capital Ltd	6,933
		TOTAL INSURANCE	659,687

MATERIALS - 3.8%
22,177		A. Schulman, Inc	804
15,542	*	Advanced Emissions Solutions, Inc	381
3,376	*	AEP Industries, Inc	125
158,536		Air Products & Chemicals, Inc	18,872
49,733		Airgas, Inc	5,297
110,458	*,e	AK Steel Holding Corp	797
62,071		Albemarle Corp	4,123
811,261		Alcoa, Inc	10,441
81,466		Allegheny Technologies, Inc	3,070
79,955	*,e	Allied Nevada Gold Corp	345
21,055		AMCOL International Corp	964
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,501	e	American Vanguard Corp	$444
50,635		Aptargroup, Inc	3,347
15,246	*	Arabian American Development Co	165
60,168		Ashland, Inc	5,986
75,563		Avery Dennison Corp	3,829
52,910		Axiall Corp	2,377
23,190		Balchem Corp	1,209
111,493		Ball Corp	6,111
78,588		Bemis Co, Inc	3,084
42,124	*	Berry Plastics Group, Inc	975
10,300	*	Boise Cascade Co	295
14,781		Brush Engineered Materials, Inc	502
48,545		Cabot Corp	2,867
41,280	*	Calgon Carbon Corp	901
35,267		Carpenter Technology Corp	2,329
11,808	*,e	Castle (A.M.) & Co	173
121,529		Celanese Corp (Series A)	6,746
39,702	*	Century Aluminum Co	524
41,349		CF Industries Holdings, Inc	10,777
5,158		Chase Corp	163
73,547	*	Chemtura	1,860
16,903	*	Clearwater Paper Corp	1,059
116,499		Cliffs Natural Resources, Inc	2,384
77,643	*	Coeur d’Alene Mines Corp	721
89,141		Commercial Metals Co	1,683
25,270		Compass Minerals International, Inc	2,085
107,626	*	Crown Holdings, Inc	4,815
27,766		Cytec Industries, Inc	2,710
9,014		Deltic Timber Corp	588
25,140		Domtar Corp	2,821
919,158		Dow Chemical Co	44,662
700,454		Du Pont (E.I.) de Nemours & Co	47,000
37,135		Eagle Materials, Inc	3,292
118,069		Eastman Chemical Co	10,179
200,262		Ecolab, Inc	21,626
55,318	*	Ferro Corp	756
35,881	*,e	Flotek Industries, Inc	999
103,495		FMC Corp	7,924
785,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	25,992
14,460		FutureFuel Corp	294
51,402	*,e	General Moly, Inc	51
32,454		Glatfelter	883
47,286		Globe Specialty Metals, Inc	984
24,960	*,e	Gold Resource Corp	119
149,293	*	Graphic Packaging Holding Co	1,517
24,459		Greif, Inc (Class A)	1,284
39,075		H.B. Fuller Co	1,887
6,809		Hawkins, Inc	250
9,402		Haynes International, Inc	508
54,162	*	Headwaters, Inc	715
262,218	e	Hecla Mining Co	805
33,599	*	Horsehead Holding Corp	565
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
145,355		Huntsman Corp	$3,550
16,427		Innophos Holdings, Inc	931
18,027		Innospec, Inc	815
62,007		International Flavors & Fragrances, Inc	5,932
338,906		International Paper Co	15,549
40,015	e	Intrepid Potash, Inc	619
14,023		Kaiser Aluminum Corp	1,002
62,146		Kapstone Paper and Packaging Corp	1,792
4,800		KMG Chemicals, Inc	75
16,539		Koppers Holdings, Inc	682
24,388	*	Kraton Polymers LLC	637
14,288	e	Kronos Worldwide, Inc	238
19,323	*	Landec Corp	216
104,108	*	Louisiana-Pacific Corp	1,756
13,887	*	LSB Industries, Inc	520
289,735		LyondellBasell Industries AF S.C.A	25,769
34,945	e	Martin Marietta Materials, Inc	4,485
135,736		MeadWestvaco Corp	5,109
60,363	*,e	Midway Gold Corp	63
27,178		Minerals Technologies, Inc	1,755
124,409	*,e	Molycorp, Inc	583
405,263		Monsanto Co	46,107
228,319		Mosaic Co	11,416
23,791		Myers Industries, Inc	474
11,726		Neenah Paper, Inc	606
7,313		NewMarket Corp	2,858
376,798		Newmont Mining Corp	8,832
29,589		Noranda Aluminium Holding Corp	122
240,123		Nucor Corp	12,136
61,075	e	Olin Corp	1,686
8,985		Olympic Steel, Inc	258
23,303		OM Group, Inc	774
32,453	*	Omnova Solutions, Inc	337
126,112	*	Owens-Illinois, Inc	4,266
74,848		Packaging Corp of America	5,267
90,889	*,e	Paramount Gold and Silver Corp	112
6,963	*	Penford Corp	100
75,550		PolyOne Corp	2,770
108,584		PPG Industries, Inc	21,007
224,774		Praxair, Inc	29,439
9,804		Quaker Chemical Corp	773
58,316		Reliance Steel & Aluminum Co	4,121
201,095		Rentech, Inc	382
55,110	*,e	Resolute Forest Products	1,107
55,046		Rock-Tenn Co (Class A)	5,811
55,625		Rockwood Holdings, Inc	4,138
48,654		Royal Gold, Inc	3,047
101,323		RPM International, Inc	4,239
23,200	*	RTI International Metals, Inc	644
19,399		Schnitzer Steel Industries, Inc (Class A)	560
23,952		Schweitzer-Mauduit International, Inc	1,020
32,453		Scotts Miracle-Gro Co (Class A)	1,989
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
148,606		Sealed Air Corp	$4,885
38,347		Sensient Technologies Corp	2,163
67,653		Sherwin-Williams Co	13,336
91,531		Sigma-Aldrich Corp	8,547
33,477		Silgan Holdings, Inc	1,658
76,188		Sonoco Products Co	3,125
119,844		Southern Copper Corp (NY)	3,489
165,973		Steel Dynamics, Inc	2,953
13,671		Stepan Co	883
98,491	*,e	Stillwater Mining Co	1,459
56,972	*	SunCoke Energy, Inc	1,301
64,203	*	Tahoe Resources, Inc	1,358
10,897	*	Taminco Corp	229
17,215	*,e	Texas Industries, Inc	1,543
19,671		Tredegar Corp	453
4,092	*	UFP Technologies, Inc	100
1,357		United States Lime & Minerals, Inc	76
110,404	e	United States Steel Corp	3,048
4,623	*	Universal Stainless & Alloy	156
10,188	*	US Concrete, Inc	239
16,233	e	US Silica Holdings Inc	620
67,788		Valspar Corp	4,889
98,368		Vulcan Materials Co	6,537
47,694	e	Walter Energy, Inc	361
37,679		Wausau Paper Corp	480
31,064		Westlake Chemical Corp	2,056
4,506	*	WHX Corp	99
40,133		Worthington Industries, Inc	1,535
57,560	*	WR Grace & Co	5,708
17,018		Zep, Inc	301
		TOTAL MATERIALS	613,104

MEDIA - 3.7%
12,963		AH Belo Corp (Class A)	150
16,000	*	AMC Entertainment Holdings, Inc	388
45,765	*	AMC Networks, Inc	3,345
153,456	e	Cablevision Systems Corp (Class A)	2,589
17,686	*	Carmike Cinemas, Inc	528
467,179		CBS Corp (Class B)	28,872
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	169
50,363	*	Charter Communications, Inc	6,205
87,874		Cinemark Holdings, Inc	2,549
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	256
1,994,107		Comcast Corp (Class A)	99,745
27,056	*	Crown Media Holdings, Inc (Class A)	104
71,115	*	Cumulus Media, Inc (Class A)	491
772	*,e	Daily Journal Corp	134
12,681	*,e	Dex Media, Inc	117
373,166	*	DIRECTV	28,517
186,385	*	Discovery Communications, Inc (Class A)	15,414
159,417	*	DISH Network Corp (Class A)	9,917
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
57,581	*,e	DreamWorks Animation SKG, Inc (Class A)	$1,529
18,269	*	Entercom Communications Corp (Class A)	184
54,182		Entravision Communications Corp (Class A)	363
23,436	*	EW Scripps Co (Class A)	415
173,988		Gannett Co, Inc	4,802
15,102	*,e	Global Sources Ltd	135
38,349	*	Gray Television, Inc	398
33,505		Harte-Hanks, Inc	296
6,780	*,e	Hemisphere Media Group, Inc	85
327,851		Interpublic Group of Cos, Inc	5,619
34,627		John Wiley & Sons, Inc (Class A)	1,996
42,642	*	Journal Communications, Inc (Class A)	378
59,903	*	Lamar Advertising Co (Class A)	3,054
298,688	*	Liberty Global plc	12,160
298,688	*	Liberty Global plc (Class A)	12,425
72,449	*	Liberty Media Corp	9,471
64,240	e	Lions Gate Entertainment Corp	1,717
108,249	*	Live Nation, Inc	2,354
9,932		Loral Space & Communications, Inc	703
46,379	*	Madison Square Garden, Inc	2,633
29,313	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	133
45,516	*,e	McClatchy Co (Class A)	292
208,234		McGraw-Hill Cos, Inc	15,888
29,277		MDC Partners, Inc	668
15,588	*,e	Media General, Inc (Class A)	286
26,535		Meredith Corp	1,232
15,752		Morningstar, Inc	1,245
42,789		National CineMedia, Inc	642
98,100	e	New York Times Co (Class A)	1,680
377,718	*	News Corp	6,504
21,441		Nexstar Broadcasting Group, Inc (Class A)	804
196,563		Omnicom Group, Inc	14,271
7,422	*,e	ReachLocal, Inc	73
12,373	*	Reading International, Inc	91
60,087	e	Regal Entertainment Group (Class A)	1,122
7,217	*	Rentrak Corp	435
3,654		Saga Communications, Inc	182
2,328		Salem Communications	23
19,984		Scholastic Corp	689
83,466		Scripps Networks Interactive (Class A)	6,336
51,060	e	Sinclair Broadcast Group, Inc (Class A)	1,383
2,344,228	*	Sirius XM Holdings, Inc	7,502
20,194	*	Sizmek, Inc	215
81,987	*	Starz-Liberty Capital	2,647
284,506	e	Thomson Corp	9,730
221,306		Time Warner Cable, Inc	30,359
707,411		Time Warner, Inc	46,215
1,508,773		Twenty-First Century Fox, Inc	48,236
338,121		Viacom, Inc (Class B)	28,737
1,368,618		Walt Disney Co	109,585
21,644	e	World Wrestling Entertainment, Inc (Class A)	625
		TOTAL MEDIA	598,037
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
1,205,062		AbbVie, Inc	$61,940
58,718	*	Acadia Pharmaceuticals, Inc	1,429
9,332	*,e	Accelerate Diagnostics, Inc	204
5,500	*	Acceleron Pharma, Inc	190
15,957	*,e	AcelRx Pharmaceuticals, Inc	192
103,008	*,e	Achillion Pharmaceuticals, Inc	339
29,951	*	Acorda Therapeutics, Inc	1,135
130,472	*	Actavis plc	26,858
21,882	*	Aegerion Pharmaceuticals, Inc	1,009
5,900	*	Aerie Pharmaceuticals, Inc	125
56,476	*,e	Affymetrix, Inc	403
263,879		Agilent Technologies, Inc	14,756
5,300	*,e	Agios Pharmaceuticals, Inc	208
44,535	*,e	Akorn, Inc	980
17,375	*,e	Albany Molecular Research, Inc	323
148,847	*	Alexion Pharmaceuticals, Inc	22,644
27,483	*,e	Alimera Sciences, Inc	217
102,658	*	Alkermes plc	4,526
225,560		Allergan, Inc	27,992
44,275	*	Alnylam Pharmaceuticals, Inc	2,973
16,995	*	AMAG Pharmaceuticals, Inc	329
570,723		Amgen, Inc	70,393
22,849	*,e	Amicus Therapeutics, Inc	47
21,263	*,e	Ampio Pharmaceuticals, Inc	135
19,555	*	Anacor Pharmaceuticals, Inc	391
165,796	*,e	Arena Pharmaceuticals, Inc	1,045
111,499	*,e	Ariad Pharmaceuticals, Inc	899
40,003	*	Arqule, Inc	82
91,342	*	Array Biopharma, Inc	429
6,200	*	Auspex Pharmaceuticals Inc	191
36,727	*,e	Auxilium Pharmaceuticals, Inc	998
111,046	*	AVANIR Pharmaceuticals, Inc	408
41,227	*	AVEO Pharmaceuticals, Inc	62
4,100	*	BIND Therapeutics, Inc	49
28,320	*,e	BioDelivery Sciences International, Inc	239
180,636	*	Biogen Idec, Inc	55,251
105,565	*	BioMarin Pharmaceuticals, Inc	7,201
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,988
27,248	*,e	Biotime, Inc	90
5,300	*,e	Bluebird Bio, Inc	121
1,242,090		Bristol-Myers Squibb Co	64,527
83,145	*	Bruker BioSciences Corp	1,895
26,827	*	Cambrex Corp	506
4,100	*	Cara Therapeutics Inc	76
317,405	*	Celgene Corp	44,310
135,101	*,e	Cell Therapeutics, Inc	459
4,900	*	Celladon Corp	58
62,461	*,e	Celldex Therapeutics, Inc	1,104
7,200	*	Cellular Dynamics International, Inc	108
11,015	*,e	Cempra, Inc	127
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
50,965	*,e	Cepheid, Inc	$2,629
37,085	*	Charles River Laboratories International, Inc	2,238
73,802	*,e	Chelsea Therapeutics International, Inc	407
18,304	*,e	ChemoCentryx, Inc	121
6,658	*,e	Chimerix, Inc	152
12,210	*	Clovis Oncology, Inc	846
8,200	*	Concert Pharmaceuticals Inc	110
5,300	*	Contatus Pharmaceuticals, Inc	43
56,916	*,e	Corcept Therapeutics, Inc	248
20,437	*,e	Coronado Biosciences, Inc	41
42,288	*	Covance, Inc	4,394
49,683	*	Cubist Pharmaceuticals, Inc	3,634
59,363	*,e	Curis, Inc	167
30,132	*	Cytokinetics, Inc	286
47,980	*,e	Cytori Therapeutics, Inc	130
120,216	*,e	Dendreon Corp	359
40,825	*	Depomed, Inc	592
2,700	*	Dicerna Pharmaceuticals Inc	76
9,738	*,e	Durata Therapeutics, Inc	131
94,682	*	Dyax Corp	850
95,378	*,e	Dynavax Technologies Corp	172
3,500	*	Eleven Biotheraputics Inc	57
754,233		Eli Lilly & Co	44,394
19,838	*	Emergent Biosolutions, Inc	501
2,982	*,e	Enanta Pharmaceuticals, Inc	119
101,645	*,e	Endo International plc	6,978
22,769	*,e	Endocyte, Inc	542
31,349		Enzon Pharmaceuticals, Inc	32
4,483	*,e	Epizyme, Inc	102
6,700	*	Esperion Thereapeutics, Inc	101
57,614	*,e	Exact Sciences Corp	816
140,174	*,e	Exelixis, Inc	496
13,135	*,e	Fibrocell Science, Inc	69
5,200	*	Five Prime Therapeutics, Inc	102
6,400	*	Flexion Therapeutics Inc	105
20,851	*	Fluidigm Corp	919
203,023	*	Forest Laboratories, Inc	18,733
10,743	*,m	Forest Laboratories, Inc CVR	10
5,200	*,e	Foundation Medicine, Inc	168
6,747	*	Furiex Pharmaceuticals Inc	587
102,537	*,e	Galena Biopharma, Inc	256
3,000	*	Genocea Biosciences Inc	55
14,823	*,e	Genomic Health, Inc	390
114,325	*,e	Geron Corp	238
1,159,233	*	Gilead Sciences, Inc	82,143
6,200	*	GlycoMimetics Inc	101
6,376	*,e	Golf Trust Of America, Inc	34
68,771	*,e	Halozyme Therapeutics, Inc	873
4,180	*	Harvard Apparatus Regenerative Technology, Inc	38
16,723	*	Harvard Bioscience, Inc	79
8,540		Hi-Tech Pharmacal Co, Inc	370
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
45,886	*,e	Horizon Pharma, Inc	$694
126,136	*	Hospira, Inc	5,455
6,640	*,e	Hyperion Therapeutics, Inc	171
77,709	*,e	Idenix Pharmaceuticals, Inc	469
94,781	*,e	Illumina, Inc	14,090
65,469	*,e	Immunogen, Inc	977
78,549	*,e	Immunomedics, Inc	331
52,266	*	Impax Laboratories, Inc	1,381
77,568	*	Incyte Corp	4,151
36,466	*	Infinity Pharmaceuticals, Inc	434
27,309	*	Insmed, Inc	520
5,736	*,e	Insys Therapeutics, Inc	238
5,456	*	Intercept Pharmaceuticals, Inc	1,799
74,740	*	InterMune, Inc	2,502
8,700	*	Intrexon Corp	229
71,354	*	Ironwood Pharmaceuticals, Inc	879
85,658	*,e	Isis Pharmaceuticals, Inc	3,701
39,333	*	Jazz Pharmaceuticals plc	5,455
2,134,619		Johnson & Johnson	209,684
5,336	*	KaloBios Pharmaceuticals, Inc	15
6,000	*	Karyopharm Therapeutics, Inc	185
68,602	*,e	Keryx Biopharmaceuticals, Inc	1,169
6,600	*	Kindred Biosciences Inc	122
10,009	*,e	KYTHERA Biopharmaceuticals, Inc	398
12,437	*	Lannett Co, Inc	444
173,586	*,e	Lexicon Pharmaceuticals, Inc	300
14,627	*,e	Ligand Pharmaceuticals, Inc (Class B)	984
31,134	*	Luminex Corp	564
4,800	*	MacroGenics, Inc	134
44,700	*	Mallinckrodt plc	2,834
117,013	*,e	MannKind Corp	470
48,124	*	Medicines Co	1,368
56,962	*,e	Medivation, Inc	3,667
7,487	*,e	MEI Pharma, Inc	83
2,294,719		Merck & Co, Inc	130,271
73,750	*,e	Merrimack Pharmaceuticals, Inc	372
22,964	*	Mettler-Toledo International, Inc	5,412
62,685	*,e	MiMedx Group, Inc	384
34,069	*	Momenta Pharmaceuticals, Inc	397
290,035	*	Mylan Laboratories, Inc	14,162
56,889	*,e	Myriad Genetics, Inc	1,945
31,951	*	Nanosphere, Inc	69
97,156	*,e	Navidea Biopharmceuticals, Inc	180
87,448	*	Nektar Therapeutics	1,060
23,721	*,e	NeoGenomics, Inc	82
51,178	*	Neurocrine Biosciences, Inc	824
12,598	*,e	NewLink Genetics Corp	358
160,650	*,e	Novavax, Inc	728
75,335	*	NPS Pharmaceuticals, Inc	2,255
26,874	*,e	Omeros Corp	324
4,045	*,m	Omthera Pharmaceuticals, Inc	2
11,325	*	OncoGenex Pharmaceutical, Inc	133
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,600	*,e	Onconova Therapeutics, Inc	$42
7,900	*,e	Ophthotech Corp	282
143,885	*,e	Opko Health, Inc	1,341
77,270	*,e	Orexigen Therapeutics, Inc	502
12,630	*,e	Osiris Therapeutics, Inc	166
6,597	*,e	OvaScience, Inc	59
50,411	*	Pacific Biosciences of California, Inc	270
21,106	*	Pacira Pharmaceuticals, Inc	1,477
43,666	*	Parexel International Corp	2,362
106,509	e	PDL BioPharma, Inc	885
104,909	*,e	Peregrine Pharmaceuticals, Inc	199
85,256		PerkinElmer, Inc	3,842
95,563		Perrigo Co plc	14,780
5,082,443		Pfizer, Inc	163,248
45,141	*	Pharmacyclics, Inc	4,524
7,585	*	Portola Pharmaceuticals, Inc	196
15,548		Pozen, Inc	124
38,233	*	Prestige Brands Holdings, Inc	1,042
40,290	*	Progenics Pharmaceuticals, Inc	165
12,791	*,e	Prothena Corp plc	490
8,700	*	PTC Therapeutics, Inc	227
17,769	*	Puma Biotechnology, Inc	1,851
178,940	*	Qiagen NV (NASDAQ)	3,774
39,852		Questcor Pharmaceuticals, Inc	2,588
20,597	*	Quintiles Transnational Holdings, Inc	1,046
48,221	*,e	Raptor Pharmaceutical Corp	482
4,242	*	Receptos, Inc	178
61,171	*	Regeneron Pharmaceuticals, Inc	18,368
7,041	*,e	Regulus Therapeutics, Inc	64
4,700	*	Relypsa, Inc	140
23,464	*	Repligen Corp	302
16,297	*,e	Repros Therapeutics, Inc	289
14,500	*	Retrophin, Inc	308
5,300	*	Revance Therapeutics, Inc	167
66,996	*	Rigel Pharmaceuticals, Inc	260
12,401	*	Sagent Pharmaceuticals	290
46,827	*	Salix Pharmaceuticals Ltd	4,852
43,846	*,e	Sangamo Biosciences, Inc	793
31,888	*,e	Sarepta Therapeutics, Inc	766
43,039	*	Sciclone Pharmaceuticals, Inc	196
76,360	*,e	Seattle Genetics, Inc	3,479
87,069	*,e	Sequenom, Inc	213
26,901	*,e	SIGA Technologies, Inc	83
47,540	e	Spectrum Pharmaceuticals, Inc	373
12,168	*,e	Stemline Therapeutics, Inc	248
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	45
37,533	*,e	Sunesis Pharmaceuticals, Inc	248
10,484	*,e	Supernus Pharmaceuticals, Inc	94
14,988	*	Synageva BioPharma Corp	1,244
61,665	*,e	Synergy Pharmaceuticals, Inc	327
52,113	*,e	Synta Pharmaceuticals Corp	225
21,017	*	Targacept, Inc	100
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,521		Techne Corp	$2,435
10,002	*	TESARO, Inc	295
16,300	*	TetraLogic Pharmaceuticals Corp	104
8,515	*	Tetraphase Pharmaceuticals, Inc	93
26,136	*,e	TG Therapeutics, Inc	180
78,332	*,e	TherapeuticsMD, Inc	494
59,890	*,e	Theravance, Inc	1,853
294,814		Thermo Electron Corp	35,448
34,985	*,e	Threshold Pharmaceuticals, Inc	167
6,400	*	Trevena, Inc	50
5,100	*	Ultragenyx Pharmaceutical, Inc	249
35,349	*	United Therapeutics Corp	3,324
31,829	*	Vanda Pharmaceuticals, Inc	517
10,567	*,e	Verastem, Inc	114
178,617	*	Vertex Pharmaceuticals, Inc	12,632
65,503	*,e	Vical, Inc	85
74,791	*,e	Vivus, Inc	444
65,126	*	Waters Corp	7,060
11,200	*	Xencor Inc	131
33,276	*	Xenoport, Inc	172
64,947	*	XOMA Corp	338
78,272	*,e	ZIOPHARM Oncology, Inc	359
382,191		Zoetis Inc	11,061
74,879	*,e	Zogenix, Inc	213
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,341,284

REAL ESTATE - 3.5%
41,676		Acadia Realty Trust	1,099
18,082		AG Mortgage Investment Trust	317
10,360		Agree Realty Corp	315
32,853		Alexander & Baldwin, Inc	1,398
1,574		Alexander’s, Inc	568
54,028		Alexandria Real Estate Equities, Inc	3,920
42,959		Altisource Residential Corp	1,356
25,582		American Assets Trust, Inc	863
79,779		American Campus Communities, Inc	2,980
267,932		American Capital Agency Corp	5,758
44,879		American Capital Mortgage, Inc	842
38,600		American Homes 4 Rent	645
360,652		American Realty Capital Properties, Inc	5,056
10,250	*,e	American Residential Properties, Inc	184
302,005		American Tower Corp	24,725
11,988		AmREIT, Inc (Class B)	199
719,885		Annaly Capital Management, Inc	7,897
104,198		Anworth Mortgage Asset Corp	517
110,902		Apartment Investment & Management Co (Class A)	3,351
29,005	e	Apollo Commercial Real Estate Finance, Inc	482
16,344		Ares Commercial Real Estate Corp	219
14,151		Armada Hoffler Properties, Inc	142
309,135	*	ARMOUR Residential REIT, Inc	1,274
8,644		Ashford Hospitality Prime, Inc	131
43,224		Ashford Hospitality Trust, Inc	487
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,683		Associated Estates Realty Corp	$655
7,072	*	AV Homes, Inc	128
98,505		AvalonBay Communities, Inc	12,936
8,814		Aviv REIT, Inc	216
142,585		BioMed Realty Trust, Inc	2,922
115,541		Boston Properties, Inc	13,233
118,676		Brandywine Realty Trust	1,716
58,646		BRE Properties, Inc (Class A)	3,682
36,900	e	Brixmor Property Group, Inc	787
64,335		Camden Property Trust	4,332
49,200		Campus Crest Communities, Inc	427
72,089	e	Capstead Mortgage Corp	913
9,200	*	CatchMark Timber Trust Inc	129
124,137		CBL & Associates Properties, Inc	2,203
212,369	*	CBRE Group, Inc	5,825
54,349		Cedar Shopping Centers, Inc	332
189,048	e	Chambers Street Properties	1,469
15,294		Chatham Lodging Trust	309
37,072		Chesapeake Lodging Trust	954
782,428		Chimera Investment Corp	2,394
58,259		Colony Financial, Inc	1,279
4,977		Consolidated-Tomoka Land Co	201
15,000		Coresite Realty	465
65,862		Corporate Office Properties Trust	1,755
127,954		Cousins Properties, Inc	1,468
254,432		Crown Castle International Corp	18,772
102,580		CubeSmart	1,760
14,500		CyrusOne, Inc	302
135,056		CYS Investments, Inc	1,116
221,413		DCT Industrial Trust, Inc	1,745
225,998		DDR Corp	3,724
148,119		DiamondRock Hospitality Co	1,740
98,095	e	Digital Realty Trust, Inc	5,207
108,380		Douglas Emmett, Inc	2,941
244,327		Duke Realty Corp	4,124
47,457	e	DuPont Fabros Technology, Inc	1,142
41,887		Dynex Capital, Inc	375
23,492		EastGroup Properties, Inc	1,478
86,427		Education Realty Trust, Inc	853
4,681		Ellington Residential Mortgage REIT	79
63,300		Empire State Realty Trust, Inc	956
39,304		Entertainment Properties Trust	2,098
62,982		Equity Lifestyle Properties, Inc	2,560
45,769		Equity One, Inc	1,023
273,764		Equity Residential	15,876
29,675	e	Essex Property Trust, Inc	5,046
35,324		Excel Trust, Inc	448
83,827		Extra Space Storage, Inc	4,066
49,343		Federal Realty Investment Trust	5,661
96,717	*	FelCor Lodging Trust, Inc	874
82,257		First Industrial Realty Trust, Inc	1,589
47,359		First Potomac Realty Trust	612
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
120,106	*	Forest City Enterprises, Inc (Class A)	$2,294
29,389	*	Forestar Real Estate Group, Inc	523
67,229		Franklin Street Properties Corp	847
73,309		Gaming and Leisure Properties, Inc	2,673
424,625		General Growth Properties, Inc	9,342
18,098		Getty Realty Corp	342
9,649		Gladstone Commercial Corp	167
109,785		Glimcher Realty Trust	1,101
40,458	e	Government Properties Income Trust	1,020
57,383	e	Gramercy Property Trust, Inc	296
10,641		Hannon Armstrong Sustainable Infrastructure Capital, Inc	153
78,328		Hatteras Financial Corp	1,477
346,529		HCP, Inc	13,442
218,464		Health Care REIT, Inc	13,020
72,939		Healthcare Realty Trust, Inc	1,762
84,407		Healthcare Trust of America, Inc	961
153,508		Hersha Hospitality Trust	895
68,398		Highwoods Properties, Inc	2,627
43,293		Home Properties, Inc	2,603
107,078		Hospitality Properties Trust	3,075
567,427		Host Marriott Corp	11,485
30,234	*	Howard Hughes Corp	4,315
90,303		HRPT Properties Trust	2,375
32,763		Hudson Pacific Properties	756
64,150		Inland Real Estate Corp	677
108,200		Invesco Mortgage Capital, Inc	1,782
74,579		Investors Real Estate Trust	670
64,505	*	iStar Financial, Inc	952
16,600	*,e	JAVELIN Mortgage Investment Corp	223
33,460		Jones Lang LaSalle, Inc	3,965
44,089	e	Kennedy-Wilson Holdings, Inc	992
62,016		Kilroy Realty Corp	3,633
312,567		Kimco Realty Corp	6,839
99,574		Kite Realty Group Trust	597
79,268		LaSalle Hotel Properties	2,482
138,161	e	Lexington Corporate Properties Trust	1,507
98,224		Liberty Property Trust	3,630
27,155		LTC Properties, Inc	1,022
104,635		Macerich Co	6,522
67,066		Mack-Cali Realty Corp	1,394
123,287		Medical Properties Trust, Inc	1,577
286,855		MFA Mortgage Investments, Inc	2,223
56,685		Mid-America Apartment Communities, Inc	3,870
31,123		Monmouth Real Estate Investment Corp (Class A)	297
20,485		National Health Investors, Inc	1,239
91,204	e	National Retail Properties, Inc	3,130
192,893		New Residential Investment Corp	1,248
48,692	e	New York Mortgage Trust, Inc	379
248,483		NorthStar Realty Finance Corp	4,011
93,151	e	Omega Healthcare Investors, Inc	3,122
9,027		One Liberty Properties, Inc	192
39,886		Parkway Properties, Inc	728
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,471		Pebblebrook Hotel Trust	$1,569
52,388		Pennsylvania Real Estate Investment Trust	946
57,080		Pennymac Mortgage Investment Trust	1,364
15,300		Physicians Realty Trust	213
130,905		Piedmont Office Realty Trust, Inc	2,245
135,833		Plum Creek Timber Co, Inc	5,710
41,348		Post Properties, Inc	2,030
30,874		Potlatch Corp	1,195
382,324		Prologis, Inc	15,610
14,049		PS Business Parks, Inc	1,175
108,820		Public Storage, Inc	18,335
6,700	e	QTS Realty Trust, Inc	168
52,552		RAIT Investment Trust	446
49,178		Ramco-Gershenson Properties	802
95,872		Rayonier, Inc	4,402
9,000	*	Re/Max Holdings, Inc	259
91,446	*	Realogy Holdings Corp	3,973
149,848	e	Realty Income Corp	6,123
59,894	e	Redwood Trust, Inc	1,215
69,743		Regency Centers Corp	3,561
85,615		Resource Capital Corp	477
50,793		Retail Opportunities Investment Corp	759
101,421		Retail Properties of America, Inc	1,373
12,700		Rexford Industrial Realty, Inc	180
93,949		RLJ Lodging Trust	2,512
16,171	e	Rouse Properties, Inc	279
32,495	e	Ryman Hospitality Properties	1,382
28,029		Sabra Healthcare REIT, Inc	782
6,582		Saul Centers, Inc	312
13,046		Select Income REIT	395
143,050		Senior Housing Properties Trust	3,214
13,436		Silver Bay Realty Trust Corp	209
235,953		Simon Property Group, Inc	38,696
69,574		SL Green Realty Corp	7,001
23,922		Sovran Self Storage, Inc	1,757
282,732		Spirit Realty Capital, Inc	3,104
49,920	*,e	St. Joe Co	961
33,698		STAG Industrial, Inc	812
148,626		Starwood Property Trust, Inc	3,506
29,725	*	Starwood Waypoint Residential Trust	856
137,597	*	Strategic Hotels & Resorts, Inc	1,402
60,860		Summit Hotel Properties, Inc	565
28,548		Sun Communities, Inc	1,287
123,458		Sunstone Hotel Investors, Inc	1,695
71,971		Tanger Factory Outlet Centers, Inc	2,519
48,485		Taubman Centers, Inc	3,432
11,747	*	Tejon Ranch Co	397
15,912		Terreno Realty Corp	301
281,289		Two Harbors Investment Corp	2,883
190,771		UDR, Inc	4,928
11,783		UMH Properties, Inc	115
10,285		Universal Health Realty Income Trust	434
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,529		Urstadt Biddle Properties, Inc (Class A)	$403
222,896		Ventas, Inc	13,501
142,193		Vornado Realty Trust	14,015
50,804		Washington Real Estate Investment Trust	1,213
92,487		Weingarten Realty Investors	2,775
20,538	e	Western Asset Mortgage Capital Corp	321
443,235		Weyerhaeuser Co	13,009
14,061		Whitestone REIT	203
24,416		Winthrop Realty Trust	283
43,708	e	WP Carey, Inc	2,626
4,300		ZAIS Financial Corp	72
		TOTAL REAL ESTATE	556,363

RETAILING - 4.3%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	83
56,578		Aaron’s, Inc	1,711
59,479	e	Abercrombie & Fitch Co (Class A)	2,290
55,059		Advance Auto Parts, Inc	6,965
61,843	*,e	Aeropostale, Inc	311
279,400	*	Amazon.com, Inc	94,024
146,718		American Eagle Outfitters, Inc	1,796
6,968	*	America’s Car-Mart, Inc	256
35,675	*	Ann Taylor Stores Corp	1,480
23,729	*	Asbury Automotive Group, Inc	1,313
97,226	*	Ascena Retail Group, Inc	1,680
11,570	*	Audiovox Corp (Class A)	158
38,634	*	Autonation, Inc	2,057
25,157	*	AutoZone, Inc	13,512
30,948	*	Barnes & Noble, Inc	647
23,033		Bebe Stores, Inc	141
165,130	*	Bed Bath & Beyond, Inc	11,361
207,694		Best Buy Co, Inc	5,485
14,390		Big 5 Sporting Goods Corp	231
45,422	*	Big Lots, Inc	1,720
10,661	*	Blue Nile, Inc	371
13,103	*,e	Body Central Corp	14
9,116	e	Bon-Ton Stores, Inc	100
32,106		Brown Shoe Co, Inc	852
21,122	e	Buckle, Inc	967
11,900	*	Burlington Stores, Inc	351
36,046	*,e	Cabela’s, Inc	2,361
171,517	*	Carmax, Inc	8,027
21,208		Cato Corp (Class A)	574
123,275		Chico’s FAS, Inc	1,976
17,477		Children’s Place Retail Stores, Inc	871
33,880	*	Christopher & Banks Corp	224
12,866	*	Citi Trends, Inc	210
16,992	*,e	Conn’s, Inc	660
11,400	*,e	Container Store Group, Inc	387
9,734		Core-Mark Holding Co, Inc	707
46,869		CST Brands, Inc	1,464
10,433		Destination Maternity Corp	286
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,976	*	Destination XL Group, Inc	$186
75,404		Dick’s Sporting Goods, Inc	4,118
20,459		Dillard’s, Inc (Class A)	1,890
248,778	*	Dollar General Corp	13,802
156,637	*	Dollar Tree, Inc	8,173
54,370		DSW, Inc (Class A)	1,950
81,053		Expedia, Inc	5,876
64,933	*	Express Parent LLC	1,031
73,294		Family Dollar Stores, Inc	4,252
37,259		Finish Line, Inc (Class A)	1,009
24,942	*,e	Five Below, Inc	1,060
114,126		Foot Locker, Inc	5,362
34,442	*,e	Francesca’s Holdings Corp	625
29,664		Fred’s, Inc (Class A)	534
13,967	*	FTD Cos, Inc	444
91,076	e	GameStop Corp (Class A)	3,743
212,511		Gap, Inc	8,513
18,687	*	Genesco, Inc	1,394
116,677		Genuine Parts Co	10,133
74,796		GNC Holdings, Inc	3,293
7,143		Gordmans Stores, Inc	39
17,052		Group 1 Automotive, Inc	1,120
319,043	*,e	Groupon, Inc	2,501
44,451		Guess?, Inc	1,227
16,062		Haverty Furniture Cos, Inc	477
12,065	*,e	HHgregg, Inc	116
20,590	*,e	Hibbett Sports, Inc	1,089
1,110,153		Home Depot, Inc	87,846
42,828	*	HomeAway, Inc	1,613
25,591		HSN, Inc	1,529
180,271	*,e	JC Penney Co, Inc	1,554
21,133	*	JOS A Bank Clothiers, Inc	1,359
8,801	*	Kirkland’s, Inc	163
156,273		Kohl’s Corp	8,876
182,518		L Brands, Inc	10,362
402,890	*	Liberty Interactive Corp	11,631
27,951	*	Liberty Ventures	3,643
16,930		Lithia Motors, Inc (Class A)	1,125
229,339	*	LKQ Corp	6,043
778,086		Lowe’s Companies, Inc	38,048
21,092	*	Lumber Liquidators, Inc	1,978
290,254		Macy’s, Inc	17,209
16,477	*	MarineMax, Inc	250
10,302	*,e	Mattress Firm Holding Corp	493
36,113		Men’s Wearhouse, Inc	1,769
24,581	e	Monro Muffler, Inc	1,398
36,272	*	Murphy USA, Inc	1,472
38,259	*	NetFlix, Inc	13,468
13,306	*	New York & Co, Inc	58
110,148		Nordstrom, Inc	6,879
20,499		Nutri/System, Inc	309
372,250	*	Office Depot, Inc	1,537
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,611	*	Orbitz Worldwide, Inc	$138
83,639	*	O’Reilly Automotive, Inc	12,411
20,424	*,e	Outerwall, Inc	1,481
8,893	*,e	Overstock.com, Inc	175
35,100	*	Pacific Sunwear Of California, Inc	104
31,428		Penske Auto Group, Inc	1,344
40,957	*	PEP Boys - Manny Moe & Jack	521
15,450	e	PetMed Express, Inc	207
77,507	e	Petsmart, Inc	5,340
72,685		Pier 1 Imports, Inc	1,372
39,203	*	Priceline.com, Inc	46,726
78,808	*,e	RadioShack Corp	167
40,660		Rent-A-Center, Inc	1,082
13,438	*	Restoration Hardware Holdings, Inc	989
7,100	*	RetailMeNot, Inc	227
167,440		Ross Stores, Inc	11,980
128,898	*	Sally Beauty Holdings, Inc	3,532
32,813	*,e	Sears Holdings Corp	1,567
6,100	*	Sears Hometown and Outlet Stores, Inc	144
42,473	*	Select Comfort Corp	768
10,447		Shoe Carnival, Inc	241
29,418	*,e	Shutterfly, Inc	1,256
60,439		Signet Jewelers Ltd	6,398
29,758		Sonic Automotive, Inc (Class A)	669
25,073		Stage Stores, Inc	613
504,161	e	Staples, Inc	5,717
17,973		Stein Mart, Inc	252
9,938		Systemax, Inc	148
487,425		Target Corp	29,494
85,272		Tiffany & Co	7,346
13,840	*,e	Tile Shop Holdings, Inc	214
6,790	*	Tilly’s, Inc	79
547,436		TJX Companies, Inc	33,202
106,368		Tractor Supply Co	7,513
8,233		Trans World Entertainment Corp	30
85,276	*	TripAdvisor, Inc	7,725
32,864	*	Tuesday Morning Corp	465
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	4,717
81,376	*	Urban Outfitters, Inc	2,968
29,701	*	Valuevision International, Inc (Class A)	144
16,534	*	Vitacost.com, Inc	117
22,533	*	Vitamin Shoppe, Inc	1,071
11,292	*	West Marine, Inc	128
73,584	*,e	Wet Seal, Inc (Class A)	97
29,100	*	WEX, Inc	2,766
74,374		Williams-Sonoma, Inc	4,956
1,945		Winmark Corp	147
28,882	*	Zale Corp	604
10,200	*	zulily, Inc	512
15,828	*	Zumiez, Inc	384
		TOTAL RETAILING	682,440
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
29,482	*	Advanced Energy Industries, Inc	$722
474,503	*,e	Advanced Micro Devices, Inc	1,903
11,245	*	Alpha & Omega Semiconductor Ltd	83
243,206		Altera Corp	8,814
13,851	*,e	Ambarella, Inc	370
57,503	*,e	Amkor Technology, Inc	394
47,982	*	Anadigics, Inc	82
233,106		Analog Devices, Inc	12,387
914,892		Applied Materials, Inc	18,682
51,846	*	Applied Micro Circuits Corp	513
330,760	*	Atmel Corp	2,765
24,963	*	ATMI, Inc	849
188,674		Avago Technologies Ltd	12,152
83,398	*	Axcelis Technologies, Inc	179
435,213		Broadcom Corp (Class A)	13,701
52,087		Brooks Automation, Inc	569
17,924	*	Cabot Microelectronics Corp	789
38,988	*	Cavium Networks, Inc	1,705
18,075	*	Ceva, Inc	317
47,684	*,e	Cirrus Logic, Inc	947
18,761		Cohu, Inc	201
90,120	*	Cree, Inc	5,097
118,022	e	Cypress Semiconductor Corp	1,212
28,713	*	Diodes, Inc	750
21,955	*	DSP Group, Inc	190
105,554	*	Entegris, Inc	1,278
68,235	*	Entropic Communications, Inc	279
28,026	*	Exar Corp	335
95,996	*	Fairchild Semiconductor International, Inc	1,324
51,608	*	First Solar, Inc	3,602
40,961	*	Formfactor, Inc	262
42,880	*,e	Freescale Semiconductor Holdings Ltd	1,047
13,134	*	GSI Technology, Inc	91
94,807	*,e	GT Solar International, Inc	1,616
23,480		Hittite Microwave Corp	1,480
20,085	*	Inphi Corp	323
100,476	*	Integrated Device Technology, Inc	1,229
19,660	*	Integrated Silicon Solution, Inc	306
3,777,605		Intel Corp	97,500
10,099	*,e	Intermolecular, Inc	28
52,511	*	International Rectifier Corp	1,439
94,162		Intersil Corp (Class A)	1,217
16,725		IXYS Corp	190
124,616		Kla-Tencor Corp	8,616
50,517	*	Kopin Corp	191
123,857	*	Lam Research Corp	6,812
90,159	*	Lattice Semiconductor Corp	707
178,347		Linear Technology Corp	8,684
418,323		LSI Logic Corp	4,631
37,527	*	LTX-Credence Corp	334
7,685	*	MA-COM Technology Solutions	158
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
299,774		Marvell Technology Group Ltd	$4,721
221,478		Maxim Integrated Products, Inc	7,335
17,709	*	MaxLinear, Inc	168
40,439		Micrel, Inc	448
150,135	e	Microchip Technology, Inc	7,170
784,826	*	Micron Technology, Inc	18,569
70,791	*	Microsemi Corp	1,772
40,466		MKS Instruments, Inc	1,210
28,065		Monolithic Power Systems, Inc	1,088
36,904	*,e	MoSys, Inc	168
18,167	*	Nanometrics, Inc	326
14,586	*	NeoPhotonics Corp Ltd	116
3,184	*	NVE Corp	182
439,769		Nvidia Corp	7,876
40,842	*	Omnivision Technologies, Inc	723
346,536	*	ON Semiconductor Corp	3,257
18,837	*	PDF Solutions, Inc	342
20,104	*,e	Peregrine Semiconductor Corp	122
19,298	*	Pericom Semiconductor Corp	151
46,544	*	Photronics, Inc	397
34,118	*	PLX Technology, Inc	206
157,538	*	PMC - Sierra, Inc	1,199
22,028		Power Integrations, Inc	1,449
84,186	*	Rambus, Inc	905
209,504	*	RF Micro Devices, Inc	1,651
11,027	*,e	Rubicon Technology, Inc	124
25,190	*	Rudolph Technologies, Inc	287
51,093	*	Semtech Corp	1,295
27,850	*	Sigma Designs, Inc	133
56,384	*	Silicon Image, Inc	389
32,688	*	Silicon Laboratories, Inc	1,708
145,483	*	Skyworks Solutions, Inc	5,459
38,295	*	Spansion, Inc	667
203,017	*	SunEdison, Inc	3,825
31,758	*,e	SunPower Corp	1,025
8,595		Supertex, Inc	283
145,162	*,e	Teradyne, Inc	2,887
40,116		Tessera Technologies, Inc	948
842,033		Texas Instruments, Inc	39,702
121,131	*	Triquint Semiconductor, Inc	1,622
17,159	*	Ultra Clean Holdings	226
21,651	*	Ultratech, Inc	632
29,696	*	Veeco Instruments, Inc	1,245
200,711		Xilinx, Inc	10,893
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	363,953

SOFTWARE & SERVICES - 10.1%
41,790	*	Accelrys, Inc	521
487,812		Accenture plc	38,888
30,248	*	ACI Worldwide, Inc	1,790
205,416		Activision Blizzard, Inc	4,199
40,528	*	Actuate Corp	244
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
57,158	*	Acxiom Corp	$1,966
383,917	*	Adobe Systems, Inc	25,239
24,736		Advent Software, Inc	726
136,325	*	Akamai Technologies, Inc	7,935
37,470	*	Alliance Data Systems Corp	10,209
122,656		Amdocs Ltd	5,699
15,720		American Software, Inc (Class A)	160
32,146	*,e	Angie’s List, Inc	392
71,299	*	Ansys, Inc	5,491
61,041		AOL, Inc	2,672
71,278	*	Aspen Technology, Inc	3,019
171,241	*	Autodesk, Inc	8,422
368,135		Automatic Data Processing, Inc	28,442
17,759	*	AVG Technologies NV	372
35,339	*	Bankrate, Inc	599
36,867	*	Bazaarvoice, Inc	269
35,258		Blackbaud, Inc	1,104
8,569	*,e	Blackhawk Network Holdings, Inc	209
30,473	*	Blucora, Inc	600
21,420		Booz Allen Hamilton Holding Co	471
27,849	*,e	Bottomline Technologies, Inc	979
20,694	*	Brightcove, Inc	203
92,422		Broadridge Financial Solutions, Inc	3,433
20,308	*	BroadSoft, Inc	543
249,812		CA, Inc	7,737
17,259	*	CACI International, Inc (Class A)	1,274
215,503	*	Cadence Design Systems, Inc	3,349
28,904	*	Callidus Software, Inc	362
8,488	*	Carbonite, Inc	87
33,955	*	Cardtronics, Inc	1,319
5,000	*	Care.com, Inc	83
7,744		Cass Information Systems, Inc	399
4,497	*	ChannelAdvisor Corp	170
30,200	*,e	Chegg, Inc	211
52,926	*	Ciber, Inc	242
142,633	*	Citrix Systems, Inc	8,191
458,262	*	Cognizant Technology Solutions Corp (Class A)	23,193
35,374	*,e	Commvault Systems, Inc	2,298
114,157		Computer Sciences Corp	6,943
11,045		Computer Task Group, Inc	188
163,806		Compuware Corp	1,720
27,099	*	comScore, Inc	889
16,654	*	Comverse, Inc	576
35,478	*,e	Concur Technologies, Inc	3,515
21,930	*	Constant Contact, Inc	536
83,991		Convergys Corp	1,840
50,676	*,e	Conversant, Inc	1,427
30,729	*	Cornerstone OnDemand, Inc	1,471
21,672	*	CoStar Group, Inc	4,047
27,701		CSG Systems International, Inc	721
4,900	*	Cvent, Inc	177
5,494	*,e	Cyan, Inc	23
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,133	*	Datalink Corp	$155
32,566	*	DealerTrack Holdings, Inc	1,602
22,760	*,e	Demand Media, Inc	110
12,187	*	Demandware, Inc	781
37,330	*	Dice Holdings, Inc	279
27,690	*	Digital River, Inc	483
5,437		DMRC Corp	171
26,145		DST Systems, Inc	2,478
11,019	*,e	E2open, Inc	260
82,942		EarthLink Holdings Corp	299
987,509	*	eBay, Inc	54,550
9,461	*	eGain Corp	67
230,160	*	Electronic Arts, Inc	6,677
20,207	*,e	Ellie Mae, Inc	583
16,600	*	Endurance International Group Holdings, Inc	216
17,443	*	Envestnet, Inc	701
16,518	*	EPAM Systems, Inc	543
25,591		EPIQ Systems, Inc	349
2,603		ePlus, Inc	145
37,504	*	Equinix, Inc	6,932
37,881	*	Euronet Worldwide, Inc	1,575
22,470		EVERTEC, Inc	555
24,918	*	ExlService Holdings, Inc	770
1,294,518	*	Facebook, Inc	77,982
33,465	e	Factset Research Systems, Inc	3,608
26,950		Fair Isaac Corp	1,491
223,290		Fidelity National Information Services, Inc	11,935
13,500	*,e	FireEye, Inc	831
71,017	*	First American Corp	2,133
201,538	*	Fiserv, Inc	11,425
51,651	*	FleetCor Technologies, Inc	5,945
12,472	*	FleetMatics Group plc	417
11,266		Forrester Research, Inc	404
103,474	*	Fortinet, Inc	2,280
71,116	*	Gartner, Inc	4,938
128,036		Genpact Ltd	2,230
19,206	*,m	Gerber Scientific, Inc	0	^
5,900	*	Gigamon, Inc	179
51,313	*	Global Cash Access, Inc	352
16,316	*	Global Eagle Entertainment, Inc	257
54,688		Global Payments, Inc	3,889
49,882	*,e	Glu Mobile, Inc	236
8,400	*,e	Gogo, Inc	173
204,996	*	Google, Inc (Class A)	228,470
9,927	*,e	Guidance Software, Inc	110
37,189	*	Guidewire Software, Inc	1,824
28,793		Hackett Group, Inc	172
28,656	e	Heartland Payment Systems, Inc	1,188
23,633	*	Higher One Holdings, Inc	171
57,133		IAC/InterActiveCorp	4,079
27,237	*	iGate Corp	859
15,425	*	Imperva, Inc	859
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,980	*	Infoblox, Inc	$762
82,708	*	Informatica Corp	3,125
11,680	*	Interactive Intelligence, Inc	847
40,309	*	Internap Network Services Corp	285
744,153		International Business Machines Corp	143,242
226,669		Intuit, Inc	17,619
34,679	e	j2 Global, Inc	1,736
66,373		Jack Henry & Associates, Inc	3,701
30,270	*,e	Jive Software, Inc	242
19,259	*	Knot, Inc	195
55,531	e	Leidos Holdings, Inc	1,964
50,961	*	Limelight Networks, Inc	111
73,740	*	LinkedIn Corp	13,637
44,720	*	Lionbridge Technologies	300
19,090	*,e	Liquidity Services, Inc	497
40,701	*	Liveperson, Inc	491
18,232	*	LogMeIn, Inc	818
3,600	*	Luxoft Holding, Inc	126
13,813	*	magicJack VocalTec Ltd	293
62,176	*	Manhattan Associates, Inc	2,178
18,418		Mantech International Corp (Class A)	542
16,386		Marchex, Inc (Class B)	172
6,598	*,e	Marin Software, Inc	70
5,558	*	Marketo, Inc	182
888,050		Mastercard, Inc (Class A)	66,337
51,764		MAXIMUS, Inc	2,322
73,403		Mentor Graphics Corp	1,616
60,589	*	Micros Systems, Inc	3,207
6,346,272		Microsoft Corp	260,134
6,844	*	MicroStrategy, Inc (Class A)	790
26,713	*,e	Millennial Media, Inc	185
16,991	*,e	Mitek Systems, Inc	66
6,089	*	Model N, Inc	62
33,165	*	ModusLink Global Solutions, Inc	140
16,742	*	MoneyGram International, Inc	296
29,292		Monotype Imaging Holdings, Inc	883
87,580	*	Monster Worldwide, Inc	655
29,335	*	Move, Inc	339
28,739	*	Netscout Systems, Inc	1,080
26,566	*	NetSuite, Inc	2,519
50,511	*,e	NeuStar, Inc (Class A)	1,642
48,579		NIC, Inc	938
199,552	*,e	Nuance Communications, Inc	3,426
17,950	*,e	OpenTable, Inc	1,381
2,556,734		Oracle Corp	104,596
107,932	*	Pandora Media, Inc	3,273
247,264		Paychex, Inc	10,533
12,459		Pegasystems, Inc	440
25,493	*	Perficient, Inc	462
33,429	*	Planet Payment, Inc	92
22,039	*	PRG-Schultz International, Inc	153
44,011	*	Progress Software Corp	959
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,358	*	Proofpoint, Inc	$607
17,256	*	PROS Holdings, Inc	544
90,859	*	PTC, Inc	3,219
3,320		QAD, Inc (Class A)	68
65,926	*	QLIK Technologies, Inc	1,753
11,626	*	Qualys, Inc	296
20,643	*	QuinStreet, Inc	137
85,846	*	Rackspace Hosting, Inc	2,817
5,396	*	Rally Software Development Corp	72
18,038	*	RealNetworks, Inc	137
35,118	*,e	RealPage, Inc	638
145,587	*	Red Hat, Inc	7,713
6,528	*	Reis, Inc	118
4,900	*,e	Rocket Fuel, Inc	210
8,173	*	Rosetta Stone, Inc	92
78,388	*	Rovi Corp	1,786
448,308	*	Salesforce.com, Inc	25,594
13,536		Sapiens International Corp NV	110
85,802	*	Sapient Corp	1,464
31,732		Science Applications International Corp	1,186
17,573	*	Sciquest, Inc	475
24,634	*	Seachange International, Inc	257
59,920	*	ServiceNow, Inc	3,590
46,932	*	ServiceSource International LLC	396
5,658	*,e	Shutterstock, Inc	411
4,249	*,e	Silver Spring Networks, Inc	74
49,819	*	SolarWinds, Inc	2,124
52,358		Solera Holdings, Inc	3,316
12,997	*,e	Spark Networks, Inc	68
86,461	*	Splunk, Inc	6,181
11,456	*	SPS Commerce, Inc	704
43,812	*	SS&C Technologies Holdings, Inc	1,753
11,136	*	Stamps.com, Inc	374
32,388	*	SupportSoft, Inc	83
31,978	*	Sykes Enterprises, Inc	635
533,896		Symantec Corp	10,662
22,146	*	Synchronoss Technologies, Inc	759
117,306	*	Synopsys, Inc	4,506
11,627	*	Syntel, Inc	1,045
34,637	*	TA Indigo Holding Corp	354
7,151	*	Tableau Software, Inc	544
65,606	*	Take-Two Interactive Software, Inc	1,439
23,016	*,e	Tangoe, Inc	428
24,938	*	TeleCommunication Systems, Inc (Class A)	57
12,644	*	TeleNav, Inc	75
18,087	*	TeleTech Holdings, Inc	443
125,851	*	Teradata Corp	6,191
4,000	*,e	Textura Corp	101
124,754	*	TIBCO Software, Inc	2,535
95,854	*	TiVo, Inc	1,268
124,382		Total System Services, Inc	3,782
6,116	*	Travelzoo, Inc	140
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,011	*,e	Trulia, Inc	$698
60,000	*,e	Twitter, Inc	2,800
24,286	*	Tyler Technologies, Inc	2,032
21,004	*	Ultimate Software Group, Inc	2,878
32,818	*	Unisys Corp	1,000
9,976		United Online, Inc	115
68,687	*	Unwired Planet, Inc	149
66,282	*	Vantiv, Inc	2,003
19,828	*	Vasco Data Security International	150
82,056	*	VeriFone Systems, Inc	2,775
41,983	*	Verint Systems, Inc	1,970
98,940	*,e	VeriSign, Inc	5,334
32,131	*,e	VirnetX Holding Corp	456
15,340	*	Virtusa Corp	514
397,095		Visa, Inc (Class A)	85,717
24,953	*	VistaPrint Ltd	1,228
65,349	*,e	VMware, Inc (Class A)	7,059
15,521	*	Vocus, Inc	207
49,370	*,e	Vringo, Inc	171
21,522	*,e	WebMD Health Corp (Class A)	891
32,019	*	Website Pros, Inc	1,090
427,429	e	Western Union Co	6,993
9,100	*,e	Wix.com Ltd	209
31,635	*	Workday, Inc	2,892
933,534		Xerox Corp	10,549
5,304	*	Xoom Corp	104
681,205	*	Yahoo!, Inc	24,455
24,831	*	Yelp, Inc	1,910
17,846	*,e	Zillow, Inc	1,572
47,197	*	Zix Corp	195
444,065	*	Zynga, Inc	1,910
		TOTAL SOFTWARE & SERVICES	1,611,520

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
76,536	*,e	3D Systems Corp	4,527
45,260		Adtran, Inc	1,105
18,766	*	Agilysys, Inc	251
9,098	e	Alliance Fiber Optic Products, Inc	132
121,665		Amphenol Corp (Class A)	11,151
20,525		Anixter International, Inc	2,084
713,323		Apple, Inc	382,869
3,200	*	Applied Optoelectronics, Inc	79
88,409	*	ARRIS Group, Inc	2,491
79,414	*	Arrow Electronics, Inc	4,714
85,572	*	Aruba Networks, Inc	1,604
7,201	*	Audience, Inc	90
104,137		Avnet, Inc	4,845
34,410		AVX Corp	454
15,077	*	AX Holding Corp	125
11,475		Badger Meter, Inc	632
7,316		Bel Fuse, Inc (Class B)	160
34,599		Belden CDT, Inc	2,408
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
45,364	*	Benchmark Electronics, Inc	$1,027
12,526		Black Box Corp	305
338,011	*	Brocade Communications Systems, Inc	3,586
26,799	*	CalAmp Corp	747
28,887	*	Calix Networks, Inc	244
20,400		CDW Corp	560
30,668	*	Checkpoint Systems, Inc	412
77,250	*,e	Ciena Corp	1,757
4,061,283		Cisco Systems, Inc	91,013
65,532		Cognex Corp	2,219
19,403		Coherent, Inc	1,268
32,000	*	CommScope Holding Co, Inc	790
16,633		Comtech Telecommunications Corp	530
1,047,572		Corning, Inc	21,810
29,620	*	Cray, Inc	1,105
23,637		CTS Corp	494
27,847		Daktronics, Inc	401
47,853		Diebold, Inc	1,909
18,652	*	Digi International, Inc	189
34,172	e	Dolby Laboratories, Inc (Class A)	1,521
16,172	*	DTS, Inc	320
29,407	*	EchoStar Corp (Class A)	1,399
11,677		Electro Rent Corp	205
17,062		Electro Scientific Industries, Inc	168
35,264	*	Electronics for Imaging, Inc	1,527
1,598,414		EMC Corp	43,813
65,177	*	Emulex Corp	482
79,396	*	Extreme Networks, Inc	460
52,356	*	F5 Networks, Inc	5,583
21,797	*	Fabrinet	453
12,851	*	FARO Technologies, Inc	681
32,068		FEI Co	3,304
69,390	*	Finisar Corp	1,840
107,919		Flir Systems, Inc	3,885
55,710	*,e	Fusion-io, Inc	586
20,123	*	GSI Group, Inc	263
85,574	*	Harmonic, Inc	611
83,384		Harris Corp	6,100
42,057	*	Harris Stratex Networks, Inc (Class A)	67
1,475,758		Hewlett-Packard Co	47,756
17,775	*	Hutchinson Technology, Inc	50
21,588	*	Imation Corp	125
21,661	*	Immersion Corp	229
88,583	*,e	Infinera Corp	804
116,956	*	Ingram Micro, Inc (Class A)	3,457
34,716	*	Insight Enterprises, Inc	872
31,229	e	InterDigital, Inc	1,034
43,480	*,e	InvenSense, Inc	1,029
24,446	e	IPG Photonics Corp	1,738
31,091	*	Itron, Inc	1,105
43,041	*	Ixia	538
154,194		Jabil Circuit, Inc	2,775
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
176,416	*	JDS Uniphase Corp	$2,470
384,874	*	Juniper Networks, Inc	9,914
33,781	*	Kemet Corp	196
64,648	*	Knowles Corp	2,041
10,929	*	KVH Industries, Inc	144
48,008		Lexmark International, Inc (Class A)	2,222
17,104		Littelfuse, Inc	1,602
22,942	*	Maxwell Technologies, Inc	296
11,532	*	Measurement Specialties, Inc	782
23,128	*	Mercury Computer Systems, Inc	306
1,988		Mesa Laboratories, Inc	179
28,385		Methode Electronics, Inc	870
172,987		Motorola, Inc	11,121
12,135		MTS Systems Corp	831
9,079	*	Multi-Fineline Electronix, Inc	116
73,278		National Instruments Corp	2,102
125,176	*	NCR Corp	4,575
17,608	*,e	Neonode, Inc	100
258,724		NetApp, Inc	9,547
28,803	*	Netgear, Inc	972
27,910	*	Newport Corp	577
10,000	*	Nimble Storage, Inc	379
10,650	*	Numerex Corp	116
15,398	*	Oplink Communications, Inc	277
14,702	*	OSI Systems, Inc	880
25,180	*	Palo Alto Networks, Inc	1,727
18,452		Park Electrochemical Corp	551
68,401	*,e	Parkervision, Inc	328
6,868		PC Connection, Inc	140
13,367		PC-Tel, Inc	117
31,900		Plantronics, Inc	1,418
27,845	*	Plexus Corp	1,116
130,633	*	Polycom, Inc	1,792
16,952	*,e	Procera Networks, Inc	176
73,291	*	QLogic Corp	934
1,313,114		Qualcomm, Inc	103,552
171,155	*,e	Quantum Corp	209
15,185	*	Radisys Corp	54
36,008	*,e	RealD, Inc	402
11,626		Richardson Electronics Ltd	125
124,087	*	Riverbed Technology, Inc	2,446
21,664	*	Rofin-Sinar Technologies, Inc	519
12,342	*	Rogers Corp	770
33,121	*	Ruckus Wireless, Inc	403
171,839		SanDisk Corp	13,952
61,646	*	Sanmina Corp	1,076
22,159	*	Scansource, Inc	903
43,182	*	ShoreTel, Inc	371
25,143	*,e	Silicon Graphics International Corp	309
165,491	*	Sonus Networks, Inc	558
29,279	*	Speed Commerce, Inc	107
26,821	*	Stratasys Ltd	2,845
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,077	*	Super Micro Computer, Inc	$418
25,608	*,e	Synaptics, Inc	1,537
19,931	*	SYNNEX Corp	1,208
28,651	*	Tech Data Corp	1,747
3,883		Tessco Technologies, Inc	145
194,448	*	Trimble Navigation Ltd	7,558
41,884	*	TTM Technologies, Inc	354
9,456	e	Ubiquiti Networks, Inc	430
7,424	*,e	Uni-Pixel, Inc	57
29,474	*,e	Universal Display Corp	941
30,131	*	Viasat, Inc	2,080
3,408	*	Viasystems Group, Inc	43
25,400	*,e	Violin Memory, Inc	102
100,754		Vishay Intertechnology, Inc	1,499
9,508	*	Vishay Precision Group, Inc	165
40,762	*	Westell Technologies, Inc	150
161,050		Western Digital Corp	14,788
38,765	*	Zebra Technologies Corp (Class A)	2,691
12,959	*	Zygo Corp	197
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	910,492

TELECOMMUNICATION SERVICES - 2.2%
54,341	*	8x8, Inc	587
4,088,342		AT&T, Inc	143,378
7,918		Atlantic Tele-Network, Inc	522
12,079	*,e	Boingo Wireless, Inc	82
20,132	*	Cbeyond Communications, Inc	146
434,829	e	CenturyTel, Inc	14,280
149,815	*	Cincinnati Bell, Inc	518
35,274		Cogent Communications Group, Inc	1,253
30,479	e	Consolidated Communications Holdings, Inc	610
16,551	*,e	Fairpoint Communications, Inc	225
762,890	e	Frontier Communications Corp	4,349
24,304	*	General Communication, Inc (Class A)	277
7,568	*	Hawaiian Telcom Holdco, Inc	216
10,686		HickoryTech Corp	137
10,513		IDT Corp (Class B)	175
38,233	*	inContact, Inc	367
25,073		Inteliquent, Inc	364
17,103	*	Intelsat S.A.	320
49,634	*,e	Iridium Communications, Inc	373
124,143	*	Level 3 Communications, Inc	4,859
11,759		Lumos Networks Corp	157
114,600	*	NII Holdings, Inc (Class B)	136
11,759	e	NTELOS Holdings Corp	159
28,044	*	Orbcomm, Inc	192
42,630	*	Premiere Global Services, Inc	514
97,128	*	SBA Communications Corp (Class A)	8,835
18,151		Shenandoah Telecom Co	586
644,967	*	Sprint Corp	5,927
5,256	*	Straight Path Communications, Inc	39
70,668		Telephone & Data Systems, Inc	1,852
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
145,664	*	T-Mobile US, Inc	$4,811
49,246	*,e	Towerstream Corp	116
114,391	*	tw telecom inc (Class A)	3,576
9,529		US Cellular Corp	391
18,421		USA Mobility, Inc	335
3,142,158		Verizon Communications, Inc	149,473
119,221	*	Vonage Holdings Corp	509
459,835	e	Windstream Holdings, Inc	3,789
		TOTAL TELECOMMUNICATION SERVICES	354,435

TRANSPORTATION - 2.1%
44,655	*	Air Transport Services Group, Inc	351
53,479		Alaska Air Group, Inc	4,990
11,124		Allegiant Travel Co	1,245
5,591		Amerco, Inc	1,298
146,103	*	American Airlines Group, Inc	5,347
19,331		Arkansas Best Corp	714
19,165	*	Atlas Air Worldwide Holdings, Inc	676
81,543	*	Avis Budget Group, Inc	3,971
16,346	*	Celadon Group, Inc	393
115,874		CH Robinson Worldwide, Inc	6,071
42,760		Con-Way, Inc	1,757
25,778		Copa Holdings S.A. (Class A)	3,743
775,463		CSX Corp	22,465
651,573		Delta Air Lines, Inc	22,577
13,483	*	Echo Global Logistics, Inc	247
157,007		Expeditors International of Washington, Inc	6,222
226,642		FedEx Corp	30,044
22,919		Forward Air Corp	1,057
32,826	*	Genesee & Wyoming, Inc (Class A)	3,195
40,654	*,e	Hawaiian Holdings, Inc	568
38,365		Heartland Express, Inc	871
262,970	*	Hertz Global Holdings, Inc	7,006
28,105	*	Hub Group, Inc (Class A)	1,124
4,290		International Shipholding Corp	126
69,164		J.B. Hunt Transport Services, Inc	4,974
181,414	*,e	JetBlue Airways Corp	1,576
83,991		Kansas City Southern Industries, Inc	8,572
42,550	*	Kirby Corp	4,308
42,524		Knight Transportation, Inc	984
35,503		Landstar System, Inc	2,102
17,739		Marten Transport Ltd	382
32,238		Matson, Inc	796
238,708		Norfolk Southern Corp	23,195
54,394	*	Old Dominion Freight Line	3,086
31,042	*	Pacer International, Inc	278
6,136	*	Park-Ohio Holdings Corp	345
4,942	*	Patriot Transportation Holding, Inc	178
16,337	*	Quality Distribution, Inc	212
36,815	*	Republic Airways Holdings, Inc	337
13,212	*	Roadrunner Transportation Services Holdings, Inc	333
39,335		Ryder System, Inc	3,144
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,094	*	Saia, Inc	$691
85,000	*	Scorpio Bulkers, Inc	859
40,260		Skywest, Inc	514
548,845		Southwest Airlines Co	12,958
45,773	*	Spirit Airlines, Inc	2,719
63,781	*,e	Swift Transportation Co, Inc	1,579
269,291	*	UAL Corp	12,018
14,027	*	Ultrapetrol Bahamas Ltd	43
354,535		Union Pacific Corp	66,532
551,190		United Parcel Service, Inc (Class B)	53,675
3,884		Universal Truckload Services, Inc	112
69,158		UTI Worldwide, Inc	732
34,798		Werner Enterprises, Inc	888
31,643	*	Wesco Aircraft Holdings, Inc	696
36,938	*,e	XPO Logistics, Inc	1,086
23,809	*,e	YRC Worldwide, Inc	536
		TOTAL TRANSPORTATION	336,498

UTILITIES - 3.1%
471,467		AES Corp	6,733
91,415		AGL Resources, Inc	4,476
30,845	e	Allete, Inc	1,617
84,216		Alliant Energy Corp	4,784
184,363		Ameren Corp	7,596
369,389		American Electric Power Co, Inc	18,713
29,456		American States Water Co	951
134,451		American Water Works Co, Inc	6,104
134,973		Aqua America, Inc	3,384
4,909		Artesian Resources Corp	110
108,646	e	Atlantic Power Corp	315
69,174		Atmos Energy Corp	3,260
43,026		Avista Corp	1,319
33,522		Black Hills Corp	1,933
35,650		California Water Service Group	853
300,049	*	Calpine Corp	6,274
325,746		Centerpoint Energy, Inc	7,717
7,727		Chesapeake Utilities Corp	488
46,444		Cleco Corp	2,349
203,302		CMS Energy Corp	5,953
8,405		Connecticut Water Service, Inc	287
222,400		Consolidated Edison, Inc	11,932
10,306		Consolidated Water Co, Inc	136
5,331		Delta Natural Gas Co, Inc	110
438,172		Dominion Resources, Inc	31,106
131,757		DTE Energy Co	9,788
537,017		Duke Energy Corp	38,246
76,383	*,e	Dynegy, Inc	1,905
246,110		Edison International	13,932
30,616		El Paso Electric Co	1,094
33,239		Empire District Electric Co	808
135,237		Entergy Corp	9,041
651,184		Exelon Corp	21,854
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
321,056		FirstEnergy Corp	$10,926
10,513	*	Genie Energy Ltd	105
117,135		Great Plains Energy, Inc	3,167
73,366	e	Hawaiian Electric Industries, Inc	1,865
38,056		Idacorp, Inc	2,111
59,780		Integrys Energy Group, Inc	3,566
118,947		ITC Holdings Corp	4,443
24,878		Laclede Group, Inc	1,173
144,429		MDU Resources Group, Inc	4,955
26,250		MGE Energy, Inc	1,030
11,759		Middlesex Water Co	257
55,740		National Fuel Gas Co	3,904
31,721		New Jersey Resources Corp	1,580
323,264		NextEra Energy, Inc	30,910
237,792		NiSource, Inc	8,449
239,428		Northeast Utilities	10,894
22,143	e	Northwest Natural Gas Co	974
27,832		NorthWestern Corp	1,320
245,109		NRG Energy, Inc	7,794
17,100	e	NRG Yield, Inc	676
150,808		OGE Energy Corp	5,544
39,547	*	ONE Gas, Inc	1,421
13,917	e	Ormat Technologies, Inc	418
27,545		Otter Tail Corp	848
11,000	e	Pattern Energy Group, Inc	298
189,953	e	Pepco Holdings, Inc	3,890
336,758		PG&E Corp	14,548
59,496		Piedmont Natural Gas Co, Inc	2,106
83,775		Pinnacle West Capital Corp	4,579
60,937		PNM Resources, Inc	1,647
58,032		Portland General Electric Co	1,877
480,694		PPL Corp	15,930
384,444		Public Service Enterprise Group, Inc	14,663
13,764	*,e	Pure Cycle Corp	83
130,852		Questar Corp	3,112
104,149		SCANA Corp	5,345
184,580		Sempra Energy	17,860
12,005		SJW Corp	355
24,625		South Jersey Industries, Inc	1,381
660,136		Southern Co	29,006
34,400		Southwest Gas Corp	1,839
163,004	e	TECO Energy, Inc	2,795
85,402		UGI Corp	3,895
43,076		UIL Holdings Corp	1,586
10,272		Unitil Corp	337
30,975		UNS Energy Corp	1,859
62,331		Vectren Corp	2,455
96,665	e	Westar Energy, Inc	3,399
39,376		WGL Holdings, Inc	1,577
174,151	e	Wisconsin Energy Corp	8,107
375,757		Xcel Energy, Inc	11,408
9,006		York Water Co	184
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL UTILITIES	$489,619
		TOTAL COMMON STOCKS	15,967,922
		(Cost $9,160,673)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

MEDIA - 0.0%
925	e,m	Central European Media Enterprises Ltd	0	^
		TOTAL MEDIA	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4

TELECOMMUNICATION SERVICES - 0.0%
46,753	e,m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	122
		(Cost $118)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.5%
TREASURY DEBT - 0.1%
$7,000,000	d	United States Treasury Bill	0.050%	08/14/14	6,999
2,900,000	d	United States Treasury Bill	0.080	09/04/14	2,899
		TOTAL TREASURY DEBT			9,898

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
550,139,801	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			550,140
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			550,140

		TOTAL SHORT-TERM INVESTMENTS			560,038
		(Cost $560,037)
		TOTAL INVESTMENTS - 103.2%			16,528,082
		(Cost $9,720,828)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%			(512,323)
		NET ASSETS - 100.0%			$16,015,759
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $541,720,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,838,750	i	TransDigm, Inc	3.750%	02/28/20	$4,839
		TOTAL CAPITAL GOODS			4,839

FOOD, BEVERAGE & TOBACCO - 0.1%
10,719,000	i	HJ Heinz Co	3.250	06/07/19	10,737
		TOTAL FOOD, BEVERAGE & TOBACCO			10,737

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
473,813	i	CHS/Community Health Systems	4.250	01/27/21	477
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			477

MEDIA - 0.0%
1,831,500	i	Univision Communications, Inc	4.000	03/01/20	1,828
		TOTAL MEDIA			1,828

UTILITIES - 0.0%
197,000	i	Calpine Corp	4.000	10/09/19	197
		TOTAL UTILITIES			197

		TOTAL BANK LOAN OBLIGATIONS			18,078
		(Cost $18,012)

BONDS - 96.5%

CORPORATE BONDS - 32.6%

AUTOMOBILES & COMPONENTS - 0.1%
10,300,000		Ford Motor Co	4.750	01/15/43	9,961
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,659
		TOTAL AUTOMOBILES & COMPONENTS			14,620

BANKS - 5.3%
5,200,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,047
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,612
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,664
5,600,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	5,495
7,255,000		Bancolombia S.A.	5.950	06/03/21	7,745
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,772
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,485
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,723
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,442
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$39,500,000	g	Bank of Nova Scotia	2.150%	08/03/16	$40,751
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	6,004
3,400,000		BB&T Corp	2.050	06/19/18	3,401
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,216
2,500,000	g	Caixa Economica Federal	2.375	11/06/17	2,412
4,500,000	g	Caixa Economica Federal	4.500	10/03/18	4,579
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,168
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,991
12,640,000		Citigroup, Inc	5.000	09/15/14	12,885
6,400,000		Citigroup, Inc	2.250	08/07/15	6,517
8,425,000		Citigroup, Inc	1.300	11/15/16	8,421
21,575,000		Citigroup, Inc	3.500	05/15/23	20,355
11,000,000		Citigroup, Inc	3.875	10/25/23	10,922
10,775,000		Citigroup, Inc	6.675	09/13/43	12,617
12,300,000		Citigroup, Inc	4.950	11/07/43	12,499
4,475,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	4,439
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	6,162
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,828
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	8,901
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	11,895
11,730,000	g	Depfa ACS Bank	5.125	03/16/37	10,586
2,350,000	g	HSBC Bank plc	1.500	05/15/18	2,302
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,789
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,000
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,610
12,250,000		HSBC Holdings plc	4.250	03/14/24	12,265
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,485
5,275,000		HSBC Holdings plc	5.250	03/14/44	5,334
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,467
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,256
2,650,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,797
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,649
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,152
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	9,585
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,516
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,272
10,400,000		PNC Bank NA	2.200	01/28/19	10,366
10,950,000		PNC Bank NA	2.700	11/01/22	10,287
17,395,000		PNC Bank NA	2.950	01/30/23	16,515
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,505
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,916
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,373
3,000,000	g	Russian Agricultural Bank OJSC Via RSHB Capital S.A.	5.100	07/25/18	2,925
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,703
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,426
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,865
5,700,000		SunTrust Bank	2.750	05/01/23	5,338
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,211
495,000		Toronto-Dominion Bank	2.500	07/14/16	514
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	27,007
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,368
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,893
4,850,000	g	Turkiye Is Bankasi	3.750	10/10/18	4,552
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$775,000	g	Turkiye Is Bankasi	5.500%	04/21/19	$781
7,100,000		Union Bank NA	2.125	06/16/17	7,232
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,759
5,800,000		US Bancorp	1.650	05/15/17	5,871
5,550,000		US Bancorp	2.950	07/15/22	5,338
5,000,000		US Bank NA	4.950	10/30/14	5,131
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,030
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,885
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	14,794
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,800
		TOTAL BANKS			719,398

CAPITAL GOODS - 0.9%
5,000,000		Access Midstream Partners LP	4.875	03/15/24	4,987
2,268,000	g	Alpek S.A. de C.V.	5.375	08/08/23	2,342
1,075,000		Bombardier, Inc	4.750	04/15/19	1,075
3,000,000		Bombardier, Inc	6.000	10/15/22	3,000
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,011
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,058
1,390,000		Crown Americas LLC	4.500	01/15/23	1,327
8,000,000		Deere & Co	2.600	06/08/22	7,649
6,350,000	g	EADS Finance BV	2.700	04/17/23	6,000
2,075,000		Eaton Corp	4.000	11/02/32	2,007
17,675,000		John Deere Capital Corp	1.950	03/04/19	17,485
1,450,000	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,501
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,278
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,426
11,000,000	g	Seagate HDD Cayman	4.750	06/01/23	10,862
665,000	g	Sealed Air Corp	6.500	12/01/20	733
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,384
2,000,000		SPX Corp	6.875	09/01/17	2,270
10,000,000	g	TSMC Global Ltd	1.625	04/03/18	9,694
8,950,000		United Technologies Corp	1.800	06/01/17	9,099
5,950,000		United Technologies Corp	4.500	06/01/42	6,059
		TOTAL CAPITAL GOODS			114,247

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,425,000		ADT Corp	4.125	04/15/19	1,414
1,425,000	g	ADT Corp	6.250	10/15/21	1,464
7,175,000		Air Lease Corp	3.875	04/01/21	7,175
750,000	g	Empresa de Transporte de Pasajeros Metro S.A.	4.750	02/04/24	779
5,650,000		MasterCard, Inc	2.000	04/01/19	5,626
10,290,000		Republic Services, Inc	3.800	05/15/18	10,909
5,375,000		Republic Services, Inc	3.550	06/01/22	5,385
7,150,000		Waste Management, Inc	2.600	09/01/16	7,404
15,050,000		Waste Management, Inc	2.900	09/15/22	14,368
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			54,524

CONSUMER DURABLES & APPAREL - 0.3%
2,574,000		DR Horton, Inc	3.625	02/15/18	2,613
9,600,000		DR Horton, Inc	3.750	03/01/19	9,624
4,450,000		DR Horton, Inc	4.375	09/15/22	4,361
5,000,000		DR Horton, Inc	5.750	08/15/23	5,288
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000		Hanesbrands, Inc	6.375%	12/15/20	$1,639
11,900,000		PVH Corp	4.500	12/15/22	11,751
2,625,000		Whirlpool Corp	3.700	03/01/23	2,600
		TOTAL CONSUMER DURABLES & APPAREL			37,876

CONSUMER SERVICES - 0.9%
850,000		ARAMARK Corp	5.750	03/15/20	898
2,000,000		DineEquity, Inc	9.500	10/30/18	2,180
2,475,000	g	GLP Capital LP	4.375	11/01/18	2,540
5,000,000		Johns Hopkins University	4.083	07/01/53	4,655
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,334
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	12,950
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,907
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,057
40,000,000		Stanford University	4.013	05/01/42	38,100
21,000,000		University of Chicago	4.151	10/01/45	19,420
7,900,000		Walt Disney Co	0.450	12/01/15	7,893
		TOTAL CONSUMER SERVICES			116,934

DIVERSIFIED FINANCIALS - 5.7%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,291
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,107
7,455,000	g	Ajecorp BV	6.500	05/14/22	7,250
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,297
9,275,000		American Express Credit Corp	1.300	07/29/16	9,347
9,800,000		American Express Credit Corp	2.125	07/27/18	9,846
15,175,000		Bank of America Corp	3.750	07/12/16	16,048
18,550,000		Bank of America Corp	5.300	03/15/17	20,413
8,525,000		Bank of America Corp	6.000	09/01/17	9,671
27,000,000		Bank of America Corp	2.600	01/15/19	27,107
12,000,000		Bank of America Corp	2.650	04/01/19	12,038
26,175,000		Bank of America Corp	4.100	07/24/23	26,550
8,250,000		Bank of America Corp	4.000	04/01/24	8,240
15,050,000		Bank of America Corp	5.000	01/21/44	15,364
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,266
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,375
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,710
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,579
5,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	5,475
7,250,000		BlackRock, Inc	3.500	12/10/14	7,406
15,000,000		BlackRock, Inc	1.375	06/01/15	15,141
7,000,000		BlackRock, Inc	4.250	05/24/21	7,599
10,700,000		BlackRock, Inc	3.500	03/18/24	10,625
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,075
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,925
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,379
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,114
2,432,000		Citigroup, Inc	5.500	10/15/14	2,496
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,275
2,800,000	g	Comcel Trust	6.875	02/06/24	2,929
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,058
10,000,000	g	FMR LLC	4.950	02/01/33	10,455
11,425,000	g	FMR LLC	5.150	02/01/43	11,816
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,660,000		Ford Motor Credit Co LLC	4.250%	02/03/17	$7,151
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,858
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,085
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,231
12,850,000		General Electric Capital Corp	2.300	01/14/19	12,965
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,142
30,000,000		General Electric Capital Corp	3.100	01/09/23	29,357
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,064
375,000		General Electric Capital Corp	6.875	01/10/39	494
5,125,000		General Motors Financial Co, Inc	2.750	05/15/16	5,192
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,760
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,149
10,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	10,473
14,600,000		Goldman Sachs Group, Inc	3.625	01/22/23	14,362
7,100,000		Goldman Sachs Group, Inc	4.000	03/03/24	7,069
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,277
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,551
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	12,171
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,201
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,505
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,921
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,877
1,425,000	g	Icahn Enterprises LP	4.875	03/15/19	1,450
1,725,000	g	Icahn Enterprises LP	5.875	02/01/22	1,751
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,830
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,950
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,568
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,496
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,575
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,578
5,745,000	g	LUKOIL International Finance BV	6.125	11/09/20	5,946
5,100,000	g	LUKOIL International Finance BV	4.563	04/24/23	4,667
10,300,000		Morgan Stanley	1.750	02/25/16	10,433
14,850,000		Morgan Stanley	2.500	01/24/19	14,809
6,800,000		Morgan Stanley	3.750	02/25/23	6,757
7,250,000		Morgan Stanley	6.375	07/24/42	8,844
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,124
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,442
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,049
6,350,000		State Street Corp	4.300	05/30/14	6,390
53,224,806		Tagua Leasing LLC	1.900	07/12/24	51,498
8,520,000	g	Temasek Financial I Ltd	2.375	01/23/23	7,845
6,265,000		Toyota Motor Credit Corp	1.250	10/05/17	6,208
2,075,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,961
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,124
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,182
2,925,000	g	Waha Aerospace BV	3.925	07/28/20	3,093
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,645
5,052,000		Wells Fargo & Co	4.480	01/16/24	5,220
14,625,000		Wells Fargo & Co	5.375	11/02/43	15,406
		TOTAL DIVERSIFIED FINANCIALS			758,963
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
ENERGY - 2.9%
$7,950,000		Anadarko Petroleum Corp	5.950%	09/15/16	$8,820
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,918
3,650,000		Apache Corp	1.750	04/15/17	3,685
12,170,000		Apache Corp	4.750	04/15/43	12,234
3,750,000		Ashland, Inc	3.875	04/15/18	3,872
13,650,000		Ashland, Inc	4.750	08/15/22	13,394
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,152
2,950,000		Canadian Natural Resources Ltd	3.800	04/15/24	2,965
6,250,000		Chevron Corp	2.355	12/05/22	5,873
3,690,000		Cimarex Energy Co	5.875	05/01/22	4,004
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,155
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,694
7,000,000		ConocoPhillips	4.600	01/15/15	7,226
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,179
1,825,000		Devon Energy Corp	1.875	05/15/17	1,838
3,150,000		Devon Energy Corp	4.750	05/15/42	3,123
1,090,000		Ecopetrol S.A.	5.875	09/18/23	1,191
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,060
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,548
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,107
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,195
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,752
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,842
2,250,000		Exterran Partners	6.000	10/01/22	2,213
2,800,000	g	Gazprom Neft OAO	4.375	09/19/22	2,485
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,094
3,300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	3,094
4,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	4,183
5,700,000		Hess Corp	5.600	02/15/41	6,259
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,510
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,090
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,793
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,082
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,357
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,620
7,350,000		Noble Energy, Inc	5.250	11/15/43	7,671
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,556
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,056
10,850,000	g	ONE Gas, Inc	2.070	02/01/19	10,755
3,500,000	g	ONE Gas, Inc	3.610	02/01/24	3,533
6,900,000	g	ONE Gas, Inc	4.658	02/01/44	7,163
7,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	7,263
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	887
3,040,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,374
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,923
550,000	g	Pertamina Persero PT	4.300	05/20/23	496
3,000,000	g	Pertamina PT	5.250	05/23/21	3,007
1,850,000	i	Petrobras Global Finance BV	1.855	05/20/16	1,829
3,600,000		Petrobras Global Finance BV	3.250	03/17/17	3,611
2,000,000	i	Petrobras Global Finance BV	2.379	01/15/19	1,953
810,000		Petrobras Global Finance BV	4.375	05/20/23	741
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,136
6,050,000		Petrobras International Finance Co	3.500	02/06/17	6,115
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,500,000		Petrobras International Finance Co	7.875%	03/15/19	$5,133
2,000,000		Petrobras International Finance Co	6.875	01/20/40	1,971
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,513
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,538
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,816
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,568
18,000,000		Petroleos Mexicanos	1.950	12/20/22	17,764
9,630,000		Petroleos Mexicanos	2.000	12/20/22	9,524
1,500,000		Petroleos Mexicanos	3.500	01/30/23	1,412
4,000,000		Petroleos Mexicanos	6.500	06/02/41	4,380
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,171
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,940
7,400,000		Phillips 66	1.950	03/05/15	7,486
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,861
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,875
3,335,000		Range Resources Corp	5.000	08/15/22	3,402
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,478
3,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	2,651
6,000,000		Shell International Finance BV	2.375	08/21/22	5,649
4,650,000		Shell International Finance BV	4.550	08/12/43	4,806
2,800,000		Statoil ASA	2.900	10/15/14	2,837
2,075,000		Statoil ASA	1.200	01/17/18	2,035
5,300,000		Statoil ASA	2.450	01/17/23	4,969
8,875,000		Statoil ASA	4.250	11/23/41	8,641
5,000,000		Tesoro Corp	5.125	04/01/24	4,975
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	3,997
1,000,000		Total Capital International S.A.	1.000	01/10/17	1,004
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,192
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,949
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,849
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	840
5,025,000		Vale Overseas Ltd	4.375	01/11/22	4,989
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,941
3,375,000		Valero Energy Corp	4.500	02/01/15	3,484
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,677
		TOTAL ENERGY			378,993

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,852
7,625,000		CVS Caremark Corp	4.000	12/05/23	7,791
4,125,000		CVS Caremark Corp	5.300	12/05/43	4,553
7,300,000		Ingles Markets, Inc	5.750	06/15/23	7,300
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	882
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	950
		TOTAL FOOD & STAPLES RETAILING			27,328

FOOD, BEVERAGE & TOBACCO - 0.9%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,545
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,591
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	23,274
1,000,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,035
3,270,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	2,918
1,900,000		Campbell Soup Co	2.500	08/02/22	1,728
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,100,000		Coca-Cola Co	3.200%	11/01/23	$6,982
1,300,000	g	Corp Lindley S.A.	6.750	11/23/21	1,388
9,400,000		Diageo Capital plc	2.625	04/29/23	8,762
5,525,000	g	Embotelladora Andina S.A.	5.000	10/01/23	5,748
6,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	5,958
4,080,000		General Mills, Inc	5.200	03/17/15	4,259
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,681
5,614,000		Kraft Foods, Inc	6.500	02/09/40	7,061
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,250
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,291
680,000		PepsiCo, Inc	7.900	11/01/18	854
6,850,000	g	Pernod Ricard S.A.	4.250	07/15/22	7,035
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,073
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,975
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,132
		TOTAL FOOD, BEVERAGE & TOBACCO			114,540

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,111
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,987
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,441
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,208
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,739
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,583
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,011
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,787
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,310
4,560,000		HCA, Inc	6.500	02/15/20	5,107
9,575,000		HCA, Inc	5.875	03/15/22	10,317
5,000,000		HCA, Inc	5.875	05/01/23	5,144
3,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	3,448
10,450,000		McKesson Corp	4.883	03/15/44	10,592
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,740
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,833
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,277
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,689
3,625,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	3,730
7,125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	7,678
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			105,732

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,393
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,492
4,525,000		Ecolab, Inc	1.450	12/08/17	4,467
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,352

INSURANCE - 1.8%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	3,866
6,560,000		Aetna, Inc	6.500	09/15/18	7,737
1,925,000		Aetna, Inc	6.625	06/15/36	2,421
6,200,000		Allstate Corp	3.150	06/15/23	6,091
6,200,000		Allstate Corp	4.500	06/15/43	6,234
8,900,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	8,750
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000	g	CHS/Community Health Systems	5.125%	08/01/21	$1,025
3,750,000		Chubb Corp	6.000	05/11/37	4,580
1,390,000		CIGNA Corp	5.125	06/15/20	1,539
6,900,000		CIGNA Corp	4.500	03/15/21	7,453
25,500,000	g	Five Corners Funding Trust	4.419	11/15/23	26,131
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,854
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,836
2,800,000		Lincoln National Corp	7.000	06/15/40	3,684
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,313
7,675,000		MetLife, Inc	6.750	06/01/16	8,607
2,000,000		MetLife, Inc	4.368	09/15/23	2,130
11,050,000		MetLife, Inc	4.125	08/13/42	10,379
9,500,000		MetLife, Inc	4.875	11/13/43	9,863
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,833
5,000,000		Progressive Corp	3.750	08/23/21	5,245
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,052
4,200,000		Prudential Financial, Inc	2.300	08/15/18	4,208
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,863
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,683
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,157
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,585
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,659
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,285
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,692
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,865
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,909
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,984
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,744
6,750,000		WellPoint, Inc	3.125	05/15/22	6,459
7,850,000		WellPoint, Inc	4.625	05/15/42	7,573
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,350
2,400,000		WR Berkley Corp	5.375	09/15/20	2,639
		TOTAL INSURANCE			239,278

MATERIALS - 1.5%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,241
1,125,000		Airgas, Inc	4.500	09/15/14	1,144
1,860,000		ArcelorMittal	4.250	08/05/15	1,916
3,500,000		ArcelorMittal	5.000	02/25/17	3,714
4,000,000		Ball Corp	5.750	05/15/21	4,270
1,365,000		Ball Corp	5.000	03/15/22	1,399
8,960,000		Ball Corp	4.000	11/15/23	8,378
4,050,000		Barrick Gold Corp	4.100	05/01/23	3,842
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,230
7,450,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	7,883
5,000,000	g	Braskem Finance Ltd	5.750	04/15/21	4,994
975,000		Braskem Finance Ltd	6.450	02/03/24	998
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,168
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,306
3,175,000		CF Industries, Inc	7.125	05/01/20	3,775
3,550,000		Corning, Inc	1.450	11/15/17	3,479
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,130
9,925,000		Crown Americas LLC	6.250	02/01/21	10,744
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,500,000		E.I. du Pont de Nemours & Co	3.250%	01/15/15	$5,617
6,000,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	6,614
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,127
2,850,000	g	Fresnillo plc	5.500	11/13/23	2,864
17,050,000	g	Glencore Funding LLC	2.500	01/15/19	16,464
1,400,000		Greif, Inc	7.750	08/01/19	1,603
13,016,000		International Paper Co	4.750	02/15/22	14,073
4,250,000		International Paper Co	7.300	11/15/39	5,544
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,340
6,840,000		Nucor Corp	4.000	08/01/23	6,822
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,711
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,550
5,000,000		Rock Tenn Co	3.500	03/01/20	5,072
3,000,000		Rock Tenn Co	4.000	03/01/23	3,016
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,284
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,641
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,352
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,938
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,576
4,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	4,175
		TOTAL MATERIALS			201,994

MEDIA - 1.5%
1,250,000	g	CBS Outdoor Americas Capital LLC	5.625	02/15/24	1,281
1,000,000		Cinemark USA, Inc	5.125	12/15/22	1,000
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,109
26,000,000		Comcast Corp	4.250	01/15/33	25,484
5,175,000		DIRECTV Holdings LLC	3.800	03/15/22	5,121
4,400,000		DIRECTV Holdings LLC	4.450	04/01/24	4,412
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,509
3,250,000		DISH DBS Corp	4.250	04/01/18	3,392
4,250,000		DISH DBS Corp	5.125	05/01/20	4,431
2,050,000		DISH DBS Corp	5.000	03/15/23	2,065
6,000,000		Grupo Televisa S.A.	6.000	05/15/18	6,729
2,160,000		Lamar Media Corp	7.875	04/15/18	2,252
1,850,000		Lamar Media Corp	5.875	02/01/22	1,961
10,000,000		Lamar Media Corp	5.000	05/01/23	10,000
5,000,000	g	Lamar Media Corp	5.375	01/15/24	5,125
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,116
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,530
10,350,000		NBC Universal Media LLC	2.875	01/15/23	9,998
2,105,000		News America, Inc	7.625	11/30/28	2,681
1,578,000		News America, Inc	6.550	03/15/33	1,889
3,575,000		News America, Inc	6.650	11/15/37	4,367
3,800,000		News America, Inc	6.900	08/15/39	4,776
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,543
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,095
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,149
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,049
3,000,000		Time Warner, Inc	3.150	07/15/15	3,098
3,825,000		Time Warner, Inc	6.500	11/15/36	4,535
10,525,000		Time Warner, Inc	4.900	06/15/42	10,563
6,000,000		Time Warner, Inc	5.350	12/15/43	6,394
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,000,000	g	Univision Communications, Inc	5.125%	05/15/23	$7,158
4,850,000		Viacom, Inc	1.250	02/27/15	4,879
5,400,000		Viacom, Inc	2.500	12/15/16	5,596
3,000,000		Viacom, Inc	3.500	04/01/17	3,178
7,375,000		Viacom, Inc	5.850	09/01/43	8,104
		TOTAL MEDIA			200,569

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
1,100,000	g	Forest Laboratories, Inc	4.375	02/01/19	1,158
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	7,978
9,025,000		Gilead Sciences, Inc	4.800	04/01/44	9,290
3,140,000		Life Technologies Corp	3.500	01/15/16	3,272
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,496
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,146
7,400,000		Mylan, Inc	2.550	03/28/19	7,321
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,923
1,750,000		NBTY, Inc	9.000	10/01/18	1,881
2,925,000	g	Perrigo Co Ltd	4.000	11/15/23	2,924
2,800,000	g	Perrigo Co Ltd	5.300	11/15/43	2,947
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,336

REAL ESTATE - 0.9%
2,310,000		AMB Property LP	4.500	08/15/17	2,499
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,050
3,965,000		Camden Property Trust	4.625	06/15/21	4,263
3,000,000		Camden Property Trust	2.950	12/15/22	2,822
5,175,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	5,161
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,372
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,297
255,000		Federal Realty Investment Trust	5.650	06/01/16	280
700,000		Federal Realty Investment Trust	5.900	04/01/20	808
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,155
7,675,000		Federal Realty Investment Trust	2.750	06/01/23	7,173
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,074
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,546
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,381
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,780
6,920,000		Highwoods Realty LP	3.625	01/15/23	6,550
9,205,000		Kilroy Realty LP	3.800	01/15/23	8,973
6,400,000		Liberty Property LP	4.125	06/15/22	6,491
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,632
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,467
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,118
2,325,000		Regency Centers LP	5.250	08/01/15	2,453
225,000		Regency Centers LP	5.875	06/15/17	252
800,000		Simon Property Group LP	5.250	12/01/16	880
4,150,000		Simon Property Group LP	2.800	01/30/17	4,326
3,040,000		Simon Property Group LP	10.350	04/01/19	4,114
1,850,000	g	Trust F	5.250	12/15/24	1,845
1,360,000		Ventas Realty LP	3.125	11/30/15	1,411
8,050,000		Ventas Realty LP	2.000	02/15/18	8,032
3,375,000		Ventas Realty LP	2.700	04/01/20	3,285
2,175,000		Ventas Realty LP	3.250	08/15/22	2,096
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,800,000		Weingarten Realty Investors	3.500%	04/15/23	$4,531
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,054
		TOTAL REAL ESTATE			120,171

RETAILING - 0.7%
6,600,000		AmeriGas Finance LLC	3.750	05/01/21	6,451
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,225
5,750,000		AutoNation, Inc	5.500	02/01/20	6,239
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,610
6,125,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	5,372
6,125,000		Home Depot, Inc	2.250	09/10/18	6,193
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,591
8,105,000		Limited Brands, Inc	5.625	02/15/22	8,561
8,075,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	7,561
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,838
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,478
2,000,000	g	QVC, Inc	7.500	10/01/19	2,128
2,475,000		QVC, Inc	5.125	07/02/22	2,568
4,400,000		QVC, Inc	4.375	03/15/23	4,336
1,275,000		Sonic Automotive, Inc	5.000	05/15/23	1,251
5,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	4,700
3,900,000	g	WEX, Inc	4.750	02/01/23	3,666
		TOTAL RETAILING			87,768

SOFTWARE & SERVICES - 0.2%
3,500,000	g	Activision Blizzard, Inc	5.625	09/15/21	3,745
3,000,000	g	Audatex North America, Inc	6.000	06/15/21	3,202
2,075,000		Equinix, Inc	4.875	04/01/20	2,122
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,030
3,075,000		NCR Corp	4.625	02/15/21	3,090
525,000	g	NCR Escrow Corp	5.875	12/15/21	553
3,925,000		Oracle Corp	3.750	07/08/14	3,960
		TOTAL SOFTWARE & SERVICES			28,702

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
4,000,000		Amphenol Corp	4.750	11/15/14	4,100
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,069
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,975
10,675,000		Cisco Systems, Inc	2.125	03/01/19	10,627
5,962,000		Flextronics International Ltd	4.625	02/15/20	6,014
38,125,000		General Electric Co	0.850	10/09/15	38,297
3,300,000		General Electric Co	5.250	12/06/17	3,740
11,950,000		General Electric Co	2.700	10/09/22	11,582
5,325,000		General Electric Co	4.125	10/09/42	5,117
20,300,000		General Electric Co	4.500	03/11/44	20,615
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,167
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,682
6,480,000		Jabil Circuit, Inc	5.625	12/15/20	6,861
7,776,000		Jabil Circuit, Inc	4.700	09/15/22	7,689
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,142
4,625,000	g	NXP BV	3.750	06/01/18	4,648
5,000,000		Scientific Games International, Inc	6.250	09/01/20	5,250
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	4,997
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,600,000		Xerox Corp	8.250%	05/15/14	$3,630
2,725,000		Xerox Corp	4.500	05/15/21	2,872
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			155,074

TELECOMMUNICATION SERVICES - 2.0%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,953
3,500,000		America Movil SAB de C.V.	3.125	07/16/22	3,339
7,500,000		American Tower Corp	3.500	01/31/23	7,092
2,500,000		AT&T, Inc	2.500	08/15/15	2,562
21,350,000		AT&T, Inc	1.400	12/01/17	21,124
8,200,000		AT&T, Inc	2.625	12/01/22	7,624
13,125,000		BellSouth Corp	5.200	09/15/14	13,407
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	6,459
5,525,000		British Telecommunications plc	1.625	06/28/16	5,597
4,825,000		CenturyLink, Inc	6.750	12/01/23	5,121
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,091
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,773
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,646
3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,528
4,025,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	3,945
4,000,000	g	Oi S.A.	5.750	02/10/22	3,830
2,050,000	g	SES	3.600	04/04/23	1,987
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,429
4,275,000	g	SK Telecom Co Ltd	2.125	05/01/18	4,233
7,475,000	g	Sprint Corp	7.250	09/15/21	8,148
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,343
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,639
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,102
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,015
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,614
13,900,000		Verizon Communications, Inc	3.650	09/14/18	14,797
5,625,000		Verizon Communications, Inc	2.550	06/17/19	5,658
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,402
22,425,000		Verizon Communications, Inc	5.150	09/15/23	24,540
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,715
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,833
24,300,000		Verizon Communications, Inc	6.550	09/15/43	29,572
735,000		Windstream Corp	8.125	09/01/18	781
		TOTAL TELECOMMUNICATION SERVICES			268,899

TRANSPORTATION - 0.5%
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,846
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,153
1,000,000	g	DP World Ltd	6.850	07/02/37	1,081
6,695,000	g	Embraer Overseas Ltd	5.696	09/16/23	6,946
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,744
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,534
6,311,000		GATX Corp	1.250	03/04/17	6,275
7,150,000		GATX Corp	2.500	07/30/19	7,065
5,900,000		GATX Corp	5.200	03/15/44	6,066
4,075,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,844
6,400,000	g	Kansas City Southern Railway	4.300	05/15/43	5,802
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,582
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,750,000		United Parcel Service, Inc	3.125%	01/15/21	$7,946
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,363
		TOTAL TRANSPORTATION			68,247

UTILITIES - 3.4%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,344
6,225,000		AES Corp	4.875	05/15/23	5,945
1,500,000		AES Corp	5.500	03/15/24	1,489
6,325,000		AGL Capital Corp	4.400	06/01/43	6,186
5,150,000		Alabama Power Co	3.550	12/01/23	5,190
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,587
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,904
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,722
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,826
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,018
7,150,000		Atmos Energy Corp	4.150	01/15/43	6,864
6,225,000		Black Hills Corp	4.250	11/30/23	6,412
1,599,000	g	Calpine Corp	7.500	02/15/21	1,747
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,403
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,185
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,965
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,173
3,500,000	g	CEZ AS.	4.250	04/03/22	3,558
5,150,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	4,536
2,500,000		CMS Energy Corp	5.050	02/15/18	2,770
5,450,000		CMS Energy Corp	4.700	03/31/43	5,428
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,606
1,700,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,726
875,000	g	Comision Federal de Electricidad	5.750	02/14/42	853
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,260
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,097
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,143
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,227
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,376
3,650,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	3,602
4,250,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	4,334
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,524
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,495
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,158
3,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	3,060
8,800,000		Florida Power & Light Co	2.750	06/01/23	8,498
2,000,000		Florida Power Corp	6.400	06/15/38	2,579
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,584
3,000,000		Georgia Power Co	5.400	06/01/40	3,340
2,000,000		Georgia Power Co	4.300	03/15/42	1,932
1,800,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,872
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,007
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,854
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,645
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,165
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,203
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	589
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,577
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125%	09/16/15	$1,905
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,525
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,138
8,000,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	8,524
2,800,000		Nevada Power Co	6.500	08/01/18	3,313
3,335,000		Nevada Power Co	5.450	05/15/41	3,854
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,352
3,375,000		Northeast Utilities	1.450	05/01/18	3,275
7,800,000		NSTAR Electric Co	4.400	03/01/44	7,831
2,500,000		NTPC Ltd	5.625	07/14/21	2,602
1,000,000		NTPC Ltd	4.750	10/03/22	973
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	3,106
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,365
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,676
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,855
8,875,000		Pacific Gas & Electric Co	3.850	11/15/23	8,950
6,375,000		PacifiCorp	2.950	02/01/22	6,294
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,933
6,750,000		PG&E Corp	5.750	04/01/14	6,750
750,000		Potomac Electric Power Co	7.900	12/15/38	1,121
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,180
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,010
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,579
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,750
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,787
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,990
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,220
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	10,598
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,955
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,375
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,415
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,302
32,000,000		Santander Drive Auto Receivables Trust 2014-	0.660	06/15/17	32,020
3,000,000		Sempra Energy	2.300	04/01/17	3,067
7,425,000		Southern California Edison Co	4.650	10/01/43	7,760
2,325,000		Tampa Electric Co	4.100	06/15/42	2,211
5,950,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	5,415
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,633
3,000,000		Williams Partners LP	3.800	02/15/15	3,081
5,075,000		Williams Partners LP	4.000	11/15/21	5,160
7,250,000		Williams Partners LP	4.500	11/15/23	7,418
6,000,000		Williams Partners LP	5.400	03/04/44	6,157
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,705
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,114
		TOTAL UTILITIES			445,802

		TOTAL CORPORATE BONDS			4,322,347
		(Cost $4,230,931)

GOVERNMENT BONDS - 51.3%

AGENCY SECURITIES - 2.8%
16,757,997		AMAL Ltd	3.465	08/21/21	17,654
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		Amber Circle Funding Ltd	3.250%	12/04/22	$2,764
4,336,265		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,663
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,184
35,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	35,553
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,999
24,755,000		Lutheran Medical Center	1.982	02/20/30	23,007
982,681		National Credit Union Administration	1.840	10/07/20	991
16,435,813		Premier Aircraft Leasing	3.576	02/06/22	17,379
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,141
7,000,000		PEFCO	4.550	05/15/15	7,338
15,000,000		PEFCO	2.125	07/15/16	15,517
34,000,000		PEFCO	1.375	02/15/17	34,266
17,000,000		PEFCO	5.450	09/15/17	19,316
10,000,000		PEFCO	2.250	12/15/17	10,358
5,000,000		PEFCO	4.375	03/15/19	5,564
17,300,000		PEFCO	1.450	08/15/19	16,636
35,000,000		PEFCO	4.300	12/15/21	38,855
30,000,000		PEFCO	2.050	11/15/22	27,730
2,521,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,637
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	61,199
3,000,000		United States Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,331
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,153
		TOTAL AGENCY SECURITIES			395,235

FOREIGN GOVERNMENT BONDS - 6.2%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	3,805
3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,676
1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,361
2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,419
825,000		Brazilian Government International Bond	7.125	01/20/37	989
2,000,000		Brazilian Government International Bond	5.625	01/07/41	2,026
1,900,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,903
10,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	9,694
2,900,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	2,887
12,200,000		Canada Government International Bond	2.375	09/10/14	12,321
25,275,000		Canada Government International Bond	0.875	02/14/17	25,261
3,630,000		Chile Government International Bond	3.875	08/05/20	3,857
740,000		Chile Government International Bond	2.250	10/30/22	677
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,782
1,775,000		Colombia Government International Bond	2.625	03/15/23	1,597
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,406
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,680
3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,394
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,349
32,500,000		European Investment Bank	1.125	04/15/15	32,794
10,000,000		European Investment Bank	2.500	04/15/21	9,939
3,500,000		European Investment Bank	4.875	02/15/36	4,023
15,350,000		Export Development Canada	2.250	05/28/15	15,696
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,860
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,498
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,333
1,040,000		Hungary Government International Bond	4.000	03/25/19	1,033
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,700,000		Hungary Government International Bond	5.750%	11/22/23	$2,788
1,100,000		Hungary Government International Bond	5.375	03/25/24	1,102
40,200,000		Hydro Quebec	1.375	06/19/17	40,346
4,400,000		Italy Government International Bond	5.375	06/12/17	4,823
1,610,000		Italy Government International Bond	6.875	09/27/23	1,952
5,380,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	5,351
18,750,000		KFW	2.625	01/25/22	18,581
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,067
5,800,000	g,i	Kommunalbanken AS.	0.415	02/20/18	5,793
2,400,000		Korea Development Bank	1.500	01/22/18	2,348
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,896
6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,790
50,000,000		Mexican Bonos	7.750	12/14/17	4,220
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,113
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,538
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,706
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,425
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,771
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,142
43,950,000		North American Development Bank	2.400	10/26/22	41,065
10,300,000		Panama Government International Bond	5.200	01/30/20	11,402
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,206
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,544
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,503
4,175,000		Philippine Government International Bond	4.200	01/21/24	4,311
1,850,000		Poland Government International Bond	6.375	07/15/19	2,171
6,167,000		Poland Government International Bond	5.125	04/21/21	6,810
1,135,000		Poland Government International Bond	3.000	03/17/23	1,061
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,910
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,249
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,083
15,000,000		Province of British Columbia Canada	2.000	10/23/22	13,938
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,017
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,415
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,753
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,290
27,400,000		Province of Ontario Canada	4.100	06/16/14	27,619
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,794
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,531
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,829
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,495
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,865
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,652
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,637
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,305
5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,196
1,300,000	g	Republic of Serbia	5.250	11/21/17	1,349
1,510,492	i	Republic of Serbia	6.750	11/01/24	1,516
1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,281
4,500,000		Republic of Turkey	7.500	07/14/17	5,059
1,650,000		Republic of Turkey	6.000	01/14/41	1,621
2,400,000	g	Romanian Government International Bond	6.750	02/07/22	2,796
1,550,000	g	Romanian Government International Bond	4.875	01/22/24	1,566
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,900,000	g	Russian Foreign Bond - Eurobond	3.250%	04/04/17	$3,968
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,510
3,775,000	g	Slovenia Government International Bond	4.125	02/18/19	3,903
1,002,000		South Africa Government International Bond	6.875	05/27/19	1,155
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,801
3,125,000		South Africa Government International Bond	5.875	09/16/25	3,359
41,500,000		Spain Government Bond	3.750	10/31/18	62,259
3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,139
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	1,990
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,697
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,568
4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,919
8,000,000		Turkey Government International Bond	6.750	04/03/18	8,816
7,050,000		Turkey Government International Bond	5.750	03/22/24	7,293
3,500,000		United Mexican States	5.950	03/19/19	4,069
500,000		United Mexican States	5.125	01/15/20	556
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,775
		TOTAL FOREIGN GOVERNMENT BONDS			831,628

MORTGAGE BACKED - 24.1%
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	02/15/26	4,991
2,307,753	i	FHLMC	2.380	02/01/36	2,455
4,673,524	i	FHLMC	2.561	07/01/36	4,994
2,452,106	i	FHLMC	2.255	09/01/36	2,636
1,755,316	i	FHLMC	2.358	09/01/36	1,863
2,344,286	i	FHLMC	2.366	09/01/36	2,519
3,008,946	i	FHLMC	2.420	09/01/36	3,212
1,224,357	i	FHLMC	2.512	02/01/37	1,298
5,484,596	i	FHLMC	2.486	03/01/37	5,821
2,359,361	i	FHLMC	6.010	04/01/37	2,499
43,928	i	FHLMC	6.080	05/01/37	46
2,803,600	i	FHLMC	2.500	06/01/37	2,991
2,754,610	i	FHLMC	2.616	08/01/37	2,923
2,740,413	i	FHLMC	1.702	09/01/37	2,879
26,445,000		FHLMC	4.000	12/15/38	27,669
24,000,000	h	FHLMC	4.000	04/01/44	25,395
247,063		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	257
1,716,856		FGLMC	5.000	09/01/18	1,821
829,511		FGLMC	5.500	01/01/19	899
248,417		FGLMC	4.000	06/01/19	263
912,216		FGLMC	4.500	01/01/20	965
835,854		FGLMC	4.500	07/01/20	893
535,919		FGLMC	4.500	08/01/20	568
132,363		FGLMC	7.000	10/01/20	143
2,461,545		FGLMC	4.500	06/01/21	2,609
7,037,811		FGLMC	4.500	06/01/21	7,459
863,113		FGLMC	5.000	04/01/23	933
24,350		FGLMC	7.000	05/01/23	28
265,444		FGLMC	6.000	10/01/23	298
218,184		FGLMC	6.000	11/01/23	242
3,297,041		FGLMC	4.000	07/01/24	3,491
1,071,405		FGLMC	4.500	09/01/24	1,147
44,563		FGLMC	8.000	01/01/31	51
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$82,436		FGLMC	7.000%	12/01/31	$86
6,162		FGLMC	7.000	01/01/32	6
204,493		FGLMC	8.000	02/01/32	235
1,729,235		FGLMC	4.500	07/01/33	1,849
2,146,356		FGLMC	5.500	12/01/33	2,394
3,964,391		FGLMC	5.500	12/01/33	4,397
10,232,339		FGLMC	7.000	12/01/33	11,692
13,487,408		FGLMC	5.000	01/01/34	14,709
4,960,011		FGLMC	4.500	10/01/34	5,307
2,275,623		FGLMC	4.500	04/01/35	2,432
3,709,925		FGLMC	7.000	05/01/35	4,239
845,338		FGLMC	5.000	02/01/36	919
68,264		FGLMC	6.500	05/01/36	76
21,402,432		FGLMC	4.000	12/15/37	22,466
4,652,812		FGLMC	5.000	04/01/38	5,080
3,706,807		FGLMC	5.000	07/01/39	4,026
16,731,036		FGLMC	4.500	11/01/40	18,022
19,278,820		FGLMC	4.500	12/01/40	20,727
64,000,000	h	FGLMC	3.500	04/15/44	64,310
45,000,000	h	FGLMC	4.500	04/15/44	47,967
101,000,000	h	FGLMC	4.000	05/15/44	104,413
55,000,000	h	FGLMC	4.500	05/15/44	58,429
412,654		Federal National Mortgage Association (FNMA)	4.962	01/01/15	411
44,814		FNMA	7.500	02/01/15	46
97,868		FNMA	7.500	04/01/15	100
147,355		FNMA	7.500	04/01/15	151
12,409		FNMA	6.500	03/01/16	14
5,509		FNMA	6.500	04/01/16	6
96,807		FNMA	6.500	10/01/16	100
117,525		FNMA	6.500	11/01/16	123
262,125		FNMA	6.500	02/01/18	277
2,054,789		FNMA	5.500	04/01/18	2,200
292,458		FNMA	6.500	04/01/18	310
99,848		FNMA	6.000	01/01/19	111
23,992		FNMA	6.000	02/01/19	27
1,253,626		FNMA	5.500	07/01/20	1,364
470,295		FNMA	4.500	11/01/20	498
1,169,627		FNMA	5.500	08/01/21	1,272
833,770		FNMA	4.500	03/01/23	885
78,960		FNMA	8.000	03/01/23	88
1,506,518		FNMA	4.500	06/01/23	1,597
2,231,559		FNMA	5.000	07/01/23	2,404
1,157,432		FNMA	5.000	12/01/23	1,260
388,023		FNMA	5.500	02/01/24	428
1,656,370		FNMA	4.000	05/01/24	1,754
25,346,579		FNMA	2.500	06/25/24	25,999
754,741		FNMA	5.500	07/01/24	832
147,464		FNMA	8.000	07/01/24	171
1,322,716		FNMA	4.500	08/01/24	1,402
1,006,588		FNMA	5.500	08/01/24	1,110
6,518,647		FNMA	4.000	09/01/24	6,903
2,884,505		FNMA	5.000	10/01/25	3,141
31,179		FNMA	9.000	11/01/25	36
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,739,351		FNMA	3.000%	05/01/27	$10,023
18,000,000	h	FNMA	2.500	04/25/29	17,986
40,000,000	h	FNMA	3.000	04/25/29	41,087
109,000,000	h	FNMA	3.500	04/25/29	114,280
45,000,000	h	FNMA	4.000	04/25/29	47,579
15,000,000	h	FNMA	2.500	05/25/29	14,948
41,000,000	h	FNMA	3.000	05/25/29	41,999
31,000,000	h	FNMA	2.500	06/25/29	30,801
48,727,715		FNMA	3.000	03/25/31	50,358
1,967,874		FNMA	6.500	07/01/32	2,225
168,049		FNMA	7.000	07/01/32	188
177,893		FNMA	7.000	07/01/32	193
1,603,689		FNMA	4.500	03/25/33	1,669
11,722,974		FNMA	3.000	10/01/33	11,703
1,839,979		FNMA	4.500	10/01/33	1,969
3,523,809		FNMA	5.000	11/01/33	3,902
199,569		FNMA	5.000	11/01/33	221
29,644,828		FNMA	4.000	01/01/34	31,185
7,572,569		FNMA	3.500	03/25/34	7,501
13,699,907		FNMA	5.500	02/01/35	15,222
3,200,511		FNMA	4.500	05/01/35	3,421
70,273		FNMA	7.500	06/01/35	77
1,628,942	i	FNMA	2.261	02/01/36	1,741
1,265,992	i	FNMA	2.379	07/01/36	1,366
83,174		FNMA	6.500	03/01/37	93
2,082,040		FNMA	6.000	09/01/37	2,348
2,098,320		FNMA	6.000	09/01/37	2,348
2,046,503		FNMA	6.500	09/01/37	2,296
5,250,627	i	FNMA	2.400	10/01/37	5,620
85,587		FNMA	6.500	02/01/38	96
1,850,946	i	FNMA	2.023	10/01/38	1,973
10,524,834		FNMA	5.500	12/01/38	11,756
20,870,019		FNMA	4.000	02/01/39	21,688
6,205,678		FNMA	4.000	04/01/39	6,475
23,977,312		FNMA	4.000	04/25/39	25,392
49,667,904		FNMA	4.000	06/25/39	52,426
7,944,925		FNMA	5.500	08/01/39	8,790
1,415,858		FNMA	6.000	10/01/40	1,581
938,013	h	FNMA	3.500	01/01/41	944
15,160,040	h	FNMA	3.500	03/01/41	15,263
3,878,581	h	FNMA	3.500	11/01/41	3,905
3,344,799	h	FNMA	3.500	11/01/41	3,368
5,795,584		FNMA	4.000	12/01/41	6,047
2,871,208	h	FNMA	3.500	01/01/42	2,894
10,000,000		FNMA	4.000	01/25/42	10,366
25,238,846	h	FNMA	3.000	10/01/42	24,392
14,886,759		FNMA	3.500	10/01/42	14,987
869,839		FNMA	3.500	12/01/42	867
13,031,152		FNMA	3.000	01/01/43	12,594
26,579,820		FNMA	3.000	01/01/43	25,452
28,480,830		FNMA	3.000	01/01/43	27,525
4,804,178	h	FNMA	3.500	01/01/43	4,837
16,934,702		FNMA	3.000	02/01/43	16,366
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,734,925		FNMA	3.000%	02/01/43	$4,580
36,414,844		FNMA	3.000	02/01/43	35,193
7,102,951		FNMA	3.500	02/01/43	7,164
3,630,056		FNMA	3.500	02/01/43	3,618
4,631,562		FNMA	3.500	03/01/43	4,616
11,304,813		FNMA	3.000	05/01/43	10,931
1,807,119		FNMA	3.500	05/01/43	1,822
1,108,923		FNMA	3.500	05/01/43	1,118
1,069,707		FNMA	3.500	05/01/43	1,079
886,952		FNMA	3.500	06/01/43	894
2,290,197		FNMA	3.500	06/01/43	2,310
1,797,454		FNMA	3.500	06/01/43	1,813
5,843,606		FNMA	3.500	06/01/43	5,825
4,747,398		FNMA	3.500	06/01/43	4,788
1,449,031		FNMA	3.500	06/01/43	1,444
2,469,352		FNMA	3.500	06/01/43	2,490
5,289,954		FNMA	3.500	06/01/43	5,273
1,080,703		FNMA	3.500	06/01/43	1,090
6,537,964		FNMA	3.500	07/01/43	6,594
3,144,680		FNMA	3.500	07/01/43	3,171
5,883,668		FNMA	3.500	07/01/43	5,865
810,127		FNMA	3.500	08/01/43	807
47,112,588		FNMA	4.000	09/01/43	49,147
39,551,605		FNMA	4.000	09/01/43	41,296
22,372,591		FNMA	4.000	09/01/43	23,363
3,490,159		FNMA	3.500	10/01/43	3,479
4,720,166		FNMA	3.500	11/01/43	4,705
7,986,439		FNMA	4.000	12/01/43	8,341
7,959,772		FNMA	4.000	12/01/43	8,313
2,149,929		FNMA	3.500	01/01/44	2,143
62,000,000	h	FNMA	3.500	04/25/44	62,368
84,000,000	h	FNMA	4.000	04/25/44	87,308
70,000,000	h	FNMA	4.500	04/25/44	74,670
29,000,000	h	FNMA	5.000	04/25/44	31,617
54,000,000	h	FNMA	5.500	04/25/44	59,630
116,000,000	h	FNMA	3.500	05/25/44	116,290
59,000,000	h	FNMA	4.000	05/25/44	61,111
118,000,000	h	FNMA	4.500	05/25/44	125,449
162,000,000	h	FNMA	5.000	05/25/44	176,188
36,000,000	h	FNMA	5.500	05/25/44	39,703
13,046,350		Government National Mortgage Assocaition (GNMA)	5.000	02/20/44	14,284
5,974		GNMA	9.000	06/15/16	6
2,915		GNMA	9.000	09/15/16	3
2,256		GNMA	9.000	09/15/16	2
6,627		GNMA	9.000	11/15/16	7
2,021		GNMA	9.000	12/15/16	2
4,670		GNMA	9.000	12/15/16	5
30,557		GNMA	9.500	12/15/16	33
15,616		GNMA	8.000	06/15/24	17
32,412		GNMA	8.500	11/20/30	38
50,729		GNMA	8.500	12/20/30	60
1,207,489		GNMA	5.500	07/15/33	1,350
694,967		GNMA	5.500	11/20/33	776
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,505,199		GNMA	5.500%	03/20/35	$2,797
1,295,286		GNMA	5.500	12/20/35	1,438
777,331		GNMA	6.000	10/20/36	881
824,068		GNMA	6.000	01/20/37	934
2,277,465		GNMA	6.000	02/20/37	2,580
1,803,664		GNMA	5.000	04/15/38	1,973
1,821,187		GNMA	5.500	07/15/38	2,017
2,898,710		GNMA	5.500	07/20/38	3,203
997,930		GNMA	6.000	08/20/38	1,131
1,637,043		GNMA	6.500	11/20/38	1,851
1,744,276		GNMA	2.176	05/16/39	1,759
3,648,071		GNMA	5.000	06/15/39	4,019
4,359,333		GNMA	5.000	06/15/39	4,808
8,046,334		GNMA	4.500	07/20/39	8,698
2,370,767		GNMA	5.000	07/20/39	2,589
1,150,448		GNMA	4.000	11/20/39	1,208
14,162,097		GNMA	5.000	09/20/43	15,493
7,714,528		GNMA	6.500	01/15/44	8,069
11,242,818		GNMA	5.000	03/20/44	12,325
74,000,000	h	GNMA	3.000	04/15/44	72,763
198,000,000	h	GNMA	3.500	04/15/44	201,991
81,000,000	h	GNMA	4.000	04/15/44	85,075
95,000,000	h	GNMA	4.500	04/15/44	102,392
43,000,000	h	GNMA	6.000	04/15/44	48,101
67,000,000	h	GNMA	3.500	04/20/44	68,371
50,000,000	h	GNMA	4.000	04/20/44	52,539
33,000,000	h	GNMA	4.500	04/20/44	35,573
		TOTAL MORTGAGE BACKED			3,178,159

MUNICIPAL BONDS - 4.0%
1,985,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,049
15,000,000		City of New York NY	2.450	04/01/19	15,192
10,000,000		City of New York NY	2.650	04/01/20	10,080
14,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	14,140
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,509
8,800,000		New York State Urban Development Corp	0.550	03/15/16	8,778
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,660
2,000,000		Permanent University Fund	1.439	07/01/17	1,998
2,625,000		Permanent University Fund	1.730	07/01/18	2,607
4,720,000		Permanent University Fund	1.880	07/01/19	4,607
2,320,000		Permanent University Fund	2.258	07/01/20	2,255
2,160,000		Permanent University Fund	2.408	07/01/21	2,085
2,750,000		Permanent University Fund	2.508	07/01/22	2,641
2,855,000		Permanent University Fund	2.608	07/01/23	2,718
3,250,000		Permanent University Fund	2.708	07/01/24	3,066
2,335,000		Permanent University Fund	2.808	07/01/25	2,206
3,775,000		Permanent University Fund	2.908	07/01/26	3,536
4,000,000		Permanent University Fund	3.008	07/01/27	3,732
18,535,000		Permanent University Fund	3.575	07/01/32	16,539
12,300,000		State of California	0.850	02/01/15	12,337
9,000,000		State of California	5.450	04/01/15	9,448
15,625,000		State of California	1.050	02/01/16	15,682
11,370,000		State of California	5.950	04/01/16	12,498
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$2,915,000	State of Georgia	1.750%	07/01/19	$2,873
3,060,000	State of Georgia	2.000	07/01/20	2,985
3,215,000	State of Georgia	2.150	07/01/21	3,087
3,905,000	State of Georgia	2.750	07/01/25	3,655
4,100,000	State of Georgia	2.850	07/01/26	3,813
4,305,000	State of Georgia	2.950	07/01/27	3,978
4,520,000	State of Georgia	3.050	07/01/28	4,159
3,245,000	State of Georgia	3.150	07/01/29	2,990
4,385,000	State of Illinois	4.511	03/01/15	4,535
12,500,000	State of Illinois	2.000	06/15/15	12,717
12,500,000	State of Illinois	0.750	06/15/16	12,514
19,760,000	State of Illinois	4.833	02/01/17	21,161
12,500,000	State of Illinois	1.750	06/15/17	12,684
8,000,000	State of Illinois	4.350	06/01/18	8,452
7,500,000	State of Illinois	2.000	06/15/18	7,521
7,500,000	State of Illinois	2.000	06/15/19	7,398
7,160,000	State of Illinois	5.463	02/01/20	7,781
12,500,000	State of Illinois	1.930	06/15/20	11,936
12,500,000	State of Illinois	2.250	06/15/21	11,867
10,000,000	State of Illinois	4.310	04/01/23	9,843
11,535,000	State of Illinois	4.610	04/01/25	11,328
9,350,000	State of Illinois	4.760	04/01/26	9,181
12,500,000	State of Illinois	3.150	06/15/26	11,561
13,880,000	State of Illinois	4.910	04/01/27	13,400
12,500,000	State of Illinois	3.250	06/15/27	11,484
8,115,000	State of Illinois	5.010	04/01/28	7,783
20,870,000	State of Michigan	3.500	05/15/30	19,024
21,640,000	State of Michigan	3.600	05/15/31	19,612
22,455,000	State of Michigan	3.700	05/15/32	20,417
13,515,000	University of California	1.296	05/15/18	13,287
60,000,000	University of California	1.796	07/01/19	58,849
11,735,000	University of California	1.995	05/15/20	11,364
4,500,000	University of California	2.300	05/15/21	4,334
6,000,000	University of California	2.570	05/15/22	5,765
	TOTAL MUNICIPAL BONDS			533,701

U.S. TREASURY SECURITIES - 14.2%
22,000,000	United States Treasury Bond	6.375	08/15/27	30,188
49,175,000	United States Treasury Bond	5.250	02/15/29	61,522
45,661,000	United States Treasury Bond	5.375	02/15/31	58,410
677,000	United States Treasury Bond	4.500	02/15/36	795
19,135,000	United States Treasury Bond	4.375	05/15/41	22,119
16,434,000	United States Treasury Bond	3.750	08/15/41	17,122
71,375,000	United States Treasury Bond	3.625	08/15/43	72,245
84,420,000	United States Treasury Bond	3.750	11/15/43	87,401
16,000,000	United States Treasury Bond	3.625	02/15/44	16,185
6,050,000	United States Treasury Note	0.250	05/31/14	6,052
35,905,000	United States Treasury Note	0.250	11/30/14	35,944
50,485,000	United States Treasury Note	0.125	12/31/14	50,497
175,415,000	United States Treasury Note	0.250	01/31/15	175,614
112,305,000	United States Treasury Note	0.250	02/28/15	112,419
72,796,000	United States Treasury Note	0.250	05/31/15	72,873
1,000	United States Treasury Note	0.375	06/30/15	1
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,717,000		United States Treasury Note	1.875%	06/30/15	$12,986
15,952,000		United States Treasury Note	1.750	07/31/15	16,284
141,110,000		United States Treasury Note	0.250	08/15/15	141,226
59,005,000		United States Treasury Note	0.250	09/15/15	59,028
3,000,000		United States Treasury Note	0.250	09/30/15	3,001
42,788,000		United States Treasury Note	0.250	10/15/15	42,786
18,485,000		United States Treasury Note	1.250	10/31/15	18,771
17,747,000		United States Treasury Note	0.375	11/15/15	17,774
5,900,000		United States Treasury Note	0.250	12/31/15	5,892
3,300,000		United States Treasury Note	0.375	03/15/16	3,298
9,800,000		United States Treasury Note	2.375	03/31/16	10,180
10,000,000		United States Treasury Note	3.125	10/31/16	10,619
33,675,000		United States Treasury Note	0.750	01/15/17	33,625
82,500,000		United States Treasury Note	0.625	02/15/17	81,978
3,550,000		United States Treasury Note	0.750	03/15/17	3,537
17,100,000	l	United States Treasury Note	2.250	07/31/18	17,640
80,466,900		United States Treasury Note	1.375	09/30/18	79,744
10,365,000		United States Treasury Note	1.750	10/31/18	10,433
5,625,000		United States Treasury Note	1.375	02/28/19	5,533
33,071,000		United States Treasury Note	1.500	02/28/19	32,740
10,070,000		United States Treasury Note	1.625	03/31/19	10,019
5,550,000		United States Treasury Note	1.000	06/30/19	5,317
3,870,000		United States Treasury Note	1.250	10/31/19	3,731
319,500		United States Treasury Note	2.625	11/15/20	328
825,000		United States Treasury Note	2.125	01/31/21	817
27,720,000		United States Treasury Note	2.000	02/28/21	27,194
189,872,000		United States Treasury Note	8.000	11/15/21	264,753
137,862,000		United States Treasury Note	2.750	02/15/24	138,164
		TOTAL U.S. TREASURY SECURITIES			1,876,785

		TOTAL GOVERNMENT BONDS			6,815,508
		(Cost $6,758,269)

STRUCTURED ASSETS - 12.6%

ASSET BACKED - 9.1%
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	12,865
		Series - 2012 1 (Class A2)
32,000,000		Ally Auto Receivables Trust	0.540	07/15/16	32,033
		Series - 2013 2 (Class A2A)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,076
		Series - 2012 2 (Class B)
10,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	10,197
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,350
		Series - 2010 2 (Class A)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	24,081
		Series - 2013 1 (Class A2)
39,753,000		Ally Master Owner Trust	1.720	07/15/19	39,947
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,675
		Series - 2012 5 (Class A)
7,223,000		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	7,328
		Series - 2011 2 (Class C)
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,335,000		AmeriCredit Automobile Receivables Trust	1.590%	07/10/17	$6,394
		Series - 2012 3 (Class B)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,432
		Series - 2012 5 (Class C)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,493
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
6,710,000	g	Avis Budget Rental Car Funding AESOP LLC	2.370	11/20/14	6,761
		Series - 2011 2A (Class A)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	4,199
		Series - 2010 3A (Class B)
700,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	717
		Series - 2012 1A (Class B)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,894
		Series - 2011 3A (Class B)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,948
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,146
		Series - 2012 2A (Class B)
11,790,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	11,668
		Series - 2013 1A (Class A)
41,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	42,640
		Series - 2013 2A (Class A)
2,715,774	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	2,670
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,895
		Series - 2013 1 (Class B)
3,175,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	3,153
		Series - 2013 1 (Class C)
30,000,000		CarMax Auto Owner Trust	0.520	11/15/16	30,027
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	21,011
		Series - 2013 4 (Class A3)
3,959,793	i,m	CCR, Inc	0.599	07/10/17	3,834
		Series - 2010 CX (Class C)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	887
		Series - 2004 2 (Class 1M2)
1,649,596	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,645
		Series - 2002 1 (Class AF6)
40,000,000		Citibank Credit Card Issuance Trust	0.730	02/07/18	40,059
		Series - 2013 A10 (Class A10)
13,790,000	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	13,929
		Series - 2013 1A (Class A2)
342,704	i	Countrywide Asset-Backed Certificates	0.974	05/25/36	341
		Series - 2004 AB2 (Class A3)
847,102	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	852
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	6,138
		Series - 2011 LC1A (Class C)
22,405,000		Discover Card Execution Note Trust	0.810	08/15/17	22,483
		Series - 2012 A1 (Class A1)
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$133,564,150	g	Dominos Pizza Master Issuer LLC	5.216%	01/25/42	$142,876
		Series - 2012 1A (Class A2)
9,020,382	g	Enterprise Fleet Financing LLC	0.680	09/20/18	9,019
		Series - 2013 1 (Class A2)
1,120,119	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,119
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,805
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,232
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,853
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	5,977
		Series - 2013 A (Class C)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,748
		Series - 2012 C (Class D)
12,861,000		Ford Credit Floorplan Master	0.850	01/15/18	12,891
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,397
		Series - 2013 5 (Class B)
3,980,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	4,026
		Series - 2011 1A (Class A1)
49,305,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	51,053
		Series - 2009 2A (Class A2)
41,885,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	43,272
		Series - 0 2A (Class B2)
14,315,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	15,017
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,008
		Series - 2013 1A (Class B1)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,440
		Series - 2013 1A (Class A2)
8,500,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	8,409
		Series - 2013 1A (Class B2)
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	100,060
		Series - 2014 T1 (Class AT1)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,916
		Series - 2013 A (Class B)
3,075,911	i	Irwin Home Equity Corp	0.534	02/25/34	2,915
		Series - 2005 A (Class A3)
18,373,686	g	JG Wentworth XXII LLC	3.820	12/15/48	19,282
		Series - 2010 3A (Class A)
4,210,403	i	Lehman XS Trust	0.404	02/25/36	3,806
		Series - 2006 1 (Class 1A1)
15,349,581		Lehman XS Trust	6.500	06/25/46	12,037
		Series - 2006 13 (Class 2A1)
268,740	i	Long Beach Mortgage Loan Trust	0.904	02/25/35	268
		Series - 2005 1 (Class M1)
70,000,000	g,m	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	70,000
		Series - 2014 T1 (Class A1)
25,000,000		Nissan Auto Lease Trust	0.740	10/15/18	25,025
		Series - 2013 A (Class A4)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,648,008	i	Park Place Securities, Inc	1.099%	09/25/34	$1,639
		Series - 2004 WHQ1 (Class M1)
30,442	i	Renaissance Home Equity Loan Trust	1.034	08/25/33	29
		Series - 2003 2 (Class A)
201,208	i	Residential Asset Securities Corp	6.489	10/25/30	201
		Series - 2001 KS2 (Class AI6)
1,218,269	i	Residential Asset Securities Corp	0.584	04/25/35	1,207
		Series - 2005 KS3 (Class M3)
4,398,714		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	4,463
		Series - 2006 HI5 (Class A3)
1,950,778	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,015
		Series - 2005 HI1 (Class A5)
976,729		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	981
		Series - 2006 HI3 (Class A3)
2,398,285	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,436
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	367
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	4,017
		Series - 2013 1 (Class C)
15,000,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	15,156
		Series - 2013 A (Class B)
1,600,596	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	1,564
		Series - 2006 OP1 (Class A2C)
655,608	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	658
		Series - 2013 1A (Class A)
17,626,770	g	Sierra Timeshare 2013-3 Receivables Funding LLC	2.700	10/20/30	17,708
		Series - 2013 3A (Class B)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,825
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,575
		Series - 2012 A (Class A2)
2,477,568	i	Soundview Home Equity Loan Trust	0.454	11/25/35	2,446
		Series - 2005 OPT3 (Class A4)
385,056	i	Structured Asset Investment Loan Trust	0.754	05/25/35	385
		Series - 2005 4 (Class M1)
8,819,471	g,i	Structured Asset Securities Corp	0.374	10/25/36	8,536
		Series - 2006 GEL4 (Class A2)
13,500,000	g	Volvo Financial Equipment LLC	0.540	11/15/16	13,500
		Series - 2014 1A (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	10,018
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,434
		Series - 2010 VNO (Class C)
868,653	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	879
		Series - 2006 N1 (Class N1)
1,676,239	g,i	Wachovia Loan Trust	0.514	05/25/35	1,579
		Series - 2005 SD1 (Class A)
1,201,452	i	Wells Fargo Home Equity Trust	0.294	07/25/36	1,190
		Series - 2006 2 (Class A3)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,841
		Series - 2013 B (Class A)
		TOTAL ASSET BACKED			1,163,868
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
OTHER MORTGAGE BACKED - 3.5%
$14,549,000	i	Banc of America Commercial Mortgage Trust	5.482%	01/15/49	$15,288
		Series - 2007 1 (Class AMFX)
9,275,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	10,295
		Series - 2007 4 (Class AM)
12,765,000	i	Bear Stearns Commercial Mortgage Securities	5.958	09/11/42	13,908
		Series - 2007 T28 (Class AJ)
8,245,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	8,612
		Series - 2007 PW15 (Class AM)
5,870,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,894
		Series - 2012 GC8 (Class A2)
21,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	23,695
		Series - 2007 C3 (Class AM)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	5,007
		Series - 2007 C3 (Class AJ)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,490
		Series - 2007 C2 (Class AMFX)
2,080,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,299
		Series - 2007 C9 (Class AM)
3,199,877		Countrywide Alternative Loan Trust	5.500	08/25/16	3,312
		Series - 2004 30CB (Class 1A15)
1,414,161		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,413
		Series - 2005 6 (Class 1A10)
114,546		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	114
		Series - 2005 12 (Class 1A5)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,010
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,065
		Series - 2005 C5 (Class B)
2,867,106	g,i	Credit Suisse Mortgage Capital Certificates	0.335	04/15/22	2,843
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,594
		Series - 2006 OMA (Class D)
12,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	13,919
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,715
		Series - 2009 RR1 (Class A3C)
3,305,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,352
		Series - 2012 SHOP (Class A)
20,000,000	i	GS Mortgage Securities Corp II	5.610	04/10/38	21,478
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.225	12/10/43	6,477
		Series - 2010 C2 (Class B)
18,400,888	g	GS Mortgage Securities Trust	2.059	04/10/31	17,811
		Series - 2013 G1 (Class A1)
4,429,540	i	HarborView Mortgage Loan Trust	0.376	07/19/47	3,768
		Series - 2007 4 (Class 2A1)
2,204,447	i	Impac CMB Trust	0.814	03/25/35	2,011
		Series - 2004 11 (Class 2A1)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	7,027
		Series - 2011 C4 (Class C)
1,965,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.884	02/15/51	2,121
		Series - 2007 C1 (Class AM)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911%	07/15/42	$8,074
		Series - 2005 LDP2 (Class C)
59,462,701		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	63,253
		Series - 2006 LDP9 (Class A1A)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,231
		Series - 2007 LD12 (Class AM)
3,350,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	3,644
		Series - 2006 C7 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,844
		Series - 2005 C5 (Class AJ)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.326	02/12/51	2,404
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.326	02/12/51	2,399
		Series - 0 C1 (Class AJA)
12,000,000	i	Merrill Lynch Mortgage Trust 2005-CKI1	5.283	11/12/37	12,261
		Series - 2005 CKI1 (Class B)
5,000,000	i	Merrill Lynch Mortgage Trust 2005-MCP1	4.805	06/12/43	5,222
		Series - 2005 MCP1 (Class AM)
2,265,000	g,i	Morgan Stanley Capital I	5.811	08/12/41	2,367
		Series - 2006 T23 (Class B)
12,300,000	i	Morgan Stanley Capital I	5.793	07/12/44	13,199
		Series - 2006 HQ9 (Class AJ)
3,550,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	3,724
		Series - 2011 C1 (Class D)
1,393,744		Residential Accredit Loans, Inc	4.350	03/25/34	1,443
		Series - 2004 QS4 (Class A1)
1,588,718		RFMSI Trust	5.500	03/25/35	1,637
		Series - 2005 S2 (Class A6)
2,695,809	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,750
		Series - 2012 1A (Class A)
2,971,294	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	3,012
		Series - 0 2A (Class A)
43,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	46,815
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	36,420
		Series - 2007 C34 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	5,073
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,867
		Series - 2007 C31 (Class AM)
4,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,125
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,236
		Series - 2007 C32 (Class B)
7,599,644	i	WaMu Mortgage Pass-Through Certificates	0.504	12/25/45	6,915
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,198
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			460,631

		TOTAL STRUCTURED ASSETS			1,624,499
		(Cost $1,620,133)

		TOTAL BONDS			12,762,354
		(Cost $12,609,333)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
470,597	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$5,176
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	16,004
		TOTAL BANKS			21,180
		TOTAL PREFERRED STOCKS			21,180
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 17.4%
GOVERNMENT AGENCY DEBT - 0.5%
$13,500,000		Federal Home Loan Bank (FHLB)	0.055	04/11/14	13,500
20,000,000		FHLB	0.065	04/25/14	19,999
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.090	09/05/14	19,995
20,200,000		Federal National Mortgage Association (FNMA)	0.088	08/25/14	20,196
		TOTAL GOVERNMENT AGENCY DEBT			73,690

TREASURY DEBT - 16.9%
163,500,000	w	United States Treasury Bill	0.105	04/03/14	163,499
28,000,000	w	United States Treasury Bill	0.047-0.067	04/17/14	27,999
20,300,000	w	United States Treasury Bill	0.051	04/24/14	20,299
111,000,000	w	United States Treasury Bill	0.070-0.107	05/01/14	110,990
77,000,000		United States Treasury Bill	0.045-0.050	05/08/14	76,996
19,400,000		United States Treasury Bill	0.049	05/29/14	19,398
46,000,000	w	United States Treasury Bill	0.070	06/19/14	45,998
309,500,000	w	United States Treasury Bill	0.050-0.096	06/26/14	309,474
88,000,000	w	United States Treasury Bill	0.061	07/10/14	87,990
9,800,000		United States Treasury Bill	0.060	07/17/14	9,799
515,200,000	w	United States Treasury Bill	0.056-0.120	07/24/14	515,131
57,000,000		United States Treasury Bill	0.050	08/14/14	56,987
692,500,000	w	United States Treasury Bill	0.060-0.135	08/21/14	692,343
49,000,000	w	United States Treasury Bill	0.102	10/16/14	48,985
30,000,000		United States Treasury Bill	0.073	11/13/14	29,988
14,000,000	w	United States Treasury Note	0.250	06/30/14	14,007
		TOTAL TREASURY DEBT			2,229,883

		TOTAL SHORT-TERM INVESTMENTS			2,303,573
		(Cost $2,303,256)

		TOTAL INVESTMENTS - 114.2%			15,105,185
		(Cost $14,980,542)
		OTHER ASSETS & LIABILITIES, NET - (14.2)%			(1,884,601)
		NET ASSETS - 100.0%			$13,220,584
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $1,912,138,000, or 14.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
341

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.7%

U.S. TREASURY SECURITIES - 99.7%
		United States Treasury Bond
$10,000,000		3.625%, 02/15/44	$10,116
	k	United States Treasury Inflation Indexed Bonds
189,733,908		0.500%, 04/15/15	193,588
175,076,720		1.875%, 07/15/15	183,557
180,827,015		2.000%, 01/15/16	191,889
404,135,254		0.125%, 04/15/16	415,059
216,079,971		2.500%, 07/15/16	235,730
173,978,590		2.375%, 01/15/17	190,520
471,544,150		0.125%, 04/15/17	484,843
142,980,950		2.625%, 07/15/17	160,094
165,287,462		1.625%, 01/15/18	179,414
233,219,900		0.125%, 04/15/18	238,577
147,074,472		1.375%, 07/15/18	159,576
144,341,525		2.125%, 01/15/19	161,189
181,836,400		1.875%, 07/15/19	202,378
220,966,794		1.375%, 01/15/20	238,799
285,950,010		1.250%, 07/15/20	308,156
355,976,119		1.125%, 01/15/21	377,891
338,092,434		0.625%, 07/15/21	348,103
336,857,953		0.125%, 01/15/22	330,016
393,606,090		0.125%, 07/15/22	385,549
266,492,640		0.125%, 01/15/23	257,852
51,256,530		0.375%, 07/15/23	50,696
56,384,438		0.625%, 01/15/24	56,578
245,382,586		2.375%, 01/15/25	288,957
210,139,963		2.000%, 01/15/26	239,281
157,963,398		2.375%, 01/15/27	187,520
195,263,607		1.750%, 01/15/28	216,346
141,751,012		3.625%, 04/15/28	192,704
177,458,373		2.500%, 01/15/29	215,501
166,587,456		3.875%, 04/15/29	235,175
60,955,877		3.375%, 04/15/32	84,252
85,108,738		2.125%, 02/15/40	101,904
101,890,062		2.125%, 02/15/41	122,435
235,273,684		0.750%, 02/15/42	205,019
115,972,200		0.625%, 02/15/43	97,109
20,071,200		1.375%, 02/15/44	20,482
		TOTAL U.S. TREASURY SECURITIES	7,566,855

		TOTAL GOVERNMENT BONDS
		(Cost $7,190,480)	7,566,855

		TOTAL INVESTMENTS - 99.7%	7,566,855
		(Cost $7,190,480)
342

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	22,311
	NET ASSETS - 100.0%	$7,589,166

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
343

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.2%

MEDIA - 0.1%
$9,750,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$9,724
		TOTAL MEDIA			9,724

UTILITIES - 0.1%
11,500,000	i	ExGen Renewables I LLC	5.250	02/06/21	11,658
		TOTAL UTILITIES			11,658

		TOTAL BANK LOAN OBLIGATIONS			21,382
		(Cost $21,173)

BONDS - 38.9%

CORPORATE BONDS - 14.2%

AUTOMOBILES & COMPONENTS - 0.2%
2,350,000		BorgWarner, Inc	4.625	09/15/20	2,476
10,000,000		Ford Motor Co	4.750	01/15/43	9,670
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,643
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,608
		TOTAL AUTOMOBILES & COMPONENTS			20,397

BANKS - 3.5%
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,110
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.684	02/26/16	9,760
19,500,000		BB&T Corp	2.150	03/22/17	19,952
7,375,000		BB&T Corp	1.600	08/15/17	7,396
14,000,000		Branch Banking & Trust Co	1.450	10/03/16	14,158
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,275
9,250,000	i	Capital One Financial Corp	0.877	11/06/15	9,278
9,250,000	e,i	Capital One NA	0.684	03/22/16	9,260
9,250,000		Capital One NA	1.500	03/22/18	9,056
10,000,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.715	03/18/16	10,055
8,700,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	8,630
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,977
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	7,203
19,250,000		Discover Bank	2.000	02/21/18	19,163
11,975,000		Discover Bank	4.200	08/08/23	12,278
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	15,185
16,175,000		HSBC Holdings plc	4.250	03/14/24	16,195
6,350,000		HSBC Holdings plc	5.250	03/14/44	6,421
9,750,000	e	HSBC USA, Inc	1.625	01/16/18	9,670
344

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$16,760,000	e	Huntington Bancshares, Inc	2.600%	08/02/18	$16,873
7,325,000		Huntington National Bank	1.350	08/02/16	7,361
19,000,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	19,064
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,440
18,000,000		Manufacturers & Traders Trust Co	1.450	03/07/18	17,613
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,768
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,312
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,374
3,500,000	i	National City Bank	0.583	12/15/16	3,477
9,900,000		People’s United Financial, Inc	3.650	12/06/22	9,702
9,725,000		PNC Bank NA	2.200	01/28/19	9,693
4,150,000		PNC Bank NA	2.700	11/01/22	3,899
8,245,000	e	PNC Bank NA	2.950	01/30/23	7,828
5,000,000		PNC Funding Corp	3.625	02/08/15	5,133
14,000,000		Regions Financial Corp	2.000	05/15/18	13,721
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,024
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,420
9,750,000		Royal Bank of Canada	1.500	01/16/18	9,668
10,000,000		Royal Bank of Canada	2.200	07/27/18	10,065
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,633
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,213
4,610,000	i	State Street Bank and Trust Co	0.435	12/08/15	4,605
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,484
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,427
14,500,000	i	Toronto-Dominion Bank	0.786	04/30/18	14,582
5,000,000		US Bancorp	2.875	11/20/14	5,079
10,250,000		US Bancorp	2.950	07/15/22	9,859
3,750,000	i	US Bank NA	0.522	10/14/14	3,755
3,000,000		US Bank NA	4.950	10/30/14	3,079
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,931
		TOTAL BANKS			480,104

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,228
9,500,000		Eaton Corp	0.950	11/02/15	9,533
2,500,000		Eaton Corp	4.000	11/02/32	2,418
3,100,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	3,091
4,600,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,697
10,000,000		John Deere Capital Corp	1.950	03/04/19	9,893
3,150,000		Masco Corp	7.125	03/15/20	3,638
5,155,000		Pall Corp	5.000	06/15/20	5,639
18,350,000		Pentair Finance S.A.	1.350	12/01/15	18,446
1,500,000		Pentair Finance S.A.	2.650	12/01/19	1,464
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,762
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,619
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,272
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,211
5,000,000		Timken Co	6.000	09/15/14	5,111
		TOTAL CAPITAL GOODS			95,022

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
9,075,000		Air Lease Corp	3.875	04/01/21	9,075
4,750,000		Waste Management, Inc	2.600	09/01/16	4,919
345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,730,000		Waste Management, Inc	4.600%	03/01/21	$2,961
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			16,955

CONSUMER DURABLES & APPAREL - 0.1%
1,450,000		Mohawk Industries, Inc	3.850	02/01/23	1,424
1,100,000		Whirlpool Corp	8.600	05/01/14	1,107
10,825,000		Whirlpool Corp	5.150	03/01/43	11,095
		TOTAL CONSUMER DURABLES & APPAREL			13,626

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,156
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,061
1,250,000		McDonald’s Corp	5.000	02/01/19	1,412
7,550,000		Nature Conservancy	6.300	07/01/19	8,626
5,145,000		Salvation Army	5.637	09/01/26	5,476
2,275,000	g	Service Corp International	5.375	01/15/22	2,303
		TOTAL CONSUMER SERVICES			27,034

DIVERSIFIED FINANCIALS - 2.1%
5,000,000	i	American Express Centurion Bank	0.687	11/13/15	5,023
8,650,000		American Express Co	1.550	05/22/18	8,492
9,000,000		American Express Credit Corp	2.125	07/27/18	9,042
24,000,000		Bank of America Corp	1.350	11/21/16	24,037
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,107
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,784
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,141
19,750,000	i	Bank of New York Mellon Corp	0.467	10/23/15	19,794
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,559
15,000,000	e	Bank of New York Mellon Corp	1.300	01/25/18	14,724
14,250,000	i	Bank of New York Mellon Corp	0.675	03/06/18	14,273
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,054
2,850,000		BlackRock, Inc	1.375	06/01/15	2,877
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,148
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,945
14,000,000		Capital One Bank USA NA	2.250	02/13/19	13,897
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,838
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,135
12,425,000		Capital One Financial Corp	1.000	11/06/15	12,443
9,000,000		CIT Group, Inc	3.875	02/19/19	9,098
9,500,000	g	EDP Finance BV	5.250	01/14/21	9,799
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,119
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,276
11,000,000	i	Ford Motor Credit Co LLC	1.487	05/09/16	11,184
9,000,000		Ford Motor Credit Co LLC	2.375	01/16/18	9,076
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,492
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,032
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,752
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,024
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,128
3,000,000		State Street Corp	4.300	05/30/14	3,019
4,900,000		State Street Corp	1.350	05/15/18	4,811
8,300,000		State Street Corp	3.100	05/15/23	7,890
		TOTAL DIVERSIFIED FINANCIALS			285,013
346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
ENERGY - 0.9%
$5,000,000		Apache Corp	4.750%	04/15/43	$5,026
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,352
2,500,000		Devon Energy Corp	6.300	01/15/19	2,928
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,230
3,000,000		Hess Corp	5.600	02/15/41	3,294
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,743
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,993
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,113
14,000,000		Noble Energy, Inc	5.250	11/15/43	14,612
9,886,000		Noble Holding International Ltd	2.500	03/15/17	10,059
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,132
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	1,963
2,950,000	g	ONE Gas, Inc	4.658	02/01/44	3,063
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,530
6,975,000		Statoil ASA	1.200	01/17/18	6,842
9,000,000	i	Statoil ASA	0.526	05/15/18	8,989
9,000,000		Statoil ASA	2.900	11/08/20	9,080
9,500,000		Statoil ASA	2.650	01/15/24	8,885
4,000,000		Statoil ASA	3.950	05/15/43	3,721
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,251
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,466
		TOTAL ENERGY			119,272

FOOD & STAPLES RETAILING - 0.2%
7,650,000		Kroger Co	1.200	10/17/16	7,658
4,750,000		Kroger Co	2.200	01/15/17	4,859
9,250,000		Kroger Co	2.300	01/15/19	9,162
7,250,000		Safeway, Inc	3.400	12/01/16	7,592
		TOTAL FOOD & STAPLES RETAILING			29,271

FOOD, BEVERAGE & TOBACCO - 0.2%
4,678,000		Kellogg Co	4.000	12/15/20	4,893
14,000,000	i	Mondelez International, Inc	0.776	02/01/19	13,908
5,000,000		PepsiCo, Inc	1.250	08/13/17	4,987
428,000		PepsiCo, Inc	7.900	11/01/18	537
		TOTAL FOOD, BEVERAGE & TOBACCO			24,325

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,512
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,464
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,716
3,500,000		Medtronic, Inc	4.750	09/15/15	3,712
2,500,000		Medtronic, Inc	6.500	03/15/39	3,189
5,000,000		Providence Health & Services	5.050	10/01/14	5,103
10,300,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	10,238
5,200,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	5,350
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			44,284

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	3,864
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,280
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,144
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
INSURANCE - 0.3%
$5,000,000		Berkshire Hathaway Finance Corp	0.950%	08/15/16	$5,026
4,750,000	i	Berkshire Hathaway, Inc	0.936	08/15/14	4,763
3,100,000		Progressive Corp	3.750	08/23/21	3,252
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	19,801
5,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	4,712
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,499
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,340
		TOTAL INSURANCE			43,393

MATERIALS - 0.6%
4,405,000		Agrium, Inc	3.150	10/01/22	4,161
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,642
1,000,000		Ball Corp	6.750	09/15/20	1,084
2,275,000		Ball Corp	5.000	03/15/22	2,332
8,930,000		Ball Corp	4.000	11/15/23	8,349
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,747
5,750,000		Domtar Corp	4.400	04/01/22	5,729
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,591
2,000,000		International Paper Co	5.300	04/01/15	2,087
2,650,000		International Paper Co	7.300	11/15/39	3,457
5,000,000		International Paper Co	6.000	11/15/41	5,733
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,980
14,500,000		Nucor Corp	4.000	08/01/23	14,461
4,750,000		Praxair, Inc	1.050	11/07/17	4,654
4,000,000		Praxair, Inc	2.450	02/15/22	3,781
2,850,000		Rock Tenn Co	3.500	03/01/20	2,891
2,850,000		Rock Tenn Co	4.000	03/01/23	2,866
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,878
		TOTAL MATERIALS			86,423

MEDIA - 0.1%
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,780
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,585
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	9,002
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	5,049
		TOTAL MEDIA			20,416

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
9,500,000	i	AbbVie, Inc	0.997	11/06/15	9,594
11,425,000		AbbVie, Inc	1.750	11/06/17	11,461
2,695,000		Bristol-Myers Squibb Co	3.250	08/01/42	2,193
4,375,000		Gilead Sciences, Inc	2.050	04/01/19	4,335
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,431
11,450,000		Gilead Sciences, Inc	4.800	04/01/44	11,787
4,600,000		Johnson & Johnson	2.150	05/15/16	4,747
14,500,000		Johnson & Johnson	0.700	11/28/16	14,481
15,300,000		Johnson & Johnson	4.375	12/05/33	16,050
10,065,000		Johnson & Johnson	4.500	09/01/40	10,419
8,080,000		Life Technologies Corp	3.500	01/15/16	8,418
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,148
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,000,000	i	Merck & Co, Inc	0.596%	05/18/18	$9,019
2,550,000		Merck & Co, Inc	3.600	09/15/42	2,237
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	5,130
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	499
5,750,000	g	VPII Escrow Corp	6.750	08/15/18	6,325
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			124,274

REAL ESTATE - 0.5%
8,325,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	8,302
8,907,000		Equity One, Inc	3.750	11/15/22	8,579
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,615
10,100,000	e	Federal Realty Investment Trust	2.750	06/01/23	9,439
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,766
3,400,000		Kilroy Realty Corp	5.000	11/03/15	3,615
10,050,000		Kilroy Realty LP	3.800	01/15/23	9,797
12,300,000	g	Mid-America Apartments LP	6.250	06/15/14	12,435
3,900,000		Mid-America Apartments LP	4.300	10/15/23	3,935
3,125,000		Simon Property Group LP	2.800	01/30/17	3,257
6,150,000		Ventas Realty LP	2.000	02/15/18	6,136
2,400,000		Ventas Realty LP	3.250	08/15/22	2,313
		TOTAL REAL ESTATE			73,189

RETAILING - 0.1%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,198
7,536,000		O’Reilly Automotive, Inc	3.800	09/01/22	7,416
		TOTAL RETAILING			12,614

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,765
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,765

SOFTWARE & SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,106
9,750,000		International Business Machines Corp	0.550	02/06/15	9,775
5,250,000		International Business Machines Corp	1.250	02/06/17	5,276
		TOTAL SOFTWARE & SERVICES			20,157

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,375
19,000,000	i	Hewlett-Packard Co	1.182	01/14/19	19,044
5,000,000		Xerox Corp	8.250	05/15/14	5,042
4,000,000		Xerox Corp	2.950	03/15/17	4,159
11,000,000		Xerox Corp	2.750	03/15/19	11,009
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			42,629

TELECOMMUNICATION SERVICES - 0.3%
3,400,000		CenturyLink, Inc	6.750	12/01/23	3,608
12,825,000	g	Sprint Corp	7.250	09/15/21	13,979
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,547
9,750,000		Vodafone Group plc	1.500	02/19/18	9,586
2,300,000		Windstream Corp	6.375	08/01/23	2,243
		TOTAL TELECOMMUNICATION SERVICES			32,963
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.5%
$4,600,000		Burlington Northern Santa Fe LLC	5.050%	03/01/41	$4,847
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,165
5,000,000	e	CSX Corp	3.700	11/01/23	4,950
6,500,000		CSX Corp	4.100	03/15/44	5,929
7,250,000		GATX Corp	5.200	03/15/44	7,454
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,705
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,035
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,442
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,560
475,000		Norfolk Southern Corp	5.590	05/17/25	531
6,900,000	e	Ryder System, Inc	2.550	06/01/19	6,856
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,950
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,625
		TOTAL TRANSPORTATION			65,049

UTILITIES - 1.8%
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,826
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,552
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,371
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,291
9,000,000		Delmarva Power & Light Co	3.500	11/15/23	9,033
1,785,523	g	Great River Energy	5.829	07/01/17	1,921
3,375,000	g	International Transmission Co	4.625	08/15/43	3,507
7,250,000		ITC Holdings Corp	5.300	07/01/43	7,632
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,611
9,500,000		Nevada Power Co	5.875	01/15/15	9,893
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,411
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	8,955
14,150,000		NiSource Finance Corp	4.800	02/15/44	13,552
6,000,000		Northeast Utilities	1.450	05/01/18	5,823
9,750,000		Northern States Power Co	2.600	05/15/23	9,198
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,738
14,000,000	i	NSTAR Electric Co	0.476	05/17/16	13,977
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,224
9,550,000		Pacific Gas & Electric Co	3.750	02/15/24	9,531
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,106
9,400,000		Pacific Gas & Electric Co	4.750	02/15/44	9,511
15,000,000	e	PacifiCorp	3.600	04/01/24	15,170
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,067
14,500,000		PG&E Corp	2.400	03/01/19	14,406
630,000		Public Service Co of Colorado	4.750	08/15/41	675
5,000,000		Public Service Co of New Hampshire	3.500	11/01/23	5,010
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,535
620,000		San Diego Gas & Electric Co	6.000	06/01/39	777
10,000,000		Sempra Energy	2.300	04/01/17	10,225
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,805
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,160
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	16,829
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	15,170
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,412
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
		TOTAL UTILITIES			$246,904

		TOTAL CORPORATE BONDS			1,939,223
		(Cost $1,911,952)

GOVERNMENT BONDS - 22.8%

AGENCY SECURITIES - 3.8%
$6,660,503		Cal Dive I- Title XI, Inc	4.930%	02/01/27	7,163
6,955,901		COP I LLC	3.613	12/05/21	7,461
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,237
17,166,667		FHLB	2.350	08/08/22	16,126
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,642
5,000,000		FHLMC	1.000	09/29/17	4,960
3,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	3,009
10,000,000		FNMA	2.625	11/20/14	10,158
6,400,000		FNMA	1.125	04/27/17	6,432
9,377,361		Gate Capital Cayman One Ltd	1.839	03/27/21	9,353
6,721,100		Gate Capital Cayman Two	3.550	06/11/21	7,102
1,096,000	j	Government Trust Certificate	0.000	04/01/19	979
5,000,000	j	Government Trust Certificate	0.000	04/01/21	3,977
13,500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	13,479
9,750,000	i	India Government AID Bond	0.338	02/01/27	9,287
8,250,000		Lutheran Medical Center	1.982	02/20/30	7,667
13,550,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	13,468
4,420,000	g	Montefiore Medical Center	3.896	05/20/27	4,590
545,934		National Credit Union Administration	1.840	10/07/20	550
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,834
3,850,000	j	OPIC	0.000	07/12/14	4,126
2,750,000	j	OPIC	0.000	04/30/15	2,775
12,750,000	j	OPIC	0.000	11/17/16	13,467
14,500,000	j	OPIC	0.000	11/17/16	14,438
3,000,000	j	OPIC	0.000	04/30/18	3,077
11,106,470		OPIC	1.030	04/15/19	11,018
2,062,500		OPIC	1.300	06/15/19	2,040
3,223,344		OPIC	5.142	12/15/23	3,594
5,628,426		OPIC	2.290	09/15/26	5,493
3,099,106		OPIC	2.040	12/15/26	2,984
8,053,179		OPIC	4.440	02/27/27	8,722
2,500,000		OPIC	2.610	04/15/30	2,287
4,750,000		OPIC	2.930	05/15/30	4,535
7,850,000		OPIC	3.040	05/15/30	7,561
4,750,000		OPIC	4.010	05/15/30	4,925
9,558,833		OPIC	3.540	06/15/30	9,775
2,414,995		OPIC	2.310	11/15/30	2,183
24,500,000		OPIC	3.370	12/15/30	24,699
2,871,429		OPIC	3.590	12/15/30	2,957
23,250,000		OPIC	3.820	12/20/32	23,556
15,000,000		OPIC	3.938	12/20/32	15,367
5,181,124		Premier Aircraft Leasing	3.576	02/06/22	5,478
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,101
9,750,000		PEFCO	2.125	07/15/16	10,086
11,750,000		PEFCO	1.375	02/15/17	11,842
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,000,000		PEFCO	2.250%	12/15/17	$8,286
5,000,000		PEFCO	4.375	03/15/19	5,564
14,000,000		PEFCO	1.450	08/15/19	13,463
17,500,000		PEFCO	4.300	12/15/21	19,427
8,250,000		PEFCO	2.050	11/15/22	7,626
3,553,822		Tayarra Ltd	3.628	02/15/22	3,765
3,460,271		Tricahue Leasing LLC	3.503	11/19/21	3,649
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,275
9,375,000		Ulani MSN 35940 LLC	2.227	05/16/25	9,174
5,007,000		United States Department of Housing and Urban Development (HUD)	5.380	08/01/18	5,559
750,000		HUD	2.050	08/01/19	752
9,500,000		HUD	4.870	08/01/19	10,756
9,000,000		HUD	5.190	08/01/14	9,151
1,900,000		HUD	2.200	08/01/15	1,948
5,250,000		HUD	4.330	08/01/15	5,527
3,894,000		HUD	2.910	08/01/17	4,111
8,000,000		HUD	4.560	08/01/17	8,821
10,750,000		HUD	1.770	08/01/18	10,769
13,967,000		HUD	4.960	08/01/20	15,947
13,500,000		HUD	5.050	08/01/21	15,454
8,650,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,738
1,197,904		VRG Linhas Aereas S.A.	1.000	06/30/14	1,200
		TOTAL AGENCY SECURITIES			537,522

FOREIGN GOVERNMENT BONDS - 4.7%
24,000,000		African Development Bank	0.750	10/18/16	23,944
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,816
24,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	23,895
6,300,000		Canada Government International Bond	0.875	02/14/17	6,297
8,767,726	g	Carpintero Finance Ltd	2.004	09/18/24	8,492
24,750,000		Council of Europe Development Bank	1.500	01/15/15	24,988
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	13,980
24,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,108
2,000,000		European Investment Bank	4.875	02/15/36	2,299
33,225,000		Export Development Canada	0.875	01/30/17	33,175
18,175,000	e	Export-Import Bank of Korea	1.750	02/27/18	17,964
14,500,000		Hydro Quebec	2.000	06/30/16	14,899
10,200,000		Hydro Quebec	1.375	06/19/17	10,237
6,082,000		Hydro Quebec	8.400	01/15/22	7,986
19,000,000	i	International Bank for Reconstruction & Development	0.177	07/22/15	18,985
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	49,029
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,094
55,210,000		International Finance Corp	2.250	04/28/14	55,288
24,500,000		International Finance Corp	0.500	05/15/15	24,505
24,000,000		International Finance Corp	0.500	05/16/16	23,934
29,000,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	29,006
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,124
10,000,000		KFW	2.625	01/25/22	9,910
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	18,778
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,733
13,500,000		North American Development Bank	2.300	10/10/18	13,341
23,425,000		North American Development Bank	2.400	10/26/22	21,887
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,500,000	g	Province of Alberta Canada	1.000%	06/21/17	$17,437
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,123
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,020
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,004
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,002
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,376
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,121
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,282
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,718
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,518
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,365
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,522
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,512
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,921
		TOTAL FOREIGN GOVERNMENT BONDS			633,615

MORTGAGE BACKED - 7.9%
1,186,537	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	1,262
2,900,808	i	FHLMC	2.561	07/01/36	3,100
3,678,159	i	FHLMC	2.255	09/01/36	3,955
780,034	i	FHLMC	2.366	09/01/36	838
585,562	i	FHLMC	2.512	02/01/37	621
2,990,468	i	FHLMC	2.486	03/01/37	3,174
1,288,946	i	FHLMC	6.010	04/01/37	1,365
1,371,801	i	FHLMC	2.616	08/01/37	1,456
2,568,591	i	FHLMC	1.702	09/01/37	2,698
64,344		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	67
143,795		FGLMC	6.000	12/01/17	153
1,976,598		FGLMC	4.500	01/01/19	2,091
746,197		FGLMC	5.500	01/01/19	794
689,729		FGLMC	5.000	02/01/19	732
284,875		FGLMC	4.500	01/01/20	301
90,160		FGLMC	4.500	07/01/20	96
110,302		FGLMC	7.000	10/01/20	119
671,331		FGLMC	4.500	06/01/21	712
2,248,190		FGLMC	4.500	06/01/21	2,383
363,779		FGLMC	4.500	03/01/23	389
277,305		FGLMC	5.000	04/01/23	300
9,746		FGLMC	7.000	05/01/23	11
1,026,198		FGLMC	4.000	07/01/24	1,087
344,227		FGLMC	4.500	09/01/24	368
26,488		FGLMC	8.000	01/01/31	30
758,927		FGLMC	4.500	07/01/33	812
1,334,199		FGLMC	5.500	09/01/33	1,487
1,265,298		FGLMC	5.500	09/01/33	1,402
2,028,293		FGLMC	5.500	12/01/33	2,249
4,496,086		FGLMC	7.000	12/01/33	5,138
1,629,456		FGLMC	7.000	05/01/35	1,862
246,557		FGLMC	5.000	02/01/36	268
13,653		FGLMC	6.500	05/01/36	15
7,467,241		FGLMC	4.000	12/15/37	7,838
1,157,484		FGLMC	5.000	07/01/39	1,257
4,350,069		FGLMC	4.500	11/01/40	4,686
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,020,494		FGLMC	4.500%	12/01/40	$5,398
1,000,000	h	FGLMC	4.500	04/15/44	1,066
9,000,000	h	FGLMC	4.000	05/15/44	9,304
3,773,535		Federal National Mortgage Association (FNMA)	4.265	06/01/14	3,783
800		FNMA	8.500	11/01/14	1
33,076		FNMA	6.500	10/01/16	34
214,677		FNMA	6.500	04/01/17	227
79,084		FNMA	6.500	02/01/18	83
1,624,653		FNMA	5.500	11/01/18	1,740
1,139,792		FNMA	5.000	12/01/18	1,213
1,051,006		FNMA	5.000	01/01/19	1,125
105,589		FNMA	6.000	01/01/19	117
102,794		FNMA	6.000	02/01/19	114
330,281		FNMA	4.000	02/25/19	346
34,557		FNMA	4.500	03/01/19	37
146,868		FNMA	4.500	11/01/20	156
1,002,538		FNMA	5.500	08/01/21	1,090
366,046		FNMA	4.500	03/01/23	388
21,655		FNMA	8.000	03/01/23	24
990,609		FNMA	5.000	07/01/23	1,067
60,637		FNMA	5.000	01/01/24	66
194,011		FNMA	5.500	02/01/24	214
584,601		FNMA	4.000	05/01/24	619
40,799		FNMA	8.000	07/01/24	47
795,893		FNMA	4.500	08/01/24	844
3,259,324		FNMA	4.000	09/01/24	3,451
6,076,420		FNMA	3.000	05/01/27	6,254
2,000,000	h	FNMA	2.500	04/25/29	1,998
14,000,000	h	FNMA	3.000	04/25/29	14,381
27,000,000	h	FNMA	3.500	04/25/29	28,308
34,000,000	h	FNMA	4.000	04/25/29	35,948
5,000,000	h	FNMA	2.500	05/25/29	4,983
14,000,000	h	FNMA	3.000	05/25/29	14,341
10,000,000	h	FNMA	2.500	06/25/29	9,936
23,389,303		FNMA	3.000	03/25/31	24,172
611,841		FNMA	6.500	07/01/32	692
801,845		FNMA	4.500	03/25/33	835
5,861,487		FNMA	3.000	10/01/33	5,852
773,450		FNMA	5.000	11/01/33	842
11,857,931		FNMA	4.000	01/01/34	12,474
87,278		FNMA	7.000	01/01/34	95
3,846,384		FNMA	3.500	03/25/34	3,810
35,659		FNMA	7.500	06/01/35	39
416,285	i	FNMA	2.261	02/01/36	445
747,717	i	FNMA	2.379	07/01/36	807
3,097,350	i	FNMA	2.338	01/01/37	3,332
1,124,100		FNMA	6.000	09/01/37	1,258
1,115,379		FNMA	6.000	09/01/37	1,258
383,719		FNMA	6.500	09/01/37	430
488,600	i	FNMA	2.400	10/01/37	523
22,799		FNMA	6.500	02/01/38	26
711,004	i	FNMA	2.023	10/01/38	758
8,506,901		FNMA	5.500	12/01/38	9,502
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,950,484		FNMA	4.000%	02/01/39	$8,262
2,256,610		FNMA	4.000	04/01/39	2,355
2,882,078		FNMA	5.500	08/01/39	3,189
938,012	h	FNMA	3.500	01/01/41	944
7,074,685	h	FNMA	3.500	03/01/41	7,123
1,672,400	h	FNMA	3.500	11/01/41	1,684
1,939,290	h	FNMA	3.500	11/01/41	1,952
1,931,861		FNMA	4.000	12/01/41	2,016
1,914,138	h	FNMA	3.500	01/01/42	1,929
12,819,731	h	FNMA	3.000	10/01/42	12,389
2,777,976		FNMA	3.500	10/01/42	2,797
386,594		FNMA	3.500	12/01/42	385
13,863,575		FNMA	3.000	01/01/43	13,275
9,593,543		FNMA	3.000	01/01/43	9,272
4,389,441		FNMA	3.000	01/01/43	4,242
2,402,089	h	FNMA	3.500	01/01/43	2,418
12,266,054		FNMA	3.000	02/01/43	11,854
5,704,321		FNMA	3.000	02/01/43	5,513
1,893,971		FNMA	3.000	02/01/43	1,832
1,613,358		FNMA	3.500	02/01/43	1,608
3,551,476		FNMA	3.500	02/01/43	3,582
2,058,472		FNMA	3.500	03/01/43	2,052
5,652,406		FNMA	3.000	05/01/43	5,465
534,853		FNMA	3.500	05/01/43	539
903,559		FNMA	3.500	05/01/43	911
554,461		FNMA	3.500	05/01/43	559
1,234,676		FNMA	3.500	06/01/43	1,245
2,351,091		FNMA	3.500	06/01/43	2,343
1,947,869		FNMA	3.500	06/01/43	1,942
2,373,698		FNMA	3.500	06/01/43	2,394
1,145,099		FNMA	3.500	06/01/43	1,155
644,013		FNMA	3.500	06/01/43	642
540,352		FNMA	3.500	06/01/43	545
443,475		FNMA	3.500	06/01/43	447
898,727		FNMA	3.500	06/01/43	906
3,268,981		FNMA	3.500	07/01/43	3,297
1,572,339		FNMA	3.500	07/01/43	1,586
1,961,223		FNMA	3.500	07/01/43	1,955
360,057		FNMA	3.500	08/01/43	359
16,319,837		FNMA	4.000	09/01/43	17,040
9,231,409		FNMA	4.000	09/01/43	9,640
19,439,659		FNMA	4.000	09/01/43	20,279
1,551,182		FNMA	3.500	10/01/43	1,546
2,097,852		FNMA	3.500	11/01/43	2,091
3,295,376		FNMA	4.000	12/01/43	3,441
3,284,371		FNMA	4.000	12/01/43	3,430
955,523		FNMA	3.500	01/01/44	952
3,836,570		FNMA	4.000	02/25/44	4,029
30,000,000	h	FNMA	3.500	04/25/44	30,178
56,000,000	h	FNMA	4.000	04/25/44	58,205
23,000,000	h	FNMA	4.500	04/25/44	24,535
10,000,000	h	FNMA	5.000	04/25/44	10,902
10,000,000	h	FNMA	5.500	04/25/44	11,043
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$57,000,000	h	FNMA	3.500%	05/25/44	$57,142
25,000,000	h	FNMA	4.000	05/25/44	25,895
38,000,000	h	FNMA	4.500	05/25/44	40,399
55,000,000	h	FNMA	5.000	05/25/44	59,817
7,000,000	h	FNMA	5.500	05/25/44	7,720
2,801,628		Government National Mortgage Assocaition (GNMA)	5.000	02/20/44	3,067
22,235		GNMA	9.000	12/15/17	24
5,223,065		GNMA	2.300	10/15/19	5,352
12,942		GNMA	8.000	06/15/22	14
24,722		GNMA	6.500	08/15/23	28
9,509		GNMA	6.500	08/15/23	11
7,829,071		GNMA	2.580	08/15/25	7,975
125,956		GNMA	6.500	05/20/31	146
9,565,664		GNMA	2.640	01/15/33	9,252
341,790		GNMA	5.500	07/15/33	382
208,171		GNMA	6.000	10/20/36	236
220,682		GNMA	6.000	01/20/37	250
737,109		GNMA	5.500	02/15/37	820
1,140,176		GNMA	6.000	02/20/37	1,292
548,842		GNMA	5.000	04/15/38	600
417,579		GNMA	6.000	08/20/38	473
818,522		GNMA	6.500	11/20/38	926
2,359,012		GNMA	4.500	07/20/39	2,550
740,366		GNMA	5.000	07/20/39	808
3,041,227		GNMA	5.000	09/20/43	3,327
2,414,330		GNMA	5.000	03/20/44	2,647
56,000,000	h	GNMA	3.000	04/15/44	55,064
70,000,000	h	GNMA	3.500	04/15/44	71,411
23,000,000	h	GNMA	4.000	04/15/44	24,157
37,000,000	h	GNMA	4.500	04/15/44	39,879
11,000,000	h	GNMA	6.000	04/15/44	12,305
23,000,000	h	GNMA	3.500	04/20/44	23,471
15,000,000	h	GNMA	4.000	04/20/44	15,762
8,000,000	h	GNMA	4.500	04/20/44	8,624
		TOTAL MORTGAGE BACKED			1,077,069

MUNICIPAL BONDS - 2.5%
6,520,000		American Municipal Power	6.270	02/15/50	7,419
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,685
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,079
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,635
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,482
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,411
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,353
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,084
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,639
2,375,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,451
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,403
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,341
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,741
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,394
4,000,000		City of Dallas, TX	5.078	02/15/22	4,501
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000		City of Dallas, TX	5.195%	02/15/35	$1,620
810,000		City of Eugene, OR	6.320	08/01/22	950
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,414
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,060
260,000		City of Jersey City NJ	0.942	09/01/14	260
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,618
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,195
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,168
500,000		City of Jersey City NJ	2.079	09/01/18	493
925,000		City of Jersey City NJ	2.423	09/01/19	906
5,000,000		City of New York, NY	4.500	06/01/15	5,033
4,500,000		City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,217
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	965
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,125
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,189
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	26,603
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,727
1,105,000		County of Mercer, NJ	5.380	02/01/17	1,121
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,628
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,774
5,705,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	6,081
500,000		Florida Governmental Utility Authority	2.000	10/01/16	496
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,848
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	12,199
500,000		Grant County Public Utility District No 2	4.700	01/01/28	504
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,039
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,186
4,135,000		Greene County OH	2.720	12/01/21	4,014
4,365,000		Greene County OH	3.120	12/01/23	4,180
4,615,000		Greene County OH	3.270	12/01/24	4,396
4,755,000		Greene County OH	3.420	12/01/25	4,546
1,800,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,657
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	947
3,490,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	3,438
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,003
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,397
845,000		Massachusetts Housing Finance Agency	1.306	06/01/16	848
460,000		Massachusetts Housing Finance Agency	1.776	06/01/17	459
5,655,000		Massachusetts Housing Finance Agency	4.782	12/01/20	6,089
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,944
3,500,000		Metropolitan Council	1.750	09/01/20	3,350
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,112
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,375
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	769
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,039
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,127
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,590
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,287
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,596
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	986
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,200,000	New York State Environmental Facilities Corp	2.005%	06/15/19	$1,174
1,220,000	New York State Environmental Facilities Corp	2.595	06/15/21	1,180
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,188
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,162
500,000	New York State Environmental Facilities Corp	3.684	12/15/29	469
3,000,000	New York State Urban Development Corp	6.500	12/15/18	3,437
2,230,000	Newport News Economic Development Authority	5.640	01/15/29	2,403
270,000	Newport News Economic Development Authority	5.640	01/15/29	279
1,250,000	Niagara Area Development Corp	4.000	11/01/24	1,212
4,750,000	Northern California Power Agency	4.320	07/01/24	4,624
2,450,000	Ohio State Water Development Authority	4.879	12/01/34	2,609
2,500,000	Oklahoma Capital Improvement Authority	5.180	07/01/14	2,530
635,000	Oklahoma Water Resources Board	2.444	04/01/20	632
700,000	Oklahoma Water Resources Board	3.071	04/01/22	699
715,000	Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	716
1,220,000	Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,224
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,006
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,005
1,000,000	Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	997
1,070,000	Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,061
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,759
3,330,000	South Dakota Conservancy District	1.648	08/01/18	3,309
3,975,000	State of California	1.050	02/01/16	3,989
7,050,000	State of California	4.988	04/01/39	7,041
5,000,000	State of Connecticut	5.090	10/01/30	5,307
2,050,000	State of Hawaii	4.670	05/01/14	2,057
5,570,000	State of Illinois	4.350	06/01/18	5,884
9,000,000	State of Illinois	5.520	04/01/38	8,730
5,000,000	State of Michigan	2.302	11/01/14	5,052
4,505,000	State of Michigan	3.375	12/01/20	4,624
2,500,000	State of Ohio	5.412	09/01/28	2,855
3,050,000	State of Oregon	5.030	08/01/14	3,098
3,265,000	State of Texas	4.900	08/01/20	3,398
5,000,000	State of Texas	6.072	10/01/29	5,765
2,590,000	State of Washington	5.050	01/01/18	2,597
1,033,000	State of Wisconsin	5.700	05/01/26	1,170
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	5,516
600,000	West Virginia Water Development Authority	5.000	11/01/21	700
1,345,000	West Virginia Water Development Authority	5.000	11/01/22	1,575
1,000,000	West Virginia Water Development Authority	5.000	11/01/23	1,176
	TOTAL MUNICIPAL BONDS			342,395

U.S. TREASURY SECURITIES - 3.9%
6,000,000	United States Treasury Bond	3.125	02/15/43	5,522
131,045,000	United States Treasury Bond	2.875	05/15/43	114,378
83,190,000	United States Treasury Bond	3.750	11/15/43	86,127
5,985,000	United States Treasury Note	0.250	05/31/14	5,987
22,395,000	United States Treasury Note	2.375	08/31/14	22,606
3,631,000	United States Treasury Note	2.500	04/30/15	3,722
10,690,000	United States Treasury Note	0.250	05/31/15	10,701
17,895,000	United States Treasury Note	1.875	06/30/15	18,273
21,500,000	United States Treasury Note	0.250	07/31/15	21,519
7,565,000	United States Treasury Note	0.250	12/31/15	7,555
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,000,000		United States Treasury Note	0.625%	07/15/16	$6,008
21,185,000		United States Treasury Note	0.625	02/15/17	21,051
1,570,000		United States Treasury Note	0.750	03/15/17	1,564
113,623,900		United States Treasury Note	1.500	02/28/19	112,488
3,000,000		United States Treasury Note	1.625	03/31/19	2,985
4,300,000		United States Treasury Note	1.875	06/30/20	4,235
12,234,500		United States Treasury Note	1.625	11/15/22	11,322
76,724,000		United States Treasury Note	2.750	02/15/24	76,892
		TOTAL U.S. TREASURY SECURITIES			532,935

		TOTAL GOVERNMENT BONDS			3,123,536
		(Cost $3,096,216)

STRUCTURED ASSETS - 1.9%

ASSET BACKED - 1.1%
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,498
		Series - 2013 1 (Class C)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,936
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,809
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,296
		Series - 2011 5A (Class B)
705,390	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	693
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	899
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	968
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.009	06/25/34	3,214
		Series - 2004 OPT1 (Class M1)
477,457	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	480
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	1,905
		Series - 2011 LC1A (Class C)
12,610,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,489
		Series - 2012 1A (Class A2)
537,657	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	537
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,544
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	563
		Series - 2010 1A (Class B3)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,006
		Series - 2014 T1 (Class AT1)
1,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	1,801
		Series - 2014 T1 (Class DT1)
2,027,136	i	Lehman XS Trust	0.404	02/25/36	1,833
		Series - 2006 1 (Class 1A1)
5,469,391		Lehman XS Trust	6.500	06/25/46	4,289
		Series - 2006 13 (Class 2A1)
123,526	i	Long Beach Mortgage Loan Trust	0.904	02/25/35	123
		Series - 2005 1 (Class M1)
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,500,000	g,m	New Residential Advance Receivables Trust Advance Receivables Backed	1.274%	03/15/45	$14,500
		Series - 2014 T1 (Class A1)
1,250,000	g,m	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	1,250
		Series - 2014 T1 (Class D1)
1,629,373	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.674	01/25/36	1,620
		Series - 2005 WCH1 (Class M2)
562,618	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	581
		Series - 2003 RZ5 (Class A7)
427,921	i	Residential Asset Securities Corp	0.584	04/25/35	424
		Series - 2005 KS3 (Class M3)
2,932,476		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	2,975
		Series - 2006 HI5 (Class A3)
927,472		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	931
		Series - 2006 HI3 (Class A3)
1,918,628	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,949
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	210
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	2,008
		Series - 2013 1 (Class C)
601,591	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	588
		Series - 2006 OP1 (Class A2C)
3,006,541	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	3,078
		Series - 2012 2A (Class B)
2,360,190	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,369
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,526
		Series - 2011 B (Class A2)
891,925	i	Soundview Home Equity Loan Trust	0.454	11/25/35	881
		Series - 2005 OPT3 (Class A4)
247,399	i	Structured Asset Investment Loan Trust	0.754	05/25/35	247
		Series - 2005 4 (Class M1)
1,977,682	g,i	Structured Asset Securities Corp	0.374	10/25/36	1,914
		Series - 2006 GEL4 (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.410	08/15/16	24,007
		Series - 2014 A (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	24,035
		Series - 2014 A (Class A3)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,022
		Series - 2010 VNO (Class C)
635,600	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	643
		Series - 2006 N1 (Class N1)
869,161	g,i	Wachovia Loan Trust	0.514	05/25/35	819
		Series - 2005 SD1 (Class A)
393,383	i	Wells Fargo Home Equity Trust	0.294	07/25/36	390
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			155,850
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
OTHER MORTGAGE BACKED - 0.8%
$5,416,386	i	Banc of America Commercial Mortgage Trust	5.482%	01/15/49	$5,692
		Series - 2007 1 (Class AMFX)
3,038,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	3,372
		Series - 2007 4 (Class AM)
1,590,000	i	Bear Stearns Commercial Mortgage Securities	5.958	09/11/42	1,732
		Series - 2007 T28 (Class AJ)
4,200,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	4,387
		Series - 2007 PW15 (Class AM)
500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	545
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	3,023
		Series - 2007 C2 (Class AMFX)
1,568,005		Countrywide Alternative Loan Trust	5.500	08/25/16	1,623
		Series - 2004 30CB (Class 1A15)
54,744		Countrywide Alternative Loan Trust	5.500	08/25/34	55
		Series - 2004 14T2 (Class A2)
498,639		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	498
		Series - 2005 6 (Class 1A10)
775,518		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	794
		Series - 2003 35 (Class 1A1)
40,374		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	40
		Series - 2005 12 (Class 1A5)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	286
		Series - 2005 C5 (Class C)
980,461	g,i	Credit Suisse Mortgage Capital Certificates	0.335	04/15/22	972
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,888
		Series - 2006 OMA (Class D)
5,965,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,419
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,650
		Series - 2009 RR1 (Class A3C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.225	12/10/43	2,778
		Series - 2010 C2 (Class B)
1,554,429	i	HarborView Mortgage Loan Trust	0.376	07/19/47	1,322
		Series - 2007 4 (Class 2A1)
1,061,139	i	Impac CMB Trust	0.814	03/25/35	968
		Series - 2004 11 (Class 2A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	2,313
		Series - 2011 C4 (Class C)
2,030,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.884	02/15/51	2,191
		Series - 2007 C1 (Class AM)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,832
		Series - 2005 LDP2 (Class C)
11,892,540		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,651
		Series - 2006 LDP9 (Class A1A)
8,029,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	8,956
		Series - 2007 LD12 (Class AM)
570,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	620
		Series - 2006 C7 (Class AM)
7,895,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	8,389
		Series - 2007 C2 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	288
		Series - 2005 C5 (Class AJ)
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$645,000	i	Merrill Lynch Mortgage Trust	6.326%	02/12/51	$702
		Series - 0 C1 (Class AJA)
855,000	g,i	Morgan Stanley Capital I	5.811	08/12/41	894
		Series - 2006 T23 (Class B)
710,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	745
		Series - 2011 C1 (Class D)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,022
		Series - 2010 OBP (Class A)
690,263		Residential Accredit Loans, Inc	4.350	03/25/34	715
		Series - 2004 QS4 (Class A1)
570,309		RFMSI Trust	5.500	03/25/35	587
		Series - 2005 S2 (Class A6)
1,186,672	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,211
		Series - 2012 1A (Class A)
959,480	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	973
		Series - 0 2A (Class A)
5,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	6,045
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	985
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	1,725
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,165
		Series - 2007 C31 (Class AM)
1,330,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,298
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	700
		Series - 2007 C32 (Class B)
2,700,503	i	WaMu Mortgage Pass-Through Certificates	0.504	12/25/45	2,457
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			105,508

		TOTAL STRUCTURED ASSETS			261,358
		(Cost $258,488)

		TOTAL BONDS			5,324,117
		(Cost $5,266,656)

SHARES		COMPANY
COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 1.6%
67,500		Aisin Seiki Co Ltd			2,437
127,203		Bayerische Motoren Werke AG.			16,074
37,510		Bayerische Motoren Werke AG. (Preference)			3,544
57,475		BorgWarner, Inc			3,533
6,602		Delphi Automotive plc			448
187,700		Denso Corp			9,001
897		Dorman Products, Inc			53
3,056,597		Ford Motor Co			47,683
71,000		Fuji Heavy Industries Ltd			1,923
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
252,970		GKN plc	$1,648
236,929		Harley-Davidson, Inc	15,782
384,280		Honda Motor Co Ltd	13,522
755,892		Johnson Controls, Inc	35,769
19,200		Magna International, Inc (Class A)	1,846
25,400		Mitsubishi Motors Corp	265
38,400	*	Modine Manufacturing Co	563
910,900		Nissan Motor Co Ltd	8,119
97,815		Pirelli & C S.p.A.	1,539
109,499		Renault S.A.	10,636
9,200		Stanley Electric Co Ltd	204
123,300		Suzuki Motor Corp	3,215
107,999	*	Tenneco, Inc	6,271
87,232	*,e	Tesla Motors, Inc	18,183
2,900		Toyoda Gosei Co Ltd	56
3,500	e	Toyota Boshoku Corp	35
81,600		Toyota Industries Corp	3,922
31,714		Volkswagen AG. (Preference)	8,223
102,500		Yamaha Motor Co Ltd	1,635
		TOTAL AUTOMOBILES & COMPONENTS	216,129

BANKS - 3.6%
1,120	e	Arrow Financial Corp	30
51,058		Associated Banc-Corp	922
4,424		Astoria Financial Corp	61
532,495		Australia & New Zealand Banking Group Ltd	16,381
2,231,892		Banca Intesa S.p.A.	7,573
1,640,672		Banco Bilbao Vizcaya Argentaria S.A.	19,728
1,723,582	*,e	Banco Espirito Santo S.A.	3,228
21,859		Bank Mutual Corp	139
25,289		Bank of Hawaii Corp	1,533
207,400		Bank of Nova Scotia	12,012
1,632		Bank of the Ozarks, Inc	111
971,529		BB&T Corp	39,026
10,404		BBCN Bancorp, Inc	178
4,422		Bendigo Bank Ltd	47
1,093	*	Beneficial Mutual Bancorp, Inc	14
20,397		Boston Private Financial Holdings, Inc	276
762,181		CaixaBank, S.A.	4,906
47,100		CapitalSource, Inc	687
7,221		Capitol Federal Financial	91
3,360		Cathay General Bancorp	85
5,743		Centerstate Banks of Florida, Inc	63
10,000		CIT Group, Inc	490
2,120		Columbia Banking System, Inc	60
165,930		Comerica, Inc	8,595
1,273		Commerce Bancshares, Inc	59
301,281		Commonwealth Bank of Australia	21,689
3,936	e	Community Bank System, Inc	154
9,127	e	Cullen/Frost Bankers, Inc	708
236,588		DNB NOR Holding ASA	4,111
10,051		East West Bancorp, Inc	367
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
715		Federal Agricultural Mortgage Corp (Class C)	$24
451		First Citizens Bancshares, Inc (Class A)	109
23,976		First Commonwealth Financial Corp	217
1,352		First Interstate Bancsystem, Inc	38
3,693		First Merchants Corp	80
14,422		First Midwest Bancorp, Inc	246
2,500	*	Flagstar Bancorp, Inc	56
16,186		FNB Corp	217
2,590		Glacier Bancorp, Inc	75
5,441		Hancock Holding Co	199
508,500		Hang Seng Bank Ltd	8,112
1,267		Heartland Financial USA, Inc	34
3,263,060		HSBC Holdings plc	33,040
174,643		Huntington Bancshares, Inc	1,741
9,593		IBERIABANK Corp	673
1,147		International Bancshares Corp	29
8,084		Investors Bancorp, Inc	223
104,876		KBC Groep NV	6,459
1,625,945		Keycorp	23,153
16,906		Lakeland Bancorp, Inc	190
269,235	e	M&T Bank Corp	32,658
1,800		MB Financial, Inc	56
61,360	*	MGIC Investment Corp	523
4,070,000	e	Mizuho Financial Group, Inc	8,066
471,296		National Australia Bank Ltd	15,539
6,490		National Penn Bancshares, Inc	68
1,124,730		Natixis	8,260
1,500		NBT Bancorp, Inc	37
145,456	e	New York Community Bancorp, Inc	2,337
644,338	*	Nordea Bank AB	9,140
11,094		Northfield Bancorp, Inc	143
32,902		OFG Bancorp	566
19,938		Old National Bancorp	297
9,549	e	PacWest Bancorp	411
4,182		Peoples Bancorp, Inc	103
2,728		People’s United Financial, Inc	41
2,500		Pinnacle Financial Partners, Inc	94
519,297		PNC Financial Services Group, Inc	45,179
55,249	*	Popular, Inc	1,712
20,422		PrivateBancorp, Inc	623
53,363		Provident Financial Services, Inc	980
654,341	e	Radian Group, Inc	9,835
155,400		Resona Holdings, Inc	751
2,569	e	Rockville Financial, Inc	35
250,810		Royal Bank of Canada (Toronto)	16,537
1,000		S&T Bancorp, Inc	24
3,487	*	Signature Bank	438
221,278	e	Skandinaviska Enskilda Banken AB (Class A)	3,040
580,389		Standard Chartered plc	12,136
261,500		Sumitomo Mitsui Financial Group, Inc	11,209
13,277	*	Sun Bancorp, Inc	45
16,927		Susquehanna Bancshares, Inc	193
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
28,454	*	SVB Financial Group	$3,664
45,092		Swedbank AB (A Shares)	1,210
800	*	Texas Capital Bancshares, Inc	52
315,022	e	Toronto-Dominion Bank	14,769
1,700		Trustmark Corp	43
5,465		UMB Financial Corp	354
3,150	e	Umpqua Holdings Corp	59
2,479		Union Bankshares Corp	63
10,908	e	United Bankshares, Inc	334
1,274,947		US Bancorp	54,644
13,956		Webster Financial Corp	433
3,652		WesBanco, Inc	116
5,233	e	Westamerica Bancorporation	283
5,690	*	Western Alliance Bancorp	140
629,923	*	Westpac Banking Corp	20,254
16,588		Wilshire Bancorp, Inc	184
1,110		Wintrust Financial Corp	54
37,356		Zions Bancorporation	1,157
		TOTAL BANKS	497,128

CAPITAL GOODS - 4.7%
432,713		3M Co	58,702
10,833		A.O. Smith Corp	499
5,085		Acuity Brands, Inc	674
2,117	*	Aerovironment, Inc	85
75,930		Alfa Laval AB	2,057
464,724		Ametek, Inc	23,929
56,219	*	ArvinMeritor, Inc	689
368,000		Asahi Glass Co Ltd	2,129
51,800		Assa Abloy AB (Class B)	2,759
7,416		Astec Industries, Inc	326
153,909		Atlas Copco AB (A Shares)	4,443
135,146		Atlas Copco AB (B Shares)	3,702
116,424		Barnes Group, Inc	4,479
2,120	*	Beacon Roofing Supply, Inc	82
106,747	e	Bouygues S.A.	4,448
29,997	e	Briggs & Stratton Corp	667
108,048	*	Builders FirstSource, Inc	984
299,328		Bunzl plc	7,981
4,279	*,e	Chart Industries, Inc	340
92,756		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,011
144,300	*	CNH Industrial NV	1,661
10,768	*	Colfax Corp	768
159,066		Compagnie de Saint-Gobain	9,603
210,677		Cummins, Inc	31,389
46,600		Daikin Industries Ltd	2,613
567,000		Danaher Corp	42,525
408,743		Deere & Co	37,114
67,977		Dover Corp	5,557
343,132		Eaton Corp	25,776
4,941		EMCOR Group, Inc	231
657,321		Emerson Electric Co	43,909
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,019		EnerSys	$486
2,909	*	Esterline Technologies Corp	310
153,282	e	Fastenal Co	7,560
6,133		Fluor Corp	477
11,291		Fortune Brands Home & Security, Inc	475
21,353		GEA Group AG.	976
11,801		Geberit AG.	3,867
66,177		Graco, Inc	4,946
1,400		H&E Equipment Services, Inc	57
7,319		Heico Corp	440
14,756	*	Hexcel Corp	642
32,600	e	Hitachi Construction Machinery Co Ltd	626
12,125		Hochtief AG.	1,102
4,000		Houston Wire & Cable Co	53
463,645		Illinois Tool Works, Inc	37,708
133,866		Ingersoll-Rand plc	7,662
500	*	Jacobs Engineering Group, Inc	32
10,947	e	Joy Global, Inc	635
25,600		JTEKT Corp	380
92,000		Kawasaki Heavy Industries Ltd	339
213,800		Komatsu Ltd	4,482
331,267		Koninklijke Philips Electronics NV	11,654
320,000		Kubota Corp	4,253
15,663	*,e	Layne Christensen Co	285
26,197		Lincoln Electric Holdings, Inc	1,886
15,600		Makita Corp	859
700,000	e	Marubeni Corp	4,699
463,592		Masco Corp	10,296
44,896	e	Metso Oyj	1,470
367	*	Middleby Corp	97
521,800		Mitsubishi Corp	9,679
482,000		Mitsubishi Electric Corp	5,426
83,000		NGK Insulators Ltd	1,732
107,611		Nordson Corp	7,585
86,000		NSK Ltd	882
165,398	*	Owens Corning, Inc	7,140
287,127		Paccar, Inc	19,364
30,568		Pall Corp	2,735
35,299		Parker Hannifin Corp	4,226
105,836		Pentair Ltd	8,397
2,753		Pike Electric Corp	30
43,401	*,e	Polypore International, Inc	1,485
156,687		Precision Castparts Corp	39,604
118,919	*	Quanta Services, Inc	4,388
94,352		Rockwell Automation, Inc	11,752
13,087		Rockwell Collins, Inc	1,043
36,615		Roper Industries, Inc	4,888
3,300	*	Rush Enterprises, Inc (Class A)	107
236,880		Sandvik AB	3,350
172,100		Scania AB (B Shares)	5,065
189,352		Schneider Electric S.A.	16,782
98,000	e	Shimizu Corp	508
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
43,110	e	Skanska AB (B Shares)	$1,016
42,500	e	SKF AB (B Shares)	1,088
69,349		Smiths Group plc	1,474
17,535		Snap-On, Inc	1,990
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	5,924
13,734		Sulzer AG.	1,890
161,300		Sumitomo Electric Industries Ltd	2,408
5,435	e	TAL International Group, Inc	233
79,909		Tennant Co	5,244
18,487		Timken Co	1,087
6,400		Toyota Tsusho Corp	162
38,902	*	United Rentals, Inc	3,693
49,198		Vallourec	2,669
176,760		Vinci S.A.	13,121
436,090		Volvo AB (B Shares)	6,932
3,755		W.W. Grainger, Inc	949
25,258	*	Wabash National Corp	348
38,428	*	WABCO Holdings, Inc	4,056
3,364	*	WESCO International, Inc	280
121,923		Wolseley plc	6,947
20,710		Woodward Governor Co	860
12,153		Xylem, Inc	443
		TOTAL CAPITAL GOODS	649,868

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	75
29,936	e	Acacia Research (Acacia Technologies)	457
290,933	*	ACCO Brands Corp	1,792
14,675		Aggreko plc	368
205,697		Brambles Ltd	1,770
11,200		Bureau Veritas S.A.	343
120,569		Capita Group plc	2,205
2,000		CDI Corp	34
2,394	*	Copart, Inc	87
9,841		Corporate Executive Board Co	730
218,000		Dai Nippon Printing Co Ltd	2,085
24,020		Deluxe Corp	1,260
82,626		Dun & Bradstreet Corp	8,209
22,336		Equifax, Inc	1,519
2,000		Heidrick & Struggles International, Inc	40
6,421		HNI Corp	235
9,308	*	IHS, Inc (Class A)	1,131
1,660	*	Innerworkings, Inc	13
19,643		Interface, Inc	404
7,700		Intertek Group plc	395
122,588		Iron Mountain, Inc	3,380
1,800		Kelly Services, Inc (Class A)	43
29,712		Manpower, Inc	2,342
3,562	*	Mistras Group, Inc	81
2,100		Mobile Mini, Inc	91
13,621	*	Navigant Consulting, Inc	254
1,000	*	On Assignment, Inc	39
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
109,843		R.R. Donnelley & Sons Co	$1,966
34,400		Randstad Holdings NV	2,013
2,311		Resources Connection, Inc	33
162,118		Robert Half International, Inc	6,801
16,303	*	RPX Corp	265
58,400		Secom Co Ltd	3,357
472		SGS S.A.	1,164
400		Societe BIC S.A.	53
1,544	*	SP Plus Corp	41
27,563	*	Tetra Tech, Inc	816
179,000	e	Toppan Printing Co Ltd	1,280
2,100		Viad Corp	50
174,423		Waste Management, Inc	7,338
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	54,559

CONSUMER DURABLES & APPAREL - 0.7%
29,048		Adidas-Salomon AG.	3,141
14,697	e	Blyth, Inc	158
32,738		Callaway Golf Co	335
30,920		Christian Dior S.A.	5,939
24,000	e	Electrolux AB (Series B)	525
7,187	e	Ethan Allen Interiors, Inc	183
11,700		Gildan Activewear, Inc	590
6,676		Hanesbrands, Inc	511
1,724	*	Jarden Corp	103
573,700		Matsushita Electric Industrial Co Ltd	6,525
521,454		Mattel, Inc	20,915
7,456	*	Meritage Homes Corp	312
9,802	*	Mohawk Industries, Inc	1,333
23,800		Movado Group, Inc	1,084
514,999		Nike, Inc (Class B)	38,038
126,600	e	Nikon Corp	2,039
11,961		Oxford Industries, Inc	935
9,478		Perry Ellis International, Inc	130
27,543		Ryland Group, Inc	1,100
50,000		Sekisui Chemical Co Ltd	519
96,000		Sekisui House Ltd	1,187
141,000	*,e	Sharp Corp	429
234,000	e	Sony Corp	4,457
13,953	*	Under Armour, Inc (Class A)	1,600
4,500	*	Unifi, Inc	104
31,176		VF Corp	1,929
10,000		Whirlpool Corp	1,495
		TOTAL CONSUMER DURABLES & APPAREL	95,616

CONSUMER SERVICES - 1.2%
79,580		Accor S.A.	4,073
30,700		Benesse Corp	1,174
1,289		Bob Evans Farms, Inc	65
25,421		Brinker International, Inc	1,333
7,675	*	Chipotle Mexican Grill, Inc (Class A)	4,360
109,916	e	Choice Hotels International, Inc	5,056
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
91,310		Darden Restaurants, Inc	$4,635
1,346		DineEquity, Inc	105
13,470		Domino’s Pizza, Inc	1,037
7,832		Dunkin Brands Group, Inc	393
373,655		Marriott International, Inc (Class A)	20,932
583,456		McDonald’s Corp	57,196
444,431	*	MGM Mirage	11,493
10,604	*	Popeyes Louisiana Kitchen, Inc	431
33,974		Royal Caribbean Cruises Ltd	1,854
106,561	*	Ruby Tuesday, Inc	598
29,578	*	Sonic Corp	674
586,295		Starbucks Corp	43,022
137,574		Starwood Hotels & Resorts Worldwide, Inc	10,951
10,004	*,e	Strayer Education, Inc	465
9,100		Tim Hortons, Inc (Toronto)	503
10,000	e	Weight Watchers International, Inc	205
11,685		Whitbread plc	811
		TOTAL CONSUMER SERVICES	171,366

DIVERSIFIED FINANCIALS - 3.8%
780,959		3i Group plc	5,186
358,183		Aberdeen Asset Management plc	2,334
4,200	e	Aeon Credit Service Co Ltd	95
251,412	*	American Capital Ltd	3,970
607,217		American Express Co	54,668
16,675		Ares Capital Corp	294
1,215,403		Bank of New York Mellon Corp	42,892
135,338		BlackRock, Inc	42,561
576,583		Capital One Financial Corp	44,489
1,431,454		Charles Schwab Corp	39,122
310,655		CME Group, Inc	22,992
1,362	e	Cohen & Steers, Inc	54
3,361	*	Credit Acceptance Corp	478
69,415		Deutsche Boerse AG.	5,526
653,742		Discover Financial Services	38,041
8,100		Eurazeo	727
51,550		Evercore Partners, Inc (Class A)	2,848
86,902		Exor S.p.A.	3,900
626,613		Franklin Resources, Inc	33,950
7,024	e	Golub Capital BDC, Inc	125
24,115	*	Green Dot Corp	471
530,217		Hong Kong Exchanges and Clearing Ltd	8,052
209,035	*	ING Groep NV	2,973
134,009		IntercontinentalExchange Group, Inc	26,511
1,750	*	International Assets Holding Corp	33
14,474	*	Internet Capital Group, Inc	296
508,141		Invesco Ltd	18,801
800,553		Investec plc	6,481
3,030	*	Investment Technology Group, Inc	61
61,166	e	Janus Capital Group, Inc	665
60,728		Kinnevik Investment AB (Series B)	2,243
62,663		Legg Mason, Inc	3,073
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
10,701	*,e	Main Street Capital Corp	$352
336,200	*	Mitsubishi UFJ Lease & Finance Co Ltd	1,650
1,847		MVC Capital, Inc	25
76,231		NASDAQ OMX Group, Inc	2,816
513,669		Northern Trust Corp	33,676
22,527	*,e	PHH Corp	582
5,879	*	Pico Holdings, Inc	153
52,696	e	Prospect Capital Corp	569
10,635	*	Safeguard Scientifics, Inc	236
62,441		Schroders plc	2,708
12,117		Solar Capital Ltd	264
503,608		State Street Corp	35,026
287,043		T Rowe Price Group, Inc	23,638
3,000		TD Ameritrade Holding Corp	102
16,754		Triangle Capital Corp	434
		TOTAL DIVERSIFIED FINANCIALS	516,143

ENERGY - 5.3%
40,000		Acergy S.A.	744
46,000		Aker Kvaerner ASA	716
52,019		AMEC plc	974
337,903		Apache Corp	28,029
78,800	e	ARC Energy Trust	2,170
27,126		Baker Hughes, Inc	1,764
854,626		BG Group plc	15,955
74,228	*,e	BPZ Energy, Inc	236
177,939	*	Cameron International Corp	10,991
5,527	e	CARBO Ceramics, Inc	763
14,005	*	Carrizo Oil & Gas, Inc	749
287,400		Cenovus Energy, Inc (Toronto)	8,311
165,841	*	Cheniere Energy, Inc	9,179
98,049		Cimarex Energy Co	11,679
1,826	*	Clayton Williams Energy, Inc	206
260,946	*,e	Clean Energy Fuels Corp	2,333
157,932	*	Compagnie Generale de Geophysique S.A.	2,531
31,699	e	Comstock Resources, Inc	724
29,437	*	Concho Resources, Inc	3,606
39,499		Contango Oil & Gas Co	1,886
146,657	*,e	Continental Resources, Inc	18,225
59,100	e	Crescent Point Energy Corp	2,157
17,312	e	CVR Energy, Inc	731
11,452		Dawson Geophysical Co	321
16,742		Delek Group Ltd	6,688
2,500		Delek US Holdings, Inc	73
457,259		Devon Energy Corp	30,604
268,074		Enbridge, Inc	12,175
40,100		EnCana Corp	856
2,011		Energen Corp	163
72,600	e	Enerplus Resources Fund	1,451
236,334		EOG Resources, Inc	46,362
221,720		Equitable Resources, Inc	21,500
19,000	e	Fugro NV	1,167
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
203,657		Galp Energia SGPS S.A.	$3,515
8,642	*,e	Geospace Technologies Corp	572
187,072	*	Hercules Offshore, Inc	859
386,241		Hess Corp	32,012
107,775	*	Hornbeck Offshore Services, Inc	4,506
315,600		Inpex Holdings, Inc	4,098
201,413	*	ION Geophysical Corp	848
44,211	*	Key Energy Services, Inc	409
3,200		Keyera Facilities Income Fund	203
9,712	*	Kinder Morgan Management LLC	696
676,402	*	Kodiak Oil & Gas Corp	8,212
536,851		Marathon Oil Corp	19,069
398,430		Marathon Petroleum Corp	34,679
2,100	*	Matrix Service Co	71
141,335	*	MEG Energy Corp	4,776
466,300		National Oilwell Varco, Inc	36,311
3,769	*	Natural Gas Services Group, Inc	114
134,199	e	Neste Oil Oyj	2,736
210,587		Noble Corp plc	6,895
324,695		Noble Energy, Inc	23,066
29,282	*,e	Northern Oil And Gas, Inc	428
26,358	*	Oasis Petroleum, Inc	1,100
427,668		Occidental Petroleum Corp	40,753
209,409		OMV AG.	9,505
153,232		Oneok, Inc	9,079
516,973		Origin Energy Ltd	6,866
302,936	e	Pengrowth Energy Trust	1,833
265,014	e	Penn West Energy Trust	2,215
14,605		Petrofac Ltd	350
68,060	*	Petroquest Energy, Inc	388
447,968		Phillips 66	34,520
170,278		Pioneer Natural Resources Co	31,866
98,692		Questar Market Resources, Inc	2,906
150,641	*,e	Quicksilver Resources, Inc	396
318,586		Repsol YPF S.A.	8,137
36,777	*	Rex Energy Corp	688
894		SEACOR Holdings, Inc	77
58,600		Showa Shell Sekiyu KK	523
29,250	*,e	Solazyme, Inc	340
171,452	*	Southwestern Energy Co	7,889
954,987		Spectra Energy Corp	35,277
71,318		St. Mary Land & Exploration Co	5,084
403,405		Statoil ASA	11,382
482,904		Suncor Energy, Inc	16,866
88,722		Superior Energy Services	2,729
22,440		Technip S.A.	2,313
227,881		Tenaris S.A.	5,036
7,916		Tesoro Corp	400
262,191		Tullow Oil plc	3,277
36,311	*,e	Ultra Petroleum Corp	976
27,062	*	Unit Corp	1,769
989,544	*	Weatherford International Ltd	17,179
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
320,238	e	Western Refining, Inc	$12,361
99,162	*	Whiting Petroleum Corp	6,881
451,724		Williams Cos, Inc	18,331
102,401		Woodside Petroleum Ltd	3,708
		TOTAL ENERGY	733,094

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	1,952
179,256		Carrefour S.A.	6,934
13,576		Casino Guichard Perrachon S.A.	1,614
5,000		Colruyt S.A.	276
31,318		Delhaize Group	2,290
275,568		J Sainsbury plc	1,453
59,300	e	Jeronimo Martins SGPS S.A.	995
85,954		Koninklijke Ahold NV	1,727
367,535		Kroger Co	16,043
3,600		Lawson, Inc	255
42,800	e	Loblaw Cos Ltd	1,816
68,666		Metro AG.	2,801
316,705		Safeway, Inc	11,699
149,700		Seven & I Holdings Co Ltd	5,704
9,498		Spartan Stores, Inc	220
821,965		Sysco Corp	29,698
1,918,076		Tesco plc	9,460
1,270	*	United Natural Foods, Inc	90
132		Weis Markets, Inc	7
95,509		Wesfarmers Ltd	3,659
186,154		Whole Foods Market, Inc	9,440
386,938		WM Morrison Supermarkets plc	1,376
		TOTAL FOOD & STAPLES RETAILING	109,509

FOOD, BEVERAGE & TOBACCO - 2.2%
161,000		Ajinomoto Co, Inc	2,304
93,070		Aryzta AG.	8,230
191,588		Associated British Foods plc	8,890
28,068		Bunge Ltd	2,232
454		Calavo Growers, Inc	16
261,990	e	Campbell Soup Co	11,758
131,532		ConAgra Foods, Inc	4,081
19,775	*	Darling International, Inc	396
30,775		Dr Pepper Snapple Group, Inc	1,676
14,539		Flowers Foods, Inc	312
745,771		General Mills, Inc	38,646
171,325	e	Groupe Danone	12,104
65,855		Hillshire Brands Co	2,454
3,941		Hormel Foods Corp	194
39,791		J.M. Smucker Co	3,869
514,141		Kellogg Co	32,242
28,997		Kerry Group plc (Class A)	2,213
78,727	e	Keurig Green Mountain, Inc	8,313
31,000	e	Kikkoman Corp	585
150,402		Kraft Foods Group, Inc	8,438
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
458		Lindt & Spruengli AG.	$2,270
21		Lindt & Spruengli AG. (Registered)	1,236
74,148		Mead Johnson Nutrition Co	6,165
1,207,380		Mondelez International, Inc	41,715
13,000	e	Nippon Meat Packers, Inc	193
42,800	e	Nisshin Seifun Group, Inc	470
14,500		Nissin Food Products Co Ltd	654
152,793		Orkla ASA	1,303
801,664		PepsiCo, Inc	66,939
13,800		Suedzucker AG.	394
12,546		Tate & Lyle plc	140
4,649	e	Tootsie Roll Industries, Inc	139
674	*	TreeHouse Foods, Inc	49
405,114		Unilever NV	16,664
451,826		Unilever plc	19,324
42,800	e	Yakult Honsha Co Ltd	2,148
		TOTAL FOOD, BEVERAGE & TOBACCO	308,756

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,208,349		Abbott Laboratories	46,534
450,512		Aetna, Inc	33,775
8,037	*	Align Technology, Inc	416
67,982	*	Amedisys, Inc	1,012
10,410		AmerisourceBergen Corp	683
10,800	*	Amsurg Corp	508
14,016	*,e	athenahealth, Inc	2,246
310,286		Becton Dickinson & Co	36,328
84,834	*,e	BioScrip, Inc	592
10,000	*	Brookdale Senior Living, Inc	335
54,777	*	Centene Corp	3,410
20,000	*	Cerner Corp	1,125
30,107	*,e	Cerus Corp	144
4,495	e	Chemed Corp	402
186,841		Cigna Corp	15,644
1,249		Computer Programs & Systems, Inc	81
700	*	Cyberonics, Inc	46
10,758	*	DaVita, Inc	741
5,764		Dentsply International, Inc	265
15,359	*,e	Edwards Lifesciences Corp	1,139
30,239	*	Emeritus Corp	951
42,713	*	ExamWorks Group, Inc	1,495
44,781	*	Five Star Quality Care, Inc	218
8,354	*	Gentiva Health Services, Inc	76
6,176	*	Greatbatch, Inc	284
4,374	*	Haemonetics Corp	143
21,280	*,e	Healthways, Inc	365
11,942	*	Henry Schein, Inc	1,425
10,561	*	HMS Holdings Corp	201
119,187		Humana, Inc	13,435
1,185	*	ICU Medical, Inc	71
43,082	*	Idexx Laboratories, Inc	5,230
2,446		Invacare Corp	47
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
61,900	*	Inverness Medical Innovations, Inc	$2,126
3,014	*	IPC The Hospitalist Co, Inc	148
759	*	Laboratory Corp of America Holdings	75
743		Landauer, Inc	34
6,078	*	LHC Group, Inc	134
58,522	*	LifePoint Hospitals, Inc	3,192
1,730	*	MedAssets, Inc	43
1,474	*	Medidata Solutions, Inc	80
802,734		Medtronic, Inc	49,400
9,612	*	Merit Medical Systems, Inc	137
55,639	*	Molina Healthcare, Inc	2,090
8,672	*	MWI Veterinary Supply, Inc	1,350
9,301	*	Natus Medical, Inc	240
1,976	*	NuVasive, Inc	76
2,364	*	NxStage Medical, Inc	30
3,000	*	Omnicell, Inc	86
31,393	*	OraSure Technologies, Inc	250
2,718	e	Owens & Minor, Inc	95
86,208		Patterson Cos, Inc	3,600
5,365	*	PharMerica Corp	150
4,910		Quality Systems, Inc	83
3,688	*	Sirona Dental Systems, Inc	275
56,474		Sonic Healthcare Ltd	905
4,400		Suzuken Co Ltd	170
15,400		Sysmex Corp	491
6,446	*	Tornier BV	137
8,101		Universal American Corp	57
2,101		US Physical Therapy, Inc	73
500	*	Varian Medical Systems, Inc	42
19,709	*	Vocera Communications, Inc	322
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	235,258

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
9,680		Beiersdorf AG.	944
707,780	*	Colgate-Palmolive Co	45,914
81,716		Estee Lauder Cos (Class A)	5,465
210		Henkel KGaA	21
137,770		Henkel KGaA (Preference)	14,830
297,479	e	Herbalife Ltd	17,036
41,500		Kao Corp	1,470
220,796		Kimberly-Clark Corp	24,343
63,795		L’Oreal S.A.	10,525
35,987	*	Medifast, Inc	1,047
16,029		Nu Skin Enterprises, Inc (Class A)	1,328
1,202,803		Procter & Gamble Co	96,946
152,666		Reckitt Benckiser Group plc	12,458
43,160		Svenska Cellulosa AB (B Shares)	1,271
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	233,598

INSURANCE - 3.5%
347,009		ACE Ltd	34,375
588,249		Aflac, Inc	37,083
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
16,447		Allianz AG.	$2,780
1,543,100		AMP Ltd	7,142
1,319	e	Amtrust Financial Services, Inc	50
13,380		Arthur J. Gallagher & Co	637
93,722		Aspen Insurance Holdings Ltd	3,721
421,903		Assicurazioni Generali S.p.A.	9,404
78,885		AXA S.A.	2,049
30,787		Axis Capital Holdings Ltd	1,412
798,759	*	Berkshire Hathaway, Inc (Class B)	99,821
370,028		Chubb Corp	33,044
5,304	*	Citizens, Inc (Class A)	39
280,593		CNP Assurances	5,943
102,203		Delta Lloyd NV	2,833
1,400		Donegal Group, Inc (Class A)	20
4,146	*	eHealth, Inc	211
2,400		Employers Holdings, Inc	49
1,252,680	*	Genworth Financial, Inc (Class A)	22,210
279,246		Hartford Financial Services Group, Inc	9,849
3,500	*	Hilltop Holdings, Inc	83
588,027		Insurance Australia Group Ltd	3,041
1,916		Kemper Corp	75
151,625		Marsh & McLennan Cos, Inc	7,475
4,850		Meadowbrook Insurance Group, Inc	28
97,658		Montpelier Re Holdings Ltd	2,906
75,286		Muenchener Rueckver AG.	16,451
700	*	Navigators Group, Inc	43
2,849,807		Old Mutual plc	9,567
3,027		OneBeacon Insurance Group Ltd (Class A)	47
15,856		PartnerRe Ltd	1,641
43,066		Platinum Underwriters Holdings Ltd	2,588
2,297		Primerica, Inc	108
357,357		Principal Financial Group	16,435
767,780		Progressive Corp	18,596
42,513		Protective Life Corp	2,236
477,529		Prudential Financial, Inc	40,423
882,978		Prudential plc	18,697
178		RLI Corp	8
2,022,246		Royal & Sun Alliance Insurance Group plc	3,019
900		Safety Insurance Group, Inc	48
2,400		Selective Insurance Group, Inc	56
2,490		Stancorp Financial Group, Inc	166
1,244,153		Standard Life plc	7,838
13,455		Stewart Information Services Corp	473
169,853		Swiss Re Ltd	15,765
177,900		T&D Holdings, Inc	2,117
433,143		Travelers Cos, Inc	36,861
800		TrygVesta AS	79
2,328		United Fire & Casualty Co	71
10,000		Willis Group Holdings plc	441
		TOTAL INSURANCE	480,054
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 3.4%
59,658		Agnico-Eagle Mines Ltd	$1,806
23,600	e	Agrium, Inc (Toronto)	2,300
96,390		Air Liquide	13,053
302,738		Air Products & Chemicals, Inc	36,038
23,600		Akzo Nobel NV	1,925
500		Albemarle Corp	33
148,535	*,e	Allied Nevada Gold Corp	640
108,917		AMCOL International Corp	4,986
92,400		Amcor Ltd	893
4,437		Aptargroup, Inc	293
232,000		Asahi Kasei Corp	1,573
176,082		Avery Dennison Corp	8,922
63,073		Ball Corp	3,457
132,610		BASF AG.	14,756
244,955		Boliden AB	3,730
19,645		Boral Ltd	103
8,161		Carpenter Technology Corp	539
3,000	*,e	Castle (A.M.) & Co	44
44,916		Celanese Corp (Series A)	2,493
2,372	*	Clearwater Paper Corp	149
131,361		Commercial Metals Co	2,480
14,183		Compass Minerals International, Inc	1,170
295,427		CRH plc	8,266
17,000	e	Daido Steel Co Ltd	85
5,617		Domtar Corp	630
9,400		DSM NV	645
36,695		Eastman Chemical Co	3,163
347,282		Ecolab, Inc	37,503
5,690	*	Ferro Corp	78
646,464		Fletcher Building Ltd	5,348
33,738	*,e	Flotek Industries, Inc	940
1,019,115	e	Fortescue Metals Group Ltd	4,989
111,806		Fresnillo plc	1,576
2,179		Givaudan S.A.	3,370
2,623		Globe Specialty Metals, Inc	55
67,901		H.B. Fuller Co	3,278
48,214		HeidelbergCement AG.	4,133
50,000		Hitachi Metals Ltd	712
900		Imerys S.A.	80
23,190		Innophos Holdings, Inc	1,315
9,797		International Flavors & Fragrances, Inc	937
257,210		International Paper Co	11,801
113,200		JFE Holdings, Inc	2,127
10,464		Johnson Matthey plc	571
48,900	e	JSR Corp	905
77,699		K&S AG.	2,552
18,000		Kaneka Corp	109
385,700	*	Kinross Gold Corp	1,594
643,000	*	Kobe Steel Ltd	853
7,764	*	Kraton Polymers LLC	203
10,783	e	Kronos Worldwide, Inc	180
58,000		Kuraray Co Ltd	664
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
46,374		Linde AG.	$9,285
173,029	*	Louisiana-Pacific Corp	2,919
388,286		LyondellBasell Industries AF S.C.A	34,534
71,436	*,e	McEwen Mining, Inc	169
212,757		MeadWestvaco Corp	8,008
38,519		Minerals Technologies, Inc	2,487
120,960	e	Mitsui Chemicals, Inc	296
113,537		Mosaic Co	5,677
2,100		Myers Industries, Inc	42
2,220		Neenah Paper, Inc	115
360,702		Newcrest Mining Ltd	3,301
3,308,000		Nippon Steel Corp	9,027
31,500		Nitto Denko Corp	1,511
1,168,826		Norsk Hydro ASA	5,820
550,230		Nucor Corp	27,809
53,242		Orica Ltd	1,083
64,561	*	Owens-Illinois, Inc	2,184
11,843		PolyOne Corp	434
123,900	e	Potash Corp of Saskatchewan (Toronto)	4,482
314,170		Praxair, Inc	41,147
1,380		Quaker Chemical Corp	109
9,992		Reliance Steel & Aluminum Co	706
2,289,845		Rentech, Inc	4,351
38,970		Rexam plc	317
6,623		Rock-Tenn Co (Class A)	699
15,925		Rockwood Holdings, Inc	1,185
142,788		Royal Gold, Inc	8,941
6,424	*	RTI International Metals, Inc	178
850		Schnitzer Steel Industries, Inc (Class A)	25
18,931		Sealed Air Corp	622
17,916		Sherwin-Williams Co	3,532
92,200		Shin-Etsu Chemical Co Ltd	5,256
214,462		Sigma-Aldrich Corp	20,026
802		Sika AG.	3,281
247,000		Silver Wheaton Corp	5,604
1,200		Stepan Co	77
74,982	*,e	Stillwater Mining Co	1,111
334,517		Stora Enso Oyj (R Shares)	3,580
360,000		Sumitomo Chemical Co Ltd	1,327
524,000		Sumitomo Metal Mining Co Ltd	6,568
42,000		Taiyo Nippon Sanso Corp	330
485,500		Teck Cominco Ltd	10,479
74,000		Teijin Ltd	183
305,000	e	Toray Industries, Inc	2,012
117,300		Toyo Seikan Kaisha Ltd	1,904
69,914		Tredegar Corp	1,609
15,649		Umicore	798
198,855	e	UPM-Kymmene Oyj	3,402
60,125		Valspar Corp	4,336
4,790		Wausau Paper Corp	61
278,810		Worthington Industries, Inc	10,665
		TOTAL MATERIALS	463,649
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
MEDIA - 1.6%
185,416	e	Cablevision Systems Corp (Class A)	$3,128
19,805		Cinemark Holdings, Inc	575
114,560		Clear Channel Outdoor Holdings, Inc (Class A)	1,044
388,492	*	Discovery Communications, Inc (Class A)	32,128
57,029	*	Discovery Communications, Inc (Class C)	4,395
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,388
1,900		JC Decaux S.A.	83
10,069		John Wiley & Sons, Inc (Class A)	580
251,690	*	Journal Communications, Inc (Class A)	2,230
15,813		Lagardere S.C.A.	628
535,024	*	Liberty Global plc	21,781
391,960	*	Liberty Global plc (Class A)	16,306
68,352	*	Liberty Media Corp	8,936
269,665	*,e	McClatchy Co (Class A)	1,731
228,929	e	New York Times Co (Class A)	3,919
551,411		Pearson plc	9,790
18,429		ProSiebenSat. Media AG.	845
1,550		Scholastic Corp	53
15,051		Scripps Networks Interactive (Class A)	1,142
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,637
1,067,000	e	Singapore Press Holdings Ltd	3,566
16,984	*	Sizmek, Inc	181
298,216		Time Warner Cable, Inc	40,909
724,009		Time Warner, Inc	47,299
46,200		Wolters Kluwer NV	1,302
683,960		WPP plc	14,132
		TOTAL MEDIA	219,708

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
1,969	*	Acorda Therapeutics, Inc	75
68,628		Actelion Ltd	6,504
68,836	*,e	Affymetrix, Inc	491
375,014		Agilent Technologies, Inc	20,971
107,729	*,e	Akorn, Inc	2,370
69,442	*	Alexion Pharmaceuticals, Inc	10,564
462,789		Amgen, Inc	57,080
5,768	*	Aratana Therapeutics, Inc	107
871,400		Astellas Pharma, Inc	10,346
65,071	*,e	Auxilium Pharmaceuticals, Inc	1,769
92,661	*	AVANIR Pharmaceuticals, Inc	340
158,236	*	Biogen Idec, Inc	48,400
57,262	*	Biovail Corp (Toronto)	7,533
8,307	*,e	Bluebird Bio, Inc	189
1,023,575		Bristol-Myers Squibb Co	53,175
47,247	*	Cambrex Corp	892
57,720	*,e	Cepheid, Inc	2,977
180,400		Chugai Pharmaceutical Co Ltd	4,608
19,300		Dainippon Sumitomo Pharma Co Ltd	306
51,293	*	Depomed, Inc	744
49,400	e	Eisai Co Ltd	1,920
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
4,519	*	Fluidigm Corp	$199
821,829	*	Gilead Sciences, Inc	58,235
963,615		GlaxoSmithKline plc	25,695
3,597	*,e	Hyperion Therapeutics, Inc	93
4,270	*,e	Immunogen, Inc	64
57,898	*,e	Immunomedics, Inc	244
176,347	*	Incyte Corp	9,438
13,244	*	Ironwood Pharmaceuticals, Inc	163
1,177,080		Johnson & Johnson	115,624
295,280	*,e	MannKind Corp	1,187
1,441,476		Merck & Co, Inc	81,833
22,815		Merck KGaA	3,842
2,234	*	Mettler-Toledo International, Inc	526
28,031	*,e	MiMedx Group, Inc	172
2,769	*	Momenta Pharmaceuticals, Inc	32
243,310	*	Nektar Therapeutics	2,949
429,250		Novartis AG.	36,447
455,725		Novo Nordisk AS	20,750
200,087	*,e	Opko Health, Inc	1,865
106,700	*,e	Orexigen Therapeutics, Inc	693
250,089	e	PDL BioPharma, Inc	2,078
12,565		PerkinElmer, Inc	566
14,195	*,e	Repros Therapeutics, Inc	252
128,613		Roche Holding AG.	38,682
126,568	*	Salix Pharmaceuticals Ltd	13,114
123,194	*,e	Sangamo Biosciences, Inc	2,227
120,198	*,e	Sarepta Therapeutics, Inc	2,888
232,800		Takeda Pharmaceutical Co Ltd	11,019
2,368		Techne Corp	202
142,628		Thermo Electron Corp	17,150
1,800	e	Tsumura & Co	43
16,960	*	United Therapeutics Corp	1,595
103,739	*	Vertex Pharmaceuticals, Inc	7,336
340,392	*,e	Vivus, Inc	2,022
61,330	*	Waters Corp	6,649
33,288	*	Xenoport, Inc	172
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	697,407

REAL ESTATE - 2.3%
64,700		Aeon Mall Co Ltd	1,658
19,852		American Campus Communities, Inc	741
445,452		American Tower Corp	36,469
1,501,292		Annaly Capital Management, Inc	16,469
1,000		AvalonBay Communities, Inc	131
120,047		Boston Properties, Inc	13,749
248,240		British Land Co plc	2,709
2,125,000		CapitaLand Ltd	4,894
3,498,000		CapitaMall Trust	5,263
553,000		CapitaMalls Asia Ltd	788
195,955	*	CBRE Group, Inc	5,375
198,835		CFS Gandel Retail Trust	349
151,000	e	City Developments Ltd	1,215
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
340,764		Crown Castle International Corp	$25,142
207,000		Daiwa House Industry Co Ltd	3,514
2,200,199		DB RREEF Trust	2,170
5,728	e	Digital Realty Trust, Inc	304
22,121		Douglas Emmett, Inc	600
165,551		Duke Realty Corp	2,795
129,435		Equity Residential	7,506
300,754		First Industrial Realty Trust, Inc	5,811
2,732	*	Forest City Enterprises, Inc (Class A)	52
15,042		Gecina S.A.	1,999
435,396		GPT Group (ASE)	1,480
533,654		HCP, Inc	20,700
100,051		Health Care REIT, Inc	5,963
12,227		Healthcare Realty Trust, Inc	295
736,502		Host Marriott Corp	14,907
108,917	*	Intu Properties plc	173
16,556		Invesco Mortgage Capital, Inc	273
82,000		Keppel Land Ltd	220
291,636		Land Securities Group plc	4,970
16,682		LaSalle Hotel Properties	522
59,200		Lend Lease Corp Ltd	652
381,212		Liberty International plc	1,794
37,196		Liberty Property Trust	1,375
54,403		Macerich Co	3,391
163,958		Macquarie Goodman Group	721
14,597		Medical Properties Trust, Inc	187
24,518		Mid-America Apartment Communities, Inc	1,674
727,767		Mirvac Group	1,150
305,810		Mitsui Fudosan Co Ltd	9,330
514,236		Prologis, Inc	20,996
269,490	e	RAIT Investment Trust	2,288
92,736	e	Ryman Hospitality Properties	3,943
623,984		Segro plc	3,457
255,853		Simon Property Group, Inc	41,960
1,157,314		Stockland Trust Group	4,031
35,276		Unibail-Rodamco	9,155
96,747		Ventas, Inc	5,860
142,947		Vornado Realty Trust	14,089
14,386		Weyerhaeuser Co	422
3,851		Winthrop Realty Trust	45
		TOTAL REAL ESTATE	315,726

RETAILING - 2.5%
16,615		Advance Auto Parts, Inc	2,102
127,624	e	American Eagle Outfitters, Inc	1,562
32,439	*	Ann Taylor Stores Corp	1,346
39,356	*	AutoZone, Inc	21,138
19,109	*	Barnes & Noble, Inc	399
200,028	*	Bed Bath & Beyond, Inc	13,762
132,772		Best Buy Co, Inc	3,506
810	*	Blue Nile, Inc	28
7,961	*,e	Cabela’s, Inc	522
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,000		Canadian Tire Corp Ltd	$660
81,708	*	Carmax, Inc	3,824
12,500		Fast Retailing Co Ltd	4,521
67,898		Foot Locker, Inc	3,190
512,825		Gap, Inc	20,544
243,170		Genuine Parts Co	21,119
23,293		GNC Holdings, Inc	1,025
2,200		Haverty Furniture Cos, Inc	65
197,899		Hennes & Mauritz AB (B Shares)	8,440
50,701	*	HomeAway, Inc	1,910
26,410		HSN, Inc	1,577
48,910		Inditex S.A.	7,338
50,000	e	Jardine Cycle & Carriage Ltd	1,805
417,700		Kingfisher plc	2,937
234,875		Kohl’s Corp	13,341
2,891,620	e	Li & Fung Ltd	4,285
759,905	*	Liberty Interactive Corp	21,938
19,712	*	LKQ Corp	519
912,358		Lowe’s Companies, Inc	44,614
203,285		Macy’s, Inc	12,053
210,991		Marks & Spencer Group plc	1,588
14,720	*	NetFlix, Inc	5,182
6,288	*	New York & Co, Inc	28
6,625		Next plc	729
66,728		Nordstrom, Inc	4,167
2,000		Nutri/System, Inc	30
217,335	*	Office Depot, Inc	898
110,163	*	Orbitz Worldwide, Inc	864
9,311	*	O’Reilly Automotive, Inc	1,382
8,683	*,e	Outerwall, Inc	630
35,119		Pier 1 Imports, Inc	663
147		PPR	30
16,391		Ross Stores, Inc	1,173
49,713	*,e	Shutterfly, Inc	2,122
24,359		Signet Jewelers Ltd	2,579
567,973	e	Staples, Inc	6,441
3,300		Stein Mart, Inc	46
600,720		Target Corp	36,350
16,714		Tiffany & Co	1,440
696,291		TJX Companies, Inc	42,230
105,864	*	TripAdvisor, Inc	9,590
10,000	*	Tuesday Morning Corp	141
2,150	*	Vitacost.com, Inc	15
111,000	e	Yamada Denki Co Ltd	370
		TOTAL RETAILING	338,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
80,003	*	Advanced Energy Industries, Inc	1,960
66,931	*,e	Advanced Micro Devices, Inc	268
10,479		Analog Devices, Inc	557
1,921,490		Applied Materials, Inc	39,237
82,331		ASML Holding NV	7,664
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,582	*,e	Cirrus Logic, Inc	$310
22,358		Cypress Semiconductor Corp	230
5,894	*,e	Freescale Semiconductor Holdings Ltd	144
558		Hittite Microwave Corp	35
2,717,489		Intel Corp	70,138
6,138	*	International Rectifier Corp	168
21,682	*	Lam Research Corp	1,192
9,064	e	Microchip Technology, Inc	433
1,140		MKS Instruments, Inc	34
541,931	*	ON Semiconductor Corp	5,094
24,898	*	RF Micro Devices, Inc	196
97,903	*	Skyworks Solutions, Inc	3,673
266,513		STMicroelectronics NV	2,470
97,663	*,e	SunPower Corp	3,151
40,230	*,e	Teradyne, Inc	800
987,220		Texas Instruments, Inc	46,548
6,900		Tokyo Electron Ltd	429
41,101	*	Triquint Semiconductor, Inc	550
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	185,281

SOFTWARE & SERVICES - 4.7%
527,384		Accenture plc	42,043
529,300	*	Adobe Systems, Inc	34,796
1,660		Advent Software, Inc	49
7,095		Amadeus IT Holding S.A.	295
86,986	*,e	Angie’s List, Inc	1,059
234,202		AOL, Inc	10,251
1,856	*	Aspen Technology, Inc	79
2,133		Atos Origin S.A.	193
201,046	*	Autodesk, Inc	9,887
17,254	*	Brightcove, Inc	170
128,405		Broadridge Financial Solutions, Inc	4,769
485,524		CA, Inc	15,037
24,502	*	Cadence Design Systems, Inc	381
37,120		Cap Gemini S.A.	2,810
24,400	*	CGI Group, Inc	753
740,832	*	Cognizant Technology Solutions Corp (Class A)	37,493
124,867		Compuware Corp	1,311
14,644	*	comScore, Inc	480
20,058		Convergys Corp	439
50,889	*,e	Conversant, Inc	1,432
108,830	*,e	Demand Media, Inc	528
5,179	*,e	E2open, Inc	122
2,100		EPIQ Systems, Inc	29
6,214	e	Factset Research Systems, Inc	670
5,718		Fair Isaac Corp	316
30,365	*	Fortinet, Inc	669
592,000	*	Fujitsu Ltd	3,578
13,395		Global Payments, Inc	952
150,773	*,e	Glu Mobile, Inc	715
107,040	*	Google, Inc (Class A)	119,297
2,815	*	Higher One Holdings, Inc	20
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
8,867	*	Infoblox, Inc	$178
91,530	*	Informatica Corp	3,458
477,124		International Business Machines Corp	91,842
409,298		Intuit, Inc	31,815
16,036	e	j2 Global, Inc	803
52,506	*,e	Liquidity Services, Inc	1,368
17,866	*,e	Marketo, Inc	584
1,000		MAXIMUS, Inc	45
39,456	e	Mercadolibre, Inc	3,753
3,035	*	NetSuite, Inc	288
19,743	*,e	NeuStar, Inc (Class A)	642
10,700		Nomura Research Institute Ltd	337
20,400		NTT Data Corp	792
7,800	e	Open Text Corp	373
30,103	*,e	OpenTable, Inc	2,316
1,834,270		Oracle Corp	75,040
60,249	*	QuinStreet, Inc	400
22,824	*	Rally Software Development Corp	305
15,039	*	Rosetta Stone, Inc	169
7,887	*	Rovi Corp	180
587,432	*	Salesforce.com, Inc	33,536
228,532		SAP AG.	18,537
10,057	*	Seachange International, Inc	105
63,240	*	ServiceSource International LLC	534
5,854	*	SolarWinds, Inc	250
2,000	*	SPS Commerce, Inc	123
8,410	*	Stamps.com, Inc	282
976,463		Symantec Corp	19,500
6,468	*	Syntel, Inc	581
4,529	*,e	Tangoe, Inc	84
20,999	*	Teradata Corp	1,033
6,527	*	Ultimate Software Group, Inc	894
16,010	*	Unisys Corp	488
2,631,569		Xerox Corp	29,737
1,015,045	*	Yahoo!, Inc	36,440
		TOTAL SOFTWARE & SERVICES	647,435

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
8,103		Adtran, Inc	198
4,847	*	ARRIS Group, Inc	137
116,347	*	Aruba Networks, Inc	2,181
4,234		Belden CDT, Inc	295
2,571	*	Benchmark Electronics, Inc	58
900		Black Box Corp	22
3,303	*	Calix Networks, Inc	28
254,100		Canon, Inc	7,886
14,572	*	Checkpoint Systems, Inc	196
2,984,256		Cisco Systems, Inc	66,877
53,700		Citizen Watch Co Ltd	404
9,600		Cognex Corp	325
909		Coherent, Inc	59
353,821		Corning, Inc	7,367
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
206,569	*	Cray, Inc	$7,709
4,840	*	Digi International, Inc	49
3,605	*	DTS, Inc	71
1,318	*	Electronics for Imaging, Inc	57
1,720,163		EMC Corp	47,150
1,358		FEI Co	140
103,068	*	Finisar Corp	2,732
90,753	*	Flextronics International Ltd	839
195,900		Fujifilm Holdings Corp	5,258
344,314	*,e	Fusion-io, Inc	3,622
1,568,789		Hewlett-Packard Co	50,766
5,600		Hitachi High-Technologies Corp	130
59,600		Ibiden Co Ltd	1,176
43,639	*	Ingram Micro, Inc (Class A)	1,290
11,659	*	Insight Enterprises, Inc	293
7,090	e	InterDigital, Inc	235
5,000	*,e	InvenSense, Inc	118
30,066	e	IPG Photonics Corp	2,137
1,920	*	Itron, Inc	68
41,052		Jabil Circuit, Inc	739
13,337	*	Kemet Corp	77
188,500		Konica Minolta Holdings, Inc	1,764
69,200		Kyocera Corp	3,119
54,381		Lexmark International, Inc (Class A)	2,517
195,721		Motorola, Inc	12,583
32,300		Murata Manufacturing Co Ltd	3,053
2,100		National Instruments Corp	60
7,919	*	Netgear, Inc	267
45,500		Omron Corp	1,883
69,596	*	Oplink Communications, Inc	1,250
500	*	OSI Systems, Inc	30
1,774		Plantronics, Inc	79
1,420	*	Plexus Corp	57
16,457	*,e	Procera Networks, Inc	171
53,913	*	QLogic Corp	687
854,280		Qualcomm, Inc	67,369
23,440	*,e	RealD, Inc	262
2,500	*	Rofin-Sinar Technologies, Inc	60
1,300	*	Scansource, Inc	53
20,387	*,e	Silicon Graphics International Corp	250
22,160	*	Super Micro Computer, Inc	385
1,417	*	SYNNEX Corp	86
48,800		TDK Corp	2,035
5,429	*	Tech Data Corp	331
13,773	*	TTM Technologies, Inc	116
10,708	*,e	Universal Display Corp	342
2,708	*	Vishay Precision Group, Inc	47
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	309,545

TELECOMMUNICATION SERVICES - 1.2%
29,248	*,e	Boingo Wireless, Inc	198
864,722		BT Group plc	5,499
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
9,017	*	Cbeyond Communications, Inc	$65
1,059,915	e	CenturyTel, Inc	34,808
161,417	*	Cincinnati Bell, Inc	559
2,650	e	Consolidated Communications Holdings, Inc	53
2,072,823	e	Frontier Communications Corp	11,815
43,979	*,e	Iridium Communications, Inc	330
178,800	*	KDDI Corp	10,382
29,997	*	Level 3 Communications, Inc	1,174
102,800		Nippon Telegraph & Telephone Corp	5,586
532,600		NTT DoCoMo, Inc	8,393
86,400	e	Rogers Communications, Inc (Class B)	3,580
33,323	*	SBA Communications Corp (Class A)	3,031
166,700		Softbank Corp	12,597
2,346,686	*,e	Sprint Corp	21,566
14,008		Swisscom AG.	8,606
699,891		TeliaSonera AB	5,286
20,600	*	TELUS Corp	739
68,610	*	tw telecom inc (Class A)	2,145
1,580		USA Mobility, Inc	29
4,816,507		Vodafone Group plc	17,712
119,894	*	Vonage Holdings Corp	512
858,532	e	Windstream Holdings, Inc	7,074
		TOTAL TELECOMMUNICATION SERVICES	161,739

TRANSPORTATION - 1.5%
44,483	e	Abertis Infraestructuras S.A. (Continuous)	1,017
94,742		Alaska Air Group, Inc	8,840
773		Allegiant Travel Co	87
4,146		Arkansas Best Corp	153
639,647	*	Auckland International Airport Ltd	2,116
104,766		Autostrade S.p.A.	2,692
24,956	*	Avis Budget Group, Inc	1,215
203,200		Canadian National Railway Co	11,416
1,437,000		Cathay Pacific Airways Ltd	2,684
30,500		Central Japan Railway Co	3,563
1,084,254		CSX Corp	31,411
134,669	*	Deutsche Lufthansa AG.	3,531
465,498		Deutsche Post AG.	17,306
71,700		East Japan Railway Co	5,281
8,074	*	Echo Global Logistics, Inc	148
5		Expeditors International of Washington, Inc	0^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	404
103,000		Mitsui OSK Lines Ltd	401
2,037,197		MTR Corp	7,549
265,109		Norfolk Southern Corp	25,761
413,000		Singapore Airlines Ltd	3,441
228,000		Tokyu Corp	1,393
104,281		Transurban Group	703
167,106		Union Pacific Corp	31,359
510,592		United Parcel Service, Inc (Class B)	49,722
		TOTAL TRANSPORTATION	212,193
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
UTILITIES - 2.2%
29,928		AGL Energy Ltd	$422
8,000		American States Water Co	258
13,544		American Water Works Co, Inc	615
257,758	*	Calpine Corp	5,390
255,104		Centerpoint Energy, Inc	6,043
837,282		Centrica plc	4,606
574		Chesapeake Utilities Corp	36
333,075		Cleco Corp	16,847
881,500		CLP Holdings Ltd	6,652
455,602		Consolidated Edison, Inc	24,443
211,007		Contact Energy Ltd	975
200,987		Duke Energy Corp	14,314
2,474		Empire District Electric Co	60
28,688		Enel Green Power S.p.A	81
714,259		Energias de Portugal S.A.	3,316
2,769,736		Hong Kong & China Gas Ltd	6,051
1,138,700		Iberdrola S.A.	7,968
7,771		Integrys Energy Group, Inc	464
14,435		MDU Resources Group, Inc	495
93,713		MGE Energy, Inc	3,676
1,088,320		National Grid plc	14,955
11,280		New Jersey Resources Corp	562
443,338		NextEra Energy, Inc	42,392
620,350		NiSource, Inc	22,041
334,247		Northeast Utilities	15,208
1,420	e	Ormat Technologies, Inc	43
51,000		Osaka Gas Co Ltd	193
854,185	e	Pepco Holdings, Inc	17,494
517,521		PG&E Corp	22,357
194,571		Piedmont Natural Gas Co, Inc	6,886
31,789		Public Service Enterprise Group, Inc	1,212
455,571		Scottish & Southern Energy plc	11,159
253,916		Sempra Energy	24,569
27,089		SJW Corp	801
512,050		Snam Rete Gas S.p.A.	2,999
46,662		South Jersey Industries, Inc	2,617
54,917		SP AusNet	67
50,626		Suez Environnement S.A.	1,028
90,839	e	TECO Energy, Inc	1,558
658,790		Tokyo Gas Co Ltd	3,341
11,190		UGI Corp	510
1,494		Unitil Corp	49
5,427		UNS Energy Corp	326
27,296		WGL Holdings, Inc	1,094
46,752	e	Wisconsin Energy Corp	2,176
107,597		Xcel Energy, Inc	3,267
		TOTAL UTILITIES	301,616
		TOTAL COMMON STOCKS	8,154,135
		(Cost $5,344,439)
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115		Federal Home Loan Mortgage Corp	8.375%	12/30/49	$2,564
740,991		Federal National Mortgage Association	8.250	12/30/49	7,766
14,500	e	M&T Bank Corp	6.375	12/30/49	14,609
		TOTAL BANKS			24,939
		TOTAL PREFERRED STOCKS			24,939
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
1,640,672		Banco Bilbao Vizcaya Argentaria S.A.			384
		TOTAL BANKS			384

INSURANCE - 0.0%
758,342		RSA Insurance Group plc			424
		TOTAL INSURANCE			424

		TOTAL RIGHTS / WARRANTS			808
		(Cost $380)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.8%
GOVERNMENT AGENCY DEBT - 0.1%
$8,300,000		Federal Home Loan Bank (FHLB)	0.055	04/11/14	8,300
7,000,000		FHLB	0.065	04/23/14	7,000
		TOTAL GOVERNMENT AGENCY DEBT			15,300

TREASURY DEBT - 5.6%
3,600,000	w	United States Treasury Bill	0.071	04/03/14	3,600
61,500,000	w	United States Treasury Bill	0.047-0.050	04/17/14	61,499
44,300,000	w	United States Treasury Bill	0.050-0.056	04/24/14	44,299
77,000,000	w	United States Treasury Bill	0.105	05/01/14	76,993
29,000,000		United States Treasury Bill	0.045-0.050	05/08/14	28,999
10,000,000	w	United States Treasury Bill	0.045	05/22/14	9,999
60,000,000	w	United States Treasury Bill	0.049-0.088	05/29/14	59,995
16,400,000		United States Treasury Bill	0.048	06/05/14	16,399
3,000,000		United States Treasury Bill	0.070	06/19/14	3,000
39,700,000	w	United States Treasury Bill	0.050-0.101	06/26/14	39,697
17,000,000	w	United States Treasury Bill	0.061	07/10/14	16,998
248,100,000	w	United States Treasury Bill	0.056-0.116	07/24/14	248,067
28,500,000		United States Treasury Bill	0.050-0.053	08/14/14	28,493
134,500,000	w	United States Treasury Bill	0.075-0.135	08/21/14	134,469
		TOTAL TREASURY DEBT			772,507

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
GOVERNMENT AGENCY DEBT - 0.3%
23,000,000		Federal Home Loan Bank (FHLB)	6.000	06/27/14	22,998
15,500,000		FHLB	10.000	08/01/14	15,497
		TOTAL GOVERNMENT AGENCY DEBT			38,495
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
TREASURY DEBT - 2.8%
$43,000,000	United States Treasury Bill	0.051-0.055%	04/17/14	$42,999
29,000,000	United States Treasury Bill	0.050-0.060	04/24/14	28,999
2,000,000	United States Treasury Bill	0.050	05/08/14	2,000
10,000,000	United States Treasury Bill	0.045	05/22/14	9,999
20,000,000	United States Treasury Bill	0.088	06/26/14	19,998
43,000,000	United States Treasury Bill	0.060-0.110	07/24/14	42,994
39,000,000	United States Treasury Bill	0.050-0.066	08/14/14	38,991
82,000,000	United States Treasury Bill	0.060-0.138	08/21/14	81,982
8,000,000	United States Treasury Bill	0.080	09/04/14	7,998
20,000,000	United States Treasury Bill	0.095	01/08/15	19,986
50,000,000	United States Treasury Bill	0.101	02/05/15	49,955
32,000,000	United States Treasury Note	0.250	06/30/14	32,015
	TOTAL TREASURY DEBT			377,916

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			416,411

	TOTAL SHORT-TERM INVESTMENTS			1,204,218
	(Cost $1,204,115)
	TOTAL INVESTMENTS - 107.5%			14,729,599
	(Cost $11,875,628)
	OTHER ASSETS & LIABILITIES, NET - (7.5)%			(1,030,599)
	NET ASSETS - 100.0%			$13,699,000

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $418,905,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $488,402,000, or 3.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
388

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 5.4%
$50,000,000		Banco Del Estado De Chile	0.200%	05/12/14	$50,000
25,000,000		Banco Del Estado De Chile	0.210	06/05/14	25,000
40,000,000		Banco Del Estado De Chile	0.200	06/09/14	40,000
35,000,000		Banco Del Estado De Chile	0.210	06/09/14	35,000
50,000,000		Bank of Montreal	0.170	06/04/14	50,000
30,000,000		Bank of Nova Scotia	0.170	04/01/14	30,000
50,000,000		Bank of Nova Scotia	0.190	04/04/14	50,000
50,000,000		Toronto-Dominion Bank	0.140	04/01/14	50,000
25,000,000		Toronto-Dominion Bank	0.150	04/02/14	25,000
50,000,000		Toronto-Dominion Bank	0.130	05/16/14	50,000
50,000,000		Toronto-Dominion Bank	0.120	05/20/14	50,000
30,000,000		Toronto-Dominion Bank	0.150	06/09/14	30,000
25,000,000		Toronto-Dominion Bank	0.150	06/11/14	25,000
50,000,000		US Bank NA	0.140	05/01/14	50,000
75,000,000		Wells Fargo Bank NA	0.140	06/02/14	75,000
		TOTAL CERTIFICATE OF DEPOSIT			635,000

COMMERCIAL PAPER - 40.7%
20,000,000		American Honda Finance Corp	0.100	04/07/14	20,000
25,000,000		American Honda Finance Corp	0.125	04/09/14	24,999
4,900,000		American Honda Finance Corp	0.130	04/22/14	4,900
8,000,000		American Honda Finance Corp	0.070	04/24/14	8,000
10,000,000		American Honda Finance Corp	0.090	05/07/14	9,999
10,000,000		American Honda Finance Corp	0.100	05/13/14	9,999
59,120,000		American Honda Finance Corp	0.105-0.110	05/21/14	59,111
39,418,000		American Honda Finance Corp	0.100	05/22/14	39,412
11,000,000		American Honda Finance Corp	0.100	05/23/14	10,998
17,000,000		American Honda Finance Corp	0.105	06/23/14	16,996
47,500,000	y	Australia & New Zealand Banking Group Ltd	0.100-0.150	05/07/14	47,493
10,000,000	y	Australia & New Zealand Banking Group Ltd	0.150	05/14/14	9,998
25,000,000		Bank of Nova Scotia	0.175	04/02/14	25,000
45,000,000		Bank of Nova Scotia	0.190-0.195	05/07/14	44,991
60,570,000		Bank of Nova Scotia	0.165-0.185	06/19/14	60,546
20,975,000		Bank of Nova Scotia	0.195	07/02/14	20,964
15,920,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110-0.160	04/01/14	15,920
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160	04/14/14	29,998
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	04/15/14	10,000
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.150	04/29/14	19,998
14,235,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	05/02/14	14,233
2,010,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.185	05/20/14	2,010
10,000,000	y	Bedford Row Funding Corp	0.060	04/03/14	10,000
3,840,000	y	Bedford Row Funding Corp	0.220	06/16/14	3,838
38,500,000	y	Bedford Row Funding Corp	0.155	07/01/14	38,485
30,000,000	y	Bedford Row Funding Corp	0.250-0.260	11/03/14	29,954
25,000,000	y	CAFCO LLC	0.180	06/09/14	24,991
389

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$30,000,000		Ciesco LLC	0.170%	05/12/14	$29,994
3,000,000	y	Coca-Cola Co	0.135	04/08/14	3,000
25,000,000	y	Coca-Cola Co	0.125	04/10/14	24,999
25,000,000	y	Coca-Cola Co	0.110	05/14/14	24,997
25,000,000	y	Coca-Cola Co	0.120-0.130	05/20/14	24,996
6,600,000	y	Coca-Cola Co	0.120	05/22/14	6,599
60,000,000	y	Coca-Cola Co	0.120-0.140	06/04/14	59,986
25,000,000	y	Coca-Cola Co	0.180	08/04/14	24,985
6,050,000	y	Coca-Cola Co	0.190	09/03/14	6,045
800,000	y	Coca-Cola Co	0.190	09/05/14	799
86,385,000	y	Commonwealth Bank of Australia	0.140-0.155	04/03/14	86,384
66,720,000	y	Commonwealth Bank of Australia	0.140	04/15/14	66,716
45,000,000	y	Commonwealth Bank of Australia	0.160	06/27/14	44,983
45,000,000	y	Commonwealth Bank of Australia	0.170	06/30/14	44,981
40,000,000	y	Corporate Asset Funding Co, Inc	0.170	05/06/14	39,993
12,935,000	y	DBS Bank Ltd	0.250	04/01/14	12,935
45,000,000	y	DBS Bank Ltd	0.170	06/12/14	44,985
25,000,000	y	DBS Bank Ltd	0.205	08/05/14	24,982
4,410,000	y	DBS Bank Ltd	0.220	08/26/14	4,406
35,000,000		Exxon Mobil Corp	0.070	04/28/14	34,998
6,130,000		Exxon Mobil Corp	0.060	04/29/14	6,130
19,000,000	y	Fairway Finance LLC	0.160	04/08/14	19,000
3,500,000	y	Fairway Finance LLC	0.140	04/10/14	3,500
20,504,000	y	Fairway Finance LLC	0.140	04/17/14	20,503
21,708,000	y	Fairway Finance LLC	0.130-0.140	04/22/14	21,706
18,533,000	y	Fairway Finance LLC	0.150	04/23/14	18,531
45,953,000	y	Fairway Finance LLC	0.150	04/25/14	45,948
3,486,000	y	Fairway Finance LLC	0.150	04/29/14	3,486
24,330,000	y	Fairway Finance LLC	0.120-0.190	05/05/14	24,326
17,095,000	y	Fairway Finance LLC	0.140	05/12/14	17,092
26,600,000	y	Fairway Finance LLC	0.150	05/13/14	26,595
20,157,000	y	Fairway Finance LLC	0.150	05/19/14	20,153
2,573,000	y	Fairway Finance LLC	0.150	06/18/14	2,572
50,000,000		General Electric Capital Corp	0.120-0.140	05/28/14	49,990
30,000,000		General Electric Capital Corp	0.150	06/18/14	29,990
50,000,000		General Electric Capital Corp	0.150	06/23/14	49,983
45,000,000		General Electric Capital Corp	0.150	08/15/14	44,974
50,000,000		General Electric Co	0.090	06/24/14	49,990
22,400,000	y	Hydro-Quebec	0.100	04/09/14	22,399
18,000,000	y	Hydro-Quebec	0.110	04/14/14	17,999
3,300,000	y	Hydro-Quebec	0.080	04/15/14	3,300
42,000,000	y	Hydro-Quebec	0.100	04/23/14	41,997
42,715,000	y	Hydro-Quebec	0.100-0.110	04/25/14	42,712
25,750,000	y	Hydro-Quebec	0.110	04/29/14	25,748
10,000,000	y	Hydro-Quebec	0.100	05/23/14	9,999
21,900,000	y	Hydro-Quebec	0.120	05/28/14	21,896
10,870,000	y	Hydro-Quebec	0.120	06/03/14	10,868
30,000,000	y	International Business Machines Corp	0.070	04/29/14	29,998
7,500,000		International Business Machines Corp	1.250	05/12/14	7,509
15,000,000	y	International Business Machines Corp	0.070	05/13/14	14,999
50,000,000	y	International Business Machines Corp	0.070	05/20/14	49,995
24,085,000	y	International Business Machines Corp	0.070	05/22/14	24,083
17,440,000	y	International Business Machines Corp	0.080	05/23/14	17,438
390

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,100,000	y	Liberty Street Funding LLC	0.130%	04/01/14	$2,100
15,000,000	y	Liberty Street Funding LLC	0.130	04/03/14	15,000
8,150,000	y	Liberty Street Funding LLC	0.130	04/14/14	8,150
27,000,000	y	Liberty Street Funding LLC	0.167	04/22/14	26,997
6,400,000	y	Liberty Street Funding LLC	0.170	04/23/14	6,399
20,000,000	y	Liberty Street Funding LLC	0.170	05/29/14	19,995
6,120,000	y	Liberty Street Funding LLC	0.190	06/16/14	6,118
40,000,000	y	Merck & Co, Inc	0.070	04/29/14	39,998
47,500,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	04/08/14	47,498
20,000,000	y	National Australia Funding Delaware, Inc	0.140	04/02/14	20,000
70,000,000	y	National Australia Funding Delaware, Inc	0.160-0.163	05/05/14	69,989
43,000,000	y	National Australia Funding Delaware, Inc	0.130	06/24/14	42,987
30,000,000	y	National Australia Funding Delaware, Inc	0.125	07/22/14	29,988
30,000,000	y	National Australia Funding Delaware, Inc	0.145	07/28/14	29,986
43,320,000	y	Nestle Capital Corp	0.093-0.100	04/03/14	43,320
30,000,000	y	Nestle Capital Corp	0.100	04/16/14	29,999
50,000,000	y	Nestle Capital Corp	0.100	05/09/14	49,995
25,000,000	y	Nestle Capital Corp	0.118	05/12/14	24,997
25,000,000	y	Nestle Capital Corp	0.100	05/16/14	24,997
35,000,000	y	Nestle Capital Corp	0.100	06/02/14	34,994
15,000,000	y	Nestle Capital Corp	0.100	06/04/14	14,997
25,000,000	y	Nestle Capital Corp	0.110	06/11/14	24,994
54,650,000	y	Nestle Capital Corp	0.100-0.120	06/12/14	54,639
20,000,000	y	Nestle Capital Corp	0.110	06/18/14	19,995
13,000,000	y	Old Line Funding LLC	0.140-0.160	04/25/14	12,999
20,000,000	y	Old Line Funding LLC	0.160	06/19/14	19,993
25,000,000	y	Old Line Funding LLC	0.170	06/20/14	24,991
4,300,000	y	Old Line Funding LLC	0.160	06/23/14	4,298
12,488,000	y	Old Line Funding LLC	0.170	06/27/14	12,483
9,200,000		PACCAR Financial Corp	0.100	04/03/14	9,200
5,170,000		PACCAR Financial Corp	0.070	04/10/14	5,170
16,600,000		PACCAR Financial Corp	0.080-0.100	04/24/14	16,599
16,399,000		PACCAR Financial Corp	0.080	04/25/14	16,398
4,200,000		PACCAR Financial Corp	0.080	05/01/14	4,200
13,700,000		PACCAR Financial Corp	0.120	05/07/14	13,698
15,295,000	y	Pfizer, Inc	0.070-0.080	05/29/14	15,293
20,000,000	y	Pfizer, Inc	0.100	06/09/14	19,996
30,000,000	y	Pfizer, Inc	0.100	06/10/14	29,994
29,015,000	y	Private Export Funding Corp	0.250	04/07/14	29,014
25,300,000	y	Private Export Funding Corp	0.100	04/17/14	25,299
30,000,000	y	Private Export Funding Corp	0.100	06/06/14	29,995
7,000,000	y	Private Export Funding Corp	0.150	07/14/14	6,997
6,600,000	y	Procter & Gamble Co	0.090	04/10/14	6,600
35,000,000	y	Procter & Gamble Co	0.090	04/21/14	34,998
40,000,000	y	Procter & Gamble Co	0.100	04/22/14	39,998
4,190,000	y	Procter & Gamble Co	0.100	04/30/14	4,190
30,000,000	y	Procter & Gamble Co	0.120	05/14/14	29,996
30,000,000	y	Procter & Gamble Co	0.100	05/27/14	29,995
48,000,000	y	Procter & Gamble Co	0.095	05/30/14	47,992
7,500,000	y	Procter & Gamble Co	0.090	06/03/14	7,499
25,000,000	y	Procter & Gamble Co	0.100	06/11/14	24,995
30,000,000	y	Procter & Gamble Co	0.100	06/24/14	29,993
54,750,000		Province of British Columbia	0.120	07/14/14	54,731
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000		Province of Ontario Canada	0.102%	04/07/14	$49,999
46,901,000		Province of Ontario Canada	0.100	04/08/14	46,900
20,000,000		Province of Ontario Canada	0.100	04/11/14	19,999
26,558,000		Province of Ontario Canada	0.100	04/14/14	26,557
30,000,000		Province of Ontario Canada	0.110	04/22/14	29,998
2,200,000		Province of Ontario Canada	0.110	04/24/14	2,200
15,000,000		Province of Ontario Canada	0.110	04/28/14	14,999
25,000,000		Province of Ontario Canada	0.110	04/30/14	24,998
16,971,000		Province of Ontario Canada	0.110-0.120	05/05/14	16,969
4,300,000		Province of Ontario Canada	0.120	05/20/14	4,299
20,000,000		Province of Ontario Canada	0.120	05/30/14	19,996
27,534,000		Province of Ontario Canada	0.120	06/09/14	27,528
3,599,000		Province of Ontario Canada	0.120	06/12/14	3,598
15,000,000		Province of Ontario Canada	0.110	06/13/14	14,997
10,000,000		Province of Ontario Canada	0.105	06/17/14	9,998
18,272,000	y	Province of Quebec Canada	0.100	04/02/14	18,272
62,410,000	y	Province of Quebec Canada	0.100	04/07/14	62,409
25,000,000	y	Province of Quebec Canada	0.100	05/27/14	24,996
32,500,000	y	PSP Capital, Inc	0.110-0.120	04/04/14	32,500
20,000,000	y	PSP Capital, Inc	0.140	04/14/14	19,999
30,000,000	y	PSP Capital, Inc	0.140	04/16/14	29,998
10,000,000	y	PSP Capital, Inc	0.150	04/24/14	9,999
7,400,000	y	PSP Capital, Inc	0.140-0.160	04/25/14	7,399
12,000,000	y	PSP Capital, Inc	0.135	04/30/14	11,999
35,000,000	y	PSP Capital, Inc	0.140	06/12/14	34,990
50,000,000	y	PSP Capital, Inc	0.130-0.140	06/16/14	49,985
20,000,000	y	PSP Capital, Inc	0.150	06/18/14	19,994
4,350,000	y	PSP Capital, Inc	0.270	07/28/14	4,346
2,230,000		Rabobank USA Financial Corp	0.140	05/05/14	2,230
18,000,000	y	Shell International Finance BV	0.100	04/16/14	17,999
52,100,000	y	Shell International Finance BV	0.070	04/22/14	52,098
30,000,000	y	Standard Chartered Bank	0.260	04/01/14	30,000
19,500,000	y	Standard Chartered Bank	0.160	04/03/14	19,500
40,000,000	y	Thunder Bay Funding LLC	0.170	05/02/14	39,994
4,300,000	y	Thunder Bay Funding LLC	0.160	06/20/14	4,298
18,200,000	y	Thunder Bay Funding LLC	0.175	06/25/14	18,192
5,856,000	y	Thunder Bay Funding LLC	0.180	07/03/14	5,853
30,000,000	y	Thunder Bay Funding LLC	0.170	07/21/14	29,984
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.125	05/27/14	24,995
50,000,000		Toyota Motor Credit Corp	0.180	04/10/14	49,998
25,000,000		Toyota Motor Credit Corp	0.170	04/17/14	24,998
50,000,000		Toyota Motor Credit Corp	0.130	06/03/14	49,989
25,000,000		Toyota Motor Credit Corp	0.130	06/06/14	24,994
25,000,000		Toyota Motor Credit Corp	0.140	06/13/14	24,993
25,000,000		Toyota Motor Credit Corp	0.150	06/23/14	24,991
18,970,000	y	United Overseas Bank Ltd	0.210	04/14/14	18,968
20,000,000	y	United Overseas Bank Ltd	0.185	04/22/14	19,998
35,700,000	y	United Overseas Bank Ltd	0.190-0.200	04/28/14	35,695
33,150,000	y	United Overseas Bank Ltd	0.150-0.200	05/13/14	33,142
24,000,000	y	United Overseas Bank Ltd	0.180	06/17/14	23,991
21,000,000	y	United Overseas Bank Ltd	0.195	06/18/14	20,991
23,000,000	y	United Overseas Bank Ltd	0.200	07/21/14	22,986
2,150,000	y	United Overseas Bank Ltd	0.230-0.250	08/27/14	2,148
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,000,000	y	Wal-Mart Stores, Inc	0.090%	04/07/14	$15,000
55,000,000	y	Wal-Mart Stores, Inc	0.060-0.085	04/08/14	54,999
73,978,000	y	Wal-Mart Stores, Inc	0.070-0.110	04/28/14	73,973
48,804,000	y	Wal-Mart Stores, Inc	0.080-0.085	04/29/14	48,801
30,000,000	y	Wal-Mart Stores, Inc	0.110	05/06/14	29,997
35,000,000	y	Westpac Banking Corp	0.190	09/26/14	34,967
		TOTAL COMMERCIAL PAPER			4,836,424

GOVERNMENT AGENCY DEBT - 25.6%
5,000,000		Federal Farm Credit Bank (FFCB)	0.070	05/27/14	4,999
81,338,000		Federal Home Loan Bank (FHLB)	0.055-0.070	04/02/14	81,338
90,700,000		FHLB	0.050-0.110	04/04/14	90,699
140,900,000		FHLB	0.055-0.070	04/09/14	140,898
68,040,000		FHLB	0.040-0.080	04/10/14	68,039
120,080,000		FHLB	0.053-0.060	04/11/14	120,078
45,000,000		FHLB	0.065	04/14/14	44,999
59,025,000		FHLB	0.064-0.065	04/16/14	59,024
104,300,000		FHLB	0.055-0.085	04/21/14	104,296
117,000,000		FHLB	0.062-0.085	04/23/14	116,995
25,000,000		FHLB	0.060	04/24/14	24,999
63,300,000		FHLB	0.065-0.090	04/25/14	63,297
30,000,000		FHLB	0.060-0.070	04/30/14	29,998
15,700,000		FHLB	0.065-0.105	05/01/14	15,699
99,300,000		FHLB	0.055-0.075	05/02/14	99,295
5,800,000		FHLB	0.065	05/06/14	5,800
87,785,000		FHLB	0.050-0.075	05/07/14	87,780
67,430,000		FHLB	0.055-0.069	05/09/14	67,425
120,000,000		FHLB	0.060-0.085	05/14/14	119,990
99,783,000		FHLB	0.050-0.110	05/16/14	99,774
10,674,000		FHLB	0.065-0.070	05/19/14	10,673
84,580,000		FHLB	0.065-0.072	05/21/14	84,572
43,555,000		FHLB	0.060-0.073	05/23/14	43,551
43,635,000		FHLB	0.058-0.070	05/28/14	43,631
93,770,000		FHLB	0.063-0.070	05/30/14	93,760
49,000,000		FHLB	0.070	06/04/14	48,994
60,780,000		FHLB	0.070	06/06/14	60,772
20,000,000		FHLB	0.072	06/13/14	19,997
57,592,000		FHLB	0.065-0.080	06/20/14	57,582
36,690,000		FHLB	0.070	06/25/14	36,684
112,690,000		FHLB	0.062-0.065	06/27/14	112,673
700,000		FHLB	0.110	07/18/14	700
57,600,000		FHLB	0.080-0.092	07/23/14	57,584
8,500,000		FHLB	0.082	07/25/14	8,498
41,400,000		FHLB	0.075-0.082	07/30/14	41,389
15,000,000		FHLB	0.095	08/22/14	14,994
4,000,000		FHLB	0.140	09/18/14	3,997
21,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	04/01/14	21,500
5,000,000		FHLMC	0.105	04/14/14	5,000
12,385,000		FHLMC	0.060	04/21/14	12,385
9,600,000		FHLMC	0.065	05/01/14	9,599
10,090,000		FHLMC	0.040	05/02/14	10,090
40,927,000		FHLMC	0.060-0.085	05/05/14	40,924
15,000,000		FHLMC	0.060	05/06/14	14,999
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$40,000,000	FHLMC	0.090%	05/08/14	$39,996
39,400,000	FHLMC	0.059-0.090	05/12/14	39,397
105,900,000	FHLMC	0.055-0.065	05/19/14	105,891
35,000,000	FHLMC	0.058-0.060	05/27/14	34,997
38,000,000	FHLMC	0.071	06/10/14	37,995
3,485,000	FHLMC	0.090	06/13/14	3,484
36,497,000	FHLMC	0.060	06/23/14	36,492
20,529,000	FHLMC	0.070-0.085	07/11/14	20,525
1,350,000	FHLMC	0.080	07/17/14	1,350
11,790,000	FHLMC	0.080	07/21/14	11,787
1,000,000	FHLMC	0.090	08/01/14	1,000
7,100,000	FHLMC	0.070	08/13/14	7,098
11,364,000	FHLMC	0.090	08/25/14	11,360
10,000,000	Federal National Mortgage Association (FNMA)	0.090	04/16/14	10,000
39,280,000	FNMA	0.092	04/21/14	39,278
5,015,000	FNMA	0.060	04/23/14	5,015
9,610,000	FNMA	0.057	04/30/14	9,610
37,200,000	FNMA	0.048-0.105	05/01/14	37,198
6,950,000	FNMA	0.065	05/21/14	6,949
5,345,000	FNMA	0.062	05/23/14	5,345
45,573,000	FNMA	0.055	05/28/14	45,569
24,200,000	FNMA	0.100	06/02/14	24,196
15,000,000	FNMA	0.068	06/05/14	14,998
30,405,000	FNMA	0.060-0.065	06/11/14	30,401
7,160,000	FNMA	0.065	06/16/14	7,159
81,562,000	FNMA	0.065-0.072	06/18/14	81,550
26,200,000	FNMA	0.072	07/01/14	26,195
43,175,000	FNMA	0.075-0.090	07/14/14	43,165
	TOTAL GOVERNMENT AGENCY DEBT			3,037,970

TREASURY DEBT - 17.6%
40,000,000	United States Treasury Bill	0.043-0.050	04/10/14	40,000
80,000,000	United States Treasury Bill	0.041-0.050	04/17/14	79,998
100,000,000	United States Treasury Bill	0.027-0.085	04/24/14	99,997
50,000,000	United States Treasury Bill	0.038-0.045	05/01/14	49,998
104,260,000	United States Treasury Bill	0.048-0.056	05/08/14	104,254
69,870,000	United States Treasury Bill	0.042-0.083	05/22/14	69,865
80,000,000	United States Treasury Bill	0.040-0.050	05/29/14	79,994
50,000,000	United States Treasury Bill	0.048	06/05/14	49,996
25,000,000	United States Treasury Bill	0.043	06/12/14	24,998
20,000,000	United States Treasury Bill	0.045	06/19/14	19,998
112,000,000	United States Treasury Bill	0.050-0.088	06/26/14	111,979
20,000,000	United States Treasury Bill	0.053	07/10/14	19,997
4,645,000	United States Treasury Bill	0.065	07/17/14	4,644
70,735,000	United States Treasury Bill	0.055-0.078	07/24/14	70,719
86,225,000	United States Treasury Bill	0.089-0.096	08/21/14	86,193
10,000,000	United States Treasury Bill	0.060	09/04/14	9,997
10,000,000	United States Treasury Bill	0.075	09/18/14	9,996
29,645,000	United States Treasury Bill	0.080-0.096	11/13/14	29,628
9,190,000	United States Treasury Bill	0.128-0.133	12/11/14	9,182
1,125,000	United States Treasury Bill	0.110	01/08/15	1,124
100,175,000	United States Treasury Note	1.250	04/15/14	100,219
100,000,000	United States Treasury Note	0.250	04/30/14	100,009
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$99,625,000		United States Treasury Note	1.000%	05/15/14	$99,728
81,970,000		United States Treasury Note	0.750	06/15/14	82,076
101,610,000		United States Treasury Note	0.250	06/30/14	101,641
111,325,000		United States Treasury Note	0.625	07/15/14	111,478
100,000,000		United States Treasury Note	0.125	07/31/14	100,004
68,050,000		United States Treasury Note	0.500	08/15/14	68,142
10,000,000		United States Treasury Note	0.250	09/15/14	10,004
20,000,000		United States Treasury Note	0.250	09/30/14	20,017
60,000,000		United States Treasury Note	0.250	10/31/14	60,044
61,625,000		United States Treasury Note	0.250	11/30/14	61,673
76,010,000		United States Treasury Note	0.250	12/15/14	76,066
16,860,000		United States Treasury Note	0.125	12/31/14	16,860
100,000,000		United States Treasury Note	0.250	01/15/15	100,081
		TOTAL TREASURY DEBT			2,080,599

VARIABLE RATE SECURITIES - 10.7%
42,000,000	i	Federal Farm Credit Bank (FFCB)	0.131	04/01/14	41,983
95,000,000	i	FFCB	0.180	04/01/14	95,000
94,500,000	i	FFCB	0.180	04/01/14	94,489
50,000,000	i	FFCB	0.181	04/01/14	49,992
65,000,000	i	FFCB	0.181	04/01/14	64,990
50,000,000	i	FFCB	0.185	04/01/14	50,000
35,000,000	i	FFCB	0.191	04/01/14	35,003
54,500,000	i	FFCB	0.200	04/01/14	54,519
70,000,000	i	FFCB	0.200	04/01/14	70,000
10,000,000	i	FFCB	0.250	04/01/14	10,011
45,000,000	i	FFCB	0.250	04/01/14	45,043
50,000,000	i	FFCB	0.125	04/16/14	50,000
25,000,000	i	FFCB	0.145	07/10/14	25,000
36,600,000	i	FFCB	0.180	07/21/14	36,603
25,000,000	i	FFCB	0.171	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,751
70,000,000	i	FFCB	0.120	10/27/14	70,000
75,000,000	i	FFCB	0.240	10/27/14	74,991
50,000,000	i	FFCB	0.151	12/12/14	50,000
50,000,000	i	Federal Home Loan Bank (FHLB)	0.200	04/01/14	50,000
20,000,000	i	FHLB	0.220	04/01/14	20,010
80,000,000	i	Federal National Mortgage Association (FNMA)	0.137	06/20/14	79,997
50,000,000	i	Royal Bank of Canada	0.280	06/10/14	50,000
50,000,000	i	Toronto-Dominion Bank	0.203	09/02/14	50,000
50,000,000	i	Wells Fargo Bank NA	0.240	04/01/14	50,000
		TOTAL VARIABLE RATE SECURITIES			1,266,382

		TOTAL SHORT-TERM INVESTMENTS			11,856,375
		(Cost $11,856,375)

		TOTAL INVESTMENTS - 100.0%			11,856,375
		(Cost $11,856,375)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(1,484)
		NET ASSETS - 100.0%			$11,854,891
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2014, the aggregate value of these securities was $3,449,568,000, or 29.1% of net assets.

Cost amounts are in thousands.
396

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used

397

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2014, there were no material transfers between levels by the Accounts.

398

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

As of March 31, 2014, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2014, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3		Total
Stock
Equity investments:
Consumer discretionary	$12,285,134	$5,300,758		$57	$17,585,949
Consumer staples	6,486,242	3,101,949		964	9,589,155
Energy	8,231,733	2,908,634		285	11,140,652
Financials	14,734,050	9,352,768		1,515	24,088,333
Health care	11,687,468	3,056,083		70,200	14,813,751
Industrials	10,272,118	5,017,547		98	15,289,763
Information technology	16,107,861	2,904,359		2	19,012,222
Materials	3,421,278	3,210,042		230	6,631,550
Telecommunication services	1,840,811	1,530,396		494	3,371,701
Utilities	2,333,104	1,208,783		-	3,541,887
Corporate bonds	-	19		36	55
Government bonds	-	283		-	283
Equity-linked notes	-	1,848		-	1,848
Purchased options	117	-		-	117
Short-term investments	-	5,651,060		-	5,651,060
Written options**	(288)	-		-	(288)
Total	$87,399,628	$43,244,529		$73,881	$130,718,038
Global Equities
Equity investments:
Asia	$-	$1,436,801		$-	$1,436,801
Australia	-	422,801		-	422,801
Europe	145,936	4,173,754		-	4,319,690
North America	10,221,858	705,588		-	10,927,446
All other equity investments*	88,774	1,651,133		-	1,739,907
Short-term investments	-	717,253		-	717,253
Futures**	164	-		-	164
Total	$10,456,732	$9,107,330		$-	$19,564,062
Growth
Equity investments:
Consumer discretionary	$3,866,257	$230,170	$		$4,096,427
Consumer staples	1,332,772	34,335		-	1,367,107
Financials	1,336,445	11,736		-	1,348,181
Health care	2,623,183	160,297		-	2,783,480
Industrials	2,255,112	53,766		-	2,308,878
Information technology	5,511,048	30,852		-	5,541,900
Materials	810,082	6,834		-	816,916
Telecommunication services	160,205	73,762		-	233,967
All other equity investments*	672,208	-		-	672,208
Short-term investments	481,967	152,482		-	634,449
Futures**	212	-		-	212
Total	$19,049,491	$754,234		$-	$19,803,725
399

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Energy	$1,478,933	$-	$19	$1,478,952
Health care	2,056,843	-	18,749	2,075,592
Telecommunication services	354,435	-	118	354,553
All other equity investments*	12,058,947	-	-	12,058,947
Short-term investments	550,140	9,898	-	560,038
Futures**	4	-	-	4
Total	$16,499,302	$9,898	$18,886	$16,528,086
Bond Market
Bank loan obligations	$-	$18,078	$-	$18,078
Corporate bonds	-	4,322,347	-	4,322,347
Government bonds	-	6,815,508	-	6,815,508
Structured assets	-	1,620,665	3,834	1,624,499
Preferred stocks	21,180	-	-	21,180
Short-term investments	-	2,303,573		2,303,573
Credit default swaps**	-	(230)		(230)
Total	$21,180	$15,079,941	$3,834	$15,104,955
Social Choice
Equity investments:
Consumer discretionary	$858,771	$182,806	$-	$1,041,577
Consumer staples	488,908	162,955	-	651,863
Energy	589,857	143,237	-	733,094
Financials	1,365,495	469,303	-	1,834,798
Health care	763,403	169,262	-	932,665
Industrials	678,845	237,775	-	916,620
Information technology	1,077,322	64,939	-	1,142,261
Materials	305,086	158,563	-	463,649
Telecommunication services	83,359	78,380	-	161,739
Utilities	237,803	63,813	-	301,616
Bank loan obligations	-	21,382	-	21,382
Corporate bonds	-	1,939,223	-	1,939,223
Government bonds	-	3,123,536	-	3,123,536
Structured assets	-	261,358	-	261,358
Short-term investments	-	1,204,218	-	1,204,218
Total	$6,448,849	$8,280,750	$-	$14,729,599

* For detailed categories, see the accompanying schedule of investments.

** Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

400

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

At March 31, 2014, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Global Equities	S&P 500 Index E-mini	850	$79,246	June 2014	$164
Growth	S&P 500 Index E-mini	1,100	102,553	June 2014	212
Equity Index	S&P 500 Index E-mini	91	8,484	June 2014	13
	S&P Mid-Cap 400 Index E-mini	5	687	June 2014	2
	Russell 2000 Mini index	11	1,288	June 2014	(11)
Total		107	$10,459		$4

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains and losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values.

The following Account had purchased options outstanding as of March 31, 2014 (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Bank of America Corp, Call, 06/21/14 at $17	300	$25
Bank of America Corp, Call, 08/16/14 at $17	300	32
Citigroup, Inc, Call, 06/21/14 at $49	160	21
Exxon Mobil Corp, Call, 10/18/14 at $98	100	39
Tesla Motors, Inc, Call, 04/04/14 at $245	5	-
	865	$117

Written options outstanding as of March 31, 2014 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Bank of America Corp, Call, 03/28/14 at $18	200	$-
Bank of America Corp, Call, 06/21/14 at $18	600	(25)
Bank of America Corp, Call, 08/16/14 at $18	600	(38)
Citigroup, Inc, Call, 06/21/14 at $50	160	(16)
Citigroup, Inc, Call, 06/21/14 at $55	160	(3)
Exxon Mobil Corp, Call, 10/18/14 at $100	100	(28)
Exxon Mobil Corp, Call, 10/18/14 at $105	100	(12)
Facebook, Inc, Call, 04/04/14 at $80	25	-
Microsoft Corp, Call, 04/19/14 at $40	1,210	(165)
Procter & Gamble Co, Call, 04/19/14 at $85	230	(1)
Tesla Motors, Inc, Call, 04/04/14 at $258	10	-
	3,395	$(288)

401

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed-upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

At March 31, 2014, open credit default swap contracts purchased by the Accounts were as follows (dollar amounts are in thousands):

Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spread at 3/31/14 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond Market	Republic of Poland	JP Morgan Chase Bank N.A.	9/20/18	1.00%	0.58%	$12,000	$30	$(330)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

402

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 4 – affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

	Value at	Purchase	Sales	Realized	Dividend	Shares at	Value at
Issue	December 31, 2013	cost	proceeds	gain (loss)	income	March 31, 2014	March 31, 2014
Stock Account
Hibernia REIT plc	$31,243	$—	$—	$—	$—	19,410,600	$28,292
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$338,936	$205,722	$62,691	$—	$—	481,966,995	$481,967
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$536,110	$56,943	$42,913	$—	$—	550,139,801	$550,140

Note 5 – investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

403

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of March 31, 2014, the CREF Stock Account is a party to one equity-linked note.

Net unrealized appreciation (depreciation): At March 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$23,598,757	$(2,119,346)	$21,479,411
Global Equities	3,559,858	(255,245)	3,304,613
Growth	4,548,100	(115,823)	4,432,277
Equity Index	7,351,273	(544,019)	6,807,254
Bond Market	249,907	(125,264)	124,643
Inflation-Linked Bond	519,239	(142,864)	376,375
Social Choice	3,035,546	(181,575)	2,853,971
404

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: May 16, 2014	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer